UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10509

AXA PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK C. AMOROSI, ESQ.

K&L Gates LLP

1601 K. Street, N.W.

Washington, D.C. 20036-1800

Telephone: (202) 778-9351

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: July 1, 2009 – September 30, 2009

Item 1.	Schedule of Investments.

The following are schedules of investments of the registrant as of September 30, 2009. The schedules have not been audited.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 400 Portfolio-II*‡	2,132,435	$21,710,177
AXA Tactical Manager 500 Portfolio-II*‡	12,375,591	125,062,205
AXA Tactical Manager International Portfolio-II*‡	4,253,026	42,335,935
EQ/AllianceBernstein International Portfolio‡	482,106	4,042,240
EQ/BlackRock Basic Value Equity Portfolio‡	816,288	9,581,922
EQ/BlackRock International Value Portfolio‡	625,044	7,069,226
EQ/Boston Advisors Equity Income Portfolio‡	4,667,687	21,438,980
EQ/Core Bond Index Portfolio‡	37,591,411	362,267,115
EQ/Global Bond PLUS Portfolio‡	13,380,517	130,109,449
EQ/Global Multi-Sector Equity Portfolio‡	908,620	9,970,624
EQ/Intermediate Government Bond Index Portfolio‡	11,306,904	110,508,292
EQ/International Core PLUS Portfolio‡	812,784	7,239,472
EQ/International ETF Portfolio‡ .	634,398	4,901,167
EQ/International Growth Portfolio‡	861,630	4,729,790
EQ/Large Cap Core PLUS Portfolio‡	2,081,817	14,177,399
EQ/Large Cap Growth Index Portfolio‡	2,248,190	16,143,447
EQ/Large Cap Growth PLUS Portfolio‡	1,755,855	24,795,984
EQ/Large Cap Value Index Portfolio‡	1,049,670	5,112,315
EQ/Large Cap Value PLUS Portfolio‡	3,541,043	31,677,038
EQ/PIMCO Ultra Short Bond Portfolio‡	14,773,003	147,272,658
EQ/Quality Bond PLUS Portfolio‡	37,452,153	346,798,510
Multimanager Core Bond Portfolio‡	34,435,435	357,610,785
Multimanager International Equity Portfolio‡	1,356,197	14,436,917
Multimanager Large Cap Core Equity Portfolio‡	2,223,073	19,503,352
Multimanager Large Cap Value Portfolio‡	3,725,623	31,781,309
Multimanager Mid Cap Value Portfolio‡	1,064,110	8,413,234
Multimanager Multi-Sector Bond Portfolio‡	27,373,329	106,213,591

Total Investment Companies (99.8%) (Cost $1,906,073,801)		1,984,903,133

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.2%)
JPMorgan Chase Nassau 0.000%, 10/1/09 (Amortized Cost $3,987,056)	$3,987,056	3,987,056

Total Investments (100.0%) (Cost/Amortized Cost $1,910,060,857)		1,988,890,189
Other Assets Less Liabilities (0.0%)		284,760

Net Assets (100%)		$1,989,174,949

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value September 30, 2009	Dividend Income	Realized Gain (Loss)
AXA Tactical Manager 400 Portfolio-II	$—	$22,486,770	$808,062	$21,710,177	$—	$—
AXA Tactical Manager 500 Portfolio-II	—	125,321,292	—	125,062,205	—	—
AXA Tactical Manager International Portfolio-II	—	43,000,000	—	42,335,935	—	—
EQ/AllianceBernstein International Portfolio	—	3,407,590	563,301	4,042,240	1,042	255,043
EQ/BlackRock Basic Value Equity Portfolio	40,859,007	10,900,760	60,319,723	9,581,922	19,250	(17,987,499)
EQ/BlackRock International Value Portfolio	8,851,457	3,349,709	11,300,138	7,069,226	2,860	(5,225,072)
EQ/Boston Advisors Equity Income Portfolio	11,639,215	9,564,444	3,405,735	21,438,980	7,292	(375,540)
EQ/Core Bond Index Portfolio(a)	—	374,657,295	29,718,465	362,267,115	188,802	570,272
EQ/Davis New York Venture Portfolio	18,776,904	2,544,747	26,958,181	—	—	(9,060,921)
EQ/Equity Growth PLUS Portfolio(b)	663,549	—	938,610	—	—	(404,310)
EQ/Global Bond PLUS Portfolio(c)	97,180,719	41,614,461	13,721,716	130,109,449	935,115	(1,414,812)
EQ/Global Multi-Sector Equity Portfolio(d)	4,486,170	4,718,828	3,591,183	9,970,624	3,610	(1,348,359)
EQ/Intermediate Government Bond Index Portfolio(e)	—	123,046,051	13,310,500	110,508,292	—	(111,446)
EQ/International Core PLUS Portfolio	20,370,684	7,732,716	30,474,574	7,239,472	—	(2,604,215)
EQ/International ETF Portfolio	—	20,195,229	16,134,474	4,901,167	—	8,251,878
EQ/International Growth Portfolio	—	3,907,343	583,760	4,729,790	795	234,585
EQ/Large Cap Core PLUS Portfolio	34,200,344	37,393,662	62,370,537	14,177,399	—	14,493,693
EQ/Large Cap Growth Index Portfolio	—	55,099,445	41,944,212	16,143,447	1,895	15,994,152
EQ/Large Cap Growth PLUS Portfolio	61,611,302	18,471,416	68,438,318	24,795,984	6,421	(8,884,679)
EQ/Large Cap Value Index Portfolio	—	30,594,899	25,991,836	5,112,315	—	7,511,518
EQ/Large Cap Value PLUS Portfolio	4,262,971	22,473,558	4,675,707	31,677,038	1,781	(1,371,011)
EQ/Long Term Bond Portfolio	149,643,370	13,996,109	162,036,786	—	—	(12,080,714)
EQ/Money Market Portfolio	324,912,338	44,177,523	369,089,841	—	171,509	(2,146)
EQ/PIMCO Ultra Short Bond Portfolio(f)	112,339,812	40,683,487	16,456,067	147,272,658	—	(597,354)
EQ/Quality Bond PLUS Portfolio	23,778,958	329,654,902	28,473,270	346,798,510	959,706	(2,224,798)
EQ/Short Duration Bond Portfolio	223,898,353	22,902,724	264,244,617	—	—	(16,119,639)
Multimanager Core Bond Portfolio	168,735,569	198,824,993	28,066,198	357,610,785	7,449,113	616,770
Multimanager International Equity Portfolio	20,480,545	5,710,902	24,864,320	14,436,917	10,960	(11,656,872)
Multimanager Large Cap Core Equity Portfolio	24,393,123	11,399,884	27,649,227	19,503,352	—	(6,554,331)
Multimanager Large Cap Value Portfolio	28,019,420	10,193,339	21,101,826	31,781,309	—	(10,360,967)
Multimanager Mid Cap Value Portfolio	12,105,333	4,196,075	15,553,582	8,413,234	46,764	(4,015,854)

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value September 30, 2009	Dividend Income	Realized Gain (Loss)
Multimanager Multi-Sector Bond Portfolio(g)	$67,910,279	$41,378,689	$16,530,447	$106,213,591	$—	$(5,928,433)

	$1,459,119,422	$1,683,598,842	$1,389,315,213	$1,984,903,133	$9,806,915	$(70,401,061)

(a)	formerly known as EQ/JPMorgan Core Bond Portfolio

(b)	formerly known as EQ/Marsico Focus Portfolio and EQ/Focus PLUS Portfolio

(c)	formerly known as EQ/Evergreen International Bond Portfolio

(d)	formerly known as EQ/Van Kampen Emerging Markets Equity Portfolio

(e)	formerly known as EQ/AllianceBernstein Intermediate Government Securities Portfolio

(f)	formerly known as EQ/PIMCO Real Return Portfolio

(g)	formerly known as Multimanager High Yield Portfolio

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Investment Companies
Investment Companies	$—	$1,984,903,133	$—	$1,984,903,133
Short-Term Investments	—	3,987,056	—	3,987,056

Total Asset	$—	$1,988,890,189	$—	$1,988,890,189

Total Liability	$—	$—	$—	$–

Total	$—	$1,988,890,189	$—	$1,988,890,189

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Investment Companies	$1,683,598,842
Net Proceeds of Sales and Redemptions:
Investment Companies	$1,317,216,531

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$100,319,327
Aggregate gross unrealized depreciation	(21,457,908)

Net unrealized appreciation	$78,861,419

Federal income tax cost of investments	$1,910,028,770

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio-II*‡	1,740,366	$17,689,857
AXA Tactical Manager 400 Portfolio-II*‡	4,805,837	48,927,898
AXA Tactical Manager 500 Portfolio-II*‡	19,501,425	197,072,706
AXA Tactical Manager International Portfolio-II*‡	10,530,404	104,822,906
EQ/AllianceBernstein International Portfolio‡	1,141,111	9,567,694
EQ/AXA Franklin Small Cap Value Core Portfolio‡	1,495,389	12,141,135
EQ/BlackRock Basic Value Equity Portfolio‡	1,540,875	18,087,415
EQ/BlackRock International Value Portfolio‡	1,121,586	12,685,108
EQ/Boston Advisors Equity Income Portfolio‡	9,162,223	42,082,663
EQ/Core Bond Index Portfolio‡	25,386,556	244,649,352
EQ/GAMCO Small Company Value Portfolio‡	355,094	10,143,583
EQ/Global Bond PLUS Portfolio‡	9,861,776	95,893,921
EQ/Global Multi-Sector Equity Portfolio‡	1,697,324	18,625,369
EQ/Intermediate Government Bond Index Portfolio‡	7,916,677	77,373,828
EQ/International Core PLUS Portfolio‡	1,782,941	15,880,673
EQ/International ETF Portfolio‡ .	1,594,854	12,321,367
EQ/International Growth Portfolio‡	1,997,494	10,964,949
EQ/Large Cap Core PLUS Portfolio‡	2,974,404	20,256,016
EQ/Large Cap Growth Index Portfolio‡	3,634,517	26,098,162
EQ/Large Cap Growth PLUS Portfolio‡	2,632,426	37,174,808
EQ/Large Cap Value Index Portfolio‡	1,481,877	7,217,340
EQ/Large Cap Value PLUS Portfolio‡	5,754,898	51,481,474
EQ/Mid Cap Index Portfolio‡	568,226	3,677,439
EQ/PIMCO Ultra Short Bond Portfolio‡	10,772,186	107,388,355
EQ/Quality Bond PLUS Portfolio‡	25,050,512	231,962,098
EQ/Small Company Index Portfolio‡	504,724	4,157,304
Multimanager Core Bond Portfolio‡	23,080,177	239,686,826
Multimanager International Equity Portfolio‡	2,703,659	28,780,842
Multimanager Large Cap Core Equity Portfolio‡	2,417,763	21,211,399
Multimanager Large Cap Value Portfolio‡	6,011,775	51,283,257
Multimanager Mid Cap Growth Portfolio*‡	584,752	4,022,915
Multimanager Mid Cap Value Portfolio‡	430,196	3,401,282
Multimanager Multi-Sector Bond Portfolio‡	21,196,490	82,246,310
Multimanager Small Cap Value Portfolio‡	749,368	6,394,231

Total Investments (100.0%) (Cost $1,814,243,120)		1,875,370,482
Other Assets Less Liabilities (0.0%)		(738,510)

Net Assets (100%)		$1,874,631,972

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value September 30, 2009	Dividend Income	Realized Gain (Loss)
AXA Tactical Manager 2000 Portfolio-II	$—	$17,400,000	$—	$17,689,857	$—	$—
AXA Tactical Manager 400 Portfolio-II	—	50,835,748	2,215,001	48,927,898	—	—
AXA Tactical Manager 500 Portfolio-II	—	197,379,253	—	197,072,706	—	—
AXA Tactical Manager International Portfolio-II	—	106,400,000	—	104,822,906	—	—
EQ/AllianceBernstein International Portfolio	—	6,519,345	186,334	9,567,694	2,320	83,401
EQ/AXA Franklin Small Cap Value Core Portfolio(a)	16,769,110	2,128,143	16,613,686	12,141,135	2,947	(9,625,466)
EQ/BlackRock Basic Value Equity Portfolio	75,998,116	10,433,738	111,845,550	18,087,415	32,103	(44,529,479)
EQ/BlackRock International Value Portfolio	19,393,056	3,457,831	24,565,069	12,685,108	4,925	(13,612,753)
EQ/Boston Advisors Equity Income Portfolio	30,238,802	8,398,170	828,186	42,082,663	14,539	(63,436)
EQ/Core Bond Index Portfolio(b)	—	235,627,418	2,843,038	244,649,352	124,874	63,878
EQ/Davis New York Venture Portfolio	31,729,579	2,072,716	48,934,677	—	—	(21,004,816)
EQ/Equity Growth PLUS Portfolio(c)	1,128,994	—	1,590,842	—	—	(681,758)
EQ/GAMCO Small Company Value Portfolio	18,044,360	2,487,811	19,665,193	10,143,583	415	(8,937,713)
EQ/Global Bond PLUS Portfolio(d)	70,700,872	24,436,949	1,541,338	95,893,921	650,442	182,330
EQ/Global Multi-Sector Equity Portfolio(e)	9,926,338	3,670,085	509,657	18,625,369	6,595	(84,767)
EQ/Intermediate Government Bond Index Portfolio(f)	—	78,479,687	1,625,613	77,373,828	—	(15,936)
EQ/International Core PLUS Portfolio	52,062,000	8,853,203	70,074,389	15,880,673	—	(11,139,848)
EQ/International ETF Portfolio	—	48,743,179	39,363,896	12,321,367	—	21,080,355
EQ/International Growth Portfolio	—	7,568,773	193,057	10,964,949	1,748	76,678
EQ/Large Cap Core PLUS Portfolio	52,046,186	46,426,859	86,376,441	20,256,016	—	19,598,464
EQ/Large Cap Growth Index Portfolio	—	80,516,219	60,051,692	26,098,162	2,896	23,940,642
EQ/Large Cap Growth PLUS Portfolio	97,018,349	14,512,377	95,261,545	37,174,808	9,453	(15,221,497)
EQ/Large Cap Value Index Portfolio	—	42,929,377	36,563,825	7,217,340	—	11,538,921
EQ/Large Cap Value PLUS Portfolio	5,555,727	33,439,542	1,434,942	51,481,474	2,821	(608,273)
EQ/Long Term Bond Portfolio	99,625,819	5,329,842	104,513,647	—	—	(8,700,318)
EQ/Mid Cap Index Portfolio	—	12,129,928	9,341,786	3,677,439	—	5,101,992
EQ/Money Market Portfolio	244,267,280	9,000,808	253,268,073	—	124,849	(1,619)
EQ/PIMCO Ultra Short Bond Portfolio(g)	86,219,885	15,750,860	1,541,357	107,388,355	—	278,867
EQ/Quality Bond PLUS Portfolio	25,554,566	196,530,371	3,698,588	231,962,098	636,801	(461,593)
EQ/Short Duration Bond Portfolio	131,249,720	7,698,660	150,313,315	—	—	(10,513,143)
EQ/Small Company Index Portfolio	5,410,226	17,808,180	20,258,603	4,157,304	—	7,443,431
Multimanager Core Bond Portfolio	123,328,080	107,543,413	3,261,822	239,686,826	5,056,892	571,408

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value September 30, 2009	Dividend Income	Realized Gain (Loss)
Multimanager International Equity Portfolio	$55,123,733	$4,565,524	$69,255,498	$28,780,842	$21,680	$(38,153,283)
Multimanager Large Cap Core Equity Portfolio	31,337,217	4,885,335	31,020,749	21,211,399	—	(12,511,627)
Multimanager Large Cap Value Portfolio	52,137,724	8,584,474	30,355,885	51,283,257	—	(15,956,126)
Multimanager Mid Cap Growth Portfolio	6,110,173	446,212	6,460,734	4,022,915	—	(2,491,118)
Multimanager Mid Cap Value Portfolio	13,250,094	957,802	19,908,145	3,401,282	18,482	(9,574,934)
Multimanager Multi-Sector Bond Portfolio(h)	53,994,342	23,769,795	2,040,804	82,246,310	—	(755,351)
Multimanager Small Cap Value Portfolio	4,809,099	446,212	128,438	6,394,231	—	(58,821)

	$1,413,029,447	$1,448,163,839	$1,327,651,415	$1,875,370,482	$6,714,782	$(134,743,308)

(a)	formerly known as EQ/Franklin Small Cap Value Portfolio

(b)	formerly known as EQ/JPMorgan Core Bond Portfolio

(c)	formerly known as EQ/Marsico Focus Portfolio and EQ/Focus PLUS Portfolio

(d)	formerly known as EQ/Evergreen International Bond Portfolio

(e)	formerly known as EQ/Van Kampen Emerging Markets Equity Portfolio

(f)	formerly known as EQ/AllianceBernstein Intermediate Government Securities Portfolio

(g)	formerly known as EQ/PIMCO Real Return Portfolio

(h)	formerly known as Multimanager High Yield Portfolio

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Investment Companies
Investment Companies	$—	$1,875,370,482	$—	$1,875,370,482

Total Asset	$—	$1,875,370,482	$—	$1,875,370,482

Total Liability	$—	$—	$—	$—

Total	$—	$1,875,370,482	$—	$1,875,370,482

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Investment Companies	$1,448,163,839
Net Proceeds of Sales and Redemptions:
Investment Companies	$1,191,751,479

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$99,006,733
Aggregate gross unrealized depreciation	(37,796,053)

Net unrealized appreciation	$61,210,680

Federal income tax cost of investments	$1,814,159,802

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio-II*‡	19,504,098	$198,248,400
AXA Tactical Manager 400 Portfolio-II*‡	32,014,603	325,938,457
AXA Tactical Manager 500 Portfolio-II*‡	124,234,017	1,255,453,590
AXA Tactical Manager International Portfolio-II*‡	76,291,976	759,433,944
EQ/AllianceBernstein International Portfolio‡	7,431,506	62,309,773
EQ/AllianceBernstein Small Cap Growth Portfolio‡	6,707,862	79,293,206
EQ/AXA Franklin Small Cap Value Core Portfolio‡	10,279,104	83,456,554
EQ/BlackRock Basic Value Equity Portfolio‡	10,033,046	117,771,962
EQ/BlackRock International Value Portfolio‡	6,915,595	78,215,199
EQ/Boston Advisors Equity Income Portfolio‡	33,537,946	154,041,883
EQ/Core Bond Index Portfolio‡	104,227,115	1,004,433,061
EQ/GAMCO Small Company Value Portfolio‡	2,296,379	65,598,077
EQ/Global Bond PLUS Portfolio‡	43,135,016	419,436,204
EQ/Global Multi-Sector Equity Portfolio‡	13,145,383	144,249,175
EQ/Intermediate Government Bond Index Portfolio‡	42,673,969	417,075,020
EQ/International Core PLUS Portfolio‡	11,860,955	105,645,610
EQ/International ETF Portfolio‡	11,362,011	87,779,492
EQ/International Growth Portfolio‡	13,322,555	73,132,192
EQ/Large Cap Core PLUS Portfolio‡	18,482,814	125,869,962
EQ/Large Cap Growth Index Portfolio‡	21,839,279	156,820,019
EQ/Large Cap Growth PLUS Portfolio‡	17,609,366	248,677,407
EQ/Large Cap Value Index Portfolio‡	8,241,476	40,139,316
EQ/Large Cap Value PLUS Portfolio‡	55,015,384	492,150,018
EQ/Mid Cap Index Portfolio‡	3,846,603	24,894,415
EQ/PIMCO Ultra Short Bond Portfolio‡	50,313,944	501,581,720
EQ/Quality Bond PLUS Portfolio‡	114,386,605	1,059,194,216
EQ/Small Company Index Portfolio‡	5,420,557	44,647,955
Multimanager Core Bond Portfolio‡	105,316,002	1,093,702,984
Multimanager International Equity Portfolio‡	19,733,382	210,064,716
Multimanager Large Cap Core Equity Portfolio‡	13,387,462	117,450,209
Multimanager Large Cap Value Portfolio‡	32,124,164	274,034,173
Multimanager Mid Cap Growth Portfolio*‡	3,748,928	25,791,458
Multimanager Mid Cap Value Portfolio‡	2,384,932	18,856,126
Multimanager Multi-Sector Bond Portfolio‡	109,694,673	425,635,662
Multimanager Small Cap Growth Portfolio*‡	10,289,558	68,161,103
Multimanager Small Cap Value Portfolio‡	4,981,861	42,509,356

Total Investment Companies (100.0%) (Cost $10,320,420,081)		10,401,692,614

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.1%)
JPMorgan Chase Nassau 0.000%, 10/1/09 (Amortized Cost $8,015,284)	$8,015,284	8,015,284

Total Investments (100.1%) (Cost/Amortized Cost $10,328,435,365)		10,409,707,898
Other Assets Less Liabilities (-0.1%)		(7,202,347)

Net Assets (100%)		$10,402,505,551

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value September 30, 2009	Dividend Income	Realized Gain (Loss)
AXA Tactical Manager 2000 Portfolio-II	$—	$195,000,000	$—	$198,248,400	$—	$—
AXA Tactical Manager 400 Portfolio-II	—	338,669,725	14,810,239	325,938,457	—	—
AXA Tactical Manager 500 Portfolio-II	—	1,257,740,514	—	1,255,453,590	—	—
AXA Tactical Manager International Portfolio-II	—	770,600,000	—	759,433,944	—	—
EQ/AllianceBernstein International Portfolio	—	40,258,833	293,558	62,309,773	15,329	162,240
EQ/AllianceBernstein Small Cap Growth Portfolio	—	51,687,267	290,663	79,293,206	11,291	163,824
EQ/AXA Franklin Small Cap Value Core Portfolio(a)	89,598,930	7,198,909	55,283,407	83,456,554	20,353	(32,660,746)
EQ/BlackRock Basic Value Equity Portfolio	605,833,588	27,767,014	864,553,185	117,771,962	204,555	(367,107,880)
EQ/BlackRock International Value Portfolio	145,585,817	10,118,069	176,917,706	78,215,199	30,673	(98,530,688)
EQ/Boston Advisors Equity Income Portfolio	120,902,663	22,347,730	3,016,963	154,041,883	53,645	(514,095)
EQ/Core Bond Index Portfolio(b)	—	962,764,501	7,780,210	1,004,433,061	508,939	135,650
EQ/Davis New York Venture Portfolio	193,527,295	6,022,986	303,474,218	—	—	(139,404,923)
EQ/Equity Growth PLUS Portfolio(c)	4,940,618	—	7,141,508	—	—	(3,163,246)
EQ/GAMCO Small Company Value Portfolio	142,571,633	6,999,089	155,033,194	65,598,077	2,737	(72,632,268)
EQ/Global Bond PLUS Portfolio(d)	317,625,681	95,498,896	2,800,360	419,436,204	2,741,361	1,017,376
EQ/Global Multi-Sector Equity Portfolio(e)	81,350,047	23,596,837	3,417,400	144,249,175	51,095	(1,211,026)
EQ/Intermediate Government Bond Index Portfolio(f)	—	416,756,177	2,448,524	417,075,020	—	(15,454)
EQ/International Core PLUS Portfolio	390,055,706	29,746,200	520,502,161	105,645,610	—	(115,424,579)
EQ/International ETF Portfolio	—	356,717,520	293,610,327	87,779,492	—	159,268,662
EQ/International Growth Portfolio	—	47,965,313	304,927	73,132,192	11,809	150,871
EQ/Large Cap Core PLUS Portfolio	397,715,402	234,247,467	567,461,959	125,869,962	—	109,946,993
EQ/Large Cap Growth Index Portfolio	—	500,477,900	380,503,372	156,820,019	18,657	152,993,499
EQ/Large Cap Growth PLUS Portfolio	707,123,244	44,525,549	639,432,213	248,677,407	64,032	(102,232,479)
EQ/Large Cap Value Index Portfolio	—	258,397,906	223,037,559	40,139,316	—	61,356,943
EQ/Large Cap Value PLUS Portfolio	77,178,623	287,138,768	3,333,601	492,150,018	27,245	(1,678,056)
EQ/Long Term Bond Portfolio	472,410,152	11,293,098	484,401,344	—	—	(43,223,141)
EQ/Mid Cap Index Portfolio	—	85,442,628	67,889,257	24,894,415	—	37,752,591
EQ/Money Market Portfolio	429,254,234	14,665,499	443,919,714	—	217,835	(2,856)
EQ/PIMCO Ultra Short Bond Portfolio(g)	431,945,718	39,293,019	3,069,868	501,581,720	—	1,234,874
EQ/Quality Bond PLUS Portfolio	509,478,327	496,311,208	5,534,411	1,059,194,216	2,940,248	(570,293)
EQ/Short Duration Bond Portfolio	667,755,504	15,057,464	734,949,703	—	—	(47,483,051)
EQ/Small Company Index Portfolio	91,097,972	116,442,500	186,194,175	44,647,955	—	50,439,138

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value September 30, 2009	Dividend Income	Realized Gain (Loss)
Multimanager Core Bond Portfolio	$956,806,297	$131,801,367	$50,673,992	$1,093,702,984	$25,665,709	$409,927
Multimanager International Equity Portfolio	454,868,970	11,278,244	530,793,593	210,064,716	158,872	(281,789,639)
Multimanager Large Cap Core Equity Portfolio	190,599,940	12,959,562	173,674,879	117,450,209	—	(70,579,825)
Multimanager Large Cap Value Portfolio	304,198,513	25,508,274	158,727,104	274,034,173	—	(79,526,229)
Multimanager Mid Cap Growth Portfolio	51,671,766	1,876,864	61,769,563	25,791,458	—	(27,442,145)
Multimanager Mid Cap Value Portfolio	110,235,380	1,980,530	178,190,188	18,856,126	103,666	(91,062,770)
Multimanager Multi-Sector Bond Portfolio(h)	302,595,580	95,879,824	4,387,400	425,635,662	—	(1,388,708)
Multimanager Small Cap Growth Portfolio	101,941,417	10,863,820	89,650,239	68,161,103	—	(40,720,658)
Multimanager Small Cap Value Portfolio	32,755,795	1,913,538	495,883	42,509,356	—	(252,145)

	$8,381,624,812	$7,064,810,609	$7,399,768,567	$10,401,692,614	$32,848,051	$(1,043,584,312)

(a)	formerly known as EQ/Franklin Small Cap Value Portfolio

(b)	formerly known as EQ/JPMorgan Core Bond Portfolio

(c)	formerly known as EQ/Marsico Focus Portfolio and EQ/Focus PLUS Portfolio

(d)	formerly known as EQ/Evergreen International Bond Portfolio

(e)	formerly known as EQ/Van Kampen Emerging Markets Equity Portfolio

(f)	formerly known as EQ/AllianceBernstein Intermediate Government Securities Portfolio

(g)	formerly known as EQ/PIMCO Real Return Portfolio

(h)	formerly known as Multimanager High Yield Portfolio

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Investment Companies
Investment Companies	$—	$10,401,692,614	$—	$10,401,692,614
Short-Term Investments	—	8,015,284	—	8,015,284

Total Asset	$—	$10,409,707,898	$—	$10,409,707,898

Total Liability	$—	$—	$—	$—

Total	$—	$10,409,707,898	$—	$10,409,707,898

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Investment Companies	$7,064,810,609
Net Proceeds of Sales and Redemptions:
Investment Companies	$6,350,943,955

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$435,357,500
Aggregate gross unrealized depreciation	(353,448,142)

Net unrealized appreciation	$81,909,358

Federal income tax cost of investments	$10,327,798,540

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio-II*‡	21,934,608	$222,953,201
AXA Tactical Manager 400 Portfolio-II*‡	45,599,866	464,249,084
AXA Tactical Manager 500 Portfolio-II*‡	180,493,453	1,823,986,362
AXA Tactical Manager International Portfolio-II*‡	113,662,867	1,131,435,365
EQ/AllianceBernstein International Portfolio‡	16,153,637	135,440,844
EQ/AllianceBernstein Small Cap Growth Portfolio‡	11,342,320	134,076,831
EQ/AXA Franklin Small Cap Value Core Portfolio‡	11,764,585	95,517,246
EQ/BlackRock Basic Value Equity Portfolio‡	15,181,767	178,209,741
EQ/BlackRock International Value Portfolio‡	15,378,859	173,934,490
EQ/Boston Advisors Equity Income Portfolio‡	40,605,424	186,503,252
EQ/Core Bond Index Portfolio‡	86,955,286	837,985,043
EQ/GAMCO Small Company Value Portfolio‡	2,844,083	81,243,742
EQ/Global Multi-Sector Equity Portfolio‡	17,053,751	187,137,146
EQ/Intermediate Government Bond Index Portfolio‡	37,725,570	368,711,735
EQ/International Core PLUS Portfolio‡	17,583,198	156,613,673
EQ/International ETF Portfolio‡	16,500,384	127,477,020
EQ/International Growth Portfolio‡	29,235,210	160,482,355
EQ/Large Cap Core PLUS Portfolio‡	24,350,952	165,832,619
EQ/Large Cap Growth Index Portfolio‡	34,143,792	245,174,311
EQ/Large Cap Growth PLUS Portfolio‡	26,240,441	370,564,444
EQ/Large Cap Value Index Portfolio‡	12,175,664	59,300,396
EQ/Large Cap Value PLUS Portfolio‡	84,684,827	757,563,364
EQ/Mid Cap Index Portfolio‡	4,985,871	32,267,519
EQ/PIMCO Ultra Short Bond Portfolio‡	32,887,416	327,855,966
EQ/Quality Bond PLUS Portfolio‡	80,311,444	743,665,896
EQ/Small Company Index Portfolio‡	6,000,008	49,420,763
Multimanager Core Bond Portfolio‡	82,714,101	858,983,038
Multimanager International Equity Portfolio‡	29,539,753	314,454,965
Multimanager Large Cap Core Equity Portfolio‡	28,881,443	253,381,228
Multimanager Large Cap Value Portfolio‡	55,181,906	470,727,525
Multimanager Mid Cap Growth Portfolio*‡	4,633,967	31,880,253
Multimanager Mid Cap Value Portfolio‡	3,975,906	31,434,935
Multimanager Small Cap Growth Portfolio*‡	18,125,564	120,069,149
Multimanager Small Cap Value Portfolio‡	24,407,781	208,267,369

Total Investments (100.1%) (Cost $11,289,271,312)		11,506,800,870
Other Assets Less Liabilities (-0.1%)		(10,920,833)

Net Assets (100%)		$11,495,880,037

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value September 30, 2009	Dividend Income	Realized Gain (Loss)
AXA Tactical Manager 2000 Portfolio-II	$—	$219,300,000	$—	$222,953,201	$—	$—
AXA Tactical Manager 400 Portfolio-II	—	482,536,288	21,478,348	464,249,084	—	— #
AXA Tactical Manager 500 Portfolio-II	—	1,825,942,061	—	1,823,986,362	—	—
AXA Tactical Manager International Portfolio-II	—	1,148,100,000	—	1,131,435,365	—	—
EQ/AllianceBernstein International Portfolio	—	88,022,562	1,217,040	135,440,844	33,774	641,078
EQ/AllianceBernstein Small Cap Growth Portfolio	—	86,832,085	1,098,920	134,076,831	19,316	621,920
EQ/AXA Franklin Small Cap Value Core Portfolio(a)	121,038,754	10,347,063	98,361,833	95,517,246	23,603	(56,623,478)
EQ/BlackRock Basic Value Equity Portfolio	886,693,862	34,864,700	1,300,367,242	178,209,741	291,379	(584,599,119)
EQ/BlackRock International Value Portfolio	338,163,647	15,727,179	428,972,512	173,934,490	68,946	(248,337,259)
EQ/Boston Advisors Equity Income Portfolio	150,677,787	23,686,638	4,284,247	186,503,252	65,232	(531,314)
EQ/Core Bond Index Portfolio(b)	—	806,882,177	8,901,741	837,985,043	406,867	264,773
EQ/Davis New York Venture Portfolio	288,077,279	11,250,829	449,992,469	—	—	(203,443,225)
EQ/Equity Growth PLUS Portfolio(c)	6,319,320	—	8,941,350	—	—	(3,852,935)
EQ/GAMCO Small Company Value Portfolio	177,103,816	11,030,948	196,015,682	81,243,742	3,438	(91,005,711)
EQ/Global Multi-Sector Equity Portfolio(d)	112,778,515	23,980,271	13,297,764	187,137,146	67,684	(8,023,049)
EQ/Intermediate Government Bond Index Portfolio(e)	—	370,226,285	3,950,842	368,711,735	—	(11,748)
EQ/International Core PLUS Portfolio	583,316,094	49,390,568	787,240,710	156,613,673	—	(174,321,232)
EQ/International ETF Portfolio	—	528,695,156	438,965,483	127,477,020	—	237,266,988
EQ/International Growth Portfolio	—	105,665,006	1,260,617	160,482,355	26,217	597,500
EQ/Large Cap Core PLUS Portfolio	501,015,516	328,425,154	758,927,027	165,832,619	—	137,200,428
EQ/Large Cap Growth Index Portfolio	—	784,213,252	598,870,929	245,174,311	28,801	240,114,946
EQ/Large Cap Growth PLUS Portfolio	1,076,012,558	59,989,747	981,925,205	370,564,444	96,278	(161,737,814)
EQ/Large Cap Value Index Portfolio	—	375,468,874	323,069,199	59,300,396	—	87,344,313
EQ/Large Cap Value PLUS Portfolio	141,605,091	423,363,562	10,859,017	757,563,364	42,190	(5,476,916)
EQ/Long Term Bond Portfolio	407,810,733	8,182,421	413,561,931	—	—	(34,252,258)
EQ/Mid Cap Index Portfolio	—	112,462,913	89,763,711	32,267,519	—	49,798,751
EQ/Money Market Portfolio	148,125,481	5,219,416	153,344,898	—	75,143	(993)
EQ/PIMCO Ultra Short Bond Portfolio(f)	287,522,827	20,845,531	2,666,300	327,855,966	—	806,951
EQ/Quality Bond PLUS Portfolio	108,234,615	600,699,963	8,355,515	743,665,896	2,085,020	(789,194)
EQ/Short Duration Bond Portfolio	549,581,703	8,182,421	605,999,725	—	—	(44,451,613)
EQ/Small Company Index Portfolio	54,028,068	148,095,278	173,551,993	49,420,763	—	68,155,835
Multimanager Core Bond Portfolio	1,043,262,253	163,187,349	399,300,089	858,983,038	20,656,545	(13,317,417)

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value September 30, 2009	Dividend Income	Realized Gain (Loss)
Multimanager International Equity Portfolio	$689,982,411	$12,925,142	$815,399,299	$314,454,965	$238,696	$(438,345,754)
Multimanager Large Cap Core Equity Portfolio	371,141,914	21,297,405	313,235,590	253,381,228	—	(140,155,182)
Multimanager Large Cap Value Portfolio	536,269,110	36,986,146	297,214,522	470,727,525	—	(154,924,096)
Multimanager Mid Cap Growth Portfolio	62,071,676	3,371,436	77,656,150	31,880,253	—	(36,861,084)
Multimanager Mid Cap Value Portfolio	141,972,124	2,902,873	222,689,203	31,434,935	174,470	(115,956,225)
Multimanager Small Cap Growth Portfolio	190,520,694	13,295,246	165,801,035	120,069,149	—	(75,370,973)
Multimanager Small Cap Value Portfolio	165,815,596	3,740,578	1,393,283	208,267,369	—	(699,625)

	$9,139,141,444	$8,975,334,523	$10,177,931,421	$11,506,800,870	$24,403,599	$(1,770,274,731)

#	Rounds to less than $0.50

(a)	formerly known as EQ/Franklin Small Cap Value Portfolio

(b)	formerly known as EQ/JPMorgan Core Bond Portfolio

(c)	formerly known as EQ/Marsico Focus Portfolio and EQ/Focus PLUS Portfolio

(d)	formerly known as EQ/Van Kampen Emerging Markets Equity Portfolio

(e)	formerly known as EQ/AllianceBernstein Intermediate Government Securities Portfolio

(f)	formerly known as EQ/PIMCO Real Return Portfolio

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Investment Companies
Investment Companies	$—	$11,506,800,870	$—	$11,506,800,870

Total Asset	$—	$11,506,800,870	$—	$11,506,800,870

Total Liability	$—	$—	$—	$—

Total	$—	$11,506,800,870	$—	$11,506,800,870

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Investment Companies	$8,975,334,523
Net Proceeds of Sales and Redemptions:
Investment Companies	$8,404,909,214

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$650,625,076
Aggregate gross unrealized depreciation	(432,160,759)

Net unrealized appreciation	$218,464,317

Federal income tax cost of investments	$11,288,336,553

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio-II*‡	6,831,435	$69,437,773
AXA Tactical Manager 400 Portfolio-II*‡	18,826,246	191,668,710
AXA Tactical Manager 500 Portfolio-II*‡	71,012,821	717,623,913
AXA Tactical Manager International Portfolio-II*‡	32,865,849	327,156,833
EQ/AllianceBernstein International Portfolio‡	8,010,714	67,166,170
EQ/AllianceBernstein Small Cap Growth Portfolio‡	4,399,530	52,006,559
EQ/AXA Franklin Small Cap Value Core Portfolio‡	4,153,119	33,719,378
EQ/BlackRock Basic Value Equity Portfolio‡	5,624,508	66,022,759
EQ/BlackRock International Value Portfolio‡	7,698,560	87,070,512
EQ/Boston Advisors Equity Income Portfolio‡	10,850,567	49,837,335
EQ/Core Bond Index Portfolio‡	7,334,290	70,680,292
EQ/GAMCO Small Company Value Portfolio‡	1,265,455	36,148,850
EQ/Global Multi-Sector Equity Portfolio‡	5,681,630	62,346,633
EQ/Intermediate Government Bond Index Portfolio‡	2,396,507	23,422,321
EQ/International Core PLUS Portfolio‡	4,847,822	43,179,585
EQ/International ETF Portfolio‡	4,876,605	37,675,188
EQ/International Growth Portfolio‡	14,534,617	79,785,628
EQ/Large Cap Core PLUS Portfolio‡	9,231,948	62,870,565
EQ/Large Cap Growth Index Portfolio‡	12,928,057	92,831,735
EQ/Large Cap Growth PLUS Portfolio‡	10,223,206	144,370,928
EQ/Large Cap Value Index Portfolio‡	5,468,705	26,634,800
EQ/Large Cap Value PLUS Portfolio‡	30,362,626	271,614,337
EQ/Mid Cap Index Portfolio‡	2,231,544	14,442,086
EQ/PIMCO Ultra Short Bond Portfolio‡	2,834,189	28,254,146
EQ/Quality Bond PLUS Portfolio‡	7,076,900	65,530,504
EQ/Small Company Index Portfolio‡	1,861,110	15,329,557
Multimanager Core Bond Portfolio‡	6,668,828	69,255,540
Multimanager International Equity Portfolio‡	9,282,058	98,808,857
Multimanager Large Cap Core Equity Portfolio‡	10,983,438	96,359,346
Multimanager Large Cap Value Portfolio‡	21,869,641	186,558,288
Multimanager Mid Cap Growth Portfolio*‡	715,292	4,920,989
Multimanager Mid Cap Value Portfolio‡	916,798	7,248,532
Multimanager Small Cap Growth Portfolio*‡	6,761,651	44,791,192
Multimanager Small Cap Value Portfolio‡	4,424,489	37,753,400

Total Investment Companies (100.1%) (Cost $3,158,005,862)		3,282,523,241

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.0%)
JPMorgan Chase Nassau 0.000%, 10/1/09 (Amortized Cost $402,786)	$402,786	402,786

Total Investments (100.1%) (Cost/Amortized Cost $3,158,408,648)		3,282,926,027
Other Assets Less Liabilities (-0.1%)		(2,988,899)

Net Assets (100%)		$3,279,937,128

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value September 30, 2009	Dividend Income	Realized Gain (Loss)
AXA Tactical Manager 2000 Portfolio-II	$—	$68,300,000	$—	$69,437,773	$—	$—
AXA Tactical Manager 400 Portfolio-II	—	199,304,172	9,080,995	191,668,710	—	—
AXA Tactical Manager 500 Portfolio-II	—	718,176,824	—	717,623,913	—	—
AXA Tactical Manager International Portfolio-II	—	331,900,000	—	327,156,833	—	—
EQ/AllianceBernstein International Portfolio	—	45,159,336	1,602,222	67,166,170	16,900	769,379
EQ/AllianceBernstein Small Cap Growth Portfolio	—	34,621,810	1,004,026	52,006,559	7,547	525,424
EQ/AXA Franklin Small Cap Value Core Portfolio(a)	53,101,425	4,554,762	55,374,836	33,719,378	8,387	(32,064,613)
EQ/BlackRock Basic Value Equity Portfolio	306,808,182	20,113,642	461,918,034	66,022,759	103,353	(210,115,597)
EQ/BlackRock International Value Portfolio	175,458,865	6,265,490	224,232,148	87,070,512	34,752	(129,873,380)
EQ/Boston Advisors Equity Income Portfolio	37,527,342	10,857,297	3,683,859	49,837,335	17,456	(475,828)
EQ/Core Bond Index Portfolio(b)	—	68,268,231	635,612	70,680,292	33,116	29,788
EQ/Davis New York Venture Portfolio	138,381,107	4,138,090	215,732,446	—	—	(98,413,237)
EQ/Equity Growth PLUS Portfolio(c)	4,560,860	—	6,680,116	—	—	(3,007,640)
EQ/GAMCO Small Company Value Portfolio	78,451,236	5,751,846	90,568,295	36,148,850	1,536	(43,228,750)
EQ/Global Multi-Sector Equity Portfolio(d)	37,760,579	11,576,235	12,067,903	62,346,633	23,042	(6,123,558)
EQ/Intermediate Government Bond Index Portfolio(e)	—	23,563,375	294,131	23,422,321	—	1,186
EQ/International Core PLUS Portfolio	155,060,371	22,881,332	240,903,415	43,179,585	—	(67,388,787)
EQ/International ETF Portfolio	—	162,265,464	135,113,441	37,675,188	—	71,702,418
EQ/International Growth Portfolio	—	54,025,571	1,661,579	79,785,628	13,135	710,022
EQ/Large Cap Core PLUS Portfolio	159,212,995	155,439,374	283,811,070	62,870,565	—	60,737,168
EQ/Large Cap Growth Index Portfolio	—	284,880,457	214,027,523	92,831,735	10,501	86,862,510
EQ/Large Cap Growth PLUS Portfolio	420,599,387	33,721,447	391,159,328	144,370,928	37,859	(61,493,525)
EQ/Large Cap Value Index Portfolio	—	154,791,915	131,439,873	26,634,800	—	42,755,439
EQ/Large Cap Value PLUS Portfolio	50,441,408	156,583,740	15,446,213	271,614,337	15,234	(8,194,700)
EQ/Mid Cap Index Portfolio	—	51,545,687	41,258,405	14,442,086	—	22,622,564
EQ/PIMCO Ultra Short Bond Portfolio(f)	25,365,447	1,360,086	423,093	28,254,146	—	69,759
EQ/Quality Bond PLUS Portfolio	5,688,561	57,111,349	890,269	65,530,504	184,475	(114,154)
EQ/Small Company Index Portfolio	6,206,744	50,962,788	47,146,383	15,329,557	—	23,475,277
Multimanager Core Bond Portfolio	142,509,078	18,480,294	98,436,261	69,255,540	1,933,791	(4,231,655)
Multimanager International Equity Portfolio	206,400,719	14,096,412	279,486,765	98,808,857	75,422	(159,966,987)
Multimanager Large Cap Core Equity Portfolio	127,076,383	10,191,566	101,841,218	96,359,346	—	(48,516,384)

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value September 30, 2009	Dividend Income	Realized Gain (Loss)
Multimanager Large Cap Value Portfolio	$212,783,663	$19,051,908	$126,843,747	$186,558,288	$—	$(65,594,063)
Multimanager Mid Cap Growth Portfolio	21,483,145	683,271	35,065,686	4,920,989	—	(16,692,343)
Multimanager Mid Cap Value Portfolio	35,996,970	1,318,496	56,066,418	7,248,532	40,650	(26,691,283)
Multimanager Small Cap Growth Portfolio	70,208,759	6,730,868	62,477,970	44,791,192	—	(27,654,187)
Multimanager Small Cap Value Portfolio	29,850,203	1,870,785	2,251,836	37,753,400	—	(1,029,675)

	$2,500,933,429	$2,810,543,920	$3,348,625,116	$3,282,523,241	$2,557,156	$(700,609,412)

(a)	formerly known as EQ/Franklin Small Cap Value Portfolio

(b)	formerly known as EQ/JPMorgan Core Bond Portfolio

(c)	formerly known as EQ/Marsico Focus Portfolio and EQ/Focus PLUS Portfolio

(d)	formerly known as EQ/Van Kampen Emerging Markets Equity Portfolio

(e)	formerly known as EQ/AllianceBernstein Intermediate Government Securities Portfolio

(f)	formerly known as EQ/PIMCO Real Return Portfolio

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Investment Companies
Investment Companies	$—	$3,282,523,241	$—	$3,282,523,241
Short-Term Investments	—	402,786	—	402,786

Total Asset	$—	$3,282,926,027	$—	$3,282,926,027

Total Liability	$—	$—	$—	$—

Total	$—	$3,282,926,027	$—	$3,282,926,027

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Investment Companies	$2,810,543,920
Net Proceeds of Sales and Redemptions:
Investment Companies	$2,647,799,531

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$242,488,815
Aggregate gross unrealized depreciation	(117,719,416)

Net unrealized appreciation	$124,769,399

Federal income tax cost of investments	$3,158,156,628

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.4%)
Auto Components (0.2%)
Amerigon, Inc.*^	1,800	$13,230
BorgWarner, Inc.	32,623	987,172
Cooper Tire & Rubber Co.	6,906	121,407
Drew Industries, Inc.*^	1,400	30,366
Fuel Systems Solutions, Inc.*	1,800	64,782
Gentex Corp.	16,200	229,230
Goodyear Tire & Rubber Co.*	28,093	478,424
Johnson Controls, Inc.	37,541	959,548
Raser Technologies, Inc.*^	2,500	3,825
TRW Automotive Holdings Corp.*	1,700	28,475
WABCO Holdings, Inc.	5,500	115,500
Wonder Auto Technology, Inc.*^	1,200	14,400

		3,046,359

Automobiles (0.1%)
Thor Industries, Inc.^	1,900	58,805
Toyota Motor Corp. (ADR)	8,900	699,273

		758,078

Distributors (0.0%)
LKQ Corp.*	16,218	300,682

Diversified Consumer Services (0.4%)
American Public Education, Inc.*	1,643	57,078
Apollo Group, Inc., Class A*	14,783	1,089,064
Bridgepoint Education, Inc.*	1,425	21,745
Brink’s Home Security Holdings, Inc.*	5,315	163,649
Capella Education Co.*^	1,700	114,478
Career Education Corp.*^	7,208	175,731
ChinaCast Education Corp.*	3,085	22,428
Coinstar, Inc.*^	3,600	118,728
Corinthian Colleges, Inc.*^	9,200	170,752
DeVry, Inc.^	7,046	389,785
Grand Canyon Education, Inc.*^	2,000	35,660
H&R Block, Inc.	38,895	714,890
Hillenbrand, Inc.	2,008	40,903
ITT Educational Services, Inc.*^	4,200	463,722
K12, Inc.*^	2,197	36,206
Learning Tree International, Inc.*	700	7,973
Lincoln Educational Services Corp.*^	1,300	29,744
Matthews International Corp., Class A	3,600	127,368
New Oriental Education & Technology Group, Inc. (ADR)*^	14,250	1,146,412
Pre-Paid Legal Services, Inc.*^	600	30,480
Princeton Review, Inc.*	1,100	4,620
Sotheby’s, Inc.^	7,300	125,779
Steiner Leisure Ltd.*	800	28,608
Strayer Education, Inc.^	1,600	348,288
Universal Technical Institute, Inc.*^	1,961	38,632
Weight Watchers International, Inc.	268	7,354

		5,510,077

Hotels, Restaurants & Leisure (2.5%)
AFC Enterprises, Inc.*	1,100	9,262
Ambassadors Group, Inc.	1,500	23,475
Ameristar Casinos, Inc.	2,398	37,840
Bally Technologies, Inc.*^	6,500	249,405
BJ’s Restaurants, Inc.*^	2,700	40,473
Brinker International, Inc.^	11,900	187,187
Buffalo Wild Wings, Inc.*^	2,200	91,542
Burger King Holdings, Inc	12,340	217,061
California Pizza Kitchen, Inc.*^	1,300	20,306
Carnival Corp.	22,878	761,380
CEC Entertainment, Inc.*^	2,094	54,151
Cheesecake Factory, Inc.*^	7,000	129,640
Chipotle Mexican Grill, Inc., Class A*^	3,700	359,085
Choice Hotels International, Inc.	900	27,954
CKE Restaurants, Inc.	4,200	44,058
Cracker Barrel Old Country Store, Inc.^	2,100	72,240
Ctrip.com International Ltd. (ADR)*	19,993	1,175,388
Darden Restaurants, Inc.	15,500	529,015
Denny’s Corp.*	7,700	20,482
DineEquity, Inc.^	2,200	54,450
Dover Downs Gaming & Entertainment, Inc.	1,100	6,270
Einstein Noah Restaurant Group, Inc.*^	200	2,408
Great Wolf Resorts, Inc.*^	200	714
International Game Technology^	28,653	615,466
Interval Leisure Group, Inc.*	3,592	44,828
Isle of Capri Casinos, Inc.*^	1,649	19,442
Jack in the Box, Inc.*	6,706	137,406
Krispy Kreme Doughnuts, Inc.*	4,600	16,422
Las Vegas Sands Corp.*^	26,373	444,121
Life Time Fitness, Inc.*	296	8,303
Marriott International, Inc., Class A^	15,945	439,923
McDonald’s Corp.	228,038	13,014,129
MGM MIRAGE*^	10,769	129,659
Monarch Casino & Resort, Inc.*^	400	4,304
Morgans Hotel Group Co.*	1,800	9,756
P.F. Chang’s China Bistro, Inc.*^	2,900	98,513
Panera Bread Co., Class A*^	3,200	176,000
Papa John’s International, Inc.*	1,400	34,398
Peet’s Coffee & Tea, Inc.*	1,100	31,053
Pinnacle Entertainment, Inc.*	3,134	31,935
Royal Caribbean Cruises Ltd.*^	4,819	116,042
Ruth’s Hospitality Group, Inc.*^	900	3,798
Scientific Games Corp., Class A*	7,600	120,308
Shuffle Master, Inc.*^	7,000	65,940
Sonic Corp.*^	6,900	76,314
Starbucks Corp.*	82,620	1,706,103
Starwood Hotels & Resorts Worldwide, Inc.^	3,574	118,049
Texas Roadhouse, Inc., Class A*	6,300	66,906
Town Sports International Holdings, Inc.*^	1,400	3,514
Wendy’s/Arby’s Group, Inc., Class A	17,810	84,241
WMS Industries, Inc.*	5,200	231,712
Wyndham Worldwide Corp.	9,399	153,392
Wynn Resorts Ltd.*	44,996	3,189,766
Yum! Brands, Inc.	189,902	6,411,092

		31,716,621

Household Durables (0.2%)
D.R. Horton, Inc.	147,672	1,684,938
Garmin Ltd.^	10,698	403,742
Harman International Industries, Inc.	3,800	128,744
iRobot Corp.*^	1,500	18,465
Leggett & Platt, Inc.	11,230	217,862
M.D.C. Holdings, Inc.	1,352	46,968
National Presto Industries, Inc.	459	39,708
Newell Rubbermaid, Inc.^	4,198	65,867
NVR, Inc.*	94	59,913
Pulte Homes, Inc.	4,000	43,960
Tempur-Pedic International, Inc.*	8,868	167,960

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Tupperware Brands Corp.	7,200	$287,424
Universal Electronics, Inc.*	1,100	22,462

		3,188,013

Internet & Catalog Retail (1.3%)
1-800-FLOWERS.COM, Inc., Class A*^	2,100	7,245
Amazon.com, Inc.*	123,582	11,537,616
Blue Nile, Inc.*	1,500	93,180
Drugstore.Com, Inc.*	6,800	16,524
Expedia, Inc.*	19,082	457,014
HSN, Inc.*	3,758	61,180
Liberty Media Corp., Interactive, Class A*	160,295	1,758,436
Netflix, Inc.*^	4,800	221,616
NutriSystem, Inc.^	2,500	38,150
Orbitz Worldwide, Inc.*	200	1,236
Overstock.com, Inc.*^	1,300	19,071
PetMed Express, Inc.^	1,900	35,815
priceline.com, Inc.*^	14,710	2,439,212
Stamps.com, Inc.*	1,100	10,175
Ticketmaster Entertainment, Inc.*	3,773	44,106

		16,740,576

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	8,575	237,956
Leapfrog Enterprises, Inc.*	2,700	11,097
Mattel, Inc.	31,983	590,406
Polaris Industries, Inc.	3,500	142,730
Pool Corp.^	3,200	71,104
Smith & Wesson Holding Corp.*^	8,200	42,886
Sturm Ruger & Co., Inc.^	1,838	23,784

		1,119,963

Media (2.6%)
Arbitron, Inc.^	2,200	45,672
Cablevision Systems Corp. - New York Group, Class A	371,990	8,834,762
CBS Corp., Class B	33,880	408,254
Cinemark Holdings, Inc.	2,852	29,547
CKX, Inc.*	5,499	36,898
Comcast Corp., Class A^	610,005	9,859,253
Crown Media Holdings, Inc., Class A*^	400	624
CTC Media, Inc.*	4,479	70,410
DIRECTV Group, Inc.*^	51,581	1,422,604
Discovery Communications, Inc., Class C*	29,841	776,761
Dolan Media Co.*^	2,100	25,179
Global Sources Ltd.*	1,540	10,580
Interactive Data Corp.	1,400	36,694
John Wiley & Sons, Inc., Class A	4,800	166,944
Liberty Global, Inc., Class A*^	12,195	275,241
Liberty Media Corp., Capital Series, Class A*	97,255	2,034,575
Liberty Media Corp., Entertainment Series, Class A*	166,365	5,175,615
Martha Stewart Living Omnimedia, Inc., Class A*^	2,100	13,146
Marvel Entertainment, Inc.*	5,600	277,872
McGraw-Hill Cos., Inc.	36,235	910,948
Morningstar, Inc.*^	2,360	114,602
National CineMedia, Inc.	224	3,801
Omnicom Group, Inc.	35,213	1,300,768
Playboy Enterprises, Inc., Class B*	1,000	3,020
RCN Corp.*	4,900	45,570
Regal Entertainment Group, Class A	3,827	47,149
Rentrak Corp.*	1,400	25,004
Scripps Networks Interactive, Inc., Class A	6,066	224,139
Valassis Communications, Inc.*	3,800	67,944
Value Line, Inc.	100	3,087
Viacom, Inc., Class B*	33,530	940,181
Warner Music Group Corp.*	1,100	6,083
World Wrestling Entertainment, Inc., Class A^	1,700	23,817

		33,216,744

Multiline Retail (0.6%)
99 Cents Only Stores*^	3,796	51,056
Big Lots, Inc.*^	775	19,390
Dollar Tree, Inc.*	10,200	496,536
Family Dollar Stores, Inc.	16,103	425,119
Fred’s, Inc., Class A^	1,345	17,122
Kohl’s Corp.*	31,833	1,816,073
Nordstrom, Inc.	18,673	570,273
Target Corp.	84,592	3,948,755

		7,344,324

Specialty Retail (1.5%)
Aaron’s, Inc.^	5,472	144,461
Abercrombie & Fitch Co., Class A^	4,993	164,170
Advance Auto Parts, Inc.	10,900	428,152
Aeropostale, Inc.*^	7,700	334,719
American Eagle Outfitters, Inc.	19,527	329,225
America’s Car-Mart, Inc.*	900	21,555
AutoZone, Inc.*^	3,614	528,439
Barnes & Noble, Inc.^	855	18,998
bebe Stores, Inc.^	3,400	25,024
Bed Bath & Beyond, Inc.*^	29,005	1,088,848
Best Buy Co., Inc.^	38,198	1,433,189
Big 5 Sporting Goods Corp.^	2,169	32,752
Buckle, Inc.^	2,900	99,006
CarMax, Inc.*^	18,040	377,036
Cato Corp., Class A^	2,606	52,876
Charlotte Russe Holding, Inc.*^	2,000	35,000
Chico’s FAS, Inc.*	19,277	250,601
Children’s Place Retail Stores, Inc.*^	2,181	65,343
Christopher & Banks Corp.^	1,900	12,863
Citi Trends, Inc.*	1,200	34,164
Coldwater Creek, Inc.*^	4,600	37,720
Collective Brands, Inc.*^	2,656	46,028
Dick’s Sporting Goods, Inc.*	10,000	224,000
Dress Barn, Inc.*^	1,500	26,895
DSW, Inc., Class A*	600	9,582
Finish Line, Inc., Class A	1,100	11,176
Foot Locker, Inc.^	8,309	99,292
GameStop Corp., Class A*^	16,440	435,167
Gap, Inc.	48,105	1,029,447
Guess?, Inc.	6,700	248,168
Gymboree Corp.*	2,700	130,626
hhgregg, Inc.*^	1,000	16,940
Hibbett Sports, Inc.*^	3,500	63,805
Home Depot, Inc.	12,989	346,027
HOT Topic, Inc.*	2,820	21,122
J. Crew Group, Inc.*^	5,818	208,401
Jo-Ann Stores, Inc.*^	1,047	28,091
JoS. A. Bank Clothiers, Inc.*^	2,182	97,688
Kirkland’s, Inc.*	1,900	27,075
Limited Brands, Inc.	20,200	343,198
Lowe’s Cos., Inc.	154,257	3,230,142
Lumber Liquidators, Inc.*^	2,000	43,380
Men’s Wearhouse, Inc.	500	12,350
Midas, Inc.*	1,100	10,340
Monro Muffler Brake, Inc.	1,593	50,641

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Office Depot, Inc.*	5,256	$34,795
OfficeMax, Inc.*^	5,363	67,466
O’Reilly Automotive, Inc.*^	15,483	559,556
Penske Automotive Group, Inc.^	1,421	27,255
PetSmart, Inc.^	14,600	317,550
RadioShack Corp.	1,690	28,003
Ross Stores, Inc.^	14,400	687,888
Sally Beauty Holdings, Inc.*^	1,963	13,957
Sherwin-Williams Co.^	9,673	581,928
Staples, Inc.	79,892	1,855,092
Stein Mart, Inc.*	2,598	33,021
Systemax, Inc.*^	400	4,852
Tiffany & Co.	12,939	498,540
TJX Cos., Inc.	46,675	1,733,976
Tractor Supply Co.*^	4,141	200,507
Tween Brands, Inc.*	1,600	13,424
Ulta Salon Cosmetics & Fragrance, Inc.*	3,400	56,134
Urban Outfitters, Inc.*	13,852	417,915
Wet Seal, Inc., Class A*^	7,500	28,350
Williams-Sonoma, Inc.	3,580	72,423
Zumiez, Inc.*^	1,600	26,256

		19,532,610

Textiles, Apparel & Luxury Goods (0.9%)
American Apparel, Inc.*^	2,700	9,477
Carter’s, Inc.*	5,240	139,908
Cherokee, Inc.^	300	7,191
Coach, Inc.	35,814	1,178,997
Crocs, Inc.*	3,900	25,935
Deckers Outdoor Corp.*^	1,600	135,760
FGX International Holdings Ltd.*	1,100	15,345
Fossil, Inc.*^	5,400	153,630
Fuqi International, Inc.*^	1,700	49,776
G-III Apparel Group Ltd.*^	700	9,905
Hanesbrands, Inc.*	10,800	231,120
K-Swiss, Inc., Class A	2,400	21,096
Liz Claiborne, Inc.^	6,868	33,859
Lululemon Athletica, Inc.*	4,851	110,360
Maidenform Brands, Inc.*	2,500	40,150
NIKE, Inc., Class B	104,226	6,743,422
Oxford Industries, Inc.	1,300	25,610
Phillips-Van Heusen Corp.	3,921	167,780
Polo Ralph Lauren Corp.^	25,553	1,957,871
Steven Madden Ltd.*	1,479	54,442
Timberland Co., Class A*	2,670	37,166
True Religion Apparel, Inc.*^	2,344	60,780
Under Armour, Inc., Class A*^	3,900	108,537
VF Corp.^	2,355	170,573
Volcom, Inc.*^	1,500	24,720
Warnaco Group, Inc.*	5,300	232,458
Weyco Group, Inc.^	300	6,870
Wolverine World Wide, Inc.^	5,800	144,072

		11,896,810

Total Consumer Discretionary		134,370,857

Consumer Staples (8.7%)
Beverages (2.3%)
Boston Beer Co., Inc., Class A*	700	25,956
Brown-Forman Corp., Class B	8,600	414,692
Coca-Cola Bottling Co. Consolidated	300	14,529
Coca-Cola Co.	204,904	11,003,345
Coca-Cola Enterprises, Inc.	29,936	640,930
Hansen Natural Corp.*^	7,700	282,898
Molson Coors Brewing Co., Class B	714	34,757
National Beverage Corp.*^	100	1,151
Pepsi Bottling Group, Inc.	12,245	446,208
PepsiCo, Inc.	279,973	16,423,216

		29,287,682

Food & Staples Retailing (2.7%)
Arden Group, Inc., Class A	100	11,950
BJ’s Wholesale Club, Inc.*^	940	34,047
Casey’s General Stores, Inc.	3,686	115,667
Costco Wholesale Corp.	111,090	6,272,142
CVS Caremark Corp.	228,585	8,169,628
Kroger Co.	62,597	1,292,002
Pantry, Inc.*	300	4,704
Pricesmart, Inc.^	1,200	22,500
Ruddick Corp.^	1,100	29,282
Sysco Corp.	66,239	1,646,039
United Natural Foods, Inc.*^	5,097	121,920
Village Super Market, Inc., Class A	635	18,714
Walgreen Co.	111,988	4,196,190
Wal-Mart Stores, Inc.	248,256	12,186,887
Whole Foods Market, Inc.*^	10,564	322,096

		34,443,768

Food Products (0.6%)
AgFeed Industries, Inc.*^	1,600	8,544
Alico, Inc.^	200	5,878
American Dairy, Inc.*	1,300	36,829
American Italian Pasta Co., Class A*	1,407	38,242
Archer-Daniels-Midland Co.	41,108	1,201,176
Calavo Growers, Inc.^	800	15,184
Cal-Maine Foods, Inc.^	1,000	26,770
Campbell Soup Co.^	14,550	474,621
Darling International, Inc.*	10,200	74,970
Dean Foods Co.*	20,740	368,965
Diamond Foods, Inc.	1,300	41,236
Flowers Foods, Inc.^	7,401	194,572
General Mills, Inc.	15,338	987,460
Green Mountain Coffee Roasters, Inc.*^	3,900	287,976
H.J. Heinz Co.	29,064	1,155,294
Hain Celestial Group, Inc.*^	400	7,668
Hershey Co.	10,413	404,649
Hormel Foods Corp.	700	24,864
HQ Sustainable Maritime Industries, Inc.*^	500	4,400
J&J Snack Foods Corp.^	1,314	56,752
Kellogg Co.	28,803	1,417,972
Lancaster Colony Corp.^	2,300	117,921
Lance, Inc.^	3,343	86,316
Lifeway Foods, Inc.*	400	4,396
McCormick & Co., Inc. (Non-Voting)^	14,149	480,217
Sanderson Farms, Inc.^	2,407	90,599
Sara Lee Corp.	19,854	221,174
Smart Balance, Inc.*	3,900	23,946
Synutra International, Inc.*	2,500	34,275
Tootsie Roll Industries, Inc.^	2,231	53,053
Zhongpin, Inc.*^	1,500	22,080

		7,967,999

Household Products (1.6%)
Church & Dwight Co., Inc.	8,000	453,920
Clorox Co.	14,005	823,774
Colgate-Palmolive Co.	56,300	4,294,564
Energizer Holdings, Inc.*	6,611	438,574
Kimberly-Clark Corp.	40,853	2,409,510
Procter & Gamble Co.	214,492	12,423,376

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
WD-40 Co.	1,500	$42,600

		20,886,318

Personal Products (0.2%)
Alberto-Culver Co.^	8,399	232,484
American Oriental Bioengineering, Inc.*^	226	1,098
Avon Products, Inc.	48,460	1,645,702
Bare Escentuals, Inc.*	7,900	93,931
Chattem, Inc.*^	2,212	146,899
China Sky One Medical, Inc.*^	600	7,914
Estee Lauder Cos., Inc., Class A	12,014	445,479
Herbalife Ltd.	7,100	232,454
Inter Parfums, Inc.^	100	1,221
Mead Johnson Nutrition Co., Class A^	2,116	95,453
Medifast, Inc.*^	1,600	34,752
NBTY, Inc.*	4,286	169,640
Nu Skin Enterprises, Inc., Class A^	5,964	110,513
USANA Health Sciences, Inc.*	500	17,055

		3,234,595

Tobacco (1.3%)
Alliance One International, Inc.*^	5,200	23,296
Altria Group, Inc.	233,886	4,165,510
Lorillard, Inc.	16,817	1,249,503
Philip Morris International, Inc.	219,650	10,705,741
Star Scientific, Inc.*^	1,100	1,023
Vector Group Ltd.	4,835	75,329

		16,220,402

Total Consumer Staples		112,040,764

Energy (7.9%)
Energy Equipment & Services (4.0%)
Atwood Oceanics, Inc.*^	5,700	201,039
Bolt Technology Corp.*	700	8,799
Cal Dive International, Inc.*	300	2,967
Cameron International Corp.*^	24,696	934,003
CARBO Ceramics, Inc.^	1,700	87,635
Diamond Offshore Drilling, Inc.^	7,978	762,059
Dresser-Rand Group, Inc.*	9,600	298,272
Dril-Quip, Inc.*^	3,400	168,776
ENGlobal Corp.*	2,200	9,064
ENSCO International, Inc.	4,695	199,725
Exterran Holdings, Inc.*^	2,709	64,312
FMC Technologies, Inc.*^	51,050	2,666,852
Geokinetics, Inc.*	200	4,240
GulfMark Offshore, Inc.*	1,600	52,384
Halliburton Co.	254,450	6,900,684
Helmerich & Payne, Inc.^	3,819	150,965
Lufkin Industries, Inc.^	1,216	64,667
NATCO Group, Inc., Class A*	313	13,860
National Oilwell Varco, Inc.*	142,481	6,145,205
Oceaneering International, Inc.*	6,300	357,525
Patterson-UTI Energy, Inc.^	1,881	28,403
PHI, Inc.*	700	14,196
Pioneer Drilling Co.*	500	3,670
Pride International, Inc.*^	9,457	287,871
Rowan Cos., Inc.^	1,683	38,827
RPC, Inc.^	2,400	25,152
Schlumberger Ltd.	60,847	3,626,481
Seahawk Drilling, Inc.*^	457	14,208
Smith International, Inc.	15,038	431,591
Sulphco, Inc.*^	4,700	6,439
TETRA Technologies, Inc.*^	3,406	33,004
Transocean Ltd.*	196,138	16,775,683
Weatherford International Ltd.*	531,570	11,019,446
Willbros Group, Inc.*^	4,800	73,104

		51,471,108

Oil, Gas & Consumable Fuels (3.9%)
Alpha Natural Resources, Inc.*	13,710	481,221
Anadarko Petroleum Corp.	267,132	16,757,190
Apco Oil and Gas International, Inc.	1,200	27,504
Approach Resources, Inc.*	700	6,356
Arena Resources, Inc.*	4,500	159,750
Atlas Energy, Inc.	1,389	37,600
ATP Oil & Gas Corp.*^	1,100	19,679
BPZ Resources, Inc.*^	9,200	69,184
Brigham Exploration Co.*	4,998	45,382
Carrizo Oil & Gas, Inc.*^	3,400	83,266
Cheniere Energy, Inc.*^	3,100	9,083
Clean Energy Fuels Corp.*^	4,600	66,286
CNX Gas Corp.*^	3,000	92,100
Comstock Resources, Inc.*^	314	12,585
Consol Energy, Inc.	20,388	919,703
Contango Oil & Gas Co.*	1,100	56,166
Continental Resources, Inc.*	1,937	75,872
Delta Petroleum Corp.*	17,400	30,450
Denbury Resources, Inc.*^	181,277	2,742,721
El Paso Corp.	22,640	233,645
Endeavour International Corp.*	9,200	11,132
Evergreen Energy, Inc.*	10,000	6,200
EXCO Resources, Inc.*	14,400	269,136
Exxon Mobil Corp.	142,029	9,744,610
Forest Oil Corp.*^	4,925	96,382
Frontier Oil Corp.^	9,780	136,137
FX Energy, Inc.*	3,300	10,659
GMX Resources, Inc.*^	500	7,855
Golar LNG Ltd.	2,400	26,544
Gulfport Energy Corp.*	3,600	31,464
Holly Corp.^	5,000	128,100
Isramco, Inc.*	200	26,128
James River Coal Co.*	3,400	64,974
Mariner Energy, Inc.*^	10,498	148,862
Massey Energy Co.^	7,985	222,702
McMoRan Exploration Co.*	9,700	73,235
Northern Oil and Gas, Inc.*^	1,700	14,280
Panhandle Oil and Gas, Inc., Class A	600	12,816
Peabody Energy Corp.	30,741	1,144,180
Petrohawk Energy Corp.*	34,190	827,740
Petroleo Brasileiro S.A. (ADR)^	146,803	6,738,258
Plains Exploration & Production Co.*	8,796	243,297
PrimeEnergy Corp.*	100	2,868
Quicksilver Resources, Inc.*^	13,900	197,241
Range Resources Corp.	2,747	135,592
Rex Energy Corp.*^	1,400	11,690
Ship Finance International Ltd.^	3,573	43,912
Southwestern Energy Co.*	78,338	3,343,466
St. Mary Land & Exploration Co.	1,884	61,155
Syntroleum Corp.*	9,600	25,920
Teekay Corp.	1,759	38,469
Teekay Tankers Ltd., Class A^	1,100	9,185
Tesoro Corp.^	6,763	101,310
Toreador Resources Corp.*	2,900	28,971
VAALCO Energy, Inc.*	1,500	6,900
Venoco, Inc.*	1,600	18,416
W&T Offshore, Inc.^	2,400	28,104
Warren Resources, Inc.*	4,700	13,912
Westmoreland Coal Co.*	700	5,691
World Fuel Services Corp.^	3,493	167,908
See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
XTO Energy, Inc.	124,700	$5,152,604

		51,303,748

Total Energy		102,774,856

Financials (8.8%)
Capital Markets (2.3%)
Affiliated Managers Group, Inc.*^	4,700	305,547
Ameriprise Financial, Inc.	2,440	88,645
Apollo Investment Corp., Class A(b)*	450,000	2,250,000
Bank of New York Mellon Corp.	27,764	804,878
BGC Partners, Inc., Class A	1,500	6,420
BlackRock, Inc.^	775	168,036
Broadpoint Gleacher Securities, Inc.*	6,542	54,560
Charles Schwab Corp.	106,219	2,034,094
Cohen & Steers, Inc.	800	19,200
Diamond Hill Investment Group, Inc.*	200	11,594
Duff & Phelps Corp., Class A^	2,100	40,236
Eaton Vance Corp.^	13,311	372,575
Epoch Holding Corp.^	800	7,000
Federated Investors, Inc., Class B^	9,500	250,515
Franklin Resources, Inc.^	7,535	758,021
GAMCO Investors, Inc., Class A	200	9,140
GFI Group, Inc.	5,400	39,042
GLG Partners, Inc.	22,710	91,521
Goldman Sachs Group, Inc.	64,223	11,839,510
Greenhill & Co., Inc.^	2,400	214,992
International Assets Holding Corp.*	400	6,604
Invesco Ltd.	4,012	91,313
Investment Technology Group, Inc.*	305	8,516
Janus Capital Group, Inc.^	18,200	258,076
Jefferies Group, Inc.*^	10,120	275,568
KBW, Inc.*^	1,516	48,846
Knight Capital Group, Inc., Class A*	5,642	122,713
Lazard Ltd., Class A	8,900	367,659
MF Global Ltd.*	3,600	26,172
Morgan Stanley^	35,004	1,080,924
Northern Trust Corp.	27,452	1,596,608
optionsXpress Holdings, Inc.	5,100	88,128
Pzena Investment Management, Inc., Class A*^	500	4,085
Riskmetrics Group, Inc.*^	1,700	24,854
Safeguard Scientifics, Inc.*	133	1,459
SEI Investments Co.	13,900	273,552
State Street Corp.	30,042	1,580,209
Stifel Financial Corp.*^	3,207	176,064
T. Rowe Price Group, Inc.	28,902	1,320,821
TD Ameritrade Holding Corp.*	109,882	2,155,885
Teton Advisors, Inc., Class B(b)^†	3	7
U.S. Global Investors, Inc., Class A	900	11,097
Waddell & Reed Financial, Inc., Class A	9,700	275,965
Westwood Holdings Group, Inc.^	400	13,880

		29,174,531

Commercial Banks (2.2%)
Arrow Financial Corp.	900	24,561
BOK Financial Corp.^	686	31,775
CapitalSource, Inc.	4,152	18,020
Cardinal Financial Corp.^	1,200	9,876
Cathay General Bancorp^	2,229	18,033
Commerce Bancshares, Inc./Missouri	2,478	92,281
Enterprise Financial Services Corp.	500	4,625
First Financial Bankshares, Inc.^	1,034	51,142
Hancock Holding Co.^	200	7,514
HSBC Holdings plc (ADR)	80,700	4,628,145
ICICI Bank Ltd. (ADR)	54,045	2,083,975
PrivateBancorp, Inc.^	2,800	68,488
Signature Bank/New York*	3,900	113,100
Suffolk Bancorp^	300	8,883
SVB Financial Group*^	500	21,635
SY Bancorp, Inc.^	100	2,309
Tompkins Financial Corp.	500	21,850
U.S. Bancorp	258,678	5,654,701
Wells Fargo & Co.	558,239	15,731,175
Westamerica Bancorp^	1,978	102,856

		28,694,944

Consumer Finance (1.2%)
Advance America Cash Advance Centers, Inc.	5,800	32,480
American Express Co.	419,405	14,217,830
AmeriCredit Corp.*^	2,643	41,733
Capital One Financial Corp.	14,759	527,339
Cardtronics, Inc.*^	1,000	7,820
Credit Acceptance Corp.*^	300	9,657
Dollar Financial Corp.*^	2,000	32,040
EZCORP, Inc., Class A*	4,336	59,230
First Cash Financial Services, Inc.*	2,900	49,677
SLM Corp.*^	12,181	106,218

		15,084,024

Diversified Financial Services (1.5%)
Asset Acceptance Capital Corp.*^	1,000	7,250
Bank of America Corp.	367,556	6,219,048
CME Group, Inc.	426	131,289
Fifth Street Finance Corp.^	5	55
Financial Federal Corp.^	984	24,285
IntercontinentalExchange, Inc.*	8,195	796,472
JPMorgan Chase & Co.	207,636	9,098,610
Leucadia National Corp.*	7,954	196,623
Life Partners Holdings, Inc.^	500	8,950
MarketAxess Holdings, Inc.*	3,130	37,716
Moody’s Corp.^	22,226	454,744
MSCI, Inc., Class A*	11,641	344,806
NASDAQ OMX Group, Inc.*	69,706	1,467,311
NewStar Financial, Inc.*	600	1,974
NYSE Euronext	7,752	223,955
PICO Holdings, Inc.*	769	25,646
Portfolio Recovery Associates, Inc.*^	1,811	82,093

		19,120,827

Insurance (1.0%)
Aflac, Inc.	189,310	8,091,109
American International Group, Inc.*^	5,113	225,535
Amtrust Financial Services, Inc.	100	1,141
Arthur J. Gallagher & Co.^	10,752	262,026
Assured Guaranty Ltd.^	1,500	29,130
Axis Capital Holdings Ltd.	4,772	144,019
Brown & Brown, Inc.^	10,061	192,769
Citizens, Inc./Texas*	2,748	17,422
CNA Financial Corp.*^	1,327	32,034
eHealth, Inc.*^	2,000	29,040
Endurance Specialty Holdings Ltd.^	1,562	56,966
Erie Indemnity Co., Class A	2,461	92,189
Fidelity National Financial, Inc., Class A	3,232	48,739
First Mercury Financial Corp.	200	2,664
Genworth Financial, Inc., Class A	20,926	250,066
Hanover Insurance Group, Inc.	600	24,798
Lincoln National Corp.	10,742	278,325
Marsh & McLennan Cos., Inc.	4,718	116,676
Odyssey Reinsurance Holdings Corp.	500	32,405
Principal Financial Group, Inc.^	35,591	974,838

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Progressive Corp.*	8,152	$135,160
Prudential Financial, Inc.	26,512	1,323,214
Reinsurance Group of America, Inc.	599	26,715
RLI Corp.^	749	39,532
Tower Group, Inc.^	4,313	105,194
Validus Holdings Ltd.	1,343	34,649
W.R. Berkley Corp.	5,220	131,962

		12,698,317

Real Estate Investment Trusts (REITs) (0.3%)
Acadia Realty Trust (REIT)	1,300	19,591
Alexander’s, Inc. (REIT)^	100	29,588
Alexandria Real Estate Equities, Inc. (REIT)^	831	45,165
Associated Estates Realty Corp. (REIT)	700	6,734
Digital Realty Trust, Inc. (REIT)^	8,857	404,853
DuPont Fabros Technology, Inc. (REIT)*	600	7,998
EastGroup Properties, Inc. (REIT)^	1,423	54,387
Equity Lifestyle Properties, Inc. (REIT)^	1,900	81,301
Federal Realty Investment Trust (REIT)^	650	39,891
Getty Realty Corp. (REIT)	1,000	24,540
HCP, Inc. (REIT)^	13,032	374,540
Health Care REIT, Inc. (REIT)^	6,450	268,449
Macerich Co. (REIT)^	186	5,641
Mid-America Apartment Communities, Inc. (REIT)^	1,300	58,669
Nationwide Health Properties, Inc. (REIT)	8,909	276,090
Omega Healthcare Investors, Inc. (REIT)^	2,100	33,642
Plum Creek Timber Co., Inc. (REIT)^	6,800	208,352
Potlatch Corp. (REIT)	1,929	54,880
PS Business Parks, Inc. (REIT)	400	20,528
Public Storage (REIT)	15,230	1,145,905
Rayonier, Inc. (REIT)	4,141	169,408
Redwood Trust, Inc. (REIT)^	1,600	24,800
Saul Centers, Inc. (REIT)	500	16,050
Simon Property Group, Inc. (REIT)^	11,115	771,714
Tanger Factory Outlet Centers (REIT)	2,538	94,769
Universal Health Realty Income Trust (REIT)	900	29,295
Washington Real Estate Investment Trust (REIT)	547	15,754

		4,282,534

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*^	27,391	321,570
St. Joe Co.*^	10,783	314,001
Tejon Ranch Co.*^	900	23,112

		658,683

Thrifts & Mortgage Finance (0.3%)
Astoria Financial Corp.	164,000	1,810,560
Brookline Bancorp, Inc.	2,300	22,356
Capitol Federal Financial^	1,802	59,322
Hudson City Bancorp, Inc.^	29,569	388,832
New York Community Bancorp, Inc.	158,000	1,804,360
Oritani Financial Corp.^	900	12,276
TrustCo Bank Corp. NY/New York	2,100	13,125
ViewPoint Financial Group^	800	11,232

		4,122,063

Total Financials		113,835,923

Health Care (16.6%)
Biotechnology (5.0%)
Abraxis Bioscience, Inc.*	600	21,828
Acorda Therapeutics, Inc.*	4,600	107,088
Affymax, Inc.*^	900	21,501
Alexion Pharmaceuticals, Inc.*	9,998	445,311
Alkermes, Inc.*^	11,200	102,928
Allos Therapeutics, Inc.*	7,600	55,100
Alnylam Pharmaceuticals, Inc.*^	36,472	827,185
AMAG Pharmaceuticals, Inc.*^	2,000	87,360
Amgen, Inc.*	282,481	17,013,831
Amicus Therapeutics, Inc.*	400	3,500
Amylin Pharmaceuticals, Inc.*^	16,600	227,254
Arena Pharmaceuticals, Inc.*^	7,588	33,918
ARIAD Pharmaceuticals, Inc.*	15,100	33,522
ArQule, Inc.*	3,300	14,982
Array BioPharma, Inc.*^	3,900	9,282
AVI BioPharma, Inc.*	15,200	26,144
BioCryst Pharmaceuticals, Inc.*^	2,500	20,600
Biogen Idec, Inc.*	244,297	12,341,884
BioMarin Pharmaceutical, Inc.*^	11,500	207,920
Celera Corp.*	2,400	14,952
Celgene Corp.*	51,409	2,873,763
Cell Therapeutics, Inc.*^	64,038	78,767
Celldex Therapeutics, Inc.*^	1,200	6,588
Cephalon, Inc.*^	8,014	466,735
Cepheid, Inc.*^	124,554	1,646,604
Chelsea Therapeutics International, Inc.*	3,900	9,789
Clinical Data, Inc.*^	900	15,003
Cubist Pharmaceuticals, Inc.*	6,800	137,360
Curis, Inc.*	9,800	22,932
Cytokinetics, Inc.*	2,600	13,754
Cytori Therapeutics, Inc.*^	1,700	6,715
Dendreon Corp.*	12,919	361,603
Dyax Corp.*^	4,500	16,155
Emergent Biosolutions, Inc.*^	2,300	40,618
Enzon Pharmaceuticals, Inc.*^	3,600	29,700
Exelixis, Inc.*^	12,700	81,026
Genomic Health, Inc.*	78,400	1,713,824
Genzyme Corp.*^	199,971	11,344,355
Geron Corp.*^	4,000	26,240
Gilead Sciences, Inc.*	169,156	7,879,286
GTx, Inc.*	1,500	19,200
Halozyme Therapeutics, Inc.*	8,500	60,435
Hemispherx Biopharma, Inc.*^	11,022	22,044
Human Genome Sciences, Inc.*	18,862	354,983
Idenix Pharmaceuticals, Inc.*	2,000	6,180
Idera Pharmaceuticals, Inc.*	1,700	12,597
Immunogen, Inc.*^	4,100	33,251
Immunomedics, Inc.*	5,300	29,256
Incyte Corp.*^	6,200	41,850
Insmed, Inc.*	12,278	10,068
InterMune, Inc.*^	4,800	76,464
Isis Pharmaceuticals, Inc.*	11,000	160,270
Lexicon Pharmaceuticals, Inc.*^	1,900	4,047
Ligand Pharmaceuticals, Inc., Class B*	8,300	19,173
MannKind Corp.*	4,949	48,748
Martek Biosciences Corp.*^	502	11,340
Maxygen, Inc.*	800	5,352
Medivation, Inc.*^	3,400	92,276

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Metabolix, Inc.*	1,500	$15,420
Micromet, Inc.*	4,528	30,156
Molecular Insight Pharmaceuticals, Inc.*^	1,400	7,742
Momenta Pharmaceuticals, Inc.*	4,500	47,745
Myriad Genetics, Inc.*	11,188	306,551
Myriad Pharmaceuticals, Inc.*^	1,875	10,988
Nabi Biopharmaceuticals*	400	1,436
Nanosphere, Inc.*	1,000	7,160
Neurocrine Biosciences, Inc.*	3,100	9,455
Novavax, Inc.*^	4,700	18,612
NPS Pharmaceuticals, Inc.*	3,800	15,276
OncoGenex Pharmaceutical, Inc.*	700	25,200
Onyx Pharmaceuticals, Inc.*	7,100	212,787
Opko Health, Inc.*^	3,900	8,892
Orexigen Therapeutics, Inc.*	1,600	15,760
OSI Pharmaceuticals, Inc.*^	6,700	236,510
Osiris Therapeutics, Inc.*	1,200	7,992
PDL BioPharma, Inc.^	14,400	113,472
Pharmasset, Inc.*^	2,600	54,964
Poniard Pharmaceuticals, Inc.*^	3,000	22,440
Progenics Pharmaceuticals, Inc.*^	2,200	11,528
Protalix BioTherapeutics, Inc.*	4,900	40,474
Regeneron Pharmaceuticals, Inc.*	7,400	142,820
Repligen Corp.*	2,500	12,525
Rigel Pharmaceuticals, Inc.*^	3,000	24,600
Sangamo BioSciences, Inc.*^	3,000	24,630
Savient Pharmaceuticals, Inc.*^	7,200	109,440
Sciclone Pharmaceuticals, Inc.*	5,800	24,708
Seattle Genetics, Inc.*^	9,600	134,688
SIGA Technologies, Inc.*	2,771	21,863
Spectrum Pharmaceuticals, Inc.*^	3,469	23,346
StemCells, Inc.*	11,303	18,424
Synta Pharmaceuticals Corp.*	1,400	4,340
Theravance, Inc.*^	6,500	95,160
United Therapeutics Corp.*^	5,342	261,705
Vanda Pharmaceuticals, Inc.*	2,614	30,427
Vertex Pharmaceuticals, Inc.*^	87,270	3,307,533
Vical, Inc.*	6,900	29,394
ZymoGenetics, Inc.*^	3,000	18,120

		64,898,724

Health Care Equipment & Supplies (3.3%)
Abaxis, Inc.*^	2,700	72,225
ABIOMED, Inc.*^	2,800	27,188
Accuray, Inc.*^	2,900	18,850
Align Technology, Inc.*^	7,000	99,540
Alphatec Holdings, Inc.*	2,000	9,200
American Medical Systems Holdings, Inc.*	8,800	148,896
Analogic Corp.^	1,100	40,722
AngioDynamics, Inc.*	800	11,024
Atrion Corp.^	100	14,440
ATS Medical, Inc.*	7,700	20,636
Baxter International, Inc.	67,840	3,867,558
Beckman Coulter, Inc.	7,919	545,936
Becton, Dickinson and Co.	26,815	1,870,346
Boston Scientific Corp.*	61,493	651,211
C.R. Bard, Inc.	11,453	900,320
Cerus Corp.*	58,550	128,225
Conceptus, Inc.*	3,800	70,452
Covidien plc	142,595	6,168,660
CryoLife, Inc.*	2,300	18,331
Cyberonics, Inc.*^	3,500	55,790
DENTSPLY International, Inc.^	16,900	583,726
DexCom, Inc.*	5,033	39,912
Edwards Lifesciences Corp.*	6,398	447,284
Electro-Optical Sciences, Inc.*	2,600	24,908
Endologix, Inc.*	5,900	36,521
Exactech, Inc.*^	600	9,444
Gen-Probe, Inc.*^	5,900	244,496
Given Imaging Ltd.	227,490	3,391,876
Greatbatch, Inc.*^	1,589	35,705
Haemonetics Corp.*	3,000	168,360
Hansen Medical, Inc.*	1,400	4,900
HeartWare International, Inc.*	800	23,992
Hill-Rom Holdings, Inc.	2,381	51,858
Hologic, Inc.*	2,127	34,755
Hospira, Inc.*	17,985	802,131
ICU Medical, Inc.*^	1,176	43,347
Idexx Laboratories, Inc.*^	6,800	340,000
I-Flow Corp.*	1,800	20,502
Immucor, Inc.*	8,400	148,680
Insulet Corp.*^	3,600	40,428
Integra LifeSciences Holdings Corp.*^	2,300	78,545
Intuitive Surgical, Inc.*	4,256	1,116,136
Invacare Corp.^	1,700	37,876
Inverness Medical Innovations, Inc.*^	4,300	166,539
IRIS International, Inc.*^	1,500	16,950
Kensey Nash Corp.*^	600	17,370
Kinetic Concepts, Inc.*^	2,642	97,701
MAKO Surgical Corp.*	2,600	22,776
Masimo Corp.*^	5,962	156,204
Medical Action Industries, Inc.*	400	4,828
Medtronic, Inc.	251,265	9,246,552
Meridian Bioscience, Inc.^	4,800	120,048
Merit Medical Systems, Inc.*	3,600	62,388
Micrus Endovascular Corp.*^	1,300	16,835
Natus Medical, Inc.*	2,200	33,946
Neogen Corp.*^	1,200	38,748
NuVasive, Inc.*^	4,400	183,744
NxStage Medical, Inc.*	1,200	8,028
OraSure Technologies, Inc.*	3,600	10,440
Orthofix International N.V.*	1,609	47,289
Orthovita, Inc.*^	5,400	23,706
Palomar Medical Technologies, Inc.*	1,376	22,305
Quidel Corp.*^	2,300	37,329
ResMed, Inc.*^	8,700	393,240
RTI Biologics, Inc.*	4,400	19,140
Sirona Dental Systems, Inc.*	2,100	62,475
Somanetics Corp.*	1,000	16,120
SonoSite, Inc.*^	1,400	37,044
Spectranetics Corp.*^	2,600	16,666
St. Jude Medical, Inc.*	38,511	1,502,314
Stereotaxis, Inc.*^	2,500	11,150
STERIS Corp.^	6,800	207,060
Stryker Corp.	137,943	6,266,750
SurModics, Inc.*^	1,300	31,980
Symmetry Medical, Inc.*	900	9,333
Synovis Life Technologies, Inc.*	900	12,420
Teleflex, Inc.	2,021	97,635
Thoratec Corp.*	6,500	196,755
TomoTherapy, Inc.*	3,100	13,423
TranS1, Inc.*	1,000	4,810
Varian Medical Systems, Inc.*^	14,313	603,007
Volcano Corp.*^	2,500	42,050
West Pharmaceutical Services, Inc.^	3,800	154,318
Wright Medical Group, Inc.*^	4,600	82,156
Zoll Medical Corp.*^	1,700	36,584

		42,615,088

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Providers & Services (2.2%)
Aetna, Inc.	183,378	$5,103,410
Air Methods Corp.*^	900	29,313
Alliance HealthCare Services, Inc.*	1,900	10,754
Almost Family, Inc.*^	500	14,875
Amedisys, Inc.*^	3,000	130,890
America Service Group, Inc.	1,300	21,502
AMERIGROUP Corp.*^	6,211	137,698
AmerisourceBergen Corp.^	30,099	673,616
AMN Healthcare Services, Inc.*	2,600	24,726
Bio-Reference Labs, Inc.*^	900	30,960
BioScrip, Inc.*^	4,447	30,062
CardioNet, Inc.*^	2,261	15,194
Catalyst Health Solutions, Inc.*^	4,200	122,430
Centene Corp.*	2,184	41,365
Chemed Corp.^	2,711	118,986
Chindex International, Inc.*^	900	11,322
CIGNA Corp.	2,200	61,798
Community Health Systems, Inc.*^	5,492	175,359
Corvel Corp.*^	700	19,880
Coventry Health Care, Inc.*	5,064	101,077
Cross Country Healthcare, Inc.*^	500	4,655
DaVita, Inc.*	11,731	664,444
Emergency Medical Services Corp., Class A*	958	44,547
Emeritus Corp.*^	1,600	35,120
Ensign Group, Inc.	1,800	25,254
Express Scripts, Inc.*	30,619	2,375,422
Genoptix, Inc.*^	1,559	54,222
Gentiva Health Services, Inc.*^	900	22,509
Health Management Associates, Inc., Class A*	28,838	215,997
HealthSouth Corp.*^	10,387	162,453
Healthways, Inc.*	148	2,267
Henry Schein, Inc.*^	10,417	571,997
HMS Holdings Corp.*^	3,100	118,513
Humana, Inc.*	7,166	267,292
inVentiv Health, Inc.*	945	15,810
IPC The Hospitalist Co., Inc.*^	1,517	47,710
Laboratory Corp. of America Holdings*^	12,569	825,783
Landauer, Inc.^	400	21,992
LHC Group, Inc.*^	1,900	56,867
Lincare Holdings, Inc.*^	6,200	193,750
McKesson Corp.	15,050	896,227
Medco Health Solutions, Inc.*	54,504	3,014,616
MEDNAX, Inc.*^	1,751	96,165
MWI Veterinary Supply, Inc.*^	1,400	55,930
National Healthcare Corp.^	600	22,374
National Research Corp.	100	2,413
Odyssey HealthCare, Inc.*	2,300	28,750
Omnicare, Inc.	5,894	132,733
Owens & Minor, Inc.^	3,900	176,475
Patterson Cos., Inc.*^	11,501	313,402
PharMerica Corp.*^	2,796	51,922
Providence Service Corp.*	800	9,328
PSS World Medical, Inc.*^	7,000	152,810
Psychiatric Solutions, Inc.*^	4,525	121,089
Quest Diagnostics, Inc.^	17,813	929,660
RadNet, Inc.*	1,600	4,144
RehabCare Group, Inc.*	1,414	30,670
Tenet Healthcare Corp.*	37,775	222,117
U.S. Physical Therapy, Inc.*	1,000	15,070
UnitedHealth Group, Inc.	377,195	9,444,963
Universal Health Services, Inc., Class B	367	22,728
VCA Antech, Inc.*^	9,700	260,833
Virtual Radiologic Corp.*^	500	6,515
WellPoint, Inc.*	4,011	189,961

		28,802,716

Health Care Technology (0.2%)
Allscripts-Misys Healthcare Solutions, Inc.^	7,085	143,613
athenahealth, Inc.*^	14,449	554,408
Cerner Corp.*^	7,500	561,000
Computer Programs & Systems, Inc.^	1,300	53,833
Eclipsys Corp.*	6,700	129,310
HLTH Corp.*^	12,080	176,489
IMS Health, Inc.	5,000	76,750
MedAssets, Inc.*^	4,765	107,546
Omnicell, Inc.*	2,500	27,850
Phase Forward, Inc.*^	5,300	74,412
Quality Systems, Inc.^	2,774	170,795
Vital Images, Inc.*	700	8,764

		2,084,770

Life Sciences Tools & Services (0.7%)
Accelrys, Inc.*	2,200	12,760
Affymetrix, Inc.*	5,874	51,574
Bio-Rad Laboratories, Inc., Class A*	2,200	202,136
Bruker Corp.*^	4,100	43,747
Cambrex Corp.*	1,400	8,820
Charles River Laboratories International, Inc.*^	5,148	190,373
Compugen Ltd.*^	100,985	311,034
Covance, Inc.*^	7,391	400,223
Dionex Corp.*^	2,100	136,437
Enzo Biochem, Inc.*	2,000	14,160
eResearchTechnology, Inc.*^	3,500	24,500
Illumina, Inc.*^	64,897	2,758,122
Life Sciences Research, Inc.*	700	5,572
Life Technologies Corp.*	17,592	818,907
Luminex Corp.*	5,000	85,000
Mettler-Toledo International, Inc.*^	3,900	353,301
Millipore Corp.*	6,300	443,079
PAREXEL International Corp.*	7,000	95,130
PerkinElmer, Inc.	2,140	41,174
Pharmaceutical Product Development, Inc.^	12,100	265,474
QIAGEN N.V.*^	57,145	1,216,046
Sequenom, Inc.*^	4,900	15,827
Techne Corp.	4,300	268,965
Thermo Fisher Scientific, Inc.*	3,966	173,195
Varian, Inc.*^	561	28,645
Waters Corp.*	10,900	608,874

		8,573,075

Pharmaceuticals (5.2%)
Abbott Laboratories, Inc.	264,409	13,080,313
Acura Pharmaceuticals, Inc.*^	700	3,577
Adolor Corp.*^	3,700	5,883
Akorn, Inc.*^	4,600	6,302
Allergan, Inc.^	158,987	9,024,102
Ardea Biosciences, Inc.*	1,200	21,984
Auxilium Pharmaceuticals, Inc.*^	5,100	174,471
Biodel, Inc.*	900	4,833
BioMimetic Therapeutics, Inc.*^	34,618	422,686
BMP Sunstone Corp.*	1,700	6,919
Bristol-Myers Squibb Co.	123,930	2,790,904
Cadence Pharmaceuticals, Inc.*^	2,900	32,074

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Caraco Pharmaceutical Laboratories Ltd.*	900	$4,581
Cypress Bioscience, Inc.*	2,500	20,425
Depomed, Inc.*	4,100	17,917
Discovery Laboratories, Inc.*^	7,800	10,608
Durect Corp.*	6,600	17,622
Eli Lilly and Co.	60,227	1,989,298
Forest Laboratories, Inc.*	309,545	9,113,005
Impax Laboratories, Inc.*	5,689	49,722
Inspire Pharmaceuticals, Inc.*	8,100	42,282
ISTA Pharmaceuticals, Inc.*	4,300	19,178
Javelin Pharmaceuticals, Inc.*^	4,000	7,800
Johnson & Johnson	239,739	14,597,708
KV Pharmaceutical Co., Class A*^	2,700	8,289
MAP Pharmaceuticals, Inc.*^	600	6,276
Medicines Co.*^	4,200	46,242
Medicis Pharmaceutical Corp., Class A	672	14,347
Merck & Co., Inc.	165,415	5,232,076
MiddleBrook Pharmaceuticals, Inc.*.	2,900	3,335
Mylan, Inc.*^	23,365	374,074
Nektar Therapeutics*	10,926	106,419
Obagi Medical Products, Inc.*	1,400	16,240
Optimer Pharmaceuticals, Inc.*^	3,700	50,061
Pain Therapeutics, Inc.*	2,800	14,168
Perrigo Co.	9,100	309,309
Pozen, Inc.*	2,100	15,456
Questcor Pharmaceuticals, Inc.*^	4,100	22,632
Salix Pharmaceuticals Ltd.*	5,794	123,180
Santarus, Inc.*^	5,801	19,085
Schering-Plough Corp.	154,958	4,377,564
Sepracor, Inc.*	12,700	290,830
Sucampo Pharmaceuticals, Inc., Class A*	700	4,081
Teva Pharmaceutical Industries Ltd. (ADR)	32,700	1,653,312
Valeant Pharmaceuticals International*^	59,580	1,671,815
Vivus, Inc.*	8,400	87,780
Wyeth	33,337	1,619,511
XenoPort, Inc.*	3,500	74,305

		67,604,581

Total Health Care		214,578,954

Industrials (9.8%)
Aerospace & Defense (3.0%)
AAR Corp.*^	700	15,358
Aerovironment, Inc.*	1,700	47,753
Alliant Techsystems, Inc.*	3,821	297,465
American Science & Engineering, Inc.	1,100	74,844
Applied Signal Technology, Inc.	1,268	29,506
Argon ST, Inc.*^	900	17,145
Ascent Solar Technologies, Inc.*	600	4,524
BE Aerospace, Inc.*^	5,441	109,582
Boeing Co.	6,837	370,223
Cubic Corp.	1,439	56,797
DigitalGlobe, Inc.*	1,478	33,063
DynCorp International, Inc., Class A*	100	1,800
Esterline Technologies Corp.*	816	31,995
GenCorp, Inc.*	4,600	24,656
General Dynamics Corp.	83,751	5,410,315
Goodrich Corp.	81,704	4,439,795
HEICO Corp.	2,800	121,408
Hexcel Corp.*^	11,400	130,416
Honeywell International, Inc.	84,624	3,143,782
ITT Corp.	2,124	110,767
L-3 Communications Holdings, Inc.	85,815	6,892,661
LMI Aerospace, Inc.*^	400	4,012
Lockheed Martin Corp.	35,621	2,781,288
Northrop Grumman Corp.	4,456	230,598
Orbital Sciences Corp.*	6,800	101,796
Precision Castparts Corp.	15,596	1,588,764
Raytheon Co.	33,628	1,613,135
Rockwell Collins, Inc.	17,889	908,761
Spirit AeroSystems Holdings, Inc., Class A*	3,146	56,817
Stanley, Inc.*^	1,400	36,008
Taser International, Inc.*^	5,100	24,072
Teledyne Technologies, Inc.*	1,000	35,990
TransDigm Group, Inc.*	4,572	227,731
United Technologies Corp.	153,060	9,325,946

		38,298,773

Air Freight & Logistics (1.1%)
C.H. Robinson Worldwide, Inc.^	19,311	1,115,210
Dynamex, Inc.*	300	4,899
Expeditors International of Washington, Inc.	125,333	4,405,455
Forward Air Corp.^	1,173	27,155
Hub Group, Inc., Class A*^	1,900	43,415
United Parcel Service, Inc., Class B	143,661	8,112,537
UTi Worldwide, Inc.	10,900	157,832

		13,866,503

Airlines (0.2%)
AirTran Holdings, Inc.*^	14,464	90,400
Allegiant Travel Co.*^	1,415	53,897
AMR Corp.*	31,668	251,761
Continental Airlines, Inc., Class B*^	69,963	1,150,192
Copa Holdings S.A., Class A	3,558	158,295
Delta Air Lines, Inc.*^	86,641	776,303
Hawaiian Holdings, Inc.*^	6,400	52,864
Southwest Airlines Co.	26,780	257,088
UAL Corp.*^	13,350	123,087

		2,913,887

Building Products (0.1%)
AAON, Inc.^	1,100	22,088
Armstrong World Industries, Inc.*^	1,000	34,460
Lennox International, Inc.	5,400	195,048
Masco Corp.	19,775	255,493
Owens Corning, Inc.*^	4,548	102,103
Quanex Building Products Corp.	1,900	27,284
Simpson Manufacturing Co., Inc.^	3,592	90,734
Trex Co., Inc.*^	1,900	34,580

		761,790

Commercial Services & Supplies (0.4%)
ABM Industries, Inc.^	1,120	23,565
American Ecology Corp.^	1,300	24,310
American Reprographics Co.*	3,000	28,560
APAC Customer Services, Inc.*	4,100	24,231
ATC Technology Corp.*	1,539	30,411
Avery Dennison Corp.	1,945	70,039
Brink’s Co.	5,390	145,045
Cenveo, Inc.*^	3,900	26,988
Cintas Corp.^	2,202	66,743
Clean Harbors, Inc.*	2,400	135,024
Copart, Inc.*^	7,669	254,688
Corrections Corp. of America*	1,111	25,164
Deluxe Corp.^	3,500	59,850
EnerNOC, Inc.*	1,185	39,295
Fuel Tech, Inc.*^	1,500	16,800

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
GEO Group, Inc.*	4,800	$96,816
GeoEye, Inc.*^	1,673	44,836
Healthcare Services Group, Inc.^	5,200	95,472
Herman Miller, Inc.^	6,632	112,147
HNI Corp.^	3,994	94,258
ICT Group, Inc.*	300	3,150
Innerworkings, Inc.*	2,600	12,844
Interface, Inc., Class A	4,300	35,690
Iron Mountain, Inc.*	20,893	557,007
Knoll, Inc.	6,000	62,580
Mine Safety Appliances Co.	2,266	62,338
Mobile Mini, Inc.*^	777	13,489
Multi-Color Corp.^	800	12,344
R.R. Donnelley & Sons Co.	6,310	134,151
Republic Services, Inc.	11,734	311,772
Rollins, Inc.^	5,300	99,905
Standard Parking Corp.*	500	8,745
Standard Register Co.^	400	2,352
Stericycle, Inc.*^	9,800	474,810
Sykes Enterprises, Inc.*	4,200	87,444
Team, Inc.*	1,500	25,425
Tetra Tech, Inc.*	7,100	188,363
Waste Connections, Inc.*	6,871	198,297
Waste Management, Inc.	50,166	1,495,950

		5,200,898

Construction & Engineering (0.9%)
Aecom Technology Corp.*	11,000	298,540
EMCOR Group, Inc.*^	2,100	53,172
Fluor Corp.	47,575	2,419,189
Furmanite Corp.*^	2,200	9,482
Granite Construction, Inc.^	514	15,903
Great Lakes Dredge & Dock Corp.^	3,935	27,466
Jacobs Engineering Group, Inc.*	14,038	645,046
MasTec, Inc.*	2,300	27,945
Michael Baker Corp.*	767	27,873
MYR Group, Inc.*	1,650	34,798
Orion Marine Group, Inc.*	3,400	69,836
Pike Electric Corp.*	400	4,792
Quanta Services, Inc.*^	241,932	5,353,955
Shaw Group, Inc.*	59,864	1,921,036
Sterling Construction Co., Inc.*	600	10,746
URS Corp.*	18,069	788,712

		11,708,491

Electrical Equipment (0.7%)
A123 Systems, Inc.*^	54,600	1,164,072
Acuity Brands, Inc.^	3,900	125,619
Advanced Battery Technologies, Inc.*^	3,600	15,624
American Superconductor Corp.*	5,200	174,408
AMETEK, Inc.	12,307	429,637
AZZ, Inc.*^	1,149	46,155
Baldor Electric Co.^	30,946	846,064
Broadwind Energy, Inc.*^	3,167	24,988
Emerson Electric Co.	85,097	3,410,688
Ener1, Inc.*	3,300	22,836
Energy Conversion Devices, Inc.*^	3,700	42,846
Evergreen Solar, Inc.*^	11,600	22,272
First Solar, Inc.*^	5,667	866,258
FuelCell Energy, Inc.*	5,600	23,912
GrafTech International Ltd.*^	5,547	81,541
GT Solar International, Inc.*^	1,700	9,877
Harbin Electric, Inc.*	2,100	35,448
Hubbell, Inc., Class B	558	23,436
II-VI, Inc.*^	2,200	55,968
LaBarge, Inc.*^	900	10,125
Microvision, Inc.*^	5,500	30,305
Polypore International, Inc.*^	1,300	16,783
Powell Industries, Inc.*	600	23,034
Power-One, Inc.*^	400	780
PowerSecure International, Inc.*	1,400	9,492
Rockwell Automation, Inc.^	1,700	72,420
Roper Industries, Inc.^	8,972	457,392
SunPower Corp., Class A*^	11,007	328,999
Thomas & Betts Corp.*^	1,560	46,925
Ultralife Corp.*	1,000	6,060
Valence Technology, Inc.*	3,300	5,940
Vicor Corp.*	1,600	12,352
Woodward Governor Co.	5,700	138,282

		8,580,538

Industrial Conglomerates (0.9%)
3M Co.	78,384	5,784,739
Carlisle Cos., Inc.	1,575	53,408
McDermott International, Inc.*	26,328	665,309
Raven Industries, Inc.^	1,300	34,749
Tyco International Ltd.	156,685	5,402,499

		11,940,704

Machinery (1.1%)
3D Systems Corp.*^	1,300	11,999
Actuant Corp., Class A^	3,923	63,003
Ampco-Pittsburgh Corp.	500	13,295
Badger Meter, Inc.^	1,800	69,642
Bucyrus International, Inc.^	2,130	75,871
Caterpillar, Inc.	34,051	1,747,838
Chart Industries, Inc.*	2,300	49,657
China Fire & Security Group, Inc.*	1,100	21,120
CLARCOR, Inc.^	2,298	72,065
Colfax Corp.*	1,700	18,071
Crane Co.	2,343	60,473
Cummins, Inc.^	7,834	351,041
Danaher Corp.	18,299	1,231,889
Deere & Co.	12,067	517,916
Donaldson Co., Inc.^	9,000	311,670
Dover Corp.	15,041	582,989
Dynamic Materials Corp.	1,000	19,960
Energy Recovery, Inc.*	3,468	20,184
ESCO Technologies, Inc.*^	3,100	122,140
Flanders Corp.*	1,300	6,708
Flow International Corp.*	3,100	8,029
Flowserve Corp.	6,393	629,966
Force Protection, Inc.*	6,450	35,217
Gorman-Rupp Co.^	1,200	29,892
Graco, Inc.^	3,310	92,250
Graham Corp.	800	12,440
Harsco Corp.	6,758	239,301
IDEX Corp.^	5,627	157,275
Joy Global, Inc.^	10,183	498,356
K-Tron International, Inc.*	200	19,042
Lindsay Corp.	1,000	39,380
Met-Pro Corp.^	1,200	11,628
Middleby Corp.*^	2,000	110,020
Navistar International Corp.*	7,399	276,870
Nordson Corp.^	1,360	76,282
Omega Flex, Inc.^	300	5,031
PACCAR, Inc.^	66,168	2,495,195
Pall Corp.	122,545	3,955,753
Pentair, Inc.^	3,275	96,678
PMFG, Inc.*^	1,100	14,146
RBC Bearings, Inc.*^	1,800	41,994
Robbins & Myers, Inc.	166	3,898
Sauer-Danfoss, Inc.	800	6,136

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Snap-On, Inc.	1,476	$51,306
Sun Hydraulics Corp.^	900	18,954
Tennant Co.	2,300	66,838
Toro Co.^	4,200	167,034
Valmont Industries, Inc.^	2,445	208,265
Wabtec Corp.^	5,665	212,607

		14,947,314

Marine (0.0%)
Kirby Corp.*^	937	34,500

Professional Services (0.2%)
Acacia Research Corp.- Acacia Technologies*	3,307	28,804
Administaff, Inc.^	2,600	68,302
Advisory Board Co.*^	1,300	32,682
CBIZ, Inc.*^	3,600	26,856
CDI Corp.	100	1,405
Corporate Executive Board Co.^	4,100	102,090
CoStar Group, Inc.*^	2,400	98,928
CRA International, Inc.*^	600	16,374
Diamond Management & Technology Consultants, Inc.	3,600	24,660
Dun & Bradstreet Corp.	6,049	455,611
Equifax, Inc.	11,209	326,630
Exponent, Inc.*^	1,800	50,706
FTI Consulting, Inc.*	5,900	251,399
Hill International, Inc.*^	1,900	13,490
Huron Consulting Group, Inc.*	2,700	69,741
ICF International, Inc.*	909	27,561
IHS, Inc., Class A*^	5,530	282,749
Korn/Ferry International*	300	4,377
Monster Worldwide, Inc.*^	8,538	149,244
Navigant Consulting, Inc.*^	6,100	82,350
Odyssey Marine Exploration, Inc.*^	3,400	6,324
Resources Connection, Inc.*^	5,400	92,124
Robert Half International, Inc.^	16,512	413,130
School Specialty, Inc.*	900	21,348
VSE Corp.	300	11,703
Watson Wyatt Worldwide, Inc., Class A	4,055	176,636

		2,835,224

Road & Rail (1.1%)
Avis Budget Group, Inc.*^	4,174	55,765
Celadon Group, Inc.*^	2,003	22,654
Con-way, Inc.	1,920	73,574
CSX Corp.	32,200	1,347,892
Genesee & Wyoming, Inc., Class A*	4,431	134,348
Heartland Express, Inc.	2,800	40,320
J.B. Hunt Transport Services, Inc.^	10,123	325,252
Kansas City Southern*^	4,925	130,463
Knight Transportation, Inc.^	5,600	93,968
Landstar System, Inc.	5,900	224,554
Marten Transport Ltd.*	1,496	25,522
Norfolk Southern Corp.	89,101	3,841,144
Old Dominion Freight Line, Inc.*^	381	11,594
Union Pacific Corp.	131,552	7,676,059

		14,003,109

Trading Companies & Distributors (0.1%)
Beacon Roofing Supply, Inc.*	3,481	55,626
Fastenal Co.^	15,004	580,655
GATX Corp.^	1,898	53,049
Houston Wire & Cable Co.^	1,400	15,470
Kaman Corp.	2,098	46,114
MSC Industrial Direct Co., Class A^	5,000	217,900
RSC Holdings, Inc.*	3,900	28,353
TAL International Group, Inc.	300	4,266
Titan Machinery, Inc.*	600	7,512
W.W. Grainger, Inc.^	7,002	625,699
Watsco, Inc.^	2,845	153,374
WESCO International, Inc.*^	2,700	77,760

		1,865,778

Total Industrials		126,957,509

Information Technology (29.3%)
Communications Equipment (5.0%)
3Com Corp.*	36,974	193,374
Acme Packet, Inc.*^	4,800	48,048
ADC Telecommunications, Inc.*	3,000	25,020
ADTRAN, Inc.^	5,144	126,285
Airvana, Inc.*^	1,800	12,186
Anaren, Inc.*	1,339	22,763
Arris Group, Inc.*^	38,328	498,647
Aruba Networks, Inc.*^	7,300	64,532
BigBand Networks, Inc.*	2,700	10,827
Blue Coat Systems, Inc.*	4,600	103,914
Brocade Communications Systems, Inc.*^	16,196	127,301
Ciena Corp.*^	836	13,610
Cisco Systems, Inc.*	1,004,151	23,637,714
Comtech Telecommunications Corp.*^	3,300	109,626
DG FastChannel, Inc.*^	2,500	52,350
Digi International, Inc.*	400	3,408
EMS Technologies, Inc.*	1,269	26,421
Emulex Corp.*	9,263	95,316
F5 Networks, Inc.*	9,000	356,670
Harmonic, Inc.*	6,860	45,825
Harris Corp.	11,869	446,274
Hughes Communications, Inc.*	600	18,204
Infinera Corp.*^	10,300	81,885
InterDigital, Inc.*	5,200	120,432
Ixia*	2,100	14,406
JDS Uniphase Corp.*	13,400	95,274
Juniper Networks, Inc.*^	223,178	6,030,270
Loral Space & Communications, Inc.*	1,058	29,074
Motorola, Inc.	17,397	149,440
NETGEAR, Inc.*^	500	9,175
Nokia Oyj (ADR)^	507,730	7,423,013
Oplink Communications, Inc.*	600	8,712
Opnext, Inc.*	900	2,637
Palm, Inc.*^	13,906	242,382
Parkervision, Inc.*^	1,900	7,771
PC-Tel, Inc.*	1,000	6,250
Plantronics, Inc.^	5,089	136,436
Polycom, Inc.*^	4,008	107,214
QUALCOMM, Inc.	513,141	23,081,082
Riverbed Technology, Inc.*^	6,400	140,544
ShoreTel, Inc.*^	3,000	23,430
Starent Networks Corp.*^	4,693	119,296
Tekelec*	2,126	34,930
ViaSat, Inc.*^	2,361	62,755

		63,964,723

Computers & Peripherals (7.4%)
3PAR, Inc.*^	2,200	24,266
Apple, Inc.*	190,059	35,231,237
Compellent Technologies, Inc.*^	1,100	19,855
Cray, Inc.*^	3,600	29,988
Dell, Inc.*	192,405	2,936,100
Diebold, Inc.	6,700	220,631
EMC Corp.*	635,909	10,835,889

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Hewlett-Packard Co.	208,000	$9,819,680
Immersion Corp.*^	1,200	5,136
Intermec, Inc.*^	7,500	105,750
International Business Machines Corp.	202,024	24,164,091
Isilon Systems, Inc.*	2,000	12,200
NCR Corp.*	18,360	253,735
NetApp, Inc.*^	104,415	2,785,792
Netezza Corp.*^	5,700	64,068
Novatel Wireless, Inc.*^	3,014	34,239
QLogic Corp.*^	13,876	238,667
Quantum Corp.*	28,800	36,288
SanDisk Corp.*^	163,651	3,551,227
Seagate Technology^	241,802	3,677,809
Silicon Graphics International Corp.*	300	2,013
STEC, Inc.*^	22,041	647,785
Stratasys, Inc.*^	1,700	29,172
Super Micro Computer, Inc.*	1,600	13,536
Synaptics, Inc.*^	4,200	105,840
Teradata Corp.*	15,285	420,643
Western Digital Corp.*	22,288	814,181

		96,079,818

Electronic Equipment, Instruments & Components (1.0%)
Agilent Technologies, Inc.*	38,826	1,080,528
Amphenol Corp., Class A	19,458	733,177
Anixter International, Inc.*^	200	8,022
Arrow Electronics, Inc.*	5,793	163,073
Avnet, Inc.*	5,981	155,327
AVX Corp.	300	3,579
Benchmark Electronics, Inc.*^	1,000	18,000
Brightpoint, Inc.*	4,906	42,927
Checkpoint Systems, Inc.*	1,400	23,016
China Security & Surveillance Technology, Inc.*^	2,300	16,422
Cogent, Inc.*^	4,007	40,471
Cognex Corp.^	607	9,943
Comverge, Inc.*	1,700	20,757
Corning, Inc.	151,152	2,314,137
CPI International, Inc.*	100	1,119
Daktronics, Inc.	2,700	23,139
Dolby Laboratories, Inc., Class A*	48,400	1,848,396
DTS, Inc.*^	1,400	38,332
Echelon Corp.*^	2,400	30,888
FARO Technologies, Inc.*	1,400	24,052
FLIR Systems, Inc.*	16,288	455,575
ICx Technologies, Inc.*^	600	3,552
IPG Photonics Corp.*^	1,600	24,320
Itron, Inc.*^	16,595	1,064,403
Jabil Circuit, Inc.	11,000	147,510
L-1 Identity Solutions, Inc.*^	5,509	38,508
Maxwell Technologies, Inc.*	1,500	27,645
Molex, Inc.	958	20,003
MTS Systems Corp.^	500	14,605
Multi-Fineline Electronix, Inc.*	1,300	37,323
National Instruments Corp.^	6,600	182,358
OSI Systems, Inc.*	1,000	18,290
Park Electrochemical Corp.^	1,300	32,045
PC Mall, Inc.*	700	4,802
Plexus Corp.*^	1,118	29,448
RadiSys Corp.*	2,432	21,134
Rofin-Sinar Technologies, Inc.*	1,083	24,866
Scansource, Inc.*^	130	3,682
Trimble Navigation Ltd.*^	13,900	332,349
Tyco Electronics Ltd.	177,980	3,965,394
Universal Display Corp.*^	2,300	27,462
Vishay Intertechnology, Inc.*	3,967	31,339

		13,101,918

Internet Software & Services (4.5%)
Akamai Technologies, Inc.*^	19,719	388,070
Art Technology Group, Inc.*	10,500	40,530
Baidu, Inc. (ADR)*	14,501	5,670,616
comScore, Inc.*	1,500	27,015
Constant Contact, Inc.*^	2,900	55,825
DealerTrack Holdings, Inc.*^	4,700	88,877
Dice Holdings, Inc.*	1,300	8,528
Digital River, Inc.*^	3,675	148,176
DivX, Inc.*^	2,200	12,012
EarthLink, Inc.^	1,109	9,327
eBay, Inc.*	28,736	678,457
Equinix, Inc.*^	17,283	1,590,036
Google, Inc., Class A*	58,092	28,804,918
GSI Commerce, Inc.*^	3,500	67,585
IAC/InterActiveCorp*	5,007	101,091
InfoSpace, Inc.*	1,600	12,384
Innodata Isogen, Inc.*	3,200	25,440
Internet Brands, Inc., Class A*^	800	6,384
Internet Capital Group, Inc.*	1,900	15,884
j2 Global Communications, Inc.*^	4,900	112,749
Keynote Systems, Inc.*	200	1,886
Knot, Inc.*	2,300	25,116
Limelight Networks, Inc.*	1,300	5,278
Liquidity Services, Inc.*^	1,200	12,384
LivePerson, Inc.*	5,500	27,720
LoopNet, Inc.*	2,400	21,696
Marchex, Inc., Class B	1,900	9,329
MercadoLibre, Inc.*^	40,800	1,569,168
Move, Inc.*	971,170	2,622,159
NIC, Inc.	6,200	55,118
Omniture, Inc.*	7,100	152,224
Open Text Corp.*	159	5,936
Rackspace Hosting, Inc.*^	272,030	4,640,832
RealNetworks, Inc.*^	2,800	10,416
SAVVIS, Inc.*	4,400	69,608
Sohu.com, Inc.*^	3,505	241,074
support.com, Inc.*	2,600	6,240
Switch & Data Facilities Co., Inc.*^	1,700	23,137
Terremark Worldwide, Inc.*^	4,300	26,746
ValueClick, Inc.*^	10,100	133,219
VeriSign, Inc.*^	22,000	521,180
Vocus, Inc.*	1,300	27,157
WebMD Health Corp., Class A*^	600	19,872
Yahoo!, Inc.*	517,740	9,220,949
Zix Corp.*	9,600	21,120

		57,333,468

IT Services (2.5%)
Accenture plc, Class A	12,200	454,694
Acxiom Corp.*^	5,056	47,830
Affiliated Computer Services, Inc., Class A*	6,348	343,871
Alliance Data Systems Corp.*^	5,980	365,259
Amdocs Ltd.*	3,325	89,376
Automatic Data Processing, Inc.	56,794	2,232,004
Broadridge Financial Solutions, Inc.	10,269	206,407
CACI International, Inc., Class A*^	500	23,635
Cass Information Systems, Inc.^	500	14,930
China Information Security Technology, Inc.*	1,900	10,526
Cognizant Technology Solutions Corp., Class A*	32,864	1,270,522
Convergys Corp.*	2,000	19,880

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
CSG Systems International, Inc.*	1,500	$24,015
Cybersource Corp.*	8,200	136,694
DST Systems, Inc.*	3,900	174,720
Euronet Worldwide, Inc.*^	5,013	120,462
ExlService Holdings, Inc.*^	1,200	17,832
Fidelity National Information Services, Inc.	8,394	214,131
Fiserv, Inc.*^	17,649	850,682
Forrester Research, Inc.*^	1,300	34,632
Gartner, Inc.*^	7,000	127,890
Genpact Ltd.*	7,600	93,480
Global Cash Access Holdings, Inc.*^	2,000	14,620
Global Payments, Inc.	9,200	429,640
Hackett Group, Inc.*^	3,300	9,570
Heartland Payment Systems, Inc.	4,700	68,197
Hewitt Associates, Inc., Class A*	9,559	348,234
iGATE Corp.	1,800	15,444
Integral Systems, Inc.*^	1,400	9,660
Lender Processing Services, Inc.	10,337	394,563
Lionbridge Technologies*	9,400	24,440
ManTech International Corp., Class A*	2,100	99,036
Mastercard, Inc., Class A	33,183	6,707,944
MAXIMUS, Inc.	1,465	68,269
Metavante Technologies, Inc.*	10,400	358,592
MoneyGram International, Inc.*	10,300	32,342
NCI, Inc., Class A*	500	14,330
NeuStar, Inc., Class A*	8,400	189,840
Online Resources Corp.*	2,300	14,191
Paychex, Inc.^	185,722	5,395,224
Perot Systems Corp., Class A*	1,779	52,836
RightNow Technologies, Inc.*	2,300	33,212
SAIC, Inc.*	17,736	311,090
Sapient Corp.*^	10,200	82,008
SRA International, Inc., Class A*	1,600	34,544
Syntel, Inc.	1,600	76,368
TeleTech Holdings, Inc.*	3,000	51,180
TNS, Inc.*	3,200	87,680
Total System Services, Inc.	13,572	218,645
VeriFone Holdings, Inc.*^	8,470	134,588
Virtusa Corp.*	500	4,745
Visa, Inc., Class A^	128,187	8,859,004
Western Union Co.	78,859	1,492,012
Wright Express Corp.*	4,500	132,795

		32,638,315

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*^	6,300	163,359

Semiconductors & Semiconductor Equipment (3.4%)
Actel Corp.*	100	1,217
Advanced Analogic Technologies, Inc.*	3,700	14,689
Advanced Energy Industries, Inc.*^	2,654	37,793
Advanced Micro Devices, Inc.*	34,381	194,596
Altera Corp.^	33,449	686,039
Amkor Technology, Inc.*^	13,437	92,447
ANADIGICS, Inc.*	5,100	24,021
Analog Devices, Inc.	33,599	926,660
Applied Micro Circuits Corp.*^	6,142	61,359
Atheros Communications, Inc.*	7,100	188,363
ATMI, Inc.*	782	14,193
Broadcom Corp., Class A*^	261,751	8,033,138
Cabot Microelectronics Corp.*	212	7,390
Cavium Networks, Inc.*^	4,400	94,468
CEVA, Inc.*	1,200	12,900
Cirrus Logic, Inc.*	9,000	50,040
Cree, Inc.*^	64,754	2,379,710
Cypress Semiconductor Corp.*^	16,700	172,511
Diodes, Inc.*	3,900	70,551
DSP Group, Inc.*	24,930	202,930
Entropic Communications, Inc.*	700	1,918
Exar Corp.*	300	2,205
FEI Co.*^	4,106	101,213
FormFactor, Inc.*^	5,551	132,780
Hittite Microwave Corp.*^	2,600	95,628
Integrated Device Technology, Inc.*	2,978	20,131
Intel Corp.	695,268	13,606,395
Intellon Corp.*	3,300	23,397
International Rectifier Corp.*^	2,977	58,022
Intersil Corp., Class A^	7,372	112,865
IXYS Corp.	1,500	12,765
Kopin Corp.*	6,811	32,693
Kulicke & Soffa Industries, Inc.*^	8,700	52,461
Lam Research Corp.*^	44,599	1,523,502
Lattice Semiconductor Corp.*	4,700	10,575
Linear Technology Corp.^	25,442	702,962
Marvell Technology Group Ltd.*	53,300	862,927
Maxim Integrated Products, Inc.	29,586	536,690
MEMC Electronic Materials, Inc.*	25,200	419,076
Micrel, Inc.	427	3,480
Microchip Technology, Inc.^	19,181	508,297
Micron Technology, Inc.*^	17,594	144,271
Microsemi Corp.*	9,700	153,163
Microtune, Inc.*^	4,400	8,008
MIPS Technologies, Inc.*	6,400	24,128
Monolithic Power Systems, Inc.*^	4,055	95,090
National Semiconductor Corp.^	26,600	379,582
Netlogic Microsystems, Inc.*^	39,553	1,779,885
Novellus Systems, Inc.*	6,950	145,811
NVE Corp.*^	400	21,264
Nvidia Corp.*^	63,560	955,307
ON Semiconductor Corp.*^	48,465	399,836
PLX Technology, Inc.*	2,200	7,414
Power Integrations, Inc.^	2,800	93,324
Rambus, Inc.*^	12,300	214,020
RF Micro Devices, Inc.*^	29,036	157,665
Rubicon Technology, Inc.*^	1,100	16,324
Rudolph Technologies, Inc.*	300	2,220
Semitool, Inc.*	1,500	12,675
Semtech Corp.*^	7,300	124,173
Sigma Designs, Inc.*^	1,800	26,154
Silicon Laboratories, Inc.*^	37,261	1,727,420
Skyworks Solutions, Inc.*	19,294	255,453
Standard Microsystems Corp.*	1,000	23,210
Supertex, Inc.*^	900	27,000
Techwell, Inc.*	1,200	13,176
Teradyne, Inc.*^	20,377	188,487
Tessera Technologies, Inc.*	5,600	156,184
Texas Instruments, Inc.	144,707	3,428,109
Trident Microsystems, Inc.*^	2,000	5,180
TriQuint Semiconductor, Inc.*	7,870	60,756
Ultratech, Inc.*	1,900	25,137
Varian Semiconductor Equipment Associates, Inc.*	8,500	279,140
Veeco Instruments, Inc.*	2,300	53,636
Volterra Semiconductor Corp.*	2,100	38,577
Xilinx, Inc.	31,400	735,388
Zoran Corp.*	3,685	42,451

		43,904,615

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Software (5.5%)
ACI Worldwide, Inc.*	4,400	$66,572
Activision Blizzard, Inc.*^	105,269	1,304,283
Actuate Corp.*	4,900	28,322
Adobe Systems, Inc.*	60,028	1,983,325
Advent Software, Inc.*^	1,400	56,350
American Software, Inc., Class A	1,200	7,836
ANSYS, Inc.*	10,041	376,236
ArcSight, Inc.*	1,794	43,182
Ariba, Inc.*^	10,509	121,904
AsiaInfo Holdings, Inc.*^	2,800	55,916
Autodesk, Inc.*	260,711	6,204,922
Blackbaud, Inc.^	5,000	116,000
Blackboard, Inc.*^	3,700	139,786
BMC Software, Inc.*	21,112	792,333
Bottomline Technologies, Inc.*^	2,617	33,759
CA, Inc.	34,583	760,480
Cadence Design Systems, Inc.*	30,584	224,487
Callidus Software, Inc.*	2,400	7,224
Chordiant Software, Inc.*	2,400	9,336
Citrix Systems, Inc.*^	20,532	805,470
CommVault Systems, Inc.*	5,000	103,750
Concur Technologies, Inc.*^	4,600	182,896
Deltek, Inc.*	1,306	10,043
DemandTec, Inc.*^	1,700	15,011
Double-Take Software, Inc.*	1,400	14,266
Ebix, Inc.*	500	27,680
Electronic Arts, Inc.*	36,711	699,345
EPIQ Systems, Inc.*^	3,002	43,529
FactSet Research Systems, Inc.	4,800	317,952
FalconStor Software, Inc.*^	3,100	15,407
i2 Technologies, Inc.*^	1,467	23,531
Informatica Corp.*^	27,900	629,982
Interactive Intelligence, Inc.*	1,100	21,021
Intuit, Inc.*^	36,867	1,050,710
Jack Henry & Associates, Inc.^	9,701	227,682
JDA Software Group, Inc.*	1,949	42,761
Kenexa Corp.*	2,900	39,092
Lawson Software, Inc.*	4,734	29,540
Manhattan Associates, Inc.*	2,000	40,400
McAfee, Inc.*	17,642	772,543
Mentor Graphics Corp.*^	500	4,655
Micros Systems, Inc.*	9,300	280,767
Microsoft Corp.	1,217,252	31,514,654
MicroStrategy, Inc., Class A*	1,100	78,694
Net 1 UEPS Technologies, Inc.*	4,500	94,320
NetScout Systems, Inc.*^	2,000	27,020
NetSuite, Inc.*	2,200	33,660
Novell, Inc.*	18,900	85,239
Nuance Communications, Inc.*^	131,712	1,970,412
OpenTV Corp., Class A*^	700	966
Opnet Technologies, Inc.	1,000	10,930
Oracle Corp.	429,397	8,948,633
Parametric Technology Corp.*^	13,400	185,188
Pegasystems, Inc.^	1,900	65,607
Phoenix Technologies Ltd.*	2,200	8,030
Progress Software Corp.*	4,900	110,985
PROS Holdings, Inc.*	1,000	8,420
QAD, Inc.^	1,007	4,582
Radiant Systems, Inc.*	2,200	23,628
Red Hat, Inc.*	70,025	1,935,491
Renaissance Learning, Inc.^	800	7,952
Rosetta Stone, Inc.*^	689	15,819
Rovi Corp.*^	8,111	272,530
S1 Corp.*	6,900	42,642
Salesforce.com, Inc.*^	43,946	2,501,846
Shanda Games Ltd. (ADR)*	30,600	358,020
Shanda Interactive Entertainment Ltd. (ADR)*^	21,373	1,094,298
Smith Micro Software, Inc.*^	2,100	25,956
SolarWinds, Inc.*^	1,326	29,212
Solera Holdings, Inc.^	7,945	247,169
SonicWALL, Inc.*	500	4,200
Sourcefire, Inc.*	2,800	60,116
SPSS, Inc.*	2,200	109,890
SuccessFactors, Inc.*	4,600	64,722
Sybase, Inc.*	9,560	371,884
Symantec Corp.*	91,630	1,509,146
Symyx Technologies, Inc.*^	1,400	9,268
Synchronoss Technologies, Inc.*	1,700	21,199
Synopsys, Inc.*	10,461	234,536
Take-Two Interactive Software, Inc.*^	890	9,977
Taleo Corp., Class A*	3,700	83,768
TeleCommunication Systems, Inc., Class A*	2,700	22,572
THQ, Inc.*	3,700	25,308
TIBCO Software, Inc.*	6,047	57,386
TiVo, Inc.*	12,500	129,500
Tyler Technologies, Inc.*^	3,100	52,979
Ultimate Software Group, Inc.*^	3,000	86,160
Unica Corp.*	1,100	8,382
VASCO Data Security International, Inc.*	2,200	16,324
VMware, Inc., Class A*	17,485	702,372
Websense, Inc.*	5,300	89,040

		71,100,918

Total Information Technology		378,287,134

Materials (3.9%)
Chemicals (2.4%)
Air Products & Chemicals, Inc.	22,124	1,716,380
Albemarle Corp.	449	15,535
Arch Chemicals, Inc.^	700	20,993
Ashland, Inc.	500	21,610
Balchem Corp.^	1,500	39,450
Calgon Carbon Corp.*^	6,600	97,878
Celanese Corp., Class A	16,424	410,600
CF Industries Holdings, Inc.	4,627	398,986
China Green Agriculture, Inc.*	1,800	21,096
Dow Chemical Co.^	246,692	6,431,260
E.I. du Pont de Nemours & Co.	33,858	1,088,196
Ecolab, Inc.^	26,808	1,239,334
FMC Corp.	7,116	400,275
Hawkins, Inc.^	891	20,814
International Flavors & Fragrances, Inc.	7,900	299,647
Intrepid Potash, Inc.*^	4,595	108,396
Koppers Holdings, Inc.	1,245	36,914
Landec Corp.*^	1,900	12,160
LSB Industries, Inc.*	2,300	35,811
Lubrizol Corp.	6,673	476,853
Monsanto Co.	123,058	9,524,689
Mosaic Co.	18,268	878,143
Nalco Holding Co.^	15,845	324,664
NewMarket Corp.	1,221	113,602
NL Industries, Inc.^	300	2,010
Omnova Solutions, Inc.*	5,500	35,640
Potash Corp. of Saskatchewan, Inc.	16,864	1,523,494
Praxair, Inc.	34,456	2,814,711

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
RPM International, Inc.	8,011	$148,123
Scotts Miracle-Gro Co., Class A	5,195	223,125
Sigma-Aldrich Corp.	13,911	750,916
Sociedad Quimica y Minera de Chile S.A. (ADR)	30,400	1,189,552
Stepan Co.	673	40,434
Terra Industries, Inc.	7,869	272,818
Valhi, Inc.^	200	2,424
W.R. Grace & Co.*^	1,801	39,154
Zep, Inc.	1,700	27,625

		30,803,312

Construction Materials (0.0%)
Eagle Materials, Inc.^	5,074	145,015
Martin Marietta Materials, Inc.	1,946	179,168
United States Lime & Minerals, Inc.*^	100	3,592

		327,775

Containers & Packaging (0.2%)
AEP Industries, Inc.*^	400	15,960
Ball Corp.	6,966	342,727
Bway Holding Co.*	500	9,255
Crown Holdings, Inc.*	18,300	497,760
Owens-Illinois, Inc.*	15,847	584,755
Packaging Corp. of America	1,503	30,661
Pactiv Corp.*	12,444	324,166
Rock-Tenn Co., Class A	3,949	186,038
Silgan Holdings, Inc.	1,700	89,641

		2,080,963

Metals & Mining (1.3%)
Alcoa, Inc.	49,858	654,137
Allied Nevada Gold Corp.*^	3,200	31,328
AMCOL International Corp.^	700	16,023
ArcelorMittal (N.Y. Shares) (Registered)^	19,200	713,088
Barrick Gold Corp.	27,600	1,046,040
BHP Billiton plc (ADR)	93,300	5,140,830
Cliffs Natural Resources, Inc.^	1,064	34,431
Compass Minerals International, Inc.^	2,100	129,402
Freeport-McMoRan Copper & Gold, Inc.	59,368	4,073,239
General Steel Holdings, Inc.*	900	3,501
Newmont Mining Corp.	53,773	2,367,087
Nucor Corp.^	30,300	1,424,403
Royal Gold, Inc.	978	44,597
Schnitzer Steel Industries, Inc., Class A	1,995	106,234
Southern Copper Corp.	14,654	449,731
Stillwater Mining Co.*	900	6,048
Walter Energy, Inc.^	6,100	366,366
Worthington Industries, Inc.	6,668	92,685

		16,699,170

Paper & Forest Products (0.0%)
Clearwater Paper Corp.*	300	12,399
Deltic Timber Corp.^	900	41,193
Wausau Paper Corp.	2,500	25,000

		78,592

Total Materials		49,989,812

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.1%)
AboveNet, Inc.*^	1,150	56,074
Alaska Communications Systems Group, Inc.	4,318	39,942
Cbeyond, Inc.*^	1,900	30,647
Cincinnati Bell, Inc.*	6,300	22,050
Cogent Communications Group, Inc.*^	5,500	62,150
Consolidated Communications Holdings, Inc.^	700	11,207
Frontier Communications Corp.^	16,224	122,329
General Communication, Inc., Class A*^	2,638	18,097
Global Crossing Ltd.*	3,200	45,760
Iowa Telecommunications Services, Inc.^	300	3,780
Neutral Tandem, Inc.*	4,119	93,748
PAETEC Holding Corp.*	15,900	61,533
Premiere Global Services, Inc.*	4,300	35,733
tw telecom, Inc.*^	17,403	234,070
Windstream Corp.	21,100	213,743

		1,050,863

Wireless Telecommunication Services (0.2%)
American Tower Corp., Class A*	43,988	1,601,163
Centennial Communications Corp.*	7,690	61,366
Crown Castle International Corp.*	11,217	351,765
iPCS, Inc.*	1,604	27,910
Leap Wireless International, Inc.*^	5,457	106,684
MetroPCS Communications, Inc.*^	29,022	271,646
NII Holdings, Inc.*	743	22,275
NTELOS Holdings Corp.	3,800	67,108
SBA Communications Corp., Class A*^	13,200	356,796
Shenandoah Telecommunications Co.	3,000	53,850
Syniverse Holdings, Inc.*	6,781	118,668
USA Mobility, Inc.	2,066	26,610
Virgin Mobile USA, Inc., Class A*	3,000	15,000

		3,080,841

Total Telecommunication Services		4,131,704

Utilities (0.5%)
Electric Utilities (0.3%)
Allegheny Energy, Inc.	11,855	314,395
DPL, Inc.	1,900	49,590
Exelon Corp.	6,548	324,912
FPL Group, Inc.	6,224	343,751
ITC Holdings Corp.^	19,220	873,549
NV Energy, Inc.	11,851	137,353
PPL Corp.	42,425	1,287,174

		3,330,724

Gas Utilities (0.1%)
EQT Corp.	15,084	642,578
New Jersey Resources Corp.^	692	25,127

		667,705

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	61,353	909,251
Calpine Corp.*	21,226	244,524
Constellation Energy Group, Inc.	17,612	570,100
Ormat Technologies, Inc.	2,400	97,968
U.S. Geothermal, Inc.*	5,000	7,800

		1,829,643

Multi-Utilities (0.0%)
CenterPoint Energy, Inc.	33,798	420,109
Integrys Energy Group, Inc.	1,569	56,312

		476,421

Water Utilities (0.0%)
American Water Works Co., Inc.	933	18,604

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Cadiz, Inc.*	1,000	$11,700

		30,304

Total Utilities		6,334,797

Total Common Stocks (96.2%) (Cost $1,151,919,936)		1,243,302,310

	Number of Warrants	Value (Note 1)
WARRANT:
Health Care (0.0%)
Biotechnology (0.0%)
Curis, Inc., expiring 10/14/09(b)*† (Cost $—)	48,100	—

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (1.3%)
Federal Home Loan Bank 0.00%, 10/1/09 (o)(p)	$16,700,000	16,699,999
U.S. Treasury Bills 0.06%, 12/10/09 #(p)	390,000	389,951

Total Government Securities		17,089,950

Short-Term Investments of Cash Collateral for Securities Loaned (3.4%)
BBVA Senior Finance S.A.
0.35%, 3/12/10 (l)	4,840,000	4,838,616
Deutsche Bank Securities, Inc., Repurchase Agreement
0.08%, 10/1/09 (r)(u)	20,310,055	20,310,055
General Electric Capital Corp.
0.40%, 3/12/10 (l)	880,000	870,688
Lehman Bothers Holdings, Inc.
0.00%, 8/21/09 (h)(l)(s)	4,559,970	763,795
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)(l)(s)	939,994	157,449
Monumental Global Funding II
0.43%, 5/26/10 (l)	10,340,000	9,952,250
Pricoa Global Funding I
0.40%, 6/25/10 (l)	6,599,506	6,213,105

Total Short-Term Investments of Cash Collateral for Securities Loaned		43,105,958

Time Deposit (3.2%)
JPMorgan Chase Nassau
0.000%, 10/1/09	41,716,828	41,716,828

Total Short-Term Investments (7.9%) (Cost/Amortized Cost $107,276,255)		101,912,736

Total Investments (104.1%) (Cost/Amortized Cost $1,259,196,191)		1,345,215,046
Other Assets Less Liabilities (-4.1%)		(52,502,299)

Net Assets (100%)		1,292,712,747

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $7 or 0.0% of net assets) at fair value.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(b)	Illiquid Security.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2009.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2009.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

(s)	Issuer in bankruptcy.

(u)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.000% –7.000%, maturing 4/1/18 to 11/1/38; Federal National Mortgage Association, 0.000% – 8.000%, maturing 10/1/18 to 7/1/39.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

At September 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2009	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	36	December-09	$1,198,053	$1,236,600	$38,547
Russell 1000 Mini Index	14	December-09	789,209	808,920	19,711
Russell 2000 Mini Index	5	December-09	295,435	301,500	6,065
S&P 500 E-Mini Index	31	December-09	1,607,962	1,631,995	24,033
S&P MidCap 400 E-Mini Index	1	December-09	66,773	68,920	2,147

					$90,503

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$134,370,857	$—	$—	$134,370,857
Consumer Staples	112,040,764	—	—	112,040,764
Energy	102,774,856	—	—	102,774,856
Financials	111,585,916	2,250,000	7	113,835,923
Health Care	214,578,954	—	—	214,578,954
Industrials	126,957,509	—	—	126,957,509
Information Technology	378,287,134	—	—	378,287,134
Materials	49,989,812	—	—	49,989,812
Telecommunication Services	4,131,704	—	—	4,131,704
Utilities	6,334,797	—	—	6,334,797
Futures	90,503	—	—	90,503
Short-Term Investments	—	101,912,736	—	101,912,736
Warrants
Health Care	—	—	—	—

Total Asset	$1,241,142,806	$104,162,736	$7	$1,345,305,549

Total Liability	$—	$—	$—	$—

Total	$1,241,142,806	$104,162,736	$7	$1,345,305,549

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities-Financials
Balance as of 12/31/08	$—
Total gains or losses (realized/unrealized) included in earnings	—
Purchases, sales, issuances, and settlements (net)	—
Transfers in and/or out of Level 3	7

Balance as of 9/30/09	$7

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/09.	$7

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$761,911,971
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$865,042,704

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$148,587,067
Aggregate gross unrealized depreciation	(144,748,004)

Net unrealized appreciation	$3,839,063

Federal income tax cost of investments	$1,341,375,983

At September 30, 2009, the Portfolio had loaned securities with a total value of $47,159,808. This was secured by collateral of $48,469,525 which was received as cash and subsequently invested in short-term investments currently valued at $43,105,958, as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $1,859, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the nine months ended September 30, 2009, the Portfolio incurred approximately $1,113 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $960,635,594 of which $197,479,160 expires in the year 2010, $67,203,341 expires in the year 2011, and $695,953,093 expires in the year 2016.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (6.9%)
Asset-Backed Securities (2.7%)
Aegis Asset Backed Securities Trust, Series 2006-1 A1
0.326%, 1/25/37(b)(l)	$376,784	$359,716
Ameriquest Mortgage Securities, Inc., Series 2004-R11 A1
0.549%, 11/25/34(b)(l)	824,963	554,543
Asset Backed Funding Certificates, Series 2006-OPT3 A3A
0.306%, 11/25/36(b)(l)	238,942	227,448
Bank of America Auto Trust, Series 2009-2A A2
1.160%, 2/15/12§	3,750,000	3,721,875
Series 2009-2A A3
2.130%, 9/15/13§	4,500,000	4,477,500
Bank of America Credit Card Trust, Series 2008-A5 A5
1.443%, 12/16/13(l)	3,900,000	3,922,296
Capital One Multi-Asset Execution Trust, Series 2005-A7 A7
4.700%, 6/15/15	750,000	792,870
Series 2007-A7 A7
5.750%, 7/15/20	125,000	136,318
Series 2009-A2 A2
3.200%, 4/15/14	500,000	510,005
Cendant Mortgage Corp., Series 2003-A A1
6.000%, 7/25/43(l)§	33,518	32,952
Chase Issuance Trust, Series 2007-A17 A
5.120%, 10/15/14	1,500,000	1,619,713
Series 2008-A7 A7
0.893%, 11/15/11(l)	1,800,000	1,800,524
Series 2008-A9 A9
4.260%, 5/15/13	250,000	260,129
Series 2009-A3 A3
2.400%, 6/17/13	495,000	500,657
Series 2009-A7 A7
0.694%, 9/17/12(l)	5,435,000	5,435,000
Citibank Credit Card Issuance Trust, Series 2003-A10 A10
4.750%, 12/10/15	200,000	213,729
Series 2003-A7 A7
4.150%, 7/7/17	600,000	617,981
Series 2005-A2 A2
4.850%, 3/10/17	125,000	133,577
Series 2005-A9 A9
5.100%, 11/20/17	250,000	269,120
Series 2006-A3 A3
5.300%, 3/15/18	500,000	542,898
Series 2007-A8 A8
5.650%, 9/20/19	325,000	357,977
Series 2008-A1 A1
5.350%, 2/7/20	250,000	269,932
Series 2009-A4 A4
4.900%, 6/23/16	250,000	268,554
Countrywide Asset-Backed Certificates, Series 2006-19 2A1
0.306%, 3/25/37(b)(l)	140,196	138,315
CPL Transition Funding LLC, Series 2002-1 A5
6.250%, 1/15/17	150,000	170,876
Daimler Chrysler Auto Trust, Series 2006-D A4
4.940%, 2/8/12	2,900,000	2,985,703
Series 2007-A A4
5.280%, 3/8/13	200,000	211,693
Ford Credit Auto Owner Trust, Series 2007-B A4A
5.240%, 7/15/12	100,000	105,432
Series 2008-C A3
1.663%, 6/15/12(l)	11,900,000	11,998,713
Series 2009-C A1
0.796%, 7/15/10§	10,893,730	10,901,712
Franklin Auto Trust, Series 2008-A A2
1.246%, 10/20/11(l)	8,124,138	8,136,129
GSAA Home Equity Trust, Series 2006-5 2A1
0.316%, 3/25/36(b)(l)	421,312	270,871
Honda Auto Receivables Owner Trust, Series 2008-1 A2
3.770%, 9/20/10	883,244	885,482
Mid-State Trust, Series 4 A
8.330%, 4/1/30	210,376	204,348
Nissan Auto Receivables Owner Trust, Series 2007-B A4
5.160%, 3/17/14	200,000	210,479
Series 2008-A A3
3.890%, 8/15/11	3,396,634	3,440,951
Series 2008-A A4
4.280%, 6/16/14	250,000	260,881
Series 2008-B A2
3.800%, 10/15/10	1,265,183	1,270,402
Series 2009-1 A2
3.920%, 4/15/11	3,805,000	3,859,038
Series 2009-A A2
2.940%, 7/15/11	2,745,000	2,776,048
PG&E Energy Recovery Funding LLC, Series 2005-1 A5
4.470%, 12/25/14	250,000	265,143
Renaissance Home Equity Loan Trust, Series 2003-3 A
0.746%, 12/25/33(b)(l)	217,408	135,887
SLM Student Loan Trust, Series 2005-4 A2
0.584%, 4/26/21(l)	1,345,000	1,328,984
Series 2008-5 A2
1.604%, 10/25/16(l)	4,140,000	4,218,163
Series 2008-5 A3
1.804%, 1/25/18(l)	1,050,000	1,078,632
Series 2008-5 A4
2.204%, 7/25/23(l)	2,860,000	3,003,023
Series 2008-9 A
2.004%, 4/25/23(l)	18,953,818	19,652,703
USAA Auto Owner Trust, Series 2007-2 A4
5.070%, 6/15/13	200,000	209,938
Series 2008-1 A4
4.500%, 10/15/13	350,000	366,791
Wells Fargo Home Equity Trust, Series 2005-2 AII2
0.486%, 10/25/35(l)	107,116	102,580

		105,214,231

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Non-Agency CMO (4.2%)
Banc of America Alternative Loan Trust, Series 2004-5 4A1
5.000%, 6/25/19	$309,233	$252,956
Series 2004-6 4A1
5.000%, 7/25/19	331,091	321,236
Banc of America Commercial Mortgage, Inc., Series 2001-1 A2
6.503%, 4/15/36	1,074,296	1,108,445
Series 2002-PB2 A4
6.186%, 6/11/35	1,590,000	1,662,137
Series 2005-1 A4
5.141%, 11/10/42(l)	700,000	713,354
Series 2006-6 A4
5.356%, 10/10/45	250,000	228,793
Series 2007-2 A4
5.867%, 4/10/49(l)	1,500,000	1,313,879
Series 2007-3 A4
5.837%, 6/10/49(l)	4,380,000	3,640,667
Banc of America Funding Corp., Series 2006-A 1A1
4.568%, 2/20/36(l)	1,586,112	1,361,345
Bank of America-First Union NB Commercial Mortgage, Series 2001-3 A2
5.464%, 4/11/37	550,000	566,715
Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-4 22A1
5.981%, 6/25/47(l)	667,259	475,395
Bear Stearns Commercial Mortgage Securities, Inc., Series 2000-WF2 A2
7.320%, 10/15/32(l)	765,849	785,260
Series 2001-TOP2 A2
6.480%, 2/15/35	2,530,000	2,616,996
Series 2003-T12 A4
4.680%, 8/13/39(l)	1,825,000	1,814,354
Series 2004-T16 A6
4.750%, 2/13/46(l)	1,340,000	1,362,917
Series 2005-PWR7 A3
5.116%, 2/11/41(l)	600,000	574,380
Series 2006-T24 A4
5.537%, 10/12/41	825,000	778,647
Series 2007-PW16 A4
5.908%, 6/11/40(l)	1,000,000	924,783
Chase Commercial Mortgage Securities Corp., Series 1999-2 A2
7.198%, 1/15/32	37,346	37,320
Series 2000-3 A2
7.319%, 10/15/32	1,164,999	1,198,037
Citigroup Commercial Mortgage Trust, Inc., Series 2005-EMG A2
4.221%, 9/20/51§	242,535	243,222
Series 2007-C6 A4
5.888%, 12/10/49(l)	500,000	411,110
Series 2008-C7 A4
6.299%, 12/10/49(l)	2,259,313	2,011,148
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1 1A1
4.900%, 10/25/35(l)	6,841,938	5,428,048
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5 A1
5.171%, 11/15/44	356,755	361,645
Citimortgage Alternative Loan Trust, Series 2007-A8 A1
6.000%, 10/25/37	2,401,906	1,654,301
Commercial Mortgage Pass Through Certificates, Series 2000-C1 A2
7.416%, 8/15/33(l)	960,178	974,804
Series 2005-LP5 A4
4.982%, 5/10/43(l)	1,400,000	1,360,357
Countrywide Alternative Loan Trust, Series 2003-J3 2A1
6.250%, 12/25/33	145,009	148,374
Series 2006-OA21 A1
0.446%, 3/20/47(l)	1,149,641	542,823
Series 2006-OC8 2A1A
0.336%, 11/25/36(l)	185,704	181,442
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-OA5 2A1
0.446%, 4/25/46(l)	471,726	238,414
Series 2007-16 A1
6.500%, 10/25/37	1,296,211	1,108,129
Credit Suisse Mortgage Capital Certificates, Series 2006-8 3A1
6.000%, 10/25/21	557,476	426,248
Series 2006-C4 A3
5.467%, 9/15/39	1,000,000	810,740
Series 2006-C5 A3
5.311%, 12/15/39	3,000,000	2,456,457
CS First Boston Mortgage Securities Corp., Series 2001-CK6 A3
6.387%, 8/15/36	488,261	511,045
Series 2002-CKS4 A2
5.183%, 11/15/36	1,525,000	1,561,644
Series 2002-CP3 A3
5.603%, 7/15/35	2,160,000	2,234,997
Series 2002-CP5 A2
4.940%, 12/15/35	2,065,000	2,097,043
Series 2003-C3 A5
3.936%, 5/15/38	2,220,000	2,160,898
Series 2004-C2 A1
3.819%, 5/15/36	474,084	463,798
Series 2004-C4 A6
4.691%, 10/15/39	600,000	542,328
Series 2004-C5 A4
4.829%, 11/15/37	1,000,000	941,346
CW Capital Cobalt Ltd., Series 2007-C3 A4
6.015%, 5/15/46(l)	567,500	482,322
Deutsche Alt-A Securities, Inc., Series 2006-OA1 A1
0.446%, 2/25/47(l)	254,468	127,992
DLJ Commercial Mortgage Corp., Series 2000-CKP1 A1B
7.180%, 11/10/33	1,576,163	1,616,578
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA2 1A5
6.000%, 5/25/36	1,591,147	1,209,737
First Republic Mortgage Loan Trust, Series 2001-FRB1 A
0.593%, 11/15/31(l)	490,763	367,702
First Union National Bank Commercial Mortgage Trust, Series 2001-C2 A2
6.663%, 1/12/43	1,013,867	1,045,642
See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2001-C4 A2
6.223%, 12/12/33	$1,950,000	$2,034,510
GE Capital Commercial Mortgage Corp., Series 2004-C3 A3
4.865%, 7/10/39(l)	600,000	608,352
Series 2007-C1 A4
5.543%, 12/10/49	1,500,000	1,225,075
GMAC Commercial Mortgage Securities, Inc., Series 2000-C1 A2
7.724%, 3/15/33(l)	392,975	395,041
Series 2000-C2 A2
7.455%, 8/16/33(l)	716,624	732,032
Series 2000-C3 A2
6.957%, 9/15/35	1,478,634	1,523,047
Series 2002-C3 A2
4.930%, 7/10/39	2,075,000	2,110,060
Series 2004-C3 A5
4.864%, 12/10/41	700,000	631,652
Greenwich Capital Commercial Funding Corp., Series 2004-GG1 A4
4.755%, 6/10/36	355,000	357,167
Series 2005-GG3 A4
4.799%, 8/10/42(l)	1,333,000	1,290,624
Series 2005-GG5 A2
5.117%, 4/10/37	500,000	500,168
Series 2006-GG7 A4
6.116%, 7/10/38(l)	1,250,000	1,129,569
Series 2007-GG9 A4
5.444%, 3/10/39	950,000	816,501
GS Mortgage Securities Corp. II, Series 2004-GG2 A6
5.396%, 8/10/38(l)	1,027,000	989,784
Series 2006-GG6 A4
5.553%, 4/10/38(l)	1,000,000	935,429
Series 2006-GG8 A2
5.479%, 11/10/39	750,000	754,384
GSR Mortgage Loan Trust, Series 2004-9 4A1
3.309%, 8/25/34(l)	1,254,872	1,108,626
Series 2005-AR4 6A1
5.250%, 7/25/35(l)	4,980,694	4,354,504
Series 2005-AR6 2A1
4.117%, 9/25/35(l)	1,669,664	1,523,084
Homebanc Mortgage Trust, Series 2005-4 A1
0.516%, 10/25/35(l)	765,661	408,701
Impac CMB Trust, Series 2003-8 2A1
1.146%, 10/25/33(b)(l)	162,209	124,482
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-CB7 A4
4.879%, 1/12/38(l)	2,500,000	2,486,846
Series 2005-LDP1 A3
4.865%, 3/15/46	2,000,000	1,996,650
Series 2005-LDP3 A4B
4.996%, 8/15/42(l)	1,275,000	1,154,735
Series 2005-LDP4 A3A1
4.871%, 10/15/42	700,000	701,797
Series 2006-CB15 A4
5.814%, 6/12/43(l)	785,000	758,542
Series 2006-LDP9 A1S
5.284%, 5/15/47	1,390,747	1,383,192
Series 2007-CB18 A4
5.440%, 6/12/47	1,350,000	1,160,231
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-C1 A3
5.857%, 10/12/35	1,600,000	1,632,331
Series 2001-CIB2 A3
6.429%, 4/15/35	395,000	410,804
Series 2001-CIBC A3
6.260%, 3/15/33	1,414,964	1,452,112
Series 2004-CB8 A1A
4.158%, 1/12/39§	963,383	912,030
Series 2007-LD11 A2
5.992%, 6/15/49(l)	1,030,000	1,035,219
Series 2007-LD12 A2
5.827%, 2/15/51	843,000	845,328
JPMorgan Mortgage Trust, Series 2006-S2 2A2
5.875%, 7/25/36	232,585	187,751
Series 2007-S1 1A2
5.500%, 3/25/22	244,233	209,841
LB-UBS Commercial Mortgage Trust, Series 2002-C2 A4
5.594%, 6/15/31	2,089,000	2,164,422
Series 2003-C7 A2
4.064%, 9/15/27(l)	293,812	295,249
Series 2004-C2 A4
4.367%, 3/15/36	1,800,000	1,747,134
Series 2004-C7 A1A
4.475%, 10/15/29	2,269,423	2,221,310
Series 2004-C8 A4
4.510%, 12/15/29	1,300,000	1,259,731
Series 2005-C7 A4
5.197%, 11/15/30(l)	300,000	294,043
Series 2007-C1 A4
5.424%, 2/15/40	4,000,000	3,433,984
Series 2007-C6 A4
5.858%, 7/15/40(l)	1,500,000	1,271,837
Series 2007-C7 A3
5.866%, 9/15/45(l)	3,640,000	3,120,348
MASTR Alternative Loans Trust, Series 2004-4 1A1
5.500%, 5/25/34	826,015	808,817
Merrill Lynch Mortgage Investors, Inc., Series 2003-A1 3A
4.910%, 12/25/32(l)	279,128	257,183
Series 2005-A10 A
0.456%, 2/25/36(l)	2,032,162	1,267,313
Merrill Lynch Mortgage Trust, Series 2004-KEY2 A4
4.864%, 8/12/39(l)	900,000	879,402
Series 2007-C1 A4
6.022%, 6/12/50(l)	1,000,000	851,604
Series 2008-C1 A3
5.710%, 2/12/51	300,000	284,667
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5 A4
5.378%, 8/12/48	2,700,000	2,009,493
Series 2007-6 A4
5.485%, 3/12/51(l)	150,000	122,599
Morgan Stanley Capital I, Inc., Series 2004-IQ8 A5
5.110%, 6/15/40(l)	600,000	596,551
Series 2005-HQ5 A4
5.168%, 1/14/42	1,194,000	1,176,318

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2005-IQ9 A5
4.700%, 7/15/56	$1,875,000	$1,806,650
Series 2006-HQ8 A3
9.586%, 3/12/44(l)	667,000	663,478
Series 2007-HQ12 A2
5.811%, 4/12/49(l)	350,000	340,939
Series 2007-HQ13 A1
5.357%, 12/15/44	3,433,194	3,496,550
Series 2007-IQ14 A2
5.610%, 4/15/49	1,000,000	993,178
Series 2007-IQ15 A4
6.076%, 6/11/49(l)	3,450,000	2,951,718
Series 2007-T25 A3
5.514%, 11/12/49(l)	1,500,000	1,320,109
Series 2007-T27 A4
5.803%, 6/11/42(l)	1,210,000	1,089,904
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5 A4
6.390%, 10/15/35	637,529	668,425
Series 2002-IQ2 A4
5.740%, 12/15/35	1,775,331	1,839,992
Residential Accredit Loans, Inc., Series 2003-QR19 CB1
5.750%, 10/25/33	21,415	20,977
Series 2006-QS2 1A9
5.500%, 2/25/36	1,416,590	1,106,867
Salomon Brothers Mortgage Securities VII, Inc., Series 2001-C1 A3
6.428%, 12/18/35	1,099,150	1,134,050
Series 2001-C2 A3
6.499%, 11/13/36	2,225,356	2,329,041
Sequoia Mortgage Trust, Series 10 2A1
0.626%, 10/20/27(l)	70,932	56,100
Series 2003-4 2A1
0.596%, 7/20/33(l)	177,716	136,922
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS 1A1
0.566%, 10/25/35(l)	515,576	289,783
Structured Asset Mortgage Investments, Inc., Series 2005-AR5 A1
0.496%, 7/19/35(l)	420,078	235,082
Series 2005-AR5 A2
0.496%, 7/19/35(l)	2,065,384	1,464,242
Series 2006-AR3 12A1
0.466%, 5/25/36(l)	1,825,643	942,625
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4 A3
6.069%, 8/15/39(l)	985,000	997,370
Wachovia Bank Commercial Mortgage Trust, Series 2003-C8 A4
4.964%, 11/15/35(l)	2,300,000	2,293,393
Series 2004-C11 A5
5.215%, 1/15/41(l)	975,000	968,992
Series 2005-C17 APB
5.037%, 3/15/42	1,530,000	1,537,218
Series 2005-C20 A6A
5.110%, 7/15/42(l)	2,290,000	2,318,916
Series 2005-C22 A4
5.440%, 12/15/44(l)	1,320,000	1,290,946
Series 2007-C31 A2
5.421%, 4/15/47	1,500,000	1,445,411
Series 2007-C32 A2
5.924%, 6/15/49(l)	1,400,000	1,382,439
Series 2007-C33 A4
6.100%, 2/15/51(l)	3,465,000	2,976,723
WaMu Mortgage Pass-Through Certificates, Series 2002-AR9 1A
2.301%, 8/25/42(l)	99,437	65,236
Series 2005-AR7 A4
4.912%, 8/25/35(l)	813,934	672,700
Series 2007-OA4 1A
1.671%, 5/25/47(l)^	559,253	270,384
Series 2007-OA5 1A
1.651%, 6/25/47(l)	438,770	197,546
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12 2A1
6.100%, 9/25/36(l)	747,608	593,000

		159,297,062

Total Asset-Backed and Mortgage- Backed Securities		264,511,293

Corporate Bonds (26.5%)
Consumer Discretionary (1.0%)
Automobiles (0.0%)
Daimler Finance N.A. LLC
6.500%, 11/15/13	$1,319,000	1,421,029

Hotels, Restaurants & Leisure (0.1%)
International Game Technology
7.500%, 6/15/19	75,000	83,111
Marriott International, Inc.
5.625%, 2/15/13	250,000	255,051
McDonald’s Corp.
5.000%, 2/1/19	2,500,000	2,660,760
6.300%, 3/1/38	682,000	798,325
Yum! Brands, Inc.
4.250%, 9/15/15	250,000	255,545
5.300%, 9/15/19	150,000	150,676
6.875%, 11/15/37	100,000	110,784

		4,314,252

Household Durables (0.0%)
Toll Brothers Finance Corp.
8.910%, 10/15/17	200,000	226,830
6.750%, 11/1/19	125,000	124,617
Whirlpool Corp.
8.000%, 5/1/12	115,000	124,131
8.600%, 5/1/14	50,000	55,931

		531,509

Media (0.7%)
CBS Corp.
8.875%, 5/15/19	125,000	137,867
7.875%, 7/30/30	823,000	784,556
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	489,000	567,950
Comcast Cable Holdings LLC
7.875%, 8/1/13	39,000	44,260
Comcast Corp.
6.500%, 1/15/15	969,000	1,079,748
5.900%, 3/15/16	1,395,000	1,499,209
6.500%, 1/15/17	765,000	839,640
5.700%, 5/15/18	300,000	315,409
5.700%, 7/1/19	250,000	264,151
7.050%, 3/15/33	4,000	4,536
6.500%, 11/15/35	370,000	394,267
6.450%, 3/15/37	658,000	696,749
6.950%, 8/15/37	1,879,000	2,097,268
6.550%, 7/1/39	250,000	267,156

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
COX Communications, Inc.
7.125%, 10/1/12	$115,000	$128,285
4.625%, 6/1/13	600,000	623,304
8.375%, 3/1/39§	1,100,000	1,356,932
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
7.625%, 5/15/16	414,000	442,980
McGraw-Hill Cos., Inc.
6.550%, 11/15/37	200,000	196,952
News America Holdings, Inc.
9.250%, 2/1/13	957,000	1,124,220
7.750%, 1/20/24	43,000	45,223
8.500%, 2/23/25	232,000	256,438
8.450%, 8/1/34	73,000	78,922
News America, Inc.
7.125%, 4/8/28	82,000	84,311
6.150%, 3/1/37	666,000	651,646
7.850%, 3/1/39	250,000	292,658
Omnicom Group, Inc.
6.250%, 7/15/19	150,000	161,814
TCI Communications, Inc.
7.875%, 2/15/26	246,000	287,956
7.125%, 2/15/28	108,000	116,741
Thomson Reuters Corp.
5.700%, 10/1/14	1,230,000	1,348,754
4.700%, 10/15/19	150,000	149,654
Time Warner Cable, Inc.
6.200%, 7/1/13	987,000	1,075,235
5.850%, 5/1/17	1,358,000	1,431,803
7.300%, 7/1/38	275,000	317,408
6.750%, 6/15/39	250,000	270,359
Time Warner Cos., Inc.
7.570%, 2/1/24	3,000	3,261
Time Warner Entertainment Co. LP
8.375%, 3/15/23	700,000	839,678
Time Warner, Inc.
0.684%, 11/13/09(l)	1,395,000	1,395,353
6.750%, 4/15/11	40,000	42,751
5.875%, 11/15/16	668,000	708,357
7.700%, 5/1/32^	1,962,000	2,218,604
Turner Broadcasting System, Inc.
8.375%, 7/1/13	65,000	74,172
Viacom, Inc.
4.375%, 9/15/14	100,000	102,115
5.625%, 9/15/19	350,000	355,743
6.875%, 4/30/36	300,000	316,919
Walt Disney Co.
4.500%, 12/15/13	500,000	533,605
5.500%, 3/15/19	500,000	542,921

		26,567,840

Multiline Retail (0.1%)
Kohl’s Corp.
6.250%, 12/15/17	622,000	679,814
Nordstrom, Inc.
6.750%, 6/1/14	100,000	109,699
Target Corp.
5.125%, 1/15/13	500,000	538,532
6.000%, 1/15/18	500,000	563,307
7.000%, 1/15/38	500,000	585,188

		2,476,540

Specialty Retail (0.1%)
Home Depot, Inc.
5.400%, 3/1/16	1,332,000	1,392,588
Lowe’s Cos., Inc.
5.800%, 10/15/36	655,000	682,470
TJX Cos., Inc.
4.200%, 8/15/15	100,000	103,315
6.950%, 4/15/19	145,000	170,245

		2,348,618

Total Consumer Discretionary		37,659,788

Consumer Staples (0.9%)
Beverages (0.2%)
Anheuser-Busch Cos., Inc.
6.450%, 9/1/37	677,000	737,436
Bottling Group LLC
6.950%, 3/15/14	700,000	815,816
Coca-Cola Co.
5.350%, 11/15/17	650,000	709,773
Coca-Cola Enterprises, Inc.
3.750%, 3/1/12	1,750,000	1,826,512
7.375%, 3/3/14	500,000	587,023
6.750%, 9/15/28	660,000	795,778
Diageo Finance B.V.
5.300%, 10/28/15	1,288,000	1,394,001
Dr. Pepper Snapple Group, Inc.
6.820%, 5/1/18	250,000	284,196
PepsiAmericas, Inc.
4.375%, 2/15/14	250,000	260,811
PepsiCo, Inc.
3.750%, 3/1/14	500,000	520,603
7.900%, 11/1/18	500,000	631,359

		8,563,308

Food & Staples Retailing (0.2%)
Costco Wholesale Corp.
5.300%, 3/15/12	200,000	217,091
5.500%, 3/15/17	200,000	218,666
CVS Caremark Corp.
4.875%, 9/15/14	250,000	264,547
6.250%, 6/1/27	688,000	731,294
Delhaize Group
5.875%, 2/1/14	250,000	269,243
Kroger Co.
7.500%, 1/15/14	500,000	576,205
3.900%, 10/1/15	250,000	251,988
6.400%, 8/15/17	250,000	276,613
8.000%, 9/15/29	250,000	320,097
Safeway, Inc.
5.800%, 8/15/12	400,000	433,562
7.250%, 2/1/31	250,000	306,305
Walgreen Co.
4.875%, 8/1/13	200,000	215,588
5.250%, 1/15/19	200,000	217,428
Wal-Mart Stores, Inc.
5.000%, 4/5/12	2,650,000	2,867,345
5.250%, 9/1/35	707,000	707,959

		7,873,931

Food Products (0.2%)
Archer-Daniels-Midland Co.
7.000%, 2/1/31	637,000	742,736
Bunge Ltd. Finance Corp.
8.500%, 6/15/19	85,000	97,991
Campbell Soup Co.
3.375%, 8/15/14	100,000	102,269
4.500%, 2/15/19	540,000	554,091
General Mills, Inc.
6.000%, 2/15/12	1,342,000	1,458,083
H.J. Heinz Co.
5.350%, 7/15/13	400,000	429,521

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Hershey Co.
4.850%, 8/15/15	$640,000	$674,490
Kellogg Co.
4.250%, 3/6/13	500,000	525,129
Kraft Foods, Inc.
6.250%, 6/1/12	1,346,000	1,463,694
6.500%, 8/11/17	980,000	1,060,113
6.125%, 2/1/18^	1,702,000	1,803,574
7.000%, 8/11/37	100,000	111,396
Ralcorp Holdings, Inc.
6.625%, 8/15/39§	100,000	105,316

		9,128,403

Household Products (0.1%)
Clorox Co.
5.450%, 10/15/12	1,330,000	1,425,321
Kimberly-Clark Corp.
6.625%, 8/1/37	100,000	123,391
Procter & Gamble Co.
4.600%, 1/15/14	600,000	644,577
4.700%, 2/15/19	200,000	209,024
5.550%, 3/5/37	684,000	736,567

		3,138,880

Personal Products (0.0%)
Avon Products, Inc.
5.625%, 3/1/14	200,000	217,460

Tobacco (0.2%)
Altria Group, Inc.
8.500%, 11/10/13	1,340,000	1,554,186
9.950%, 11/10/38	500,000	679,798
Philip Morris International, Inc.
6.875%, 3/17/14	775,000	885,332
5.650%, 5/16/18	1,822,000	1,939,366
Reynolds American, Inc.
6.750%, 6/15/17	400,000	415,823

		5,474,505

Total Consumer Staples		34,396,487

Energy (1.5%)
Energy Equipment & Services (0.1%)
Diamond Offshore Drilling, Inc.
5.875%, 5/1/19	105,000	113,076
Halliburton Co.
5.500%, 10/15/10	330,000	344,219
6.700%, 9/15/38	300,000	351,830
Rowan Cos., Inc.
7.875%, 8/1/19	130,000	139,773
Transocean, Inc.
6.000%, 3/15/18	673,000	718,922
6.800%, 3/15/38	200,000	228,952
Weatherford International Ltd.
5.500%, 2/15/16	649,000	660,862
9.625%, 3/1/19	250,000	312,957

		2,870,591

Oil, Gas & Consumable Fuels (1.4%)
Alberta Energy Co., Ltd.
8.125%, 9/15/30	628,000	781,626
Anadarko Petroleum Corp.
5.950%, 9/15/16	640,000	678,118
6.450%, 9/15/36	250,000	258,123
Apache Corp.
6.000%, 1/15/37	682,000	758,854
Buckeye Partners LP
5.500%, 8/15/19	150,000	153,312
Canadian Natural Resources Ltd.
5.700%, 5/15/17	1,889,000	2,007,478
6.250%, 3/15/38	250,000	266,334
Cenovus Energy, Inc.
6.750%, 11/15/39^§	950,000	1,023,656
Chevron Corp.
3.450%, 3/3/12	3,220,000	3,352,236
4.950%, 3/3/19	250,000	266,848
ConocoPhillips
4.400%, 5/15/13	2,602,000	2,746,182
4.600%, 1/15/15	2,830,000	3,020,442
5.750%, 2/1/19	500,000	544,740
7.000%, 3/30/29	9,000	10,262
Devon Financing Corp. ULC
6.875%, 9/30/11	1,362,000	1,481,763
7.875%, 9/30/31	142,000	175,888
Enbridge Energy Partners LP
9.875%, 3/1/19	250,000	310,476
Enbridge, Inc.
5.800%, 6/15/14	500,000	548,904
EnCana Corp.
4.750%, 10/15/13	656,000	687,556
6.500%, 5/15/19	2,645,000	2,936,360
EnCana Holdings Finance Corp.
5.800%, 5/1/14	120,000	129,878
Energy Transfer Partners LP
6.000%, 7/1/13	500,000	529,895
9.000%, 4/15/19	500,000	601,181
Enterprise Products Operating LLC
9.750%, 1/31/14	375,000	452,770
6.650%, 10/15/34	250,000	273,663
EOG Resources, Inc.
5.625%, 6/1/19	125,000	136,840
Gaz Capital S.A.
8.146%, 4/11/18§	1,800,000	1,901,340
Hess Corp.
7.300%, 8/15/31	659,000	740,804
Husky Energy, Inc.
5.900%, 6/15/14	85,000	91,693
7.250%, 12/15/19	50,000	57,347
Kinder Morgan Energy Partners LP
6.750%, 3/15/11	1,000,000	1,060,479
5.000%, 12/15/13	200,000	209,056
5.625%, 2/15/15	65,000	69,770
6.000%, 2/1/17	200,000	209,018
6.850%, 2/15/20	145,000	158,374
5.800%, 3/1/21^	10,600,000	10,767,915
7.400%, 3/15/31	200,000	221,398
6.950%, 1/15/38	200,000	214,816
Magellan Midstream Partners LP
6.550%, 7/15/19	150,000	166,683
Marathon Oil Corp.
7.500%, 2/15/19	500,000	576,713
6.600%, 10/1/37	200,000	211,946
Nabors Industries, Inc.
9.250%, 1/15/19	300,000	356,524
Nexen, Inc.
6.200%, 7/30/19	30,000	31,115
5.875%, 3/10/35	672,000	615,461
7.500%, 7/30/39	120,000	130,670
Occidental Petroleum Corp.
7.000%, 11/1/13	200,000	231,056
4.125%, 6/1/16	150,000	154,279
ONEOK Partners LP
8.625%, 3/1/19	350,000	417,812

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
PC Financial Partnership
5.000%, 11/15/14	$500,000	$515,422
Pemex Project Funding Master Trust
6.625%, 6/15/35	670,000	647,178
Petrobras International Finance Co.
7.875%, 3/15/19	750,000	865,312
Petroleos Mexicanos
8.000%, 5/3/19§	500,000	571,000
Plains All American Pipeline LP
6.650%, 1/15/37	678,000	714,128
Shell International Finance B.V.
4.000%, 3/21/14	2,425,000	2,547,259
6.375%, 12/15/38	500,000	593,726
Spectra Energy Capital LLC
6.200%, 4/15/18	350,000	372,443
StatoilHydro ASA
5.250%, 4/15/19	150,000	162,150
Suncor Energy, Inc.
6.850%, 6/1/39	500,000	543,863
Talisman Energy, Inc.
7.750%, 6/1/19	75,000	88,187
TEPPCO Partners LP
5.900%, 4/15/13	300,000	313,578
Trans-Canada Pipelines Ltd.
7.125%, 1/15/19	700,000	825,872
6.200%, 10/15/37	250,000	273,756
7.625%, 1/15/39	500,000	638,016
Valero Energy Corp.
7.500%, 4/15/32	616,000	612,666
Williams Cos., Inc.
8.750%, 1/15/20	500,000	574,822
XTO Energy, Inc.
6.250%, 4/15/13	500,000	544,082
6.250%, 8/1/17	270,000	291,471
6.500%, 12/15/18	250,000	275,991
6.750%, 8/1/37	1,002,000	1,114,657

		55,813,233

Total Energy		58,683,824

Financials (17.4%)
Capital Markets (2.6%)
Bank of New York Mellon Corp.
4.300%, 5/15/14	145,000	153,548
Bear Stearns Cos., Inc.
0.910%, 7/19/10(l)	541,000	542,326
4.500%, 10/28/10	1,360,000	1,405,826
6.950%, 8/10/12	2,500,000	2,782,962
5.300%, 10/30/15	829,000	875,314
7.250%, 2/1/18	2,000,000	2,284,084
Charles Schwab Corp.
4.950%, 6/1/14	125,000	131,802
Citigroup Funding, Inc.
2.125%, 7/12/12^	2,290,000	2,315,279
Deutsche Bank AG/London
5.375%, 10/12/12	2,693,000	2,913,137
Goldman Sachs Capital I
6.345%, 2/15/34	381,000	349,903
Goldman Sachs Capital II
5.793%, 12/29/49(l)	1,095,000	788,400
Goldman Sachs Group, Inc.
1.700%, 3/15/11	250,000	253,004
1.625%, 7/15/11	1,352,000	1,365,477
2.150%, 3/15/12	250,000	254,278
3.250%, 6/15/12	2,712,000	2,830,327
3.625%, 8/1/12	180,000	184,788
5.450%, 11/1/12	2,690,000	2,880,925
5.250%, 10/15/13	1,518,000	1,611,532
6.000%, 5/1/14	75,000	81,565
5.125%, 1/15/15	1,826,000	1,908,221
6.150%, 4/1/18	1,600,000	1,683,061
5.950%, 1/15/27	810,000	778,670
6.125%, 2/15/33	699,000	747,387
6.750%, 10/1/37	700,000	722,422
Jefferies Group, Inc.
8.500%, 7/15/19	300,000	317,510
Lehman Brothers Holdings, Inc.
0.000%, 12/23/09(h)	10,200,000	1,708,500
5.625%, 1/24/13(h)	5,000,000	881,250
6.750%, 12/28/17(h)	1,297,000	130
Macquarie Bank Ltd.
3.300%, 7/17/14§	12,900,000	13,059,367
Merrill Lynch & Co., Inc.
2.709%, 5/12/10(l)	1,500,000	1,519,114
0.544%, 6/5/12(l)	1,500,000	1,442,172
6.150%, 4/25/13	2,774,000	2,935,167
5.700%, 5/2/17	1,500,000	1,468,714
6.400%, 8/28/17	13,000,000	13,165,932
Morgan Stanley
5.050%, 1/21/11	715,000	739,592
6.750%, 4/15/11	240,000	255,906
3.250%, 12/1/11	2,700,000	2,808,756
0.788%, 1/9/12(l)	3,400,000	3,309,077
5.625%, 1/9/12	3,335,000	3,533,763
2.250%, 3/13/12	250,000	254,574
5.300%, 3/1/13	2,543,000	2,664,637
6.000%, 5/13/14	200,000	212,921
6.000%, 4/28/15	10,300,000	10,907,391
0.989%, 10/15/15(l)	4,800,000	4,390,594
5.375%, 10/15/15	1,000,000	1,032,231
5.550%, 4/27/17	100,000	99,621
5.950%, 12/28/17	2,700,000	2,748,989
7.300%, 5/13/19	200,000	220,055
Northern Trust Corp.
4.625%, 5/1/14	65,000	69,163
Raymond James Financial, Inc.
8.600%, 8/15/19	600,000	662,560

		100,251,924

Commercial Banks (6.3%)
American Express Bank FSB
3.150%, 12/9/11	750,000	778,625
Bank of Scotland plc
0.374%, 12/8/10(l)§	8,000,000	7,814,360
5.250%, 2/21/17(b)§	8,200,000	7,758,225
Barclays Bank plc
5.000%, 9/22/16	500,000	506,384
6.750%, 5/22/19	400,000	447,374
5.926%, 9/29/49(l)§	1,300,000	962,000
7.434%, 9/29/49(l)§	1,795,000	1,570,625
BB&T Corp.
3.375%, 9/25/13	400,000	401,600
5.250%, 11/1/19	655,000	651,762
Citibank N.A.
1.375%, 8/10/11^	8,800,000	8,831,469
1.250%, 9/22/11	300,000	300,039
1.875%, 5/7/12	500,000	503,311
Commonwealth Bank of Australia
0.925%, 7/12/13(l)§	12,800,000	12,753,075
Credit Suisse/New York
3.450%, 7/2/12	250,000	255,129
5.000%, 5/15/13	15,840,000	16,763,757

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount		Value (Note 1)
5.500%, 5/1/14		$300,000	$322,374
6.000%, 2/15/18		464,000	485,788
Dexia Credit Local S.A.
1.875%, 9/30/11		13,900,000	13,962,411
DnB NOR Bank ASA
0.580%, 10/13/09(l)§		3,800,000	3,798,218
Fifth Third Bancorp
8.250%, 3/1/38		1,400,000	1,304,822
GMAC, Inc.
2.200%, 12/19/12		500,000	505,338
HBOS plc
6.750%, 5/21/18^§		1,400,000	1,248,281
HSBC Capital Funding LP/Jersey Channel Islands
4.610%, 12/29/49(l)§		550,000	430,978
HSBC Holdings plc
6.500%, 5/2/36		700,000	758,355
JPMorgan Chase Bank N.A.
6.000%, 7/5/17		1,620,000	1,701,554
6.000%, 10/1/17		3,610,000	3,796,814
KeyBank N.A.
5.700%, 8/15/12		400,000	393,822
7.413%, 5/6/15		400,000	400,750
KeyCorp
6.500%, 5/14/13		1,302,000	1,332,824
Kreditanstalt fuer Wiederaufbau
3.250%, 2/15/11		3,000,000	3,097,623
3.250%, 3/15/13		2,705,000	2,807,365
4.875%, 1/17/17		2,724,000	2,961,187
(Zero Coupon), 4/18/36		1,824,000	541,547
Landeskreditbank Baden-Wuerttemberg Foerderbank
4.875%, 1/13/12		500,000	534,819
Landwirtschaftliche Rentenbank
4.875%, 2/14/11		2,675,000	2,831,710
5.250%, 7/2/12		645,000	702,891
4.125%, 7/15/13		190,000	200,215
Lloyds TSB Bank plc
2.300%, 4/1/11§		7,000,000	7,108,080
1.597%, 4/2/12(l)§		3,800,000	3,790,709
Marshall & Ilsley Corp.
5.350%, 4/1/11		1,453,000	1,404,227
Mizuho Financial Group, Inc./Aruba
1.455%, 10/27/49(l)	JPY	300,000,000	3,340,252
National Australia Bank Ltd.
5.350%, 6/12/13^§		$9,100,000	9,702,939
National Westminster Bank plc
7.375%, 10/1/09		217,000	217,000
New York Community Bank
3.000%, 12/16/11		5,950,000	6,126,293
PNC Bank N.A.
4.875%, 9/21/17		1,250,000	1,194,646
Rabobank Nederland N.V.
11.000%, 6/29/49(l)§		624,000	764,400
Regions Bank/Alabama
7.500%, 5/15/18§		3,700,000	3,365,642
Royal Bank of Scotland Group plc
5.050%, 1/8/15		2,100,000	1,883,893
Royal Bank of Scotland plc
2.625%, 5/11/12§		490,000	497,280
Sumitomo Mitsui Banking Corp.
1.269%, 6/29/49(l)	JPY	200,000,000	2,125,969
5.625%, 7/29/49(l)§		$300,000	285,205
1.239%, 12/31/49(l)	JPY	100,000,000	1,112,600
Svenska Handelsbanken AB
1.300%, 9/14/12(l)§		$1,400,000	1,391,981
U.S. Bancorp
4.200%, 5/15/14		1,000,000	1,044,993
UBS AG/Connecticut
1.533%, 9/29/11(l)		13,000,000	12,998,700
5.875%, 12/20/17		700,000	716,571
5.750%, 4/25/18		1,600,000	1,626,037
Wachovia Bank N.A.
4.875%, 2/1/15		1,250,000	1,282,016
5.000%, 8/15/15		2,500,000	2,410,200
6.600%, 1/15/38		750,000	823,264
Wachovia Corp.
0.419%, 3/15/11(l)		1,500,000	1,489,695
0.633%, 4/23/12(l)		1,100,000	1,076,419
5.500%, 5/1/13		2,400,000	2,567,930
5.700%, 8/1/13		1,381,000	1,473,962
5.625%, 10/15/16		1,340,000	1,399,006
0.569%, 6/15/17(l)		5,900,000	5,078,295
Wells Fargo & Co.
3.000%, 12/9/11		675,000	699,041
5.250%, 10/23/12		1,335,000	1,424,358
4.375%, 1/31/13		7,600,000	7,847,988
3.750%, 10/1/14		800,000	795,997
5.625%, 12/11/17		665,000	698,510
Series K
7.980%, 3/29/49(l)		8,000,000	7,280,000
Wells Fargo Bank N.A.
5.750%, 5/16/16		2,750,000	2,827,525
Series AI
4.750%, 2/9/15		5,700,000	5,779,686
Westpac Banking Corp.
3.250%, 12/16/11§		17,700,000	18,339,501
Westpac Securities NZ Ltd.
3.450%, 7/28/14§		12,900,000	13,088,521

			241,496,752

Consumer Finance (1.6%)
American Express Co.
7.250%, 5/20/14		250,000	280,892
7.000%, 3/19/18		15,968,000	17,566,046
8.125%, 5/20/19		250,000	295,673
American Express Credit Corp.
5.125%, 8/25/14^		1,000,000	1,034,417
American Honda Finance Corp.
1.042%, 6/20/11(l)§		12,000,000	11,631,240
Capital One Financial Corp.
7.375%, 5/23/14		125,000	139,502
Discover Financial Services
6.450%, 6/12/17		704,000	630,353
HSBC Finance Corp.
0.860%, 7/19/12(l)		10,000,000	9,470,040
6.375%, 11/27/12		5,024,000	5,402,744
4.750%, 7/15/13		2,732,000	2,777,226
0.759%, 1/15/14(l)		4,200,000	3,865,642
5.000%, 6/30/15		685,000	687,625
0.791%, 6/1/16(l)		500,000	444,759
International Lease Finance Corp.
5.450%, 3/24/11		2,804,000	2,584,797
5.650%, 6/1/14		1,356,000	1,040,773
SLM Corp.
0.664%, 7/26/10(l)		2,300,000	2,184,956
5.400%, 10/25/11		644,000	594,232
0.804%, 1/27/14(l)		885,000	558,408

			61,189,325

Diversified Financial Services (4.5%)
Allstate Life Global Funding Trusts
5.375%, 4/30/13		2,180,000	2,320,394

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount		Value (Note 1)
Ameriprise Financial, Inc.
7.300%, 6/28/19		$90,000	$99,213
Bank of America Corp.
2.100%, 4/30/12		1,000,000	1,014,032
3.125%, 6/15/12		1,350,000	1,404,105
4.750%, 8/15/13		2,970,000	3,009,145
0.629%, 9/15/14(l)		1,450,000	1,300,122
6.500%, 8/1/16		1,000,000	1,051,151
5.625%, 10/14/16		2,300,000	2,323,329
6.000%, 9/1/17		820,000	829,621
Bank of America N.A.
5.300%, 3/15/17		1,500,000	1,438,966
6.000%, 10/15/36		750,000	739,134
Belvoir Land LLC,
Series A-1
5.270%, 12/15/47§		247,000	168,538
Boeing Capital Corp.
6.500%, 2/15/12		1,334,000	1,469,110
BP Capital Markets plc
1.550%, 8/11/11		150,000	150,508
5.250%, 11/7/13		750,000	821,572
3.625%, 5/8/14		250,000	257,577
3.875%, 3/10/15		150,000	154,959
BTM Curacao Holdings N.V.
1.320%, 11/29/49(l)	JPY	100,000,000	1,077,617
Capital One Capital IV
6.745%, 2/17/37(l)		$692,000	525,920
Caterpillar Financial Services Corp.
5.125%, 10/12/11		326,000	342,703
4.250%, 2/8/13		1,342,000	1,382,324
7.150%, 2/15/19		300,000	347,868
Citigroup Funding, Inc.
1.375%, 5/5/11		500,000	503,273
1.875%, 10/22/12		5,200,000	5,210,072
2.250%, 12/10/12		500,000	506,732
Citigroup, Inc.
6.500%, 1/18/11		2,873,000	2,979,186
0.519%, 5/18/11(l)		4,100,000	3,998,964
2.875%, 12/9/11		679,000	700,923
2.125%, 4/30/12		1,200,000	1,216,984
5.500%, 4/11/13		19,200,000	19,647,859
6.375%, 8/12/14		1,000,000	1,033,890
5.000%, 9/15/14		750,000	713,689
0.752%, 11/5/14(l)		3,690,000	3,270,871
6.000%, 8/15/17		430,000	424,090
6.125%, 5/15/18		2,693,000	2,651,644
8.500%, 5/22/19		600,000	677,301
5.850%, 12/11/34		1,499,000	1,286,679
8.125%, 7/15/39		155,000	173,505
CME Group, Inc.
5.750%, 2/15/14		300,000	328,335
ConocoPhillips Canada Funding Co. I
5.950%, 10/15/36		614,000	658,967
Credit Suisse FB USA, Inc.
5.125%, 8/15/15		2,620,000	2,765,971
Credit Suisse USA, Inc.
5.250%, 3/2/11		1,354,000	1,416,870
General Electric Capital Corp.
5.000%, 11/15/11		3,681,000	3,874,448
3.000%, 12/9/11		1,354,000	1,401,336
5.875%, 2/15/12		4,002,000	4,261,234
2.250%, 3/12/12		22,950,000	23,364,454
1.259%, 4/10/12(l)		10,000,000	9,633,220
2.200%, 6/8/12		1,000,000	1,015,458
2.000%, 9/28/12		2,950,000	2,966,440
2.125%, 12/21/12^		9,010,000	9,091,838
2.625%, 12/28/12		1,000,000	1,024,551
5.900%, 5/13/14		150,000	160,844
5.400%, 2/15/17		1,308,000	1,304,000
6.750%, 3/15/32		1,597,000	1,630,414
5.875%, 1/14/38		1,366,000	1,252,731
5.500%, 9/15/67(l)§	EUR	10,400,000	11,794,601
6.375%, 11/15/67(l)		$1,075,000	889,562
Irwin Land LLC
Series A-1
5.030%, 12/15/25§		217,000	180,861
Series A-2
5.300%, 12/15/35§		395,000	302,432
John Deere Capital Corp.
7.000%, 3/15/12		600,000	669,512
2.875%, 6/19/12		300,000	309,959
5.250%, 10/1/12		200,000	216,281
4.500%, 4/3/13		500,000	528,632
5.750%, 9/10/18		300,000	327,394
JPMorgan Chase & Co.
3.125%, 12/1/11		2,706,000	2,807,835
0.417%, 12/21/11(l)		2,700,000	2,676,629
6.625%, 3/15/12		2,661,000	2,905,184
0.633%, 11/1/12(l)		1,500,000	1,473,034
4.650%, 6/1/14		250,000	260,746
6.000%, 1/15/18		674,000	723,421
7.900%, 4/29/49(l)		982,000	942,887
JPMorgan Chase Capital XV
5.875%, 3/15/35		693,000	615,970
JPMorgan Chase Capital XVIII
6.950%, 8/17/36		671,000	643,502
JPMorgan Chase Capital XXV
6.800%, 10/1/37		3,201,000	3,221,378
National Rural Utilities Cooperative Finance Corp.
7.250%, 3/1/12		2,604,000	2,875,826
Pemex Finance Ltd.
9.030%, 2/15/11		9,000	9,450
Santander Perpetual S.A.U.
6.671%, 10/29/49(l)§		3,500,000	3,078,155
UFJ Finance Aruba AEC
6.750%, 7/15/13		310,000	344,480
Unilever Capital Corp.
4.800%, 2/15/19		750,000	788,115

			171,960,527

Insurance (2.0%)
ACE INA Holdings, Inc.
5.600%, 5/15/15		250,000	270,554
5.900%, 6/15/19		50,000	54,452
Aflac, Inc.
8.500%, 5/15/19		150,000	178,811
Allstate Corp.
6.200%, 5/16/14		200,000	220,631
7.450%, 5/16/19		100,000	119,190
5.950%, 4/1/36		634,000	672,620
6.125%, 5/15/37(l)		444,000	359,640
American International Group, Inc.
0.536%, 1/29/10(l)§		10,400,000	10,322,530
5.600%, 10/18/16		1,000,000	733,743
8.250%, 8/15/18^		1,200,000	1,019,798
6.250%, 5/1/36		700,000	453,906
8.175%, 5/15/58(l)^		17,500,000	10,500,000
Berkshire Hathaway Finance Corp.
4.000%, 4/15/12		500,000	524,191
4.750%, 5/15/12^		228,000	244,107
5.000%, 8/15/13		600,000	651,666

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
4.850%, 1/15/15	$600,000	$645,617
Chubb Corp.
5.750%, 5/15/18	1,250,000	1,371,127
6.375%, 3/29/67(l)	937,000	843,300
Hartford Financial Services Group, Inc.
6.100%, 10/1/41	592,000	488,919
Lincoln National Corp.
8.750%, 7/1/19	150,000	173,485
6.050%, 4/20/67(l)	607,000	409,725
Markel Corp.
7.125%, 9/30/19	100,000	103,727
Marsh & McLennan Cos., Inc.
5.375%, 7/15/14	290,000	301,791
MetLife, Inc.
6.125%, 12/1/11	272,000	292,334
6.750%, 6/1/16	500,000	558,004
5.700%, 6/15/35	244,000	250,950
6.400%, 12/15/36	2,000,000	1,690,000
Metropolitan Life Global Funding I
0.480%, 5/17/10(l)§	900,000	898,154
0.589%, 5/18/10(l)§	1,500,000	1,498,031
0.549%, 3/15/12(l)§	12,620,000	12,015,048
2.875%, 9/17/12§	1,725,000	1,717,829
5.125%, 4/10/13^§	1,550,000	1,607,083
5.125%, 6/10/14§	775,000	809,635
Monumental Global Funding Ltd.
0.421%, 6/16/10(l)§	2,080,000	2,030,600
New York Life Global Funding
4.650%, 5/9/13§	11,900,000	12,527,630
Principal Life Income Funding Trusts
5.125%, 3/1/11	2,642,000	2,680,832
Progressive Corp.
6.700%, 6/15/37(l)	717,000	616,403
Prudential Financial, Inc.
4.500%, 7/15/13	1,319,000	1,328,288
6.200%, 1/15/15	45,000	47,608
6.000%, 12/1/17	1,244,000	1,260,800
Swiss Reinsurance Solutions Holding Corp.
7.000%, 2/15/26	1,228,000	1,158,676
Travelers Cos., Inc.
5.800%, 5/15/18	500,000	553,998
6.250%, 3/15/37(l)	1,012,000	889,777
6.250%, 6/15/37	250,000	281,981
Willis North America, Inc.
5.625%, 7/15/15	665,000	653,320

		76,030,511

Real Estate Investment Trusts (REITs) (0.2%)
AvalonBay Communities, Inc.
5.700%, 3/15/17	150,000	153,197
Duke Realty LP
6.250%, 5/15/13	100,000	99,226
ERP Operating LP
6.625%, 3/15/12	133,000	141,929
5.125%, 3/15/16	500,000	487,886
HCP, Inc.
6.000%, 1/30/17	300,000	280,179
Hospitality Properties Trust
7.875%, 8/15/14	1,100,000	1,102,116
5.625%, 3/15/17	250,000	211,907
HRPT Properties Trust
6.650%, 1/15/18	100,000	91,533
Kimco Realty Corp.
6.875%, 10/1/19	100,000	102,276
Mack-Cali Realty Corp.
7.750%, 8/15/19	250,000	257,599
ProLogis
7.625%, 8/15/14	150,000	153,294
Simon Property Group LP
5.300%, 5/30/13	1,319,000	1,348,522
6.750%, 5/15/14	215,000	230,583
5.100%, 6/15/15	658,000	655,779
Ventas Realty LP/Ventas Capital Corp.
7.125%, 6/1/15	2,248,000	2,231,140
6.750%, 4/1/17	760,000	744,800

		8,291,966

Thrifts & Mortgage Finance (0.2%)
Sovereign Bancorp, Inc.
2.500%, 6/15/12	10,000,000	10,199,400

Total Financials		669,420,405

Health Care (0.9%)
Biotechnology (0.1%)
Amgen, Inc.
5.850%, 6/1/17	678,000	745,707
6.375%, 6/1/37	670,000	763,196
Genentech, Inc.
4.750%, 7/15/15	250,000	269,726

		1,778,629

Health Care Equipment & Supplies (0.0%)
Baxter International, Inc.
5.900%, 9/1/16	1,324,000	1,487,736
Hospira, Inc.
6.400%, 5/15/15	115,000	127,865

		1,615,601

Health Care Providers & Services (0.2%)
Aetna, Inc.
6.625%, 6/15/36	946,000	982,711
Cardinal Health, Inc.
5.650%, 6/15/12	21,000	22,270
Express Scripts, Inc.
5.250%, 6/15/12	400,000	424,616
6.250%, 6/15/14	135,000	148,358
7.250%, 6/15/19	80,000	93,956
McKesson Corp.
6.500%, 2/15/14	300,000	328,843
Medco Health Solutions, Inc.
7.125%, 3/15/18	250,000	283,274
Roche Holdings, Inc.
2.393%, 2/25/11(l)§	505,000	518,707
5.000%, 3/1/14§	2,250,000	2,432,421
UnitedHealth Group, Inc.
6.875%, 2/15/38	500,000	551,916
WellPoint Health Networks, Inc.
6.375%, 1/15/12	1,335,000	1,428,864

		7,215,936

Pharmaceuticals (0.6%)
Abbott Laboratories, Inc.
5.600%, 5/15/11	1,334,000	1,427,428
6.000%, 4/1/39	300,000	340,949
AstraZeneca plc
5.900%, 9/15/17	300,000	335,666
6.450%, 9/15/37	676,000	795,399
Bristol-Myers Squibb Co.
5.875%, 11/15/36	678,000	750,416
6.875%, 8/1/97	45,000	52,386
Eli Lilly and Co.
3.550%, 3/6/12	1,070,000	1,120,515
5.200%, 3/15/17	1,316,000	1,420,756
5.500%, 3/15/27	300,000	322,902

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
GlaxoSmithKline Capital, Inc.
4.850%, 5/15/13	$1,027,000	$1,103,340
5.650%, 5/15/18	2,724,000	2,984,134
Johnson & Johnson
5.550%, 8/15/17	500,000	561,858
4.950%, 5/15/33	271,000	269,120
Merck & Co., Inc.
4.000%, 6/30/15^	2,260,000	2,374,666
5.750%, 11/15/36	250,000	275,673
Novartis Capital Corp.
4.125%, 2/10/14	300,000	316,784
Novartis Securities Investment Ltd.
5.125%, 2/10/19	500,000	532,280
Pfizer, Inc.
4.500%, 2/15/14	250,000	268,176
5.350%, 3/15/15	3,265,000	3,615,357
Schering-Plough Corp.
6.000%, 9/15/17	350,000	390,447
6.550%, 9/15/37	350,000	424,597
Teva Pharmaceutical Finance LLC
5.550%, 2/1/16	268,000	286,983
6.150%, 2/1/36	270,000	290,334
Watson Pharmaceuticals, Inc.
5.000%, 8/15/14	125,000	128,136
6.125%, 8/15/19	130,000	136,720
Wyeth
5.500%, 2/15/16	652,000	711,462
7.250%, 3/1/23	683,000	813,980
5.950%, 4/1/37	500,000	550,622

		22,601,086

Total Health Care		33,211,252

Industrials (0.9%)
Aerospace & Defense (0.2%)
Boeing Co.
3.500%, 2/15/15	100,000	102,377
4.875%, 2/15/20	55,000	56,734
5.875%, 2/15/40	30,000	32,730
General Dynamics Corp.
1.800%, 7/15/11	65,000	65,343
5.250%, 2/1/14	500,000	548,028
Goodrich Corp.
6.125%, 3/1/19	200,000	217,334
Honeywell International, Inc.
3.875%, 2/15/14	1,270,000	1,321,937
5.300%, 3/1/18	1,334,000	1,435,988
ITT Corp.
4.900%, 5/1/14	220,000	229,406
Lockheed Martin Corp.
4.121%, 3/14/13	158,000	164,994
7.750%, 5/1/26	674,000	867,354
Northrop Grumman Corp.
3.700%, 8/1/14	60,000	61,047
Northrop Grumman Systems Corp.
7.750%, 2/15/31	405,000	534,067
Rockwell Collins, Inc.
5.250%, 7/15/19	50,000	53,922
United Technologies Corp.
4.875%, 5/1/15	500,000	546,855
6.125%, 2/1/19	500,000	572,060
6.050%, 6/1/36	660,000	759,248

		7,569,424

Air Freight & Logistics (0.0%)
United Parcel Service, Inc.
6.200%, 1/15/38	694,000	811,067

Airlines (0.2%)
Continental Airlines, Inc.
9.000%, 7/8/16	250,000	263,750
Southwest Airlines Co.
10.500%, 12/15/11§	7,000,000	7,553,805

		7,817,555

Building Products (0.0%)
CRH America, Inc.
5.625%, 9/30/11	127,000	131,938
6.000%, 9/30/16	500,000	512,582

		644,520

Commercial Services & Supplies (0.1%)
Allied Waste North America, Inc.
6.875%, 6/1/17	350,000	369,662
Board of Trustees of the Leland Stanford Junior University
4.250%, 5/1/16	895,000	930,353
Cornell University
5.450%, 2/1/19	200,000	221,048
Dartmouth College
4.750%, 6/1/19	50,000	52,527
Pitney Bowes, Inc.
5.750%, 9/15/17	678,000	731,863
Princeton University
5.700%, 3/1/39	200,000	220,120
R.R. Donnelley & Sons Co.
8.600%, 8/15/16	500,000	526,651
11.250%, 2/1/19	250,000	296,977
Republic Services, Inc.
5.500%, 9/15/19§	148,000	152,463
Vanderbilt University
5.250%, 4/1/19	100,000	108,800
Waste Management, Inc.
6.375%, 11/15/12	700,000	766,088
7.375%, 3/11/19	200,000	232,749

		4,609,301

Electrical Equipment (0.0%)
Emerson Electric Co.
4.875%, 10/15/19	500,000	529,062
6.125%, 4/15/39	100,000	116,404

		645,466

Industrial Conglomerates (0.2%)
3M Co.
4.375%, 8/15/13	350,000	374,754
5.700%, 3/15/37	200,000	225,486
General Electric Co.
5.000%, 2/1/13^	2,081,000	2,195,249
5.250%, 12/6/17	500,000	513,125
Koninklijke Philips Electronics N.V.
6.875%, 3/11/38	1,348,000	1,576,183
Tyco International Finance S.A.
6.000%, 11/15/13	610,000	654,124

		5,538,921

Machinery (0.0%)
Caterpillar, Inc.
8.250%, 12/15/38	300,000	409,239
Dover Corp.
5.450%, 3/15/18	660,000	713,739

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Snap-On, Inc.
6.125%, 9/1/21	$100,000	$106,023

		1,229,001

Road & Rail (0.2%)
Burlington Northern Santa Fe Corp.
5.900%, 7/1/12	1,342,000	1,456,771
4.700%, 10/1/19	150,000	151,786
Canadian National Railway Co.
6.200%, 6/1/36	680,000	788,407
Canadian Pacific Railway Co.
7.250%, 5/15/19	220,000	255,224
CSX Corp.
6.250%, 3/15/18	650,000	704,922
Norfolk Southern Corp.
7.700%, 5/15/17	268,000	316,742
5.900%, 6/15/19	550,000	611,464
Union Pacific Corp.
5.125%, 2/15/14	500,000	536,369
5.700%, 8/15/18	500,000	539,333

		5,361,018

Total Industrials		34,226,273

Information Technology (0.4%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
4.950%, 2/15/19	1,000,000	1,051,181
5.900%, 2/15/39	300,000	324,742
Harris Corp.
6.375%, 6/15/19	85,000	93,816
Motorola, Inc.
8.000%, 11/1/11	200,000	213,203
6.000%, 11/15/17	676,000	647,553
Nokia Oyj
5.375%, 5/15/19	200,000	212,879
6.625%, 5/15/39	95,000	108,236

		2,651,610

Computers & Peripherals (0.1%)
Dell, Inc.
3.375%, 6/15/12	270,000	279,772
5.875%, 6/15/19	125,000	134,006
7.100%, 4/15/28	100,000	110,416
Hewlett-Packard Co.
5.250%, 3/1/12	664,000	716,019
4.750%, 6/2/14	475,000	509,801
International Business Machines Corp.
5.700%, 9/14/17	1,000,000	1,102,083
6.500%, 1/15/28	1,379,000	1,592,271

		4,444,368

Electronic Equipment, Instruments & Components (0.0%)
Arrow Electronics, Inc.
6.000%, 4/1/20	100,000	99,922
Corning, Inc.
6.625%, 5/15/19	30,000	32,819

		132,741

IT Services (0.0%)
Electronic Data Systems Corp.
6.000%, 8/1/13	670,000	747,599
Western Union Co.
5.400%, 11/17/11	1,325,000	1,411,499

		2,159,098

Office Electronics (0.1%)
Xerox Corp.
5.500%, 5/15/12	1,302,000	1,365,226
8.250%, 5/15/14	40,000	45,468
6.350%, 5/15/18	1,372,000	1,426,340

		2,837,034

Semiconductors & Semiconductor Equipment (0.0%)
Analog Devices, Inc.
5.000%, 7/1/14	100,000	105,065

Software (0.1%)
Microsoft Corp.
2.950%, 6/1/14	190,000	192,560
4.200%, 6/1/19	125,000	128,697
5.200%, 6/1/39	185,000	189,227
Oracle Corp.
4.950%, 4/15/13	1,100,000	1,190,543
5.250%, 1/15/16	1,302,000	1,416,406
6.500%, 4/15/38	600,000	695,479

		3,812,912

Total Information Technology		16,142,828

Materials (0.4%)
Chemicals (0.1%)
Air Products and Chemicals, Inc.
4.375%, 8/21/19	200,000	204,259
Cabot Corp.
5.000%, 10/1/16	100,000	99,815
Dow Chemical Co.
6.000%, 10/1/12	1,312,000	1,397,348
7.600%, 5/15/14	370,000	409,312
8.550%, 5/15/19	310,000	348,485
9.400%, 5/15/39	225,000	277,107
E.I. du Pont de Nemours & Co.
5.875%, 1/15/14	300,000	332,208
6.000%, 7/15/18	350,000	391,466
5.600%, 12/15/36	100,000	105,779
Monsanto Co.
5.125%, 4/15/18	150,000	159,195
5.875%, 4/15/38	100,000	110,775
Potash Corp of Saskatchewan, Inc.
5.250%, 5/15/14	155,000	167,687
3.750%, 9/30/15	120,000	119,745
6.500%, 5/15/19	85,000	95,258
4.875%, 3/30/20	70,000	69,920
PPG Industries, Inc.
6.650%, 3/15/18	300,000	327,079
Praxair, Inc.
4.625%, 3/30/15	253,000	272,552
4.500%, 8/15/19	300,000	309,393
Valspar Corp.
7.250%, 6/15/19	100,000	108,617

		5,306,000

Construction Materials (0.0%)
Lafarge S.A.
7.125%, 7/15/36	200,000	191,382

Containers & Packaging (0.0%)
Bemis Co., Inc.
5.650%, 8/1/14	55,000	58,395
6.800%, 8/1/19	45,000	50,219

		108,614

Metals & Mining (0.3%)
Alcoa, Inc.
5.900%, 2/1/27	665,000	565,532
Allegheny Technologies, Inc.
9.375%, 6/1/19	200,000	226,434

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
ArcelorMittal S.A.
5.375%, 6/1/13	$300,000	$306,708
9.000%, 2/15/15	225,000	258,750
6.125%, 6/1/18	250,000	246,289
9.850%, 6/1/19	250,000	295,701
Barrick Gold Corp.
6.950%, 4/1/19	300,000	351,220
Barrick N.A. Finance LLC
7.500%, 9/15/38	100,000	130,395
BHP Billiton Finance USA Ltd.
5.125%, 3/29/12	628,000	677,726
6.500%, 4/1/19	500,000	580,101
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/1/17	1,000,000	1,063,750
Newmont Mining Corp.
5.125%, 10/1/19	360,000	359,841
6.250%, 10/1/39	200,000	198,643
Nucor Corp.
5.850%, 6/1/18	300,000	328,525
Rio Tinto Finance USA Ltd.
5.875%, 7/15/13	650,000	700,327
8.950%, 5/1/14	360,000	424,867
9.000%, 5/1/19	215,000	263,928
7.125%, 7/15/28	300,000	332,307
Vale Overseas Ltd.
6.875%, 11/21/36	1,366,000	1,413,169
Xstrata Canada Corp.
5.500%, 6/15/17	724,000	669,107

		9,393,320

Paper & Forest Products (0.0%)
International Paper Co.
9.375%, 5/15/19	200,000	234,179
7.500%, 8/15/21	200,000	211,913
Koch Forest Products, Inc.
2.323%, 12/20/12(l)	49,259	47,319
2.339%, 12/20/12(l)	36,460	35,024
2.650%, 12/20/12(l)	419,561	403,041

		931,476

Total Materials		15,930,792

Telecommunication Services (1.7%)
Diversified Telecommunication Services (1.2%)
Ameritech Capital Funding Corp.
6.550%, 1/15/28	531,000	527,161
AT&T Corp.
7.300%, 11/15/11	38,000	42,092
AT&T, Inc.
6.250%, 3/15/11	1,351,000	1,440,131
5.500%, 2/1/18	585,000	610,374
6.150%, 9/15/34	676,000	690,856
6.800%, 5/15/36	682,000	759,000
6.500%, 9/1/37	1,950,000	2,095,289
6.400%, 5/15/38	1,332,000	1,414,001
BellSouth Capital Funding Corp.
7.875%, 2/15/30	687,000	823,568
BellSouth Corp.
5.200%, 9/15/14	1,107,000	1,198,534
6.000%, 11/15/34	290,000	293,790
British Telecommunications plc
9.125%, 12/15/10	1,346,000	1,449,207
9.625%, 12/15/30	693,000	887,784
Deutsche Telekom International Finance B.V.
8.500%, 6/15/10	2,400,000	2,515,666
4.875%, 7/8/14	500,000	524,945
6.750%, 8/20/18	500,000	559,817
6.000%, 7/8/19	250,000	267,920
8.750%, 6/15/30	668,000	865,075
Embarq Corp.
7.082%, 6/1/16	500,000	543,279
France Telecom S.A.
7.750%, 3/1/11	1,149,000	1,244,108
GTE Corp.
8.750%, 11/1/21	250,000	313,148
6.940%, 4/15/28	67,000	72,038
Qwest Corp.
7.625%, 6/15/15	1,580,000	1,599,750
8.375%, 5/1/16§	750,000	776,250
6.500%, 6/1/17	650,000	611,000
Telecom Italia Capital S.A.
6.175%, 6/18/14	250,000	271,187
5.250%, 10/1/15^	472,000	488,648
6.999%, 6/4/18	500,000	552,543
7.175%, 6/18/19	7,350,000	8,201,446
6.375%, 11/15/33	1,374,000	1,403,942
Telefonica Emisiones S.A.U.
5.984%, 6/20/11	1,350,000	1,438,426
4.949%, 1/15/15	1,440,000	1,527,564
6.421%, 6/20/16	300,000	336,920
6.221%, 7/3/17	669,000	738,514
5.877%, 7/15/19	145,000	157,545
Telefonica Europe B.V.
7.750%, 9/15/10	165,000	174,536
Verizon Communications, Inc.
5.350%, 2/15/11	600,000	631,330
4.350%, 2/15/13	500,000	525,666
5.550%, 2/15/16	1,315,000	1,423,881
5.500%, 2/15/18	298,000	312,438
8.750%, 11/1/18	2,500,000	3,123,125
7.750%, 12/1/30	678,000	819,141
7.750%, 6/15/32	127,000	153,460
5.850%, 9/15/35	262,000	263,771
6.400%, 2/15/38	667,000	712,694
Verizon Maryland, Inc. Series B
5.125%, 6/15/33	139,000	118,284
Verizon New England, Inc.
6.500%, 9/15/11	797,000	856,967
7.875%, 11/15/29	7,000	7,944
Verizon New Jersey, Inc. Series A
5.875%, 1/17/12	312,000	335,324
Verizon New York, Inc.
6.875%, 4/1/12	500,000	543,810

		47,243,889

Wireless Telecommunication Services (0.5%)
America Movil S.A.B. de C.V.
5.625%, 11/15/17	1,322,000	1,366,756
Cellco Partnership/Verizon Wireless Capital LLC
3.750%, 5/20/11§	4,935,000	5,091,573
5.250%, 2/1/12§	500,000	533,914
5.550%, 2/1/14§	500,000	540,340
8.500%, 11/15/18§	1,270,000	1,585,763
New Cingular Wireless Services, Inc.
7.875%, 3/1/11	300,000	325,570
8.125%, 5/1/12	1,348,000	1,538,080
Rogers Communications, Inc.
6.800%, 8/15/18	500,000	561,128
Vodafone Group plc
7.750%, 2/15/10	595,000	609,876

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
4.150%, 6/10/14	$3,075,000	$3,157,801
7.875%, 2/15/30	682,000	849,837
6.150%, 2/27/37	669,000	715,386

		16,876,024

Total Telecommunication Services		64,119,913

Utilities (1.4%)
Electric Utilities (1.0%)
Carolina Power & Light Co.
5.300%, 1/15/19	500,000	541,508
Columbus Southern Power Co.
6.600%, 3/1/33	651,000	708,472
Commonwealth Edison Co.
6.150%, 9/15/17	1,330,000	1,469,667
5.900%, 3/15/36	624,000	663,160
Consolidated Edison Co. of New York, Inc. Series 02-B
4.875%, 2/1/13	1,305,000	1,386,659
Series 07-A
6.300%, 8/15/37	628,000	708,994
Dayton Power & Light Co.
5.125%, 10/1/13	900,000	960,222
Detroit Edison Co.
5.600%, 6/15/18	250,000	267,565
6.625%, 6/1/36	100,000	116,423
Duke Energy Carolinas LLC
6.000%, 1/15/38	500,000	560,545
Duke Energy Ohio, Inc.
5.700%, 9/15/12	1,245,000	1,356,100
EDP Finance B.V.
6.000%, 2/2/18§	875,000	945,733
Enel Finance International S.A.
6.250%, 9/15/17§	7,200,000	7,755,048
Energy Gulf States Louisiana LLC
5.590%, 10/1/24	60,000	59,864
FirstEnergy Corp. Series B
6.450%, 11/15/11	29,000	31,365
Series C
7.375%, 11/15/31	522,000	585,124
FirstEnergy Solutions Corp.
4.800%, 2/15/15§	500,000	513,759
6.800%, 8/15/39§	497,000	526,791
Florida Power & Light Co.
5.550%, 11/1/17	500,000	547,260
4.950%, 6/1/35	875,000	872,547
5.950%, 2/1/38	309,000	350,683
Florida Power Corp.
5.900%, 3/1/33	82,000	89,141
6.400%, 6/15/38^	890,000	1,052,859
Georgia Power Co.
5.400%, 6/1/18	500,000	537,165
5.950%, 2/1/39	250,000	279,293
Hydro Quebec
7.500%, 4/1/16	300,000	353,167
Indiana Michigan Power Co.
7.000%, 3/15/19	250,000	288,099
Interstate Power and Light Co.
6.250%, 7/15/39	60,000	66,559
MidAmerican Energy Co.
6.750%, 12/30/31	273,000	322,365
MidAmerican Energy Holdings Co.
5.950%, 5/15/37	704,000	742,571
6.500%, 9/15/37^	600,000	679,595
MidAmerican Funding LLC
6.927%, 3/1/29	682,000	788,075
Nevada Power Co.
7.125%, 3/15/19	500,000	568,730
Northern States Power Co.
5.250%, 3/1/18	500,000	536,509
Ohio Power Co.
5.375%, 10/1/21	95,000	96,392
Oncor Electric Delivery Co.
6.800%, 9/1/18	500,000	575,309
7.250%, 1/15/33	250,000	308,960
Pacific Gas & Electric Co.
6.250%, 12/1/13	500,000	561,565
6.050%, 3/1/34	657,000	730,849
PacifiCorp
6.000%, 1/15/39	500,000	559,845
Pepco Holdings, Inc.
6.450%, 8/15/12	2,130,000	2,285,424
Portland General Electric Co.
6.100%, 4/15/19	100,000	113,038
PPL Electric Utilities Corp.
6.250%, 5/15/39	75,000	85,594
PSEG Power LLC
6.950%, 6/1/12	400,000	439,106
Public Service Co. of Colorado
6.250%, 9/1/37	254,000	295,151
Public Service Electric & Gas Co.
5.300%, 5/1/18	250,000	267,592
5.800%, 5/1/37	250,000	273,816
Puget Sound Energy, Inc.
5.757%, 10/1/39	125,000	127,486
San Diego Gas & Electric Co.
6.125%, 9/15/37	200,000	232,035
6.000%, 6/1/39	30,000	34,360
Scottish Power Ltd.
4.910%, 3/15/10	330,000	336,006
Southern California Edison Co.
5.750%, 3/15/14	500,000	554,170
5.950%, 2/1/38	800,000	907,917
Southern Co.
4.150%, 5/15/14	125,000	129,128
Tampa Electric Co.
6.100%, 5/15/18	75,000	81,207
Toledo Edison Co.
7.250%, 5/1/20	30,000	35,330
Union Electric Co.
6.700%, 2/1/19	500,000	564,305
Virginia Electric & Power Co. Series A
5.400%, 1/15/16	1,316,000	1,401,593

		38,227,795

Gas Utilities (0.0%)
Boardwalk Pipelines LP
5.750%, 9/15/19	200,000	199,673
CenterPoint Energy Resources Corp.
6.150%, 5/1/16	300,000	312,144
Consolidated Natural Gas Co. Series A
5.000%, 3/1/14	75,000	79,021
Enterprise Products Operating LLC
5.250%, 1/31/20	250,000	249,822
EQT Corp.
8.125%, 6/1/19	125,000	142,671
Panhandle Eastern Pipeline Co.
6.200%, 11/1/17	250,000	263,620

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Plains All American Pipeline LP
8.750%, 5/1/19	$100,000	$120,040
Southern California Gas Co.
5.500%, 3/15/14	200,000	219,608

		1,586,599

Independent Power Producers & Energy Traders (0.3%)
Constellation Energy Group, Inc.
7.000%, 4/1/12	1,275,000	1,371,487
Tennessee Valley Authority
5.500%, 7/18/17	676,000	757,284
6.750%, 11/1/25	697,000	856,087
6.150%, 1/15/38	691,000	816,777
5.250%, 9/15/39^	6,665,000	7,032,395

		10,834,030

Multi-Utilities (0.1%)
Avista Corp.
5.125%, 4/1/22	55,000	56,099
Dominion Resources, Inc.
5.125%, 12/15/09	45,000	45,344
5.150%, 7/15/15	383,000	406,106
6.000%, 11/30/17	1,331,000	1,460,288
5.200%, 8/15/19	80,000	83,066
DTE Energy Co.
7.625%, 5/15/14	50,000	55,191
NiSource Finance Corp.
6.400%, 3/15/18	250,000	249,534
Sempra Energy
9.800%, 2/15/19	600,000	768,449

		3,124,077

Total Utilities		53,772,501

Total Corporate Bonds		1,017,564,063

Government Securities (73.9%)
Agency ABS (0.4%)
Small Business Administration Series 2003-10A 1
4.628%, 3/10/13	$116,804	120,589
Series 2008-P10B
5.944%, 8/1/18	3,009,423	3,218,068
Small Business Administration Participation Certificates, Class 1
Series 2004-20A 1 1
4.930%, 1/1/24	562,370	593,882
Series 2004-20C 1
4.340%, 3/1/24	3,688,164	3,824,469
Series 2005-20B 1
4.625%, 2/1/25	332,019	347,989
Series 2008-20A 1
5.170%, 1/1/28	893,157	955,323
Series 2008-20C 1 1
5.490%, 3/1/28	3,330,908	3,567,105
Series 2008-20G
5.870%, 7/1/28	3,399,107	3,666,288

		16,293,713

Agency CMO (0.5%)
Federal Home Loan Mortgage Corp.
4.500%, 2/15/15	937,230	949,250
4.500%, 1/15/16	1,309,420	1,328,602
5.000%, 7/15/19	1,035,854	1,036,777
5.500%, 2/15/26	658,404	665,237
5.500%, 4/15/26	647,298	659,358
5.500%, 1/15/31	524,854	550,007
Federal National Mortgage Association
4.500%, 2/25/17	985,192	1,010,963
4.500%, 3/25/17	805,900	828,119
5.500%, 9/25/24	224,344	224,028
5.500%, 10/25/24	322,779	322,498
5.500%, 3/25/25	785,762	784,989
5.500%, 1/25/26	1,114,679	1,115,128
5.500%, 5/25/27	438,040	444,130
6.000%, 8/25/28	179,263	180,586
6.000%, 1/25/32	1,894,657	1,940,482
8.588%, 6/25/32(l)	121,550	129,986
5.310%, 8/25/33	2,716,674	2,619,628
6.000%, 10/25/33	1,878,495	1,925,686
6.500%, 7/25/34	330,302	347,823
Government National Mortgage Association
6.500%, 6/20/32	152,565	164,247
6.159%, 1/16/38 IO(l)	4,411,389	427,205

		17,654,729

Foreign Governments (1.2%)
Emirate of Abu Dhabi
5.500%, 8/2/12§	3,100,000	3,283,225
Export-Import Bank of China
5.250%, 7/29/14§	3,700,000	4,032,471
Export-Import Bank of Korea
5.125%, 2/14/11	700,000	721,898
Federative Republic of Brazil
6.000%, 1/17/17	2,700,000	2,921,400
8.000%, 1/15/18	1,416,667	1,640,500
8.250%, 1/20/34	1,351,000	1,781,293
Hungary Government International Bond
4.750%, 2/3/15	250,000	249,170
Israel Government AID Bond
5.500%, 4/26/24	585,000	630,139
5.500%, 9/18/33	583,000	623,506
Oesterreichische Kontrollbank AG
2.875%, 3/15/11	500,000	513,555
4.875%, 2/16/16	2,749,000	2,948,751
Province of British Columbia
6.500%, 1/15/26	300,000	353,420
7.250%, 9/1/36	500,000	647,637
Province of Manitoba
4.900%, 12/6/16	500,000	538,534
Province of Nova Scotia
5.125%, 1/26/17	1,455,000	1,547,423
Province of Ontario
2.625%, 1/20/12	1,500,000	1,538,199
3.500%, 7/15/13	1,000,000	1,042,420
4.100%, 6/16/14	2,640,000	2,791,180
4.000%, 10/7/19	250,000	249,815
Province of Quebec
4.600%, 5/26/15	1,372,000	1,468,915
7.500%, 9/15/29	500,000	662,795
Republic of Chile
5.500%, 1/15/13	300,000	334,830
Republic of Croatia Series A
1.750%, 7/30/10(l)	205,909	202,306
Republic of Italy
5.625%, 6/15/12	1,256,000	1,376,727
4.500%, 1/21/15	2,699,000	2,859,075
6.875%, 9/27/23	656,000	788,293
Republic of Panama
9.375%, 4/1/29	298,000	411,434
Republic of Peru
8.375%, 5/3/16	300,000	365,250
See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
7.125%, 3/30/19	$100,000	$115,350
6.550%, 3/14/37	677,000	734,545
Republic of Poland
6.375%, 7/15/19	700,000	786,394
Republic of South Africa
7.375%, 4/25/12	60,000	66,126
6.500%, 6/2/14	1,480,000	1,620,600
6.875%, 5/27/19	500,000	557,500
State of Israel
5.500%, 11/9/16	656,000	711,299
United Mexican States
6.625%, 3/3/15	670,000	739,680
8.125%, 12/30/19	1,356,000	1,652,286
8.300%, 8/15/31	1,370,000	1,753,600
6.750%, 9/27/34	1,078,000	1,185,800

		46,447,341

Municipal Bonds (1.5%)
California State University
5.000%, 11/1/30	300,000	312,408
Central Puget Sound Regional Transportation Authority
5.491%, 11/1/39	100,000	104,553
Chabot-Las Positas, California Community College District (Zero Coupon), 8/1/22	6,230,000	3,209,571
Chicago Illinois Metropolitan Water Reclamation
5.720%, 12/1/38	775,000	840,007
City of Chicago, Illinois
4.750%, 1/1/36	600,000	611,310
City of San Antonio, Texas
5.985%, 2/1/39	50,000	56,124
Clark County, Nevada Airport Revenue
6.881%, 7/1/42	100,000	101,981
Dallas Area Rapid Transit
6.249%, 12/1/34	400,000	415,496
Illinois State
5.100%, 6/1/33	1,000,000	930,250
Illinois State Toll Highway Authority
6.184%, 1/1/34	1,055,000	1,151,353
Los Angeles, California Community College District
5.000%, 8/1/27	1,100,000	1,190,860
Los Angeles, California Unified School District
4.500%, 7/1/22	1,500,000	1,558,530
4.500%, 7/1/24	1,300,000	1,336,725
4.500%, 7/1/25	1,700,000	1,716,507
4.500%, 1/1/28	1,500,000	1,488,840
Los Gatos, California Union School District
5.000%, 8/1/30	160,000	166,416
Metropolitan Transportation Authority
7.336%, 11/15/39	1,065,000	1,316,372
Metropolitan Washington Airports Authority
7.462%, 10/1/46	13,000,000	14,065,090
New Jersey State Turnpike Authority
7.414%, 1/1/40	1,185,000	1,460,868
New Jersey Transportation Trust Fund Authority
6.875%, 12/15/39	4,500,000	4,823,325
New York State Dormitory Authority
5.628%, 3/15/39	875,000	919,660
New York, New York Build America Bonds
5.206%, 10/1/31	75,000	75,000
Pennsylvania Turnpike Commission
6.105%, 12/1/39	250,000	275,633
Port Authority of New York & New Jersey
6.040%, 12/1/29	620,000	674,926
Puerto Rico Sales Tax Financing Corp. (Zero Coupon), 8/1/54	1,100,000	81,906
State of California
5.450%, 4/1/15	4,025,000	4,207,091
5.950%, 4/1/16	35,000	36,907
4.500%, 8/1/28	1,900,000	1,829,757
7.500%, 4/1/34	175,000	192,182
5.000%, 11/1/37	500,000	501,300
5.000%, 12/1/37	500,000	501,295
6.000%, 4/1/38	1,000,000	1,096,990
7.550%, 4/1/39	3,085,000	3,428,885
State of Iowa
6.750%, 6/1/34	1,800,000	1,924,884
State of Texas
4.750%, 4/1/37	1,800,000	1,875,294
5.517%, 4/1/39	2,110,000	2,244,006
State of Utah
4.554%, 7/1/24	120,000	122,713
University of Virginia
6.200%, 9/1/39	225,000	263,140
Utah Transit Authority
5.937%, 6/15/39	40,000	43,369

		57,151,524

Supranational (0.6%)
Asian Development Bank
2.125%, 3/15/12	2,000,000	2,038,110
2.750%, 5/21/14	300,000	303,122
Corp. Andina de Fomento
8.125%, 6/4/19	475,000	551,602
Eksportfinans A/S
5.000%, 2/14/12	1,232,000	1,321,862
5.500%, 5/25/16	1,675,000	1,809,290
European Bank for Reconstruction & Development
3.625%, 6/17/13	400,000	419,656
European Investment Bank
3.250%, 10/14/11	2,000,000	2,083,416
4.625%, 5/15/14	4,320,000	4,707,530
3.125%, 6/4/14	500,000	511,670
4.875%, 2/16/16	1,334,000	1,461,925
Export Development Canada
2.625%, 11/15/11	1,000,000	1,030,882
Inter-American Development Bank
5.000%, 4/5/11	1,199,000	1,271,224
4.250%, 9/10/18	1,368,000	1,427,988
International Bank for Reconstruction & Development
3.500%, 10/8/13	1,000,000	1,047,041
7.625%, 1/19/23	694,000	925,796
International Finance Corp.
3.000%, 4/22/14	510,000	518,131
Japan Finance Corp.
2.000%, 6/24/11^	2,415,000	2,445,871
Nordic Investment Bank
3.125%, 2/15/11	1,000,000	1,028,374
5.000%, 2/1/17	300,000	329,095

		25,232,585

U.S. Government Agencies (50.0%)
Federal Farm Credit Bank
5.375%, 7/18/11	1,250,000	1,345,346
3.875%, 8/25/11	1,355,000	1,424,185
1.590%, 11/28/11	250,000	250,048
2.000%, 1/17/12	500,000	506,699
2.125%, 6/18/12	1,000,000	1,009,933
3.750%, 6/17/14	250,000	254,008
3.700%, 4/1/16	250,000	248,016

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
5.125%, 8/25/16	$685,000	$751,116
4.875%, 1/17/17	840,000	911,505
Federal Home Loan Bank 3.375%, 10/20/10	2,710,000	2,789,406
0.750%, 3/18/11	500,000	500,172
0.750%, 3/25/11	500,000	499,755
3.375%, 6/24/11	4,000,000	4,162,396
1.625%, 7/27/11	400,000	404,586
1.500%, 9/16/11	1,000,000	1,002,861
1.250%, 9/28/11	1,000,000	1,001,535
1.375%, 9/28/11	1,000,000	1,001,792
1.250%, 10/19/11	100,000	100,207
4.875%, 11/18/11	5,420,000	5,852,456
2.250%, 4/13/12	3,000,000	3,065,760
2.000%, 7/27/12	500,000	501,795
2.250%, 8/27/12	500,000	501,409
2.000%, 9/24/12	1,000,000	1,000,806
2.000%, 10/5/12	500,000	501,313
5.250%, 6/5/17	1,350,000	1,515,017
5.000%, 11/17/17	2,740,000	2,993,250
5.500%, 7/15/36	690,000	761,920
Federal Home Loan Mortgage Corp.
4.000%, 6/1/10	343,205	345,916
3.125%, 10/25/10	5,000,000	5,135,410
1.500%, 1/7/11	5,000,000	5,053,045
2.050%, 3/9/11	500,000	503,282
2.000%, 3/16/11	1,250,000	1,257,393
1.750%, 4/20/11	250,000	251,683
1.625%, 4/26/11	5,000,000	5,062,820
1.250%, 6/8/11	500,000	501,010
1.700%, 6/29/11	500,000	504,522
1.750%, 7/27/11	1,000,000	1,007,083
1.625%, 8/11/11	1,000,000	1,004,953
2.000%, 10/14/11	500,000	503,197
2.000%, 12/22/11	500,000	501,763
2.050%, 2/24/12	1,000,000	1,005,019
2.625%, 3/19/12	250,000	252,599
2.125%, 3/23/12	10,000,000	10,185,220
2.500%, 3/23/12	250,000	251,953
2.200%, 4/20/12	250,000	252,346
2.000%, 4/27/12	250,000	252,155
2.050%, 5/11/12	1,000,000	1,004,299
1.750%, 6/15/12	1,900,000	1,910,030
2.000%, 6/15/12	500,000	503,061
2.000%, 9/25/12	200,000	200,413
2.000%, 9/28/12	500,000	500,129
2.000%, 10/1/12	1,000,000	1,002,021
2.500%, 4/8/13	750,000	755,526
4.875%, 11/15/13	5,440,000	5,991,910
6.000%, 1/1/14	14,515	15,487
5.500%, 2/1/14	106,430	112,866
3.000%, 2/4/14	250,000	251,052
3.250%, 3/3/14	1,000,000	1,006,495
3.000%, 4/21/14	250,000	250,503
2.750%, 4/29/14	500,000	499,113
6.000%, 7/1/14	8,892	9,488
3.000%, 7/28/14	400,000	407,778
3.625%, 8/25/14	250,000	253,697
4.500%, 1/15/15	2,710,000	2,943,743
4.750%, 11/17/15	2,928,000	3,198,342
5.625%, 6/13/16	2,450,000	2,472,783
6.000%, 2/1/17	267,177	287,446
6.000%, 3/1/17	8,648	9,297
6.500%, 3/1/17	71,562	77,045
6.000%, 4/1/17	221,829	238,677
6.000%, 5/1/17	1,955	2,101
6.000%, 7/1/17	27,492	29,591
6.000%, 8/1/17	66,528	71,614
5.500%, 11/1/17	65,114	69,825
4.340%, 12/18/17	1,000,000	1,006,812
4.875%, 6/13/18	4,000,000	4,360,632
5.000%, 3/25/19	500,000	500,127
3.750%, 3/27/19	500,000	500,244
4.500%, 4/1/21	5,111,347	5,367,114
5.000%, 2/1/22	1,449,826	1,533,248
5.000%, 4/1/22	1,440,857	1,523,763
5.000%, 7/1/22	909,666	960,302
5.000%, 3/1/23	1,012,415	1,066,147
5.500%, 3/1/23	43,499	45,936
5.000%, 4/1/23	1,777,921	1,871,332
5.000%, 5/1/23	1,905,792	2,010,983
5.000%, 7/1/23	252,464	265,649
5.000%, 8/1/23	653,267	687,385
5.000%, 10/1/23	1,057,707	1,112,616
5.000%, 11/1/23	68,036	71,569
4.500%, 12/1/23	4,526,630	4,697,971
4.000%, 4/1/24	1,581,965	1,612,554
5.000%, 4/1/24	1,313,504	1,381,694
5.000%, 5/1/24	415,221	436,777
4.000%, 7/1/24	1,386,677	1,413,490
4.000%, 8/1/24	3,963,020	4,039,649
4.500%, 8/1/24	3,008,382	3,120,374
6.750%, 3/15/31	693,000	906,739
5.029%, 11/1/31(l)	17,702	18,142
6.000%, 12/1/31	35,110	37,423
5.500%, 3/1/32	1,046,785	1,102,641
6.250%, 7/15/32	836,000	1,054,547
6.000%, 2/1/33	37,283	39,740
5.000%, 4/1/34	1,167,427	1,211,752
4.766%, 1/1/35(l)	1,303,633	1,363,533
6.000%, 2/1/35	756,333	804,401
5.500%, 10/1/35	258,920	272,129
5.500%, 11/1/35	10,407,333	10,938,270
6.000%, 11/1/35	1,581,968	1,679,544
6.000%, 3/1/36	23,546	24,976
5.321%, 4/1/36(l)	2,369,122	2,492,382
5.543%, 4/1/36(l)	2,075,815	2,201,287
5.000%, 5/1/36	180,881	187,382
5.883%, 11/1/36(l)	978,117	1,031,196
6.000%, 11/1/36	109,206	115,634
6.500%, 11/1/36	13,503,511	14,451,922
6.000%, 12/1/36	148,190	156,913
5.677%, 1/1/37(l)	2,090,899	2,202,682
6.000%, 4/1/37	3,117,076	3,299,672
5.424%, 6/1/37(l)	772,522	819,839
5.517%, 6/1/37(l)	7,750,631	8,225,361
5.573%, 6/1/37(l)	737,677	782,860
6.000%, 6/1/37	2,596,750	2,761,035
5.456%, 7/1/37(l)	1,297,497	1,376,969
6.000%, 7/1/37	2,504,427	2,651,073
5.500%, 8/1/37	643,828	675,744
6.000%, 8/1/37	947,041	1,002,495
6.000%, 9/1/37	1,436,459	1,520,120
5.500%, 10/1/37	4,204,528	4,409,170
6.000%, 10/1/37	9,300,233	9,870,868
6.000%, 11/1/37	701,210	742,050
6.000%, 12/1/37	468,762	496,114
5.500%, 1/1/38	659,335	691,736
5.500%, 2/1/38	2,728,330	2,861,123
5.500%, 4/1/38	18,313,810	19,205,178

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
6.000%, 4/1/38	$359,379	$380,142
5.500%, 5/1/38	1,505,302	1,580,685
6.000%, 5/1/38	316,078	334,339
6.000%, 6/1/38	1,104,458	1,169,519
6.000%, 7/1/38	288,324	304,847
5.500%, 8/1/38	12,221,514	12,814,449
6.000%, 8/1/38	8,269,378	8,743,252
6.000%, 9/1/38	9,759,546	10,318,814
6.000%, 10/1/38	3,776,739	3,994,665
6.000%, 11/1/38	714,627	755,579
6.000%, 12/1/38	556,249	588,124
6.000%, 1/1/39	1,089,231	1,151,650
4.500%, 2/1/39	4,731,805	4,793,910
6.000%, 2/1/39	1,293,011	1,367,437
6.000%, 3/1/39	1,760,389	1,862,092
4.000%, 4/1/39	4,080,770	4,042,672
6.000%, 4/1/39	179,840	190,146
4.000%, 5/1/39	3,965,187	3,928,168
4.500%, 6/1/39	22,850,597	23,150,511
6.000%, 6/1/39	4,347,851	4,597,036
5.000%, 8/1/39	1,695,727	1,756,667
6.000%, 8/1/39	1,331,269	1,407,557
6.000%, 10/15/24 TBA	1,800,000	1,915,313
4.500%, 10/15/39 TBA	2,000,000	2,023,125
5.000%, 10/15/39 TBA	5,800,000	5,991,219
5.500%, 10/15/39 TBA	2,700,000	2,825,824
6.000%, 10/15/39 TBA	71,000,000	74,918,866
Federal National Mortgage Association
4.750%, 12/15/10	908,000	953,728
2.000%, 2/11/11	500,000	502,555
2.000%, 3/2/11	500,000	502,106
1.750%, 3/23/11	4,500,000	4,567,158
2.000%, 4/1/11	2,000,000	2,015,346
1.750%, 4/15/11	500,000	503,056
2.125%, 4/15/11	250,000	252,179
6.000%, 5/15/11	2,711,000	2,935,270
1.250%, 9/22/11	200,000	200,119
1.250%, 9/28/11	500,000	500,729
1.430%, 12/8/11	250,000	251,084
2.000%, 1/9/12	5,000,000	5,085,955
2.500%, 3/19/12	2,000,000	2,015,964
2.250%, 4/9/12	250,000	251,723
2.150%, 4/13/12	500,000	503,459
2.000%, 9/28/12	1,500,000	1,502,053
4.625%, 5/1/13	1,695,000	1,786,522
4.625%, 10/15/13	3,790,000	4,138,930
5.125%, 1/2/14	607,000	644,027
3.000%, 1/13/14	2,687,000	2,695,628
2.750%, 2/5/14	1,500,000	1,519,793
3.150%, 2/18/14	250,000	250,938
3.375%, 3/10/14	250,000	252,088
2.750%, 3/13/14	3,000,000	3,046,323
2.900%, 4/7/14	250,000	249,874
4.000%, 5/1/14	3,458,064	3,561,660
3.000%, 5/12/14	500,000	501,707
2.500%, 5/15/14	5,000,000	4,989,160
3.000%, 7/28/14	500,000	504,988
3.000%, 9/29/14	500,000	501,005
3.125%, 9/29/14	500,000	499,997
7.000%, 4/1/15	35,161	37,449
4.375%, 10/15/15	2,028,000	2,180,226
4.000%, 3/10/16	2,000,000	2,011,724
7.000%, 4/1/16	50,311	53,887
3.450%, 4/8/16	500,000	497,721
6.000%, 8/1/16	144,990	154,924
4.875%, 12/15/16	2,050,000	2,245,353
5.500%, 2/1/17	218,307	233,822
5.500%, 6/1/17	73,666	78,949
5.375%, 6/12/17	1,500,000	1,694,543
5.500%, 8/1/17	64,013	68,594
5.500%, 10/1/17	57,556	61,675
5.500%, 12/1/17	4,521	4,844
5.500%, 1/1/18	239,505	256,607
5.000%, 3/1/18	2,619,235	2,784,881
5.500%, 4/1/18	243,673	261,072
5.000%, 11/1/18	14,240	15,136
5.500%, 11/1/18	2,192,795	2,350,060
5.500%, 3/1/19	205,619	220,309
5.500%, 5/1/19	334,079	357,934
4.250%, 5/21/19	250,000	250,747
5.500%, 7/1/19	29,383	31,454
5.500%, 8/1/19	208,251	222,796
5.500%, 9/1/19	113,047	120,942
5.500%, 11/1/19	117,511	125,702
5.000%, 12/1/19	5,280,326	5,601,226
5.500%, 6/1/20	1,124,477	1,204,452
5.000%, 8/1/20	15,760	16,757
5.500%, 10/1/20	213,362	227,939
4.500%, 12/1/20	18,121,888	19,129,209
5.500%, 1/1/21	168,014	179,445
5.500%, 2/1/21	84,393	90,050
6.000%, 5/1/21	759,333	814,681
6.000%, 8/1/21	2,162,143	2,318,826
6.000%, 10/1/21	826,058	884,463
5.000%, 1/1/22	161,544	170,650
5.000%, 3/1/22	393,111	414,532
5.000%, 10/1/22	16,875	17,879
5.000%, 12/1/22	8,762,332	9,223,381
5.500%, 12/1/22	4,232,433	4,487,040
5.000%, 1/1/23	3,312,995	3,493,116
5.000%, 2/1/23	20,681	21,743
5.500%, 3/1/23	521,408	552,937
4.000%, 4/1/23	2,400,714	2,449,197
4.500%, 4/1/23	781,465	810,983
5.000%, 4/1/23	799,765	840,810
4.500%, 5/1/23	1,650,083	1,712,412
5.000%, 5/1/23	2,349,321	2,469,868
4.000%, 6/1/23	1,445,173	1,475,714
5.000%, 7/1/23	2,030,103	2,133,749
5.000%, 8/1/23	1,387,661	1,458,325
5.500%, 8/1/23	5,113,118	5,419,838
5.000%, 9/1/23	580,597	610,057
4.787%, 2/1/24(l)	3,656	3,800
5.000%, 2/1/24	8,901,278	9,386,328
4.500%, 4/1/24	9,687,472	10,050,374
4.000%, 6/1/24	4,002,895	4,079,982
5.022%, 6/1/24(l)	1,550	1,611
5.800%, 2/9/26	680,000	704,130
3.950%, 1/1/28(l)	155,185	159,009
7.125%, 1/15/30	1,586,000	2,140,351
7.000%, 4/1/32	31,236	34,322
6.500%, 6/1/32	52,235	56,353
6.500%, 8/1/32	64,791	69,919
6.500%, 9/1/32	606,149	653,839
5.500%, 11/1/32	309,232	325,503
5.500%, 12/1/32	47,961	50,484
5.000%, 1/1/33	2,163,373	2,246,189
5.500%, 1/1/33	662,448	697,304
5.500%, 2/1/33	1,424,341	1,498,841
2.630%, 3/1/33(l)	171,150	175,365

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
5.500%, 3/1/33	$2,311,475	$2,432,376
5.500%, 6/1/33	20,274,205	21,335,417
5.000%, 7/1/33	430,416	446,893
5.500%, 7/1/33	81,406	85,773
5.000%, 8/1/33	5,215,182	5,416,550
5.500%, 8/1/33	96,839	101,889
5.500%, 10/1/33	697,036	734,139
5.000%, 11/1/33	1,143,042	1,186,442
5.500%, 11/1/33	667,572	702,385
5.500%, 12/1/33	769,887	810,062
5.000%, 2/1/34	971,507	1,008,242
5.500%, 2/1/34	1,011,316	1,065,186
6.000%, 2/1/34	2,052,708	2,186,295
5.000%, 3/1/34	3,144,909	3,264,317
5.500%, 3/1/34	4,835,884	5,087,312
6.000%, 3/1/34	10,156,403	10,817,362
5.000%, 4/1/34	1,295,545	1,344,532
5.500%, 4/1/34	6,559,394	6,900,358
5.000%, 5/1/34	2,467,926	2,560,858
5.500%, 5/1/34	4,823,015	5,076,989
5.500%, 6/1/34	1,291,998	1,361,372
5.000%, 7/1/34	1,788,008	1,855,338
5.500%, 7/1/34	1,341,891	1,413,236
5.000%, 8/1/34	2,447,128	2,539,660
5.500%, 8/1/34	389,077	409,245
6.000%, 8/1/34	1,254,314	1,334,374
5.500%, 9/1/34	12,777,039	13,439,348
6.500%, 9/1/34	321,768	346,328
5.500%, 11/1/34	23,879,991	25,117,832
5.000%, 12/1/34	1,951,243	2,025,024
5.500%, 1/1/35#	38,747,126	40,737,457
5.000%, 2/1/35	731,941	759,274
5.500%, 2/1/35	25,038,205	26,338,994
6.500%, 2/1/35	751,564	808,459
5.000%, 3/1/35	566,097	587,415
6.000%, 3/1/35	14,231	15,122
4.827%, 4/1/35(l)	1,802,010	1,895,949
6.000%, 4/1/35	6,709,360	7,147,041
6.000%, 5/1/35	573,625	609,521
5.000%, 6/1/35	1,898,215	1,969,694
5.000%, 7/1/35	10,618,119	11,019,616
6.000%, 7/1/35	363,184	385,911
5.500%, 8/1/35	7,934,192	8,346,940
6.000%, 8/1/35	1,009,974	1,072,743
5.000%, 9/1/35	969,214	1,006,013
5.500%, 9/1/35	440,431	462,642
6.000%, 9/1/35	1,160,706	1,231,891
4.500%, 10/1/35	254,115	258,880
5.000%, 10/1/35	424,346	439,662
5.500%, 10/1/35	8,200,838	8,614,404
6.000%, 10/1/35	2,264,143	2,402,999
5.000%, 11/1/35	7,650,081	7,932,177
6.000%, 11/1/35	2,053,632	2,179,577
5.500%, 12/1/35	4,440,903	4,669,019
6.000%, 12/1/35	26,243	27,827
6.500%, 12/1/35	734,418	788,639
5.164%, 1/1/36(l)	2,669,135	2,758,148
6.000%, 1/1/36	648,010	687,144
5.000%, 2/1/36	8,867,921	9,187,998
5.500%, 2/1/36	751,037	788,677
6.000%, 2/1/36	657,136	696,821
6.000%, 3/1/36	13,636,571	14,472,474
5.500%, 4/1/36	2,241,992	2,354,354
6.000%, 4/1/36	63,470	67,303
6.000%, 5/1/36	2,147,861	2,278,137
5.500%, 6/1/36	253,978	267,659
6.000%, 6/1/36	3,675,939	3,897,402
6.500%, 6/1/36	21,421	23,020
5.000%, 7/1/36	20,846,828	21,592,753
5.500%, 7/1/36	4,635,587	4,873,704
6.000%, 7/1/36	3,451,594	3,657,880
6.500%, 7/1/36	39,658	42,617
6.000%, 8/1/36	8,511,507	9,020,201
6.500%, 8/1/36	3,136,281	3,366,501
5.500%, 9/1/36	25,685,226	27,016,643
6.000%, 9/1/36	9,571,143	10,147,484
6.000%, 10/1/36	18,575,058	19,684,610
6.500%, 10/1/36	2,239,717	2,406,820
6.000%, 11/1/36	1,703,479	1,803,737
5.500%, 12/1/36	2,371,154	2,486,285
6.000%, 12/1/36	3,821,876	4,046,377
6.500%, 12/1/36	2,016,530	2,160,996
5.500%, 1/1/37	810,550	849,906
6.000%, 1/1/37	1,165,040	1,233,213
5.000%, 2/1/37	472,811	489,286
5.500%, 2/1/37	256,592	270,175
6.000%, 2/1/37	1,228,433	1,300,316
5.500%, 3/1/37	4,648,779	4,885,570
6.500%, 3/1/37	353,025	378,316
5.500%, 4/1/37	1,912,109	2,006,023
6.000%, 4/1/37	7,673,078	8,132,725
7.000%, 4/1/37	2,346,685	2,561,279
5.500%, 5/1/37	594,627	624,604
6.500%, 5/1/37	440,044	471,776
5.500%, 6/1/37	3,125,305	3,275,587
6.000%, 6/1/37	241,466	255,573
5.000%, 7/1/37	1,672,264	1,730,009
5.500%, 7/1/37	1,084,911	1,140,642
6.000%, 7/1/37	18,061,406	19,114,820
5.625%, 7/15/37	695,000	779,212
5.500%, 8/1/37	12,133,639	12,750,504
6.000%, 8/1/37	1,924,211	2,036,207
5.000%, 9/1/37	244,795	253,248
5.820%, 9/1/37(l)	7,989,369	8,478,722
6.000%, 9/1/37	1,942,886	2,057,789
6.500%, 9/1/37	720,491	772,061
5.500%, 10/1/37	1,195,712	1,254,999
6.500%, 10/1/37	2,460,165	2,642,779
5.000%, 11/1/37	158,511	163,985
5.500%, 11/1/37	2,044,714	2,142,717
6.000%, 11/1/37	18,137,274	19,205,147
7.500%, 11/1/37	719,678	789,507
5.500%, 12/1/37	5,184,608	5,434,090
6.500%, 12/1/37	4,626,123	4,954,650
5.000%, 1/1/38	1,020,363	1,055,598
5.500%, 1/1/38	36,994,663	38,767,806
5.000%, 2/1/38	22,043,951	22,831,234
5.500%, 2/1/38	19,078,357	19,993,626
6.000%, 2/1/38	4,024,582	4,271,402
5.000%, 3/1/38	4,135,799	4,278,612
6.500%, 3/1/38	603,619	648,575
4.500%, 4/1/38	946,282	959,885
5.500%, 4/1/38	1,314,100	1,380,192
5.500%, 5/1/38	5,707,698	6,001,931
6.000%, 5/1/38	12,206,522	12,912,808
5.000%, 6/1/38	561,059	580,433
5.500%, 6/1/38	65,402,867	68,558,740
6.000%, 6/1/38	1,505,353	1,601,437
5.500%, 7/1/38	31,159,212	32,653,982
6.000%, 7/1/38	591,210	626,913

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
5.500%, 8/1/38	$3,243,442	$3,399,719
6.000%, 8/1/38	21,811,819	23,066,211
5.500%, 9/1/38	19,997,948	20,967,128
6.000%, 9/1/38	21,228,192	22,453,569
6.500%, 9/1/38	456,582	490,005
5.500%, 10/1/38	10,058,381	10,540,475
5.500%, 11/1/38	32,880,078	34,456,011
6.500%, 11/1/38	2,995,124	3,214,377
5.500%, 12/1/38	11,425,305	12,037,524
4.500%, 1/1/39	855,247	867,542
5.410%, 1/1/39(l)	12,554,795	13,323,782
5.500%, 1/1/39	770,586	808,002
4.000%, 2/1/39	2,974,870	2,951,048
4.500%, 2/1/39	927,242	940,571
5.500%, 2/1/39	500,000	523,965
4.500%, 3/1/39	2,756,812	2,796,440
4.500%, 4/1/39	110,071	111,727
4.500%, 5/1/39	12,456,912	12,643,147
4.000%, 6/1/39	2,978,172	2,954,323
4.500%, 6/1/39	10,526,317	10,678,663
4.500%, 7/1/39	15,175,475	15,410,295
4.000%, 8/1/39	3,985,738	3,953,821
4.500%, 8/1/39	4,850,512	4,927,746
4.000%, 9/1/39	4,488,412	4,452,470
4.500%, 9/1/39	3,298,699	3,350,241
4.500%, 10/1/39	3,000,000	3,048,750
4.125%, 12/1/40(l)	103,020	105,883
4.000%, 10/25/24 TBA	2,800,000	2,848,563
4.500%, 10/25/24 TBA	4,000,000	4,141,250
5.500%, 10/25/24 TBA	3,300,000	3,488,719
4.000%, 10/25/39 TBA	5,900,000	5,844,688
4.500%, 10/25/39 TBA	25,200,000	25,522,875
5.000%, 10/25/39 TBA	3,000,000	3,098,438
5.500%, 10/25/39 TBA	123,300,000	128,973,723
6.000%, 10/25/39 TBA	1,000,000	1,054,844
4.500%, 11/25/39 TBA	21,400,000	21,600,625
5.500%, 11/25/39 TBA	31,300,000	32,635,139
6.500%, 11/25/39 TBA	46,100,000	49,076,691
Government National Mortgage Association
4.625%, 7/20/27(l)	7,278	7,518
6.000%, 1/15/29	22,115	23,650
6.000%, 6/15/29	13,851	14,809
6.000%, 12/15/31	26,580	28,422
7.000%, 2/15/32	24,130	26,308
6.500%, 5/15/32	317,861	342,409
6.000%, 7/15/32	24,119	25,782
6.000%, 8/15/32	25,896	27,683
6.000%, 1/15/33	18,733	20,081
6.500%, 1/15/33	266,432	287,590
6.000%, 2/15/33	44,968	48,084
6.500%, 2/15/33	329,424	356,306
7.000%, 2/15/33	18,566	20,200
5.500%, 4/15/33	72,388	76,689
6.500%, 6/15/34	332,806	359,236
6.500%, 8/15/34	2,663,469	2,874,154
6.000%, 9/15/34	548,233	583,799
6.000%, 12/15/34	73,687	78,356
6.000%, 1/15/35	160,008	170,146
6.000%, 2/15/35	85,570	91,286
6.000%, 3/15/35	396,807	422,339
6.000%, 5/15/35	37,276	39,760
6.000%, 7/15/35	207,600	221,435
6.000%, 9/15/35	29,444	31,406
6.000%, 10/15/35	82,601	87,757
6.000%, 12/15/35	117,597	124,754
6.500%, 12/15/35	3,086,937	3,338,353
6.000%, 1/15/36	88,837	94,364
6.000%, 2/15/36	79,592	84,437
6.000%, 3/15/36	64,201	68,108
6.000%, 4/15/36	99,409	105,574
6.000%, 5/15/36	415,099	440,309
6.000%, 6/15/36	485,858	514,971
6.000%, 7/15/36	1,023,825	1,085,175
6.000%, 8/15/36	1,595,048	1,691,821
6.000%, 9/15/36	750,514	795,487
6.000%, 10/15/36	1,180,583	1,251,325
6.000%, 11/15/36	61,518	65,166
6.000%, 2/15/37	731,169	774,525
6.000%, 6/15/37	40,466	42,853
6.000%, 11/15/37	35,788	37,888
6.000%, 2/15/38	406,227	430,315
6.000%, 4/15/38	3,751,034	3,972,265
6.000%, 5/15/38	1,020,347	1,080,213
6.000%, 6/15/38	467,136	494,544
6.000%, 8/15/38	61,764	65,388
6.000%, 9/15/38	389,967	412,847
6.000%, 10/15/38	1,974,708	2,090,568
6.000%, 11/15/38	307,111	325,129
6.000%, 12/15/38	3,552,750	3,761,196
6.500%, 12/15/38	1,104,893	1,176,754
5.500%, 1/15/39	22,769,449	23,955,061
6.000%, 1/15/39	308,978	327,106
5.000%, 2/15/39	10,765,163	11,168,856
4.500%, 4/15/39	6,967,203	7,087,225
4.000%, 6/15/39	853,960	846,688
4.500%, 6/15/39	7,989,655	8,127,290
4.000%, 7/15/39	450,191	446,357
4.000%, 8/15/39	695,849	689,923
4.500%, 8/15/39	1,868,408	1,902,930
5.000%, 8/15/39	49,635	51,511
4.500%, 9/15/39	1,131,591	1,151,084
5.000%, 9/15/39	8,950,366	9,288,802
4.500%, 10/15/39 TBA	2,000,000	2,029,688
5.000%, 10/15/39 TBA	16,300,000	16,867,954
5.500%, 10/15/39 TBA	2,000,000	2,098,281
Resolution Funding Corp.
0.000%, 7/15/18 STRIPS	75,000	53,024
0.000%, 10/15/18 STRIPS	75,000	52,333
Small Business Administration Series P10A
4.504%, 2/1/14	334,297	344,061
Small Business Administration Participation Certificates
4.524%, 2/10/13	77,827	80,262
U.S. Department of Housing and Urban Development Series 03-A
5.380%, 8/1/18	1,660,000	1,780,216

		1,922,664,601

U.S. Treasuries (19.7%)
U.S. Treasury Bonds
11.250%, 2/15/15	2,716,000	3,911,676
9.250%, 2/15/16	3,684,000	5,075,572
7.250%, 5/15/16	2,734,000	3,460,432
7.500%, 11/15/16	4,095,000	5,279,032
8.875%, 8/15/17	4,107,000	5,752,367
8.875%, 2/15/19	40,000,000	57,837,520
8.125%, 8/15/19	10,600,000	14,770,443
8.500%, 2/15/20	6,627,000	9,513,887
7.875%, 2/15/21	1,500,000	2,091,093
8.000%, 11/15/21	9,575,000	13,553,116

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
7.625%, 11/15/22	$1,000,000	$1,391,250
7.125%, 2/15/23	500,000	670,469
6.750%, 8/15/26	1,755,000	2,346,765
6.625%, 2/15/27	3,573,000	4,737,576
6.375%, 8/15/27	1,634,000	2,123,690
6.125%, 11/15/27	2,258,000	2,867,660
6.125%, 8/15/29	7,088,000	9,104,756
6.250%, 5/15/30	1,000,000	1,308,750
5.375%, 2/15/31	2,770,000	3,291,106
4.750%, 2/15/37	3,081,000	3,437,721
5.000%, 5/15/37	2,293,000	2,657,371
4.375%, 2/15/38	7,204,000	7,588,967
3.500%, 2/15/39	1,500,000	1,358,907
4.250%, 5/15/39	3,500,000	3,620,859
4.500%, 8/15/39	8,400,000	9,056,250
U.S. Treasury Notes
1.500%, 10/31/10	5,554,000	5,616,049
0.875%, 12/31/10	10,847,000	10,893,610
0.875%, 1/31/11	10,000,000	10,041,800
0.875%, 2/28/11	7,000,000	7,026,796
4.500%, 2/28/11	2,711,000	2,859,259
0.875%, 3/31/11	6,000,000	6,020,154
4.875%, 4/30/11	2,500,000	2,663,770
0.875%, 5/31/11	15,000,000	15,035,745
4.875%, 5/31/11	2,500,000	2,671,485
5.125%, 6/30/11	6,774,000	7,282,843
1.000%, 7/31/11	6,500,000	6,518,538
4.625%, 8/31/11	3,000,000	3,211,992
4.500%, 9/30/11	2,710,000	2,900,123
4.500%, 11/30/11	2,710,000	2,909,863
4.625%, 12/31/11	14,980,000	16,151,481
1.125%, 1/15/12	8,000,000	8,000,000
1.375%, 2/15/12	4,000,000	4,020,936
4.625%, 2/29/12	2,000,000	2,165,782
1.375%, 3/15/12	5,000,000	5,024,220
4.500%, 3/31/12	10,840,000	11,720,750
4.500%, 4/30/12	6,778,000	7,343,543
1.375%, 5/15/12	4,000,000	4,013,436
4.750%, 5/31/12	5,000,000	5,456,640
4.125%, 8/31/12	5,420,000	5,845,557
4.250%, 9/30/12	1,000,000	1,083,516
3.625%, 12/31/12	6,780,000	7,231,290
3.125%, 4/30/13	9,487,000	9,960,610
3.375%, 6/30/13	9,490,000	10,045,317
3.375%, 7/31/13	5,563,000	5,892,435
2.750%, 10/31/13	5,848,000	6,035,317
4.250%, 11/15/13	5,000,000	5,460,545
2.000%, 11/30/13	8,139,000	8,150,443
1.500%, 12/31/13	3,782,000	3,703,111
2.000%, 1/15/14 TIPS#	25,000,000	30,175,006
1.750%, 1/31/14	4,000,000	3,950,000
4.000%, 2/15/14	2,000,000	2,163,282
1.875%, 2/28/14	1,500,000	1,486,992
1.750%, 3/31/14	5,000,000	4,919,920
1.875%, 4/30/14	5,000,000	4,940,625
4.750%, 5/15/14	4,000,000	4,458,752
2.250%, 5/31/14	5,000,000	5,015,235
2.625%, 6/30/14	8,000,000	8,142,496
2.375%, 8/31/14	2,200,000	2,208,250
2.375%, 9/30/14	16,925,000	16,968,667
4.000%, 2/15/15	9,082,000	9,785,855
4.125%, 5/15/15	5,000,000	5,414,060
1.875%, 7/15/15 TIPS	4,500,000	5,147,210
2.625%, 2/29/16	2,000,000	1,978,750
2.375%, 3/31/16	5,000,000	4,866,795
2.625%, 4/30/16	2,000,000	1,974,062
5.125%, 5/15/16	4,087,000	4,661,734
3.250%, 5/31/16	3,000,000	3,073,359
3.250%, 6/30/16	2,000,000	2,048,594
4.875%, 8/15/16	10,810,000	12,162,936
3.000%, 9/30/16	26,600,000	26,705,974
4.625%, 2/15/17	5,458,000	6,042,601
4.750%, 8/15/17	8,186,000	9,121,635
4.250%, 11/15/17	6,650,000	7,165,375
3.500%, 2/15/18	3,000,000	3,063,984
3.875%, 5/15/18	7,432,000	7,789,085
4.000%, 8/15/18	6,500,000	6,862,070
3.750%, 11/15/18	22,300,000	23,075,282
2.750%, 2/15/19	8,000,000	7,634,376
3.125%, 5/15/19	13,300,000	13,086,987
3.625%, 8/15/19#	120,570,000	123,753,771

		759,607,911

Total Government Securities		2,845,052,404

Total Long-Term Debt Securities (107.3%) (Cost $4,049,116,706)		4,127,127,760

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCK:
Financials (0.1%)
Commercial Banks (0.1%)
Wells Fargo & Co.
7.500%	5,000	4,465,000

Total Convertible Preferred Stocks (0.1%) (Cost $5,000,000)		4,465,000

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.7%)
Federal Home Loan Mortgage Corp.
0.12%, 2/23/10 (o)(p)	$26,500,000	26,487,201
Federal National Mortgage Association
0.05%, 11/18/09 (o)(p)	195,000	194,987

Total Government Securities		26,682,188

Short-Term Investments of Cash Collateral for Securities Loaned (0.1%)
BBVA Senior Finance S.A.
0.35%, 3/12/10 (l)	320,000	319,908
Deutsche Bank Securities, Inc., Repurchase Agreement
0.08%, 10/1/09 (r)(u)	2,070,718	2,070,718
General Electric Capital Corp.
0.40%, 3/12/10 (l)	60,000	59,365
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)(l)(s)	359,998	60,300
Monumental Global Funding II
0.43%, 5/26/10 (l)	670,000	644,875
Pricoa Global Funding I
0.40%, 6/25/10 (l)	429,968	404,793

Total Short-Term Investments of Cash Collateral for Securities Loaned		3,559,959

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Time Deposit (1.0%)
JPMorgan Chase Nassau
0.000%, 10/1/09	$39,827,447	$39,827,447

Total Short-Term Investments (1.8%) (Cost/Amortized Cost $70,414,943)		70,069,594

Total Investments Before Options Written and Securities Sold Short (109.2%) (Cost/Amortized Cost $4,124,531,649)		4,201,662,354

	Number of Contracts	Value (Note 1)
OPTION WRITTEN:
Put Option Written (0.0%)
10 Year U.S. Treasury Notes
November 2009 @ $115.00*	(665)	(259,766)

Total Options Written (0.0%) (Premiums Received $518,714)		(259,766)

Total Investments Before Securities Sold Short (109.2%) (Cost/Amortized Cost $4,124,012,935)		4,201,402,588

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
U.S. Government Agencies (-4.0%)
Federal Home Loan Mortgage Corp.
5.000%, 10/15/24 TBA	$(2,600,000)	$(2,728,781)
5.500%, 10/15/39 TBA	(800,000)	(837,281)
Federal National Mortgage Association
4.500%, 10/25/24 TBA	(12,700,000)	(13,148,469)
5.000%, 10/25/24 TBA	(400,000)	(419,344)
5.000%, 11/25/24 TBA	(300,000)	(313,664)
6.000%, 10/25/39 TBA	(50,600,000)	(53,375,096)
5.000%, 11/25/39 TBA	(400,000)	(411,625)
6.000%, 11/25/39 TBA	(79,700,000)	(83,815,756)

Total Securities Sold Short (-4.0%) (Proceeds Received $154,448,500)		(155,050,016)

Total Investments after Options Written and Securities Sold Short (105.2%) (Cost/Amortized Cost $3,969,564,435)		4,046,352,572
Other Assets Less Liabilities (-5.2%)		(198,314,506)

Net Assets (100%)		$3,848,038,066

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2009, the market value of these securities amounted to $239,801,552 or 6.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(b)	Illiquid Security.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2009.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2009.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

(s)	Issuer in bankruptcy.

(u)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.000% – 7.000%, maturing 4/1/18 to 11/1/38; Federal National Mortgage Association, 0.000% – 8.000%, maturing 10/1/18 to 7/1/39.

Glossary:

ABS — Asset-Backed Security

CMO — Collateralized Mortgage Obligation

EUR — European Currency Unit

IO — Interest Only

JPY — Japanese Yen

STRIPS — Separate Trading of Registered Interest and Principal Securities

TBA — Security is subject to delayed delivery.

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

At September 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2009	Unrealized Appreciation/ (Depreciation)
EURODollar	1,631	June-10	$402,217,875	$403,794,825	$1,576,950
EURODollar	889	December-10	217,665,324	218,349,512	684,188
EURODollar	1,938	June-11	470,009,175	472,775,100	2,765,925
U.S. 2 Year Treasury Notes	65	December-09	14,096,084	14,102,969	6,885
U.S. 5 Year Treasury Notes	110	December-09	12,708,418	12,770,313	61,895

					$5,095,843

Sales
U.S. 10 Year Treasury Notes	286	December-09	$33,572,121	$33,841,844	$(269,723)
U.S. Treasury Bonds	56	December-09	6,665,650	6,797,000	(131,350)

					$(401,073)

					$4,694,770

At September 30, 2009 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contract
European Union vs. U.S. Dollar, expiring 10/8/09	11,670	8,218	$11,669,593	$12,025,810	$(356,217)

Options Written:

Options written through the nine months ended September 30, 2009 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - January 1, 2009	108	$19,374
Options Written	1,443	719,706
Options Terminated in Closing Purchase Transactions	(118)	(62,393)
Options Expired	(768)	(157,973)
Options Exercised	—	—

Options Outstanding - September 30, 2009	665	$518,714

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Asset-Backed and Mortgage-Backed
Securities
Asset-Backed Securities	$—	$105,214,231	$—	$105,214,231
Non-Agency CMO	—	159,297,062	—	159,297,062
Convertible Preferred Stocks
Financials	4,465,000	—	—	4,465,000
Corporate Bonds
Consumer Discretionary	—	37,659,788	—	37,659,788
Consumer Staples	—	34,396,487	—	34,396,487
Energy	—	58,683,824	—	58,683,824
Financials	—	669,420,405	—	669,420,405
Health Care	—	33,211,252	—	33,211,252
Industrials	—	34,226,273	—	34,226,273
Information Technology	—	16,142,828	—	16,142,828
Materials	—	15,930,792	—	15,930,792
Telecommunication Services	—	64,119,913	—	64,119,913
Utilities	—	53,772,501	—	53,772,501
Futures	5,095,843	—	—	5,095,843
Government Securities
Agency ABS	—	16,293,713	—	16,293,713
Agency CMO	—	17,654,729	—	17,654,729
Foreign Governments	—	46,447,341	—	46,447,341
Municipal Bonds	—	57,151,524	—	57,151,524
Supranational	—	25,232,585	—	25,232,585
U.S. Government Agencies	—	1,922,664,601	—	1,922,664,601
U.S. Treasuries	—	759,607,911	—	759,607,911
Short-Term Investments	—	70,069,594	—	70,069,594

Total Asset	$9,560,843	$4,197,197,354	$—	$4,206,758,197

Liability:
Forward Currency Contracts	$—	$(356,217)	$—	$(356,217)
Futures	(401,073)	—	—	(401,073)
Government Securities
U.S. Government Agencies	—	(155,050,016)	—	(155,050,016)
Options Written
Put Options Written	(259,766)	—	—	(259,766)

Total Liability	$(660,839)	$(155,406,233)	$—	$(156,067,072)

Total	$8,900,004	$4,041,791,121	$—	$4,050,691,125

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Government	Investments in Securities-Financials
Balance as of 12/31/08	$3,201,768	$3,177,386
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	(3,201,768)	(3,177,386)

Balance as of 9/30/09	$—	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/09.	$—

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$12,762,689,469
Long-term U.S. Treasury securities	4,144,513,517

$16,907,202,986

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$14,098,294,763
Long-term U.S. Treasury securities	3,463,991,635

$17,562,286,398

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$123,892,815
Aggregate gross unrealized depreciation	(51,140,452)

Net unrealized appreciation	$72,752,363

Federal income tax cost of investments	$4,128,909,991

At September 30, 2009, the Portfolio had loaned securities with a total value of $3,766,521. This was secured by collateral of $3,910,684 which was received as cash and subsequently invested in short-term investments currently valued at $3,559,959, as reported in the portfolio of investments.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (6.0%)
AGL Energy Ltd.	26,426	$318,689
Alumina Ltd.*	149,361	241,132
Amcor Ltd.	351,334	1,698,509
AMP Ltd.	129,969	747,574
Aristocrat Leisure Ltd.	19,544	90,519
Arrow Energy Ltd.*	34,495	130,247
Asciano Group*	184,233	268,988
ASX Ltd.	10,969	340,625
Australia & New Zealand Banking Group Ltd.	332,415	7,152,526
Bendigo and Adelaide Bank Ltd.	21,938	181,925
BGP Holdings plc(b)*†	568,558	—
BHP Billiton Ltd.	255,133	8,492,205
Billabong International Ltd.	11,968	126,698
BlueScope Steel Ltd.	116,034	299,930
Boral Ltd.	35,522	190,845
Brambles Ltd.	89,599	638,677
Caltex Australia Ltd.*	7,714	82,412
CFS Retail Property Trust (REIT)	95,809	169,891
Coca-Cola Amatil Ltd.	37,246	322,341
Cochlear Ltd.	3,000	176,687
Commonwealth Bank of Australia	93,586	4,272,561
Computershare Ltd.	28,073	276,389
Crown Ltd.	25,013	197,054
CSL Ltd.	288,144	8,505,553
CSR Ltd.	74,879	124,189
Dexus Property Group (REIT)	281,894	210,140
Energy Resources of Australia Ltd.	4,089	90,940
Fairfax Media Ltd.	140,202	212,122
Fortescue Metals Group Ltd.*	70,697	238,249
Foster’s Group Ltd.	116,925	572,489
Goodman Fielder Ltd.	82,802	121,990
Goodman Group (REIT)	378,278	221,922
GPT Group (REIT)	568,558	343,584
Harvey Norman Holdings Ltd.	30,352	115,139
Incitec Pivot Ltd.	100,986	252,124
Insurance Australia Group Ltd.	304,309	1,014,784
Leighton Holdings Ltd.	8,255	263,410
Lend Lease Corp., Ltd.	115,593	1,080,947
Lion Nathan Ltd.	18,832	190,226
Macquarie Airports	39,284	98,424
Macquarie Group Ltd.^	54,742	2,839,169
Macquarie Infrastructure Group	877,418	1,141,736
Metcash Ltd.	42,414	168,379
Mirvac Group (REIT)	230,246	341,247
National Australia Bank Ltd.	246,655	6,693,346
Newcrest Mining Ltd.	31,291	880,597
Nufarm Ltd.	8,032	80,424
OneSteel Ltd.	96,406	257,700
Orica Ltd.	21,764	451,205
Origin Energy Ltd.	53,709	773,276
OZ Minerals Ltd.*	161,796	162,720
Paladin Energy Ltd.*	34,292	136,136
Perpetual Ltd.	4,446	153,517
Qantas Airways Ltd.	679,358	1,714,083
QBE Insurance Group Ltd.	62,618	1,329,113
Rio Tinto Ltd.	36,005	1,881,676
Santos Ltd.	50,793	681,106
Sims Metal Management Ltd.	10,183	205,092
Sonic Healthcare Ltd.	20,629	258,606
SP AusNet	167,506	130,780
Stockland Corp., Ltd. (REIT)	146,017	525,570
Suncorp-Metway Ltd.	79,783	625,015
TABCORP Holdings Ltd.	274,776	1,728,365
Tatts Group Ltd.	60,790	136,217
Telstra Corp., Ltd.	572,331	1,651,057
Toll Holdings Ltd.	39,128	294,445
Transurban Group	72,667	262,838
Wesfarmers Ltd.	64,842	1,515,324
Wesfarmers Ltd. (PPS)	9,268	217,079
Westfield Group (REIT)	134,979	1,655,191
Westpac Banking Corp.	186,835	4,326,678
Woodside Petroleum Ltd.	31,528	1,449,944
Woolworths Ltd.	76,853	1,983,142
WorleyParsons Ltd.	9,726	254,920

		76,978,349

Austria (0.2%)
Erste Group Bank AG	11,305	505,229
OMV AG	9,429	380,409
Raiffeisen International Bank Holding AG	3,470	226,268
Telekom Austria AG	19,714	355,413
Verbund - Oesterreichische Elektrizitaetswirtschafts AG, Class A	4,403	222,610
Vienna Insurance Group	2,194	125,213
Voestalpine AG	7,377	263,293

		2,078,435

Belgium (1.2%)
Anheuser-Busch InBev N.V	210,996	9,634,887
Belgacom S.A.	9,372	365,080
Cie Nationale a Portefeuille	2,121	115,398
Colruyt S.A.	1,132	266,036
Delhaize Group S.A.	26,334	1,828,141
Dexia S.A.*	33,888	312,417
Fortis*	143,183	670,695
Groupe Bruxelles Lambert S.A.	5,241	484,094
KBC Groep N.V.*	8,616	432,777
Mobistar S.A.	1,677	116,052
Solvay S.A.	3,800	394,534
UCB S.A.	6,009	253,598
Umicore	7,077	211,886

		15,085,595

Bermuda (0.0%)
Seadrill Ltd.*	16,211	338,472

Brazil (2.4%)
Cyrela Brazil Realty S.A.	154,700	2,025,002
Gafisa S.A.	275,244	4,163,772
Itau Unibanco Banco Multiplo S.A. (ADR)	278,617	5,614,133
OGX Petroleo e Gas Participacoes S.A.	3,500	2,673,007
Petroleo Brasileiro S.A. (Mexico Exchange) (ADR)	193,359	8,875,178
Petroleo Brasileiro S.A. (New York Exchange) (ADR)	14,683	673,950
Vale S.A. (ADR)	288,946	6,683,321

		30,708,363

Canada (1.2%)
BCE, Inc.	16,800	414,096
Bombardier, Inc., Class B	261,800	1,215,286
Brookfield Properties Corp.	187,900	2,130,581
Fairfax Financial Holdings Ltd.	3,900	1,448,790
National Bank of Canada	21,400	1,190,077

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Nexen, Inc.	68,134	$1,548,948
Suncor Energy, Inc.	67,328	2,351,905
Talisman Energy, Inc.	92,100	1,602,599
TELUS Corp. (Non-Voting), Class A	52,300	1,627,155
Westjet Airlines Ltd. (Variable- Voting), Class A*	124,300	1,285,202

		14,814,639

China (0.7%)
Baidu, Inc. (ADR)*	6,432	2,515,234
China Life Insurance Co., Ltd., Class H^	96,000	418,062
Ctrip.com International Ltd. (ADR)*	39,800	2,339,842
Foxconn International Holdings Ltd.*	250,000	164,192
Industrial & Commercial Bank of China Ltd., Class H	668,000	503,367
Longtop Financial Technologies Ltd. (ADR)*	60,300	1,716,138
Tencent Holdings Ltd.	102,000	1,659,628

		9,316,463

Cyprus (0.0%)
Bank of Cyprus PCL	34,134	259,740

Denmark (1.7%)
A. P. Moller - Maersk A/S, Class A	33	220,560
A. P. Moller - Maersk A/S, Class B	71	488,495
Carlsberg A/S, Class B	6,590	477,372
Coloplast A/S, Class B	1,495	125,048
Danske Bank A/S*	88,402	2,315,599
DSV A/S*	12,208	217,664
H. Lundbeck A/S	3,600	74,660
Novo Nordisk A/S, Class B	28,112	1,760,091
Novozymes A/S, Class B	20,738	1,951,685
Topdanmark A/S*	1,025	154,947
TrygVesta A/S	1,743	133,285
Vestas Wind Systems A/S*	199,612	14,430,232
William Demant Holding A/S*	1,364	101,354

		22,450,992

Finland (0.9%)
Elisa Oyj	7,882	161,708
Fortum Oyj	26,692	684,327
Kesko Oyj, Class B	4,198	140,678
Kone Oyj, Class B	9,824	361,124
Metso Oyj	8,203	230,834
Neste Oil Oyj	8,217	151,747
Nokia Oyj^	530,635	7,803,872
Nokian Renkaat Oyj	6,806	158,656
Orion Oyj, Class B	5,723	105,522
Outokumpu Oyj	7,619	143,380
Pohjola Bank plc	10,100	115,283
Rautaruukki Oyj	5,471	131,298
Sampo Oyj, Class A	25,034	630,463
Sanoma Oyj	4,655	102,791
Stora Enso Oyj, Class R*	34,603	241,029
UPM-Kymmene Oyj	33,326	399,894
Wartsila Oyj	4,571	183,144

		11,745,750

France (9.6%)
Accor S.A.	50,081	2,787,801
Aeroports de Paris S.A.	1,903	171,235
Air France-KLM*	7,720	140,309
Air Liquide S.A.	15,558	1,770,119
Alcatel-Lucent*	138,087	617,727
Alstom S.A.	88,617	6,467,026
Atos Origin S.A.*	3,811	192,400
BioMerieux	789	86,721
BNP Paribas S.A.	182,730	14,599,928
Bouygues S.A.	14,597	742,278
Bureau Veritas S.A.	3,598	203,024
Cap Gemini S.A.	8,932	467,864
Carrefour S.A.	39,653	1,798,813
Casino Guichard Perrachon S.A.^	21,371	1,695,010
Christian Dior S.A.	3,895	384,733
Cie de Saint-Gobain S.A.^	36,740	1,905,915
Cie Generale de Geophysique-Veritas*	9,508	221,851
Cie Generale d’Optique Essilor International S.A.	12,993	740,473
CNP Assurances S.A.	2,125	216,523
Compagnie Generale des Etablissements Michelin, Class B	9,015	707,228
Credit Agricole S.A.^	248,326	5,189,178
Danone S.A.	33,755	2,034,102
Dassault Systemes S.A.	3,940	219,612
EDF S.A.^	55,808	3,310,765
Eiffage S.A.	2,348	149,601
Eramet S.A.	299	103,763
Eurazeo S.A.	3,038	198,543
Eutelsat Communications S.A.	6,053	183,974
Fonciere Des Regions (REIT)	1,258	146,517
France Telecom S.A.	237,710	6,332,662
GDF Suez S.A.	86,423	3,837,644
Gecina S.A. (REIT)	1,835	218,848
Hermes International S.A.	3,411	503,391
ICADE (REIT)	1,261	135,075
Iliad S.A.	1,041	117,298
Imerys S.A.	1,948	111,786
Ipsen S.A.	1,441	78,928
J.C. Decaux S.A.*	7,868	170,402
Klepierre S.A. (REIT)	5,327	211,291
Lafarge S.A.^	22,909	2,049,986
Lagardere S.C.A.	65,364	3,044,552
Legrand S.A.	5,896	164,017
L’Oreal S.A.	15,063	1,497,784
LVMH Moet Hennessy Louis Vuitton S.A.	20,642	2,076,091
M6-Metropole Television	3,684	96,876
Natixis S.A.*	65,236	393,308
Neopost S.A.	1,799	161,455
PagesJaunes Groupe S.A.	7,217	93,581
Pernod-Ricard S.A.^	19,780	1,570,849
Peugeot S.A.*	9,129	278,333
PPR S.A.^	9,896	1,268,418
Publicis Groupe S.A.	8,101	324,935
Renault S.A.*	70,136	3,270,417
Safran S.A.	12,028	225,383
Sanofi-Aventis S.A.	142,220	10,437,099
Schneider Electric S.A.	31,563	3,198,961
SCOR SE	11,212	306,484
Societe BIC S.A.	1,711	121,684
Societe Des Autoroutes Paris-Rhin- Rhone	1,449	110,409
Societe Generale S.A.	87,910	7,075,370
Societe Television Francaise 1 S.A.	6,707	117,874
Sodexo S.A.	5,387	322,733
Suez Environnement Co. S.A.	17,262	394,314
Technip S.A.	6,876	439,206
Thales S.A.	5,720	283,755
Total S.A.	211,036	12,539,617
Unibail-Rodamco S.A. (REIT)	11,073	2,300,112
Vallourec S.A.	16,703	2,830,422

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Veolia Environnement	24,178	$926,625
Vinci S.A.	26,839	1,518,366
Vivendi S.A.	140,902	4,359,865

		122,969,239

Germany (9.1%)
Adidas AG	11,483	607,788
Allianz SE (Registered)	62,454	7,802,140
BASF SE	167,499	8,875,421
Bayer AG^	110,356	7,646,526
Bayerische Motoren Werke (BMW) AG (Preference)	2,983	99,220
Bayerische Motoren Werke (BMW) AG	21,422	1,032,913
Beiersdorf AG	5,653	331,968
Celesio AG^	25,851	712,700
Commerzbank AG*	43,581	552,604
Daimler AG	275,505	13,870,728
Deutsche Bank AG (Registered)^	86,581	6,644,693
Deutsche Boerse AG	12,286	1,004,111
Deutsche Lufthansa AG (Registered)^	53,684	951,343
Deutsche Post AG (Registered)^	187,491	3,511,871
Deutsche Postbank AG*	5,001	176,881
Deutsche Telekom AG (Registered)	417,829	5,704,642
E.ON AG	240,596	10,203,167
Fraport AG	2,096	111,492
Fresenius Medical Care AG & Co. KGaA^	30,023	1,495,079
Fresenius SE	1,611	79,234
Fresenius SE (Preference)	5,469	320,042
GEA Group AG	9,425	196,675
Hamburger Hafen und Logistik AG	2,877	129,628
Hannover Rueckversicherung AG (Registered)*	3,389	155,375
Henkel AG & Co. KGaA	7,805	283,595
Henkel AG & Co. KGaA (Preference) .	11,971	515,373
Hochtief AG	35,908	2,735,543
Infineon Technologies AG*^	684,254	3,860,023
K+S AG	9,095	496,299
Linde AG	14,930	1,618,486
MAN SE^	24,041	1,984,174
Merck KGaA	4,193	416,929
Metro AG^	95,491	5,400,826
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)^	32,997	5,264,640
Porsche Automobil Holding SE (Preference)	5,823	458,008
Puma AG Rudolf Dassler Sport	366	121,541
RWE AG	59,303	5,507,993
RWE AG (Non-Voting)(Preference)	2,278	187,577
Salzgitter AG	2,273	217,866
SAP AG	63,399	3,087,550
Siemens AG (Registered)^	61,015	5,650,037
Solarworld AG	5,370	130,446
Suedzucker AG	4,248	86,096
Symrise AG^	15,392	293,486
ThyssenKrupp AG^	124,385	4,282,902
TUI AG*	12,203	125,894
United Internet AG*	7,184	108,386
Volkswagen AG	5,531	909,175
Volkswagen AG (Preference)	6,445	750,636
Wacker Chemie AG	894	139,445

		116,849,167

Greece (0.3%)
Alpha Bank AE*	21,095	388,954
Coca Cola Hellenic Bottling Co. S.A.	11,187	297,779
EFG Eurobank Ergasias S.A.*	20,706	325,726
Hellenic Petroleum S.A.	6,982	79,285
Hellenic Telecommunications Organization S.A.	18,444	304,987
Marfin Investment Group S.A.*	47,121	202,726
National Bank of Greece S.A.*	38,149	1,367,721
OPAP S.A.	13,676	352,625
Piraeus Bank S.A.*	29,854	553,513
Public Power Corp. S.A.*	6,689	148,881
Titan Cement Co. S.A.	3,301	114,000

		4,136,197

Hong Kong (2.8%)
ASM Pacific Technology Ltd.	23,300	165,203
Bank of East Asia Ltd.	89,554	323,548
BOC Hong Kong Holdings Ltd.	237,000	519,868
Cathay Pacific Airways Ltd.*	67,000	105,816
Cheung Kong Holdings Ltd.	609,000	7,728,357
Cheung Kong Infrastructure Holdings Ltd.	29,000	103,651
China Mobile Ltd.	30,000	292,643
Chinese Estates Holdings Ltd.	47,000	79,445
CLP Holdings Ltd.	130,000	882,317
CNOOC Ltd.	2,682,100	3,606,103
Esprit Holdings Ltd.^	824,358	5,531,141
Genting Singapore plc*	236,000	187,641
Hang Lung Group Ltd.	52,000	260,334
Hang Lung Properties Ltd.	638,000	2,350,294
Hang Seng Bank Ltd.	49,700	716,317
Henderson Land Development Co., Ltd.	69,000	454,062
Hong Kong & China Gas Co., Ltd.	245,000	618,977
Hong Kong Aircraft Engineering Co., Ltd.	8,000	95,586
Hong Kong Exchanges and Clearing Ltd.	64,800	1,174,754
HongKong Electric Holdings Ltd.	90,000	493,545
Hopewell Highway Infrastructure Ltd.	7,350	4,514
Hopewell Holdings Ltd.	40,500	127,248
Hutchison Whampoa Ltd.	135,000	974,607
Hysan Development Co., Ltd.	34,448	86,231
Kerry Properties Ltd.	41,000	219,282
Li & Fung Ltd.	134,000	540,319
Lifestyle International Holdings Ltd.	80,500	121,944
Link REIT (REIT)	126,636	278,761
Mongolia Energy Co., Ltd.*	214,000	75,935
MTR Corp.	92,105	319,691
New World Development Ltd.	166,910	359,231
Noble Group Ltd.^	1,192,000	2,073,191
NWS Holdings Ltd.	47,608	92,144
Orient Overseas International Ltd.	25,500	130,296
PCCW Ltd.	227,974	59,420
Shangri-La Asia Ltd.	84,000	158,244
Sino Land Co., Ltd.	109,118	195,425
Sun Hung Kai Properties Ltd.	178,000	2,622,899
Swire Pacific Ltd., Class A	46,000	540,719
Television Broadcasts Ltd.	16,000	68,954
Wharf Holdings Ltd.	82,000	435,391
Wheelock & Co., Ltd.	59,000	193,366
Wing Hang Bank Ltd.	10,000	98,386
Yue Yuen Industrial Holdings Ltd.	42,500	117,902

		35,583,702

India (0.7%)
ICICI Bank Ltd. (ADR)	172,139	6,637,680

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Reliance Industries Ltd. (GDR)*§	21,700	$1,986,314

		8,623,994

Ireland (0.7%)
CRH plc	107,063	2,972,987
Elan Corp. plc*	29,254	209,806
Experian plc	65,974	555,122
Julius Baer Holding AG (Registered)	83,277	4,158,627
Kerry Group plc, Class A	8,769	250,226
Ryanair Holdings plc (ADR)*	3,506	101,814
Shire plc	36,765	636,915

		8,885,497

Israel (0.4%)
Teva Pharmaceutical Industries Ltd. (ADR)	106,655	5,392,477

Italy (3.2%)
A2A S.p.A.	80,318	157,847
ACEA S.p.A.	5,476	71,679
Alleanza Assicurazioni S.p.A.	23,547	212,431
Assicurazioni Generali S.p.A.	66,445	1,821,161
Atlantia S.p.A.	16,509	400,305
Autogrill S.p.A.*	11,962	144,588
Banca Carige S.p.A.	41,203	123,001
Banca Monte dei Paschi di Siena S.p.A.	156,358	334,515
Banca Popolare Societa Cooperativa	170,970	1,300,983
Banco Popolare S.c.a.r.l.*	38,614	370,396
Enel S.p.A.	812,380	5,156,404
ENI S.p.A.^	332,870	8,319,759
Exor S.p.A.	4,121	76,285
Fiat S.p.A.*	46,826	602,316
Finmeccanica S.p.A.	24,316	429,840
Fondiaria-Sai S.p.A.	8,164	171,675
Intesa Sanpaolo S.p.A.*	1,270,416	5,569,583
Italcementi S.p.A.	8,329	128,220
Lottomatica S.p.A.	3,478	77,921
Luxottica Group S.p.A.*	7,406	191,825
Mediaset S.p.A.	49,210	344,215
Mediobanca S.p.A.	33,112	452,565
Mediolanum S.p.A.	25,745	179,140
Parmalat S.p.A.	100,232	277,068
Pirelli & C S.p.A.*	307,590	164,741
Prysmian S.p.A.	6,190	116,125
Saipem S.p.A.	17,008	512,209
Saras S.p.A.	19,020	73,409
Snam Rete Gas S.p.A.	90,582	440,739
Telecom Italia S.p.A.	1,869,502	3,280,147
Telecom Italia S.p.A. (RNC)	1,360,562	1,672,422
Terna Rete Elettrica Nazionale S.p.A.	76,946	300,076
UniCredit S.p.A.*^	1,628,213	6,361,663
Unione di Banche Italiane S.c.p.A.	34,990	537,115
Unipol Gruppo Finanziario S.p.A.*	78,285	118,797

		40,491,165

Japan (16.3%)
77 Bank Ltd.	22,000	125,483
ABC-Mart, Inc.	3,000	93,411
Acom Co., Ltd.	3,070	47,265
Advantest Corp.	8,700	241,330
Aeon Co., Ltd.^	272,700	2,609,584
Aeon Credit Service Co., Ltd.	9,200	92,651
Aeon Mall Co., Ltd.	6,400	133,255
Aioi Insurance Co., Ltd.	29,000	147,964
Aisin Seiki Co., Ltd.	11,400	278,126
Ajinomoto Co., Inc.	44,000	440,662
Alfresa Holdings Corp.	1,700	69,314
All Nippon Airways Co., Ltd.	58,000	166,702
Amada Co., Ltd.	20,000	134,574
Aozora Bank Ltd.*	78,000	112,962
Asahi Breweries Ltd.	26,000	475,597
Asahi Glass Co., Ltd.	65,000	524,982
Asahi Kasei Corp.	77,000	392,012
Asics Corp.	9,000	83,719
Astellas Pharma, Inc.	42,400	1,742,951
Bank of Kyoto Ltd.	20,000	183,813
Bank of Yokohama Ltd.	76,000	372,528
Benesse Holdings, Inc.	4,800	235,281
Bridgestone Corp.	38,300	687,365
Brother Industries Ltd.	15,100	181,001
Canon Marketing Japan, Inc.	3,900	69,037
Canon, Inc.	91,600	3,704,205
Casio Computer Co., Ltd.	15,200	124,120
Central Japan Railway Co.	103	740,099
Chiba Bank Ltd.	49,000	303,504
Chubu Electric Power Co., Inc.	41,800	1,015,140
Chugai Pharmaceutical Co., Ltd.	14,300	295,829
Chugoku Bank Ltd.	9,000	113,998
Chugoku Electric Power Co., Inc.	17,000	373,843
Chuo Mitsui Trust Holdings, Inc.	56,000	207,742
Citizen Holdings Co., Ltd.	20,700	116,454
Coca-Cola West Co., Ltd.	3,200	62,635
Cosmo Oil Co., Ltd.	35,000	97,477
Credit Saison Co., Ltd.	10,500	123,523
Dai Nippon Printing Co., Ltd.	41,000	564,541
Daicel Chemical Industries Ltd.	16,000	96,608
Daido Steel Co., Ltd.	17,000	61,739
Daihatsu Motor Co., Ltd.	12,000	122,587
Daiichi Sankyo Co., Ltd.	43,800	904,154
Daikin Industries Ltd.	121,164	4,359,825
Dainippon Sumitomo Pharma Co., Ltd.	10,300	112,334
Daito Trust Construction Co., Ltd.	4,600	200,880
Daiwa House Industry Co., Ltd.	33,000	345,569
Daiwa Securities Group, Inc.^	1,263,000	6,514,443
DeNA Co., Ltd.	17	46,967
Denki Kagaku Kogyo KK	27,000	111,291
Denso Corp.	31,400	923,478
Dentsu, Inc.	11,100	258,441
DIC Corp.	34,000	48,482
Dowa Holdings Co., Ltd.	16,000	96,964
East Japan Railway Co.	29,100	2,094,202
Eisai Co., Ltd.	15,400	579,870
Electric Power Development Co., Ltd.	9,000	285,245
Elpida Memory, Inc.*	12,900	169,145
FamilyMart Co., Ltd.^	57,400	1,848,003
Fanuc Ltd.	12,100	1,085,111
Fast Retailing Co., Ltd.	3,100	392,313
Fuji Electric Holdings Co., Ltd.	66,000	122,052
Fuji Heavy Industries Ltd.*	33,000	128,302
Fuji Media Holdings, Inc.	55	90,069
Fujifilm Holdings Corp.	31,000	928,981
Fujitsu Ltd.^	344,000	2,249,518
Fukuoka Financial Group, Inc.	54,000	224,386
Furukawa Electric Co., Ltd.	41,000	166,713
GS Yuasa Corp.	25,000	228,374
Gunma Bank Ltd.	22,000	121,072
Hachijuni Bank Ltd.	31,000	172,673
Hakuhodo DY Holdings, Inc.	1,330	72,453
Hankyu Hanshin Holdings, Inc.	67,000	320,949
Hikari Tsushin, Inc.	3,100	67,722
Hino Motors Ltd.	31,000	117,763
Hirose Electric Co., Ltd.	2,000	225,478
Hiroshima Bank Ltd.	27,000	111,591

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Hisamitsu Pharmaceutical Co., Inc.	3,700	$150,036
Hitachi Chemical Co., Ltd.	6,000	122,587
Hitachi Construction Machinery Co., Ltd.	6,900	148,123
Hitachi High-Technologies Corp.	3,900	81,550
Hitachi Ltd.*	219,000	673,358
Hitachi Metals Ltd.	9,000	92,141
Hokkaido Electric Power Co., Inc.	13,100	272,610
Hokuhoku Financial Group, Inc.	67,000	156,743
Hokuriku Electric Power Co.	12,100	308,010
Honda Motor Co., Ltd.	233,100	7,180,098
HOYA Corp.	24,800	585,707
Ibiden Co., Ltd.	8,100	301,387
Idemitsu Kosan Co., Ltd.	1,400	115,568
IHI Corp.*	75,000	152,064
INPEX Corp.	51	435,203
Isetan Mitsukoshi Holdings Ltd.	19,600	225,117
Isuzu Motors Ltd.	82,000	173,564
Ito En Ltd.	7,500	138,863
ITOCHU Corp.	92,000	609,815
ITOCHU Techno-Solutions Corp.	3,500	107,809
Iyo Bank Ltd.	16,000	144,377
J. Front Retailing Co., Ltd.	33,000	198,886
Jafco Co., Ltd.	3,900	119,261
Japan Airlines Corp.*	48,000	70,584
Japan Petroleum Exploration Co.	1,600	81,635
Japan Prime Realty Investment Corp. (REIT)	32	77,785
Japan Real Estate Investment Corp. (REIT)	32	261,661
Japan Retail Fund Investment Corp. (REIT)	20	108,506
Japan Steel Works Ltd.	19,000	218,437
Japan Tobacco, Inc.	551	1,890,581
JFE Holdings, Inc.	31,400	1,077,391
JGC Corp.	13,000	265,894
Joyo Bank Ltd.	45,000	221,077
JS Group Corp.	15,200	266,696
JSR Corp.	10,100	207,029
JTEKT Corp.	12,400	144,493
Jupiter Telecommunications Co., Ltd.	156	150,847
Kajima Corp.	46,000	117,863
Kamigumi Co., Ltd.	17,000	138,818
Kaneka Corp.	19,000	136,523
Kansai Electric Power Co., Inc.	48,900	1,182,120
Kansai Paint Co., Ltd.	14,000	109,174
Kao Corp.	33,000	816,131
Kawasaki Heavy Industries Ltd.	86,000	218,437
Kawasaki Kisen Kaisha Ltd.*	33,000	122,420
KDDI Corp.	520	2,931,209
Keihin Electric Express Railway Co., Ltd.	33,000	279,764
Keio Corp.	37,000	252,671
Keisei Electric Railway Co., Ltd.	18,000	119,512
Keyence Corp.	2,500	534,173
Kikkoman Corp.	10,000	124,547
Kinden Corp.	8,000	66,930
Kintetsu Corp.	105,000	405,893
Kirin Holdings Co., Ltd.	51,000	781,775
Kobe Steel Ltd.*	170,000	297,332
Komatsu Ltd.	97,800	1,832,558
Konami Corp.	6,400	130,474
Konica Minolta Holdings, Inc.	27,500	260,709
Kubota Corp.	107,000	890,425
Kuraray Co., Ltd.	20,500	223,807
Kurita Water Industries Ltd.	6,300	225,990
Kyocera Corp.	28,200	2,616,900
Kyowa Hakko Kirin Co., Ltd.	15,000	189,996
Kyushu Electric Power Co., Inc.	23,200	525,951
Lawson, Inc.	4,000	185,819
Leopalace21 Corp.	7,300	58,634
Mabuchi Motor Co., Ltd.	1,900	96,730
Makita Corp.	7,300	231,772
Marubeni Corp.	1,607,000	8,109,742
Marui Group Co., Ltd.	16,300	116,759
Maruichi Steel Tube Ltd.	2,100	41,993
Matsui Securities Co., Ltd.	14,200	115,796
Mazda Motor Corp.*	59,000	132,112
McDonald’s Holdings Co. Japan Ltd.	4,100	81,986
Mediceo Paltac Holdings Co., Ltd.	9,400	132,259
MEIJI Holdings Co. Ltd.*	4,155	177,281
Minebea Co., Ltd.	23,000	105,565
Mitsubishi Chemical Holdings Corp.	186,000	772,885
Mitsubishi Corp.	174,600	3,532,263
Mitsubishi Electric Corp.*	120,000	909,040
Mitsubishi Estate Co., Ltd.	76,000	1,195,477
Mitsubishi Gas Chemical Co., Inc.	25,000	135,910
Mitsubishi Heavy Industries Ltd.	211,000	799,198
Mitsubishi Logistics Corp.	7,000	84,766
Mitsubishi Materials Corp.*	66,000	182,343
Mitsubishi Motors Corp.*	233,000	384,159
Mitsubishi Rayon Co., Ltd.	31,000	106,367
Mitsubishi Tanabe Pharma Corp.^	77,000	1,026,781
Mitsubishi UFJ Financial Group, Inc.	867,900	4,660,255
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,330	100,532
Mitsui & Co., Ltd.	253,800	3,319,347
Mitsui Chemicals, Inc.	41,000	146,159
Mitsui Engineering & Shipbuilding Co., Ltd	40,000	103,827
Mitsui Fudosan Co., Ltd.	136,000	2,301,387
Mitsui Mining & Smelting Co., Ltd.*	33,000	84,554
Mitsui O.S.K. Lines Ltd.	74,000	438,567
Mitsui Sumitomo Insurance Group Holdings, Inc.	26,800	738,929
Mitsumi Electric Co., Ltd	4,700	101,472
Mizuho Financial Group, Inc.	5,243,800	10,398,222
Mizuho Securities Co., Ltd.	30,000	109,285
Mizuho Trust & Banking Co., Ltd.*	97,000	102,657
Murata Manufacturing Co., Ltd.^	23,700	1,124,737
Namco Bandai Holdings, Inc.	11,100	113,640
NEC Corp.*	116,000	364,418
NGK Insulators Ltd.	16,000	370,746
NGK Spark Plug Co., Ltd.	11,000	140,433
NHK Spring Co., Ltd.	19,000	156,843
Nidec Corp.	16,000	1,299,393
Nikon Corp.	22,000	402,429
Nintendo Co., Ltd.	8,600	2,203,531
Nippon Building Fund, Inc. (REIT)	29	258,776
Nippon Electric Glass Co., Ltd.	25,000	228,096
Nippon Express Co., Ltd.	47,000	191,110
Nippon Meat Packers, Inc.	10,000	128,558
Nippon Mining Holdings, Inc.	53,000	260,970
Nippon Oil Corp.	76,000	426,714
Nippon Paper Group, Inc.	5,100	147,151
Nippon Sheet Glass Co., Ltd.	39,000	130,340
Nippon Steel Corp.	329,000	1,202,161
Nippon Telegraph & Telephone Corp.	103,400	4,791,890
Nippon Yusen KK	63,000	243,536
Nipponkoa Insurance Co., Ltd.	44,000	275,475
See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Nishi-Nippon City Bank Ltd.	46,000	$116,326
Nissan Chemical Industries Ltd.	8,000	115,323
Nissan Motor Co., Ltd.*	571,400	3,863,865
Nissay Dowa General Insurance Co., Ltd.	21,000	107,380
Nisshin Seifun Group, Inc.	11,500	160,909
Nisshin Steel Co., Ltd.	48,000	85,557
Nisshinbo Holdings, Inc.	7,000	74,472
Nissin Food Holdings Co., Ltd.	4,900	188,325
Nitori Co., Ltd.	2,250	191,751
Nitto Denko Corp.	10,000	306,355
NOK Corp.	6,400	95,396
Nomura Holdings, Inc.^	190,900	1,176,045
Nomura Real Estate Holdings, Inc.	7,200	117,026
Nomura Real Estate Office Fund, Inc. (REIT)	18	119,713
Nomura Research Institute Ltd.	7,200	171,247
NSK Ltd.	24,000	148,922
NTN Corp.	24,000	99,460
NTT Data Corp.	76	243,498
NTT DoCoMo, Inc.	986	1,575,140
NTT Urban Development Corp.	66	60,585
Obayashi Corp.	35,000	153,233
Obic Co., Ltd.	400	67,688
Odakyu Electric Railway Co., Ltd	38,000	342,895
OJI Paper Co., Ltd.	51,000	230,101
Olympus Corp.	16,900	448,081
Omron Corp.	14,300	269,862
Ono Pharmaceutical Co., Ltd.	5,500	286,136
Onward Holdings Co., Ltd.	7,000	52,092
Oracle Corp. Japan	2,200	98,034
Oriental Land Co., Ltd.	3,400	239,381
ORIX Corp.	6,620	404,140
Osaka Gas Co., Ltd.	126,000	442,155
OSAKA Titanium Technologies Co.	2,200	62,987
Otsuka Corp.	1,900	113,663
Panasonic Corp.	124,700	1,837,889
Panasonic Electric Works Co., Ltd.	22,000	262,976
Promise Co., Ltd.*	3,450	18,833
Rakuten, Inc.	496	330,427
Resona Holdings, Inc.	31,400	404,022
Ricoh Co., Ltd.	43,000	626,569
Rinnai Corp.	2,300	108,639
Rohm Co., Ltd.	6,500	454,743
Sankyo Co., Ltd.	3,100	194,085
Santen Pharmaceutical Co., Ltd.	4,100	150,727
Sanyo Electric Co., Ltd.*	119,000	282,371
Sapporo Hokuyo Holdings, Inc.	35,200	125,091
Sapporo Holdings Ltd.	15,000	76,533
SBI Holdings, Inc.	1,074	212,491
Secom Co., Ltd.	12,500	629,421
Sega Sammy Holdings, Inc.	11,800	153,539
Seiko Epson Corp.	8,200	122,957
Sekisui Chemical Co., Ltd.	24,000	139,564
Sekisui House Ltd.	31,000	279,730
Seven & I Holdings Co., Ltd.	49,300	1,180,805
Seven Bank Ltd.	24	59,355
Sharp Corp.^	212,000	2,356,999
Shikoku Electric Power Co., Inc.	11,000	335,766
Shimadzu Corp.	16,000	115,858
Shimamura Co., Ltd.	1,300	127,589
Shimano, Inc.	3,900	168,573
Shimizu Corp.	36,000	141,570
Shin-Etsu Chemical Co., Ltd.	34,700	2,133,838
Shinko Electric Industries Co., Ltd.	7,900	140,724
Shinsei Bank Ltd.*	99,000	152,197
Shionogi & Co., Ltd.	19,000	449,786
Shiseido Co., Ltd.	21,000	366,123
Shizuoka Bank Ltd.	42,000	443,558
Showa Denko KK	76,000	154,938
Showa Shell Sekiyu KK	12,100	132,235
SMC Corp.^	5,300	651,835
Softbank Corp.	48,000	1,055,021
Sojitz Corp.	79,100	150,683
Sompo Japan Insurance, Inc.	54,000	363,349
Sony Corp.^	152,600	4,513,485
Sony Financial Holdings, Inc.	60	172,383
Square Enix Holdings Co., Ltd.	3,600	97,454
Stanley Electric Co., Ltd.	9,700	196,669
Sumco Corp.^	96,100	2,183,969
Sumitomo Chemical Co., Ltd.	96,000	399,978
Sumitomo Corp.^	133,500	1,375,675
Sumitomo Electric Industries Ltd.	46,200	604,231
Sumitomo Heavy Industries Ltd.*	37,000	180,538
Sumitomo Metal Industries Ltd.	227,000	558,870
Sumitomo Metal Mining Co., Ltd.	31,000	509,040
Sumitomo Mitsui Financial Group, Inc.^	128,400	4,477,157
Sumitomo Realty & Development Co., Ltd.	23,000	420,977
Sumitomo Rubber Industries Ltd.	9,800	92,470
Sumitomo Trust & Banking Co., Ltd.	87,000	462,307
Suruga Bank Ltd.	12,000	113,496
Suzuken Co., Ltd.	3,700	127,778
Suzuki Motor Corp.	22,700	529,789
T&D Holdings, Inc.	14,750	399,293
Taiheiyo Cement Corp.*	58,000	77,536
Taisei Corp.	51,000	101,131
Taisho Pharmaceutical Co., Ltd.	8,000	161,756
Taiyo Nippon Sanso Corp.	19,000	226,269
Takashimaya Co., Ltd.	19,000	151,975
Takeda Pharmaceutical Co., Ltd.	47,200	1,966,557
TDK Corp.	7,000	404,723
Teijin Ltd.	63,000	196,513
Terumo Corp.	11,200	616,365
THK Co., Ltd.	7,700	150,800
Tobu Railway Co., Ltd.	47,000	286,927
Toho Co., Ltd.	7,300	123,693
Toho Gas Co., Ltd.	27,000	123,322
Tohoku Electric Power Co., Inc.	26,200	583,746
Tokio Marine Holdings, Inc.	46,400	1,343,954
Tokuyama Corp.	14,000	102,624
Tokyo Broadcasting System Holdings, Inc.	4,400	74,849
Tokyo Electric Power Co., Inc.	152,000	3,987,746
Tokyo Electron Ltd.	11,000	702,167
Tokyo Gas Co., Ltd.	141,000	585,896
Tokyo Steel Manufacturing Co., Ltd.	6,200	75,976
Tokyo Tatemono Co., Ltd.	32,000	156,498
Tokyu Corp.	76,000	364,062
Tokyu Land Corp.	26,000	103,983
TonenGeneral Sekiyu KK	18,000	175,859
Toppan Printing Co., Ltd.	32,000	303,013
Toray Industries, Inc.	80,000	484,821
Toshiba Corp.*^	823,000	4,318,309
Tosoh Corp.	29,000	73,336
TOTO Ltd.	17,000	106,433
Toyo Seikan Kaisha Ltd.	11,400	219,326
Toyo Suisan Kaisha Ltd.	5,000	135,353
Toyoda Gosei Co., Ltd.	3,700	108,199

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Toyota Boshoku Corp.	7,700	$151,916
Toyota Industries Corp.	12,300	337,765
Toyota Motor Corp.	175,600	6,983,702
Toyota Tsusho Corp.	11,600	174,972
Trend Micro, Inc.	6,000	223,918
Tsumura & Co.	3,900	140,768
Ube Industries Ltd.	65,000	170,891
Unicharm Corp.	2,500	237,286
UNY Co., Ltd.	11,000	82,348
Ushio, Inc.	7,600	132,502
USS Co., Ltd.	1,400	83,440
West Japan Railway Co.	103	390,130
Yahoo! Japan Corp.^	1,920	652,370
Yakult Honsha Co., Ltd.	6,200	165,421
Yamada Denki Co., Ltd.	5,560	376,592
Yamaguchi Financial Group, Inc.	15,000	155,573
Yamaha Corp.	10,700	126,591
Yamaha Motor Co., Ltd.	12,900	159,085
Yamato Holdings Co., Ltd.	24,000	394,363
Yamato Kogyo Co., Ltd.	2,300	64,825
Yamazaki Baking Co., Ltd.	7,000	94,825
Yaskawa Electric Corp.	14,000	101,064
Yokogawa Electric Corp.	13,000	115,134

		209,183,707

Luxembourg (0.5%)
ArcelorMittal S.A.^	129,457	4,840,215
Millicom International Cellular S.A. (SDR)*	5,017	366,307
SES S.A. (FDR)	17,335	393,191
Tenaris S.A.	30,752	548,111

		6,147,824

Mexico (0.8%)
America Movil S.A.B. de C.V. (ADR) .	10,239	448,776
Cemex S.A.B. de C.V. (ADR)*	712,109	9,200,448
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	9,987	380,005
Fresnillo plc	10,981	135,481

		10,164,710

Netherlands (3.7%)
Aegon N.V.*	91,493	776,674
Akzo Nobel N.V.	14,400	892,093
ASML Holding N.V.^	193,360	5,687,362
Corio N.V. (REIT)	2,947	203,248
European Aeronautic Defence and Space Co. N.V.	24,950	560,255
Fugro N.V. (CVA)	4,163	240,418
Heineken Holding N.V.	6,300	256,983
Heineken N.V.	15,717	724,598
ING Groep N.V. (CVA)*	169,561	3,027,151
James Hardie Industries N.V. (CDI)*	24,740	171,550
Koninklijke (Royal) KPN N.V.	109,626	1,818,374
Koninklijke Ahold N.V.	246,305	2,962,738
Koninklijke Boskalis Westminster N.V.	3,406	116,331
Koninklijke DSM N.V.	9,108	380,520
Koninklijke Philips Electronics N.V.^	75,241	1,832,129
QIAGEN N.V.*	12,012	254,878
Randstad Holding N.V.*^	67,420	2,911,922
Reed Elsevier N.V.	88,199	995,099
Royal Dutch Shell plc, Class A	503,034	14,367,414
Royal Dutch Shell plc, Class B	171,921	4,769,756
SBM Offshore N.V.	8,134	172,949
TNT N.V.	22,230	596,605
Unilever N.V. (CVA)	104,592	3,014,412
Wolters Kluwer N.V.	38,640	825,257

		47,558,716

New Zealand (0.1%)
Auckland International Airport Ltd.	55,998	75,221
Contact Energy Ltd.*	17,601	73,218
Fletcher Building Ltd.	32,434	195,589
Sky City Entertainment Group Ltd.	59,121	138,766
Telecom Corp. of New Zealand Ltd.	395,293	762,413

		1,245,207

Norway (0.5%)
DnB NOR ASA*	47,600	551,313
Norsk Hydro ASA*	40,797	271,505
Orkla ASA	46,732	440,532
Renewable Energy Corp. A/S*	23,604	207,185
StatoilHydro ASA	190,850	4,292,068
Telenor ASA*	54,800	634,705
Yara International ASA	12,500	393,432

		6,790,740

Portugal (0.2%)
Banco Comercial Portugues S.A. (Registered)	127,182	188,159
Banco Espirito Santo S.A. (Registered)	32,154	228,205
Brisa Auto-Estradas de Portugal S.A.	35,266	347,312
Cimpor Cimentos de Portugal SGPS S.A.	15,360	126,883
EDP - Energias de Portugal S.A.	118,076	540,822
Galp Energia SGPS S.A., Class B	22,664	392,014
Jeronimo Martins SGPS S.A.	12,586	110,230
Portugal Telecom SGPS S.A. (Registered)	35,011	370,673

		2,304,298

Singapore (1.3%)
Ascendas Real Estate Investment Trust (REIT)	77,000	105,498
CapitaLand Ltd.^	2,475,500	6,537,366
CapitaMall Trust (REIT)	138,000	181,237
City Developments Ltd.	32,000	234,437
ComfortDelgro Corp., Ltd.	120,000	137,153
Cosco Corp. (Singapore) Ltd.	106,000	90,299
DBS Group Holdings Ltd.	110,000	1,037,021
Fraser and Neave Ltd.	62,000	174,735
Golden Agri-Resources Ltd.*	346,788	105,859
Jardine Cycle & Carriage Ltd.	8,000	138,005
Keppel Corp., Ltd.	82,000	471,515
Neptune Orient Lines Ltd.	105,000	132,680
Olam International Ltd.	69,000	122,458
Oversea-Chinese Banking Corp., Ltd.	162,289	904,390
SembCorp Industries Ltd.	63,000	151,613
SembCorp Marine Ltd.	47,000	106,102
Singapore Airlines Ltd.	227,000	2,220,608
Singapore Airport Services	24,820	39,821
Singapore Exchange Ltd.	49,000	292,890
Singapore Press Holdings Ltd.	108,000	295,943
Singapore Technologies Engineering Ltd.	75,000	146,417
Singapore Telecommunications Ltd.	504,000	1,162,815
StarHub Ltd.	37,000	56,998
United Overseas Bank Ltd.	79,000	941,057
UOL Group Ltd.	61,000	148,965
Wilmar International Ltd.	81,000	363,412

		16,299,294

South Korea (0.0%)
Samsung Electronics Co., Ltd.	730	504,944

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Spain (4.7%)
Abertis Infraestructuras S.A.	19,302	$438,089
Acciona S.A.	1,727	235,030
Acerinox S.A.	8,964	192,696
ACS Actividades de Construccion y Servicios S.A.	8,782	458,015
Banco Bilbao Vizcaya Argentaria S.A.^	689,145	12,232,624
Banco de Sabadell S.A.	52,458	388,044
Banco de Valencia S.A.	13,653	128,066
Banco Popular Espanol S.A.	46,047	461,573
Banco Santander S.A.	734,063	11,816,102
Bankinter S.A.	21,660	273,379
Cintra Concesiones de Infraestructuras de Transporte S.A.	12,995	151,274
Criteria Caixacorp S.A.	49,971	256,669
EDP Renovaveis S.A.*	13,977	153,706
Enagas S.A.	10,231	213,793
Fomento de Construcciones y Contratas S.A.	2,856	133,738
Gamesa Corp. Tecnologica S.A.^	287,604	6,443,448
Gas Natural SDG S.A.	13,712	302,988
Gestevision Telecinco S.A.	13,047	164,576
Grifols S.A.	8,193	156,040
Grupo Ferrovial S.A.	4,045	193,500
Iberdrola Renovables S.A.	54,146	266,228
Iberdrola S.A.	232,287	2,279,145
Iberia Lineas Aereas de Espana S.A.*	27,232	84,721
Inditex S.A.^	22,516	1,291,922
Indra Sistemas S.A.	5,300	132,158
Mapfre S.A.	49,658	222,143
Red Electrica Corporacion S.A.	7,419	379,655
Repsol YPF S.A.	46,150	1,255,450
Sacyr Vallehermoso S.A.	8,962	169,637
Telefonica S.A.^	719,656	19,856,363
Zardoya Otis S.A.	7,731	167,774

		60,898,546

Sweden (1.7%)
Alfa Laval AB	21,955	257,614
Assa Abloy AB, Class B	18,534	301,219
Atlas Copco AB, Class A	87,489	1,126,971
Atlas Copco AB, Class B	23,417	267,043
Electrolux AB, Class B*^	52,128	1,192,655
Getinge AB, Class B	11,699	196,344
Hennes & Mauritz AB, Class B	32,037	1,799,147
Holmen AB, Class B	3,021	83,202
Husqvarna AB, Class B*	25,026	173,748
Investor AB, Class B	29,521	538,855
Lundin Petroleum AB*	12,575	101,915
Nordea Bank AB	205,141	2,065,726
Sandvik AB	61,756	682,108
Scania AB, Class B	20,462	253,891
Securitas AB, Class B	18,534	178,924
Skandinaviska Enskilda Banken AB, Class A*	93,225	628,512
Skanska AB, Class B	26,436	387,931
SKF AB, Class B	24,822	389,883
SSAB AB, Class A	11,529	178,607
SSAB AB, Class B	9,677	136,729
Svenska Cellulosa AB, Class B	216,660	2,936,930
Svenska Handelsbanken AB, Class A	30,016	766,401
Swedbank AB, Class A*	20,661	197,086
Swedish Match AB	16,118	323,685
Tele2 AB, Class B	17,429	231,258
Telefonaktiebolaget LM Ericsson, Class B	392,564	3,941,773
TeliaSonera AB	145,148	953,586
Volvo AB, Class A	31,042	278,300
Volvo AB, Class B	153,426	1,419,521

		21,989,564

Switzerland (8.4%)
ABB Ltd. (Registered)*^	349,005	7,005,022
Actelion Ltd. (Registered)*	60,062	3,729,605
Adecco S.A. (Registered)^	51,223	2,723,523
Aryzta AG*	5,059	205,035
Baloise Holding AG (Registered)	2,857	272,935
BKW FMB Energie AG	905	78,510
Cie Financiere Richemont S.A., Class A	33,940	958,953
Credit Suisse Group AG (Registered)	300,017	16,646,702
Geberit AG (Registered)	2,618	402,186
Givaudan S.A. (Registered)	473	354,647
Holcim Ltd. (Registered)*	26,699	1,831,804
Kuehne & Nagel International AG (Registered)	3,218	279,630
Lindt & Spruengli AG	48	116,538
Lindt & Spruengli AG (Registered)	6	166,516
Logitech International S.A. (Registered)*	11,052	201,459
Lonza Group AG (Registered)^	80,912	8,822,789
Nestle S.A. (Registered)	366,240	15,606,638
Nobel Biocare Holding AG (Registered)	6,563	217,226
Novartis AG (Registered)	231,539	11,584,770
Pargesa Holding S.A	1,732	149,584
Roche Holding AG	52,531	8,490,729
Schindler Holding AG	5,334	368,925
SGS S.A. (Registered)	305	410,571
Sonova Holding AG	2,962	298,687
STMicroelectronics N.V.	40,971	386,050
Straumann Holding AG (Registered)	447	115,708
Swatch Group AG	1,977	465,682
Swatch Group AG (Registered)	2,835	128,851
Swiss Life Holding AG (Registered)*	1,913	226,318
Swiss Reinsurance Co., Ltd	21,150	954,740
Swisscom AG (Registered)	1,589	568,486
Syngenta AG (Registered)	6,081	1,397,169
Transocean Ltd.*	154,342	13,200,871
UBS AG (Registered)*	225,210	4,122,584
Xstrata plc*	147,475	2,174,214
Zurich Financial Services AG	12,332	2,933,357

		107,597,014

Taiwan (1.2%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,442,693	15,811,915

United Kingdom (16.6%)
3i Group plc	80,271	370,231
Admiral Group plc	10,582	195,667
AMEC plc	18,989	229,122
Anglo American plc*	82,631	2,631,891
Antofagasta plc	23,664	287,232
Associated British Foods plc	212,633	2,878,271
AstraZeneca plc	164,361	7,365,366
Autonomy Corp. plc*	159,994	4,165,262
Aviva plc	636,998	4,561,740
BAE Systems plc	222,841	1,243,618
Balfour Beatty plc	33,527	172,531
Barclays plc*	1,208,995	7,148,975

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Berkeley Group Holdings plc*	5,074	$71,846
BG Group plc	269,724	4,685,616
BHP Billiton plc	139,437	3,806,128
BP plc	2,469,907	21,828,469
British Airways plc*	32,961	116,152
British American Tobacco plc	126,124	3,956,722
British Land Co. plc (REIT)	91,178	692,443
British Sky Broadcasting Group plc	74,024	676,093
BT Group plc	1,049,401	2,180,230
Bunzl plc	19,206	194,754
Burberry Group plc	105,430	848,362
Cable & Wireless plc	155,435	356,466
Cadbury plc	83,660	1,073,621
Cairn Energy plc*	8,823	392,980
Capita Group plc	38,538	444,984
Carnival plc	10,411	354,729
Carphone Warehouse Group plc	48,472	148,114
Centrica plc	1,083,163	4,355,339
Cobham plc	68,479	239,564
Compass Group plc	110,992	678,131
Diageo plc	156,994	2,408,640
Drax Group plc	131,794	993,104
Eurasian Natural Resources Corp	20,634	289,037
F&C Asset Management plc	16,235	20,108
Firstgroup plc	30,879	204,158
Friends Provident Group plc	162,353	215,874
G4S plc	81,234	286,392
GlaxoSmithKline plc	593,195	11,655,839
Hammerson plc (REIT)	41,866	263,819
Home Retail Group plc	50,140	217,877
HSBC Holdings plc	2,199,084	25,190,710
ICAP plc	111,198	751,185
Imperial Tobacco Group plc	91,145	2,633,594
Intercontinental Hotels Group plc	13,714	178,076
International Power plc	98,545	455,145
Invensys plc	44,161	205,446
Investec plc	23,068	168,847
J Sainsbury plc	71,402	370,861
Johnson Matthey plc	13,759	305,207
Kazakhmys plc	12,230	209,917
Kingfisher plc	154,169	524,554
Ladbrokes plc	41,565	124,484
Land Securities Group plc (REIT)	49,070	490,133
Legal & General Group plc	380,834	534,377
Liberty International plc (REIT)	27,718	212,628
Lloyds Banking Group plc*	2,608,825	4,323,558
London Stock Exchange Group plc	8,502	116,309
Lonmin plc*	10,532	281,763
Man Group plc	210,320	1,113,239
Marks & Spencer Group plc	206,014	1,192,183
National Grid plc	158,481	1,529,790
Next plc	12,632	361,766
Old Mutual plc	648,173	1,035,878
Pearson plc	48,371	596,015
Petrofac Ltd	13,119	207,041
Prudential plc	277,225	2,664,929
Randgold Resources Ltd	4,697	328,485
Reckitt Benckiser Group plc	108,153	5,285,591
Reed Elsevier plc	69,181	517,760
Rexam plc	68,965	287,665
Rio Tinto plc	95,197	4,059,832
Rolls-Royce Group plc*	442,003	3,325,670
Royal Bank of Scotland Group plc*	1,093,024	924,939
RSA Insurance Group plc	757,134	1,618,998
SABMiller plc	56,919	1,372,663
Sage Group plc	83,932	313,073
Schroders plc	7,877	137,594
Scottish & Southern Energy plc	58,033	1,087,904
Segro plc (REIT)	38,416	225,625
Serco Group plc	27,788	224,267
Severn Trent plc	15,119	234,496
Smith & Nephew plc	57,079	511,293
Smiths Group plc	22,229	315,642
Standard Chartered plc	327,770	8,077,391
Standard Life plc	136,079	476,270
Tesco plc	1,195,689	7,635,918
Thomas Cook Group plc	276,705	1,027,268
Tomkins plc	56,667	170,801
TUI Travel plc	347,863	1,415,416
Tullow Oil plc	51,630	930,741
Unilever plc	82,758	2,351,577
United Utilities Group plc	44,265	323,008
Vedanta Resources plc	8,241	250,500
Vodafone Group plc	9,556,162	21,411,597
Whitbread plc	9,863	191,673
WM Morrison Supermarkets plc	223,560	990,744
Wolseley plc*	130,934	3,153,430
WPP plc	376,377	3,230,092

		213,091,055

United States (0.4%)
NII Holdings, Inc.*	138,672	4,157,387
Synthes, Inc.	3,963	477,640
Thomson Reuters Corp.	12,343	413,874

		5,048,901

Total Common Stocks (97.5%) (Cost $1,060,631,265)		1,251,344,671

	Number of Rights	Value (Note 1)
RIGHTS:
France (0.0%)
BNP Paribas, expiring 10/13/09*	182,730	395,749

Hong Kong (0.0%)
Genting Singapore plc, expiring 10/12/09*	47,200	10,555

Sweden (0.0%)
Swedbank AB, expiring 10/6/09*	20,661	40,751

Total Rights (0.0%) (Cost $14,947)		447,055

	Number of Warrants	Value (Note 1)
WARRANTS:
Italy (0.0%)
Mediobanca S.p.A., expiring 3/18/11*	31,536	2,241
Unione di Banche Italiane S.c.p.A., expiring 6/30/11*	34,990	4,168

		6,409

Singapore (0.0%)
Golden Agri-Resources Ltd., expiring 7/23/12*	20,155	1,860

Total Warrants (0.0%) (Cost $—)		8,269

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (1.4%)
BBVA Senior Finance S.A.
0.35%, 3/12/10(l)	$1,850,000	$1,849,471
Deutsche Bank Securities, Inc., Repurchase Agreement
0.08%, 10/1/09(r)(u)	9,854,605	9,854,605
General Electric Capital Corp.
0.40%, 3/12/10(l)	340,000	336,402
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09(h)(l)(s)	2,109,986	353,423
Monumental Global Funding II
0.43%, 5/26/10(l)	3,960,000	3,811,500
Pricoa Global Funding I
0.40%, 6/25/10(l)	2,529,811	2,381,690

Total Short-Term Investments of Cash Collateral for Securities Loaned		18,587,091

Time Deposit (1.4%)
JPMorgan Chase Nassau
0.000%, 10/1/09	17,847,969	17,847,969

Total Short-Term Investments (2.8%) (Cost/Amortized Cost $38,492,371)		36,435,060

Total Investments (100.3%) (Cost/Amortized Cost $1,099,138,583)		1,288,235,055
Other Assets Less Liabilities (-0.3%)		(4,147,203)

Net Assets (100%)		$1,284,087,852

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $0 or 0.0% of net assets) at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2009, the market value of these securities amounted to $1,986,314 or 0.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2009.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

(s)	Issuer in bankruptcy.

(u)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.000% –7.000%, maturing 4/1/18 to 11/1/38; Federal National Mortgage Association, 0.000% – 8.000%, maturing 10/1/18 to 7/1/39.

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

GDR — Global Depositary Receipt

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

FDR — Finnish Depositary Receipt

CDI — Chess Depositary Interest

PPS — Price Protected Share

Market Sector Diversification
As a Percentage of Total Net Assets
Consumer Discretionary		9.1%
Consumer Staples		7.9
Energy		9.3
Financials	3.6%
Capital Markets	14.8
Commercial Banks	0.1
Consumer Finance	0.6
Diversified Financial Services	3.4
Insurance	0.8
Real Estate Investment Trusts (REITs)	2.4
Real Estate Management & Development
Total Financials		25.7
Health Care		8.0
Industrials		11.8
Information Technology		6.5
Materials		7.8
Telecommunication Services		6.9
Utilities		4.5
Cash and Other		2.5

		100.0%

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

At September 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2009	Unrealized Appreciation/ (Depreciation)
Dow Jones EURO Stoxx 50 Index	40	December-09	$1,643,498	$1,672,316	$28,818
E-Mini MSCI EAFE Index	182	December-09	14,066,482	14,068,600	2,118

					$30,936

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$8,942,490	$108,623,896	$—	$117,566,386
Consumer Staples	585,040	100,677,806	—	101,262,846
Energy	30,926,458	88,463,022	—	119,389,480
Financials	17,021,261	312,526,625	—	329,547,886
Health Care	5,392,477	97,649,963	—	103,042,440
Industrials	2,602,302	148,556,069	—	151,158,371
Information Technology	20,043,287	63,866,889	—	83,910,176
Materials	15,883,769	83,816,803	—	99,700,572
Telecommunication Services	6,647,414	81,497,062	—	88,144,476
Utilities	—	57,622,038	—	57,622,038
Futures	30,936	—	—	30,936
Rights
Consumer Discretionary	—	10,555	—	10,555
Financials	—	436,500	—	436,500
Short-Term Investments	—	36,435,060	—	36,435,060
Warrants
Consumer Staples	—	1,860	—	1,860
Financials	—	6,409	—	6,409

Total Asset	$108,075,434	$1,180,190,557	$—	$1,288,265,991

Total Liability	$—	$—	$—	$–

Total	$108,075,434	$1,180,190,557	$—	$1,288,265,991

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Financials	Investments in Securities-Industrials
Balance as of 12/31/08	$20,733,155	$10,230,491
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	(20,733,155)	(10,230,491)

Balance as of 9/30/09	$—	$—

	Investments in Securities-Materials	Investments in Securities- Telecommunication Services
Balance as of 12/31/08	$62,042	$7,997,044
Total gains or losses (realized/unrealized) included in earnings	570,592	—
Purchases, sales, issuances, and settlements (net)	(632,634)	—
Transfers in and/or out of Level 3	—	(7,997,044)

Balance as of 9/30/09	$—	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/09.	$—

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$917,018,621
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,594,735,678

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$235,757,864
Aggregate gross unrealized depreciation	(135,464,160)

Net unrealized appreciation	$100,293,704

Federal income tax cost of investments	$1,187,941,351

At September 30, 2009, the Portfolio had loaned securities with a total value of $19,674,046. This was secured by collateral of $20,644,401 which was received as cash and subsequently invested in short-term investments currently valued at $18,587,091, as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $154,814,122 which expires in the year 2016.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.7%)
Auto Components (0.1%)
Goodyear Tire & Rubber Co.*	8,300	$141,349
Johnson Controls, Inc.	20,100	513,756
Magna International, Inc., Class A	5,500	233,860

		888,965

Automobiles (0.1%)
Ford Motor Co.*	106,200	765,702
Harley-Davidson, Inc.	7,500	172,500

		938,202

Distributors (0.0%)
Genuine Parts Co.	5,200	197,912

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	4,100	302,047
DeVry, Inc.	2,300	127,236
H&R Block, Inc.	11,200	205,856

		635,139

Hotels, Restaurants & Leisure (1.4%)
Carnival Corp.	14,800	492,544
Darden Restaurants, Inc.	5,000	170,650
International Game Technology	9,700	208,356
Life Time Fitness, Inc.*^	81,920	2,297,856
Marriott International, Inc., Class A	8,083	223,010
McDonald’s Corp.	40,265	2,297,924
Starbucks Corp.*	24,900	514,185
Starwood Hotels & Resorts Worldwide, Inc.^	63,340	2,092,120
Wyndham Worldwide Corp.	6,800	110,976
Wynn Resorts Ltd.*	8,311	589,167
Yum! Brands, Inc.	15,200	513,152

		9,509,940

Household Durables (0.4%)
Black & Decker Corp.	6,200	286,998
D.R. Horton, Inc.^	29,900	341,159
Fortune Brands, Inc.	4,900	210,602
Harman International Industries, Inc.	2,300	77,924
KB Home	2,200	36,542
Leggett & Platt, Inc.	5,500	106,700
Lennar Corp., Class A	4,700	66,975
Newell Rubbermaid, Inc.	10,200	160,038
NVR, Inc.*	800	509,896
Pulte Homes, Inc.^	38,207	419,895
Whirlpool Corp.	2,300	160,908

		2,377,637

Internet & Catalog Retail (0.9%)
Amazon.com, Inc.*	11,000	1,026,960
Expedia, Inc.*	6,600	158,070
Liberty Media Corp., Interactive, Class A*	37,631	412,812
priceline.com, Inc.*^	26,823	4,447,790

		6,045,632

Leisure Equipment & Products (0.1%)
Eastman Kodak Co.	7,900	37,762
Hasbro, Inc.	4,400	122,100
Mattel, Inc.	11,500	212,290

		372,152

Media (5.1%)
CBS Corp., Class B^	283,050	3,410,753
Comcast Corp., Class A^	403,514	6,576,228
DIRECTV Group, Inc.*^	301,190	8,306,820
DISH Network Corp., Class A*	279,940	5,391,644
Gannett Co., Inc.	7,800	97,578
Historic TW, Inc.^	74,033	2,130,670
Interpublic Group of Cos., Inc.*	16,800	126,336
McGraw-Hill Cos., Inc.	10,500	263,970
Meredith Corp.	1,100	32,934
New York Times Co., Class A	3,400	27,608
News Corp., Class A^	181,000	2,170,190
Omnicom Group, Inc.	10,600	391,564
Scripps Networks Interactive, Inc., Class A	3,200	118,240
Time Warner Cable, Inc.	37,694	1,624,235
Viacom, Inc., Class B*	50,710	1,421,908
Walt Disney Co.	68,600	1,883,756
Washington Post Co., Class B	200	93,616

		34,068,050

Multiline Retail (0.5%)
Big Lots, Inc.*	3,000	75,060
Family Dollar Stores, Inc.	5,100	134,640
J.C. Penney Co., Inc.	7,800	263,250
Kohl’s Corp.*	10,400	593,320
Macy’s, Inc.	48,000	877,920
Nordstrom, Inc.	5,600	171,024
Sears Holdings Corp.*	1,700	111,027
Target Corp.	24,900	1,162,332

		3,388,573

Specialty Retail (1.2%)
Abercrombie & Fitch Co., Class A	2,700	88,776
AutoNation, Inc.*^	35,000	632,800
AutoZone, Inc.*	1,000	146,220
Bed Bath & Beyond, Inc.*	8,700	326,598
Best Buy Co., Inc.	11,300	423,976
GameStop Corp., Class A*	5,100	134,997
Gap, Inc.	15,100	323,140
Home Depot, Inc.	72,400	1,928,736
Limited Brands, Inc.^	30,190	512,928
Lowe’s Cos., Inc.	85,700	1,794,558
Office Depot, Inc.*	8,800	58,256
O’Reilly Automotive, Inc.*	4,300	155,402
RadioShack Corp.	4,000	66,280
Sherwin-Williams Co.	3,400	204,544
Staples, Inc.	23,500	545,670
Tiffany & Co.	4,200	161,826
TJX Cos., Inc.	14,000	520,100

		8,024,807

Textiles, Apparel & Luxury Goods (0.8%)
Coach, Inc.	10,600	348,952
Jones Apparel Group, Inc.^	33,460	599,938
NIKE, Inc., Class B	64,885	4,198,059
Polo Ralph Lauren Corp.	1,900	145,578
VF Corp.	2,900	210,047

		5,502,574

Total Consumer Discretionary		71,949,583

Consumer Staples (8.1%)
Beverages (2.0%)
Brown-Forman Corp., Class B	3,500	168,770
Coca-Cola Co.	145,360	7,805,832
Coca-Cola Enterprises, Inc.	31,020	664,138
Constellation Brands, Inc., Class A*^	21,100	319,665
Dr. Pepper Snapple Group, Inc.*	8,900	255,875
Molson Coors Brewing Co., Class B	5,200	253,136
Pepsi Bottling Group, Inc.	4,400	160,336
PepsiCo, Inc.	71,200	4,176,592

		13,804,344

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Food & Staples Retailing (2.1%)
Costco Wholesale Corp.	14,500	$818,670
CVS Caremark Corp.	104,337	3,729,004
Kroger Co.	22,000	454,080
Rite Aid Corp.*	488,710	801,485
Safeway, Inc.	14,000	276,080
SUPERVALU, Inc.	6,600	99,396
Sysco Corp.	19,600	487,060
Walgreen Co.	32,700	1,225,269
Wal-Mart Stores, Inc.	118,180	5,801,456
Whole Foods Market, Inc.*	5,000	152,450

		13,844,950

Food Products (1.1%)
Archer-Daniels-Midland Co.	48,900	1,428,858
Bunge Ltd.^	10,300	644,883
Campbell Soup Co.	6,200	202,244
ConAgra Foods, Inc.	15,100	327,368
Dean Foods Co.*	5,900	104,961
General Mills, Inc.	10,700	688,866
H.J. Heinz Co.	10,400	413,400
Hershey Co.	5,400	209,844
Hormel Foods Corp.	2,400	85,248
J.M. Smucker Co.	4,100	217,341
Kellogg Co.	8,500	418,455
Kraft Foods, Inc., Class A	61,400	1,612,978
McCormick & Co., Inc. (Non-Voting)	4,600	156,124
Sara Lee Corp.	22,300	248,422
Smithfield Foods, Inc.*	12,900	178,020
Tyson Foods, Inc., Class A	10,700	135,141

		7,072,153

Household Products (1.5%)
Clorox Co.	4,500	264,690
Colgate-Palmolive Co.	16,400	1,250,992
Kimberly-Clark Corp.	21,995	1,297,265
Procter & Gamble Co.	124,171	7,191,984

		10,004,931

Personal Products (0.1%)
Avon Products, Inc.	14,600	495,816
Estee Lauder Cos., Inc., Class A	4,000	148,320

		644,136

Tobacco (1.3%)
Altria Group, Inc.	148,943	2,652,675
Lorillard, Inc.	5,600	416,080
Philip Morris International, Inc.	102,633	5,002,332
Reynolds American, Inc.	18,480	822,730

		8,893,817

Total Consumer Staples		54,264,331

Energy (9.8%)
Energy Equipment & Services (1.2%)
Baker Hughes, Inc.	10,100	430,866
BJ Services Co.	9,100	176,813
Cameron International Corp.*	7,600	287,432
Diamond Offshore Drilling, Inc.	2,400	229,248
ENSCO International, Inc.^	16,100	684,894
FMC Technologies, Inc.*	4,200	219,408
Halliburton Co.	30,100	816,312
Nabors Industries Ltd.*	9,000	188,100
National Oilwell Varco, Inc.*	13,700	590,881
Rowan Cos., Inc.	4,100	94,587
Schlumberger Ltd.	39,800	2,372,080
Smith International, Inc.	7,100	203,770
Transocean Ltd.*	23,460	2,006,534

		8,300,925

Oil, Gas & Consumable Fuels (8.6%)
Anadarko Petroleum Corp.	16,500	1,035,045
Apache Corp.^	12,600	1,157,058
BP plc (ADR)^	10,700	569,561
Cabot Oil & Gas Corp.	3,500	125,125
Chesapeake Energy Corp.	21,000	596,400
Chevron Corp.	72,200	5,085,046
Cimarex Energy Co.	4,400	190,608
ConocoPhillips	196,040	8,853,166
Consol Energy, Inc.	6,300	284,193
Denbury Resources, Inc.*	7,700	116,501
Devon Energy Corp.	32,000	2,154,560
El Paso Corp.	22,900	236,328
EOG Resources, Inc.	38,937	3,251,629
Exxon Mobil Corp.	180,800	12,404,688
Gazprom OAO (ADR)	145,840	3,430,365
Hess Corp.	54,727	2,925,706
Marathon Oil Corp.	220,370	7,029,803
Massey Energy Co.	3,000	83,670
Murphy Oil Corp.	6,200	356,934
Nexen, Inc.	29,000	654,530
Noble Energy, Inc.	5,800	382,568
Occidental Petroleum Corp.	33,200	2,602,880
Peabody Energy Corp.	9,000	334,980
Pioneer Natural Resources Co.	3,800	137,902
Range Resources Corp.	5,500	271,480
Southwestern Energy Co.*	11,600	495,088
Spectra Energy Corp.	21,000	397,740
Sunoco, Inc.	3,600	102,420
Tesoro Corp.	4,100	61,418
Valero Energy Corp.	60,700	1,176,973
Williams Cos., Inc.	19,400	346,678
XTO Energy, Inc.	19,100	789,212

		57,640,255

Total Energy		65,941,180

Financials (15.4%)
Capital Markets (3.6%)
Ameriprise Financial, Inc.	8,300	301,539
Bank of New York Mellon Corp.	40,300	1,168,297
Charles Schwab Corp.	30,800	589,820
Credit Suisse Group AG (ADR)	27,740	1,543,731
Deutsche Bank AG (Registered)	10,600	813,762
E*TRADE Financial Corp.*	36,800	64,400
Federated Investors, Inc., Class B	2,600	68,562
Franklin Resources, Inc.	5,000	503,000
Goldman Sachs Group, Inc.	61,966	11,423,432
Invesco Ltd.	13,700	311,812
Janus Capital Group, Inc.	7,000	99,260
Legg Mason, Inc.	4,800	148,944
Morgan Stanley	183,048	5,652,522
Northern Trust Corp.	7,900	459,464
State Street Corp.	16,300	857,380
T. Rowe Price Group, Inc.	8,500	388,450

		24,394,375

Commercial Banks (3.7%)
BB&T Corp.^	40,900	1,114,116
Comerica, Inc.	5,400	160,218
Fifth Third Bancorp^	255,612	2,589,350
First Horizon National Corp.*	7,267	96,139
Huntington Bancshares, Inc./Ohio	20,600	97,026
KeyCorp^	333,100	2,165,150
M&T Bank Corp.	2,900	180,728
Marshall & Ilsley Corp.	12,000	96,840
Mitsubishi UFJ Financial Group, Inc.	734,900	3,946,101

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
PNC Financial Services Group, Inc.	15,600	$758,004
Regions Financial Corp.	36,900	229,149
SunTrust Banks, Inc.	16,900	381,095
U.S. Bancorp	343,350	7,505,631
Wells Fargo & Co.	196,500	5,537,370
Zions Bancorp.	3,900	70,083

		24,927,000

Consumer Finance (0.3%)
American Express Co.	39,300	1,332,270
Capital One Financial Corp.	15,300	546,669
Discover Financial Services	17,500	284,025
SLM Corp.*	15,100	131,672

		2,294,636

Diversified Financial Services (2.6%)
Bank of America Corp.	331,900	5,615,748
Citigroup, Inc.	431,100	2,086,524
CME Group, Inc.	2,200	678,018
IntercontinentalExchange, Inc.*	2,400	233,256
JPMorgan Chase & Co.	164,200	7,195,244
Leucadia National Corp.*	6,500	160,680
Moody’s Corp.	6,600	135,036
NASDAQ OMX Group, Inc.*	5,100	107,355
NYSE Euronext	43,728	1,263,302

		17,475,163

Insurance (4.6%)
ACE Ltd.*	111,426	5,956,834
Aflac, Inc.	15,300	653,922
Allstate Corp.	36,200	1,108,444
American International Group, Inc.*	4,795	211,507
Aon Corp.	9,300	378,417
Assurant, Inc.	3,900	125,034
Chubb Corp.	11,900	599,879
Cincinnati Financial Corp.	5,200	135,148
Genworth Financial, Inc., Class A	15,400	184,030
Hartford Financial Services Group, Inc.	230,978	6,120,917
Lincoln National Corp.^	32,200	834,302
Loews Corp.	12,100	414,425
Marsh & McLennan Cos., Inc.	17,800	440,194
MBIA, Inc.*	5,300	41,128
MetLife, Inc.	46,000	1,751,220
Principal Financial Group, Inc.	10,400	284,856
Progressive Corp.*	22,900	379,682
Prudential Financial, Inc.	15,200	758,632
Swiss Reinsurance Co., Ltd.	55,620	2,510,763
Torchmark Corp.	2,500	108,575
Transatlantic Holdings, Inc.	97,800	4,906,626
Travelers Cos., Inc.	27,300	1,343,979
Unum Group^	24,200	518,848
XL Capital Ltd., Class A	50,245	877,278

		30,644,640

Real Estate Investment Trusts (REITs) (0.5%)
Apartment Investment & Management Co. (REIT), Class A	3,600	53,100
AvalonBay Communities, Inc. (REIT)	2,700	196,371
Boston Properties, Inc. (REIT)	4,500	294,975
Developers Diversified Realty Corp. (REIT)	506	4,675
Equity Residential (REIT)	8,800	270,160
HCP, Inc. (REIT)	9,600	275,904
Health Care REIT, Inc. (REIT)	3,800	158,156
Host Hotels & Resorts, Inc. (REIT)	19,200	225,984
Kimco Realty Corp. (REIT)	12,000	156,480
Plum Creek Timber Co., Inc. (REIT)	5,200	159,328
ProLogis (REIT)	13,900	165,688
Public Storage (REIT)	4,200	316,008
Simon Property Group, Inc. (REIT)	9,534	661,946
Ventas, Inc. (REIT)	5,000	192,500
Vornado Realty Trust (REIT)	5,319	342,600

		3,473,875

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*	8,700	102,138

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	15,100	198,565
People’s United Financial, Inc.	12,100	188,276

		386,841

Total Financials		103,698,668

Health Care (13.3%)
Biotechnology (3.0%)
Amgen, Inc.*	42,900	2,583,867
Biogen Idec, Inc.*	9,800	495,096
Celgene Corp.*^	68,740	3,842,566
Cephalon, Inc.*	2,700	157,248
Genzyme Corp.*	9,100	516,243
Gilead Sciences, Inc.*	213,090	9,925,732
OSI Pharmaceuticals, Inc.*^	67,089	2,368,242

		19,888,994

Health Care Equipment & Supplies (2.2%)
Alcon, Inc.	12,340	1,711,188
Baxter International, Inc.	63,650	3,628,687
Becton, Dickinson and Co.	8,100	564,975
Boston Scientific Corp.*	49,500	524,205
C.R. Bard, Inc.	3,200	251,552
CareFusion Corp.*	6,050	131,890
Covidien plc.	20,875	903,052
DENTSPLY International, Inc.	4,800	165,792
Hospira, Inc.*	5,200	231,920
Intuitive Surgical, Inc.*	1,300	340,925
Medtronic, Inc.	37,100	1,365,280
St. Jude Medical, Inc.*	11,700	456,417
Stryker Corp.	9,200	417,956
Varian Medical Systems, Inc.*^	94,848	3,995,946
Zimmer Holdings, Inc.*	7,300	390,185

		15,079,970

Health Care Providers & Services (1.6%)
Aetna, Inc.	35,900	999,097
AmerisourceBergen Corp.	9,700	217,086
Cardinal Health, Inc.	12,100	324,280
CIGNA Corp.	9,500	266,855
Community Health Systems, Inc.*^	71,822	2,293,276
Coventry Health Care, Inc.*	5,500	109,780
DaVita, Inc.*	3,300	186,912
Express Scripts, Inc.*	8,900	690,462
Humana, Inc.*	5,500	205,150
Laboratory Corp. of America Holdings*	3,600	236,520
McKesson Corp.	9,000	535,950
Medco Health Solutions, Inc.*	15,900	879,429
Patterson Cos., Inc.*	3,400	92,650
Quest Diagnostics, Inc.	5,000	260,950
Tenet Healthcare Corp.*	13,900	81,732
UnitedHealth Group, Inc.	95,116	2,381,705
WellPoint, Inc.*	15,600	738,816

		10,500,650

Health Care Technology (0.2%)
Eclipsys Corp.*^	60,192	1,161,706

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
IMS Health, Inc.	6,100	$93,635

		1,255,341

Life Sciences Tools & Services (1.0%)
Life Technologies Corp.*	6,100	283,955
Millipore Corp.*	1,700	119,561
PerkinElmer, Inc.	4,200	80,808
Thermo Fisher Scientific, Inc.*	142,500	6,222,975
Waters Corp.*	3,400	189,924

		6,897,223

Pharmaceuticals (5.3%)
Abbott Laboratories, Inc.	98,790	4,887,141
Allergan, Inc.	10,100	573,276
Bristol-Myers Squibb Co.	65,700	1,479,564
Eli Lilly and Co.	195,400	6,454,062
Forest Laboratories, Inc.*	10,000	294,400
GlaxoSmithKline plc (ADR)	12,950	511,654
Johnson & Johnson	103,800	6,320,382
King Pharmaceuticals, Inc.*	9,500	102,315
Merck & Co., Inc.	110,600	3,498,278
Mylan, Inc.*	10,800	172,908
Novartis AG (ADR)	12,075	608,339
Pfizer, Inc.	336,100	5,562,455
Schering-Plough Corp.	106,300	3,002,975
Watson Pharmaceuticals, Inc.*	3,900	142,896
Wyeth	44,300	2,152,094

		35,762,739

Total Health Care		89,384,917

Industrials (7.0%)
Aerospace & Defense (2.8%)
Boeing Co.	124,550	6,744,383
General Dynamics Corp.	12,700	820,420
Goodrich Corp.	4,000	217,360
Honeywell International, Inc.	24,600	913,890
ITT Corp.	6,100	318,115
L-3 Communications Holdings, Inc.	3,900	313,248
Lockheed Martin Corp.	13,600	1,061,888
Northrop Grumman Corp.	23,900	1,236,825
Precision Castparts Corp.	32,130	3,273,083
Raytheon Co.	23,400	1,122,498
Rockwell Collins, Inc.	5,500	279,400
United Technologies Corp.	39,400	2,400,642

		18,701,752

Air Freight & Logistics (0.5%)
C.H. Robinson Worldwide, Inc.	5,600	323,400
Expeditors International of Washington, Inc.	6,800	239,020
FedEx Corp.	10,400	782,288
United Parcel Service, Inc., Class B	33,000	1,863,510

		3,208,218

Airlines (0.0%)
Southwest Airlines Co.	24,100	231,360

Building Products (0.1%)
Masco Corp.	41,800	540,056

Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	3,500	126,035
Cintas Corp.	4,700	142,457
Iron Mountain, Inc.*	6,100	162,626
Pitney Bowes, Inc.	7,100	176,435
R.R. Donnelley & Sons Co.	7,400	157,324
Republic Services, Inc.	10,700	284,299
Stericycle, Inc.*	3,100	150,195
Waste Management, Inc.	16,600	495,012

		1,694,383

Construction & Engineering (0.1%)
Fluor Corp.	6,000	305,100
Jacobs Engineering Group, Inc.*	3,900	179,205
Quanta Services, Inc.*	6,300	139,419

		623,724

Electrical Equipment (0.2%)
Cooper Industries plc, Class A	7,000	262,990
Emerson Electric Co.	24,800	993,984
Rockwell Automation, Inc.	4,700	200,220

		1,457,194

Industrial Conglomerates (1.2%)
3M Co.	23,000	1,697,400
General Electric Co.	362,700	5,955,534
Textron, Inc.^	30,300	575,094

		8,228,028

Machinery (1.4%)
Caterpillar, Inc.^	38,600	1,981,338
Cummins, Inc.	6,700	300,227
Danaher Corp.	45,114	3,037,074
Deere & Co.	13,900	596,588
Dover Corp.	8,200	317,832
Eaton Corp.	5,500	311,245
Flowserve Corp.	1,800	177,372
Illinois Tool Works, Inc.	12,800	546,688
Ingersoll-Rand plc^	18,800	576,596
PACCAR, Inc.	12,400	467,604
Pall Corp.	4,100	132,348
Parker Hannifin Corp.	5,200	269,568
Snap-On, Inc.	2,100	72,996
SPX Corp.	3,800	232,826
Stanley Works	2,800	119,532

		9,139,834

Professional Services (0.1%)
Dun & Bradstreet Corp.	1,900	143,108
Equifax, Inc.	4,500	131,130
Monster Worldwide, Inc.*	4,000	69,920
Robert Half International, Inc.	5,400	135,108

		479,266

Road & Rail (0.4%)
Burlington Northern Santa Fe Corp.	8,600	686,538
CSX Corp.	13,300	556,738
Norfolk Southern Corp.	12,100	521,631
Ryder System, Inc.	1,900	74,214
Union Pacific Corp.	16,600	968,610

		2,807,731

Trading Companies & Distributors (0.0%)
Fastenal Co	4,600	178,020
W.W. Grainger, Inc.	2,000	178,720
		356,740

Total Industrials		47,468,286

Information Technology (21.0%)
Communications Equipment (3.1%)
Ciena Corp.*	2,700	43,956
Cisco Systems, Inc.*	221,300	5,209,402
Harris Corp.	4,200	157,920
JDS Uniphase Corp.*	8,500	60,435
Juniper Networks, Inc.*^	83,710	2,261,844
Motorola, Inc.	150,100	1,289,359
Nokia Oyj (ADR)^	50,000	731,000
QUALCOMM, Inc.	108,366	4,874,303
Research In Motion Ltd.*	88,239	5,960,544

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Tellabs, Inc.*	15,200	$105,184

		20,693,947

Computers & Peripherals (5.9%)
Apple, Inc.*	66,204	12,272,236
Dell, Inc.*	523,020	7,981,285
EMC Corp.*	67,700	1,153,608
Hewlett-Packard Co.	96,900	4,574,649
International Business Machines Corp.	82,765	9,899,522
Lexmark International, Inc., Class A*	2,800	60,312
NCR Corp.*	137,400	1,898,868
NetApp, Inc.*	11,500	306,820
QLogic Corp.*	4,200	72,240
SanDisk Corp.*	7,700	167,090
Sun Microsystems, Inc.*	26,200	238,158
Teradata Corp.*	5,400	148,608
Western Digital Corp.*	28,210	1,030,511

		39,803,907

Electronic Equipment, Instruments & Components (1.5%)
Agilent Technologies, Inc.*	11,300	314,479
Amphenol Corp., Class A^	61,735	2,326,175
AU Optronics Corp. (ADR)^	57,268	554,354
Corning, Inc.	383,297	5,868,277
FLIR Systems, Inc.*	4,600	128,662
Jabil Circuit, Inc.	6,800	91,188
Molex, Inc.	4,100	85,608
Tyco Electronics Ltd.	44,900	1,000,372

		10,369,115

Internet Software & Services (1.1%)
Akamai Technologies, Inc.*	6,500	127,920
eBay, Inc.*	106,306	2,509,885
Google, Inc., Class A*	8,000	3,966,800
VeriSign, Inc.*	6,100	144,509
Yahoo!, Inc.*	39,100	696,371

		7,445,485

IT Services (2.8%)
Affiliated Computer Services, Inc., Class A*	3,100	167,927
Amdocs Ltd.*	168,620	4,532,505
Automatic Data Processing, Inc.	17,000	668,100
Cognizant Technology Solutions Corp., Class A*	9,900	382,734
Computer Sciences Corp.*	5,000	263,550
Convergys Corp.*	3,500	34,790
Fidelity National Information Services, Inc.	6,000	153,060
Fiserv, Inc.*^	104,500	5,036,900
Mastercard, Inc., Class A	3,100	626,665
Paychex, Inc.^	115,640	3,359,342
Total System Services, Inc.	6,800	109,548
Visa, Inc., Class A^	33,200	2,294,452
Western Union Co.	60,367	1,142,144

		18,771,717

Office Electronics (0.0%)
Xerox Corp.	28,300	219,042

Semiconductors & Semiconductor Equipment (1.5%)
Advanced Micro Devices, Inc.*	16,800	95,088
Altera Corp.	10,000	205,100
Analog Devices, Inc.	9,700	267,526
Applied Materials, Inc.	45,300	607,020
Broadcom Corp., Class A*	14,200	435,798
Intel Corp.	185,900	3,638,063
KLA-Tencor Corp.	5,500	197,230
Linear Technology Corp.	7,200	198,936
LSI Corp.*	23,200	127,368
MEMC Electronic Materials, Inc.*	7,200	119,736
Microchip Technology, Inc.	6,300	166,950
Micron Technology, Inc.*	29,500	241,900
National Semiconductor Corp.	6,600	94,182
Novellus Systems, Inc.*	3,500	73,430
Nvidia Corp.*	18,200	273,546
ON Semiconductor Corp.*	267,572	2,207,469
Teradyne, Inc.*	5,600	51,800
Texas Instruments, Inc.	42,100	997,349
Xilinx, Inc.	9,000	210,780

		10,209,271

Software (5.1%)
Adobe Systems, Inc.*	17,500	578,200
ANSYS, Inc.*^	81,900	3,068,793
Autodesk, Inc.*	7,900	188,020
BMC Software, Inc.*	6,400	240,192
CA, Inc.	62,300	1,369,977
Citrix Systems, Inc.*	6,000	235,380
Compuware Corp.*	8,900	65,237
Electronic Arts, Inc.*	32,800	624,840
Intuit, Inc.*	10,800	307,800
McAfee, Inc.*	5,100	223,329
Microsoft Corp.	709,316	18,364,191
Nintendo Co., Ltd. (ADR)	34,520	1,089,797
Novell, Inc.*	11,900	53,669
Oracle Corp.	292,811	6,102,181
Red Hat, Inc.*	6,000	165,840
Salesforce.com, Inc.*	3,500	199,255
Symantec Corp.*	73,900	1,217,133

		34,093,834

Total Information Technology		141,606,318

Materials (2.7%)
Chemicals (1.4%)
Air Products & Chemicals, Inc.	6,900	535,302
Airgas, Inc.	2,700	130,599
CF Industries Holdings, Inc.	1,700	146,591
Dow Chemical Co.	38,100	993,267
E.I. du Pont de Nemours & Co.	61,500	1,976,610
Eastman Chemical Co.	2,300	123,142
Ecolab, Inc.	7,700	355,971
FMC Corp.	2,400	135,000
International Flavors & Fragrances, Inc.	2,700	102,411
Monsanto Co.	34,400	2,662,560
PPG Industries, Inc.	5,500	320,155
Praxair, Inc.	10,100	825,069
Sigma-Aldrich Corp.	4,300	232,114
Syngenta AG (ADR)	15,961	733,408

		9,272,199

Construction Materials (0.0%)
Vulcan Materials Co.	3,900	210,873

Containers & Packaging (0.1%)
Ball Corp.	3,300	162,360
Bemis Co., Inc.	3,200	82,912
Owens-Illinois, Inc.*	5,400	199,260
Pactiv Corp.*	4,800	125,040
Sealed Air Corp.	5,600	109,928
Sonoco Products Co.	5,900	162,486

		841,986

Metals & Mining (1.1%)
AK Steel Holding Corp.^	21,000	414,330
Alcoa, Inc.	32,800	430,336

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Allegheny Technologies, Inc.	3,400	$118,966
Freeport-McMoRan Copper & Gold, Inc.	13,600	933,096
Newmont Mining Corp.	16,400	721,928
Nucor Corp.	10,600	498,306
Titanium Metals Corp.	1,800	17,262
United States Steel Corp.^	93,800	4,161,906

		7,296,130

Paper & Forest Products (0.1%)
International Paper Co.	14,400	320,112
MeadWestvaco Corp.	6,300	140,553
Weyerhaeuser Co.	6,800	249,220

		709,885

Total Materials		18,331,073

Telecommunication Services (4.4%)
Diversified Telecommunication Services (2.3%)
AT&T, Inc.	415,800	11,230,758
CenturyTel, Inc.	9,735	327,096
Frontier Communications Corp.	10,600	79,924
Qwest Communications International, Inc.	47,800	182,118
Verizon Communications, Inc.	107,100	3,241,917
Windstream Corp.	14,000	141,820

		15,203,633

Wireless Telecommunication Services (2.1%)
American Tower Corp., Class A*^	24,600	895,440
China Mobile Ltd.	385,300	3,758,515
Crown Castle International Corp.*^	180,786	5,669,449
Leap Wireless International, Inc.*^	103,500	2,023,425
MetroPCS Communications, Inc.*	9,700	90,792
Sprint Nextel Corp.*^	312,000	1,232,400
Vodafone Group plc (ADR)^	29,800	670,500

		14,340,521

Total Telecommunication Services		29,544,154

Utilities (2.8%)
Electric Utilities (1.9%)
Allegheny Energy, Inc.	5,800	153,816
American Electric Power Co., Inc.	16,100	498,939
Duke Energy Corp.	42,400	667,376
Edison International	10,900	366,022
Entergy Corp.	87,104	6,956,125
Exelon Corp.	21,700	1,076,754
FirstEnergy Corp.	10,300	470,916
FPL Group, Inc.	13,600	751,128
Northeast Utilities	5,600	132,944
Pepco Holdings, Inc.	6,700	99,696
Pinnacle West Capital Corp.	3,500	114,870
PPL Corp.	12,200	370,148
Progress Energy, Inc.	9,200	359,352
Southern Co.	25,800	817,086

		12,835,172

Gas Utilities (0.1%)
EQT Corp.	4,700	200,220
Nicor, Inc.	1,600	58,544
Questar Corp.	6,000	225,360

		484,124

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	22,200	329,004
Constellation Energy Group, Inc.	6,900	223,353
Dynegy, Inc., Class A*	15,100	38,505

		590,862

Multi-Utilities (0.7%)
Ameren Corp.	7,400	187,072
CenterPoint Energy, Inc.	11,300	140,459
CMS Energy Corp.	33,875	453,925
Consolidated Edison, Inc.	9,100	372,554
Dominion Resources, Inc.	19,400	669,300
DTE Energy Co.	5,200	182,728
Integrys Energy Group, Inc.	2,700	96,903
NiSource, Inc.	41,500	576,435
PG&E Corp.	12,300	498,027
Public Service Enterprise Group, Inc.	16,600	521,904
SCANA Corp.	3,900	136,110
Sempra Energy	8,100	403,461
TECO Energy, Inc.	7,300	102,784
Wisconsin Energy Corp.	3,700	167,129
Xcel Energy, Inc.	14,800	284,752

		4,793,543

Total Utilities		18,703,701

Total Common Stocks (95.2%) (Cost $565,829,271)		640,892,211

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bond (0.4%)
Industrials (0.4%)
Road & Rail (0.4%)
Hertz Global Holdings, Inc.
5.250%, 6/1/14	$1,975,000	2,977,312

Total Industrials		2,977,312

Total Convertible Bonds		2,977,312

Corporate Bonds (1.7%)
Financials (1.7%)
Capital Markets (0.4%)
Goldman Sachs Capital II
5.793%, 12/29/49(l)	$3,749,000	2,699,280

Commercial Banks (0.1%)
Fifth Third Capital Trust IV
6.500%, 4/15/67(l)	526,000	355,050

Diversified Financial Services (1.1%)
General Electric Capital Corp.
6.375%, 11/15/67(l)	1,771,000	1,465,503
Goldman Sachs Capital III
1.131%, 9/29/49(l)	1,402,000	940,658
JPMorgan Chase Capital XXI
1.433%, 2/2/37(l)	1,716,000	1,133,083
JPMorgan Chase Capital XXIII
1.440%, 5/15/47(l)	6,029,000	3,985,591

		7,524,835

Insurance (0.1%)
Hartford Financial Services Group, Inc.
8.125%, 6/15/38(l)	503,000	447,670

Total Financials		11,026,835

Total Corporate Bonds		11,026,835

Total Long-Term Debt Securities (2.1%) (Cost $8,792,252)		14,004,147

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.2%)
U.S. Treasury Bills
0.06%, 12/10/09 #(p)	$1,605,000	$1,604,798

Short-Term Investments of Cash Collateral for Securities Loaned (2.0%)
BBVA Senior Finance S.A.
0.35%, 3/12/10 (l)	1,170,000	1,169,665
Deutsche Bank Securities, Inc., Repurchase Agreement
0.08%, 10/1/09 (r)(u)	7,757,760	7,757,760
General Electric Capital Corp.
0.40%, 3/12/10 (l)	210,000	207,778
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)(l)(s)	1,319,991	221,099
Monumental Global Funding II
0.43%, 5/26/10 (l)	2,490,000	2,396,625
Pricoa Global Funding I
0.40%, 6/25/10 (l)	1,589,881	1,496,793

Total Short-Term Investments of Cash Collateral for Securities Loaned		13,249,720

Time Deposit (2.8%)
JPMorgan Chase Nassau
0.000%, 10/1/09	19,019,310	19,019,310

Total Short-Term Investments (5.0%) (Cost/Amortized Cost $35,161,536)		33,873,828

Total Investments (102.3%) (Cost/Amortized Cost $609,783,059)		688,770,186
Other Assets Less Liabilities (-2.3%)		(15,429,987)

Net Assets (100%)		$673,340,199

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2009.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

(s)	Issuer in bankruptcy.

(u)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.000% –7.000%, maturing 4/1/18 to 11/1/38; Federal National Mortgage Association, 0.000% – 8.000%, maturing 10/1/18 to 7/1/39.

Glossary:

ADR — American Depositary Receipt

At September 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2009	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	240	December-09	$12,448,740	$12,634,800	$186,060

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$71,949,583	$—	$—	$71,949,583
Consumer Staples	54,264,331	—	—	54,264,331

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Energy	$64,910,275	$1,030,905	$—	$65,941,180
Financials	97,241,804	6,456,864	—	103,698,668
Health Care	89,384,917	—	—	89,384,917
Industrials	47,468,286	—	—	47,468,286
Information Technology	141,606,318	—	—	141,606,318
Materials	18,331,073	—	—	18,331,073
Telecommunication Services	25,785,639	3,758,515	—	29,544,154
Utilities	18,703,701	—	—	18,703,701
Convertible Bonds
Industrials	—	2,977,312	—	2,977,312
Corporate Bonds
Financials	—	11,026,835	—	11,026,835
Futures	186,060	—	—	186,060
Short-Term Investments	—	33,873,828	—	33,873,828

Total Asset	$629,831,987	$59,124,259	$—	$688,956,246

Total Liability	$—	$—	$—	$—

Total	$629,831,987	$59,124,259	$—	$688,956,246

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$503,927,911
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$745,035,685

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$101,376,240
Aggregate gross unrealized depreciation	(32,090,640)

Net unrealized appreciation	$69,285,600

Federal income tax cost of investments	$619,484,586

At September 30, 2009, the Portfolio had loaned securities with a total value of $14,149,190. This was secured by collateral of $14,537,633 which was received as cash and subsequently invested in short-term investments currently valued at $13,249,720, as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $7,037, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the nine months ended September 30, 2009, the Portfolio incurred approximately $4,953 as brokerage commissions with Sanford C. Bernstein & Co., Inc. and $1,126 with Williams Capital Group, affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $105,713,400 which expires in the year 2016.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.3%)
Auto Components (0.2%)
BorgWarner, Inc.	2,600	$78,676
Gentex Corp.	3,200	45,280
Goodyear Tire & Rubber Co.*	5,800	98,774
Johnson Controls, Inc.	7,900	201,924
WABCO Holdings, Inc.	1,200	25,200

		449,854

Automobiles (0.0%)
Thor Industries, Inc.	400	12,380

Distributors (0.0%)
LKQ Corp.*	3,400	63,036

Diversified Consumer Services (0.3%)
Apollo Group, Inc., Class A*	3,178	234,124
Brink’s Home Security Holdings, Inc.*	1,100	33,869
Career Education Corp.*	1,600	39,008
DeVry, Inc.	1,500	82,980
H&R Block, Inc.	8,200	150,716
Hillenbrand, Inc.	600	12,222
ITT Educational Services, Inc.*	900	99,369
Strayer Education, Inc.	340	74,011
Weight Watchers International, Inc.	100	2,744

		729,043

Hotels, Restaurants & Leisure (2.6%)
Brinker International, Inc.	2,400	37,752
Burger King Holdings, Inc.	2,600	45,734
Carnival Corp.	4,800	159,744
Chipotle Mexican Grill, Inc., Class A*	700	67,935
Choice Hotels International, Inc.	200	6,212
Darden Restaurants, Inc.	3,200	109,216
International Game Technology	5,900	126,732
Las Vegas Sands Corp.*	5,500	92,620
Marriott International, Inc., Class A^	20,022	552,407
McDonald’s Corp.	26,155	1,492,666
MGM MIRAGE*^	14,500	174,580
Panera Bread Co., Class A*	600	33,000
Royal Caribbean Cruises Ltd.*	1,000	24,080
Scientific Games Corp., Class A*	1,500	23,745
Starbucks Corp.*	25,900	534,835
Starwood Hotels & Resorts Worldwide, Inc.	700	23,121
Wendy’s/Arby’s Group, Inc., Class A	3,500	16,555
WMS Industries, Inc.*	56,600	2,522,096
Wyndham Worldwide Corp.	1,900	31,008
Yum! Brands, Inc.	17,644	595,661

		6,669,699

Household Durables (0.1%)
Garmin Ltd.	2,200	83,028
Harman International Industries, Inc.	800	27,104
Leggett & Platt, Inc.	2,300	44,620
M.D.C. Holdings, Inc.	300	10,422
Newell Rubbermaid, Inc.	1,100	17,259
NVR, Inc.*	12	7,648
Pulte Homes, Inc.	900	9,891

		199,972

Internet & Catalog Retail (4.1%)
Amazon.com, Inc.*	69,703	6,507,472
Expedia, Inc.*	17,140	410,503
Netflix, Inc.*	1,000	46,170
priceline.com, Inc.*^	19,865	3,294,014

		10,258,159

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	1,800	49,950
Mattel, Inc.	6,700	123,682

		173,632

Media (0.8%)
Comcast Corp., Class A	5,209	87,980
CTC Media, Inc.*	800	12,576
DIRECTV Group, Inc.*	11,037	304,401
Discovery Communications, Inc., Class C*	6,300	163,989
Interactive Data Corp.	400	10,484
John Wiley & Sons, Inc., Class A	900	31,302
Marvel Entertainment, Inc.*	1,200	59,544
McGraw-Hill Cos., Inc.	7,600	191,064
Morningstar, Inc.*	400	19,424
Omnicom Group, Inc.	7,300	269,662
Regal Entertainment Group, Class A	1,000	12,320
Scripps Networks Interactive, Inc., Class A	1,300	48,035
Viacom, Inc., Class B*	25,050	702,402
Walt Disney Co.	5,400	148,284
Warner Music Group Corp.*	300	1,659

		2,063,126

Multiline Retail (2.5%)
Big Lots, Inc.*	200	5,004
Dollar Tree, Inc.*	2,100	102,228
Family Dollar Stores, Inc.	3,400	89,760
Kohl’s Corp.*	67,060	3,825,773
Nordstrom, Inc.	3,800	116,052
Target Corp.	43,877	2,048,178

		6,186,995

Specialty Retail (5.2%)
Aaron’s, Inc	1,100	29,040
Abercrombie & Fitch Co., Class A	1,100	36,168
Advance Auto Parts, Inc.	2,200	86,416
Aeropostale, Inc.*^	72,600	3,155,922
American Eagle Outfitters, Inc.	4,100	69,126
AutoZone, Inc.*	700	102,354
Bed Bath & Beyond, Inc.*	13,240	497,030
Best Buy Co., Inc.	8,100	303,912
CarMax, Inc.*	3,800	79,420
Chico’s FAS, Inc.*	4,000	52,000
Dick’s Sporting Goods, Inc.*	2,000	44,800
Foot Locker, Inc.	1,700	20,315
GameStop Corp., Class A*	3,500	92,645
Gap, Inc.	10,300	220,420
Guess?, Inc.	1,400	51,856
Gymboree Corp.*	38,600	1,867,468
Home Depot, Inc.	2,700	71,928
J. Crew Group, Inc.*^	61,900	2,217,258
Limited Brands, Inc.	4,300	73,057
Lowe’s Cos., Inc.	22,700	475,338
Office Depot, Inc.*	1,200	7,944
O’Reilly Automotive, Inc.*^	7,100	256,594
Penske Automotive Group, Inc.	300	5,754
PetSmart, Inc.	2,900	63,075
RadioShack Corp.	400	6,628
Ross Stores, Inc.	3,000	143,310
Sherwin-Williams Co.	2,000	120,320
Staples, Inc.	16,900	392,418
Tiffany & Co.	2,600	100,178
See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
TJX Cos., Inc.	9,900	$367,785
Urban Outfitters, Inc.*	67,100	2,024,407
Williams-Sonoma, Inc.	900	18,207

		13,053,093

Textiles, Apparel & Luxury Goods (0.4%)
Coach, Inc.	7,600	250,192
Hanesbrands, Inc.*	2,200	47,080
NIKE, Inc., Class B	8,538	552,409
Phillips-Van Heusen Corp.	800	34,232
Polo Ralph Lauren Corp.	1,200	91,944
VF Corp.	500	36,215

		1,012,072

Total Consumer Discretionary		40,871,061

Consumer Staples (10.6%)
Beverages (2.8%)
Brown-Forman Corp., Class B	1,800	86,796
Coca-Cola Co.	59,283	3,183,497
Coca-Cola Enterprises, Inc.	6,300	134,883
Hansen Natural Corp.*	1,700	62,458
Molson Coors Brewing Co., Class B	200	9,736
Pepsi Bottling Group, Inc.	2,700	98,388
PepsiCo, Inc.	60,279	3,535,966

		7,111,724

Food & Staples Retailing (3.0%)
BJ’s Wholesale Club, Inc.*	200	7,244
Costco Wholesale Corp.	10,279	580,352
CVS Caremark Corp.	43,009	1,537,142
Kroger Co.	13,200	272,448
Sysco Corp.	13,898	345,365
Walgreen Co.	23,576	883,393
Wal-Mart Stores, Inc.	76,736	3,766,970
Whole Foods Market, Inc.*	2,200	67,078

		7,459,992

Food Products (0.6%)
Archer-Daniels-Midland Co.	8,400	245,448
Campbell Soup Co.	3,200	104,384
Dean Foods Co.*	4,300	76,497
Flowers Foods, Inc.	1,500	39,435
General Mills, Inc.	3,200	206,016
Green Mountain Coffee Roasters, Inc.*	800	59,072
H.J. Heinz Co.	6,100	242,475
Hershey Co.	2,200	85,492
Hormel Foods Corp.	200	7,104
Kellogg Co.	6,100	300,303
McCormick & Co., Inc. (Non- Voting)	3,100	105,214
Sara Lee Corp.	4,200	46,788

		1,518,228

Household Products (2.6%)
Church & Dwight Co., Inc.	1,700	96,458
Clorox Co.	2,900	170,578
Colgate-Palmolive Co.	23,448	1,788,613
Energizer Holdings, Inc.*	1,400	92,876
Kimberly-Clark Corp.	8,626	508,762
Procter & Gamble Co.	63,950	3,703,984

		6,361,271

Personal Products (0.2%)
Alberto-Culver Co.	1,700	47,056
Avon Products, Inc.	10,000	339,600
Estee Lauder Cos., Inc., Class A	2,700	100,116
Herbalife Ltd.	1,500	49,110
Mead Johnson Nutrition Co., Class A	400	18,044
NBTY, Inc.*	900	35,622

		589,548

Tobacco (1.4%)
Altria Group, Inc.	49,207	876,377
Lorillard, Inc.	3,500	260,050
Philip Morris International, Inc.	46,619	2,272,210

		3,408,637

Total Consumer Staples		26,449,400

Energy (4.8%)
Energy Equipment & Services (1.9%)
Atwood Oceanics, Inc.*	1,200	42,324
Cameron International Corp.*	5,200	196,664
Diamond Offshore Drilling, Inc.	1,600	152,832
Dresser-Rand Group, Inc.*	2,000	62,140
ENSCO International, Inc.	986	41,944
Exterran Holdings, Inc.*	700	16,618
FMC Technologies, Inc.*	2,900	151,496
Halliburton Co.	27,000	732,240
Helmerich & Payne, Inc.	800	31,624
National Oilwell Varco, Inc.*	28,150	1,214,110
Oceaneering International, Inc.*	1,300	73,775
Patterson-UTI Energy, Inc.	500	7,550
Pride International, Inc.*	2,000	60,880
Rowan Cos., Inc.	500	11,535
Schlumberger Ltd.	20,604	1,227,998
Seahawk Drilling, Inc.*	133	4,135
Smith International, Inc.	3,100	88,970
Weatherford International Ltd.*	33,650	697,565

		4,814,400

Oil, Gas & Consumable Fuels (2.9%)
Alpha Natural Resources, Inc.*	2,792	97,999
Chesapeake Energy Corp.^	26,500	752,600
CNX Gas Corp.*	600	18,420
Consol Energy, Inc.	4,300	193,973
Continental Resources, Inc.*	400	15,668
El Paso Corp.	4,700	48,504
EOG Resources, Inc.	3,700	308,987
EXCO Resources, Inc.*	3,000	56,070
Exxon Mobil Corp.	29,955	2,055,213
Forest Oil Corp.*	1,000	19,570
Frontier Oil Corp.	2,000	27,840
Holly Corp.	1,000	25,620
Mariner Energy, Inc.*	1,900	26,942
Massey Energy Co.	1,600	44,624
Occidental Petroleum Corp.	6,150	482,160
Peabody Energy Corp.	27,350	1,017,967
Petrohawk Energy Corp.*	7,200	174,312
Petroleo Brasileiro S.A. (Preference) (ADR), Class A	5,800	227,998
Plains Exploration & Production Co.*	1,600	44,256
Quicksilver Resources, Inc.*	2,500	35,475
Range Resources Corp.	520	25,667
Southwestern Energy Co.*	10,400	443,872
St. Mary Land & Exploration Co.	400	12,984
Suncor Energy, Inc.	30,430	1,051,661
Teekay Corp.	400	8,748
Tesoro Corp.	1,400	20,972

		7,238,102

Total Energy		12,052,502

Financials (5.2%)
Capital Markets (2.9%)
Affiliated Managers Group, Inc.*	1,000	65,010
Ameriprise Financial, Inc.	400	14,532

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Bank of New York Mellon Corp.	5,900	$171,041
BlackRock, Inc.	200	43,364
Charles Schwab Corp.	32,315	618,832
Eaton Vance Corp.	2,800	78,372
Federated Investors, Inc., Class B	1,900	50,103
Franklin Resources, Inc.^	4,580	460,748
GLG Partners, Inc.	4,600	18,538
Goldman Sachs Group, Inc.	20,070	3,699,905
Greenhill & Co., Inc.	500	44,790
Invesco Ltd.	800	18,208
Investment Technology Group, Inc.*	100	2,792
Janus Capital Group, Inc.	3,400	48,212
Jefferies Group, Inc.*	2,100	57,183
Lazard Ltd., Class A	1,800	74,358
Morgan Stanley	7,600	234,688
Northern Trust Corp.	5,700	331,512
SEI Investments Co.	3,000	59,040
State Street Corp.	14,080	740,608
T. Rowe Price Group, Inc.	6,100	278,770
TD Ameritrade Holding Corp.*	6,300	123,606
Waddell & Reed Financial, Inc., Class A	2,000	56,900

		7,291,112

Commercial Banks (0.6%)
Banco Bradesco S.A. (ADR)^	36,900	733,941
BOK Financial Corp.	200	9,264
Commerce Bancshares, Inc./Missouri	500	18,620
Wells Fargo & Co.	28,100	791,858

		1,553,683

Consumer Finance (0.1%)
American Express Co.	4,505	152,719
AmeriCredit Corp.*	700	11,053
Capital One Financial Corp.	3,100	110,763
SLM Corp.*	2,400	20,928

		295,463

Diversified Financial Services (0.6%)
CME Group, Inc.	2,630	810,540
IntercontinentalExchange, Inc.*	1,700	165,223
JPMorgan Chase & Co.	7,800	341,796
Leucadia National Corp.*	1,600	39,552
Moody’s Corp.	4,500	92,070
MSCI, Inc., Class A*	2,400	71,088
NASDAQ OMX Group, Inc.*	1,400	29,470
NYSE Euronext	1,600	46,224

		1,595,963

Insurance (0.6%)
Aflac, Inc.	11,200	478,688
American International Group, Inc.*	1,105	48,741
Arthur J. Gallagher & Co.	2,200	53,614
Axis Capital Holdings Ltd.	1,000	30,180
Brown & Brown, Inc.	2,100	40,236
CNA Financial Corp.*	300	7,242
Endurance Specialty Holdings Ltd.	400	14,588
Erie Indemnity Co., Class A	500	18,730
Fidelity National Financial, Inc., Class A	800	12,064
Genworth Financial, Inc., Class A	4,400	52,580
Lincoln National Corp.	1,900	49,229
Marsh & McLennan Cos., Inc.	900	22,257
Principal Financial Group, Inc.	7,500	205,425
Progressive Corp.*	1,700	28,186
Prudential Financial, Inc.	5,700	284,487
Reinsurance Group of America, Inc.	100	4,460
Validus Holdings Ltd.	300	7,740
W.R. Berkley Corp.	1,100	27,808

		1,386,255

Real Estate Investment Trusts (REITs) (0.3%)
Alexandria Real Estate Equities, Inc. (REIT)	200	10,870
Digital Realty Trust, Inc. (REIT)	1,854	84,747
Federal Realty Investment Trust (REIT)	200	12,274
HCP, Inc. (REIT)	2,600	74,724
Health Care REIT, Inc. (REIT)	1,300	54,106
Macerich Co. (REIT)	1	30
Nationwide Health Properties, Inc. (REIT)	1,900	58,881
Plum Creek Timber Co., Inc. (REIT)	1,300	39,832
Public Storage (REIT)	3,200	240,768
Rayonier, Inc. (REIT)	900	36,819
Simon Property Group, Inc. (REIT)	2,428	168,576

		781,627

Real Estate Management & Development (0.1%)
CB Richard Ellis Group, Inc., Class A*	5,300	62,222
St. Joe Co.*	2,200	64,064

		126,286

Thrifts & Mortgage Finance (0.0%)
Capitol Federal Financial	500	16,460
Hudson City Bancorp, Inc.	6,200	81,530

		97,990

Total Financials		13,128,379

Health Care (16.1%)
Biotechnology (4.3%)
Abraxis Bioscience, Inc.*	200	7,276
Alexion Pharmaceuticals, Inc.*^	68,700	3,059,898
Amgen, Inc.*	26,500	1,596,095
Amylin Pharmaceuticals, Inc.*	3,100	42,439
Biogen Idec, Inc.*	6,900	348,588
BioMarin Pharmaceutical, Inc.*	2,300	41,584
Celgene Corp.*	41,923	2,343,496
Cephalon, Inc.*	1,798	104,715
Dendreon Corp.*	2,800	78,372
Genzyme Corp.*	6,427	364,604
Gilead Sciences, Inc.*	52,066	2,425,234
Myriad Genetics, Inc.*	2,300	63,020
OSI Pharmaceuticals, Inc.*	1,400	49,420
United Therapeutics Corp.*	1,000	48,990
Vertex Pharmaceuticals, Inc.*	4,200	159,180

		10,732,911

Health Care Equipment & Supplies (2.4%)
Baxter International, Inc.	19,274	1,098,811
Beckman Coulter, Inc.	1,600	110,304
Becton, Dickinson and Co.	5,684	396,459
Boston Scientific Corp.*	12,900	136,611
C.R. Bard, Inc.	2,400	188,664
Covidien plc	23,800	1,029,588
DENTSPLY International, Inc.	3,600	124,344
Edwards Lifesciences Corp.*	1,300	90,883
Gen-Probe, Inc.*	1,200	49,728
Hill-Rom Holdings, Inc.	600	13,068
Hologic, Inc.*	600	9,804
Hospira, Inc.*	3,900	173,940
Idexx Laboratories, Inc.*	1,400	70,000
Intuitive Surgical, Inc.*	1,650	432,712
Inverness Medical Innovations, Inc.*	900	34,857
Kinetic Concepts, Inc.*	500	18,490
Medtronic, Inc.	26,687	982,082

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
ResMed, Inc.*	1,800	$81,360
St. Jude Medical, Inc.*	8,300	323,783
Stryker Corp.	12,560	570,601
Teleflex, Inc.	400	19,324
Varian Medical Systems, Inc.*	3,000	126,390

		6,081,803

Health Care Providers & Services (2.1%)
Aetna, Inc.	2,300	64,009
AmerisourceBergen Corp.	6,400	143,232
CIGNA Corp.	400	11,236
Community Health Systems, Inc.*	1,100	35,123
Coventry Health Care, Inc.*	1,000	19,960
DaVita, Inc.*	2,500	141,600
Express Scripts, Inc.*	6,518	505,667
Health Management Associates, Inc., Class A*	5,900	44,191
Henry Schein, Inc.*	2,200	120,802
Humana, Inc.*	1,500	55,950
Laboratory Corp. of America Holdings*	2,612	171,608
Lincare Holdings, Inc.*	1,300	40,625
McKesson Corp.	30,940	1,842,477
Medco Health Solutions, Inc.*	23,887	1,321,190
MEDNAX, Inc.*	300	16,476
Omnicare, Inc.	1,200	27,024
Patterson Cos., Inc.*	2,400	65,400
Quest Diagnostics, Inc.	3,700	193,103
Tenet Healthcare Corp.*	7,800	45,864
VCA Antech, Inc.*	2,000	53,780
WellPoint, Inc.*	8,273	391,809

		5,311,126

Health Care Technology (1.6%)
Allscripts-Misys Healthcare Solutions, Inc.	97,100	1,968,217
Cerner Corp.*	28,300	2,116,840
HLTH Corp.*	2,500	36,525
IMS Health, Inc.	900	13,815

		4,135,397

Life Sciences Tools & Services (1.8%)
Bio-Rad Laboratories, Inc., Class A*	400	36,752
Charles River Laboratories International, Inc.*	1,100	40,678
Covance, Inc.*	1,500	81,225
Illumina, Inc.*^	20,150	856,375
Life Technologies Corp.*	41,900	1,950,445
Mettler-Toledo International, Inc.*	800	72,472
Millipore Corp.*	1,300	91,429
PerkinElmer, Inc.	600	11,544
Pharmaceutical Product Development, Inc.	2,500	54,850
Techne Corp.	900	56,295
Thermo Fisher Scientific, Inc.*	24,350	1,063,364
Waters Corp.*	2,300	128,478

		4,443,907

Pharmaceuticals (3.9%)
Abbott Laboratories, Inc.	36,597	1,810,454
Allergan, Inc.	12,887	731,466
Bristol-Myers Squibb Co.	25,966	584,754
Elan Corp. plc (ADR)*	85,750	609,683
Eli Lilly and Co.	12,600	416,178
Johnson & Johnson	50,709	3,087,671
Merck & Co., Inc.	9,194	290,806
Mylan, Inc.*	5,200	83,252
Perrigo Co.	1,800	61,182
Schering-Plough Corp.	32,845	927,871
Sepracor, Inc.*	2,500	57,250
Teva Pharmaceutical Industries Ltd. (ADR)	12,000	606,720
Valeant Pharmaceuticals International*	1,600	44,896
Wyeth	7,000	340,060

		9,652,243

Total Health Care		40,357,387

Industrials (8.4%)
Aerospace & Defense (2.2%)
Alliant Techsystems, Inc.*	800	62,280
BE Aerospace, Inc.*	1,100	22,154
Boeing Co.	1,462	79,167
General Dynamics Corp.	800	51,680
Goodrich Corp.	17,400	945,516
Honeywell International, Inc.	17,547	651,871
ITT Corp.	18,050	941,308
Lockheed Martin Corp.	9,367	731,375
Northrop Grumman Corp.	900	46,575
Precision Castparts Corp.	3,300	336,171
Raytheon Co.	7,100	340,587
Rockwell Collins, Inc.	3,800	193,040
Spirit AeroSystems Holdings, Inc., Class A*	800	14,448
TransDigm Group, Inc.*	1,000	49,810
United Technologies Corp.	18,296	1,114,775

		5,580,757

Air Freight & Logistics (0.7%)
C.H. Robinson Worldwide, Inc.	4,000	231,000
Expeditors International of Washington, Inc.	14,160	497,724
United Parcel Service, Inc., Class B	16,487	931,021
UTi Worldwide, Inc.	2,100	30,408

		1,690,153

Airlines (0.1%)
AMR Corp.*	6,900	54,855
Continental Airlines, Inc., Class B*	3,000	49,320
Copa Holdings S.A., Class A	700	31,143
Delta Air Lines, Inc.*	18,600	166,656
Southwest Airlines Co.	5,600	53,760

		355,734

Building Products (0.0%)
Lennox International, Inc.	1,100	39,732
Masco Corp.	4,100	52,972
Owens Corning, Inc.*	900	20,205

		112,909

Commercial Services & Supplies (0.3%)
Avery Dennison Corp.	500	18,005
Brink’s Co.	1,100	29,601
Cintas Corp.	600	18,186
Copart, Inc.*	1,500	49,815
Corrections Corp. of America*	300	6,795
Iron Mountain, Inc.*	4,300	114,638
R.R. Donnelley & Sons Co.	1,300	27,638
Republic Services, Inc.	2,500	66,425
Stericycle, Inc.*	2,000	96,900
Waste Connections, Inc.*	1,400	40,404
Waste Management, Inc.	10,600	316,092

		784,499

Construction & Engineering (0.5%)
Aecom Technology Corp.*	2,300	62,422
Fluor Corp.	6,300	320,355
Foster Wheeler AG*	17,650	563,211

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Jacobs Engineering Group, Inc.*	3,000	$137,850
Shaw Group, Inc.*	1,600	51,344
URS Corp.*	300	13,095

		1,148,277

Electrical Equipment (1.7%)
American Superconductor Corp.*	51,900	1,740,726
AMETEK, Inc.	2,500	87,275
Emerson Electric Co.	39,757	1,593,460
First Solar, Inc.*^	1,949	297,924
Hubbell, Inc., Class B	200	8,400
Rockwell Automation, Inc.	2,900	123,540
Roper Industries, Inc.	1,900	96,862
SunPower Corp., Class A*	2,300	68,747
SunPower Corp., Class B*^	4,220	106,471
Thomas & Betts Corp.*	400	12,032

		4,135,437

Industrial Conglomerates (0.6%)
3M Co.	16,457	1,214,527
Carlisle Cos., Inc.	400	13,564
McDermott International, Inc.*	9,900	250,173

		1,478,264

Machinery (1.4%)
Bucyrus International, Inc.	400	14,248
Caterpillar, Inc.	7,219	370,551
Crane Co.	600	15,486
Cummins, Inc.	1,600	71,696
Danaher Corp.	27,170	1,829,085
Deere & Co.	2,500	107,300
Donaldson Co., Inc.	1,800	62,334
Dover Corp.	3,200	124,032
Flowserve Corp.	1,300	128,102
Graco, Inc.	700	19,509
Harsco Corp.	1,400	49,574
IDEX Corp.	1,100	30,745
Joy Global, Inc.	2,150	105,221
Navistar International Corp.*	1,500	56,130
PACCAR, Inc.	7,900	297,909
Pall Corp.	2,800	90,384
Pentair, Inc.	700	20,664
Snap-On, Inc.	400	13,904
Toro Co.	800	31,816
Valmont Industries, Inc.	500	42,590
Wabtec Corp.	1,100	41,283

		3,522,563

Marine (0.0%)
Kirby Corp.*	300	11,046

Professional Services (0.2%)
Dun & Bradstreet Corp.	1,300	97,916
Equifax, Inc.	2,400	69,936
FTI Consulting, Inc.*	1,200	51,132
IHS, Inc., Class A*	1,100	56,243
Monster Worldwide, Inc.*	1,800	31,464
Robert Half International, Inc.	3,700	92,574

		399,265

Road & Rail (0.6%)
Con-way, Inc.	400	15,328
J.B. Hunt Transport Services, Inc.	2,100	67,473
Kansas City Southern*	1,000	26,490
Landstar System, Inc.	1,200	45,672
Norfolk Southern Corp.	24,800	1,069,128
Union Pacific Corp.	6,420	374,607

		1,598,698

Trading Companies & Distributors (0.1%)
Fastenal Co.	3,200	123,840
GATX Corp.	500	13,975
MSC Industrial Direct Co., Class A	1,000	43,580
W.W. Grainger, Inc.	1,400	125,104
WESCO International, Inc.*	500	14,400

		320,899

Total Industrials		21,138,501

Information Technology (33.3%)
Communications Equipment (4.9%)
Brocade Communications Systems, Inc.*	3,300	25,938
Ciena Corp.*	200	3,256
Cisco Systems, Inc.*	165,574	3,897,612
F5 Networks, Inc.*	1,800	71,334
Harris Corp.	2,500	94,000
JDS Uniphase Corp.*	2,600	18,486
Juniper Networks, Inc.*	37,800	1,021,356
Motorola, Inc.^	60,200	517,118
QUALCOMM, Inc.	67,502	3,036,240
Starent Networks Corp.*^	141,700	3,602,014

		12,287,354

Computers & Peripherals (9.4%)
Apple, Inc.*	70,984	13,158,304
Dell, Inc.*	40,755	621,921
Diebold, Inc.	1,300	42,809
EMC Corp.*	40,348	687,530
Hewlett-Packard Co.	64,629	3,051,135
International Business Machines Corp.	42,276	5,056,633
NCR Corp.*	3,800	52,516
NetApp, Inc.*	7,900	210,772
QLogic Corp.*	2,900	49,880
SanDisk Corp.*	2,600	56,420
Seagate Technology	10,700	162,747
Teradata Corp.*	3,400	93,568
Western Digital Corp.*	4,800	175,344

		23,419,579

Electronic Equipment, Instruments & Components (0.7%)
Agilent Technologies, Inc.*	8,000	222,640
Amphenol Corp., Class A	4,000	150,720
Arrow Electronics, Inc.*	1,200	33,780
Avnet, Inc.*	1,200	31,164
AVX Corp.	100	1,193
Corning, Inc.	68,131	1,043,086
Dolby Laboratories, Inc., Class A*	1,200	45,828
FLIR Systems, Inc.*	3,500	97,895
Itron, Inc.*	900	57,726
Jabil Circuit, Inc.	2,300	30,843
Molex, Inc.	300	6,264
National Instruments Corp.	1,300	35,919
Trimble Navigation Ltd.*	2,700	64,557
Vishay Intertechnology, Inc.*	1,000	7,900

		1,829,515

Internet Software & Services (2.4%)
Akamai Technologies, Inc.*	4,200	82,656
eBay, Inc.*	6,262	147,846
Equinix, Inc.*	900	82,800
Google, Inc., Class A*	10,072	4,994,201
IAC/InterActiveCorp*	800	16,152
Sohu.com, Inc.*	700	48,146
VeriSign, Inc.*	4,600	108,974
WebMD Health Corp., Class A*	200	6,624
Yahoo!, Inc.*	26,171	466,106

		5,953,505

See Notes to Portfolio of Investments.

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MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
IT Services (3.4%)
Accenture plc, Class A	32,310	$1,204,194
Affiliated Computer Services, Inc., Class A*	1,300	70,421
Alliance Data Systems Corp.*	1,200	73,296
Amdocs Ltd.*	700	18,816
Automatic Data Processing, Inc.	11,865	466,294
Broadridge Financial Solutions, Inc.	2,100	42,210
Cognizant Technology Solutions Corp., Class A*	22,650	875,649
DST Systems, Inc.*	800	35,840
Fidelity National Information Services, Inc.	1,700	43,367
Fiserv, Inc.*	3,752	180,846
Genpact Ltd.*	1,300	15,990
Global Payments, Inc.	13,700	639,790
Hewitt Associates, Inc., Class A*	2,000	72,860
Lender Processing Services, Inc.	2,300	87,791
Mastercard, Inc., Class A	13,500	2,729,025
Metavante Technologies, Inc.*	2,100	72,408
NeuStar, Inc., Class A*	1,800	40,680
Paychex, Inc.	7,700	223,685
SAIC, Inc.*	3,700	64,898
Total System Services, Inc.	2,800	45,108
Visa, Inc., Class A^	14,008	968,093
Western Union Co.	27,400	518,408

		8,489,669

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	1,200	31,116

Semiconductors & Semiconductor Equipment (5.1%)
Advanced Micro Devices, Inc.*	7,100	40,186
Altera Corp.	6,900	141,519
Analog Devices, Inc.	7,000	193,060
ASML Holding N.V. (N.Y. Shares)^	8,380	247,797
Broadcom Corp., Class A*^	102,780	3,154,318
Cree, Inc.*	2,500	91,875
Cypress Semiconductor Corp.*	3,400	35,122
Integrated Device Technology, Inc.*	800	5,408
Intel Corp.	81,689	1,598,654
International Rectifier Corp.*	800	15,592
Intersil Corp., Class A	1,500	22,965
Lam Research Corp.*	3,000	102,480
Linear Technology Corp.	5,300	146,439
Marvell Technology Group Ltd.*	39,440	638,533
Maxim Integrated Products, Inc.	6,200	112,468
MEMC Electronic Materials, Inc.*	5,200	86,476
Microchip Technology, Inc.	4,000	106,000
Micron Technology, Inc.*	3,600	29,520
National Semiconductor Corp.	5,500	78,485
Netlogic Microsystems, Inc.*^	67,700	3,046,500
Novellus Systems, Inc.*	1,400	29,372
Nvidia Corp.*	13,100	196,893
ON Semiconductor Corp.*	10,100	83,325
Rambus, Inc.*	2,400	41,760
Silicon Laboratories, Inc.*^	28,200	1,307,352
Teradyne, Inc.*	4,200	38,850
Texas Instruments, Inc.	30,164	714,585
Varian Semiconductor Equipment Associates, Inc.*	1,600	52,544
Xilinx, Inc.	20,740	485,731

		12,843,809

Software (7.4%)
Activision Blizzard, Inc.*	7,800	96,642
Adobe Systems, Inc.*	12,309	406,689
ANSYS, Inc.*	2,000	74,940
Autodesk, Inc.*	3,700	88,060
BMC Software, Inc.*	4,483	168,247
CA, Inc.	7,300	160,527
Cadence Design Systems, Inc.*	6,300	46,242
Check Point Software Technologies Ltd.*	22,350	633,623
Citrix Systems, Inc.*	4,400	172,612
Electronic Arts, Inc.*	7,800	148,590
FactSet Research Systems, Inc.	1,000	66,240
Intuit, Inc.*	7,800	222,300
McAfee, Inc.*	3,700	162,023
Micros Systems, Inc.*	1,900	57,361
Microsoft Corp.	271,353	7,025,329
Novell, Inc.*	3,600	16,236
Nuance Communications, Inc.*	4,500	67,320
Oracle Corp.	140,137	2,920,455
Red Hat, Inc.*	4,500	124,380
Rovi Corp.*	1,700	57,120
Salesforce.com, Inc.*^	48,480	2,759,966
Sybase, Inc.*	2,000	77,800
Symantec Corp.*	19,300	317,871
Synopsys, Inc.*	2,200	49,324
VMware, Inc., Class A*	63,300	2,542,761

		18,462,658

Total Information Technology		83,317,205

Materials (3.2%)
Chemicals (2.5%)
Air Products & Chemicals, Inc.	1,714	132,972
Albemarle Corp.	100	3,460
Ashland, Inc.	100	4,322
Celanese Corp., Class A	3,500	87,500
CF Industries Holdings, Inc.	900	77,607
E.I. du Pont de Nemours & Co.	7,200	231,408
Ecolab, Inc.	5,700	263,511
FMC Corp.	1,500	84,375
International Flavors & Fragrances, Inc.	1,800	68,274
Intrepid Potash, Inc.*	900	21,231
Lubrizol Corp.	1,400	100,044
Monsanto Co.	15,237	1,179,344
Mosaic Co.	20,350	978,225
Nalco Holding Co.	3,300	67,617
Praxair, Inc.	23,113	1,888,101
RPM International, Inc.	1,600	29,584
Scotts Miracle-Gro Co., Class A	1,100	47,245
Sigma-Aldrich Corp.	2,900	156,542
Syngenta AG (ADR)	17,675	812,166
Terra Industries, Inc.	1,500	52,005
Valhi, Inc.	100	1,212

		6,286,745

Construction Materials (0.0%)
Eagle Materials, Inc.	900	25,722
Martin Marietta Materials, Inc.	400	36,828

		62,550

Containers & Packaging (0.2%)
Ball Corp.	1,500	73,800
Crown Holdings, Inc.*	3,800	103,360
Owens-Illinois, Inc.*	3,300	121,770
Packaging Corp. of America	200	4,080
Pactiv Corp.*	2,600	67,730

		370,740

Metals & Mining (0.5%)
Alcoa, Inc.	10,900	143,008

See Notes to Portfolio of Investments.

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MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Cliffs Natural Resources, Inc	300	$9,708
Compass Minerals International, Inc.	400	24,648
Freeport-McMoRan Copper & Gold, Inc.	5,900	404,799
Newmont Mining Corp.	11,429	503,104
Royal Gold, Inc.	200	9,120
Schnitzer Steel Industries, Inc., Class A	400	21,300
Southern Copper Corp.	3,100	95,139
Walter Energy, Inc.	1,300	78,078

		1,288,904

Total Materials		8,008,939

Telecommunication Services (0.7%)
Diversified Telecommunication Services (0.1%)
Frontier Communications Corp.	3,300	24,882
tw telecom, Inc.*	3,600	48,420
Windstream Corp.	5,100	51,663

		124,965

Wireless Telecommunication Services (0.6%)
American Tower Corp., Class A*	25,860	941,304
Crown Castle International Corp.*^	13,400	420,224
Leap Wireless International, Inc.*	1,100	21,505
MetroPCS Communications, Inc.*	6,100	57,096
NII Holdings, Inc.*	200	5,996
SBA Communications Corp., Class A*	2,800	75,684

		1,521,809

Total Telecommunication Services		1,646,774

Utilities (0.6%)
Electric Utilities (0.2%)
Allegheny Energy, Inc.	2,500	66,300
DPL, Inc.	200	5,220
Exelon Corp.	1,343	66,640
FPL Group, Inc.	1,300	71,799
ITC Holdings Corp.	1,200	54,540
NV Energy, Inc.	2,400	27,816
PPL Corp.	9,009	273,333

		565,648

Gas Utilities (0.1%)
EQT Corp	3,089	131,591

Independent Power Producers & Energy Traders (0.2%)
AES Corp.*	12,900	191,178
Calpine Corp.*	4,400	50,688
Constellation Energy Group, Inc.	3,700	119,769
NRG Energy, Inc.*	7,340	206,915
Ormat Technologies, Inc.	500	20,410

		588,960

Multi-Utilities (0.1%)
CenterPoint Energy, Inc.	7,100	88,253
Integrys Energy Group, Inc.	400	14,356

		102,609

Total Utilities		1,388,808

Total Common Stocks (99.2%) (Cost $213,270,656)		248,358,956

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.1%)
U.S. Treasury Bills
0.06%, 12/10/09 #(p)	$225,000	$224,972

Short-Term Investments of Cash Collateral for Securities Loaned (0.9%)
BBVA Senior Finance S.A.
0.35%, 3/12/10 (l)	180,000	179,949
Deutsche Bank Securities, Inc., Repurchase Agreement
0.08%, 10/1/09 (r)(u)	1,337,014	1,337,014
General Electric Capital Corp.
0.40%, 3/12/10 (l)	20,000	19,788
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)(l)(s)	209,999	35,175
Monumental Global Funding II
0.43%, 5/26/10 (l)	410,000	394,625
Pricoa Global Funding I
0.40%, 6/25/10 (l)	269,980	254,173

Total Short-Term Investments of Cash Collateral for Securities Loaned		2,220,724

Time Deposit (1.1%)
JPMorgan Chase Nassau
0.000%, 10/1/09	2,824,119	2,824,119

Total Short-Term Investments (2.1%) (Cost/Amortized Cost $5,476,056)		5,269,815

Total Investments (101.3%) (Cost/Amortized Cost $218,746,712)		253,628,771
Other Assets Less Liabilities (-1.3%)		(3,344,946)

Net Assets (100%)		$250,283,825

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2009.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

(s)	Issuer in bankruptcy.

(u)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.000% – 7.000%, maturing 4/1/18 to 11/1/38; Federal National Mortgage Association, 0.000% – 8.000%, maturing 10/1/18 to 7/1/39.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

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MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

At September 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2009	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	8	December-09	$267,137	$274,800	$7,663
S&P 500 E-Mini Index	14	December-09	728,824	737,030	8,206

					$15,869

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$40,871,061	$—	$—	$40,871,061
Consumer Staples	26,449,400	—	—	26,449,400
Energy	11,000,841	1,051,661	—	12,052,502
Financials	13,128,379	—	—	13,128,379
Health Care	40,357,387	—	—	40,357,387
Industrials	21,138,501	—	—	21,138,501
Information Technology	83,317,205	—	—	83,317,205
Materials	8,008,939	—	—	8,008,939
Telecommunication Services	1,646,774	—	—	1,646,774
Utilities	1,388,808	—	—	1,388,808
Futures	15,869	—	—	15,869
Short-Term Investments	—	5,269,815	—	5,269,815

Total Asset	$247,323,164	$6,321,476	$—	$253,644,640

Total Liability	$—	$—	$—	$—

Total	$247,323,164	$6,321,476	$—	$253,644,640

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$281,058,538
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$287,962,393

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$39,814,960
Aggregate gross unrealized depreciation	(22,532,065)

Net unrealized appreciation	$17,282,895

Federal income tax cost of investments	$236,345,876

At September 30, 2009, the Portfolio had loaned securities with a total value of $2,368,236. This was secured by collateral of $2,426,993 which was received as cash and subsequently invested in short-term investments currently valued at $2,220,724, as reported in the portfolio of investments.

See Notes to Portfolio of Investments.

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MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

For the nine months ended September 30, 2009, the Portfolio incurred approximately $650 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $9,817,379 which expires in the year 2016.

See Notes to Portfolio of Investments.

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.0%)
Auto Components (0.6%)
Autoliv, Inc.	12,100	$406,560
BorgWarner, Inc.	1,000	30,260
Federal Mogul Corp.*	1,600	19,312
Johnson Controls, Inc.	315,480	8,063,669
Magna International, Inc., Class A	10,900	463,468
TRW Automotive Holdings Corp.*	5,000	83,750

		9,067,019

Automobiles (0.3%)
Ford Motor Co.*	449,100	3,238,011
Harley-Davidson, Inc.	34,000	782,000
Thor Industries, Inc.	2,100	64,995

		4,085,006

Distributors (0.0%)
Genuine Parts Co.	23,100	879,186

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*^	8,240	607,041
Career Education Corp.*	800	19,504
Hillenbrand, Inc.	5,500	112,035
Service Corp. International	37,200	260,772
Weight Watchers International, Inc.	4,400	120,736

		1,120,088

Hotels, Restaurants & Leisure (0.3%)
Boyd Gaming Corp.*	9,100	99,463
Carnival Corp.	34,700	1,154,816
Choice Hotels International, Inc.	3,600	111,816
International Game Technology	7,200	154,656
International Speedway Corp., Class A	4,300	118,551
Las Vegas Sands Corp.*	10,600	178,504
Marriott International, Inc., Class A	22,886	631,425
MGM MIRAGE*	15,300	184,212
Penn National Gaming, Inc.*	9,700	268,302
Royal Caribbean Cruises Ltd.*	13,100	315,448
Starwood Hotels & Resorts Worldwide, Inc.	22,700	749,781
Wendy’s/Arby’s Group, Inc., Class A	31,800	150,414
Wyndham Worldwide Corp.	14,400	235,008
Wynn Resorts Ltd.*	9,700	687,633

		5,040,029

Household Durables (0.8%)
Black & Decker Corp.	22,600	1,046,154
D.R. Horton, Inc.^	124,100	1,415,981
Fortune Brands, Inc.	21,800	936,964
Garmin Ltd.	3,000	113,220
Harman International Industries, Inc.	2,700	91,476
Jarden Corp.	12,800	359,296
KB Home	10,700	177,727
Leggett & Platt, Inc.	8,600	166,840
Lennar Corp., Class A	20,800	296,400
M.D.C. Holdings, Inc.	3,300	114,642
Mohawk Industries, Inc.*	7,800	371,982
Newell Rubbermaid, Inc.	33,800	530,322
NVR, Inc.*	3,800	2,422,006
Pulte Homes, Inc.^	244,567	2,687,791
Toll Brothers, Inc.*	20,100	392,754
Whirlpool Corp.	10,400	727,584

		11,851,139

Internet & Catalog Retail (0.1%)
Expedia, Inc.*	2,400	57,480
Liberty Media Corp., Interactive, Class A*	84,800	930,256

		987,736

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	34,360	953,490
Mattel, Inc.	11,700	215,982

		1,169,472

Media (4.7%)
Cablevision Systems Corp. - New York Group, Class A	32,800	779,000
CBS Corp., Class B^	382,800	4,612,740
Central European Media Enterprises Ltd., Class A*	5,000	171,250
Clear Channel Outdoor Holdings, Inc., Class A*	1,600	11,200
Comcast Corp., Class A	378,600	6,394,554
Discovery Communications, Inc., Class C*	2,900	75,487
DISH Network Corp., Class A*	29,200	562,392
DreamWorks Animation SKG, Inc., Class A*	10,500	373,485
Gannett Co., Inc.	32,400	405,324
Historic TW, Inc.^	315,633	9,083,918
Interactive Data Corp.	2,800	73,388
Interpublic Group of Cos., Inc.*	69,400	521,888
Lamar Advertising Co., Class A*	8,300	227,752
Liberty Global, Inc., Class A*	38,600	871,202
Liberty Media Corp., Capital Series, Class A*	11,600	242,672
Liberty Media Corp., Entertainment Series, Class A*	73,500	2,286,585
Meredith Corp.	4,600	137,724
New York Times Co., Class A	13,000	105,560
News Corp., Class A^	754,000	9,040,460
Omnicom Group, Inc.^	95,925	3,543,469
Regal Entertainment Group, Class A	5,600	68,992
Scripps Networks Interactive, Inc., Class A	5,200	192,140
Time Warner Cable, Inc.^	135,560	5,841,280
Viacom, Inc., Class B*	450,850	12,641,834
Virgin Media, Inc.	40,900	569,328
Walt Disney Co.	440,080	12,084,597
Warner Music Group Corp.*	7,700	42,581
Washington Post Co., Class B	900	421,272
WPP plc	154,029	1,321,887

		72,703,961

Multiline Retail (0.5%)
Big Lots, Inc.*	10,700	267,714
J.C. Penney Co., Inc.	96,150	3,245,063
Kohl’s Corp.*	2,800	159,740
Macy’s, Inc.	223,535	4,088,455
Sears Holdings Corp.*	7,200	470,232

		8,231,204

Specialty Retail (2.1%)
Abercrombie & Fitch Co., Class A^	25,720	845,674
AutoNation, Inc.*^	82,050	1,483,464
Barnes & Noble, Inc.	4,900	108,878
CarMax, Inc.*	9,300	194,370
Foot Locker, Inc.^	90,900	1,086,255
GameStop Corp., Class A*	2,900	76,763
Gap, Inc.	8,100	173,340
Home Depot, Inc.	330,360	8,800,790
Limited Brands, Inc.^	95,700	1,625,943

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Lowe’s Cos., Inc.	656,375	$13,744,492
Office Depot, Inc.*	32,600	215,812
Penske Automotive Group, Inc.	3,500	67,130
RadioShack Corp.	15,800	261,806
Sherwin-Williams Co.^	45,000	2,707,200
Signet Jewelers Ltd.*	12,100	318,593
Staples, Inc.	53,905	1,251,674
Williams-Sonoma, Inc.	7,600	153,748

		33,115,932

Textiles, Apparel & Luxury Goods (0.4%)
Jones Apparel Group, Inc.	85,300	1,529,429
NIKE, Inc., Class B	60,270	3,899,469
Phillips-Van Heusen Corp.	3,200	136,928
VF Corp.	10,000	724,300

		6,290,126

Total Consumer Discretionary		154,540,898

Consumer Staples (7.5%)
Beverages (1.8%)
Brown-Forman Corp., Class B	2,200	106,084
Central European Distribution Corp.*	6,400	209,664
Coca-Cola Co.	71,200	3,823,440
Coca-Cola Enterprises, Inc.	155,850	3,336,748
Constellation Brands, Inc., Class A*^	78,500	1,189,275
Diageo plc	227,234	3,486,279
Dr. Pepper Snapple Group, Inc.*	36,800	1,058,000
Molson Coors Brewing Co., Class B	17,200	837,296
Pepsi Bottling Group, Inc.	4,100	149,404
PepsiAmericas, Inc.	8,400	239,904
PepsiCo, Inc.	221,385	12,986,444

		27,422,538

Food & Staples Retailing (1.6%)
BJ’s Wholesale Club, Inc.*	6,500	235,430
CVS Caremark Corp.	558,311	19,954,035
Kroger Co.	127,140	2,624,170
Rite Aid Corp.*	93,000	152,520
Safeway, Inc.	61,800	1,218,696
SUPERVALU, Inc.	29,500	444,270
Whole Foods Market, Inc.*	3,300	100,617

		24,729,738

Food Products (2.2%)
Archer-Daniels-Midland Co.	122,200	3,570,684
Bunge Ltd.^	51,500	3,224,415
Campbell Soup Co.^	25,600	835,072
ConAgra Foods, Inc.	64,900	1,407,032
Corn Products International, Inc.	10,500	299,460
Del Monte Foods Co.	27,800	321,924
General Mills, Inc.	45,320	2,917,701
H.J. Heinz Co.	8,700	345,825
Hershey Co.	9,300	361,398
Hormel Foods Corp.	8,900	316,128
J.M. Smucker Co.^	37,849	2,006,375
Kellogg Co.	44,720	2,201,566
Kraft Foods, Inc., Class A	281,100	7,384,497
Nestle S.A. (Registered)	101,188	4,311,939
Ralcorp Holdings, Inc.*	8,200	479,454
Sara Lee Corp.	184,700	2,057,558
Smithfield Foods, Inc.*^	61,100	843,180
Tyson Foods, Inc., Class A	43,800	553,194

		33,437,402

Household Products (1.0%)
Clorox Co.	2,300	135,286
Energizer Holdings, Inc.*	1,600	106,144
Kimberly-Clark Corp.^	31,490	1,857,280
Procter & Gamble Co.	241,992	14,016,177

		16,114,887

Personal Products (0.0%)
Alberto-Culver Co.	1,800	49,824
Mead Johnson Nutrition Co., Class A	2,100	94,731
NBTY, Inc.*	2,400	94,992

		239,547

Tobacco (0.9%)
Altria Group, Inc.	127,475	2,270,330
Lorillard, Inc.	8,410	624,863
Philip Morris International, Inc.	170,715	8,320,649
Reynolds American, Inc.^	65,550	2,918,286

		14,134,128

Total Consumer Staples		116,078,240

Energy (15.6%)
Energy Equipment & Services (2.1%)
Baker Hughes, Inc.	41,300	1,761,858
BJ Services Co.	41,600	808,288
ENSCO International, Inc.^	50,600	2,152,524
Exterran Holdings, Inc.*	4,900	116,326
Halliburton Co.	497,741	13,498,736
Helix Energy Solutions Group, Inc.*	15,300	229,194
Helmerich & Payne, Inc.	10,500	415,065
Nabors Industries Ltd.*	41,100	858,990
National Oilwell Varco, Inc.*^	103,625	4,469,346
Oil States International, Inc.*	7,200	252,936
Patterson-UTI Energy, Inc.	19,000	286,900
Pride International, Inc.*	13,400	407,896
Rowan Cos., Inc.	13,500	311,445
Schlumberger Ltd.	93,000	5,542,800
SEACOR Holdings, Inc.*	2,800	228,564
Seahawk Drilling, Inc.*	893	27,764
Smith International, Inc.	12,900	370,230
Superior Energy Services, Inc.*	11,300	254,476
Tidewater, Inc.	7,300	343,757
Unit Corp.*	5,900	243,375

		32,580,470

Oil, Gas & Consumable Fuels (13.5%)
Anadarko Petroleum Corp.	71,500	4,485,195
Apache Corp.^	120,325	11,049,445
Arch Coal, Inc.	21,000	464,730
BP plc (ADR)	27,700	1,474,471
Cabot Oil & Gas Corp.	15,000	536,250
Chesapeake Energy Corp.	88,800	2,521,920
Chevron Corp.	431,514	30,391,531
Cimarex Energy Co.^	28,400	1,230,288
Comstock Resources, Inc.*	6,200	248,496
Concho Resources, Inc.*	11,000	399,520
ConocoPhillips	333,470	15,059,505
Continental Resources, Inc.*	2,300	90,091
Denbury Resources, Inc.*	36,100	546,193
Devon Energy Corp.	170,280	11,464,952
El Paso Corp.	73,400	757,488
Encore Acquisition Co.*	7,700	287,980
EOG Resources, Inc.	103,005	8,601,948
Exxon Mobil Corp.	722,905	49,598,512
Forest Oil Corp.*	10,200	199,614
Frontline Ltd.	7,500	175,425
Hess Corp.	103,270	5,520,814
Marathon Oil Corp.	370,100	11,806,190
Mariner Energy, Inc.*	800	11,344
Massey Energy Co.	3,200	89,248
Murphy Oil Corp.	27,700	1,594,689
Newfield Exploration Co.*	18,900	804,384

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Nexen, Inc.	87,900	$1,983,903
Noble Energy, Inc.	24,300	1,602,828
Occidental Petroleum Corp.	282,241	22,127,694
Overseas Shipholding Group, Inc.	3,000	112,110
Pioneer Natural Resources Co.	16,200	587,898
Plains Exploration & Production Co.*	8,000	221,280
Range Resources Corp.	19,400	957,584
SandRidge Energy, Inc.*	18,000	233,280
Southern Union Co.	16,000	332,640
Spectra Energy Corp.	92,500	1,751,950
St. Mary Land & Exploration Co.	6,400	207,744
Sunoco, Inc.	17,000	483,650
Teekay Corp.	3,000	65,610
Tesoro Corp.	11,300	169,274
Total S.A. (ADR)	140,775	8,342,327
Valero Energy Corp.	241,100	4,674,929
Whiting Petroleum Corp.*	7,400	426,092
Williams Cos., Inc.	84,200	1,504,654
XTO Energy, Inc.	83,000	3,429,560

		208,625,230

Total Energy		241,205,700

Financials (23.6%)
Capital Markets (4.6%)
Ameriprise Financial, Inc.	33,600	1,220,688
Bank of New York Mellon Corp.	677,419	19,638,377
BlackRock, Inc.	1,900	411,958
Deutsche Bank AG (Registered)	36,700	2,817,459
Franklin Resources, Inc.	12,000	1,207,200
Goldman Sachs Group, Inc.	147,830	27,252,460
Invesco Ltd.	53,900	1,226,764
Investment Technology Group, Inc.*	5,800	161,936
Janus Capital Group, Inc.	2,100	29,778
Jefferies Group, Inc.*	4,100	111,643
Legg Mason, Inc.	20,500	636,115
Morgan Stanley	256,600	7,923,808
Northern Trust Corp.	13,470	783,415
Raymond James Financial, Inc.	13,700	318,936
State Street Corp.^	129,000	6,785,400

		70,525,937

Commercial Banks (4.9%)
Associated Banc-Corp.	18,500	211,270
Bancorpsouth, Inc.	11,800	288,038
Bank of Hawaii Corp.	6,700	278,318
BB&T Corp.^	414,600	11,293,704
BOK Financial Corp.	1,800	83,376
CapitalSource, Inc.	26,200	113,708
City National Corp./California	6,100	237,473
Comerica, Inc.	22,300	661,641
Commerce Bancshares, Inc./Missouri	5,700	212,268
Cullen/Frost Bankers, Inc.	7,500	387,300
Fifth Third Bancorp	113,800	1,152,794
First Citizens BancShares, Inc./North Carolina, Class A	800	127,280
First Horizon National Corp.*	30,709	406,275
Fulton Financial Corp.	27,100	199,456
Huntington Bancshares, Inc./Ohio	86,800	408,828
KeyCorp.	126,400	821,600
M&T Bank Corp.	10,400	648,128
Marshall & Ilsley Corp.	51,900	418,833
PNC Financial Services Group, Inc.	107,315	5,214,436
Popular, Inc.	85,800	242,814
Regions Financial Corp.	437,810	2,718,800
SunTrust Banks, Inc.	71,500	1,612,325
Synovus Financial Corp.	50,000	187,500
TCF Financial Corp.	17,300	225,592
U.S. Bancorp^	443,600	9,697,096
Valley National Bancorp	19,875	244,264
Wells Fargo & Co.	1,313,770	37,022,039
Whitney Holding Corp./Louisiana	9,100	86,814
Wilmington Trust Corp.	9,000	127,800
Zions Bancorp	17,500	314,475

		75,644,245

Consumer Finance (1.0%)
American Express Co.	117,900	3,996,810
AmeriCredit Corp.*	9,100	143,689
Capital One Financial Corp.^	254,500	9,093,285
Discover Financial Services	76,400	1,239,972
SLM Corp.*	53,100	463,032
Student Loan Corp.	700	32,480

		14,969,268

Diversified Financial Services (5.8%)
Bank of America Corp.	1,568,900	26,545,788
CIT Group, Inc.	43,300	52,393
Citigroup, Inc.	2,164,400	10,475,696
CME Group, Inc.	9,000	2,773,710
Interactive Brokers Group, Inc., Class A*	5,900	117,233
JPMorgan Chase & Co.	1,113,470	48,792,255
Leucadia National Corp.*	17,300	427,656
NASDAQ OMX Group, Inc.*	9,900	208,395
NYSE Euronext	28,000	808,920

		90,202,046

Insurance (5.8%)
ACE Ltd.*	188,975	10,102,603
Alleghany Corp.*	816	211,385
Allied World Assurance Co. Holdings Ltd./Bermuda	7,400	354,682
Allstate Corp.	329,065	10,075,970
American Financial Group, Inc./Ohio	12,300	313,650
American International Group, Inc.*	10,900	480,799
American National Insurance Co.	2,100	178,920
Aon Corp.	246,895	10,046,158
Arch Capital Group Ltd.*	6,800	459,272
Arthur J. Gallagher & Co.	1,100	26,807
Aspen Insurance Holdings Ltd.	12,000	317,640
Assurant, Inc.	16,700	535,402
Axis Capital Holdings Ltd.	14,500	437,610
Brown & Brown, Inc.	4,500	86,220
Chubb Corp.^	86,920	4,381,637
Cincinnati Financial Corp.	21,600	561,384
CNA Financial Corp.*	1,700	41,038
Endurance Specialty Holdings Ltd.	4,700	171,409
Erie Indemnity Co., Class A	1,300	48,698
Everest Reinsurance Group Ltd.	8,800	771,760
Fidelity National Financial, Inc., Class A	29,100	438,828
First American Corp.	13,200	427,284
Genworth Financial, Inc., Class A	74,150	886,092
Hanover Insurance Group, Inc.	7,300	301,709
Hartford Financial Services Group, Inc.	46,700	1,237,550
HCC Insurance Holdings, Inc.	17,000	464,950
Lincoln National Corp.^	122,600	3,176,566
Loews Corp.	47,300	1,620,025
Markel Corp.*	1,400	461,748
Marsh & McLennan Cos., Inc.	68,400	1,691,532
MBIA, Inc.*	21,800	169,168
Mercury General Corp.	3,500	126,630
MetLife, Inc.^	372,480	14,180,314

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Odyssey Reinsurance Holdings Corp.	1,900	$123,139
Old Republic International Corp.	35,500	432,390
OneBeacon Insurance Group Ltd., Class A	4,400	60,456
PartnerReinsurance Ltd.	8,100	623,214
Progressive Corp.*	88,700	1,470,646
Protective Life Corp.	12,800	274,176
Prudential Financial, Inc.	64,105	3,199,481
Reinsurance Group of America, Inc.	10,100	450,460
RenaissanceReinsurance Holdings Ltd.	8,600	470,936
StanCorp Financial Group, Inc.	7,000	282,590
Torchmark Corp.	11,700	508,131
Transatlantic Holdings, Inc.	4,400	220,748
Travelers Cos., Inc.	204,260	10,055,720
Unitrin, Inc.	5,400	105,246
Unum Group^	132,800	2,847,232
Validus Holdings Ltd.	10,900	281,220
W.R. Berkley Corp.	13,100	331,168
Wesco Financial Corp.	200	65,100
White Mountains Insurance Group Ltd.	1,200	368,412
XL Capital Ltd., Class A^	155,500	2,715,030

		89,670,935

Real Estate Investment Trusts (REITs) (1.3%)
Alexandria Real Estate Equities, Inc. (REIT)	4,500	244,575
AMB Property Corp. (REIT)	22,000	504,900
Annaly Capital Management, Inc. (REIT)	79,000	1,433,060
Apartment Investment & Management Co. (REIT), Class A	15,900	234,525
AvalonBay Communities, Inc. (REIT)	11,700	850,941
Boston Properties, Inc. (REIT)	19,800	1,297,890
Brandywine Realty Trust (REIT)	16,000	176,640
BRE Properties, Inc. (REIT)	7,300	228,490
Camden Property Trust (REIT)	9,700	390,910
Chimera Investment Corp. (REIT)	97,300	371,686
Corporate Office Properties Trust/Maryland (REIT)	8,300	306,104
Douglas Emmett, Inc. (REIT)	18,400	225,952
Duke Realty Corp. (REIT)	33,700	404,737
Equity Residential (REIT)	39,200	1,203,440
Essex Property Trust, Inc. (REIT)	3,800	302,404
Federal Realty Investment Trust (REIT)	7,500	460,275
HCP, Inc. (REIT)	24,400	701,256
Health Care REIT, Inc. (REIT)	8,000	332,960
Hospitality Properties Trust (REIT)	14,300	291,291
Host Hotels & Resorts, Inc. (REIT)	86,000	1,012,220
HRPT Properties Trust (REIT)	30,000	225,600
Kimco Realty Corp. (REIT)	54,600	711,984
Liberty Property Trust (REIT)	14,900	484,697
Macerich Co. (REIT)	11,435	346,824
Mack-Cali Realty Corp. (REIT)	11,900	384,727
Nationwide Health Properties, Inc. (REIT)	3,700	114,663
Plum Creek Timber Co., Inc. (REIT)	15,200	465,728
ProLogis (REIT)	63,000	750,960
Rayonier, Inc. (REIT)	6,300	257,733
Realty Income Corp. (REIT)	15,100	387,315
Regency Centers Corp. (REIT)	12,000	444,600
Senior Housing Properties Trust (REIT)	17,500	334,425
Simon Property Group, Inc. (REIT)	19,978	1,387,072
SL Green Realty Corp. (REIT)	9,700	425,345
Taubman Centers, Inc. (REIT)	7,700	277,816
UDR, Inc. (REIT)	20,900	328,966
Ventas, Inc. (REIT)	22,700	873,950
Vornado Realty Trust (REIT)	21,666	1,395,488
Weingarten Realty Investors (REIT)	14,700	292,824

		20,864,973

Real Estate Management & Development (0.0%)
Forest City Enterprises, Inc., Class A	15,900	212,583
Jones Lang LaSalle, Inc.	4,800	227,376

		439,959

Thrifts & Mortgage Finance (0.2%)
First Niagara Financial Group, Inc.	21,700	267,561
Hudson City Bancorp, Inc.	30,200	397,130
New York Community Bancorp, Inc.	47,900	547,018
People’s United Financial, Inc.	49,300	767,108
TFS Financial Corp.	9,600	114,240
Washington Federal, Inc.	13,300	224,238

		2,317,295

Total Financials		364,634,658

Health Care (10.6%)
Health Care Equipment & Supplies (1.2%)
Becton, Dickinson and Co.	29,520	2,059,020
Boston Scientific Corp.*	140,800	1,491,072
CareFusion Corp.*	26,100	568,980
Cooper Cos., Inc.	6,500	193,245
Covidien plc	177,250	7,667,835
Hill-Rom Holdings, Inc.	5,000	108,900
Hologic, Inc.*	33,600	549,024
Inverness Medical Innovations, Inc.*	5,600	216,888
Kinetic Concepts, Inc.*	5,800	214,484
Medtronic, Inc.	91,900	3,381,920
Teleflex, Inc.	3,300	159,423
Zimmer Holdings, Inc.*	31,200	1,667,640

		18,278,431

Health Care Providers & Services (1.2%)
Aetna, Inc.	132,900	3,698,607
AmerisourceBergen Corp.	5,400	120,852
Brookdale Senior Living, Inc.	6,600	119,658
Cardinal Health, Inc.	65,500	1,755,400
CIGNA Corp.	36,200	1,016,858
Community Health Systems, Inc.*	6,700	213,931
Coventry Health Care, Inc.*	15,500	309,380
Health Net, Inc.*	15,900	244,860
Humana, Inc.*	15,600	581,880
LifePoint Hospitals, Inc.*	8,200	221,892
Lincare Holdings, Inc.*	1,200	37,500
McKesson Corp.	20,100	1,196,955
MEDNAX, Inc.*	4,500	247,140
Omnicare, Inc.	9,900	222,948
Tenet Healthcare Corp.*	20,600	121,128
UnitedHealth Group, Inc.	169,200	4,236,768
Universal Health Services, Inc., Class B.	6,000	371,580
WellPoint, Inc.*	76,880	3,641,037

		18,358,374

Health Care Technology (0.0%)
IMS Health, Inc.	20,800	319,280

Life Sciences Tools & Services (0.3%)
Charles River Laboratories International, Inc.*	3,200	118,336
Life Technologies Corp.*	2,900	134,995
PerkinElmer, Inc.	13,200	253,968

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Thermo Fisher Scientific, Inc.*	78,110	$3,411,064
Waters Corp.*^	21,300	1,189,818

		5,108,181

Pharmaceuticals (7.9%)
Abbott Laboratories, Inc.	86,690	4,288,554
Bristol-Myers Squibb Co.	126,400	2,846,528
Eli Lilly and Co.	68,400	2,259,252
Endo Pharmaceuticals Holdings, Inc.*	17,000	384,710
Forest Laboratories, Inc.*	42,700	1,257,088
GlaxoSmithKline plc	65,035	1,277,889
GlaxoSmithKline plc (ADR)	33,300	1,315,683
Johnson & Johnson^	164,145	9,994,789
King Pharmaceuticals, Inc.*	36,100	388,797
Merck & Co., Inc.^	562,735	17,799,308
Mylan, Inc.*	12,600	201,726
Pfizer, Inc.	2,441,530	40,407,322
Roche Holding AG	6,200	1,002,123
Schering-Plough Corp.	670,125	18,931,031
Watson Pharmaceuticals, Inc.*	15,300	560,592
Wyeth	396,670	19,270,229

		122,185,621

Total Health Care		164,249,887

Industrials (11.7%)
Aerospace & Defense (3.8%)
BE Aerospace, Inc.*	7,000	140,980
Boeing Co.	94,900	5,138,835
General Dynamics Corp.	44,700	2,887,620
Honeywell International, Inc.^	282,575	10,497,661
ITT Corp.	23,800	1,241,170
L-3 Communications Holdings, Inc.	16,900	1,357,408
Lockheed Martin Corp.	257,490	20,104,819
Northrop Grumman Corp.	215,630	11,158,853
Raytheon Co.	13,200	633,204
Spirit AeroSystems Holdings, Inc., Class A*	10,300	186,018
United Technologies Corp.	99,650	6,071,674

		59,418,242

Air Freight & Logistics (0.2%)
FedEx Corp.	44,600	3,354,812
UTi Worldwide, Inc.	1,700	24,616

		3,379,428

Airlines (0.0%)
Southwest Airlines Co.	73,900	709,440

Building Products (0.1%)
Armstrong World Industries, Inc.*	1,400	48,244
Masco Corp.^	126,450	1,633,734
Owens Corning, Inc.*	7,000	157,150
USG Corp.*	5,500	94,490

		1,933,618

Commercial Services & Supplies (0.3%)
Avery Dennison Corp.	13,300	478,933
Cintas Corp.	15,600	472,836
Corrections Corp. of America*	14,800	335,220
Covanta Holding Corp.*	18,700	317,900
Pitney Bowes, Inc.	29,900	743,015
R.R. Donnelley & Sons Co.	22,100	469,846
Republic Services, Inc.	31,900	847,583
Waste Connections, Inc.*	3,100	89,466
Waste Management, Inc.	7,400	220,668

		3,975,467

Construction & Engineering (0.1%)
KBR, Inc.	23,300	542,657
Quanta Services, Inc.*	28,700	635,131
Shaw Group, Inc.*	2,300	73,807
URS Corp.*	10,400	453,960

		1,705,555

Electrical Equipment (0.2%)
Cooper Industries plc, Class A	23,800	894,166
General Cable Corp.*	7,500	293,625
Hubbell, Inc., Class B	7,200	302,400
Rockwell Automation, Inc.	18,500	788,100
Roper Industries, Inc.	1,900	96,862
Thomas & Betts Corp.*	5,200	156,416

		2,531,569

Industrial Conglomerates (2.5%)
3M Co.	36,610	2,701,818
Carlisle Cos., Inc.	6,200	210,242
General Electric Co.	1,886,100	30,969,762
Textron, Inc.^	243,045	4,612,994

		38,494,816

Machinery (2.8%)
AGCO Corp.*	13,400	370,242
Bucyrus International, Inc.	8,400	299,208
Caterpillar, Inc.^	309,750	15,899,468
Crane Co.	3,500	90,335
Cummins, Inc.^	131,150	5,876,831
Danaher Corp.^	33,025	2,223,243
Deere & Co.	45,000	1,931,400
Dover Corp.	47,100	1,825,596
Eaton Corp.^	62,880	3,558,379
Gardner Denver, Inc.*	7,900	275,552
Graco, Inc.	4,700	130,989
Harsco Corp.	3,100	109,771
IDEX Corp.	4,800	134,160
Illinois Tool Works, Inc.	64,100	2,737,711
Ingersoll-Rand plc^	51,700	1,585,639
Joy Global, Inc.	1,800	88,092
Kennametal, Inc.	12,700	312,547
Lincoln Electric Holdings, Inc.	6,200	294,190
Manitowoc Co., Inc.	18,900	178,983
Oshkosh Corp.	10,800	334,044
PACCAR, Inc.	4,000	150,840
Parker Hannifin Corp.	23,300	1,207,872
Pentair, Inc.	10,300	304,056
Snap-On, Inc.	6,100	212,036
SPX Corp.	18,800	1,151,876
Stanley Works	11,200	478,128
Terex Corp.*	14,200	294,366
Timken Co.	11,800	276,474
Trinity Industries, Inc.	10,900	187,371

		42,519,399

Marine (0.0%)
Alexander & Baldwin, Inc.	5,800	186,122
Kirby Corp.*	6,200	228,284

		414,406

Professional Services (0.1%)
Dun & Bradstreet Corp.^	12,140	914,385
Equifax, Inc.	4,000	116,560
Manpower, Inc.	11,500	652,165
Monster Worldwide, Inc.*	7,600	132,848

		1,815,958

Road & Rail (1.5%)
Burlington Northern Santa Fe Corp.	45,255	3,612,707
Canadian National Railway Co.	2,100	102,879
Con-way, Inc.	4,300	164,776
CSX Corp.	312,025	13,061,366

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Hertz Global Holdings, Inc.*	99,500	$1,077,585
Kansas City Southern*	7,200	190,728
Norfolk Southern Corp.	45,200	1,948,572
Ryder System, Inc.	8,100	316,386
Union Pacific Corp.	33,500	1,954,725

		22,429,724

Trading Companies & Distributors (0.1%)
GATX Corp.	3,900	109,005
W.W. Grainger, Inc.^	16,160	1,444,058
WESCO International, Inc.*	2,100	60,480

		1,613,543

Total Industrials		180,941,165

Information Technology (6.9%)
Communications Equipment (0.6%)
Brocade Communications Systems, Inc.*	36,400	286,104
Ciena Corp.*	11,700	190,476
CommScope, Inc.*	12,100	362,153
EchoStar Corp., Class A*	5,100	94,146
Harris Corp.	4,200	157,920
JDS Uniphase Corp.*	17,800	126,558
Motorola, Inc.	641,067	5,506,765
Nokia Oyj (ADR)	144,800	2,116,976
Tellabs, Inc.*	56,900	393,748

		9,234,846

Computers & Peripherals (1.9%)
Dell, Inc.*	176,000	2,685,760
Diebold, Inc.	800	26,344
EMC Corp.*	256,500	4,370,760
Hewlett-Packard Co.	300,040	14,164,888
International Business Machines Corp.	36,490	4,364,569
Lexmark International, Inc., Class A*	12,300	264,942
SanDisk Corp.*	17,000	368,900
Seagate Technology	7,100	107,991
Sun Microsystems, Inc.*	107,000	972,630
Teradata Corp.*	4,600	126,592
Western Digital Corp.*^	65,850	2,405,501

		29,858,877

Electronic Equipment, Instruments & Components (0.6%)
Arrow Electronics, Inc.*	10,100	284,315
AU Optronics Corp. (ADR)^	96,923	938,215
Avnet, Inc.*	13,600	353,192
AVX Corp.	4,900	58,457
Corning, Inc.	203,600	3,117,116
Ingram Micro, Inc., Class A*	22,900	385,865
Jabil Circuit, Inc.	12,800	171,648
Molex, Inc.	15,100	315,288
Tech Data Corp.*	6,100	253,821
Tyco Electronics Ltd.^	111,500	2,484,220
Vishay Intertechnology, Inc.*	30,250	238,975

		8,601,112

Internet Software & Services (0.2%)
eBay, Inc.*	122,500	2,892,225
IAC/InterActiveCorp*	8,900	179,691
Yahoo!, Inc.*	11,200	199,472

		3,271,388

IT Services (0.6%)
Accenture plc, Class A	146,850	5,473,099
Affiliated Computer Services, Inc., Class A*	5,200	281,684
Amdocs Ltd.*	24,100	647,808
Broadridge Financial Solutions, Inc.	7,700	154,770
Computer Sciences Corp.*	21,700	1,143,807
Convergys Corp.*	11,600	115,304
DST Systems, Inc.*	500	22,400
Fidelity National Information Services, Inc.	17,300	441,323
SAIC, Inc.*	7,800	136,812
Total System Services, Inc.	6,600	106,326
Western Union Co.	56,615	1,071,156

		9,594,489

Office Electronics (0.1%)
Xerox Corp.	125,500	971,370
Zebra Technologies Corp., Class A*	800	20,744

		992,114

Semiconductors & Semiconductor Equipment (2.3%)
Advanced Micro Devices, Inc.*	38,300	216,778
Applied Materials, Inc.	189,800	2,543,320
Atmel Corp.*	65,400	274,026
Fairchild Semiconductor International, Inc.*	16,400	167,772
Integrated Device Technology, Inc.*	17,200	116,272
Intel Corp.	981,690	19,211,673
International Rectifier Corp.*	5,300	103,297
Intersil Corp., Class A	8,400	128,604
KLA-Tencor Corp.	24,600	882,156
LSI Corp.*	94,100	516,609
Marvell Technology Group Ltd.*	7,500	121,425
Maxim Integrated Products, Inc.	7,100	128,794
Microchip Technology, Inc.	3,100	82,150
Micron Technology, Inc.*	101,200	829,840
Novellus Systems, Inc.*	5,600	117,488
PMC-Sierra, Inc.*	32,300	308,788
Texas Instruments, Inc.	423,675	10,036,861

		35,785,853

Software (0.6%)
Activision Blizzard, Inc.*	33,900	420,021
Autodesk, Inc.*	10,700	254,660
CA, Inc.	13,000	285,870
Compuware Corp.*	35,100	257,283
Microsoft Corp.	73,200	1,895,148
Novell, Inc.*	25,900	116,809
Oracle Corp.	166,855	3,477,258
Rovi Corp.*	4,500	151,200
Symantec Corp.*^	101,350	1,669,235
Synopsys, Inc.*	7,800	174,876

		8,702,360

Total Information Technology		106,041,039

Materials (3.2%)
Chemicals (1.5%)
Air Products & Chemicals, Inc.	50,980	3,955,028
Airgas, Inc.	11,800	570,766
Albemarle Corp.	12,500	432,500
Ashland, Inc.	9,700	419,234
Cabot Corp.	8,900	205,679
CF Industries Holdings, Inc.	1,000	86,230
Cytec Industries, Inc.	6,300	204,561
Dow Chemical Co.	158,200	4,124,274
E.I. du Pont de Nemours & Co.	199,200	6,402,288
Eastman Chemical Co.	10,300	551,462
FMC Corp.	1,600	90,000
Huntsman Corp.	21,600	196,776
Intrepid Potash, Inc.*	400	9,436
Lubrizol Corp.	1,200	85,752
PPG Industries, Inc.^	93,980	5,470,576
RPM International, Inc.	8,800	162,712
Terra Industries, Inc.	4,100	142,147

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Valhi, Inc.	700	$8,484
Valspar Corp.	14,700	404,397

		23,522,302

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	4,000	368,280
Vulcan Materials Co.	18,000	973,260

		1,341,540

Containers & Packaging (0.2%)
AptarGroup, Inc.	9,800	366,128
Ball Corp.	4,800	236,160
Bemis Co., Inc.	15,100	391,241
Greif, Inc., Class A	4,800	264,240
Owens-Illinois, Inc.*	4,500	166,050
Packaging Corp. of America	11,400	232,560
Pactiv Corp.*	3,500	91,175
Sealed Air Corp.	22,500	441,675
Sonoco Products Co.	15,100	415,854
Temple-Inland, Inc.	14,900	244,658

		2,849,741

Metals & Mining (1.2%)
AK Steel Holding Corp.^	80,200	1,582,346
Alcoa, Inc.	75,900	995,808
Allegheny Technologies, Inc.	14,200	496,858
Carpenter Technology Corp.	5,400	126,306
Cliffs Natural Resources, Inc.	17,200	556,592
Commercial Metals Co.	15,800	282,820
Compass Minerals International, Inc.	2,200	135,564
Freeport-McMoRan Copper & Gold, Inc.	22,900	1,571,169
Newmont Mining Corp.^	207,975	9,155,060
Nucor Corp.	44,500	2,091,945
Reliance Steel & Aluminum Co.	8,900	378,784
Royal Gold, Inc.	3,700	168,720
Schnitzer Steel Industries, Inc., Class A	700	37,275
Southern Copper Corp.	6,700	205,623
Steel Dynamics, Inc.	31,000	475,540
Titanium Metals Corp.	12,800	122,752
United States Steel Corp.	20,800	922,896

		19,306,058

Paper & Forest Products (0.2%)
International Paper Co.	61,900	1,376,037
MeadWestvaco Corp.	25,300	564,443
Weyerhaeuser Co.	30,200	1,106,830

		3,047,310

Total Materials		50,066,951

Telecommunication Services (5.5%)
Diversified Telecommunication Services (3.9%)
AT&T, Inc.	1,579,925	42,673,774
CenturyTel, Inc.	43,159	1,450,143
Frontier Communications Corp.	25,600	193,024
Level 3 Communications, Inc.*	236,100	328,179
Qwest Communications International, Inc.	213,600	813,816
Verizon Communications, Inc.	477,000	14,438,790
Windstream Corp.	32,200	326,186

		60,223,912

Wireless Telecommunication Services (1.6%)
American Tower Corp., Class A*	33,200	1,208,480
Clearwire Corp., Class A*	11,900	96,747
Crown Castle International Corp.*^ .	69,700	2,185,792
Leap Wireless International, Inc.*	2,000	39,100
NII Holdings, Inc.*	22,800	683,544
Sprint Nextel Corp.*^	1,235,000	4,878,250
Telephone & Data Systems, Inc.	13,200	409,332
U.S. Cellular Corp.*	1,800	70,326
Vodafone Group plc	1,780,453	3,989,294
Vodafone Group plc (ADR)^	505,100	11,364,750

		24,925,615

Total Telecommunication Services		85,149,527

Utilities (4.6%)
Electric Utilities (2.3%)
Allegheny Energy, Inc.	9,600	254,592
American Electric Power Co., Inc.	133,650	4,141,814
DPL, Inc.	15,400	401,940
Duke Energy Corp.	184,100	2,897,734
Edison International	47,300	1,588,334
Entergy Corp.	49,760	3,973,834
Exelon Corp.	85,500	4,242,510
FirstEnergy Corp.	43,200	1,975,104
FPL Group, Inc.	82,350	4,548,190
Great Plains Energy, Inc.	19,000	341,050
Hawaiian Electric Industries, Inc.	14,100	255,492
Northeast Utilities	24,800	588,752
NV Energy, Inc.	19,500	226,005
Pepco Holdings, Inc.	33,000	491,040
Pinnacle West Capital Corp.	56,900	1,867,458
PPL Corp.	65,110	1,975,437
Progress Energy, Inc.	40,500	1,581,930
Southern Co.	112,400	3,559,708
Westar Energy, Inc.	15,800	308,258

		35,219,182

Gas Utilities (0.2%)
AGL Resources, Inc.	11,000	387,970
Atmos Energy Corp.	13,800	388,884
Energen Corp.	10,400	448,240
National Fuel Gas Co.	10,300	471,843
ONEOK, Inc.	15,000	549,300
Questar Corp.	25,300	950,268
UGI Corp.	15,500	388,430

		3,584,935

Independent Power Producers & Energy Traders (0.2%)
AES Corp.*	18,800	278,616
Calpine Corp.*	22,300	256,896
Constellation Energy Group, Inc.	2,800	90,636
Dynegy, Inc., Class A*	65,700	167,535
Mirant Corp.*	20,900	343,387
NRG Energy, Inc.*	38,600	1,088,134
RRI Energy, Inc.*^	174,700	1,247,358

		3,472,562

Multi-Utilities (1.9%)
Alliant Energy Corp.	16,000	445,600
Ameren Corp.	45,300	1,145,184
CenterPoint Energy, Inc.	8,100	100,683
CMS Energy Corp.^	69,950	937,330
Consolidated Edison, Inc.	39,300	1,608,942
Dominion Resources, Inc.	181,079	6,247,226
DTE Energy Co.	23,400	822,276
Integrys Energy Group, Inc.	8,600	308,654
MDU Resources Group, Inc.	27,000	562,950
NiSource, Inc.	143,600	1,994,604
NSTAR	15,900	505,938
OGE Energy Corp.	13,300	439,964
PG&E Corp.^	113,945	4,613,633
Public Service Enterprise Group, Inc.	132,485	4,165,328
SCANA Corp.	18,000	628,200
Sempra Energy	35,400	1,763,274
TECO Energy, Inc.	32,100	451,968
See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Vectren Corp.	11,600	$267,264
Wisconsin Energy Corp.	17,200	776,924
Xcel Energy, Inc.	65,300	1,256,372

		29,042,314

Water Utilities (0.0%)
American Water Works Co., Inc.	7,500	149,550
Aqua America, Inc.	19,700	347,508

		497,058

Total Utilities		71,816,051

Total Common Stocks (99.2%) (Cost $1,429,347,788)		1,534,724,116

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.0%)
U.S. Treasury Bills
0.06%, 12/10/09 #(p)	$794,000	793,900

Short-Term Investments of Cash Collateral for Securities Loaned (1.1%)
BBVA Senior Finance S.A.
0.35%, 3/12/10 (l)	1,790,000	1,789,488
Deutsche Bank Securities, Inc., Repurchase Agreement
0.08%, 10/1/09 (r)(u)	8,946,360	8,946,360
General Electric Capital Corp.
0.40%, 3/12/10 (l)	330,000	326,508
Lehman Brothers Holdings
0.00%, 8/21/09 (h)(l)(s)	2,039,987	341,698
Monumental Global Funding II
0.43%, 5/26/10 (l)	3,830,000	3,686,375
Pricoa Global Funding I
0.40%, 6/25/10 (l)	2,439,817	2,296,966

Total Short-Term Investments of Cash Collateral for Securities Loaned		17,387,395

Time Deposit (0.8%)
JPMorgan Chase Nassau
0.000%, 10/1/09	11,927,937	11,927,937

Total Short-Term Investments (1.9%) (Cost/Amortized Cost $32,097,901)		30,109,232

Total Investments (101.1%) (Cost/Amortized Cost $1,461,445,689)		1,564,833,348
Other Assets Less Liabilities (-1.1%)		(17,173,255)

Net Assets (100%)		$1,547,660,093

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2009.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

(s)	Issuer in bankruptcy.

(u)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.000% –7.000%, maturing 4/1/18 to 11/1/38; Federal National Mortgage Association, 0.000% – 8.000%, maturing 10/1/18 to 7/1/39.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

At September 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2009	Unrealized Appreciation/ (Depreciation)
Russell 1000 Mini Index	113	December-09	$6,370,042	$6,529,140	$159,098

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$153,219,011	$1,321,887	$—	$154,540,898
Consumer Staples	108,280,022	7,798,218	—	116,078,240
Energy	241,205,700	—	—	241,205,700
Financials	364,634,658	—	—	364,634,658
Health Care	161,969,875	2,280,012	—	164,249,887
Industrials	180,941,165	—	—	180,941,165
Information Technology	106,041,039	—	—	106,041,039
Materials	50,066,951	—	—	50,066,951
Telecommunication Services	81,160,233	3,989,294	—	85,149,527
Utilities	71,816,051	—	—	71,816,051
Futures	159,098	—	—	159,098
Short-Term Investments	—	30,109,232	—	30,109,232

Total Asset	$1,519,493,803	$45,498,643	$—	$1,564,992,446

Total Liability	$—	$—	$—	$—

Total	$1,519,493,803	$45,498,643	$—	$1,564,992,446

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$958,785,232
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,147,900,134

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$171,278,936
Aggregate gross unrealized depreciation	(116,201,353)

Net unrealized appreciation	$55,077,583

Federal income tax cost of investments	$1,509,755,765

At September 30, 2009, the Portfolio had loaned securities with a total value of $18,818,209. This was secured by collateral of $19,376,164 which was received as cash and subsequently invested in short-term investments currently valued at $17,387,395, as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $552, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

For the nine months ended September 30, 2009, the Portfolio incurred approximately $7,217 as brokerage commissions with Sanford C. Bernstein & Co., Inc. and $4,914 with Williams Capital Group, affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $165,673,773 which expires in the year 2016.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (18.8%)
Auto Components (1.0%)
Amerigon, Inc.*^	5,400	$39,690
ArvinMeritor, Inc.^	1,800	14,076
BorgWarner, Inc.	25,200	762,552
China Automotive Systems, Inc.*	1,100	10,219
Cooper Tire & Rubber Co.^	13,800	242,604
Dorman Products, Inc.*^	500	7,510
Drew Industries, Inc.*^	24,600	533,574
Federal Mogul Corp.*	1,600	19,312
Fuel Systems Solutions, Inc.*^	3,200	115,168
Gentex Corp.	32,000	452,800
Goodyear Tire & Rubber Co.*	97,700	1,663,831
Hawk Corp., Class A*	300	4,116
Raser Technologies, Inc.*^	11,300	17,289
Standard Motor Products, Inc.	2,100	31,920
Tenneco, Inc.*	33,300	434,232
TRW Automotive Holdings Corp.*	3,100	51,925
WABCO Holdings, Inc.	13,100	275,100
Wonder Auto Technology, Inc.*	3,600	43,200

		4,719,118

Automobiles (0.0%)
Thor Industries, Inc.^	4,300	133,085
Winnebago Industries, Inc.*^	900	13,239

		146,324

Distributors (0.3%)
Core-Mark Holding Co., Inc.*	700	20,020
LKQ Corp.*^	73,000	1,353,420

		1,373,440

Diversified Consumer Services (2.4%)
American Public Education, Inc.*	4,300	149,382
Bridgepoint Education, Inc.*	3,500	53,410
Brink’s Home Security Holdings, Inc.*	10,700	329,453
Capella Education Co.*^	18,800	1,265,992
Career Education Corp.*	14,800	360,824
ChinaCast Education Corp.*	7,300	53,071
Coinstar, Inc.*	7,100	234,158
Corinthian Colleges, Inc.*^	104,271	1,935,270
CPI Corp.	1,300	16,211
DeVry, Inc.	14,400	796,608
Grand Canyon Education, Inc.*	3,900	69,537
Hillenbrand, Inc.	5,200	105,924
ITT Educational Services, Inc.*^	21,891	2,416,985
K12, Inc.*^	42,700	703,696
Learning Tree International, Inc.*	2,000	22,780
Lincoln Educational Services Corp.*^	2,400	54,912
Mac-Gray Corp.*	500	5,390
Matthews International Corp., Class A	7,000	247,660
Nobel Learning Communities, Inc.*	900	8,442
Pre-Paid Legal Services, Inc.*^	1,700	86,360
Princeton Review, Inc.*	3,700	15,540
Sotheby’s, Inc.^	14,300	246,389
Steiner Leisure Ltd.*	1,600	57,216
Strayer Education, Inc.	7,000	1,523,760
Universal Technical Institute, Inc.*^	4,600	90,620
Weight Watchers International, Inc.	800	21,952

		10,871,542

Hotels, Restaurants & Leisure (2.9%)
AFC Enterprises, Inc.*	600	5,052
Ambassadors Group, Inc.	4,400	68,860
Ameristar Casinos, Inc.	5,800	91,524
Bally Technologies, Inc.*	12,600	483,462
Benihana, Inc., Class A*	1,600	9,168
BJ’s Restaurants, Inc.*^	4,200	62,958
Brinker International, Inc.	23,400	368,082
Buffalo Wild Wings, Inc.*^	15,400	640,794
Burger King Holdings, Inc.	24,500	430,955
California Pizza Kitchen, Inc.*^	4,800	74,976
Caribou Coffee Co., Inc.*	1,700	12,274
Carrols Restaurant Group, Inc.*	2,800	21,168
CEC Entertainment, Inc.*	5,400	139,644
Cheesecake Factory, Inc.*^	13,900	257,428
Chipotle Mexican Grill, Inc., Class A*	7,400	718,170
Chipotle Mexican Grill, Inc., Class B*	5,700	474,354
Choice Hotels International, Inc.^	1,800	55,908
CKE Restaurants, Inc.	11,300	118,537
Cracker Barrel Old Country Store, Inc.^	3,900	134,160
Ctrip.com International Ltd. (ADR)*	29,300	1,722,547
Denny’s Corp.*	21,600	57,456
DineEquity, Inc.	4,000	99,000
Domino’s Pizza, Inc.*	900	7,956
Dover Downs Gaming & Entertainment, Inc.	3,300	18,810
Einstein Noah Restaurant Group, Inc.*	600	7,224
Frisch’s Restaurants, Inc.	100	2,588
Great Wolf Resorts, Inc.*	800	2,856
Interval Leisure Group, Inc.*	8,200	102,336
Isle of Capri Casinos, Inc.*^	3,900	45,981
Jack in the Box, Inc.*	13,400	274,566
Krispy Kreme Doughnuts, Inc.*	13,800	49,266
Lakes Entertainment, Inc.*^	1,600	5,376
Life Time Fitness, Inc.*	900	25,245
Marcus Corp.	400	5,116
McCormick & Schmick’s Seafood Restaurants, Inc.*	400	2,976
MGM MIRAGE*	156,872	1,888,739
Monarch Casino & Resort, Inc.*^	1,300	13,988
Morgans Hotel Group Co.*	2,600	14,092
Multimedia Games, Inc.*	1,800	9,216
Orient-Express Hotels Ltd., Class A^	66,140	761,271
P.F. Chang’s China Bistro, Inc.*	5,600	190,232
Panera Bread Co., Class A*^	12,400	682,000
Papa John’s International, Inc.*	3,900	95,823
Peet’s Coffee & Tea, Inc.*	2,500	70,575
Pinnacle Entertainment, Inc.*	8,000	81,520
Red Robin Gourmet Burgers, Inc.*^	900	18,378
Ruth’s Hospitality Group, Inc.*	3,100	13,082
Scientific Games Corp., Class A*	14,600	231,118
Shuffle Master, Inc.*	128,700	1,212,354
Sonic Corp.*^	13,000	143,780
Texas Roadhouse, Inc., Class A*^	11,400	121,068
Town Sports International Holdings, Inc.*^	3,700	9,287
Universal Travel Group*^	2,200	28,380
Wendy’s/Arby’s Group, Inc., Class A	34,300	162,239
WMS Industries, Inc.*	17,600	784,256
Wyndham Worldwide Corp.	18,100	295,392
Youbet.com, Inc.*	7,500	15,750

		13,439,313

Household Durables (0.7%)
Blyth, Inc.	100	3,873
Harman International Industries, Inc.	7,600	257,488
Hovnanian Enterprises, Inc., Class A*^	7,200	27,648

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
iRobot Corp.*^	4,200	$51,702
KB Home^	1,400	23,254
Leggett & Platt, Inc.	22,900	444,260
M.D.C. Holdings, Inc.	3,300	114,642
M/I Homes, Inc.*	500	6,795
National Presto Industries, Inc.	1,100	95,161
NIVS IntelliMedia Technology Group, Inc.*	2,000	5,360
NVR, Inc.*	200	127,474
Pulte Homes, Inc.	8,300	91,217
Sealy Corp.*^	1,800	5,760
Tempur-Pedic International, Inc.*	69,000	1,306,860
Tupperware Brands Corp.	14,500	578,840
Universal Electronics, Inc.*	2,300	46,966

		3,187,300

Internet & Catalog Retail (0.6%)
Blue Nile, Inc.*	3,000	186,360
Drugstore.Com, Inc.*	20,400	49,572
Gaiam, Inc., Class A*	78,700	549,326
HSN, Inc.*^	9,200	149,776
Netflix, Inc.*^	26,640	1,229,969
NutriSystem, Inc.^	7,300	111,398
Orbitz Worldwide, Inc.*	600	3,708
Overstock.com, Inc.*^	3,600	52,812
PetMed Express, Inc.	5,600	105,560
Shutterfly, Inc.*^	700	11,641
Stamps.com, Inc.*	3,000	27,750
Ticketmaster Entertainment, Inc.*	8,700	101,703
U.S. Auto Parts Network, Inc.*^	300	1,635

		2,581,210

Leisure Equipment & Products (0.2%)
Hasbro, Inc	17,400	482,850
Polaris Industries, Inc	7,100	289,538
Pool Corp	5,800	128,876
Smith & Wesson Holding Corp.*^	13,300	69,559
Sport Supply Group, Inc.	600	6,114
Sturm Ruger & Co., Inc.^	4,400	56,936

		1,033,873

Media (1.1%)
Arbitron, Inc.^	6,100	126,636
Carmike Cinemas, Inc.*	2,200	22,242
Cinemark Holdings, Inc.	6,300	65,268
CKX, Inc.*	12,700	85,217
Crown Media Holdings, Inc., Class A*^	1,300	2,028
CTC Media, Inc.*	7,400	116,328
Dolan Media Co.*	7,000	83,930
Focus Media Holding Ltd. (ADR)*	71,600	790,464
Global Sources Ltd.*	470	3,229
Interactive Data Corp.	3,900	102,219
John Wiley & Sons, Inc., Class A	9,600	333,888
Knology, Inc.*	2,600	25,350
Lamar Advertising Co., Class A*	5,500	150,920
Lions Gate Entertainment Corp.*^	124,200	765,072
LodgeNet Interactive Corp.*	3,400	25,670
Martha Stewart Living Omnimedia, Inc., Class A*^	6,100	38,186
Marvel Entertainment, Inc.*	11,300	560,706
Mediacom Communications Corp., Class A*	3,400	19,584
Morningstar, Inc.*^	4,500	218,520
National CineMedia, Inc.	53,120	901,446
New York Times Co., Class A^	1,800	14,616
Outdoor Channel Holdings, Inc.*	400	2,616
Playboy Enterprises, Inc., Class B*	3,400	10,268
Primedia, Inc.	400	1,008
RCN Corp.*	8,500	79,050
Reading International, Inc., Class A*	800	3,288
Regal Entertainment Group, Class A	9,400	115,808
Rentrak Corp.*	2,400	42,864
Valassis Communications, Inc.*	9,100	162,708
Value Line, Inc.	400	12,348
Warner Music Group Corp.*	300	1,659
World Wrestling Entertainment, Inc., Class A^	4,100	57,441

		4,940,577

Multiline Retail (0.6%)
99 Cents Only Stores*^	9,600	129,120
Big Lots, Inc.*	2,300	57,546
Dollar Tree, Inc.*	19,840	965,811
Fred’s, Inc., Class A	3,000	38,190
Kohl’s Corp.*	31,114	1,775,054

		2,965,721

Specialty Retail (6.2%)
Aaron’s, Inc.	11,200	295,680
Abercrombie & Fitch Co., Class A^	10,100	332,088
Advance Auto Parts, Inc.	44,355	1,742,265
Aeropostale, Inc.*^	89,003	3,868,961
American Eagle Outfitters, Inc.	81,600	1,375,776
America’s Car-Mart, Inc.*	1,500	35,925
AutoNation, Inc.*^	1,800	32,544
Barnes & Noble, Inc.^	1,900	42,218
bebe Stores, Inc.	6,000	44,160
Best Buy Co., Inc.	84,581	3,173,479
Big 5 Sporting Goods Corp.	5,000	75,500
Books-A-Million, Inc.	200	2,408
Buckle, Inc.^	5,300	180,942
CarMax, Inc.*^	73,100	1,527,790
Cato Corp., Class A	6,200	125,798
Charlotte Russe Holding, Inc.*^	3,600	63,000
Charming Shoppes, Inc.*^	1,900	9,329
Chico’s FAS, Inc.*	38,300	497,900
Children’s Place Retail Stores, Inc.*^	5,100	152,796
Christopher & Banks Corp.^	1,100	7,447
Citi Trends, Inc.*	3,300	93,951
Coldwater Creek, Inc.*^	10,500	86,100
Collective Brands, Inc.*	6,100	105,713
Destination Maternity Corp.*	1,200	21,756
Dick’s Sporting Goods, Inc.*	55,420	1,241,408
Dress Barn, Inc.*^	2,900	51,997
DSW, Inc., Class A*	200	3,194
Finish Line, Inc., Class A	5,800	58,928
Foot Locker, Inc.	16,300	194,785
Guess?, Inc.	23,700	877,848
Gymboree Corp.*	5,300	256,414
hhgregg, Inc.*^	3,000	50,820
Hibbett Sports, Inc.*^	6,500	118,495
HOT Topic, Inc.*	6,600	49,434
J. Crew Group, Inc.*^	33,400	1,196,388
Jo-Ann Stores, Inc.*	2,500	67,075
JoS. A. Bank Clothiers, Inc.*^	4,300	192,511
Kirkland’s, Inc.*	3,100	44,175
Lumber Liquidators, Inc.*^	3,600	78,084
Men’s Wearhouse, Inc.	400	9,880
Midas, Inc.*	3,000	28,200
Monro Muffler Brake, Inc.	3,700	117,623
Office Depot, Inc.*	11,600	76,792
OfficeMax, Inc.*	12,800	161,024
Penske Automotive Group, Inc.^	3,400	65,212
PetSmart, Inc.	29,500	641,625

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
RadioShack Corp.^	4,100	$67,937
Ross Stores, Inc.	38,347	1,831,836
Sally Beauty Holdings, Inc.*	5,800	41,238
Sonic Automotive, Inc., Class A^	1,500	15,750
Stein Mart, Inc.*	5,600	71,176
Systemax, Inc.*^	400	4,852
Talbots, Inc.	3,800	35,074
Tiffany & Co.	26,400	1,017,192
Tractor Supply Co.*	17,200	832,824
Tween Brands, Inc.*	700	5,873
Ulta Salon Cosmetics & Fragrance, Inc.*	6,400	105,664
Urban Outfitters, Inc.*^	107,660	3,248,102
Wet Seal, Inc., Class A*	22,800	86,184
Williams-Sonoma, Inc.	97,900	1,980,517
Zumiez, Inc.*	4,500	73,845

		28,893,502

Textiles, Apparel & Luxury Goods (2.8%)
American Apparel, Inc.*	8,300	29,133
Carter’s, Inc.*	36,360	970,812
Cherokee, Inc.^	1,900	45,543
Coach, Inc.	83,400	2,745,528
Crocs, Inc.*	7,500	49,875
Deckers Outdoor Corp.*	3,000	254,550
FGX International Holdings Ltd.*	63,600	887,220
Fossil, Inc.*^	10,900	310,105
Fuqi International, Inc.*	2,400	70,272
G-III Apparel Group Ltd.*	800	11,320
Hanesbrands, Inc.*^	86,664	1,854,610
K-Swiss, Inc., Class A	3,700	32,523
Liz Claiborne, Inc.^	15,300	75,429
Lululemon Athletica, Inc.*	9,500	216,125
Maidenform Brands, Inc.*	4,700	75,482
Oxford Industries, Inc.	2,200	43,340
Phillips-Van Heusen Corp.	7,700	329,483
Steven Madden Ltd.*	3,600	132,516
Timberland Co., Class A*	6,100	84,912
True Religion Apparel, Inc.*^	5,800	150,394
Under Armour, Inc., Class A*	28,900	804,287
UniFirst Corp.	700	31,115
Volcom, Inc.*^	4,100	67,568
Warnaco Group, Inc.*	81,620	3,579,853
Weyco Group, Inc.^	1,700	38,930
Wolverine World Wide, Inc.	11,400	283,176

		13,174,101

Total Consumer Discretionary		87,326,021

Consumer Staples (3.9%)
Beverages (0.5%)
Boston Beer Co., Inc., Class A*	1,900	70,452
Coca-Cola Bottling Co. Consolidated	1,000	48,430
Dr. Pepper Snapple Group, Inc.*	41,900	1,204,625
Hansen Natural Corp.*^	29,000	1,065,460
National Beverage Corp.*	1,400	16,114

		2,405,081

Food & Staples Retailing (0.3%)
Arden Group, Inc., Class A	300	35,850
BJ’s Wholesale Club, Inc.*	2,100	76,062
Casey’s General Stores, Inc.^	7,100	222,798
Diedrich Coffee, Inc.*^	800	19,240
Pantry, Inc.*	900	14,112
Pricesmart, Inc.	3,700	69,375
Ruddick Corp.	1,900	50,578
Susser Holdings Corp.*	300	3,771
United Natural Foods, Inc.*^	10,000	239,200
Village Super Market, Inc., Class A	1,500	44,205
Weis Markets, Inc.	500	15,975
Whole Foods Market, Inc.*	21,300	649,437

		1,440,603

Food Products (1.5%)
AgFeed Industries, Inc.*^	5,400	28,836
Alico, Inc.^	700	20,573
American Dairy, Inc.*	2,000	56,660
American Italian Pasta Co., Class A*	3,300	89,694
B&G Foods, Inc., Class A	1,300	10,647
Calavo Growers, Inc.	2,400	45,552
Cal-Maine Foods, Inc.	3,100	82,987
Darling International, Inc.*	18,700	137,445
Dean Foods Co.*	42,000	747,180
Diamond Foods, Inc.	3,000	95,160
Farmer Bros Co.	700	14,490
Flowers Foods, Inc.^	14,600	383,834
Green Mountain Coffee Roasters, Inc.*^	37,150	2,743,156
Hain Celestial Group, Inc.*^	42,600	816,642
HQ Sustainable Maritime Industries, Inc.*	1,600	14,080
J&J Snack Foods Corp.^	3,200	138,208
Lancaster Colony Corp.	4,400	225,588
Lance, Inc.^	6,500	167,830
Lifeway Foods, Inc.*	1,300	14,287
Overhill Farms, Inc.*	4,000	24,200
Sanderson Farms, Inc.	4,600	173,144
Smart Balance, Inc.*	11,100	68,154
Smithfield Foods, Inc.*	2,300	31,740
Synutra International, Inc.*^	4,500	61,695
Tootsie Roll Industries, Inc.^	5,666	134,737
TreeHouse Foods, Inc.*	16,800	599,256
Zhongpin, Inc.*^	4,200	61,824

		6,987,599

Household Products (0.7%)
Church & Dwight Co., Inc.	16,300	924,862
Energizer Holdings, Inc.*	29,940	1,986,220
Orchids Paper Products Co.*^	1,200	24,000
WD-40 Co.	2,500	71,000

		3,006,082

Personal Products (0.8%)
Alberto-Culver Co.	16,900	467,792
American Oriental Bioengineering, Inc.*^	5,600	27,216
Bare Escentuals, Inc.*	15,500	184,295
Chattem, Inc.*	4,200	278,922
China Sky One Medical, Inc.*^	2,400	31,656
China-Biotics, Inc.*	1,800	28,800
Female Health Co.*^	4,000	20,200
Herbalife Ltd.	61,979	2,029,192
Inter Parfums, Inc.	200	2,442
Medifast, Inc.*^	3,200	69,504
NBTY, Inc.*	8,600	340,388
Nu Skin Enterprises, Inc., Class A	11,600	214,948
Nutraceutical International Corp.*	200	2,254
Revlon, Inc., Class A*^	2,300	11,178
Schiff Nutrition International, Inc.	200	1,042
USANA Health Sciences, Inc.*	1,500	51,165

		3,760,994

Tobacco (0.1%)
Alliance One International, Inc.*^	12,700	56,896
Star Scientific, Inc.*^	19,100	17,763
Universal Corp.	500	20,910

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Vector Group Ltd.	8,820	$137,416

		232,985

Total Consumer Staples		17,833,344

Energy (4.5%)
Energy Equipment & Services (2.1%)
Atwood Oceanics, Inc.*	11,000	387,970
Bolt Technology Corp.*	700	8,799
Cal Dive International, Inc.*	2,600	25,714
CARBO Ceramics, Inc.^	4,000	206,200
Complete Production Services, Inc.*	57,540	650,202
Dresser-Rand Group, Inc.*	19,000	590,330
Dril-Quip, Inc.*	17,800	883,592
ENGlobal Corp.*	3,500	14,420
Exterran Holdings, Inc.*^	6,400	151,936
FMC Technologies, Inc.*^	9,480	495,235
Geokinetics, Inc.*	700	14,840
Gulf Island Fabrication, Inc.	200	3,748
GulfMark Offshore, Inc.*	2,600	85,124
Helix Energy Solutions Group, Inc.*	29,100	435,918
Helmerich & Payne, Inc.^	7,600	300,428
Hercules Offshore, Inc.*	2,300	11,293
ION Geophysical Corp.*^	1,700	5,984
Lufkin Industries, Inc.	3,100	164,858
Matrix Service Co.*	1,900	20,653
NATCO Group, Inc., Class A*	900	39,852
National Oilwell Varco, Inc.*	45,467	1,960,992
Natural Gas Services Group, Inc.*^	300	5,286
Oceaneering International, Inc.*	21,020	1,192,885
Patterson-UTI Energy, Inc.^	4,800	72,480
PHI, Inc.*	1,500	30,420
Pioneer Drilling Co.*	1,700	12,478
Rowan Cos., Inc.	4,400	101,508
RPC, Inc.	6,900	72,312
Sulphco, Inc.*^	15,900	21,783
Superior Energy Services, Inc.*	57,780	1,301,206
TETRA Technologies, Inc.*	9,300	90,117
TGC Industries, Inc.*	2,500	12,125
Willbros Group, Inc.*	8,900	135,547

		9,506,235

Oil, Gas & Consumable Fuels (2.4%)
Alon USA Energy, Inc.^	200	1,986
Alpha Natural Resources, Inc.*	27,773	974,832
Apco Oil and Gas International, Inc.	2,300	52,716
Approach Resources, Inc.*	400	3,632
Arena Resources, Inc.*	8,900	315,950
Atlas Energy, Inc.	4,100	110,987
ATP Oil & Gas Corp.*	1,500	26,835
Bill Barrett Corp.*	14,500	475,455
BPZ Resources, Inc.*^	17,200	129,344
Brigham Exploration Co.*	10,500	95,340
Cabot Oil & Gas Corp.	15,000	536,250
Carrizo Oil & Gas, Inc.*^	6,300	154,287
Cheniere Energy, Inc.*^	4,500	13,185
Clean Energy Fuels Corp.*^	8,300	119,603
Comstock Resources, Inc.*	900	36,072
Concho Resources, Inc.*	9,440	342,861
Contango Oil & Gas Co.*	2,700	137,862
CREDO Petroleum Corp.*	1,400	14,168
Cubic Energy, Inc.*	2,200	2,068
CVR Energy, Inc.*	400	4,976
Delta Petroleum Corp.*	23,600	41,300
Endeavour International Corp.*	24,900	30,129
EOG Resources, Inc.	15,694	1,310,606
Evergreen Energy, Inc.*	27,700	17,174
EXCO Resources, Inc.*	28,800	538,272
Forest Oil Corp.*	9,600	187,872
Frontier Oil Corp.	19,000	264,480
FX Energy, Inc.*	10,400	33,592
GMX Resources, Inc.*	3,200	50,272
Golar LNG Ltd.	4,600	50,876
GreenHunter Energy, Inc.*	1,300	2,561
Gulfport Energy Corp.*	6,200	54,188
Holly Corp.^	9,800	251,076
Isramco, Inc.*^	200	26,128
James River Coal Co.*	6,500	124,215
Mariner Energy, Inc.*	59,200	839,456
Massey Energy Co.^	15,900	443,451
McMoRan Exploration Co.*	17,700	133,635
Newfield Exploration Co.*	14,400	612,864
Northern Oil and Gas, Inc.*	6,500	54,600
Panhandle Oil and Gas, Inc., Class A	1,600	34,176
Peabody Energy Corp.	29,600	1,101,712
PrimeEnergy Corp.*	200	5,736
Quicksilver Resources, Inc.*^	27,200	385,968
Rex Energy Corp.*^	4,100	34,235
Ship Finance International Ltd.^	6,198	76,173
St. Mary Land & Exploration Co.	3,600	116,856
Syntroleum Corp.*	15,800	42,660
Teekay Corp.	4,000	87,480
Teekay Tankers Ltd., Class A^	3,000	25,050
Tesoro Corp.^	13,300	199,234
Toreador Resources Corp.*	4,800	47,952
Uranerz Energy Corp.*	9,300	21,297
Uranium Energy Corp.*^	11,000	32,450
Venoco, Inc.*	1,400	16,114
W&T Offshore, Inc.^	6,900	80,799
Warren Resources, Inc.*	8,000	23,680
Westmoreland Coal Co.*	500	4,065
World Fuel Services Corp.	6,900	331,683
Zion Oil & Gas, Inc.*	3,000	29,280

		11,311,756

Total Energy		20,817,991

Financials (7.5%)
Capital Markets (3.5%)
Affiliated Managers Group, Inc.*^	31,580	2,053,016
Ameriprise Financial, Inc.	57,470	2,087,885
BGC Partners, Inc., Class A	4,100	17,548
Broadpoint Gleacher Securities, Inc.*	10,600	88,404
Calamos Asset Management, Inc., Class A	400	5,224
Cohen & Steers, Inc.^	1,700	40,800
Diamond Hill Investment Group, Inc.*	500	28,985
Duff & Phelps Corp., Class A	4,000	76,640
Eaton Vance Corp.	27,000	755,730
Epoch Holding Corp.^	2,600	22,750
Evercore Partners, Inc., Class A	14,400	420,768
FBR Capital Markets Corp.*	400	2,372
Federated Investors, Inc., Class B^	19,000	501,030
GAMCO Investors, Inc., Class A	900	41,130
GFI Group, Inc.	15,100	109,173
GLG Partners, Inc.	45,100	181,753
Greenhill & Co., Inc.	12,370	1,108,105
International Assets Holding Corp.*	1,200	19,812
Invesco Ltd.	52,540	1,195,810
Investment Technology Group, Inc.*	900	25,128
Janus Capital Group, Inc.	36,900	523,242
Jefferies Group, Inc.*	20,200	550,046
JMP Group, Inc.	300	2,898

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
KBW, Inc.*^	22,420	$722,372
Knight Capital Group, Inc., Class A*	11,200	243,600
Kohlberg Capital Corp.	519	3,130
Lazard Ltd., Class A	41,080	1,697,015
Main Street Capital Corp.	1,119	15,923
MF Global Ltd.*	7,200	52,344
optionsXpress Holdings, Inc.	9,700	167,616
Penson Worldwide, Inc.*^	3,100	30,194
Pzena Investment Management, Inc., Class A*	1,700	13,889
Riskmetrics Group, Inc.*^	4,900	71,638
Safeguard Scientifics, Inc.*	1,566	17,179
SEI Investments Co.	28,100	553,008
Stifel Financial Corp.*^	30,980	1,700,802
SWS Group, Inc.	400	5,760
Teton Advisors, Inc., Class B(b)^†	10	26
Thomas Weisel Partners Group, Inc.*	500	2,670
TradeStation Group, Inc.*	2,100	17,115
U.S. Global Investors, Inc., Class A	2,600	32,058
Waddell & Reed Financial, Inc., Class A	36,800	1,046,960
Westwood Holdings Group, Inc.	1,100	38,170

		16,289,718

Commercial Banks (0.5%)
Ames National Corp.^	700	16,877
Arrow Financial Corp.^	1,442	39,352
Bank of Marin Bancorp/California^	1,000	31,330
Bank of the Ozarks, Inc.^	200	5,306
BOK Financial Corp.^	1,700	78,744
Bridge Bancorp, Inc.^	1,300	31,629
Bryn Mawr Bank Corp.	300	5,241
CapitalSource, Inc.	9,300	40,362
Cardinal Financial Corp.^	2,800	23,044
Cathay General Bancorp^	5,300	42,877
Centerstate Banks, Inc.	500	3,945
Citizens Holding Co.	200	5,292
City Holding Co.	400	11,924
CNB Financial Corp./Pennsylvania^	1,000	17,170
Commerce Bancshares, Inc./Missouri	4,800	178,752
Enterprise Financial Services Corp.	1,600	14,800
First Financial Bankshares, Inc.^	2,600	128,596
First of Long Island Corp.	200	5,318
Great Southern Bancorp, Inc.^	600	14,226
Hancock Holding Co.^	700	26,299
Investors Bancorp, Inc.*	1,000	10,610
Metro Bancorp, Inc.*^	300	3,651
Nara Bancorp, Inc.	2,000	13,900
Orrstown Financial Services, Inc.	600	23,184
Park National Corp.^	200	11,668
Peapack Gladstone Financial Corp.	315	5,059
Penns Woods Bancorp, Inc.^	500	16,005
PrivateBancorp, Inc.	27,400	670,204
Republic Bancorp, Inc./Kentucky, Class A	200	3,992
Signature Bank/New York*	7,600	220,400
Southside Bancshares, Inc.^	700	15,764
Suffolk Bancorp^	1,600	47,376
SVB Financial Group*^	800	34,616
SY Bancorp, Inc.^	1,200	27,708
Texas Capital Bancshares, Inc.*	800	13,472
Tompkins Financial Corp.^	800	34,960
Westamerica Bancorp^	3,900	202,800
Wilshire Bancorp, Inc.	300	2,202

		2,078,655

Consumer Finance (0.1%)
Advance America Cash Advance Centers, Inc.	10,300	57,680
AmeriCredit Corp.*	6,300	99,477
Cardtronics, Inc.*^	2,300	17,986
CompuCredit Holdings Corp.*^	1,900	8,949
Credit Acceptance Corp.*	1,400	45,066
Dollar Financial Corp.*	4,800	76,896
EZCORP, Inc., Class A*	10,300	140,698
First Cash Financial Services, Inc.*	5,000	85,650
Nelnet, Inc., Class A*^	1,400	17,416
QC Holdings, Inc.	900	6,075
Rewards Network, Inc.*	533	7,324
Student Loan Corp.	100	4,640

		567,857

Diversified Financial Services (0.6%)
Asset Acceptance Capital Corp.*^	1,000	7,250
CIT Group, Inc.^	9,300	11,253
Deutsche Boerse AG	9,076	741,764
Financial Federal Corp.	2,300	56,764
Life Partners Holdings, Inc.^	1,575	28,193
MarketAxess Holdings, Inc.*	7,400	89,170
MSCI, Inc., Class A*	41,600	1,232,192
NASDAQ OMX Group, Inc.*	26,718	562,414
NewStar Financial, Inc.*	2,100	6,909
PICO Holdings, Inc.*	1,800	60,030
Portfolio Recovery Associates, Inc.*	3,500	158,655

		2,954,594

Insurance (1.4%)
American Safety Insurance Holdings Ltd.*	200	3,160
Amtrust Financial Services, Inc.	300	3,423
Arthur J. Gallagher & Co.	21,500	523,955
Assured Guaranty Ltd.^	3,000	58,260
Axis Capital Holdings Ltd.	9,400	283,692
Brown & Brown, Inc.	20,200	387,032
Citizens, Inc./Texas*	6,300	39,942
Crawford & Co., Class B*	4,200	18,522
eHealth, Inc.*^	5,900	85,668
Endurance Specialty Holdings Ltd.	3,900	142,233
Erie Indemnity Co., Class A	4,800	179,808
FBL Financial Group, Inc., Class A^	1,400	27,202
Fidelity National Financial, Inc., Class A	7,700	116,116
First Mercury Financial Corp.	1,600	21,312
Fortis*	253,116	1,185,642
Genworth Financial, Inc., Class A	48,300	577,185
Hallmark Financial Services*	300	2,415
Hanover Insurance Group, Inc.^	1,000	41,330
Hartford Financial Services Group, Inc.	23,400	620,100
Marsh & McLennan Cos., Inc.	31,072	768,410
Odyssey Reinsurance Holdings Corp.	900	58,329
Phoenix Cos., Inc.*^	3,100	10,075
Principal Financial Group, Inc.	37,977	1,040,190
Reinsurance Group of America, Inc.	1,400	62,440
RLI Corp.^	1,900	100,282
Safety Insurance Group, Inc.	400	13,168
Tower Group, Inc.	8,200	199,998
Universal Insurance Holdings, Inc.	2,000	10,060
Validus Holdings Ltd.	2,900	74,820

		6,654,769

Real Estate Investment Trusts (REITs) (1.0%)
Acadia Realty Trust (REIT)^	2,300	34,661
Alexander’s, Inc. (REIT)	300	88,764

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Alexandria Real Estate Equities, Inc. (REIT)^	2,000	$108,700
Digital Realty Trust, Inc. (REIT)^	17,600	804,496
DuPont Fabros Technology, Inc. (REIT)*	3,500	46,655
EastGroup Properties, Inc. (REIT)	3,500	133,770
Equity Lifestyle Properties, Inc. (REIT)^	3,700	158,323
Federal Realty Investment Trust (REIT)^	1,700	104,329
FelCor Lodging Trust, Inc. (REIT)^	99,400	450,282
Getty Realty Corp. (REIT)	1,700	41,718
Health Care REIT, Inc. (REIT)^	14,000	582,680
Investors Real Estate Trust (REIT)	900	8,136
iStar Financial, Inc. (REIT)*^	58,700	178,448
LTC Properties, Inc. (REIT)	600	14,424
Mid-America Apartment Communities, Inc. (REIT)	3,300	148,929
National Health Investors, Inc. (REIT)	300	9,495
Nationwide Health Properties, Inc. (REIT)	17,900	554,721
Omega Healthcare Investors, Inc. (REIT)	3,800	60,876
Potlatch Corp. (REIT)	4,700	133,715
PS Business Parks, Inc. (REIT)	1,100	56,452
Rayonier, Inc. (REIT)^	8,300	339,553
Redwood Trust, Inc. (REIT)^	2,500	38,750
Saul Centers, Inc. (REIT)	800	25,680
Tanger Factory Outlet Centers (REIT)	4,400	164,296
UMH Properties, Inc. (REIT)	500	4,075
Universal Health Realty Income Trust (REIT)	1,500	48,825
Washington Real Estate Investment Trust (REIT)	1,600	46,080

		4,386,833

Real Estate Management & Development (0.3%)
CB Richard Ellis Group, Inc., Class A*^	54,800	643,352
St. Joe Co.*^	21,600	628,992
Tejon Ranch Co.*^	2,700	69,336

		1,341,680

Thrifts & Mortgage Finance (0.1%)
Brookline Bancorp, Inc.^	3,600	34,992
Brooklyn Federal Bancorp, Inc.	400	4,880
Capitol Federal Financial	4,700	154,724
Cheviot Financial Corp.	100	856
Clifton Savings Bancorp, Inc.	200	1,960
Heritage Financial Group	100	828
Kearny Financial Corp.	900	9,378
Kentucky First Federal Bancorp	100	1,249
Oritani Financial Corp.^	1,600	21,824
Prudential Bancorp, Inc. of Pennsylvania	800	8,032
Roma Financial Corp.	900	11,187
TFS Financial Corp.	2,400	28,560
TrustCo Bank Corp. NY/New York	6,200	38,750
United Financial Bancorp, Inc.	700	8,106
ViewPoint Financial Group	2,200	30,888

		356,214

Total Financials		34,630,320

Health Care (18.0%)
Biotechnology (4.4%)
Abraxis Bioscience, Inc.*	1,600	58,208
Acorda Therapeutics, Inc.*	31,640	736,579
Affymax, Inc.*^	3,400	81,226
Alexion Pharmaceuticals, Inc.*	35,140	1,565,136
Alkermes, Inc.*	21,900	201,261
Allos Therapeutics, Inc.*	14,500	105,125
Alnylam Pharmaceuticals, Inc.*^	8,600	195,048
AMAG Pharmaceuticals, Inc.*^	14,900	650,832
Amicus Therapeutics, Inc.*	3,800	33,250
Amylin Pharmaceuticals, Inc.*^	56,025	766,982
Arena Pharmaceuticals, Inc.*^	21,600	96,552
ARIAD Pharmaceuticals, Inc.*	19,200	42,624
ArQule, Inc.*	5,600	25,424
Array BioPharma, Inc.*^	10,600	25,228
AVI BioPharma, Inc.*	19,200	33,024
BioCryst Pharmaceuticals, Inc.*^	5,400	44,496
BioMarin Pharmaceutical, Inc.*^	62,000	1,120,960
Biospecifics Technologies Corp.*^	900	28,809
Cardium Therapeutics, Inc.*	9,700	15,714
Celera Corp.*	4,200	26,166
Cell Therapeutics, Inc.*^	124,900	153,627
Celldex Therapeutics, Inc.*	2,000	10,980
Cephalon, Inc.*	9,552	556,309
Cepheid, Inc.*^	13,100	173,182
Chelsea Therapeutics International, Inc.*	5,900	14,809
Clinical Data, Inc.*^	2,400	40,008
Cubist Pharmaceuticals, Inc.*	13,300	268,660
Curis, Inc.*^	15,900	37,206
Cytokinetics, Inc.*	8,700	46,023
Cytori Therapeutics, Inc.*^	6,000	23,700
Dendreon Corp.*	59,900	1,676,601
Dyax Corp.*^	15,500	55,645
Emergent Biosolutions, Inc.*^	4,100	72,406
Enzon Pharmaceuticals, Inc.*	10,700	88,275
Exelixis, Inc.*^	24,200	154,396
Facet Biotech Corp.*^	1,100	19,019
Genomic Health, Inc.*	3,400	74,324
Geron Corp.*	10,300	67,568
GTx, Inc.*	4,500	57,600
Halozyme Therapeutics, Inc.*	15,800	112,338
Hemispherx Biopharma, Inc.*^	27,600	55,200
Human Genome Sciences, Inc.*	61,300	1,153,666
Idenix Pharmaceuticals, Inc.*	6,000	18,540
Idera Pharmaceuticals, Inc.*^	4,600	34,086
Immunogen, Inc.*^	44,800	363,328
Immunomedics, Inc.*	15,900	87,768
Incyte Corp.*^	47,400	319,950
Infinity Pharmaceuticals, Inc.*^	2,000	12,460
Insmed, Inc.*	31,200	25,584
InterMune, Inc.*^	21,500	342,495
Isis Pharmaceuticals, Inc.*	21,900	319,083
Lexicon Pharmaceuticals, Inc.*^	6,600	14,058
Ligand Pharmaceuticals, Inc., Class B*	24,500	56,595
MannKind Corp.*	11,600	114,260
Marshall Edwards, Inc.*	5,700	5,529
Martek Biosciences Corp.*^	1,500	33,885
Maxygen, Inc.*	5,300	35,457
Medivation, Inc.*	6,800	184,552
Metabolix, Inc.*	4,300	44,204
Micromet, Inc.*	10,600	70,596
Molecular Insight Pharmaceuticals, Inc.*^	4,200	23,226

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Momenta Pharmaceuticals, Inc.*	7,800	$82,758
Myriad Genetics, Inc.*	38,500	1,054,900
Myriad Pharmaceuticals, Inc.*^	5,665	33,197
Nabi Biopharmaceuticals*	9,300	33,387
Nanosphere, Inc.*	2,700	19,332
Neurocrine Biosciences, Inc.*	8,700	26,535
NeurogesX, Inc.*	2,600	20,800
Novavax, Inc.*^	13,500	53,460
NPS Pharmaceuticals, Inc.*	11,200	45,024
OncoGenex Pharmaceutical, Inc.*	1,000	36,000
Onyx Pharmaceuticals, Inc.*^	31,660	948,850
Opko Health, Inc.*^	11,500	26,220
Orexigen Therapeutics, Inc.*	4,800	47,280
OSI Pharmaceuticals, Inc.*	22,600	797,780
Osiris Therapeutics, Inc.*	3,900	25,974
OXiGENE, Inc.*	6,800	9,656
PDL BioPharma, Inc.	27,100	213,548
Pharmasset, Inc.*	4,700	99,358
Poniard Pharmaceuticals, Inc.*	5,800	43,384
Progenics Pharmaceuticals, Inc.*	4,900	25,676
Protalix BioTherapeutics, Inc.*	8,600	71,036
Regeneron Pharmaceuticals, Inc.*	25,300	488,290
Repligen Corp.*	6,900	34,569
Rigel Pharmaceuticals, Inc.*	11,600	95,120
Sangamo BioSciences, Inc.*^	8,400	68,964
Savient Pharmaceuticals, Inc.*	64,200	975,840
Sciclone Pharmaceuticals, Inc.*	8,900	37,914
Seattle Genetics, Inc.*^	36,500	512,095
SIGA Technologies, Inc.*	6,500	51,285
Spectrum Pharmaceuticals, Inc.*	8,200	55,186
StemCells, Inc.*	25,800	42,054
Synta Pharmaceuticals Corp.*	4,600	14,260
Theravance, Inc.*^	12,600	184,464
Transcept Pharmaceuticals, Inc.*	12,500	172,875
United Therapeutics Corp.*^	21,300	1,043,487
Vanda Pharmaceuticals, Inc.*	6,200	72,168
Vical, Inc.*^	8,300	35,358
ZymoGenetics, Inc.*^	8,500	51,340

		20,519,266

Health Care Equipment & Supplies (5.1%)
Abaxis, Inc.*^	5,200	139,100
ABIOMED, Inc.*^	7,000	67,970
Accuray, Inc.*^	8,300	53,950
Align Technology, Inc.*^	13,500	191,970
Alphatec Holdings, Inc.*	7,500	34,500
American Medical Systems Holdings, Inc.*	85,600	1,448,352
Analogic Corp	1,800	66,636
AngioDynamics, Inc.*	1,400	19,292
Aspect Medical Systems, Inc.*	400	4,792
Atrion Corp	300	43,320
ATS Medical, Inc.*	11,800	31,624
Beckman Coulter, Inc	31,000	2,137,140
Bovie Medical Corp.*^	4,300	33,755
Cantel Medical Corp.*	2,200	33,132
Cardiac Science Corp.*	600	2,400
Cardiovascular Systems, Inc.*	2,200	15,994
Conceptus, Inc.*	7,100	131,634
CryoLife, Inc.*	6,300	50,211
Cutera, Inc.*	900	7,785
Cyberonics, Inc.*^	6,100	97,234
Delcath Systems, Inc.*	5,700	27,987
DexCom, Inc.*	119,100	944,463
Edwards Lifesciences Corp.*^	26,760	1,870,791
Electro-Optical Sciences, Inc.*	4,400	42,152
Endologix, Inc.*	11,000	68,090
EnteroMedics, Inc.*	3,800	18,202
Exactech, Inc.*	1,900	29,906
Gen-Probe, Inc.*	12,100	501,424
Greatbatch, Inc.*^	3,600	80,892
Haemonetics Corp.*	6,000	336,720
Hansen Medical, Inc.*	5,000	17,500
HeartWare International, Inc.*	1,200	35,988
Hill-Rom Holdings, Inc	5,500	119,790
Hologic, Inc.*	5,800	94,772
Home Diagnostics, Inc.*	800	5,408
ICU Medical, Inc.*	3,000	110,580
Idexx Laboratories, Inc.*^	27,400	1,370,000
I-Flow Corp.*	2,300	26,197
Immucor, Inc.*^	16,200	286,740
Insulet Corp.*^	6,500	72,995
Integra LifeSciences Holdings Corp.*	4,300	146,845
Intuitive Surgical, Inc.*	9,173	2,405,619
Invacare Corp	3,100	69,068
Inverness Medical Innovations, Inc.*^	8,600	333,078
IRIS International, Inc.*	4,400	49,720
Kensey Nash Corp.*	1,700	49,215
Kinetic Concepts, Inc.*^	5,000	184,900
MAKO Surgical Corp.*	3,300	28,908
Masimo Corp.*	58,980	1,545,276
Medical Action Industries, Inc.*	2,800	33,796
Meridian Bioscience, Inc.^	9,600	240,096
Merit Medical Systems, Inc.*	6,400	110,912
Micrus Endovascular Corp.*	3,800	49,210
Natus Medical, Inc.*	4,700	72,521
Neogen Corp.*^	2,900	93,641
NuVasive, Inc.*^	25,360	1,059,034
NxStage Medical, Inc.*	5,300	35,457
OraSure Technologies, Inc.*	10,700	31,030
Orthofix International N.V.*	3,800	111,682
Orthovita, Inc.*^	15,900	69,801
Palomar Medical Technologies, Inc.*	3,300	53,493
Quidel Corp.*^	6,000	97,380
ResMed, Inc.*	32,600	1,473,520
Rochester Medical Corp.*	2,500	30,100
Rockwell Medical Technologies, Inc.*	3,500	27,230
RTI Biologics, Inc.*	4,900	21,315
Sirona Dental Systems, Inc.*	3,700	110,075
Somanetics Corp.*	2,800	45,136
SonoSite, Inc.*	3,900	103,194
Spectranetics Corp.*	7,700	49,357
St. Jude Medical, Inc.*	34,465	1,344,480
Stereotaxis, Inc.*^	6,700	29,882
STERIS Corp.^	13,700	417,165
SurModics, Inc.*^	3,700	91,020
Symmetry Medical, Inc.*	1,500	15,555
Synovis Life Technologies, Inc.*	2,700	37,260
Teleflex, Inc	4,000	193,240
Thoratec Corp.*	13,100	396,537
TomoTherapy, Inc.*	4,000	17,320
TranS1, Inc.*	3,000	14,430
Utah Medical Products, Inc.^	800	23,456
Vascular Solutions, Inc.*	4,000	33,080
Volcano Corp.*	53,400	898,188
West Pharmaceutical Services, Inc.	7,700	312,697
Wright Medical Group, Inc.*	8,900	158,954
Young Innovations, Inc.^	1,000	26,310
Zoll Medical Corp.*	4,300	92,536

		23,504,107

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Providers & Services (2.7%)
Air Methods Corp.*^	2,600	$84,682
Alliance HealthCare Services, Inc.*	5,500	31,130
Allied Healthcare International, Inc.*^	1,900	5,320
Allion Healthcare, Inc.*	300	1,755
Almost Family, Inc.*^	1,500	44,625
Amedisys, Inc.*^	6,000	261,780
America Service Group, Inc.	2,100	34,734
American Caresource Holding, Inc.*^	2,600	11,362
American Dental Partners, Inc.*	1,200	16,800
AMERIGROUP Corp.*	12,200	270,474
AMN Healthcare Services, Inc.*	7,200	68,472
Bio-Reference Labs, Inc.*	2,700	92,880
BioScrip, Inc.*^	9,000	60,840
CardioNet, Inc.*^	5,900	39,648
Catalyst Health Solutions, Inc.*	8,400	244,860
Centene Corp.*	5,200	98,488
Chemed Corp.	5,300	232,617
Chindex International, Inc.*^	2,700	33,966
Clarient, Inc.*	7,500	31,575
Community Health Systems, Inc.*	40,700	1,299,551
Continuecare Corp.*	6,300	19,026
Corvel Corp.*	1,600	45,440
Cross Country Healthcare, Inc.*	700	6,517
Emdeon, Inc., Class A*	4,800	77,760
Emergency Medical Services Corp., Class A*	2,200	102,300
Emeritus Corp.*^	4,600	100,970
Ensign Group, Inc.	2,700	37,881
Genoptix, Inc.*^	3,800	132,164
Gentiva Health Services, Inc.*^	2,600	65,026
Hanger Orthopedic Group, Inc.*	1,200	16,644
Health Grades, Inc.*	5,900	29,205
Health Management Associates, Inc., Class A*	57,600	431,424
HealthSouth Corp.*^	20,600	322,184
Healthways, Inc.*	400	6,128
HMS Holdings Corp.*^	30,560	1,168,309
inVentiv Health, Inc.*	2,800	46,844
IPC The Hospitalist Co., Inc.*	3,600	113,220
Landauer, Inc.	1,300	71,474
LCA-Vision, Inc.*^	2,600	18,226
LHC Group, Inc.*	3,500	104,755
Lincare Holdings, Inc.*	13,000	406,250
MEDNAX, Inc.*^	3,500	192,220
Metropolitan Health Networks, Inc.*	10,100	22,018
MWI Veterinary Supply, Inc.*^	11,400	455,430
National Healthcare Corp.	900	33,561
National Research Corp.	400	9,652
NovaMed, Inc.*^	3,000	13,590
Odyssey HealthCare, Inc.*	4,100	51,250
Omnicare, Inc.	11,700	263,484
Owens & Minor, Inc.	7,800	352,950
Patterson Cos., Inc.*^	23,300	634,925
PharMerica Corp.*^	7,100	131,847
Providence Service Corp.*	2,600	30,316
PSS World Medical, Inc.*^	13,900	303,437
Psychiatric Solutions, Inc.*^	76,890	2,057,576
RadNet, Inc.*	5,400	13,986
RehabCare Group, Inc.*	3,600	78,084
Tenet Healthcare Corp.*	75,200	442,176
Triple-S Management Corp., Class B*^	300	5,031
U.S. Physical Therapy, Inc.*	1,300	19,591
Universal Health Services, Inc., Class B	800	49,544
VCA Antech, Inc.*	41,600	1,118,624
Virtual Radiologic Corp.*^	1,800	23,454

		12,590,052

Health Care Technology (1.6%)
Allscripts-Misys Healthcare Solutions, Inc.^	14,400	291,888
AMICAS, Inc.*	6,600	23,760
athenahealth, Inc.*^	45,360	1,740,463
Computer Programs & Systems, Inc.^	2,300	95,243
Eclipsys Corp.*	13,000	250,900
HLTH Corp.*	24,300	355,023
IMS Health, Inc.	9,400	144,290
MedAssets, Inc.*^	33,700	760,609
Medidata Solutions, Inc.*	34,300	519,645
Merge Healthcare, Inc.*	6,500	26,715
Omnicell, Inc.*	6,600	73,524
Phase Forward, Inc.*	57,200	803,088
Quality Systems, Inc.^	12,300	757,311
SXC Health Solutions Corp.*	33,400	1,562,786
Transcend Services, Inc.*	1,600	27,952
Vital Images, Inc.*	2,300	28,796

		7,461,993

Life Sciences Tools & Services (2.0%)
Accelrys, Inc.*	6,500	37,700
Affymetrix, Inc.*	14,200	124,676
BioDelivery Sciences International, Inc.*^	2,400	11,520
Bio-Rad Laboratories, Inc., Class A*	4,400	404,272
Bruker Corp.*	11,800	125,906
Cambrex Corp.*	6,300	39,690
Charles River Laboratories International, Inc.*^	10,300	380,894
Covance, Inc.*^	14,900	806,835
Dionex Corp.*	4,100	266,377
Enzo Biochem, Inc.*	6,000	42,480
eResearchTechnology, Inc.*	9,300	65,100
Harvard Bioscience, Inc.*	5,800	21,982
Illumina, Inc.*^	16,240	690,200
Kendle International, Inc.*	800	13,376
Life Sciences Research, Inc.*	2,400	19,104
Luminex Corp.*	9,500	161,500
Mettler-Toledo International, Inc.*	7,800	706,602
Millipore Corp.*	12,900	907,257
PAREXEL International Corp.*	79,800	1,084,482
PerkinElmer, Inc	5,600	107,744
Pharmaceutical Product Development, Inc.^	24,600	539,724
QIAGEN N.V.*^	41,900	891,632
Sequenom, Inc.*^	58,750	189,763
Techne Corp	8,700	544,185
Thermo Fisher Scientific, Inc.*	22,100	965,107
Varian, Inc.*	1,500	76,590

		9,224,698

Pharmaceuticals (2.2%)
Acura Pharmaceuticals, Inc.*^	1,400	7,154
Adolor Corp.*	3,700	5,883
Akorn, Inc.*^	15,700	21,509
Ardea Biosciences, Inc.*	14,200	260,144
ARYx Therapeutics, Inc.*^	5,200	16,276
Auxilium Pharmaceuticals, Inc.*^	70,035	2,395,897
AVANIR Pharmaceuticals, Inc., Class A*	15,200	31,616
Biodel, Inc.*^	3,000	16,110

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
BioMimetic Therapeutics, Inc.*	3,194	$38,999
BMP Sunstone Corp.*	6,900	28,083
Cadence Pharmaceuticals, Inc.*^	67,100	742,126
Caraco Pharmaceutical Laboratories Ltd.*	900	4,581
Cornerstone Therapeutics, Inc.*^	1,600	10,480
Cumberland Pharmaceuticals, Inc.*	1,500	24,285
Cypress Bioscience, Inc.*	8,800	71,896
Daiichi Sankyo Co., Ltd.	58,739	1,212,537
Depomed, Inc.*	11,000	48,070
Discovery Laboratories, Inc.*^	25,100	34,136
Durect Corp.*	19,300	51,531
Hi-Tech Pharmacal Co., Inc.*^	500	11,220
Impax Laboratories, Inc.*	36,900	322,506
Inspire Pharmaceuticals, Inc.*	14,300	74,646
ISTA Pharmaceuticals, Inc.*	8,300	37,018
Javelin Pharmaceuticals, Inc.*^	13,600	26,520
KV Pharmaceutical Co., Class A*	6,100	18,727
Lannett Co., Inc.*	2,500	18,700
MAP Pharmaceuticals, Inc.*^	18,900	197,694
Matrixx Initiatives, Inc.*	2,400	13,632
Medicines Co.*	8,600	94,686
Medicis Pharmaceutical Corp., Class A	2,000	42,700
MiddleBrook Pharmaceuticals, Inc.*^	9,900	11,385
Nektar Therapeutics*^	21,600	210,384
Obagi Medical Products, Inc.*	4,300	49,880
Optimer Pharmaceuticals, Inc.*	6,600	89,298
Pain Therapeutics, Inc.*	7,700	38,962
Penwest Pharmaceuticals Co.*	79,500	166,155
Perrigo Co.	18,500	628,815
Pozen, Inc.*	6,000	44,160
Questcor Pharmaceuticals, Inc.*^	13,300	73,416
Repros Therapeutics, Inc.*^	2,400	2,160
Salix Pharmaceuticals Ltd.*	10,800	229,608
Santarus, Inc.*	12,900	42,441
Sepracor, Inc.*	25,200	577,080
Shionogi & Co., Ltd.	45,322	1,072,904
Sucampo Pharmaceuticals, Inc., Class A*	2,500	14,575
SuperGen, Inc.*	9,400	25,098
Valeant Pharmaceuticals International*^	16,000	448,960
ViroPharma, Inc.*	3,900	37,518
Vivus, Inc.*	18,700	195,415
XenoPort, Inc.*	7,000	148,610

		9,986,186

Total Health Care		83,286,302

Industrials (13.6%)
Aerospace & Defense (1.5%)
AAR Corp.*^	800	17,552
Aerovironment, Inc.*	18,600	522,474
Alliant Techsystems, Inc.*^	7,600	591,660
American Science & Engineering, Inc.	2,100	142,884
Applied Signal Technology, Inc.	3,200	74,464
Argon ST, Inc.*	2,500	47,625
Ascent Solar Technologies, Inc.*^	200	1,508
Astronics Corp.*^	1,900	17,860
BE Aerospace, Inc.*^	37,000	745,180
Cubic Corp.	3,600	142,092
DigitalGlobe, Inc.*	33,600	751,632
DynCorp International, Inc., Class A*	800	14,400
Esterline Technologies Corp.*	2,200	86,262
GenCorp, Inc.*^	11,700	62,712
HEICO Corp.	17,353	752,426
Hexcel Corp.*	77,080	881,795
LMI Aerospace, Inc.*^	1,500	15,045
Orbital Sciences Corp.*	12,900	193,113
Precision Castparts Corp.	10,810	1,101,215
Spirit AeroSystems Holdings, Inc., Class A*	7,600	137,256
Stanley, Inc.*^	2,500	64,300
Taser International, Inc.*	15,000	70,800
Teledyne Technologies, Inc.*	2,700	97,173
TransDigm Group, Inc.*	9,100	453,271

		6,984,699

Air Freight & Logistics (0.4%)
Air Transport Services Group, Inc.*	8,500	29,410
Dynamex, Inc.*	1,600	26,128
FedEx Corp.	14,700	1,105,734
Forward Air Corp.^	3,000	69,450
Hub Group, Inc., Class A*	4,100	93,685
UTi Worldwide, Inc.	21,500	311,320

		1,635,727

Airlines (0.9%)
AirTran Holdings, Inc.*^	28,400	177,500
Alaska Air Group, Inc.*	500	13,395
Allegiant Travel Co.*	20,900	796,081
AMR Corp.*	66,700	530,265
Continental Airlines, Inc., Class B*^	32,100	527,724
Copa Holdings S.A., Class A	7,000	311,430
Hawaiian Holdings, Inc.*	12,000	99,120
JetBlue Airways Corp.*	184,800	1,105,104
Republic Airways Holdings, Inc.*	1,700	15,861
U.S. Airways Group, Inc.*	104,500	491,150
UAL Corp.*	30,300	279,366

		4,346,996

Building Products (0.5%)
AAON, Inc.	3,000	60,240
Apogee Enterprises, Inc.^	500	7,510
Armstrong World Industries, Inc.*^	2,200	75,812
Builders FirstSource, Inc.*	2,900	12,644
Lennox International, Inc.	31,563	1,140,056
NCI Building Systems, Inc.*^	800	2,560
Owens Corning, Inc.*	8,500	190,825
Quanex Building Products Corp.	5,100	73,236
Simpson Manufacturing Co., Inc.^	25,300	639,078
Trex Co., Inc.*^	3,400	61,880

		2,263,841

Commercial Services & Supplies (1.9%)
ABM Industries, Inc.^	2,600	54,704
American Ecology Corp.	4,200	78,540
American Reprographics Co.*	7,800	74,256
APAC Customer Services, Inc.*	6,300	37,233
ATC Technology Corp.*	3,400	67,184
Brink’s Co.	10,700	287,937
Cenveo, Inc.*^	11,700	80,964
Clean Harbors, Inc.*	18,100	1,018,306
Copart, Inc.*^	15,500	514,755
Corrections Corp. of America*	79,136	1,792,430
Deluxe Corp.^	6,200	106,020
EnergySolutions, Inc.	1,700	15,674
EnerNOC, Inc.*	3,000	99,480
Fuel Tech, Inc.*	3,000	33,600
GEO Group, Inc.*^	9,300	187,581
GeoEye, Inc.*	3,900	104,520
Healthcare Services Group, Inc.^	10,300	189,108
Heritage-Crystal Clean, Inc.*	600	7,650
Herman Miller, Inc.^	12,800	216,448

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
HNI Corp.	7,600	$179,360
ICT Group, Inc.*	1,700	17,850
Innerworkings, Inc.*	4,300	21,242
Interface, Inc., Class A	11,300	93,790
Iron Mountain, Inc.*	19,754	526,642
Knoll, Inc.	10,900	113,687
McGrath RentCorp.	800	17,016
Mine Safety Appliances Co.^	5,800	159,558
Mobile Mini, Inc.*^	38,900	675,304
Multi-Color Corp.^	2,000	30,860
North American Galvanizing & Coatings, Inc.*^	2,300	13,961
Perma-Fix Environmental Services*^	13,500	31,590
Rollins, Inc.	10,300	194,155
Standard Parking Corp.*	400	6,996
Standard Register Co.^	1,300	7,644
Stericycle, Inc.*^	9,424	456,593
Sykes Enterprises, Inc.*	8,200	170,724
Team, Inc.*	4,100	69,495
Tetra Tech, Inc.*	20,300	538,559
Viad Corp.^	600	11,946
Waste Connections, Inc.*	13,800	398,268
Waste Services, Inc.*	500	2,310

		8,703,940

Construction & Engineering (0.4%)
Aecom Technology Corp.*	22,000	597,080
Argan, Inc.*^	1,900	25,536
EMCOR Group, Inc.*	4,600	116,472
Furmanite Corp.*	6,600	28,446
Granite Construction, Inc.^	1,200	37,128
Great Lakes Dredge & Dock Corp.	9,300	64,914
MasTec, Inc.*	9,100	110,565
Michael Baker Corp.*	1,700	61,778
MYR Group, Inc.*	4,000	84,360
Orion Marine Group, Inc.*	6,200	127,348
Pike Electric Corp.*^	1,500	17,970
Primoris Services Corp.^	2,000	14,420
Shaw Group, Inc.*	15,800	507,022
Sterling Construction Co., Inc.*	300	5,373

		1,798,412

Electrical Equipment (1.8%)
Acuity Brands, Inc.^	7,700	248,017
Advanced Battery Technologies, Inc.*^	10,100	43,834
American Superconductor Corp.*	10,100	338,754
AMETEK, Inc.	50,960	1,779,014
AZZ, Inc.*^	2,700	108,459
Baldor Electric Co.^	36,380	994,629
Broadwind Energy, Inc.*	6,800	53,652
Chase Corp.	200	2,340
Ener1, Inc.*	11,100	76,812
Energy Conversion Devices, Inc.*^	9,200	106,536
EnerSys*	27,980	618,918
Evergreen Solar, Inc.*^	24,900	47,808
FuelCell Energy, Inc.*	12,100	51,667
GrafTech International Ltd.*	10,900	160,230
GT Solar International, Inc.*^	7,900	45,899
Harbin Electric, Inc.*	2,800	47,264
Hubbell, Inc., Class B^	1,600	67,200
II-VI, Inc.*	3,900	99,216
LaBarge, Inc.*	2,700	30,375
Microvision, Inc.*	16,600	91,466
Polypore International, Inc.*^	1,800	23,238
Powell Industries, Inc.*	1,800	69,102
Power-One, Inc.*^	1,300	2,535
PowerSecure International, Inc.*	200	1,356
Preformed Line Products Co.^	500	20,025
Regal-Beloit Corp.	28,640	1,309,134
Roper Industries, Inc.	18,100	922,738
SatCon Technology Corp.*	10,900	18,639
SunPower Corp., Class B*	14,124	356,348
Thomas & Betts Corp.*	3,900	117,312
Ultralife Corp.*	2,700	16,362
Valence Technology, Inc.*	9,800	17,640
Vicor Corp.*	1,900	14,668
Woodward Governor Co.	11,100	269,286

		8,170,473

Industrial Conglomerates (0.0%)
Carlisle Cos., Inc.	3,900	132,249
Raven Industries, Inc.	3,700	98,901

		231,150

Machinery (3.5%)
3D Systems Corp.*	3,600	33,228
Actuant Corp., Class A^	44,080	707,925
Altra Holdings, Inc.*	900	10,071
Ampco-Pittsburgh Corp.	1,000	26,590
Badger Meter, Inc.^	3,500	135,415
Blount International, Inc.*	3,100	29,357
Bucyrus International, Inc.^	24,020	855,592
Chart Industries, Inc.*	5,800	125,222
China Fire & Security Group, Inc.*	3,000	57,600
CLARCOR, Inc.^	4,300	134,848
Colfax Corp.*	1,700	18,071
Crane Co.^	6,000	154,860
Donaldson Co., Inc.	18,000	623,340
Dynamic Materials Corp.	2,800	55,888
Energy Recovery, Inc.*	8,400	48,888
ESCO Technologies, Inc.*^	6,000	236,400
Flanders Corp.*^	3,900	20,124
Flow International Corp.*	9,100	23,569
Force Protection, Inc.*	16,200	88,452
Gorman-Rupp Co.^	2,300	57,293
Graco, Inc.^	6,400	178,368
Graham Corp.	1,400	21,770
Harsco Corp.	13,600	481,576
Hurco Cos., Inc.*	200	3,416
IDEX Corp.	33,930	948,343
Illinois Tool Works, Inc.	32,303	1,379,661
Ingersoll-Rand plc	50,900	1,561,103
Joy Global, Inc.	18,840	922,030
Kaydon Corp.	15,400	499,268
K-Tron International, Inc.*	400	38,084
Lincoln Electric Holdings, Inc.	14,940	708,903
Lindsay Corp.	2,700	106,326
Met-Pro Corp.	2,400	23,256
Middleby Corp.*^	3,800	209,038
Navistar International Corp.*	14,700	550,074
Nordson Corp.	2,500	140,225
Omega Flex, Inc.^	900	15,093
Pall Corp.	54,006	1,743,314
Pentair, Inc.^	6,400	188,928
PMFG, Inc.*^	3,100	39,866
Portec Rail Products, Inc.	800	7,592
RBC Bearings, Inc.*	22,900	534,257
Robbins & Myers, Inc.	500	11,740
SmartHeat, Inc.*	1,700	20,179
Snap-On, Inc.	3,500	121,660
Sun Hydraulics Corp.^	1,300	27,378
Tennant Co.	4,300	124,958
Toro Co.^	8,300	330,091

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Trimas Corp.*	2,300	$11,730
Valmont Industries, Inc.	11,840	1,008,531
Wabtec Corp.	22,900	859,437

		16,258,928

Marine (0.1%)
Kirby Corp.*^	18,800	692,216

Professional Services (1.5%)
Acacia Research Corp.- Acacia Technologies*^	8,000	69,680
Administaff, Inc.^	5,000	131,350
Advisory Board Co.*	3,700	93,018
CBIZ, Inc.*	10,800	80,568
CDI Corp.	300	4,215
Corporate Executive Board Co.^	7,800	194,220
CoStar Group, Inc.*^	4,500	185,490
CRA International, Inc.*	2,300	62,767
Diamond Management & Technology Consultants, Inc.	5,600	38,360
Equifax, Inc.	23,100	673,134
Exponent, Inc.*	3,000	84,510
Franklin Covey Co.*	2,600	15,210
FTI Consulting, Inc.*	37,600	1,602,136
GP Strategies Corp.*	2,500	18,725
Hill International, Inc.*	5,700	40,470
Huron Consulting Group, Inc.*	24,900	643,167
ICF International, Inc.*^	17,100	518,472
IHS, Inc., Class A*^	11,100	567,543
Kelly Services, Inc., Class A	700	8,610
Korn/Ferry International*^	900	13,131
Monster Worldwide, Inc.*^	17,100	298,908
Navigant Consulting, Inc.*	11,800	159,300
Odyssey Marine Exploration, Inc.*^	9,500	17,670
On Assignment, Inc.*	1,000	5,850
Resources Connection, Inc.*	10,500	179,130
Robert Half International, Inc.^	35,600	890,712
School Specialty, Inc.*^	1,700	40,324
VSE Corp.	600	23,406
Watson Wyatt Worldwide, Inc., Class A	8,200	357,192

		7,017,268

Road & Rail (0.8%)
Avis Budget Group, Inc.*^	13,800	184,368
Celadon Group, Inc.*	4,500	50,895
Con-way, Inc.	3,500	134,120
Genesee & Wyoming, Inc., Class A*	20,100	609,432
Heartland Express, Inc.^	7,700	110,880
J.B. Hunt Transport Services, Inc.^	20,300	652,239
Kansas City Southern*^	9,800	259,602
Knight Transportation, Inc.^	67,600	1,134,328
Landstar System, Inc	11,800	449,108
Marten Transport Ltd.*	3,800	64,828
Old Dominion Freight Line, Inc.*^	1,100	33,473
Patriot Transportation Holding, Inc.*	200	15,100
USA Truck, Inc.*	1,400	17,780

		3,716,153

Trading Companies & Distributors (0.3%)
Beacon Roofing Supply, Inc.*	8,500	135,830
GATX Corp.^	4,700	131,365
Houston Wire & Cable Co.	1,900	20,995
Kaman Corp.	5,100	112,098
MSC Industrial Direct Co., Class A^	9,800	427,084
RSC Holdings, Inc.*	10,900	79,243
Rush Enterprises, Inc., Class A*^	1,800	23,256
Titan Machinery, Inc.*^	3,000	37,560
Watsco, Inc	5,700	307,287
WESCO International, Inc.*^	5,200	149,760

		1,424,478

Total Industrials		63,244,281

Information Technology (27.8%)
Communications Equipment (3.4%)
3Com Corp.*	74,600	390,158
Acme Packet, Inc.*	8,500	85,085
ADC Telecommunications, Inc.*^	4,700	39,198
ADTRAN, Inc	10,200	250,410
Airvana, Inc.*	2,900	19,633
Anaren, Inc.*	3,200	54,400
Arris Group, Inc.*	21,700	282,317
Aruba Networks, Inc.*	13,200	116,688
Avocent Corp.*	1,500	30,405
BigBand Networks, Inc.*	7,700	30,877
Blue Coat Systems, Inc.*	9,300	210,087
Brocade Communications Systems, Inc.*	100,400	789,144
Ciena Corp.*^	32,500	529,100
Comtech Telecommunications Corp.*	6,700	222,574
DG FastChannel, Inc.*^	4,500	94,230
Digi International, Inc.*	2,000	17,040
EMS Technologies, Inc.*	3,100	64,542
Emulex Corp.*	18,000	185,220
F5 Networks, Inc.*	39,680	1,572,518
Finisar Corp.*	39,013	377,641
Harmonic, Inc.*	16,100	107,548
Hughes Communications, Inc.*	2,100	63,714
Infinera Corp.*^	18,900	150,255
InterDigital, Inc.*	10,100	233,916
Ixia*	104,500	716,870
JDS Uniphase Corp.*	25,500	181,305
Juniper Networks, Inc.*	20,100	543,102
KVH Industries, Inc.*	3,300	32,967
Loral Space & Communications, Inc.*	2,500	68,700
NETGEAR, Inc.*	2,100	38,535
Network Equipment Technologies, Inc.*	3,700	26,751
Oplink Communications, Inc.*	3,700	53,724
Opnext, Inc.*	2,900	8,497
Palm, Inc.*^	56,100	977,823
Parkervision, Inc.*	6,400	26,176
Plantronics, Inc.	9,900	265,419
Polycom, Inc.*	67,559	1,807,203
Riverbed Technology, Inc.*^	60,300	1,324,188
SeaChange International, Inc.*	4,100	30,750
ShoreTel, Inc.*^	9,600	74,976
Starent Networks Corp.*^	56,930	1,447,161
Tandberg ASA	28,600	684,784
Tekelec*	4,900	80,507
ViaSat, Inc.*^	50,100	1,331,658

		15,637,796

Computers & Peripherals (2.3%)
3PAR, Inc.*^	5,900	65,077
ActivIdentity Corp.*	3,800	10,526
Avid Technology, Inc.*^	1,400	19,726
Compellent Technologies, Inc.*^	31,000	559,550
Cray, Inc.*	6,100	50,813
Diebold, Inc.	13,600	447,848
Imation Corp.^	700	6,489
Immersion Corp.*	7,000	29,960
Intermec, Inc.*	14,700	207,270
Isilon Systems, Inc.*	6,000	36,600

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
NCR Corp.*	36,800	$508,576
NetApp, Inc.*	41,053	1,095,294
Netezza Corp.*	35,700	401,268
Novatel Wireless, Inc.*^	7,100	80,656
QLogic Corp.*^	27,900	479,880
Quantum Corp.*	52,500	66,150
SanDisk Corp.*	76,700	1,664,390
Seagate Technology	228,976	3,482,725
Silicon Graphics International Corp.*	900	6,039
STEC, Inc.*^	21,500	631,885
Stratasys, Inc.*^	4,900	84,084
Super Micro Computer, Inc.*	3,300	27,918
Synaptics, Inc.*^	7,900	199,080
Xyratex Ltd.*	36,000	342,360

		10,504,164

Electronic Equipment, Instruments & Components (2.6%)
Anixter International, Inc.*^	1,100	44,121
Arrow Electronics, Inc.*	11,500	323,725
Avnet, Inc.*	11,800	306,446
AVX Corp.	2,600	31,018
Benchmark Electronics, Inc.*	1,600	28,800
Brightpoint, Inc.*	11,600	101,500
Checkpoint Systems, Inc.*^	2,300	37,812
China Security & Surveillance Technology, Inc.*	5,900	42,126
Cogent, Inc.*	9,600	96,960
Cognex Corp.^	1,800	29,484
Coherent, Inc.*	28,700	669,284
Comverge, Inc.*	4,600	56,166
CPI International, Inc.*	200	2,238
CTS Corp.	400	3,720
Daktronics, Inc.^	7,100	60,847
DDi Corp.*	600	2,550
DTS, Inc.*^	4,100	112,258
Echelon Corp.*^	5,200	66,924
FARO Technologies, Inc.*	46,700	802,306
FLIR Systems, Inc.*	65,700	1,837,629
ICx Technologies, Inc.*^	2,100	12,432
Insight Enterprises, Inc.*	1,500	18,315
IPG Photonics Corp.*^	5,400	82,080
Itron, Inc.*^	27,500	1,763,850
Jabil Circuit, Inc.	126,300	1,693,683
L-1 Identity Solutions, Inc.*	13,000	90,870
Maxwell Technologies, Inc.*	5,200	95,836
Methode Electronics, Inc.	1,000	8,670
Molex, Inc.	2,800	58,464
MTS Systems Corp.	400	11,684
Multi-Fineline Electronix, Inc.*	2,300	66,033
National Instruments Corp.^	31,800	878,634
OSI Systems, Inc.*	2,700	49,383
PAR Technology Corp.*	1,400	8,932
Park Electrochemical Corp.	3,200	78,880
PC Mall, Inc.*	100	686
Plexus Corp.*	3,100	81,654
RadiSys Corp.*	5,800	50,402
RAE Systems, Inc.*	10,100	11,110
Rofin-Sinar Technologies, Inc.*	3,200	73,472
Rogers Corp.*	900	26,973
Scansource, Inc.*^	400	11,328
SYNNEX Corp.*^	1,000	30,480
Trimble Navigation Ltd.*	95,300	2,278,623
Universal Display Corp.*^	6,900	82,386
Vishay Intertechnology, Inc.*	9,900	78,210

		12,298,984

Internet Software & Services (3.5%)
Akamai Technologies, Inc.*^	40,300	793,104
Art Technology Group, Inc.*	224,128	865,134
comScore, Inc.*	4,600	82,846
Constant Contact, Inc.*^	5,400	103,950
DealerTrack Holdings, Inc.*	81,200	1,535,492
Dice Holdings, Inc.*	3,800	24,928
Digital River, Inc.*	20,840	840,269
DivX, Inc.*	79,300	432,978
EarthLink, Inc.	3,300	27,753
Equinix, Inc.*^	33,959	3,124,228
GSI Commerce, Inc.*	37,700	727,987
IAC/InterActiveCorp*	9,800	197,862
Imergent, Inc.^	2,000	15,760
InfoSpace, Inc.*	4,800	37,152
Innodata Isogen, Inc.*^	5,300	42,135
Internet Brands, Inc., Class A*^	2,700	21,546
Internet Capital Group, Inc.*	4,800	40,128
j2 Global Communications, Inc.*	9,400	216,294
Keynote Systems, Inc.*	700	6,601
Knot, Inc.*^	7,000	76,440
Limelight Networks, Inc.*	8,200	33,292
Liquidity Services, Inc.*	3,100	31,992
LivePerson, Inc.*	10,300	51,912
LogMeIn, Inc.*	11,500	210,565
LoopNet, Inc.*	4,400	39,776
Marchex, Inc., Class B	1,500	7,365
MercadoLibre, Inc.*^	5,900	226,914
ModusLink Global Solutions, Inc.*	600	4,854
Move, Inc.*	36,000	97,200
NIC, Inc.	11,700	104,013
Omniture, Inc.*	50,900	1,091,296
OpenTable, Inc.*	700	19,292
Openwave Systems, Inc.*	6,200	16,120
Perficient, Inc.*	1,500	12,405
Rackspace Hosting, Inc.*^	15,200	259,312
RealNetworks, Inc.*	8,300	30,876
Saba Software, Inc.*	6,100	25,681
SAVVIS, Inc.*	8,700	137,634
Sohu.com, Inc.*^	7,000	481,460
support.com, Inc.*	800	1,920
Switch & Data Facilities Co., Inc.*	4,800	65,328
Terremark Worldwide, Inc.*^	13,500	83,970
Travelzoo, Inc.*	1,400	19,782
ValueClick, Inc.*	20,000	263,800
VistaPrint NV*	55,224	2,802,618
Vocus, Inc.*	3,800	79,382
WebMD Health Corp., Class A*	1,900	62,928
Yahoo!, Inc.*	46,000	819,260
Zix Corp.*	15,800	34,760

		16,328,294

IT Services (2.8%)
Acxiom Corp.*	12,500	118,250
Alliance Data Systems Corp.*	12,300	751,284
Broadridge Financial Solutions, Inc.	20,500	412,050
CACI International, Inc., Class A*	900	42,543
Cass Information Systems, Inc.	1,800	53,748
China Information Security Technology, Inc.*	4,700	26,038
Computer Task Group, Inc.*	2,400	19,464
Convergys Corp.*	3,200	31,808
CSG Systems International, Inc.*	4,900	78,449
Cybersource Corp.*	96,200	1,603,654
DST Systems, Inc.*	7,800	349,440
eLoyalty Corp.*^	1,600	12,816
See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Euronet Worldwide, Inc.*	10,100	$242,703
ExlService Holdings, Inc.*	3,100	46,066
Forrester Research, Inc.*	3,600	95,904
Gartner, Inc.*	13,600	248,472
Genpact Ltd.*	14,800	182,040
Global Cash Access Holdings, Inc.*^	70,300	513,893
Global Payments, Inc.	30,100	1,405,670
Hackett Group, Inc.*	3,000	8,700
Heartland Payment Systems, Inc.	8,200	118,982
Hewitt Associates, Inc., Class A*	19,400	706,742
iGATE Corp.	5,300	45,474
infoGROUP, Inc.*	4,600	32,246
Integral Systems, Inc.*^	1,100	7,590
Lionbridge Technologies*	14,300	37,180
ManTech International Corp., Class A*	4,100	193,356
MAXIMUS, Inc.	3,800	177,080
Metavante Technologies, Inc.*	20,900	720,632
MoneyGram International, Inc.*^	17,600	55,264
NCI, Inc., Class A*	1,600	45,856
NeuStar, Inc., Class A*	16,600	375,160
Online Resources Corp.*	3,500	21,595
Perot Systems Corp., Class A*	4,100	121,770
RightNow Technologies, Inc.*	5,300	76,532
SAIC, Inc.*	36,000	631,440
Sapient Corp.*	141,956	1,141,326
SRA International, Inc., Class A*	3,000	64,770
StarTek, Inc.*	500	4,340
Syntel, Inc.^	3,100	147,963
TeleTech Holdings, Inc.*	7,300	124,538
Tier Technologies, Inc., Class B*	2,300	19,504
TNS, Inc.*	5,700	156,180
Total System Services, Inc.	27,100	436,581
Unisys Corp.*	5,200	13,884
VeriFone Holdings, Inc.*	16,800	266,952
Virtusa Corp.*	1,800	17,082
Western Union Co.	50,363	952,868
Wright Express Corp.*	8,800	259,688

		13,215,567

Office Electronics (0.1%)
Zebra Technologies Corp., Class A*^	12,500	324,125

Semiconductors & Semiconductor Equipment (7.2%)
Actel Corp.*	2,000	24,340
Advanced Analogic Technologies, Inc.*	10,600	42,082
Advanced Energy Industries, Inc.*	6,000	85,440
Advanced Micro Devices, Inc.*	68,400	387,144
Amkor Technology, Inc.*^	24,700	169,936
ANADIGICS, Inc.*	12,300	57,933
Analog Devices, Inc.	36,700	1,012,186
Applied Micro Circuits Corp.*	15,300	152,847
Atheros Communications, Inc.*	133,973	3,554,304
ATMI, Inc.*	2,300	41,745
Broadcom Corp., Class A*	19,760	606,434
Cabot Microelectronics Corp.*	600	20,916
Cavium Networks, Inc.*	8,600	184,642
CEVA, Inc.*	4,200	45,150
Cirrus Logic, Inc.*	15,200	84,512
Cree, Inc.*	24,000	882,000
Cymer, Inc.*	14,600	567,356
Cypress Semiconductor Corp.*^	32,700	337,791
Diodes, Inc.*	7,400	133,866
Entropic Communications, Inc.*	13,200	36,168
Exar Corp.*^	1,000	7,350
Fairchild Semiconductor International, Inc.*	83,700	856,251
FEI Co.*	8,200	202,130
FormFactor, Inc.*	80,400	1,923,168
Hittite Microwave Corp.*^	17,980	661,304
Integrated Device Technology, Inc.* .	8,800	59,488
Intellon Corp.*	5,300	37,577
International Rectifier Corp.*^	7,400	144,226
Intersil Corp., Class A^	14,400	220,464
IXYS Corp.	4,100	34,891
Kopin Corp.*	16,800	80,640
Kulicke & Soffa Industries, Inc.*^	14,000	84,420
Lattice Semiconductor Corp.*	2,400	5,400
Marvell Technology Group Ltd.*	75,780	1,226,878
Maxim Integrated Products, Inc.	68,321	1,239,343
MEMSIC, Inc.*	300	1,125
Micrel, Inc.	4,600	37,490
Microsemi Corp.*	63,300	999,507
Microtune, Inc.*^	20,122	36,622
MIPS Technologies, Inc.*	11,200	42,224
Monolithic Power Systems, Inc.*^	7,700	180,565
Netlogic Microsystems, Inc.*	34,600	1,557,000
Novellus Systems, Inc.*	13,700	287,426
NVE Corp.*^	1,100	58,476
Nvidia Corp.*	65,500	984,465
ON Semiconductor Corp.*	217,260	1,792,395
PLX Technology, Inc.*^	7,400	24,938
PMC-Sierra, Inc.*	97,860	935,542
Power Integrations, Inc.	32,300	1,076,559
Rambus, Inc.*^	24,300	422,820
RF Micro Devices, Inc.*	56,500	306,795
Rubicon Technology, Inc.*	3,200	47,488
Rudolph Technologies, Inc.*	2,500	18,500
Semitool, Inc.*	1,000	8,450
Semtech Corp.*	14,500	246,645
Sigma Designs, Inc.*^	4,500	65,385
Silicon Laboratories, Inc.*^	38,600	1,789,496
Skyworks Solutions, Inc.*	176,200	2,332,888
Standard Microsystems Corp.*	1,400	32,494
Supertex, Inc.*^	2,400	72,000
Techwell, Inc.*	3,700	40,626
Teradyne, Inc.*^	107,500	994,375
Tessera Technologies, Inc.*	11,300	315,157
TriQuint Semiconductor, Inc.*	18,500	142,820
Ultratech, Inc.*	5,400	71,442
Varian Semiconductor Equipment Associates, Inc.*	52,125	1,711,785
Veeco Instruments, Inc.*	4,200	97,944
Virage Logic Corp.*	300	1,563
Volterra Semiconductor Corp.*	5,200	95,524
Xilinx, Inc.	44,500	1,042,190
Zoran Corp.*	8,600	99,072

		33,180,115

Software (5.9%)
ACI Worldwide, Inc.*	7,900	119,527
Actuate Corp.*	10,900	63,002
Advent Software, Inc.*^	3,400	136,850
American Software, Inc., Class A	4,800	31,344
ANSYS, Inc.*^	47,000	1,761,090
ArcSight, Inc.*	25,000	601,750
Ariba, Inc.*	20,300	235,480
AsiaInfo Holdings, Inc.*^	6,600	131,802
Autonomy Corp. plc*	44,000	1,145,490
Blackbaud, Inc.	10,300	238,960
Blackboard, Inc.*	7,500	283,350

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
BMC Software, Inc.*	23,060	$865,442
Bottomline Technologies, Inc.*	109,300	1,409,970
Cadence Design Systems, Inc.*	61,900	454,346
Callidus Software, Inc.*	2,000	6,020
China TransInfo Technology Corp.*^	2,200	20,812
Chordiant Software, Inc.*	7,300	28,397
CommVault Systems, Inc.*	9,700	201,275
Concur Technologies, Inc.*^	44,148	1,755,325
Deltek, Inc.*	3,547	27,276
DemandTec, Inc.*^	4,700	41,501
Double-Take Software, Inc.*	3,700	37,703
Ebix, Inc.*	1,500	83,040
EPIQ Systems, Inc.*	7,500	108,750
ePlus, Inc.*	100	1,555
FactSet Research Systems, Inc	9,600	635,904
FalconStor Software, Inc.*	7,500	37,275
GSE Systems, Inc.*	4,000	24,880
i2 Technologies, Inc.*^	3,300	52,932
Informatica Corp.*	53,908	1,217,243
Interactive Intelligence, Inc.*	2,900	55,419
Jack Henry & Associates, Inc.^	19,300	452,971
JDA Software Group, Inc.*	4,600	100,924
Kenexa Corp.*	5,600	75,488
Lawson Software, Inc.*	13,000	81,120
Manhattan Associates, Inc.*	5,300	107,060
McAfee, Inc.*	15,118	662,017
Mentor Graphics Corp.*^	1,600	14,896
Micros Systems, Inc.*	18,700	564,553
MicroStrategy, Inc., Class A*	2,100	150,234
Net 1 UEPS Technologies, Inc.*	7,200	150,912
NetScout Systems, Inc.*	5,200	70,252
NetSuite, Inc.*	4,200	64,260
Novell, Inc.*	36,500	164,615
Nuance Communications, Inc.*^	125,600	1,878,976
OpenTV Corp., Class A*^	7,700	10,626
Opnet Technologies, Inc.	2,900	31,697
Parametric Technology Corp.*	27,200	375,904
Pegasystems, Inc.	3,300	113,949
Phoenix Technologies Ltd.*	7,600	27,740
Progress Software Corp.*	9,200	208,380
PROS Holdings, Inc.*	4,800	40,416
QAD, Inc.	3,528	16,052
Quest Software, Inc.*	55,400	933,490
Radiant Systems, Inc.*	6,700	71,958
Red Hat, Inc.*	90,563	2,503,161
Renaissance Learning, Inc.^	1,600	15,904
Rosetta Stone, Inc.*	1,600	36,736
Rovi Corp.*	16,300	547,680
S1 Corp.*	11,500	71,070
Smith Micro Software, Inc.*^	6,200	76,632
SolarWinds, Inc.*	3,000	66,090
Solera Holdings, Inc.^	16,100	500,871
SonicWALL, Inc.*	900	7,560
Sourcefire, Inc.*	5,100	109,497
SPSS, Inc.*^	4,300	214,785
SRS Labs, Inc.*	2,900	21,199
SuccessFactors, Inc.*	60,283	848,182
Sybase, Inc.*	19,300	750,770
Symyx Technologies, Inc.*	6,800	45,016
Synchronoss Technologies, Inc.*	3,700	46,139
Synopsys, Inc.*	20,800	466,336
Take-Two Interactive Software, Inc.*^	2,600	29,146
Taleo Corp., Class A*	7,300	165,272
TeleCommunication Systems, Inc., Class A*	8,400	70,224
THQ, Inc.*^	100,500	687,420
TIBCO Software, Inc.*	14,200	134,758
TiVo, Inc.*	121,094	1,254,534
Tyler Technologies, Inc.*^	7,400	126,466
Ultimate Software Group, Inc.*	5,700	163,704
Unica Corp.*	2,900	22,098
VASCO Data Security International, Inc.*	5,100	37,842
Websense, Inc.*	10,000	168,000

		27,369,292

Total Information Technology		128,858,337

Materials (3.1%)
Chemicals (1.9%)
Airgas, Inc.	14,000	677,180
Albemarle Corp.	1,300	44,980
American Vanguard Corp.	600	4,986
Arch Chemicals, Inc.	1,000	29,990
Ashland, Inc.	1,400	60,508
Balchem Corp.	4,300	113,090
Calgon Carbon Corp.*	41,960	622,267
China Green Agriculture, Inc.*^	2,000	23,440
FMC Corp.	4,500	253,125
GenTek, Inc.*	200	7,608
Hawkins, Inc.^	2,100	49,056
International Flavors & Fragrances, Inc.	17,300	656,189
Intrepid Potash, Inc.*^	8,800	207,592
Koppers Holdings, Inc.	3,000	88,950
Landec Corp.*	5,300	33,920
LSB Industries, Inc.*	4,300	66,951
Lubrizol Corp.	13,700	979,002
Nalco Holding Co.	32,300	661,827
NewMarket Corp.	2,300	213,992
NL Industries, Inc.^	1,100	7,370
Olin Corp.^	1,800	31,392
Omnova Solutions, Inc.*	10,900	70,632
PolyOne Corp.*	4,100	27,347
RPM International, Inc.	15,700	290,293
Scotts Miracle-Gro Co., Class A	52,574	2,258,053
Solutia, Inc.*	44,500	515,310
Stepan Co.	1,600	96,128
Terra Industries, Inc.	15,800	547,786
Valhi, Inc.^	600	7,272
W.R. Grace & Co.*^	4,900	106,526
Zep, Inc.	5,000	81,250

		8,834,012

Construction Materials (0.1%)
Eagle Materials, Inc.	10,100	288,658
Martin Marietta Materials, Inc.^	4,000	368,280
United States Lime & Minerals, Inc.*^	300	10,776

		667,714

Containers & Packaging (0.7%)
AEP Industries, Inc.*	1,300	51,870
Ball Corp.	14,300	703,560
Boise, Inc.*	3,500	18,480
Bway Holding Co.*	200	3,702
Crown Holdings, Inc.*	37,300	1,014,560
Packaging Corp. of America	2,500	51,000
Pactiv Corp.*	25,300	659,065
Rock-Tenn Co., Class A	7,700	362,747
Silgan Holdings, Inc.	3,300	174,009

		3,038,993

Metals & Mining (0.4%)
Allied Nevada Gold Corp.*	10,700	104,753

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
AMCOL International Corp.^	1,300	$29,757
Compass Minerals International, Inc.^	4,100	252,642
General Steel Holdings, Inc.*^	700	2,723
Paramount Gold and Silver Corp.*^	13,200	18,084
Royal Gold, Inc.	2,300	104,880
Schnitzer Steel Industries, Inc., Class A^	3,900	207,675
Stillwater Mining Co.*	700	4,704
Walter Energy, Inc.	12,300	738,738
Worthington Industries, Inc.	13,000	180,700

		1,644,656

Paper & Forest Products (0.0%)
Clearwater Paper Corp.*	200	8,266
Deltic Timber Corp.	1,800	82,386
Wausau Paper Corp.	4,100	41,000

		131,652

Total Materials		14,317,027

Telecommunication Services (1.3%)
Diversified Telecommunication Services (0.4%)
AboveNet, Inc.*^	2,900	141,404
Alaska Communications Systems Group, Inc.^	10,300	95,275
Cbeyond, Inc.*^	5,300	85,489
Cincinnati Bell, Inc.*^	9,800	34,300
Cogent Communications Group, Inc.*^	9,700	109,610
Consolidated Communications Holdings, Inc.^	2,800	44,828
FairPoint Communications, Inc.^	11,700	4,797
Frontier Communications Corp.^	31,300	236,002
General Communication, Inc., Class A*	6,000	41,160
Global Crossing Ltd.*	5,800	82,940
HickoryTech Corp.^	3,300	28,215
inContact, Inc.*	6,800	20,264
Iowa Telecommunications Services, Inc.^	1,100	13,860
Neutral Tandem, Inc.*^	7,600	172,976
PAETEC Holding Corp.*^	26,500	102,555
Premiere Global Services, Inc.*	11,100	92,241
tw telecom, Inc.*^	35,000	470,750

		1,776,666

Wireless Telecommunication Services (0.9%)
American Tower Corp., Class A*	21,240	773,136
Centennial Communications Corp.*	19,900	158,802
iPCS, Inc.*	3,900	67,860
Leap Wireless International, Inc.*	10,600	207,230
NTELOS Holdings Corp.	6,900	121,854
SBA Communications Corp., Class A*	91,140	2,463,514
Shenandoah Telecommunications Co.	5,300	95,135
Syniverse Holdings, Inc.*	13,100	229,250
USA Mobility, Inc.	5,100	65,688
Virgin Mobile USA, Inc., Class A*	3,500	17,500

		4,199,969

Total Telecommunication Services		5,976,635

Utilities (0.5%)
Electric Utilities (0.2%)
DPL, Inc.	3,200	83,520
ITC Holdings Corp.	11,600	527,220
NV Energy, Inc.	23,300	270,047

		880,787

Gas Utilities (0.0%)
New Jersey Resources Corp.^	1,700	61,727
Piedmont Natural Gas Co., Inc.	1,100	26,334
South Jersey Industries, Inc.	900	31,770

		119,831

Independent Power Producers & Energy Traders (0.1%)
Ormat Technologies, Inc.	4,400	179,608
U.S. Geothermal, Inc.*	11,300	17,628

		197,236

Multi-Utilities (0.2%)
CenterPoint Energy, Inc.	76,000	944,680
Integrys Energy Group, Inc.	3,800	136,382

		1,081,062

Water Utilities (0.0%)
American Water Works Co., Inc.	2,100	41,874
Cadiz, Inc.*	2,900	33,930
California Water Service Group	400	15,576
Connecticut Water Service, Inc.	100	2,239
Consolidated Water Co., Inc.	1,200	19,596
Pennichuck Corp.	200	4,352
York Water Co.^	1,100	15,246

		132,813

Total Utilities		2,411,729

Total Common Stocks (99.0%) (Cost $373,901,678)		458,701,987

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.2%)
U.S. Treasury Bills
0.06%, 12/10/09 #(p)	$730,000	729,908
Short-Term Investments of Cash Collateral for Securities Loaned (4.7%)
BBVA Senior Finance S.A.
0.35%, 3/12/10 (l)	2,130,000	2,129,391
Deutsche Bank Securities, Inc., Repurchase Agreement
0.08%, 10/1/09 (r)(u)	11,863,780	11,863,780
General Electric Capital Corp.
0.40%, 3/12/10 (l)	390,000	385,873
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)(l)(s)	2,419,984	405,347
Monumental Global Funding II
0.43%, 5/26/10 (l)	4,550,000	4,379,375
Pricoa Global Funding I
0.40%, 6/25/10 (l)	2,899,783	2,730,001

Total Short-Term Investments of Cash Collateral for Securities Loaned		21,893,767

Time Deposit (1.6%)
JPMorgan Chase Nassau
0.000%, 10/1/09	7,382,231	7,382,231

Total Short-Term Investments (6.5%) (Cost/Amortized Cost $32,365,594)		30,005,906

Total Investments (105.5%) (Cost/Amortized Cost $406,267,272)		488,707,893
Other Assets Less Liabilities (-5.5%)		(25,279,615)

Net Assets (100%)		$463,428,278

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $26 or 0.0% of net assets) at fair value.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(b)	Illiquid Security.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2009.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

(s)	Issuer in bankruptcy.

(u)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.000% –7.000%, maturing 4/1/18 to 11/1/38; Federal National Mortgage Association, 0.000% – 8.000%, maturing 10/1/18 to 7/1/39.

Glossary:

ADR — American Depositary Receipt

At September 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2009	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	25	December-09	$831,981	$858,750	$26,769
Russell 2000 Mini Index	49	December-09	2,895,265	2,954,700	59,435
S&P MidCap 400 E-Mini Index	30	December-09	2,003,180	2,067,600	64,420

					$150,624

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$87,326,021	$—	$—	$87,326,021
Consumer Staples	17,833,344	—	—	17,833,344
Energy	20,817,991	—	—	20,817,991
Financials	32,702,888	1,927,406	26	34,630,320
Health Care	81,000,861	2,285,441	—	83,286,302
Industrials	63,244,281	—	—	63,244,281
Information Technology	127,028,063	1,830,274	—	128,858,337
Materials	14,317,027	—	—	14,317,027
Telecommunication Services	5,976,635	—	—	5,976,635

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Utilities	$2,411,729	$—	$—	$2,411,729
Futures	150,624	—	—	150,624
Short-Term Investments	—	30,005,906	—	30,005,906

Total Asset	$452,809,464	$36,049,027	$26	$488,858,517

Total Liability	$—	$—	$—	$—

Total	$452,809,464	$36,049,027	$26	$488,858,517

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Financials	Investments in Securities-Health Care
Balance as of 12/31/08	$—	$417,652
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	26	(417,652)

Balance as of 9/30/09	$26	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/09	$26

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$431,824,737
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$516,358,792

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$94,551,271
Aggregate gross unrealized depreciation	(30,966,436)

Net unrealized appreciation	$63,584,835

Federal income tax cost of investments	$425,123,058

At September 30, 2009, the Portfolio had loaned securities with a total value of $23,477,743. This was secured by collateral of $24,253,547 which was received as cash and subsequently invested in short-term investments currently valued at $21,893,767, as reported in the portfolio of investments.

For the nine months ended September 30, 2009, the Portfolio incurred approximately $2,204 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $25,357,373 which expires in the year 2016.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.2%)
Auto Components (1.0%)
American Axle & Manufacturing Holdings, Inc.^	10,345	$73,242
ArvinMeritor, Inc.^	17,500	136,850
Autoliv, Inc.^	21,148	710,573
BorgWarner, Inc.	2,100	63,546
Dana Holding Corp.*	25,944	176,679
Dorman Products, Inc.*^	2,700	40,554
Drew Industries, Inc.*^	1,813	39,324
Exide Technologies, Inc.*^	12,600	100,422
Federal Mogul Corp.*	3,600	43,452
Hawk Corp., Class A*	1,100	15,092
Magna International, Inc., Class A	70,772	3,009,225
Modine Manufacturing Co.	8,900	82,503
Raser Technologies, Inc.*^	2,100	3,213
Spartan Motors, Inc.	12,300	63,222
Standard Motor Products, Inc.	1,800	27,360
Stoneridge, Inc.*^	3,100	21,948
Superior Industries International, Inc.^	6,100	86,620
Tenneco, Inc.*	11,968	156,063
TRW Automotive Holdings Corp.*	38,440	643,870
WABCO Holdings, Inc.	1,800	37,800

		5,531,558

Automobiles (0.1%)
Thor Industries, Inc.^	4,300	133,085
Winnebago Industries, Inc.*^	6,300	92,673

		225,758

Distributors (0.0%)
Aristotle Corp.*	800	4,584
Audiovox Corp., Class A*	4,700	32,195
Core-Mark Holding Co., Inc.*	1,800	51,480

		88,259

Diversified Consumer Services (0.3%)
Career Education Corp.*	1,562	38,081
CPI Corp.	1,000	12,470
Hillenbrand, Inc.	9,500	193,515
Jackson Hewitt Tax Service, Inc.	7,600	38,760
Mac-Gray Corp.*	3,020	32,556
Nobel Learning Communities, Inc.*	100	938
Regis Corp.	14,000	217,000
Service Corp. International	62,000	434,620
Sotheby’s, Inc.^	1,400	24,122
Steiner Leisure Ltd.*	1,800	64,368
Stewart Enterprises, Inc., Class A^	20,100	105,123
Weight Watchers International, Inc.^	7,500	205,800

		1,367,353

Hotels, Restaurants & Leisure (0.9%)
AFC Enterprises, Inc.*	5,700	47,994
Benihana, Inc., Class A*	1,700	9,741
Bluegreen Corp.*	4,700	14,335
Bob Evans Farms, Inc.	10,403	302,311
Boyd Gaming Corp.*	13,800	150,834
Brinker International, Inc.	18,000	283,140
Carrols Restaurant Group, Inc.*	2,000	15,120
CEC Entertainment, Inc.*	1,000	25,860
Choice Hotels International, Inc.	5,400	167,724
Churchill Downs, Inc.	2,300	88,550
CKE Restaurants, Inc.	1,300	13,637
Cracker Barrel Old Country Store, Inc.	2,700	92,880
Domino’s Pizza, Inc.*	8,900	78,676
Einstein Noah Restaurant Group, Inc.*^	500	6,020
Frisch’s Restaurants, Inc.	500	12,940
Gaylord Entertainment Co.*	8,600	172,860
Great Wolf Resorts, Inc.*^	7,500	26,775
International Speedway Corp., Class A	7,513	207,134
Interval Leisure Group, Inc.*	1,530	19,094
Lakes Entertainment, Inc.*	3,000	10,080
Landry’s Restaurants, Inc.*	1,816	19,068
Life Time Fitness, Inc.*	9,200	258,060
Luby’s, Inc.*	5,300	22,260
Marcus Corp.	4,900	62,671
McCormick & Schmick’s Seafood Restaurants, Inc.*	3,300	24,552
Monarch Casino & Resort, Inc.*^	600	6,456
Morgans Hotel Group Co.*	2,600	14,092
Multimedia Games, Inc.*	5,358	27,433
O’Charleys, Inc.*	7,976	74,735
Orient-Express Hotels Ltd., Class A^	19,200	220,992
Papa John’s International, Inc.*	1,000	24,570
Penn National Gaming, Inc.*	16,500	456,390
Pinnacle Entertainment, Inc.*	6,970	71,024
Red Lion Hotels Corp.*	3,300	18,975
Red Robin Gourmet Burgers, Inc.*^	3,580	73,104
Ruby Tuesday, Inc.*	27,570	232,139
Ruth’s Hospitality Group, Inc.*	2,000	8,440
Sonic Corp.*^	1,700	18,802
Speedway Motorsports, Inc.	3,600	51,804
Steak n Shake Co.*^	6,500	76,505
Thomas Cook Group plc	112,709	418,433
Town Sports International Holdings, Inc.*	1,600	4,016
Universal Travel Group*	300	3,870
Vail Resorts, Inc.*	7,400	248,196
Wendy’s/Arby’s Group, Inc., Class A	54,800	259,204
Wyndham Worldwide Corp.	24,889	406,189

		4,847,685

Household Durables (2.3%)
American Greetings Corp., Class A	9,900	220,770
Beazer Homes USA, Inc.*	9,600	53,664
Black & Decker Corp.	14,800	685,092
Blyth, Inc.	1,450	56,159
Brookfield Homes Corp.*^	3,000	20,040
Cavco Industries, Inc.*^	1,600	56,800
CSS Industries, Inc.	2,000	39,540
D.R. Horton, Inc.	68,969	786,936
Ethan Allen Interiors, Inc.^	6,500	107,250
Furniture Brands International, Inc.*	10,200	56,406
Harman International Industries, Inc.	6,500	220,220
Helen of Troy Ltd.*^	7,600	147,668
Hooker Furniture Corp.	2,700	36,450
Hovnanian Enterprises, Inc., Class A*^	5,834	22,403
Jarden Corp.	24,208	679,519
KB Home^	17,700	293,997
La-Z-Boy, Inc.	13,528	117,017
Leggett & Platt, Inc.	14,836	287,818
Lennar Corp., Class A	36,749	523,673
M.D.C. Holdings, Inc.	33,920	1,178,381
M/I Homes, Inc.*	4,300	58,437
Meritage Homes Corp.*	7,758	157,487
Mohawk Industries, Inc.*	13,700	653,353
NVR, Inc.*	1,181	752,734

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Pulte Homes, Inc.	73,972	$812,952
Ryland Group, Inc.	11,000	231,770
Sealy Corp.*^	10,800	34,560
Sekisui House Ltd. (ADR)	287,897	2,602,589
Skyline Corp.	1,900	42,864
Standard Pacific Corp.*	26,600	98,154
Stanley Furniture Co., Inc.^	2,600	26,962
Toll Brothers, Inc.*^	63,200	1,234,928
Universal Electronics, Inc.*	900	18,378

		12,314,971

Internet & Catalog Retail (0.0%)
1-800-FLOWERS.COM, Inc., Class A*	5,400	18,630
Gaiam, Inc., Class A*	4,000	27,920
Orbitz Worldwide, Inc.*	5,945	36,740
Shutterfly, Inc.*^	4,400	73,172
U.S. Auto Parts Network, Inc.*	2,200	11,990

		168,452

Leisure Equipment & Products (0.4%)
Brunswick Corp.	21,600	258,768
Callaway Golf Co.^	16,800	127,848
Eastman Kodak Co.^	67,100	320,738
Hasbro, Inc.	13,504	374,736
JAKKS Pacific, Inc.*	7,100	101,672
Leapfrog Enterprises, Inc.*	6,700	27,537
Marine Products Corp.^	2,500	13,825
Mattel, Inc.	27,700	511,342
Polaris Industries, Inc.	400	16,312
Pool Corp.^	5,600	124,432
RC2 Corp.*	5,700	81,225
Sport Supply Group, Inc	1,700	17,323
Steinway Musical Instruments*	1,500	17,805
Sturm Ruger & Co., Inc.	300	3,882

		1,997,445

Media (1.7%)
Alloy, Inc.*	1,600	10,832
Ascent Media Corp., Class A*	3,500	89,600
Belo Corp., Class A	21,900	118,479
Carmike Cinemas, Inc.*	500	5,055
Central European Media Enterprises Ltd., Class A*	8,600	294,550
Cinemark Holdings, Inc.	800	8,288
Clear Channel Outdoor Holdings, Inc., Class A*^	10,100	70,700
Crown Media Holdings, Inc., Class A*	2,300	3,588
DreamWorks Animation SKG, Inc., Class A*	17,900	636,703
EDCI Holdings, Inc.*	800	4,784
EW Scripps Co., Class A*^	7,200	54,000
Fisher Communications, Inc.*	1,500	27,270
Gannett Co., Inc.	57,500	719,325
Global Sources Ltd.*	3,500	24,045
Harte-Hanks, Inc.^	15,099	208,819
Interactive Data Corp.	5,100	133,671
Interpublic Group of Cos., Inc.*	157,400	1,183,648
Journal Communications, Inc., Class A	10,400	38,272
Knology, Inc.*	4,784	46,644
Lamar Advertising Co., Class A*^	14,300	392,392
Liberty Media Corp., Capital Series, Class A*	19,841	415,074
LIN TV Corp., Class A*	5,400	25,542
Live Nation, Inc.*	20,941	171,507
LodgeNet Interactive Corp.*	1,600	12,080
Martha Stewart Living Omnimedia, Inc., Class A*^	800	5,008
Mediacom Communications Corp., Class A*	12,448	71,700
Meredith Corp.	8,440	252,694
National CineMedia, Inc.	9,900	168,003
New York Times Co., Class A^	24,200	196,504
Outdoor Channel Holdings, Inc.*	3,800	24,852
Primedia, Inc.	4,700	11,844
Reading International, Inc., Class A*	3,500	14,385
Regal Entertainment Group, Class A	9,700	119,504
Scholastic Corp.	91,490	2,226,866
Sinclair Broadcast Group, Inc., Class A	11,500	41,170
Valassis Communications, Inc.*	3,500	62,580
Virgin Media, Inc.^	90,180	1,255,306
Warner Music Group Corp.*	10,600	58,618
World Wrestling Entertainment, Inc., Class A^	1,200	16,812

		9,220,714

Multiline Retail (0.3%)
99 Cents Only Stores*	1,400	18,830
Big Lots, Inc.*	32,500	813,150
Dillard’s, Inc., Class A^	12,768	180,029
Fred’s, Inc., Class A	7,484	95,271
Retail Ventures, Inc.*^	5,100	26,877
Saks, Inc.*^	29,700	202,554
Tuesday Morning Corp.*	7,400	30,784

		1,367,495

Specialty Retail (1.7%)
Aaron’s, Inc.	534	14,098
Abercrombie & Fitch Co., Class A^	11,100	364,968
American Eagle Outfitters, Inc.	36,500	615,390
America’s Car-Mart, Inc.*	1,049	25,123
AnnTaylor Stores Corp.*	14,686	233,360
Asbury Automotive Group, Inc.*	8,200	103,976
AutoNation, Inc.*^	16,100	291,088
Barnes & Noble, Inc.^	7,351	163,339
Big 5 Sporting Goods Corp.	4,700	70,970
Books-A-Million, Inc.	2,760	33,230
Borders Group, Inc.*	12,200	37,942
Brown Shoe Co., Inc.	10,800	86,616
Buckle, Inc.^	500	17,070
Build-A-Bear Workshop, Inc.*	3,900	18,993
Cabela’s, Inc.*^	23,220	309,755
CarMax, Inc.*	16,000	334,400
Charlotte Russe Holding, Inc.*	1,700	29,750
Charming Shoppes, Inc.*^	27,800	136,498
Chico’s FAS, Inc.*	2,700	35,100
Christopher & Banks Corp.^	7,900	53,483
Coldwater Creek, Inc.*^	2,800	22,960
Collective Brands, Inc.*^	9,043	156,715
Conn’s, Inc.*^	6,040	68,192
Dress Barn, Inc.*^	8,300	148,819
DSW, Inc., Class A*	2,900	46,313
Finish Line, Inc., Class A	4,800	48,768
Foot Locker, Inc.	21,700	259,315
Gander Mountain Co.*^	1,300	6,682
Genesco, Inc.*	6,580	158,381
Group 1 Automotive, Inc.^	6,100	163,785
Gymboree Corp.*	1,500	72,570
Haverty Furniture Cos., Inc.*	4,400	51,964
HOT Topic, Inc.*	4,419	33,098
Jo-Ann Stores, Inc.*	8,319	223,199
Kirkland’s, Inc.*	3,600	51,300
Lithia Motors, Inc., Class A	4,200	65,478
Men’s Wearhouse, Inc.	12,400	306,280

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
New York & Co., Inc.*	6,300	$32,256
Office Depot, Inc.*	56,259	372,435
OfficeMax, Inc.*	5,300	66,674
Pacific Sunwear of California, Inc.*^	16,200	83,430
Penske Automotive Group, Inc.^	6,100	116,998
PEP Boys-Manny, Moe & Jack^	12,200	119,194
Pier 1 Imports, Inc.*	22,600	87,462
RadioShack Corp.^	42,000	695,940
Rent-A-Center, Inc.*	31,300	590,944
REX Stores Corp.*	1,800	19,620
Ross Stores, Inc.	12,700	606,679
Sally Beauty Holdings, Inc.*	17,700	125,847
Shoe Carnival, Inc.*	2,200	33,924
Signet Jewelers Ltd.*	21,400	563,462
Sonic Automotive, Inc., Class A	4,400	46,200
Stage Stores, Inc.	9,600	124,416
Stein Mart, Inc.*	400	5,084
Syms Corp.*^	1,200	9,708
Systemax, Inc.*^	1,500	18,195
Talbots, Inc.	2,200	20,306
Tiffany & Co.^	2,600	100,178
Tween Brands, Inc.*	5,500	46,145
West Marine, Inc.*	3,600	28,296
Williams-Sonoma, Inc.	14,100	285,243
Zale Corp.*^	6,600	47,190
Zumiez, Inc.*	300	4,923

		9,109,717

Textiles, Apparel & Luxury Goods (0.5%)
Carter’s, Inc.*	3,000	80,100
Columbia Sportswear Co.	3,000	123,480
Crocs, Inc.*^	13,400	89,110
Delta Apparel, Inc.*	1,200	9,600
G-III Apparel Group Ltd.*	2,750	38,912
Iconix Brand Group, Inc.*	18,178	226,680
Jones Apparel Group, Inc.	22,130	396,791
Kenneth Cole Productions, Inc., Class A^	1,800	18,054
K-Swiss, Inc., Class A^	2,900	25,491
Liz Claiborne, Inc.^	7,300	35,989
Movado Group, Inc.	4,100	59,573
Oxford Industries, Inc.	964	18,991
Perry Ellis International, Inc.*	2,340	37,534
Phillips-Van Heusen Corp.	4,600	196,834
Quiksilver, Inc.*	32,200	88,550
R.G. Barry Corp.*	1,800	14,004
Skechers U.S.A., Inc., Class A*^	8,600	147,404
Steven Madden Ltd.*	2,700	99,387
Timberland Co., Class A*	3,900	54,288
Unifi, Inc.*	9,661	30,915
UniFirst Corp.	5,700	253,365
VF Corp.	8,080	585,234

		2,630,286

Total Consumer Discretionary		48,869,693

Consumer Staples (5.4%)
Beverages (0.3%)
Central European Distribution Corp.*^	12,300	402,948
Constellation Brands, Inc., Class A*	47,300	716,595
Heckmann Corp.*	20,000	91,600
National Beverage Corp.*^	1,300	14,963
PepsiAmericas, Inc.	14,200	405,552

		1,631,658

Food & Staples Retailing (1.6%)
Andersons, Inc.	4,600	161,920
BJ’s Wholesale Club, Inc.*	11,300	409,286
Casey’s General Stores, Inc.^	4,907	153,982
Great Atlantic & Pacific Tea Co., Inc.*^	8,400	74,844
Ingles Markets, Inc., Class A	3,100	49,073
Kroger Co.	275,291	5,682,006
Nash Finch Co.^	7,141	195,235
Pantry, Inc.*	10,136	158,932
Rite Aid Corp.*	146,100	239,604
Ruddick Corp.^	8,841	235,347
Spartan Stores, Inc.	5,600	79,128
Susser Holdings Corp.*	1,300	16,341
Village Super Market, Inc., Class A	100	2,947
Weis Markets, Inc.	2,200	70,290
Whole Foods Market, Inc.*	33,420	1,018,976
Winn-Dixie Stores, Inc.*^	13,600	178,432

		8,726,343

Food Products (3.0%)
American Italian Pasta Co., Class A*	3,000	81,540
B&G Foods, Inc., Class A	3,300	27,027
BRF - Brasil Foods S.A.*	21,960	582,592
BRF - Brasil Foods S.A. (ADR)*^	2,000	106,500
Bunge Ltd.^	7,100	444,531
Chiquita Brands International, Inc.*	11,400	184,224
Corn Products International, Inc.	22,641	645,721
Cresud S.A.C.I.F. y A. (ADR)	86,625	1,116,596
Del Monte Foods Co.	77,800	900,924
Diamond Foods, Inc.	900	28,548
Farmer Bros Co.	1,000	20,700
First Pacific Co.	426,000	285,281
Flowers Foods, Inc.^	3,300	86,757
Fresh Del Monte Produce, Inc.*	10,400	235,144
Griffin Land & Nurseries, Inc.	800	25,600
Hain Celestial Group, Inc.*^	7,500	143,775
HQ Sustainable Maritime Industries, Inc.*	200	1,760
Imperial Sugar Co.	3,000	38,040
Marfrig Frigorificos e Comercio de Alimentos S.A.*	22,020	210,058
Marine Harvest ASA*	307,400	223,148
Omega Protein Corp.*	4,103	19,900
Overhill Farms, Inc.*	4,240	25,652
Ralcorp Holdings, Inc.*	14,084	823,491
Seneca Foods Corp., Class A*	2,500	68,500
Smart Balance, Inc.*	3,600	22,104
Smithfield Foods, Inc.*	236,457	3,263,107
TreeHouse Foods, Inc.*^	8,000	285,360
Tyson Foods, Inc., Class A	465,635	5,880,970
Zapata Corp.*	2,300	16,008

		15,793,558

Household Products (0.4%)
Central Garden & Pet Co., Class A*	15,800	172,694
Energizer Holdings, Inc.*	2,800	185,752
KAO Corp. (ADR)	5,960	1,463,180
Oil-Dri Corp. of America	2,400	34,800
WD-40 Co.	1,300	36,920

		1,893,346

Personal Products (0.1%)
Alberto-Culver Co.	3,200	88,576
American Oriental Bioengineering, Inc.*^	9,800	47,628
Chattem, Inc.*	300	19,923
Elizabeth Arden, Inc.*	5,700	67,089
Inter Parfums, Inc.^	2,800	34,188
Mannatech, Inc.	4,900	18,767

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
NBTY, Inc.*	4,100	$162,278
Nu Skin Enterprises, Inc., Class A	3,200	59,296
Nutraceutical International Corp.*	2,600	29,302
Prestige Brands Holdings, Inc.*	8,720	61,389
Revlon, Inc., Class A*^	2,700	13,122
Schiff Nutrition International, Inc.	3,200	16,672

		618,230

Tobacco (0.0%)
Alliance One International, Inc.*	6,200	27,776
Universal Corp.^	5,800	242,556

		270,332

Total Consumer Staples		28,933,467

Energy (9.2%)
Energy Equipment & Services (2.5%)
Allis-Chalmers Energy, Inc.*	16,241	70,811
Atwood Oceanics, Inc.*	2,000	70,540
Basic Energy Services, Inc.*	5,700	48,393
BJ Services Co.	159,226	3,093,761
Bolt Technology Corp.*	1,400	17,598
Boots & Coots, Inc.*^	19,600	31,556
Bristow Group, Inc.*^	7,300	216,737
Bronco Drilling Co., Inc.*^	5,500	36,025
Cal Dive International, Inc.*	8,600	85,054
CARBO Ceramics, Inc.	400	20,620
Cie Generale de Geophysique-Veritas (ADR)*^	19,620	459,108
Complete Production Services, Inc.*	14,600	164,980
Dawson Geophysical Co.*	1,974	54,048
ENGlobal Corp.*	300	1,236
Exterran Holdings, Inc.*^	8,400	199,416
Geokinetics, Inc.*	1,300	27,560
Global Industries Ltd.*	24,932	236,854
Gulf Island Fabrication, Inc.	2,900	54,346
GulfMark Offshore, Inc.*	2,700	88,398
Helix Energy Solutions Group, Inc.*	25,400	380,492
Helmerich & Payne, Inc.^	17,946	709,405
Hercules Offshore, Inc.*	19,700	96,727
Hornbeck Offshore Services, Inc.*	5,980	164,809
ION Geophysical Corp.*^	25,900	91,168
Key Energy Services, Inc.*	30,900	268,830
Lufkin Industries, Inc.	400	21,272
Matrix Service Co.*	4,600	50,002
NATCO Group, Inc., Class A*	4,100	181,548
Natural Gas Services Group, Inc.*^	2,700	47,574
Newpark Resources, Inc.*	21,400	68,694
Oil States International, Inc.*	17,700	621,801
OYO Geospace Corp.*^	1,000	25,830
Parker Drilling Co.*	29,024	158,471
Patterson-UTI Energy, Inc.^	32,400	489,240
PHI, Inc.*	1,700	34,476
Pioneer Drilling Co.*	8,400	61,656
Rowan Cos., Inc.	35,500	818,985
SBM Offshore N.V	14,050	298,738
SEACOR Holdings, Inc.*	9,500	775,485
Smith International, Inc.	9,600	275,520
Solar Cayman Ltd.(b)*†	141,300	1,138,596
Superior Energy Services, Inc.*	19,300	434,636
Superior Well Services, Inc.*^	3,500	33,880
T-3 Energy Services, Inc.*	3,100	61,070
TETRA Technologies, Inc.*	8,800	85,272
TGC Industries, Inc.*	800	3,880
Tidewater, Inc.	12,725	599,220
Union Drilling, Inc.*	2,000	15,280
Unit Corp.*	10,100	416,625
Vantage Drilling Co.*	7,500	13,725
Weatherford International Ltd.*	6,000	124,380

		13,544,328

Oil & Gas (0.2%)
Petrobras Energia SA (ADR)*	50,425	903,120

Oil, Gas & Consumable Fuels (6.5%)
Alon USA Energy, Inc.^	2,400	23,832
Approach Resources, Inc.*	2,000	18,160
Arch Coal, Inc.	240,142	5,314,343
Atlas Energy, Inc.	4,940	133,726
ATP Oil & Gas Corp.*^	10,600	189,634
Berry Petroleum Co., Class A^	16,699	447,199
Bill Barrett Corp.*	9,600	314,784
BPZ Resources, Inc.*	5,200	39,104
Brigham Exploration Co.*	9,377	85,143
Cabot Oil & Gas Corp.	25,600	915,200
Cameco Corp.	125,084	3,477,335
Cheniere Energy, Inc.*	9,600	28,128
Cimarex Energy Co.	20,700	896,724
Clayton Williams Energy, Inc.*	1,500	45,180
Comstock Resources, Inc.*^	10,700	428,856
Concho Resources, Inc.*	18,900	686,448
Consol Energy, Inc.	46,257	2,086,653
Contango Oil & Gas Co.*	200	10,212
CREDO Petroleum Corp.*	300	3,036
Crosstex Energy, Inc.	10,100	53,328
Cubic Energy, Inc.*	4,600	4,324
CVR Energy, Inc.*	5,300	65,932
Delek U.S. Holdings, Inc.^	3,700	31,709
Delta Petroleum Corp.*^	20,900	36,575
DHT Maritime, Inc.^	12,400	46,624
Encore Acquisition Co.*	13,100	489,940
Endeavour International Corp.*	1,600	1,936
EXCO Resources, Inc.*	4,100	76,629
Forest Oil Corp.*	17,672	345,841
Frontier Oil Corp.	5,600	77,952
Frontline Ltd.^	12,900	301,731
General Maritime Corp.^	12,200	94,428
GeoResources, Inc.*	1,800	19,890
GMX Resources, Inc.*^	3,500	54,985
Golar LNG Ltd.	2,900	32,074
Goodrich Petroleum Corp.*^	6,100	157,441
Gran Tierra Energy, Inc.*	51,000	212,160
Green Plains Renewable Energy, Inc.*^	2,300	16,330
Gulfport Energy Corp.*	400	3,496
Harvest Natural Resources, Inc.*	8,800	45,144
International Coal Group, Inc.*	22,700	91,481
Knightsbridge Tankers Ltd.	4,300	56,072
Mariner Energy, Inc.*	2,400	34,032
Massey Energy Co.^	4,300	119,927
Newfield Exploration Co.*	21,360	909,082
Nexen, Inc.	37,731	851,589
Noble Energy, Inc.	7,800	514,488
Nordic American Tanker Shipping Ltd.^	10,600	313,548
Oilsands Quest, Inc.*^	47,000	53,110
Overseas Shipholding Group, Inc.^	7,066	264,056
Parallel Petroleum Corp.*	10,400	32,968
Patriot Coal Corp.*	18,900	222,264
Peabody Energy Corp.	94,878	3,531,359
Penn Virginia Corp.	11,400	261,174
Petroleum Development Corp.*	7,200	134,352
PetroQuest Energy, Inc.*^	13,900	90,211

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Pioneer Natural Resources Co.	54,583	$1,980,817
Rex Energy Corp.*^	1,700	14,195
Rosetta Resources, Inc.*	13,200	193,908
SandRidge Energy, Inc.*^	31,100	403,056
Ship Finance International Ltd.^	4,300	52,847
Southern Union Co.	41,320	859,043
St. Mary Land & Exploration Co.	11,789	382,671
Stone Energy Corp.*^	10,700	174,517
Swift Energy Co.*	9,600	227,328
Teekay Corp.	5,900	129,033
Tesoro Corp.^	265,895	3,983,107
Toreador Resources Corp.*	300	2,997
Uranerz Energy Corp.*	2,000	4,580
Uranium Energy Corp.*	600	1,770
USEC, Inc.*	28,100	131,789
VAALCO Energy, Inc.*	13,700	63,020
Venoco, Inc.*	3,100	35,681
W&T Offshore, Inc.^	400	4,684
Warren Resources, Inc.*	144,571	427,930
Western Refining, Inc.*	10,900	70,305
Westmoreland Coal Co.*	1,900	15,447
Whiting Petroleum Corp.*	12,600	725,508

		34,676,112

Total Energy		49,123,560

Financials (20.5%)
Capital Markets (1.5%)
Affiliated Managers Group, Inc.*^	7,100	461,571
Allied Capital Corp.	45,900	140,913
American Capital Ltd.	71,900	232,237
Ameriprise Financial, Inc.	27,940	1,015,060
Apollo Investment Corp.	40,033	382,315
Ares Capital Corp.^	23,833	262,640
BGC Partners, Inc., Class A	9,400	40,232
BlackRock Kelso Capital Corp.	3,266	24,234
Calamos Asset Management, Inc., Class A	8,000	104,480
Capital Southwest Corp.^	800	61,400
Cohen & Steers, Inc.^	2,300	55,200
Diamond Hill Investment Group, Inc.*	100	5,797
E*TRADE Financial Corp.*^	361,300	632,275
Epoch Holding Corp.^	600	5,250
Evercore Partners, Inc., Class A^	4,060	118,633
FBR Capital Markets Corp.*	4,800	28,464
FCStone Group, Inc.*	7,000	33,740
Federated Investors, Inc., Class B^	1,500	39,555
GAMCO Investors, Inc., Class A	700	31,990
Gladstone Capital Corp.^	4,900	43,757
Gladstone Investment Corp.^	5,500	26,675
Harris & Harris Group, Inc.*^	6,500	40,625
Hercules Technology Growth Capital, Inc.	9,662	94,881
International Assets Holding Corp.*	400	6,604
Invesco Ltd.	27,100	616,796
Investment Technology Group, Inc.*	10,000	279,200
Janus Capital Group, Inc.	6,300	89,334
Jefferies Group, Inc.*	7,011	190,910
JMP Group, Inc.^	3,300	31,878
KBW, Inc.*^	4,700	151,434
Knight Capital Group, Inc., Class A*	11,456	249,168
Kohlberg Capital Corp.	3,941	23,764
LaBranche & Co., Inc.*	13,800	46,920
Main Street Capital Corp.	711	10,118
MCG Capital Corp.*	15,300	64,107
MF Global Ltd.*	23,700	172,299
MVC Capital, Inc.	5,000	43,900
NGP Capital Resources Co.	5,998	43,545
Oppenheimer Holdings, Inc., Class A	2,400	58,440
PennantPark Investment Corp.	5,357	43,445
Penson Worldwide, Inc.*^	4,330	42,174
Piper Jaffray Cos., Inc.*	4,900	233,828
Prospect Capital Corp.^	12,454	133,382
Raymond James Financial, Inc.^	24,100	561,048
Safeguard Scientifics, Inc.*	3,183	34,917
Sanders Morris Harris Group, Inc.^	4,800	28,368
SWS Group, Inc.	5,700	82,080
TD Ameritrade Holding Corp.*	32,980	647,068
Teton Advisors, Inc., Class B(b)^†	29	75
Thomas Weisel Partners Group, Inc.*	4,700	25,098
TICC Capital Corp.	6,700	33,768
TradeStation Group, Inc.*	6,200	50,530
Triangle Capital Corp.	1,964	24,236
U.S. Global Investors, Inc., Class A	700	8,631
Virtus Investment Partners, Inc.*^	1,283	20,028
Westwood Holdings Group, Inc.	100	3,470

		7,932,487

Commercial Banks (5.2%)
1st Source Corp.	3,600	58,680
Alliance Financial Corp./New York	1,584	42,847
American National Bankshares, Inc.^	1,500	32,730
Ameris Bancorp^	3,426	24,497
Ames National Corp.^	900	21,699
Arrow Financial Corp.^	927	25,298
Associated Banc-Corp^	32,100	366,582
Auburn National Bancorp., Inc.^	600	14,640
BancFirst Corp.	1,800	66,474
Banco Latinoamericano de Comercio Exterior S.A., Class E^	16,200	230,364
Bancorp Rhode Island, Inc.	900	22,482
Bancorp, Inc./Delaware*	5,700	32,604
Bancorpsouth, Inc.^	27,420	669,322
Bank of Hawaii Corp.	15,519	644,659
Bank of Kentucky Financial Corp.^	800	16,928
Bank of Marin Bancorp/California^	300	9,399
Bank of the Ozarks, Inc.^	3,000	79,590
Banner Corp.^	4,100	11,193
Bar Harbor Bankshares^	700	23,800
BOK Financial Corp.^	4,820	223,262
Boston Private Financial Holdings, Inc.^	16,900	110,019
Bridge Bancorp, Inc.^	300	7,299
Bryn Mawr Bank Corp.	1,600	27,952
C&F Financial Corp.	388	6,860
Camden National Corp.^	1,800	59,472
Cape Bancorp, Inc.*	2,900	22,272
Capital City Bank Group, Inc.	3,200	45,440
CapitalSource, Inc.	52,400	227,416
Cardinal Financial Corp.	4,200	34,566
Cathay General Bancorp^	7,100	57,439
Center Bancorp, Inc.	3,140	23,644
Centerstate Banks, Inc.	2,400	18,936
Central Pacific Financial Corp.^	6,600	16,632
Central Valley Community Bancorp*	1,300	7,267
Century Bancorp, Inc./Massachusetts, Class A	2,149	46,633
Chemical Financial Corp.	5,300	115,487
Chicopee Bancorp, Inc.*	1,600	21,136
Citizens & Northern Corp.	2,100	31,059
Citizens Holding Co.	700	18,522
Citizens Republic Bancorp, Inc.*^	29,900	22,724

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
City Holding Co.^	3,600	$107,316
City National Corp./California^	12,743	496,085
CNB Financial Corp./Pennsylvania^	1,100	18,887
CoBiz Financial, Inc.	8,200	40,836
Columbia Banking System, Inc.^	7,300	120,815
Comerica, Inc.	16,040	475,907
Commerce Bancshares, Inc./Missouri	15,948	593,904
Community Bank System, Inc.^	8,400	153,468
Community Trust Bancorp, Inc.	3,816	99,865
Cullen/Frost Bankers, Inc.	16,674	861,045
CVB Financial Corp.	21,900	166,221
Eagle Bancorp, Inc.*	2,500	23,950
East West Bancorp, Inc.^	23,400	194,220
Enterprise Bancorp, Inc./Massachusetts	1,300	16,640
Enterprise Financial Services Corp.	1,800	16,650
F.N.B. Corp./Pennsylvania	29,245	207,932
Farmers Capital Bank Corp.	1,500	26,820
Financial Institutions, Inc.	2,900	28,913
First Bancorp, Inc./Maine^	2,000	37,200
First Bancorp/North Carolina^	3,900	70,395
First Bancorp/Puerto Rico^	21,100	64,355
First Busey Corp.^	6,400	30,080
First California Financial Group, Inc.*	1,400	6,720
First Citizens BancShares, Inc./North Carolina, Class A	3,360	534,576
First Commonwealth Financial Corp.	21,300	120,984
First Community Bancshares, Inc./Virginia^	3,800	47,956
First Financial Bancorp	13,400	161,470
First Financial Bankshares, Inc.^	2,400	118,704
First Financial Corp./Indiana^	2,900	88,856
First Horizon National Corp.*	54,240	717,595
First Merchants Corp.	5,600	39,032
First Midwest Bancorp, Inc./Illinois^	12,300	138,621
First of Long Island Corp.	1,100	29,249
First South Bancorp, Inc./North Carolina^	1,900	21,850
FirstMerit Corp.^	25,550	486,216
Fulton Financial Corp.	43,100	317,216
German American Bancorp, Inc.	2,800	43,428
Glacier Bancorp, Inc.^	21,578	322,375
Great Southern Bancorp, Inc.^	1,900	45,049
Guaranty Bancorp*	14,700	21,756
Hampton Roads Bankshares, Inc.^	4,600	13,248
Hancock Holding Co.	5,200	195,364
Harleysville National Corp.	11,000	58,630
Heartland Financial USA, Inc.^	3,579	52,790
Heritage Financial Corp./Washington	1,400	18,410
Home Bancorp, Inc.*	2,200	26,774
Home Bancshares, Inc./Arkansas	3,500	76,720
Horizon Bancorp/Indiana	910	15,925
Huntington Bancshares, Inc./Ohio	246,250	1,159,838
IBERIABANK Corp.^	5,000	227,800
Independent Bank Corp./Massachusetts^	5,200	115,076
International Bancshares Corp.^	13,346	217,673
Investors Bancorp, Inc.*	10,800	114,588
KeyCorp.	217,300	1,412,450
Lakeland Bancorp, Inc.^	5,300	39,750
Lakeland Financial Corp.	3,100	64,015
M&T Bank Corp.^	1,620	100,958
MainSource Financial Group, Inc.^	4,500	30,600
Marshall & Ilsley Corp.	90,900	733,563
MB Financial, Inc.	12,300	257,931
Merchants Bancshares, Inc.^	1,200	25,632
Metro Bancorp, Inc.*^	700	8,519
Midsouth Bancorp, Inc.^	1,100	14,520
Nara Bancorp, Inc.	4,300	29,885
National Bankshares, Inc./Virginia	1,700	43,265
National Penn Bancshares, Inc.	30,900	188,799
NB&T Financial Group, Inc.	153	2,365
NBT Bancorp, Inc.	8,600	193,844
Northfield Bancorp, Inc./New Jersey	5,200	66,560
Northrim BanCorp, Inc.	1,600	24,400
Norwood Financial Corp.	500	15,550
Ohio Valley Banc Corp.	1,000	26,500
Old National Bancorp/Indiana	21,393	239,602
Old Point Financial Corp.	500	8,330
Old Second Bancorp, Inc.^	3,400	19,482
Oriental Financial Group, Inc.^	10,700	135,890
Orrstown Financial Services, Inc.	700	27,048
Pacific Capital Bancorp N.A.^	10,700	15,408
Pacific Continental Corp.	3,000	31,590
PacWest Bancorp	6,100	116,205
Park National Corp.^	2,600	151,684
Peapack Gladstone Financial Corp.	1,995	32,040
Penns Woods Bancorp, Inc.^	400	12,804
Peoples Bancorp, Inc./Ohio^	2,600	33,930
Peoples Financial Corp./Mississippi^	900	16,749
Pinnacle Financial Partners, Inc.*^	8,500	108,035
Popular, Inc.	291,540	825,058
Porter Bancorp, Inc.	700	11,410
Premier Financial Bancorp, Inc.	800	5,568
Premierwest Bancorp	5,040	13,658
PrivateBancorp, Inc.	3,000	73,380
Prosperity Bancshares, Inc.^	15,180	528,112
Renasant Corp.^	5,600	83,160
Republic Bancorp, Inc./Kentucky, Class A	2,100	41,916
Republic First Bancorp, Inc.*^	1,800	8,172
S&T Bancorp, Inc.^	6,200	80,352
Sandy Spring Bancorp, Inc.^	4,300	70,004
Santander BanCorp*	1,600	15,600
SCBT Financial Corp.^	3,300	92,730
Shore Bancshares, Inc.	2,336	39,081
Sierra Bancorp	1,600	19,216
Signature Bank/New York*	1,700	49,300
Simmons First National Corp., Class A	3,600	103,716
Smithtown Bancorp, Inc.	3,707	42,779
South Financial Group, Inc.	42,300	62,181
Southside Bancshares, Inc.^	2,560	57,651
Southwest Bancorp, Inc./Oklahoma	3,700	51,948
State Bancorp, Inc./New York	3,600	30,420
StellarOne Corp.^	6,000	88,500
Sterling Bancorp/New York^	4,300	31,046
Sterling Bancshares, Inc./Texas	21,000	153,510
Sterling Financial Corp./Washington*^	12,200	24,400
Suffolk Bancorp	800	23,688
Sumitomo Trust & Banking Co., Ltd. (ADR)	291,416	1,544,505
Sun Bancorp, Inc./New Jersey*	3,360	17,741
SunTrust Banks, Inc.	17,100	385,605
Susquehanna Bancshares, Inc.^	21,600	127,224
SVB Financial Group*^	9,739	421,407
SY Bancorp, Inc.^	1,700	39,253
Synovus Financial Corp.	93,200	349,500
TCF Financial Corp.^	39,080	509,603
Texas Capital Bancshares, Inc.*	8,100	136,404
Tompkins Financial Corp.^	1,400	61,180

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Tower Bancorp, Inc.	900	$23,643
TowneBank/Virginia^	5,200	66,300
Trico Bancshares^	3,500	57,400
Trustmark Corp.^	14,378	273,901
UCBH Holdings, Inc.^	29,600	23,680
UMB Financial Corp.	9,263	374,596
Umpqua Holdings Corp.	21,200	224,720
Union Bankshares Corp./Virginia	3,400	42,330
United Bancorp, Inc./Ohio	700	5,950
United Bancshares, Inc./Ohio	691	7,836
United Bankshares, Inc.^	9,800	191,982
United Community Banks, Inc./Georgia*^	10,270	51,352
United Security Bancshares, Inc./Alabama	1,500	33,285
Univest Corp. of Pennsylvania	4,300	93,181
Valley National Bancorp^	48,071	590,793
Washington Banking Co.	2,400	22,224
Washington Trust Bancorp, Inc.^	3,400	59,568
Webster Financial Corp.	16,600	207,002
WesBanco, Inc.	5,800	89,668
West Bancorp, Inc.	3,300	16,368
Westamerica Bancorp^	4,460	231,920
Western Alliance Bancorp*	11,459	72,306
Whitney Holding Corp./Louisiana^	16,700	159,318
Wilber Corp.	1,500	12,600
Wilmington Trust Corp.^	19,716	279,967
Wilshire Bancorp, Inc.^	4,500	33,030
Wintrust Financial Corp.^	6,200	173,352
Yadkin Valley Financial Corp.^	4,350	20,315
Zions Bancorp.^	30,800	553,476

		27,382,762

Consumer Finance (0.1%)
Advance America Cash Advance Centers, Inc.	2,300	12,880
AmeriCredit Corp.*^	15,700	247,903
Cardtronics, Inc.*^	800	6,256
Cash America International, Inc.	7,426	223,968
CompuCredit Holdings Corp.*	2,100	9,891
Dollar Financial Corp.*	1,800	28,836
First Marblehead Corp.*	17,400	38,280
Nelnet, Inc., Class A*^	3,400	42,296
QC Holdings, Inc.	600	4,050
Rewards Network, Inc.*	1,066	14,647
Student Loan Corp.	1,000	46,400
World Acceptance Corp.*^	4,100	103,361

		778,768

Diversified Financial Services (0.4%)
Asset Acceptance Capital Corp.*^	2,300	16,675
California First National Bancorp	500	5,535
CIT Group, Inc.^	87,964	106,437
Compass Diversified Holdings^	6,300	65,961
Encore Capital Group, Inc.*	3,800	51,110
Fifth Street Finance Corp.^	7,344	80,270
Financial Federal Corp.	4,100	101,188
Medallion Financial Corp.	3,700	30,932
NewStar Financial, Inc.*	6,100	20,069
PHH Corp.*	81,910	1,625,094
PICO Holdings, Inc.*	3,600	120,060
Primus Guaranty Ltd.*^	4,400	18,788
Resource America, Inc., Class A	3,600	17,316

		2,259,435

Insurance (6.6%)
Alleghany Corp.*	1,316	340,910
Allied World Assurance Co. Holdings Ltd./Bermuda	22,450	1,076,028
Ambac Financial Group, Inc.^	69,700	117,096
American Equity Investment Life Holding Co.^	25,200	176,904
American Financial Group, Inc./Ohio	21,961	560,005
American National Insurance Co.	4,000	340,800
American Physicians Capital, Inc.	2,266	65,283
American Physicians Service Group, Inc.	1,700	39,168
American Safety Insurance Holdings Ltd.*	3,100	48,980
AMERISAFE, Inc.*^	5,000	86,250
Amtrust Financial Services, Inc.	4,900	55,909
Aon Corp.	42,576	1,732,417
Arch Capital Group Ltd.*	12,882	870,050
Argo Group International Holdings Ltd.*	7,700	259,336
Arthur J. Gallagher & Co.	1,800	43,866
Aspen Insurance Holdings Ltd.	32,206	852,493
Assured Guaranty Ltd.^.	22,600	438,892
Axis Capital Holdings Ltd.	46,982	1,417,917
Baldwin & Lyons, Inc., Class B^	2,000	46,900
Brown & Brown, Inc.	7,700	147,532
Citizens, Inc./Texas*	2,080	13,187
CNA Financial Corp.*^	62,958	1,519,806
CNA Surety Corp.*	4,500	72,900
Conseco, Inc.*	56,200	295,612
Crawford & Co., Class B*	1,000	4,410
Delphi Financial Group, Inc., Class A^	11,800	267,034
Donegal Group, Inc., Class A	3,000	46,320
Eastern Insurance Holdings, Inc.	2,000	19,060
EMC Insurance Group, Inc.^	1,300	27,469
Employers Holdings, Inc.	12,000	185,760
Endurance Specialty Holdings Ltd.	16,920	617,072
Enstar Group, Ltd.*	1,700	105,859
Erie Indemnity Co., Class A	2,200	82,412
Everest Reinsurance Group Ltd.	8,420	738,434
FBL Financial Group, Inc., Class A^	2,100	40,803
Fidelity National Financial, Inc., Class A	67,548	1,018,624
First Acceptance Corp.*	3,100	8,370
First American Corp.	30,729	994,698
First Mercury Financial Corp.	1,900	25,308
Flagstone Reinsurance Holdings Ltd.	9,800	110,544
FPIC Insurance Group, Inc.*	1,800	60,390
Genworth Financial, Inc., Class A	69,300	828,135
Greenlight Capital Reinsurance Ltd., Class A*^	7,300	137,240
Hallmark Financial Services*	3,400	27,370
Hanover Insurance Group, Inc.	11,700	483,561
Harleysville Group, Inc.^	3,400	107,610
HCC Insurance Holdings, Inc.	27,848	761,643
Hilltop Holdings, Inc.*^	9,900	121,374
Horace Mann Educators Corp.	10,200	142,494
Independence Holding Co.	2,400	14,112
Infinity Property & Casualty Corp.	3,500	148,680
Kansas City Life Insurance Co.	1,200	37,368
Maiden Holdings Ltd.	13,100	95,237
Markel Corp.*	2,411	795,196
Marsh & McLennan Cos., Inc.	84,231	2,083,033
Max Capital Group Ltd.	11,500	245,755
MBIA, Inc.*^	33,000	256,080
Meadowbrook Insurance Group, Inc.	14,400	106,560

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Mercer Insurance Group, Inc.	2,000	$36,140
Mercury General Corp.	6,631	239,910
Montpelier Reinsurance Holdings Ltd.	21,800	355,776
National Financial Partners Corp.*	10,800	94,176
National Interstate Corp.	1,700	29,750
National Western Life Insurance Co., Class A	600	105,588
Navigators Group, Inc.*	3,200	176,000
NYMAGIC, Inc.	1,300	22,438
Odyssey Reinsurance Holdings Corp.	3,300	213,873
Old Republic International Corp.^	59,733	727,548
OneBeacon Insurance Group Ltd., Class A	5,700	78,318
PartnerReinsurance Ltd.^	18,686	1,437,701
Phoenix Cos., Inc.*^	27,600	89,700
Platinum Underwriters Holdings Ltd.	38,426	1,377,188
PMA Capital Corp., Class A*	8,500	48,365
Presidential Life Corp.	5,000	51,800
Principal Financial Group, Inc.	18,000	493,020
ProAssurance Corp.*	8,300	433,177
Protective Life Corp.^	21,180	453,676
Reinsurance Group of America, Inc.	39,178	1,747,339
RenaissanceReinsurance Holdings Ltd.	15,413	844,016
RLI Corp.^	2,700	142,506
Safety Insurance Group, Inc.	2,900	95,468
SeaBright Insurance Holdings, Inc.*	7,800	89,076
Selective Insurance Group, Inc.	13,500	212,355
StanCorp Financial Group, Inc.	12,043	486,176
State Auto Financial Corp.	3,400	60,962
Stewart Information Services Corp.	4,100	50,717
Tower Group, Inc.	1,181	28,805
Transatlantic Holdings, Inc.	6,700	336,139
Unico American Corp.	700	6,937
United America Indemnity Ltd., Class A*	8,745	64,625
United Fire & Casualty Co.	5,900	105,610
Unitrin, Inc.	10,300	200,747
Universal Insurance Holdings, Inc.^	2,500	12,575
Unum Group	48,500	1,039,840
Validus Holdings Ltd.	20,023	516,600
Wesco Financial Corp.	330	107,415
White Mountains Insurance Group Ltd.	1,900	583,319
Zenith National Insurance Corp.	9,500	293,550

		34,851,177

Real Estate Investment Trusts (REITs) (5.5%)
Acadia Realty Trust (REIT)	7,600	114,532
Agree Realty Corp. (REIT)	1,600	36,688
Alexander’s, Inc. (REIT)	200	59,176
Alexandria Real Estate Equities, Inc. (REIT)^	7,600	413,060
AMB Property Corp. (REIT)^	36,151	829,665
American Campus Communities, Inc. (REIT)^	13,226	355,118
American Capital Agency Corp. (REIT)	3,300	93,885
Anthracite Capital, Inc. (REIT)*^	21,600	22,680
Anworth Mortgage Asset Corp. (REIT)	26,000	204,880
Apartment Investment & Management Co. (REIT), Class A^	28,850	425,537
Ashford Hospitality Trust, Inc. (REIT)*^	32,500	112,450
Associated Estates Realty Corp. (REIT)	3,300	31,746
BioMed Realty Trust, Inc. (REIT)	24,132	333,022
Brandywine Realty Trust (REIT)^	32,159	355,035
BRE Properties, Inc. (REIT)^	12,600	394,380
Camden Property Trust (REIT)^	16,405	661,122
CapLease, Inc. (REIT)	11,300	45,539
Capstead Mortgage Corp. (REIT)	16,300	226,733
Care Investment Trust, Inc. (REIT)	3,300	25,311
CBL & Associates Properties, Inc. (REIT)^	38,192	370,462
Cedar Shopping Centers, Inc. (REIT)^	10,505	67,757
Chimera Investment Corp. (REIT)	431,083	1,646,737
Cogdell Spencer, Inc. (REIT)	7,000	33,600
Colonial Properties Trust (REIT)	12,600	122,598
Corporate Office Properties Trust/Maryland (REIT)^	14,400	531,072
Cousins Properties, Inc. (REIT)^	17,829	147,624
Cypress Sharpridge Investments, Inc. (REIT)*	3,500	49,700
DCT Industrial Trust, Inc. (REIT)^ .	52,006	265,751
Developers Diversified Realty Corp. (REIT)^	35,200	325,248
DiamondRock Hospitality Co. (REIT)*	27,286	221,017
Douglas Emmett, Inc. (REIT)^	30,600	375,768
Duke Realty Corp. (REIT)	55,200	662,952
DuPont Fabros Technology, Inc. (REIT)*	3,790	50,521
Dynex Capital, Inc. (REIT)	2,800	23,604
EastGroup Properties, Inc. (REIT)	2,500	95,550
Education Realty Trust, Inc. (REIT) .	15,000	88,950
Entertainment Properties Trust (REIT)^	8,600	293,604
Equity Lifestyle Properties, Inc. (REIT)^	2,500	106,975
Equity One, Inc. (REIT)^	8,200	128,494
Essex Property Trust, Inc. (REIT)^	6,900	549,102
Extra Space Storage, Inc. (REIT)	22,100	233,155
Federal Realty Investment Trust (REIT)^	12,766	783,449
FelCor Lodging Trust, Inc. (REIT)^ .	16,300	73,839
First Industrial Realty Trust, Inc. (REIT)	9,900	51,975
First Potomac Realty Trust (REIT)	7,000	80,920
Franklin Street Properties Corp. (REIT)	14,800	193,880
Getty Realty Corp. (REIT)	2,600	63,804
Gladstone Commercial Corp. (REIT)	2,100	28,728
Glimcher Realty Trust (REIT)	9,673	35,500
Government Properties Income Trust (REIT)*	2,500	60,025
Gramercy Capital Corp./New York (REIT)*	10,200	24,786
Hatteras Financial Corp. (REIT)	9,059	271,589
Health Care REIT, Inc. (REIT)	14,688	611,315
Healthcare Realty Trust, Inc. (REIT)^	14,519	306,786
Hersha Hospitality Trust (REIT)^	10,600	32,860
Highwoods Properties, Inc. (REIT)	17,500	550,375
Home Properties, Inc. (REIT)^	8,100	349,029
Hospitality Properties Trust (REIT)	43,801	892,226
HRPT Properties Trust (REIT)^	102,392	769,988
Inland Real Estate Corp. (REIT)	17,600	154,176

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Invesco Mortgage Capital, Inc. (REIT)*	1,900	$41,515
Investors Real Estate Trust (REIT)	15,400	139,216
iStar Financial, Inc. (REIT)*^	25,800	78,432
Kilroy Realty Corp. (REIT)^	10,600	294,044
Kite Realty Group Trust (REIT)	10,900	45,453
LaSalle Hotel Properties (REIT)	15,611	306,912
Lexington Realty Trust (REIT)	20,802	106,089
Liberty Property Trust (REIT)	27,622	898,544
LTC Properties, Inc. (REIT)	5,200	125,008
Macerich Co. (REIT)	20,016	607,085
Mack-Cali Realty Corp. (REIT)^	19,339	625,230
Medical Properties Trust, Inc. (REIT)	43,082	336,470
MFA Financial, Inc. (REIT)	69,300	551,628
Mid-America Apartment Communities, Inc. (REIT)	3,500	157,955
Mission West Properties, Inc. (REIT)	6,388	42,991
Monmouth Real Estate Investment Corp. (REIT), Class A	5,500	38,280
National Health Investors, Inc. (REIT)	6,200	196,230
National Retail Properties, Inc. (REIT)^	19,700	422,959
Nationwide Health Properties, Inc. (REIT)	6,400	198,336
NorthStar Realty Finance Corp. (REIT)	14,300	50,193
Omega Healthcare Investors, Inc. (REIT)	16,800	269,136
One Liberty Properties, Inc. (REIT)	59	531
Parkway Properties, Inc./Maryland (REIT)	5,300	104,410
Pennsylvania Real Estate Investment Trust (REIT)^	9,960	75,796
Pennymac Mortgage Investment Trust (REIT)*	3,200	63,712
Post Properties, Inc. (REIT)	11,100	199,800
Potlatch Corp. (REIT)^	4,708	133,943
PS Business Parks, Inc. (REIT)	3,100	159,092
RAIT Financial Trust (REIT)	18,800	55,272
Ramco-Gershenson Properties Trust (REIT)	5,171	46,125
Rayonier, Inc. (REIT)	10,700	437,737
Realty Income Corp. (REIT)	25,900	664,335
Redwood Trust, Inc. (REIT)	16,900	261,950
Regency Centers Corp. (REIT)^	19,711	730,293
Resource Capital Corp. (REIT)	6,100	33,184
Saul Centers, Inc. (REIT)	500	16,050
Senior Housing Properties Trust (REIT)	30,300	579,033
SL Green Realty Corp. (REIT)^	19,000	833,150
Sovran Self Storage, Inc. (REIT)^	5,600	170,408
Strategic Hotels & Resorts, Inc. (REIT)*	20,400	52,836
Sun Communities, Inc. (REIT)^	4,100	88,232
Sunstone Hotel Investors, Inc. (REIT)*^	19,612	139,245
Tanger Factory Outlet Centers (REIT)	4,900	182,966
Taubman Centers, Inc. (REIT)^	13,300	479,864
Transcontinental Realty Investors, Inc.*	300	3,510
UDR, Inc. (REIT)	37,777	594,610
UMH Properties, Inc. (REIT)	1,700	13,855
Universal Health Realty Income Trust (REIT)	1,300	42,315
Urstadt Biddle Properties, Inc. (REIT), Class A	5,000	72,950
U-Store-It Trust (REIT)	19,100	119,375
Walter Investment Management Corp. (REIT)	4,500	72,090
Washington Real Estate Investment Trust (REIT)	13,000	374,400
Weingarten Realty Investors (REIT)^	25,799	513,916
Winthrop Realty Trust (REIT)	2,800	27,272

		29,340,013

Real Estate Management & Development (0.3%)
American Realty Investors, Inc.*	600	6,942
Avatar Holdings, Inc.*	1,700	32,300
BR Malls Participacoes S.A.*	30,200	356,618
China Housing & Land Development, Inc.*^	6,400	24,640
Consolidated-Tomoka Land Co.^	1,400	53,620
Forest City Enterprises, Inc., Class A	27,400	366,338
Forestar Group, Inc.*	9,272	159,293
Jones Lang LaSalle, Inc.	10,286	487,248
Multiplan Empreendimentos Imobiliarios SA	23,500	367,436

		1,854,435

Thrifts & Mortgage Finance (0.9%)
Abington Bancorp, Inc.	5,100	39,474
Astoria Financial Corp.^	31,752	350,542
Bank Mutual Corp.	11,800	104,312
BankFinancial Corp.	5,700	54,606
Beneficial Mutual Bancorp, Inc.*^	18,789	171,544
Berkshire Hills Bancorp, Inc.	3,500	76,790
Brookline Bancorp, Inc.	11,200	108,864
Brooklyn Federal Bancorp, Inc.	400	4,880
Cheviot Financial Corp.	600	5,136
Clifton Savings Bancorp, Inc.	2,500	24,500
Danvers Bancorp, Inc.^	4,400	59,796
Dime Community Bancshares, Inc.^	6,300	72,009
Doral Financial Corp.*^	1,900	7,030
ESB Financial Corp.	4,150	55,568
ESSA Bancorp, Inc.	4,100	54,161
First Defiance Financial Corp.^	3,220	48,010
First Financial Holdings, Inc.^	3,200	51,104
First Financial Northwest, Inc.	5,100	29,682
First Financial Service Corp.	1,000	13,470
First Niagara Financial Group, Inc.	42,500	524,025
Flagstar Bancorp, Inc.*^	22,200	22,866
Flushing Financial Corp.	5,900	67,260
Fox Chase Bancorp, Inc.*	1,300	13,026
Harleysville Savings Financial Corp.	856	12,395
Heritage Financial Group	400	3,312
HF Financial Corp.	200	2,196
Home Federal Bancorp, Inc./Idaho	4,200	47,964
HopFed Bancorp, Inc.	434	4,449
Kearny Financial Corp.	4,100	42,722
Kentucky First Federal Bancorp	600	7,494
K-Fed Bancorp	1,000	9,020
Legacy Bancorp., Inc./Massachusetts	1,800	18,900
Meridian Interstate Bancorp, Inc.*	2,600	22,100
MGIC Investment Corp.*^	31,500	233,415
NASB Financial, Inc.	1,000	26,300
New Hampshire Thrift Bancshares, Inc.	1,640	15,547
New York Community Bancorp, Inc.	22,800	260,376
NewAlliance Bancshares, Inc.^	26,727	285,979

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Northeast Community Bancorp, Inc.^	1,500	$11,070
Northwest Bancorp, Inc.	4,500	102,780
OceanFirst Financial Corp.	5,017	58,197
Ocwen Financial Corp.*^	13,700	155,084
Oritani Financial Corp.^	600	8,184
PMI Group, Inc.^	19,438	82,611
Provident Financial Services, Inc.^	15,000	154,350
Provident New York Bancorp	8,700	83,085
Prudential Bancorp, Inc. of Pennsylvania	200	2,008
Radian Group, Inc.^	21,074	222,963
Rockville Financial, Inc.	2,200	23,650
Roma Financial Corp.	1,200	14,916
Territorial Bancorp, Inc.*	2,500	39,200
TF Financial Corp.	300	5,775
TFS Financial Corp.	18,300	217,770
Tree.com, Inc.*	2,600	19,630
TrustCo Bank Corp. NY/New York^	11,800	73,750
United Financial Bancorp, Inc.	3,400	39,372
United Western Bancorp, Inc.	2,200	8,734
Washington Federal, Inc.	27,700	467,022
Waterstone Financial, Inc.*	2,600	13,156
Westfield Financial, Inc.^	7,900	66,913
WSFS Financial Corp.	1,700	45,288

		4,866,332

Total Financials		109,265,409

Health Care (5.3%)
Biotechnology (0.2%)
ArQule, Inc.*	4,800	21,792
Celera Corp.*	16,300	101,549
Facet Biotech Corp.*	5,000	86,450
Geron Corp.*^	11,100	72,816
Infinity Pharmaceuticals, Inc.*^	2,400	14,952
Lexicon Pharmaceuticals, Inc.*^	11,500	24,495
Martek Biosciences Corp.*	6,800	153,612
Maxygen, Inc.*	1,000	6,690
Myriad Pharmaceuticals, Inc.*^	500	2,930
Nabi Biopharmaceuticals*	3,500	12,565
PDL BioPharma, Inc.^	26,292	207,181
Progenics Pharmaceuticals, Inc.*^	1,600	8,384
Theravance, Inc.*^	9,240	135,273

		848,689

Health Care Equipment & Supplies (1.3%)
Analogic Corp.	1,100	40,722
AngioDynamics, Inc.*	4,400	60,632
Aspect Medical Systems, Inc.*	3,900	46,722
Cantel Medical Corp.*	1,704	25,662
Cardiac Science Corp.*	3,700	14,800
CONMED Corp.*	7,500	143,775
Cooper Cos., Inc.	16,302	484,658
CryoLife, Inc.*	600	4,782
Cutera, Inc.*	2,400	20,760
Cynosure, Inc., Class A*	2,400	27,960
ev3, Inc.*	19,100	235,121
Greatbatch, Inc.*^	1,658	37,255
Hansen Medical, Inc.*^	1,200	4,200
Hill-Rom Holdings, Inc.	9,400	204,732
Hologic, Inc.*	57,200	934,648
Home Diagnostics, Inc.*	2,000	13,520
I-Flow Corp.*	3,100	35,309
Invacare Corp.^	7,858	175,076
Inverness Medical Innovations, Inc.*^	10,800	418,284
Kewaunee Scientific Corp.	500	7,040
Kinetic Concepts, Inc.*	15,120	559,138
Medical Action Industries, Inc.*	694	8,377
National Dentex Corp.*	800	6,816
Natus Medical, Inc.*	1,800	27,774
OraSure Technologies, Inc.*	1,100	3,190
Palomar Medical Technologies, Inc.*	1,200	19,452
RTI Biologics, Inc.*	8,700	37,845
Span-America Medical Systems, Inc.	700	9,107
Symmetry Medical, Inc.*	7,100	73,627
Teleflex, Inc.	7,146	345,223
TomoTherapy, Inc.*	6,000	25,980
Volcano Corp.*^	2,900	48,778
Young Innovations, Inc.	400	10,524
Zimmer Holdings, Inc.*	53,535	2,861,446
Zoll Medical Corp.*	700	15,064

		6,987,999

Health Care Providers & Services (2.6%)
Aetna, Inc	63,842	1,776,723
Alliance HealthCare Services, Inc.*	700	3,962
Allied Healthcare International, Inc.*	9,400	26,320
Allion Healthcare, Inc.*^	4,700	27,495
Amedisys, Inc.*^	400	17,452
American Dental Partners, Inc.*^	4,000	56,000
AmerisourceBergen Corp.	27,680	619,478
Amsurg Corp.*^	7,800	165,594
Assisted Living Concepts, Inc., Class A*	2,480	51,386
Brookdale Senior Living, Inc.	11,300	204,869
Capital Senior Living Corp.*	6,400	39,040
Centene Corp.*	4,944	93,639
Chindex International, Inc.*^	300	3,774
CIGNA Corp.	33,300	935,397
Community Health Systems, Inc.*^	11,540	368,472
Continuecare Corp.*	1,000	3,020
Cross Country Healthcare, Inc.*	7,000	65,170
Emdeon, Inc., Class A*	1,500	24,300
Gentiva Health Services, Inc.*	4,600	115,046
Hanger Orthopedic Group, Inc.*	5,100	70,737
Health Net, Inc.*	54,630	841,302
Healthspring, Inc.*	12,600	154,350
Healthways, Inc.*	8,000	122,560
Humana, Inc.*	50,643	1,888,984
inVentiv Health, Inc.*	5,600	93,688
Kindred Healthcare, Inc.*	9,800	159,054
Laboratory Corp. of America Holdings*	5,780	379,746
Landauer, Inc.	1,000	54,980
LCA-Vision, Inc.*^	1,500	10,515
LifePoint Hospitals, Inc.*^	13,777	372,806
Lincare Holdings, Inc.*	3,300	103,125
Magellan Health Services, Inc.*	8,800	273,328
MedCath Corp.*^	4,100	35,957
MEDNAX, Inc.*	7,800	428,376
Molina Healthcare, Inc.*	3,300	68,277
National Healthcare Corp.	1,100	41,019
Nighthawk Radiology Holdings, Inc.*	6,100	44,103
NovaMed, Inc.*^	2,000	9,060
Odyssey HealthCare, Inc.*	4,100	51,250
Omnicare, Inc.	90,411	2,036,056
Owens & Minor, Inc.^	2,100	95,025
Psychiatric Solutions, Inc.*^	4,500	120,420
RadNet, Inc.*	700	1,813
RehabCare Group, Inc.*	1,000	21,690
Res-Care, Inc.*	6,300	89,523
Skilled Healthcare Group, Inc., Class A*	5,300	42,559
See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Sun Healthcare Group, Inc.*	10,900	$94,176
Sunrise Senior Living, Inc.*	11,300	34,239
Tenet Healthcare Corp.*	38,500	226,380
Triple-S Management Corp., Class B*^	4,900	82,173
U.S. Physical Therapy, Inc.*	1,600	24,112
Universal American Corp.*	14,356	135,233
Universal Health Services, Inc., Class B	10,500	650,265
WellCare Health Plans, Inc.*	10,600	261,290

		13,715,308

Health Care Technology (0.1%)
AMICAS, Inc.*	2,200	7,920
IMS Health, Inc.	34,800	534,180
Medidata Solutions, Inc.*	200	3,030
MedQuist, Inc.^	2,300	14,628
Omnicell, Inc.*	1,100	12,254
QuadraMed Corp.*	1,000	7,000
Vital Images, Inc.*	1,100	13,772

		592,784

Life Sciences Tools & Services (0.2%)
Affymetrix, Inc.*	2,400	21,072
Albany Molecular Research, Inc.*^	5,800	50,228
Cambrex Corp.*	700	4,410
Charles River Laboratories International, Inc.*^	5,500	203,390
Enzo Biochem, Inc.*	2,900	20,532
Harvard Bioscience, Inc.*	300	1,137
Kendle International, Inc.*	2,900	48,488
PerkinElmer, Inc.	22,600	434,824
Varian, Inc.*	5,428	277,154

		1,061,235

Pharmaceuticals (0.9%)
Adolor Corp.*	5,400	8,586
Biodel, Inc.*^	300	1,611
BMP Sunstone Corp.*	1,000	4,070
Caraco Pharmaceutical Laboratories Ltd.*	1,600	8,144
Cumberland Pharmaceuticals, Inc.*	200	3,238
Endo Pharmaceuticals Holdings, Inc.*	42,860	969,922
Hi-Tech Pharmacal Co., Inc.*^	1,600	35,904
Impax Laboratories, Inc.*	94,860	829,076
King Pharmaceuticals, Inc.*	110,500	1,190,085
KV Pharmaceutical Co., Class A*^	4,400	13,508
Medicines Co.*	3,900	42,939
Medicis Pharmaceutical Corp., Class A	12,700	271,145
Par Pharmaceutical Cos., Inc.*	8,900	191,439
SuperGen, Inc.*	5,300	14,151
ViroPharma, Inc.*	15,500	149,110
Watson Pharmaceuticals, Inc.*	34,532	1,265,253

		4,998,181

Total Health Care		28,204,196

Industrials (10.2%)
Aerospace & Defense (0.6%)
AAR Corp.*^	8,818	193,467
Alliant Techsystems, Inc.*	2,480	193,068
Argon ST, Inc.*	600	11,430
Ascent Solar Technologies, Inc.*	3,200	24,128
Astronics Corp.*^	400	3,760
BE Aerospace, Inc.*	12,100	243,694
Ceradyne, Inc.*	6,700	122,811
Curtiss-Wright Corp.	11,100	378,843
Ducommun, Inc.	2,900	54,839
DynCorp International, Inc., Class A*	5,500	99,000
Esterline Technologies Corp.*	5,000	196,050
Herley Industries, Inc.*	3,400	44,370
Ladish Co., Inc.*	4,400	66,572
LMI Aerospace, Inc.*	1,200	12,036
Moog, Inc., Class A*	10,500	309,750
SIFCO Industries, Inc.*	800	11,760
Spirit AeroSystems Holdings, Inc., Class A*^	17,769	320,908
Teledyne Technologies, Inc.*	16,800	604,632
Todd Shipyards Corp.	1,400	23,016
Triumph Group, Inc.	4,200	201,558

		3,115,692

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	5,400	18,684
Atlas Air Worldwide Holdings, Inc.*	4,300	137,471
Dynamex, Inc.*	900	14,697
Forward Air Corp.^	3,800	87,970
Hub Group, Inc., Class A*	4,800	109,680
Pacer International, Inc.^	8,700	33,582
UTi Worldwide, Inc.	1,900	27,512

		429,596

Airlines (0.5%)
Alaska Air Group, Inc.*	8,714	233,448
Delta Air Lines, Inc.*	117,980	1,057,101
JetBlue Airways Corp.*	64,188	383,844
Republic Airways Holdings, Inc.*	15,020	140,137
SkyWest, Inc.	31,340	519,617
U.S. Airways Group, Inc.*	39,300	184,710
UAL Corp.*	2,100	19,362

		2,538,219

Building Products (0.3%)
American Woodmark Corp.^	2,600	50,284
Ameron International Corp.	2,287	160,044
Apogee Enterprises, Inc.^	6,685	100,409
Armstrong World Industries, Inc.*^	2,900	99,934
Builders FirstSource, Inc.*^	2,222	9,688
Gibraltar Industries, Inc.	9,100	120,757
Griffon Corp.*	10,900	109,763
Insteel Industries, Inc.	4,700	56,165
NCI Building Systems, Inc.*^	5,195	16,624
Owens Corning, Inc.*	12,000	269,400
Quanex Building Products Corp.	3,900	56,004
Simpson Manufacturing Co., Inc.^	2,128	53,753
Trex Co., Inc.*^	400	7,280
Universal Forest Products, Inc.^	10,820	426,957
USG Corp.*	10,300	176,954

		1,714,016

Commercial Services & Supplies (0.8%)
ABM Industries, Inc.^	8,900	187,256
ACCO Brands Corp.*	13,093	94,532
American Reprographics Co.*	1,900	18,088
Amrep Corp.*	600	7,920
ATC Technology Corp.*	1,300	25,688
Bowne & Co., Inc.	10,165	78,271
Clean Harbors, Inc.*	300	16,878
Consolidated Graphics, Inc.*	2,400	59,880
Cornell Cos., Inc.*	2,800	62,832
Corrections Corp. of America*	25,300	573,045
Courier Corp.	2,300	34,845
Covanta Holding Corp.*	31,900	542,300
Deluxe Corp.	11,200	191,520
EnergySolutions, Inc.	17,100	157,662
Ennis, Inc.	6,800	109,684
Fuel Tech, Inc.*	900	10,080

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
G&K Services, Inc., Class A	4,700	$104,152
GEO Group, Inc.*	2,500	50,425
GeoEye, Inc.*^	200	5,360
HNI Corp.^	3,100	73,160
ICT Group, Inc.*	400	4,200
Innerworkings, Inc.*	1,100	5,434
Kimball International, Inc., Class B	8,100	61,803
M&F Worldwide Corp.*	3,000	60,720
McGrath RentCorp.	5,100	108,477
Metalico, Inc.*	6,800	28,356
Mine Safety Appliances Co.	500	13,755
Mobile Mini, Inc.*	6,600	114,576
Multi-Color Corp.	500	7,715
North American Galvanizing & Coatings, Inc.*^	1,800	10,926
R.R. Donnelley & Sons Co.	22,530	478,988
Schawk, Inc.^	4,300	50,181
Standard Parking Corp.*	1,500	26,235
Standard Register Co.^	2,000	11,760
Steelcase, Inc., Class A	17,800	110,538
Team, Inc.*	200	3,390
United Stationers, Inc.*	13,747	654,495
Viad Corp.	4,900	97,559
Virco MFG. Corp.	1,607	4,837
Waste Connections, Inc.*	5,300	152,958
Waste Services, Inc.*^	3,900	18,018

		4,428,499

Construction & Engineering (1.0%)
Comfort Systems USA, Inc.^	21,389	247,899
Dycom Industries, Inc.*	13,600	167,280
EMCOR Group, Inc.*^	26,300	665,916
Furmanite Corp.*	3,500	15,085
Granite Construction, Inc.^	7,400	228,956
Great Lakes Dredge & Dock Corp.	700	4,886
Insituform Technologies, Inc., Class A*	10,046	192,281
Integrated Electrical Services, Inc.*	1,000	8,050
KBR, Inc.	39,600	922,284
Layne Christensen Co.*	4,900	157,045
MasTec, Inc.*	3,700	44,955
Michael Baker Corp.*	2,116	76,895
Northwest Pipe Co.*	2,338	78,393
Pike Electric Corp.*	2,600	31,148
Primoris Services Corp.^	2,000	14,420
Shaw Group, Inc.*	57,100	1,832,339
Sterling Construction Co., Inc.*^	3,000	53,730
Tutor Perini Corp.*^	6,424	136,831
URS Corp.*	8,280	361,422

		5,239,815

Electrical Equipment (1.0%)
A. O. Smith Corp.	5,500	209,550
Acuity Brands, Inc.^	2,400	77,304
AMETEK, Inc.	15,500	541,105
Baldor Electric Co.^	9,404	257,106
Belden, Inc.	11,683	269,877
Brady Corp., Class A	12,000	344,640
Chase Corp.	1,300	15,210
China BAK Battery, Inc.*	9,400	46,530
Encore Wire Corp.^	6,600	147,444
Energy Conversion Devices, Inc.*^	1,800	20,844
EnerSys*	10,100	223,412
Evergreen Solar, Inc.*^	22,000	42,240
Franklin Electric Co., Inc.^	5,800	166,286
FuelCell Energy, Inc.*	3,000	12,810
Fushi Copperweld, Inc.*^	4,300	36,378
General Cable Corp.*	20,000	783,000
GrafTech International Ltd.*	18,400	270,480
Hubbell, Inc., Class B	12,500	525,000
II-VI, Inc.*	2,000	50,880
LaBarge, Inc.*^	400	4,500
LSI Industries, Inc.	4,700	31,255
Orion Energy Systems, Inc.*	4,400	13,772
Polypore International, Inc.*^	3,900	50,349
Power-One, Inc.*^	19,800	38,610
PowerSecure International, Inc.*	3,100	21,018
Preformed Line Products Co.	100	4,005
Regal-Beloit Corp.^	9,004	411,573
Roper Industries, Inc.	3,200	163,136
SatCon Technology Corp.*	2,000	3,420
Thomas & Betts Corp.*	20,100	604,608
Ultralife Corp.*	200	1,212
Valence Technology, Inc.*	4,600	8,280
Vicor Corp.*	2,900	22,388
Woodward Governor Co.	3,100	75,206

		5,493,428

Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	11,207	380,029
Otter Tail Corp.^	8,900	212,977
Seaboard Corp.	87	113,102
Standex International Corp.	2,900	57,507
Textron, Inc.	19,400	368,212
Tredegar Corp.	7,400	107,300
United Capital Corp.*	704	16,277

		1,255,404

Machinery (3.8%)
3D Systems Corp.*^	1,700	15,691
Actuant Corp., Class A	9,382	150,675
AGCO Corp.*	163,301	4,512,007
Alamo Group, Inc.	1,400	22,120
Albany International Corp., Class A	6,800	131,920
Altra Holdings, Inc.*	5,800	64,902
American Railcar Industries, Inc.	2,300	24,403
Ampco-Pittsburgh Corp.	1,200	31,908
Astec Industries, Inc.*^	4,500	114,615
Barnes Group, Inc.^	14,100	240,969
Blount International, Inc.*^	6,500	61,555
Briggs & Stratton Corp.^	12,500	242,625
Bucyrus International, Inc.^	14,600	520,052
Cascade Corp.	2,200	58,828
Chart Industries, Inc.*	1,100	23,749
CIRCOR International, Inc.	4,200	118,692
CLARCOR, Inc.	8,000	250,880
Colfax Corp.*	4,200	44,646
Columbus McKinnon Corp.*	4,800	72,720
Crane Co.	6,000	154,860
Dover Corp.	10,520	407,755
Eastern Co.	1,500	23,850
EnPro Industries, Inc.*^	5,000	114,300
Federal Signal Corp.	13,800	99,222
Flow International Corp.*	1,300	3,367
FreightCar America, Inc.	3,200	77,760
Gardner Denver, Inc.*	13,100	456,928
Gorman-Rupp Co.^	1,300	32,383
Graco, Inc.	8,200	228,534
Graham Corp.	900	13,995
Greenbrier Cos., Inc.	4,600	53,866
Harsco Corp.	5,400	191,214
Hurco Cos., Inc.*^	1,500	25,620
IDEX Corp.	8,300	231,985
John Bean Technologies Corp.	6,900	125,373

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Kadant, Inc.*	3,500	$42,455
Kaydon Corp.	8,300	269,086
Kennametal, Inc.	41,200	1,013,932
K-Tron International, Inc.*	100	9,521
L.B. Foster Co., Class A*	2,700	82,566
L.S. Starrett Co., Class A	300	3,120
Lincoln Electric Holdings, Inc.	10,500	498,225
Lindsay Corp.	200	7,876
Manitowoc Co., Inc.^	32,600	308,722
Met-Pro Corp.	800	7,752
MFRI, Inc.*	200	1,480
Miller Industries, Inc.*	2,500	27,500
Mueller Industries, Inc.	12,020	286,917
Mueller Water Products, Inc., Class A	37,600	206,048
NACCO Industries, Inc., Class A	1,300	78,091
Navistar International Corp.*	9,400	351,748
Nordson Corp.	5,600	314,104
Oshkosh Corp.	25,068	775,353
Pentair, Inc.	42,328	1,249,523
Portec Rail Products, Inc.	800	7,592
RBC Bearings, Inc.*	300	6,999
Robbins & Myers, Inc.	6,100	143,228
Sauer-Danfoss, Inc.	2,500	19,175
Snap-On, Inc.	10,500	364,980
SPX Corp.	12,100	741,367
Stanley Works	19,504	832,626
Sun Hydraulics Corp.^	1,800	37,908
Tata Motors Ltd. (ADR)	110,427	1,431,134
Tecumseh Products Co., Class A*	4,600	52,118
Terex Corp.*	26,400	547,272
Timken Co.	24,000	562,320
Titan International, Inc.	8,800	78,320
Trimas Corp.*	1,600	8,160
Trinity Industries, Inc.^	19,871	341,582
Twin Disc, Inc.	2,600	32,422
Watts Water Technologies, Inc., Class A	7,400	223,850

		19,909,041

Marine (0.2%)
Alexander & Baldwin, Inc.^	10,400	333,736
American Commercial Lines, Inc.*	2,300	66,976
Eagle Bulk Shipping, Inc.	16,300	83,619
Genco Shipping & Trading Ltd.^	7,450	154,811
Horizon Lines, Inc., Class A	7,500	47,625
International Shipholding Corp.	3,380	104,138
Kirby Corp.*	10,700	393,974
TBS International Ltd., Class A*	3,300	28,710
Ultrapetrol Bahamas Ltd.*	6,219	30,597

		1,244,186

Professional Services (0.3%)
Barrett Business Services, Inc.	1,900	20,102
CDI Corp.	2,900	40,745
COMSYS IT Partners, Inc.*	3,600	23,040
CRA International, Inc.*	400	10,916
Diamond Management & Technology Consultants, Inc.	400	2,740
Equifax, Inc.	6,865	200,046
First Advantage Corp., Class A*	2,900	53,795
Franklin Covey Co.*^	500	2,925
GP Strategies Corp.*	1,500	11,235
Heidrick & Struggles International, Inc.	4,100	95,366
Hill International, Inc.*	700	4,970
Kelly Services, Inc., Class A	5,900	72,570
Kforce, Inc.*	7,500	90,150
Korn/Ferry International*^	10,500	153,195
Monster Worldwide, Inc.*	13,100	228,988
MPS Group, Inc.*	23,500	247,220
National Technical Systems, Inc.	300	1,596
On Assignment, Inc.*	8,900	52,065
School Specialty, Inc.*^	3,000	71,160
Spherion Corp.*	13,000	80,730
TrueBlue, Inc.*	10,900	153,363
Volt Information Sciences, Inc.*^	3,200	39,104
VSE Corp.	600	23,406
Watson Wyatt Worldwide, Inc., Class A	1,900	82,764

		1,762,191

Road & Rail (1.0%)
Amerco, Inc.*	2,200	100,892
Arkansas Best Corp.^	6,369	190,688
Avis Budget Group, Inc.*^	10,648	142,257
Canadian Pacific Railway Ltd.	33,355	1,559,346
Celadon Group, Inc.*	1,000	11,310
Con-way, Inc.	12,440	476,701
Dollar Thrifty Automotive Group, Inc.*^	5,300	130,327
Heartland Express, Inc.	4,700	67,680
Hertz Global Holdings, Inc.*	46,010	498,288
J.B. Hunt Transport Services, Inc.	10,100	324,513
Kansas City Southern*^	12,500	331,125
Knight Transportation, Inc.^	3,000	50,340
Old Dominion Freight Line, Inc.*^	5,800	176,494
Patriot Transportation Holding, Inc.*	100	7,550
Ryder System, Inc.	19,600	765,576
Saia, Inc.*	3,200	51,456
Universal Truckload Services, Inc.	1,500	24,765
USA Truck, Inc.*	600	7,620
Werner Enterprises, Inc.	10,600	197,478
YRC Worldwide, Inc.*^	13,400	59,630

		5,174,036

Trading Companies & Distributors (0.3%)
Aceto Corp.	6,200	40,920
Aircastle Ltd.	27,436	265,306
Applied Industrial Technologies, Inc.	10,600	224,296
Beacon Roofing Supply, Inc.*	3,700	59,126
BlueLinx Holdings, Inc.*	2,900	11,629
DXP Enterprises, Inc.*	1,900	21,185
GATX Corp.^	6,700	187,265
H&E Equipment Services, Inc.*	12,500	141,625
Houston Wire & Cable Co.	2,500	27,625
Interline Brands, Inc.*	8,460	142,551
Kaman Corp.	900	19,782
Lawson Products, Inc.	900	15,669
Rush Enterprises, Inc., Class A*^	6,200	80,104
TAL International Group, Inc.^	3,600	51,192
Textainer Group Holdings Ltd.	3,460	55,394
Titan Machinery, Inc.*^	300	3,756
United Rentals, Inc.*	15,700	161,710
Watsco, Inc.^	500	26,955
WESCO International, Inc.*^	5,490	158,112
Willis Lease Finance Corp.*	2,798	38,249

		1,732,451

Transportation Infrastructure (0.0%)
CAI International, Inc.*	2,400	17,688

Total Industrials		54,054,262

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (7.4%)
Communications Equipment (1.2%)
3Com Corp.*	40,950	$214,169
ADC Telecommunications, Inc.*^	19,426	162,013
ADTRAN, Inc.^	3,100	76,105
Airvana, Inc.*	2,600	17,602
Anaren, Inc.*	400	6,800
Arris Group, Inc.*	17,217	223,993
Avocent Corp.*	17,700	358,779
Bel Fuse, Inc., Class B	2,800	53,284
Black Box Corp.	10,683	268,036
Brocade Communications Systems, Inc.*	79,936	628,297
Ciena Corp.*^	20,200	328,856
Cogo Group, Inc.*	6,300	38,556
CommScope, Inc.*	23,100	691,383
Communications Systems, Inc.	1,500	17,520
Digi International, Inc.*	4,000	34,080
EchoStar Corp., Class A*	9,800	180,908
Emcore Corp.*	18,800	24,440
EMS Technologies, Inc.*	643	13,387
Emulex Corp.*	1,600	16,464
Extreme Networks, Inc.*	24,800	69,440
Globecomm Systems, Inc.*	5,200	37,804
Harmonic, Inc.*	5,600	37,408
Harris Stratex Networks, Inc., Class A*	14,500	101,500
JDS Uniphase Corp.*	62,820	446,650
KVH Industries, Inc.*	200	1,998
NETGEAR, Inc.*	6,400	117,440
Network Equipment Technologies, Inc.*^	3,600	26,028
Oplink Communications, Inc.*	1,400	20,328
Opnext, Inc.*	7,000	20,510
Palm, Inc.*^	4,000	69,720
PC-Tel, Inc.*	4,100	25,625
Plantronics, Inc.	1,500	40,215
Polycom, Inc.*^	12,700	339,725
Powerwave Technologies, Inc.*^	32,200	51,520
SeaChange International, Inc.*	3,800	28,500
Sonus Networks, Inc.*	51,600	109,392
Sycamore Networks, Inc.*^	48,100	145,262
Symmetricom, Inc.*	11,800	61,124
Tekelec*	20,386	334,942
Tellabs, Inc.*	104,400	722,448
UTStarcom, Inc.*^	30,700	64,163

		6,226,414

Computers & Peripherals (0.3%)
ActivIdentity Corp.*	7,700	21,329
Adaptec, Inc.*	31,500	105,210
Avid Technology, Inc.*^	5,600	78,904
Cray, Inc.*^	3,800	31,654
Diebold, Inc.	2,100	69,153
Electronics for Imaging, Inc.*	12,300	138,621
Imation Corp.^	7,100	65,817
Interphase Corp.*	1,200	5,700
Intevac, Inc.*^	5,600	75,264
Lexmark International, Inc., Class A*	27,954	602,129
NetApp, Inc.*	13,660	364,449
QLogic Corp.*^	10,300	177,160
Rimage Corp.*	2,500	42,725
Silicon Graphics International Corp.*^	6,700	44,957
Super Micro Computer, Inc.*	2,100	17,766

		1,840,838

Electronic Equipment, Instruments & Components (2.6%)
Agilysys, Inc.^	3,800	25,042
Anixter International, Inc.*^	6,300	252,693
Arrow Electronics, Inc.*	61,130	1,720,809
Avnet, Inc.*	24,800	644,056
AVX Corp.	9,600	114,528
Benchmark Electronics, Inc.*	14,500	261,000
Checkpoint Systems, Inc.*	7,424	122,051
China Security & Surveillance Technology, Inc.*	1,600	11,424
Cognex Corp.	8,100	132,678
Coherent, Inc.*^	5,400	125,928
CPI International, Inc.*	1,258	14,077
CTS Corp.	8,600	79,980
Daktronics, Inc.	1,100	9,427
DDi Corp.*	3,000	12,750
Echelon Corp.*^	2,300	29,601
Electro Rent Corp.	4,900	56,448
Electro Scientific Industries, Inc.*	7,200	96,408
FARO Technologies, Inc.*	400	6,872
Flextronics International Ltd.*	94,280	703,329
ICx Technologies, Inc.*^	2,300	13,616
Ingram Micro, Inc., Class A*	178,093	3,000,867
Insight Enterprises, Inc.*	10,000	122,100
Itron, Inc.*^	700	44,898
Jabil Circuit, Inc.	23,600	316,476
Kingboard Laminates Holdings Ltd.	956,300	615,730
L-1 Identity Solutions, Inc.*^	4,100	28,659
Littelfuse, Inc.*	5,417	142,142
Measurement Specialties, Inc.*	4,307	43,974
Mercury Computer Systems, Inc.*	5,400	53,244
Methode Electronics, Inc.	8,900	77,163
Molex, Inc.	29,800	622,224
MTS Systems Corp.	3,700	108,077
Newport Corp.*^	9,400	82,344
OSI Systems, Inc.*	700	12,803
PAR Technology Corp.*	700	4,466
Park Electrochemical Corp.	1,900	46,835
PC Connection, Inc.*	1,800	9,792
PC Mall, Inc.*	1,900	13,034
Plexus Corp.*	6,611	174,134
Rofin-Sinar Technologies, Inc.*	4,000	91,840
Rogers Corp.*	3,000	89,910
Scansource, Inc.*^	6,300	178,416
SMART Modular Technologies (WWH), Inc.*	9,200	43,792
Spectrum Control, Inc.*	3,100	26,319
SYNNEX Corp.*^	8,230	250,850
Tech Data Corp.*	66,202	2,754,665
Technitrol, Inc.	10,303	94,891
TESSCO Technologies, Inc.	1,327	23,090
TTM Technologies, Inc.*	10,800	123,876
Vicon Industries, Inc.*	500	2,925
Vishay Intertechnology, Inc.*	36,757	290,380
X-Rite, Inc.*^	6,500	13,065
Zygo Corp.*	3,500	23,730

		13,959,428

Internet Software & Services (0.3%)
Digital River, Inc.*	1,900	76,608
DivX, Inc.*	3,000	16,380
EarthLink, Inc.	47,100	396,111
IAC/InterActiveCorp*^	13,100	264,489
InfoSpace, Inc.*	3,600	27,864
Internap Network Services Corp.*	12,700	40,767
Internet Brands, Inc., Class A*^	2,700	21,546

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Internet Capital Group, Inc.*	4,300	$35,948
Ipass, Inc.*	12,600	17,388
j2 Global Communications, Inc.*	900	20,709
Keynote Systems, Inc.*	1,600	15,088
LogMeIn, Inc.*	300	5,493
Marchex, Inc., Class B	2,200	10,802
ModusLink Global Solutions, Inc.*	10,800	87,372
Omniture, Inc.*^	1,000	21,440
Open Text Corp.*	159	5,936
Openwave Systems, Inc.*	14,700	38,220
Perficient, Inc.*^	5,600	46,312
RealNetworks, Inc.*	10,100	37,572
support.com, Inc.*	8,900	21,360
TechTarget, Inc.*^	2,900	16,530
United Online, Inc.	45,056	362,250
Web.com Group, Inc.*	6,600	46,794

		1,632,979

IT Services (0.7%)
Acxiom Corp.*	3,100	29,326
Broadridge Financial Solutions, Inc.	13,300	267,330
CACI International, Inc., Class A*	8,820	416,922
China Information Security Technology, Inc.*	900	4,986
CIBER, Inc.*	39,236	156,944
Computer Task Group, Inc.*	2,500	20,275
Convergys Corp.*	43,196	429,368
CSG Systems International, Inc.*	6,800	108,868
DST Systems, Inc.*	1,200	53,760
Euronet Worldwide, Inc.*	1,500	36,045
Global Cash Access Holdings, Inc.*^	900	6,579
Hackett Group, Inc.*	4,800	13,920
infoGROUP, Inc.*	7,400	51,874
Information Services Group, Inc.*	5,900	23,541
Integral Systems, Inc.*	3,200	22,080
ManTech International Corp., Class A*	1,100	51,876
MAXIMUS, Inc.	400	18,640
MoneyGram International, Inc.*^	3,000	9,420
Ness Technologies, Inc.*	9,500	74,955
Online Resources Corp.*	2,200	13,574
Perot Systems Corp., Class A*	17,400	516,780
SAIC, Inc.*	13,565	237,930
SRA International, Inc., Class A*	7,500	161,925
StarTek, Inc.*	2,500	21,700
TechTeam Global, Inc.*	1,200	10,200
Tier Technologies, Inc., Class B*	2,100	17,808
Total System Services, Inc.	11,300	182,043
Unisys Corp.*	87,464	233,529
Virtusa Corp.*	900	8,541
Western Union Co.	16,900	319,748

		3,520,487

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*^	1,400	36,302

Semiconductors & Semiconductor Equipment (1.6%)
Actel Corp.*	4,500	54,765
Advanced Energy Industries, Inc.*	1,800	25,632
Advanced Micro Devices, Inc.*	66,088	374,058
ANADIGICS, Inc.*	3,100	14,601
Atmel Corp.*^	111,300	466,347
ATMI, Inc.*	5,500	99,825
Brooks Automation, Inc.*^	16,800	129,864
Cabot Microelectronics Corp.*^	5,200	181,272
CEVA, Inc.*	700	7,525
Cirrus Logic, Inc.*	5,360	29,802
Cohu, Inc.	5,800	78,648
Cymer, Inc.*^	7,400	287,564
Cypress Semiconductor Corp.*^	6,200	64,046
DSP Group, Inc.*	6,100	49,654
Entegris, Inc.*	29,600	146,520
Exar Corp.*	8,600	63,210
Fairchild Semiconductor International, Inc.*^	31,277	319,964
FEI Co.*	743	18,315
FormFactor, Inc.*	700	16,744
GSI Technology, Inc.*	4,600	18,354
Integrated Device Technology, Inc.*	32,500	219,700
International Rectifier Corp.*	10,005	194,997
Intersil Corp., Class A	15,400	235,774
IXYS Corp.	1,100	9,361
Lattice Semiconductor Corp.*	26,400	59,400
Linear Technology Corp.^	15,900	439,317
LSI Corp.*	160,300	880,047
MEMSIC, Inc.*	3,600	13,500
Micrel, Inc.	6,700	54,605
Microtune, Inc.*^	5,100	9,282
MKS Instruments, Inc.*	12,312	237,499
Novellus Systems, Inc.*	9,684	203,170
OmniVision Technologies, Inc.*	12,900	210,012
Pericom Semiconductor Corp.*	6,300	61,803
Photronics, Inc.*	17,600	83,424
Pixelworks, Inc.*	530	1,791
PMC-Sierra, Inc.*	55,100	526,756
RF Micro Devices, Inc.*	5,000	27,150
Rudolph Technologies, Inc.*	4,700	34,780
Semitool, Inc.*	4,700	39,715
Sigma Designs, Inc.*^	1,800	26,154
Silicon Image, Inc.*	18,700	45,441
Silicon Storage Technology, Inc.*	22,100	53,482
Skyworks Solutions, Inc.*^	19,500	258,180
Standard Microsystems Corp.*	4,100	95,161
Techwell, Inc.*	300	3,294
Teradyne, Inc.*^	53,520	495,060
Trident Microsystems, Inc.*^	14,100	36,519
TriQuint Semiconductor, Inc.*	16,000	123,520
Varian Semiconductor Equipment Associates, Inc.*	33,390	1,096,528
Veeco Instruments, Inc.*	3,500	81,620
Virage Logic Corp.*	3,700	19,277
Zoran Corp.*	3,200	36,864

		8,359,893

Software (0.7%)
American Software, Inc., Class A	400	2,612
Callidus Software, Inc.*	3,000	9,030
Compuware Corp.*	59,828	438,539
Deltek, Inc.*	580	4,460
Double-Take Software, Inc.*	400	4,076
Dynamics Research Corp.*	2,200	28,644
Epicor Software Corp.*	11,800	75,166
ePlus, Inc.*	900	13,995
Fair Isaac Corp.^	12,500	268,625
i2 Technologies, Inc.*^	700	11,228
JDA Software Group, Inc.*	3,300	72,402
Lawson Software, Inc.*^	20,400	127,296
McAfee, Inc.*	13,460	589,413
Mentor Graphics Corp.*	21,408	199,309
Monotype Imaging Holdings, Inc.*	5,400	45,414
MSC.Software Corp.*	11,900	100,079
NetScout Systems, Inc.*	1,300	17,563
Novell, Inc.*	47,500	214,225

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Nuance Communications, Inc.*	4,900	$73,304
OpenTV Corp., Class A*^	12,900	17,802
Pervasive Software, Inc.*	3,800	18,810
Quest Software, Inc.*	13,300	224,105
Rovi Corp.*	7,800	262,080
SonicWALL, Inc.*	12,500	105,000
Symyx Technologies, Inc.*	1,700	11,254
Synchronoss Technologies, Inc.*	600	7,482
Synopsys, Inc.*	15,963	357,891
Take-Two Interactive Software, Inc.*^	17,500	196,175
THQ, Inc.*	4,305	29,446
TIBCO Software, Inc.*	28,100	266,669
VASCO Data Security International, Inc.*	1,500	11,130

		3,803,224

Total Information Technology		39,379,565

Materials (12.1%)
Chemicals (2.6%)
A. Schulman, Inc.	5,806	115,714
Agrium, Inc. (When Issued)	10,020	498,896
Airgas, Inc.	20,100	972,237
Albemarle Corp.	21,400	740,440
American Vanguard Corp.	4,300	35,733
Ampal American Israel, Class A*	7,300	14,819
Arch Chemicals, Inc.^	5,272	158,107
Ashland, Inc.	16,977	733,746
Cabot Corp.	16,100	372,071
Cytec Industries, Inc.	23,373	758,921
Eastman Chemical Co.	17,953	961,204
Ferro Corp.^	11,200	99,680
FMC Corp.	14,640	823,500
GenTek, Inc.*	1,900	72,276
H.B. Fuller Co.	12,100	252,890
Hawkins, Inc.^	100	2,336
Huntsman Corp.	40,600	369,866
ICO, Inc.*	6,300	29,421
Innophos Holdings, Inc.	5,700	105,450
Innospec, Inc.	7,900	116,525
International Flavors & Fragrances, Inc.	1,100	41,723
Intrepid Potash, Inc.*^	700	16,513
Koppers Holdings, Inc.	1,865	55,297
Lubrizol Corp.	2,188	156,354
Minerals Technologies, Inc.	4,700	223,532
Mosaic Co.	28,702	1,379,705
Nalco Holding Co.	15,500	317,595
NewMarket Corp.	1,100	102,344
NL Industries, Inc.^	1,000	6,700
Olin Corp.	17,700	308,688
OM Group, Inc.*	13,521	410,903
PolyOne Corp.*	19,000	126,730
Quaker Chemical Corp.	2,800	61,404
Rockwood Holdings, Inc.*	12,300	253,011
RPM International, Inc.	15,170	280,493
Scotts Miracle-Gro Co., Class A	1,930	82,894
Sensient Technologies Corp.	12,232	339,683
ShengdaTech, Inc.*	7,000	44,520
Solutia, Inc.*	29,300	339,294
Spartech Corp.^	9,054	97,512
Stepan Co.	200	12,016
Terra Industries, Inc.	27,440	951,345
Valhi, Inc.^	1,300	15,756
Valspar Corp.	24,900	684,999
W.R. Grace & Co.*^	12,700	276,098
Westlake Chemical Corp.	5,100	131,070
Zoltek Cos., Inc.*	6,900	72,450

		14,022,461

Construction Materials (0.2%)
Headwaters, Inc.*	11,600	44,892
Martin Marietta Materials, Inc.^	6,800	626,076
Texas Industries, Inc.	5,900	247,741
U.S. Concrete, Inc.*^	7,700	13,321
United States Lime & Minerals, Inc.*^	200	7,184

		939,214

Containers & Packaging (1.3%)
AEP Industries, Inc.*	400	15,960
AptarGroup, Inc.	16,745	625,593
Ball Corp.	8,100	398,520
Bemis Co., Inc.	26,659	690,735
Boise, Inc.*^	3,800	20,064
Bway Holding Co.*	2,800	51,828
Graphic Packaging Holding Co.*	27,900	64,449
Greif, Inc., Class A	17,420	958,971
Myers Industries, Inc.^	7,900	85,083
Owens-Illinois, Inc.*	20,820	768,258
Packaging Corp. of America	22,796	465,039
Pactiv Corp.*	6,006	156,456
Rexam plc	114,779	478,763
Rock-Tenn Co., Class A	2,400	113,064
Sealed Air Corp.	39,164	768,789
Silgan Holdings, Inc.	3,300	174,009
Sonoco Products Co.	24,621	678,062
Temple-Inland, Inc.^	26,800	440,056

		6,953,699

Metals & Mining (7.3%)
A.M. Castle & Co.	4,510	44,829
AK Steel Holding Corp.	27,100	534,683
Alcoa, Inc.	164,667	2,160,431
Allied Nevada Gold Corp.*^	2,000	19,580
AMCOL International Corp.^	4,700	107,583
Banro Corp.*	955,431	2,541,447
Brush Engineered Materials, Inc.*^	5,300	129,638
Carpenter Technology Corp.	11,001	257,313
Century Aluminum Co.*^	11,400	106,590
China Precision Steel, Inc.*	6,400	17,408
Cliffs Natural Resources, Inc	17,520	566,947
Coeur d’Alene Mines Corp.*^	18,540	380,070
Commercial Metals Co.	27,812	497,835
Compass Minerals International, Inc.^	3,800	234,156
Friedman Industries, Inc.	1,900	11,400
General Moly, Inc.*^	15,900	50,085
General Steel Holdings, Inc.*	2,100	8,169
Geovic Mining Corp.*	612,517	355,872
Gold Fields Ltd. (ADR)	474,532	6,539,051
Haynes International, Inc.*	3,000	95,460
Hecla Mining Co.*	55,900	245,401
Horsehead Holding Corp.*	9,200	107,824
IAMGOLD Corp.	91,789	1,297,897
Ivanhoe Mines Ltd.*	154,947	1,981,772
Kaiser Aluminum Corp.	4,030	146,531
Kinross Gold Corp.	338,449	7,344,343
Lihir Gold Ltd. (ADR)*	317,946	7,964,547
Novagold Resources, Inc.*	362,648	1,856,758
Olympic Steel, Inc.	2,300	65,987
Paramount Gold and Silver Corp.*^	2,600	3,562
Reliance Steel & Aluminum Co.	15,516	660,361
Royal Gold, Inc.	6,463	294,713
RTI International Metals, Inc.*	7,376	183,736

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Schnitzer Steel Industries, Inc., Class A	1,100	$58,575
Silver Standard Resources, Inc.*	41,824	893,361
Steel Dynamics, Inc.	53,190	815,935
Stillwater Mining Co.*	8,800	59,136
Sutor Technology Group Ltd.*	2,500	7,900
Titanium Metals Corp.^	21,265	203,931
Universal Stainless & Alloy Products, Inc.*	1,900	34,675
US Gold Corp.*	20,000	57,800
Worthington Industries, Inc.	1,300	18,070

		38,961,362

Paper & Forest Products (0.7%)
Buckeye Technologies, Inc.*	15,500	166,315
Clearwater Paper Corp.*	2,600	107,458
Deltic Timber Corp.	600	27,462
Domtar Corp.*^	60,699	2,137,818
Glatfelter	11,500	132,020
KapStone Paper and Packaging Corp.*	8,620	70,167
Louisiana-Pacific Corp.*^	26,600	177,422
Neenah Paper, Inc.^	3,900	45,903
Schweitzer-Mauduit International, Inc.	8,980	488,153
Wausau Paper Corp.	6,800	68,000

		3,420,718

Total Materials		64,297,454

Telecommunication Services (2.9%)
Diversified Telecommunication Services (1.9%)
Atlantic Tele-Network, Inc.	2,200	117,524
CenturyTel, Inc.	87,299	2,933,246
Cincinnati Bell, Inc.*^	44,000	154,000
Consolidated Communications Holdings, Inc.	2,800	44,828
D&E Communications, Inc.^	3,600	41,364
FairPoint Communications, Inc.^	10,700	4,387
Frontier Communications Corp.	44,100	332,514
General Communication, Inc., Class A*^	4,500	30,870
Global Crossing Ltd.*	1,000	14,300
HickoryTech Corp.^	3,425	29,284
iBasis, Inc.*	5,000	10,600
Iowa Telecommunications Services, Inc.^	7,300	91,980
KT Corp. (ADR)	63,804	1,108,914
Level 3 Communications, Inc.*^	401,300	557,807
Premiere Global Services, Inc.*	6,500	54,015
SureWest Communications*^	3,600	44,712
TELUS Corp. (Non-Voting), Class A	143,120	4,449,601

		10,019,946

Wireless Telecommunication Services (1.0%)
Clearwire Corp., Class A*^	16,100	130,893
iPCS, Inc.*	367	6,386
Leap Wireless International, Inc.*	3,439	67,232
SK Telecom Co., Ltd. (ADR)	131,900	2,301,655
Syniverse Holdings, Inc.*	2,900	50,750
Telephone & Data Systems, Inc.	22,495	697,570
Tim Participacoes S.A. (Preference) (ADR)	77,409	1,904,261
USA Mobility, Inc.	1,144	14,735
Virgin Mobile USA, Inc., Class A*^	11,400	57,000

		5,230,482

Total Telecommunication Services		15,250,428

Utilities (7.8%)
Electric Utilities (2.9%)
Allegheny Energy, Inc.	20,400	541,008
Allete, Inc.^	7,500	251,775
Centrais Eletricas Brasileiras S.A. (Preference) (ADR), Class B	125,095	1,736,319
Central Vermont Public Service Corp.	3,100	59,830
Cleco Corp.^	15,300	383,724
DPL, Inc.	24,943	651,012
El Paso Electric Co.*	11,300	199,671
Empire District Electric Co.	8,500	153,765
Great Plains Energy, Inc.^	33,297	597,681
Hawaiian Electric Industries, Inc.^	22,500	407,700
IDACORP, Inc.	11,642	335,173
Korea Electric Power Corp. (ADR)*	244,026	3,718,956
MGE Energy, Inc.	5,818	212,241
Northeast Utilities	83,024	1,970,990
NV Energy, Inc.	101,440	1,175,690
Pepco Holdings, Inc.	54,648	813,162
Pinnacle West Capital Corp.	26,096	856,471
PNM Resources, Inc.	21,800	254,624
Portland General Electric Co.	18,900	372,708
UIL Holdings Corp.^	7,500	197,925
UniSource Energy Corp.	8,866	272,629
Unitil Corp.^	2,600	58,370
Westar Energy, Inc.	26,900	524,819

		15,746,243

Gas Utilities (1.5%)
AGL Resources, Inc.	19,000	670,130
Atmos Energy Corp.	22,700	639,686
Chesapeake Utilities Corp.	1,700	52,683
Energen Corp.	17,700	762,870
Energy, Inc.	1,045	8,882
Laclede Group, Inc.	5,500	176,880
National Fuel Gas Co.^	17,512	802,225
New Jersey Resources Corp.	8,700	315,897
Nicor, Inc.	11,400	417,126
Northwest Natural Gas Co.	6,500	270,790
ONEOK, Inc.	32,960	1,206,995
Piedmont Natural Gas Co., Inc.	16,919	405,041
South Jersey Industries, Inc.	6,589	232,592
Southwest Gas Corp.	11,400	291,612
UGI Corp.	46,820	1,173,309
WGL Holdings, Inc.	12,321	408,318

		7,835,036

Independent Power Producers & Energy Traders (0.3%)
Dynegy, Inc., Class A*	124,600	317,730
Mirant Corp.*	35,600	584,908
RRI Energy, Inc.*	86,700	619,038
U.S. Geothermal, Inc.*	3,400	5,304

		1,526,980

Multi-Utilities (2.8%)
Alliant Energy Corp.	27,336	761,308
Ameren Corp.	219,447	5,547,620
Avista Corp.^	13,400	270,948
Black Hills Corp.^	9,900	249,183
CenterPoint Energy, Inc.	36,900	458,667
CH Energy Group, Inc.	4,100	181,671
CMS Energy Corp.^	82,756	1,108,930
Florida Public Utilities Co.	1,500	18,225
Integrys Energy Group, Inc.	14,700	527,583
MDU Resources Group, Inc.	45,473	948,112
NorthWestern Corp.^	11,842	289,300
NSTAR	26,553	844,917
OGE Energy Corp.	23,700	783,996

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
SCANA Corp.	30,100	1,050,490
TECO Energy, Inc.	52,529	739,608
Vectren Corp.	20,011	461,054
Wisconsin Energy Corp.	13,260	598,954

		14,840,566

Water Utilities (0.3%)
American States Water Co.^	4,700	170,046
American Water Works Co., Inc.	13,700	273,178
Aqua America, Inc.^	33,439	589,864
Artesian Resources Corp., Class A^	1,600	26,912
California Water Service Group	4,558	177,488
Connecticut Water Service, Inc.	2,000	44,780
Consolidated Water Co., Inc.	2,400	39,192
Middlesex Water Co.	3,200	48,256
Pennichuck Corp.^	900	19,584
SJW Corp.^	3,400	77,690
Southwest Water Co.^	6,800	33,456
York Water Co.^	1,800	24,948

		1,525,394

Total Utilities		41,474,219

Total Common Stocks (90.0%) (Cost $380,028,590)		478,852,253

CONVERTIBLE PREFERRED STOCK:
Industrials (0.6%)
Road & Rail (0.6%)
Kansas City Southern
5.125%(b)	3,519	3,378,240

Total Convertible Preferred Stocks (0.6%) (Cost $2,545,432)		3,378,240

INVESTMENT COMPANY:
Investment Company (0.0%)
Kayne Anderson Energy Development Co. (Cost $32,126)	2,632	34,821

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (6.7%)
Consumer Staples (0.3%)
Food Products (0.3%)
Smithfield Foods, Inc.
4.000%, 6/30/13	$1,994,000	1,839,465

Total Consumer Staples		1,839,465

Energy (1.7%)
Oil, Gas & Consumable Fuels (1.7%)
Delta Petroleum Corp.
3.750%, 5/1/37	4,773,000	3,162,113
Goodrich Petroleum Corp.
3.250%, 12/1/26	2,053,000	1,906,724
USEC, Inc.
3.000%, 10/1/14	5,088,000	3,523,440

Total Energy		8,592,277

Health Care (0.9%)
Biotechnology (0.3%)
Cubist Pharmaceuticals, Inc.
2.250%, 6/15/13	1,862,000	1,754,935

Health Care Providers & Services (0.5%)
Omnicare, Inc.
3.250%, 12/15/35	3,303,000	2,535,053

Pharmaceuticals (0.1%)
Sepracor, Inc.
(Zero Coupon), 12/15/10	489,000	482,887

Total Health Care		4,772,875

Industrials (2.4%)
Airlines (0.9%)
JetBlue Airways Corp.
3.750%, 3/15/35	3,643,000	3,602,016
Series B
6.750%, 10/15/39	938,000	1,371,825

		4,973,841

Building Products (0.3%)
Griffon Corp.
4.000%, 7/18/23	1,581,000	1,561,237

Commercial Services & Supplies (0.7%)
Allied Waste Industries, Inc.
4.250%, 4/15/34	3,593,000	3,570,544

Machinery (0.5%)
Trinity Industries, Inc.
3.875%, 6/1/36	3,370,000	2,485,375

Total Industrials		12,590,997

Information Technology (0.8%)
Communications Equipment (0.7%)
Alcatel-Lucent USA, Inc.
Series A
2.875%, 6/15/23	3,715,000	3,654,631

Semiconductors & Semiconductor Equipment (0.1%)
Qimonda Finance LLC
6.750%, 3/22/13(b)(h)	4,500,000	495,000

Total Information Technology		4,149,631

Telecommunication Services (0.6%)
Wireless Telecommunication Services (0.6%)
NII Holdings, Inc.
3.125%, 6/15/12	3,403,000	2,973,371

Total Telecommunication Services		2,973,371

Total Convertible Bonds		34,918,616

Total Long-Term Debt Securities (6.7%) (Cost $29,466,300)		34,918,616

SHORT-TERM INVESTMENTS:
Government Securities (0.1%)
U.S. Treasury Bills
0.06%, 12/10/09 #(p)	$396,000	395,950

Short-Term Investments of Cash Collateral for Securities Loaned (4.9%)
BBVA Senior Finance S.A.
0.35%, 3/12/10 (l)	2,540,000	2,539,274

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank Securities, Inc., Repurchase Agreement
0.08%, 10/1/09 (r)(u)	$14,284,114	$14,284,114
General Electric Capital Corp.
0.40%, 3/12/10 (l)	460,000	455,132
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)(l)(s)	2,889,981	484,072
Monumental Global Funding II
0.43%, 5/26/10 (l)	5,430,000	5,226,375
Pricoa Global Funding I
0.40%, 6/25/10 (l)	3,469,741	3,266,587

Total Short-Term Investments of Cash Collateral for Securities Loaned		26,255,554

Time Deposit (3.1%)
JPMorgan Chase Nassau
0.000%, 10/1/09	16,708,189	16,708,189

Total Short-Term Investments (8.1%) (Cost/Amortized Cost $46,177,925)		43,359,693

Total Investments (105.4%) (Cost/Amortized Cost $458,250,373)		560,543,623
Other Assets Less Liabilities (-5.4%)		(28,723,103)

Net Assets (100%)		$531,820,520

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $1,138,671 or 0.2% of net assets) at fair value.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(b)	Illiquid Security.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2009.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

(s)	Issuer in bankruptcy.

(u)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.000% – 7.000%, maturing 4/1/18 to 11/1/38; Federal National Mortgage Association, 0.000% – 8.000%, maturing 10/1/18 to 7/1/39.

Glossary:

ADR — American Depositary Receipt

At September 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2009	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	26	December-09	$1,536,263	$1,567,800	$31,537
S&P Mid 400 E-Mini Index	41	December-09	2,737,679	2,825,720	88,041

					$119,578

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$48,451,260	$418,433	$—	$48,869,693
Consumer Staples	28,425,038	508,429	—	28,933,467
Energy	47,686,226	298,738	1,138,596	49,123,560
Financials	109,265,334	—	75	109,265,409
Health Care	28,204,196	—	—	28,204,196
Industrials	54,054,262	—	—	54,054,262
Information Technology	38,763,835	615,730	—	39,379,565
Materials	63,818,691	478,763	—	64,297,454

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Telecommunication Services	$15,250,428	$—	$—	$15,250,428
Utilities	41,474,219	—	—	41,474,219
Convertible Bonds
Consumer Staples	—	1,839,465	—	1,839,465
Energy	—	8,592,277	—	8,592,277
Health Care	—	4,772,875	—	4,772,875
Industrials	—	12,590,997	—	12,590,997
Information Technology	—	4,149,631	—	4,149,631
Telecommunication Services	—	2,973,371	—	2,973,371
Convertible Preferred Stocks
Industrials	3,378,240	—	—	3,378,240
Futures	119,578	—	—	119,578
Investment Companies
Investment Companies	34,821	—	—	34,821
Short-Term Investments	—	43,359,693	—	43,359,693

Total Asset	$478,926,128	$80,598,402	$1,138,671	$560,663,201

Total Liability	$—	$—	$—	$—

Total	$478,926,128	$80,598,402	$1,138,671	$560,663,201

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities- Energy	Investments in Securities- Financials	Investments in Securities- Health Care
Balance as of 12/31/08	$1,563,767	$—	$3,503,638
Total gains or losses (realized/unrealized) included in earnings	(425,171)	—	—
Purchases, sales, issuances, and settlements (net)	—	—	—
Transfers in and/or out of Level 3	—	75	(3,503,638)

Balance as of 9/30/09	$1,138,596	$75	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/09.	$(425,097)

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$441,063,428
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$673,482,991

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$116,832,414
Aggregate gross unrealized depreciation	(24,780,314)

Net unrealized appreciation	$92,052,100

Federal income tax cost of investments	$468,491,523

At September 30, 2009, the Portfolio had loaned securities with a total value of $27,926,097. This was secured by collateral of $29,073,836 which was received as cash and subsequently invested in short-term investments currently valued at $26,255,554, as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $8,507, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the nine months ended September 30, 2009, the Portfolio incurred approximately $1,063 as brokerage commissions with Sanford C. Bernstein & Co., Inc. and $59 with Williams Capital Group, affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $87,489,302 which expires in the year 2016.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (3.4%)
Asset-Backed Securities (1.1%)
Capital One Multi-Asset Execution Trust, Series 2006-A6 A6
5.300%, 2/18/14	$500,000	$524,986
Series 2007-A7 A7
5.750%, 7/15/20	600,000	654,325
Series 2009-A2 A2
3.200%, 4/15/14	1,500,000	1,530,014
Chase Issuance Trust, Series 2008-A9 A9
4.260%, 5/15/13	500,000	520,258
Series 2009-A3 A3
2.400%, 6/17/13	495,000	500,657
Citibank Credit Card Issuance Trust, Series 2003-A10 A10
4.750%, 12/10/15	150,000	160,297
Series 2007-A8 A8
5.650%, 9/20/19	100,000	110,147
Series 2009-A4 A4
4.900%, 6/23/16	200,000	214,843
CPL Transition Funding LLC, Series 2002-1 A5
6.250%, 1/15/17	75,000	85,438
Daimler Chrysler Auto Trust, Series 2007-A A4
5.280%, 3/8/13	150,000	158,769
Ford Credit Auto Owner Trust, Series 2007-B A4A
5.240%, 7/15/12	100,000	105,432
Series 2008-C A3
1.663%, 6/15/12(l)	2,700,000	2,722,397
Series 2009-C A1
0.796%, 7/15/10§	2,782,381	2,784,420
Franklin Auto Trust, Series 2008-A A2
1.246%, 10/20/11(l)	1,874,801	1,877,568
Nissan Auto Receivables Owner Trust, Series 2007-B A4
5.160%, 3/17/14	150,000	157,859
Pegasus Aviation Lease Securitization, Series 2001-1A A1
0.729%, 5/10/31(b)(l)	3,800,000	760,000
Triton Aviation Finance, Series 1A A1
1.013%, 6/15/25(b)(l)	8,849,567	3,274,340
USAA Auto Owner Trust, Series 2007-2 A4
5.070%, 6/15/13	150,000	157,454

		16,299,204

Non-Agency CMO (2.3%)
Banc of America Commercial Mortgage, Inc., Series 2004-6 A5
4.811%, 12/10/42	1,000,000	973,674
Series 2007-2 A4
5.867%, 4/10/49(l)	500,000	437,960
Series 2007-3 A4
5.837%, 6/10/49(l)	801,000	665,793
Bear Stearns Commercial Mortgage Securities, Inc., Series 2001-TOP2 A2
6.480%, 2/15/35	2,200,000	2,275,648
Series 2003-T12 A4
4.680%, 8/13/39(l)	1,205,000	1,197,970
Series 2004-T16 A6
4.750%, 2/13/46(l)	790,000	803,511
Series 2006-T22 A4
5.629%, 4/12/38(l)	675,000	648,718
Commercial Mortgage Pass Through Certificates, Series 2005-LP5 A4
4.982%, 5/10/43(l)	1,000,000	971,684
Credit Suisse Mortgage Capital Certificates, Series 2006-C4 A3
5.467%, 9/15/39	1,000,000	810,740
CS First Boston Mortgage Securities Corp., Series 2004-C2 A1
3.819%, 5/15/36	474,084	463,798
Series 2004-C4 A6
4.691%, 10/15/39	1,210,000	1,093,695
First Union National Bank Commercial Mortgage Trust, Series 2001-C2 A2
6.663%, 1/12/43	951,987	981,823
GE Capital Commercial Mortgage Corp., Series 2007-C1 A4
5.543%, 12/10/49	1,500,000	1,225,075
Greenwich Capital Commercial Funding Corp., Series 2005-GG3 A4
4.799%, 8/10/42(l)	417,000	403,744
Series 2005-GG5 A2
5.117%, 4/10/37	1,000,000	1,000,335
GS Mortgage Securities Corp. II, Series 2004-GG2 A6
5.396%, 8/10/38(l)	1,700,000	1,638,396
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-CB7 A4
4.879%, 1/12/38(l)	2,000,000	1,989,477
Series 2005-LDP1 A3
4.865%, 3/15/46	1,000,000	998,325
Series 2006-CB15 A4
5.814%, 6/12/43(l)	1,535,000	1,483,264
Series 2007-CB18 A4
5.440%, 6/12/47	1,250,000	1,074,288
LB-UBS Commercial Mortgage Trust, Series 2004-C1 A4
4.568%, 1/15/31	1,415,000	1,386,930
Series 2004-C2 A4
4.367%, 3/15/36	1,000,000	970,630
Series 2007-C6 A4
5.858%, 7/15/40(l)	1,250,000	1,059,864
Merrill Lynch Mortgage Trust, Series 2004-KEY2 A4
4.864%, 8/12/39(l)	1,110,000	1,084,595
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5 A4
5.378%, 8/12/48	1,500,000	1,116,385
Morgan Stanley Capital I, Inc., Series 2005-IQ9 A5
4.700%, 7/15/56	775,000	746,749
Series 2007-HQ12 A5
5.810%, 4/12/49(l)	1,250,000	1,009,612
Series 2007-T25 A3
5.514%, 11/12/49(l)	1,400,000	1,232,101
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3 A4
6.390%, 7/15/33	1,022,143	1,073,009

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2001-TOP5 A4
6.390%, 10/15/35	$996,139	$1,044,414
Wachovia Bank Commercial Mortgage Trust, Series 2003-C8 A4
4.964%, 11/15/35(l)	1,000,000	997,128
Series 2004-C11 A5
5.215%, 1/15/41(l)	1,500,000	1,490,757
Series 2007-C30 A5
5.342%, 12/15/43	695,000	514,992
Series 2007-C33 A4
6.100%, 2/15/51(l)	1,000,000	859,083

		35,724,167

Total Asset-Backed and Mortgage-Backed Securities		52,023,371

Convertible Bond (0.2%)
Financials (0.2%)
Commercial Banks (0.2%)
U.S. Bancorp
0.000%, 12/11/35(l)^	$2,400,000	2,365,200

Total Financials		2,365,200

Total Convertible Bonds		2,365,200

Corporate Bonds (36.5%)
Consumer Discretionary (6.3%)
Auto Components (0.2%)
American Tire Distributors, Inc.
6.847%, 4/1/12(l)§	$4,500,000	3,735,000

		3,735,000

Automobiles (0.1%)
Daimler Finance N.A. LLC
7.750%, 1/18/11	200,000	211,980
6.500%, 11/15/13	700,000	754,147

		966,127

Distributors (0.0%)
SGS International, Inc.
12.000%, 12/15/13	700,000	619,500

Hotels, Restaurants & Leisure (1.1%)
Dave & Buster’s, Inc.
11.250%, 3/15/14	1,742,000	1,746,355
El Pollo Loco, Inc.
11.750%, 11/15/13	750,000	690,000
Harrahs Operating Co., Inc.
11.250%, 6/1/17§	650,000	656,500
Harrahs Operating Escrow LLC/ Harrahs Escrow Corp.
11.250%, 6/1/17§	700,000	719,250
International Game Technology
7.500%, 6/15/19	50,000	55,407
Landry’s Restaurant, Inc.
14.000%, 8/15/11	5,125,000	5,144,219
McDonald’s Corp.
4.300%, 3/1/13	200,000	212,385
5.350%, 3/1/18	500,000	545,526
MGM MIRAGE
13.000%, 11/15/13§	2,000,000	2,290,000
Travelport LLC
9.875%, 9/1/14	1,375,000	1,330,312
Turning Stone Resort Casino Enterprise
9.125%, 12/15/10§	1,575,000	1,559,250
Wendy’s/Arby’s Restaurants LLC
10.000%, 7/15/16§	1,450,000	1,540,625

		16,489,829

Household Durables (0.5%)
Blyth, Inc.
5.500%, 11/1/13	8,050,000	6,238,750
Fortune Brands, Inc.
5.375%, 1/15/16	350,000	349,708
Sealy Mattress Co.
8.250%, 6/15/14	1,500,000	1,387,500
Toll Brothers Finance Corp.
6.750%, 11/1/19	100,000	99,693
Whirlpool Corp.
8.000%, 5/1/12	115,000	124,131
5.500%, 3/1/13	200,000	202,815
8.600%, 5/1/14	35,000	39,152

		8,441,749

Internet & Catalog Retail (0.2%)
Affinion Group, Inc.
10.125%, 10/15/13	900,000	924,750
Visant Corp.
7.625%, 10/1/12	1,710,000	1,712,137

		2,636,887

Leisure Equipment & Products (0.1%)
Eastman Kodak Co.
3.375%, 10/15/33	2,150,000	2,150,000

Media (3.2%)
Allbritton Communications Co.
7.750%, 12/15/12	513,000	482,220
AMC Entertainment, Inc.
8.750%, 6/1/19	1,000,000	1,032,500
CanWest Media, Inc.
8.000%, 9/15/12	8,667,000	6,803,595
CBS Corp.
6.625%, 5/15/11	200,000	209,506
5.625%, 8/15/12	200,000	207,433
8.875%, 5/15/19	125,000	137,867
CCO Holdings LLC/CCO Holdings Capital Corp.
8.750%, 11/15/13(h)	2,100,000	2,131,500
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	183,000	212,546
Comcast Corp.
5.500%, 3/15/11	200,000	210,326
5.900%, 3/15/16	400,000	429,881
6.500%, 1/15/17	400,000	439,027
5.700%, 7/1/19	100,000	105,660
6.950%, 8/15/37	400,000	446,465
6.550%, 7/1/39	100,000	106,863
COX Communications, Inc.
7.125%, 10/1/12	200,000	223,104
CW Media Holdings, Inc.
13.500%, 8/15/15 PIK§	468,486	455,017
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
7.625%, 5/15/16	223,000	238,610
DISH DBS Corp.
7.875%, 9/1/19§	1,000,000	1,010,000
Gallery Capital S.A.
10.125%, 5/15/13(h)	3,550,000	798,750
Gannett Co., Inc.
9.375%, 11/15/17(b)§	200,000	194,500
Hughes Network Systems LLC
9.500%, 4/15/14	1,500,000	1,507,500
Intelsat Intermediate Holding Co., Ltd.
0.000%, 2/1/15(e)	1,700,000	1,695,750

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount		Value (Note 1)
Interpublic Group of Cos., Inc.
10.000%, 7/15/17§		$1,000,000	$1,080,000
Kabel Deutschland GmbH
10.625%, 7/1/14		2,000,000	2,105,000
Local Insight Regatta Holdings, Inc.
11.000%, 12/1/17		5,071,000	2,535,500
Network Communications, Inc.
10.750%, 12/1/13		7,350,000	2,067,187
News America, Inc.
6.900%, 3/1/19		500,000	557,939
6.150%, 3/1/37		100,000	97,845
6.650%, 11/15/37		200,000	208,339
Omnicom Group, Inc.
6.250%, 7/15/19		200,000	215,752
Quebecor Media, Inc.
7.750%, 3/15/16		1,000,000	990,000
Rainbow National Services LLC
10.375%, 9/1/14§		2,520,000	2,652,300
Reader’s Digest Association, Inc.
9.000%, 2/15/17(h)		8,000,000	120,000
Thomson Reuters Corp.
6.500%, 7/15/18		500,000	565,270
4.700%, 10/15/19		50,000	49,885
Time Warner Cable, Inc.
6.200%, 7/1/13		200,000	217,879
5.850%, 5/1/17		400,000	421,739
8.250%, 4/1/19		700,000	846,087
6.550%, 5/1/37		200,000	212,511
6.750%, 6/15/39		150,000	162,215
Time Warner, Inc.
6.875%, 5/1/12		500,000	550,410
5.875%, 11/15/16		200,000	212,083
7.625%, 4/15/31		350,000	392,259
7.700%, 5/1/32		300,000	339,236
Unitymedia GmbH
10.125%, 2/15/15§	EUR	1,750,000	2,701,710
10.375%, 2/15/15§		$700,000	735,000
Unitymedia Hessen GmbH & Co. KG
3.778%, 4/15/13(l)§	EUR	1,000,000	1,393,841
Valassis Communications, Inc.
8.250%, 3/1/15		$1,025,000	918,656
Viacom, Inc.
4.375%, 9/15/14		100,000	102,115
5.625%, 9/15/19		100,000	101,641
6.875%, 4/30/36		200,000	211,279
Videotron Ltd.
9.125%, 4/15/18		1,000,000	1,082,500
9.125%, 4/15/18§		900,000	974,250
Walt Disney Co.
4.500%, 12/15/13		500,000	533,605
WMG Acquisition Corp.
9.500%, 6/15/16§		1,900,000	2,004,500
WPP Finance UK Corp.
5.875%, 6/15/14		900,000	924,185
XM Satellite Radio, Inc.
11.250%, 6/15/13§		2,050,000	2,142,250

			49,503,588

Multiline Retail (0.1%)
Kohl’s Corp.
6.250%, 12/15/17		200,000	218,590
Nordstrom, Inc.
6.750%, 6/1/14		60,000	65,820
Target Corp.
5.125%, 1/15/13		400,000	430,825
6.000%, 1/15/18		200,000	225,323
7.000%, 1/15/38		200,000	234,075

			1,174,633

Specialty Retail (0.5%)
AutoZone, Inc.
5.750%, 1/15/15		150,000	159,707
Freedom Group, Inc.
10.250%, 8/1/15§		550,000	583,000
Home Depot, Inc.
5.400%, 3/1/16		200,000	209,098
5.875%, 12/16/36		500,000	485,103
Lowe’s Cos., Inc.
5.600%, 9/15/12		200,000	221,308
Sonic Automotive, Inc. Series AI
6.000%, 5/15/12(b)†		4,075,000	3,993,500
Staples, Inc.
9.750%, 1/15/14		500,000	600,619
Toys R Us Property Co. I LLC
10.750%, 7/15/17§		1,250,000	1,343,750

			7,596,085

Textiles, Apparel & Luxury Goods (0.3%)
Perry Ellis International, Inc. Series B
8.875%, 9/15/13		2,195,000	2,118,175
Rafaella Apparel Group, Inc. Series B
11.250%, 6/15/11		7,586,000	1,896,500

			4,014,675

Total Consumer Discretionary			97,328,073

Consumer Staples (2.1%)
Beverages (0.4%)
Anheuser-Busch Cos., Inc.
6.000%, 4/15/11		200,000	210,187
4.950%, 1/15/14		200,000	206,834
Bottling Group LLC
6.950%, 3/15/14		300,000	349,636
Coca-Cola Co.
5.350%, 11/15/17		400,000	436,784
Coca-Cola Enterprises, Inc.
8.500%, 2/1/12		200,000	226,874
7.375%, 3/3/14		300,000	352,213
6.950%, 11/15/26		500,000	611,202
Diageo Capital plc
5.750%, 10/23/17		200,000	219,516
Diageo Finance B.V.
5.500%, 4/1/13		400,000	434,521
PepsiCo, Inc.
5.000%, 6/1/18		200,000	214,094
7.900%, 11/1/18		2,700,000	3,409,338

			6,671,199

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.
5.500%, 3/15/17		200,000	218,666
CVS Caremark Corp.
5.750%, 6/1/17		200,000	214,101
6.600%, 3/15/19		300,000	338,181
6.250%, 6/1/27		100,000	106,293
Great Atlantic & Pacific Tea Co., Inc.
11.375%, 8/1/15§		1,350,000	1,366,875
Kroger Co.
3.900%, 10/1/15		100,000	100,795
6.150%, 1/15/20		300,000	331,759

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Rite Aid Corp.
8.625%, 3/1/15	$250,000	$203,438
10.375%, 7/15/16	1,300,000	1,283,750
Safeway, Inc.
6.350%, 8/15/17	200,000	222,016
Walgreen Co.
4.875%, 8/1/13	200,000	215,588
Wal-Mart Stores, Inc.
4.125%, 2/15/11	400,000	416,812
4.550%, 5/1/13	400,000	431,725
5.800%, 2/15/18	500,000	561,643
6.500%, 8/15/37	500,000	583,555
6.200%, 4/15/38	100,000	113,805

		6,709,002

Food Products (0.6%)
Archer-Daniels-Midland Co.
7.000%, 2/1/31	200,000	233,198
Bunge Ltd. Finance Corp.
5.875%, 5/15/13	700,000	740,106
Campbell Soup Co.
3.375%, 8/15/14	100,000	102,269
ConAgra Foods, Inc.
8.250%, 9/15/30	100,000	125,922
General Mills, Inc.
5.650%, 9/10/12	200,000	218,273
5.650%, 2/15/19	300,000	324,910
H.J. Heinz Co.
5.350%, 7/15/13	300,000	322,141
Hershey Co.
5.000%, 4/1/13	1,000,000	1,081,202
Kellogg Co.
4.250%, 3/6/13	200,000	210,052
4.450%, 5/30/16	500,000	522,941
Kraft Foods, Inc.
6.250%, 6/1/12	1,100,000	1,196,184
6.750%, 2/19/14	2,900,000	3,235,289
6.125%, 2/1/18	200,000	211,936
6.875%, 2/1/38	200,000	220,175
Ralcorp Holdings, Inc.
6.625%, 8/15/39§	100,000	105,316
Sara Lee Corp.
6.125%, 11/1/32	100,000	101,797

		8,951,711

Household Products (0.3%)
American Achievement Corp.
8.250%, 4/1/12§	1,735,000	1,726,325
Clorox Co.
5.000%, 3/1/13	300,000	318,228
Colgate-Palmolive Co.
3.150%, 8/5/15	40,000	41,022
Kimberly-Clark Corp.
6.125%, 8/1/17	200,000	227,753
Prestige Brands, Inc.
9.250%, 4/15/12	1,369,000	1,396,380
Procter & Gamble Co.
3.500%, 2/15/15	300,000	307,227
4.850%, 12/15/15	200,000	220,820
4.700%, 2/15/19	300,000	313,536
5.550%, 3/5/37	100,000	107,685

		4,658,976

Personal Products (0.0%)
Avon Products, Inc.
5.625%, 3/1/14	300,000	326,191

Tobacco (0.3%)
Altria Group, Inc.
7.750%, 2/6/14^	500,000	569,867
9.250%, 8/6/19	600,000	733,174
9.950%, 11/10/38	200,000	271,919
Lorillard Tobacco Co.
8.125%, 6/23/19	65,000	73,767
Philip Morris International, Inc.
6.875%, 3/17/14	500,000	571,182
5.650%, 5/16/18	200,000	212,883
Reynolds American, Inc.
7.250%, 6/1/13	200,000	217,609
Vector Group Ltd.
11.000%, 8/15/15(b)	2,025,000	1,964,250

		4,614,651

Total Consumer Staples		31,931,730

Energy (3.0%)
Energy Equipment & Services (0.1%)
Baker Hughes, Inc.
6.500%, 11/15/13	200,000	227,540
Diamond Offshore Drilling, Inc.
5.875%, 5/1/19	65,000	70,000
Halliburton Co.
6.150%, 9/15/19	300,000	336,512
7.450%, 9/15/39	200,000	253,421
Helix Energy Solutions Group, Inc.
9.500%, 1/15/16§	725,000	725,000
Rowan Cos., Inc.
7.875%, 8/1/19	65,000	69,887
Transocean, Inc.
6.000%, 3/15/18	100,000	106,824
6.800%, 3/15/38	200,000	228,952
Weatherford International Ltd.
6.000%, 3/15/18	200,000	207,221

		2,225,357

Oil, Gas & Consumable Fuels (2.9%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	400,000	423,824
6.450%, 9/15/36	400,000	412,997
Apache Corp.
5.250%, 4/15/13	100,000	107,278
6.000%, 9/15/13	665,000	739,705
6.000%, 1/15/37	250,000	278,172
Buckeye Partners LP
5.500%, 8/15/19	75,000	76,656
Canadian Natural Resources Ltd.
6.250%, 3/15/38	200,000	213,067
Chevron Corp.
3.950%, 3/3/14	1,000,000	1,052,913
Conoco Funding Co.
6.350%, 10/15/11	200,000	219,159
ConocoPhillips
4.750%, 2/1/14	500,000	537,935
5.900%, 5/15/38	100,000	106,932
6.500%, 2/1/39	300,000	345,824
ConocoPhillips Canada
5.300%, 4/15/12	1,500,000	1,621,368
5.625%, 10/15/16	300,000	328,580
Devon Financing Corp. ULC
7.875%, 9/30/31	400,000	495,460
Devon OEI Operating, Inc.
7.250%, 10/1/11	1,000,000	1,090,163

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
EnCana Corp.
5.900%, 12/1/17	$100,000	$106,795
6.500%, 5/15/19	25,000	27,754
6.625%, 8/15/37	350,000	387,085
Energy Transfer Partners LP
8.500%, 4/15/14	1,500,000	1,733,317
9.000%, 4/15/19	500,000	601,181
Enterprise Products Operating LLC Series L
6.300%, 9/15/17	300,000	323,125
EOG Resources, Inc.
5.625%, 6/1/19	90,000	98,525
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.
7.240%, 8/1/10(b)†	9,000,000	8,820,000
Hess Corp.
6.650%, 8/15/11	200,000	214,621
8.125%, 2/15/19	500,000	600,673
Husky Energy, Inc.
5.900%, 6/15/14	105,000	113,268
7.250%, 12/15/19	65,000	74,551
KCS Energy, Inc.
7.125%, 4/1/12	1,400,000	1,386,000
Kinder Morgan Energy Partners LP
6.750%, 3/15/11	300,000	318,144
5.850%, 9/15/12	900,000	969,670
5.950%, 2/15/18	200,000	209,224
9.000%, 2/1/19	2,050,000	2,483,874
6.850%, 2/15/20	30,000	32,767
5.800%, 3/15/35	200,000	188,599
Linn Energy LLC
9.875%, 7/1/18	1,325,000	1,344,875
Magellan Midstream Partners LP
6.550%, 7/15/19	1,400,000	1,555,708
Marathon Oil Corp.
5.900%, 3/15/18	400,000	418,042
7.500%, 2/15/19	300,000	346,028
6.600%, 10/1/37	100,000	105,973
Mariner Energy, Inc.
11.750%, 6/30/16	250,000	269,375
Nexen, Inc.
6.200%, 7/30/19	45,000	46,673
6.400%, 5/15/37	200,000	194,708
7.500%, 7/30/39	60,000	65,335
Occidental Petroleum Corp.
4.125%, 6/1/16	150,000	154,279
ONEOK Partners LP
8.625%, 3/1/19	500,000	596,875
Petrobras International Finance Co.
7.875%, 3/15/19	350,000	403,813
Petroleos Mexicanos
8.000%, 5/3/19§	1,000,000	1,142,000
Shell International Finance B.V.
4.950%, 3/22/12	100,000	107,797
6.375%, 12/15/38	300,000	356,236
Spectra Energy Capital LLC
6.200%, 4/15/18	500,000	532,062
StatoilHydro ASA
7.150%, 1/15/29	100,000	122,866
Stone Energy Corp.
8.250%, 12/15/11	2,500,000	2,350,000
Suncor Energy, Inc.
7.150%, 2/1/32	100,000	109,477
6.500%, 6/15/38	200,000	206,635
Talisman Energy, Inc.
7.750%, 6/1/19	340,000	399,781
Trans-Canada Pipelines Ltd.
7.250%, 8/15/38	400,000	495,962
Valero Energy Corp.
6.875%, 4/15/12	1,400,000	1,506,709
4.750%, 6/15/13	100,000	100,117
6.625%, 6/15/37	100,000	89,307
Williams Cos., Inc.
8.750%, 3/15/32	400,000	458,705
XTO Energy, Inc.
7.500%, 4/15/12	200,000	221,743
5.900%, 8/1/12	1,500,000	1,619,973
6.250%, 4/15/13	983,000	1,069,665
5.750%, 12/15/13	400,000	432,048
6.500%, 12/15/18	400,000	441,585
6.750%, 8/1/37	100,000	111,243

		44,114,801

Total Energy		46,340,158

Financials (13.8%)
Capital Markets (2.5%)
Bank of New York Mellon Corp.
4.950%, 11/1/12	400,000	433,411
5.125%, 8/27/13	300,000	324,286
4.300%, 5/15/14	115,000	121,779
Bear Stearns Cos., Inc.
5.700%, 11/15/14	200,000	214,218
Charles Schwab Corp.
4.950%, 6/1/14	50,000	52,721
Credit Suisse/New York
5.375%, 3/2/16	300,000	315,793
Deutsche Bank AG/London
5.375%, 10/12/12	100,000	108,174
4.875%, 5/20/13	400,000	426,067
6.000%, 9/1/17	500,000	539,586
Goldman Sachs Group, Inc.
6.600%, 1/15/12	400,000	434,348
3.250%, 6/15/12	2,110,000	2,202,061
3.625%, 8/1/12	145,000	148,857
5.450%, 11/1/12	500,000	535,488
5.150%, 1/15/14	800,000	839,950
6.000%, 5/1/14	75,000	81,565
5.350%, 1/15/16	600,000	619,697
5.950%, 1/18/18	800,000	829,978
7.500%, 2/15/19	500,000	571,808
6.125%, 2/15/33	200,000	213,844
6.750%, 10/1/37	750,000	774,023
Jefferies Group, Inc.
8.500%, 7/15/19	350,000	370,429
Macquarie Bank Ltd.
2.600%, 1/20/12§	2,900,000	2,977,520
3.300%, 7/17/14§	3,000,000	3,037,062
Merrill Lynch & Co., Inc.
2.709%, 5/12/10(l)	6,300,000	6,380,281
6.150%, 4/25/13	400,000	423,239
0.969%, 1/15/15(l)	1,000,000	900,266
6.875%, 4/25/18	950,000	999,112
6.110%, 1/29/37	500,000	475,579
7.750%, 5/14/38	400,000	450,768
Morgan Stanley
6.750%, 4/15/11	400,000	426,510
0.788%, 1/9/12(l)	1,400,000	1,362,561
6.600%, 4/1/12	700,000	760,681
1.950%, 6/20/12	840,000	848,484
See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
3.768%, 8/8/12(l)	AUD 2,100,000	$1,742,445
5.300%, 3/1/13	$400,000	419,133
4.750%, 4/1/14	400,000	397,048
6.000%, 5/13/14	3,600,000	3,832,582
6.000%, 4/28/15	300,000	317,691
5.450%, 1/9/17	300,000	300,419
5.550%, 4/27/17	200,000	199,242
5.950%, 12/28/17	400,000	407,258
6.625%, 4/1/18	600,000	634,454
7.300%, 5/13/19	100,000	110,027
Northern Trust Corp.
4.625%, 5/1/14	40,000	42,562
Raymond James Financial, Inc.
8.600%, 8/15/19	100,000	110,427

		37,713,434

Commercial Banks (4.9%)
American Express Bank FSB
3.150%, 12/9/11	850,000	882,442
American Express Centurion Bank
5.550%, 10/17/12	3,400,000	3,603,595
Banco Bilbao Vizcaya Argentaria S.A./Puerto Rico
0.393%, 5/25/12(l)	3,000,000	2,998,041
Barclays Bank plc
5.450%, 9/12/12	400,000	429,846
5.000%, 9/22/16	500,000	506,384
6.750%, 5/22/19	150,000	167,765
BB&T Corp.
3.375%, 9/25/13	200,000	200,800
CapitalSource, Inc.
12.750%, 7/15/14§	1,825,000	1,818,156
Citibank N.A.
1.250%, 9/22/11	200,000	200,026
Commonwealth Bank of Australia
0.682%, 12/10/12(l)§	2,900,000	2,916,870
0.925%, 7/12/13(l)§	2,900,000	2,889,369
Credit Suisse/New York
3.450%, 7/2/12	200,000	204,103
5.000%, 5/15/13	900,000	952,486
5.500%, 5/1/14	250,000	268,645
6.000%, 2/15/18	300,000	314,087
Danske Bank A/S
0.757%, 5/24/12(l)§	1,000,000	996,231
Fifth Third Bancorp
8.250%, 3/1/38	250,000	233,004
GMAC, Inc.
2.200%, 12/19/12	1,000,000	1,010,676
HSBC Bank USA/New York
4.625%, 4/1/14	400,000	412,829
HSBC Holdings plc
6.500%, 5/2/36	400,000	433,346
6.500%, 9/15/37	400,000	432,649
JPMorgan Chase Bank N.A.
6.000%, 10/1/17	900,000	946,574
KeyCorp
6.500%, 5/14/13	500,000	511,837
Kreditanstalt fuer Wiederaufbau
3.250%, 10/14/11	1,900,000	1,976,523
2.000%, 1/17/12	1,200,000	1,216,385
3.500%, 3/10/14	1,500,000	1,560,602
4.500%, 7/16/18	900,000	952,891
(Zero Coupon), 6/29/37	500,000	138,985
Landwirtschaftliche Rentenbank
3.250%, 3/15/13	1,000,000	1,034,470
Lloyds TSB Bank plc
2.300%, 4/1/11§	3,100,000	3,147,864
1.597%, 4/2/12(l)§	2,700,000	2,693,399
Oesterreichische Kontrollbank AG
1.875%, 3/21/12	1,500,000	1,508,640
PNC Funding Corp.
5.625%, 2/1/17	600,000	590,392
Rabobank Nederland N.V.
1.657%, 10/11/12	2,900,000	2,863,605
Regions Bank/Alabama
3.250%, 12/9/11	840,000	873,857
Royal Bank of Scotland plc
1.159%, 5/11/12(l)§	3,000,000	3,044,703
Societe Financement de l’Economie Francaise
2.250%, 6/11/12§	3,000,000	3,039,513
SunTrust Banks, Inc./Georgia
5.450%, 12/1/17	200,000	188,551
Swedbank AB
2.800%, 2/10/12§	2,800,000	2,848,813
2.900%, 1/14/13§	3,000,000	3,032,400
U.S. Bancorp
4.200%, 5/15/14	250,000	261,248
U.S. Bank N.A./Ohio
6.375%, 8/1/11	1,000,000	1,080,287
UBS AG/Connecticut
1.533%, 9/29/11(l)	2,800,000	2,799,720
5.875%, 12/20/17	750,000	767,755
5.750%, 4/25/18	400,000	406,509
Wachovia Bank N.A.
4.875%, 2/1/15	400,000	410,245
6.600%, 1/15/38	700,000	768,380
Wachovia Corp.
5.300%, 10/15/11	100,000	105,949
2.253%, 5/1/13(l)	2,900,000	2,932,480
5.250%, 8/1/14	1,000,000	1,015,564
5.750%, 2/1/18	700,000	740,849
Wells Fargo & Co.
4.875%, 1/12/11	400,000	413,124
3.000%, 12/9/11	1,950,000	2,019,451
4.375%, 1/31/13	600,000	619,578
3.750%, 10/1/14	400,000	397,998
5.625%, 12/11/17	300,000	315,117
Westpac Banking Corp.
2.900%, 9/10/14§	3,100,000	3,084,444
Westpac Securities NZ Ltd.
3.450%, 7/28/14§	2,800,000	2,840,919

		75,020,971

Consumer Finance (0.9%)
American Express Co.
7.250%, 5/20/14	150,000	168,535
6.150%, 8/28/17	500,000	525,198
8.125%, 5/20/19	150,000	177,404
American Express Credit Corp.
5.875%, 5/2/13	200,000	212,055
7.300%, 8/20/13	500,000	554,496
Capital One Bank USA N.A.
8.800%, 7/15/19	250,000	288,990
Capital One Financial Corp.
7.375%, 5/23/14	600,000	669,608
6.150%, 9/1/16	100,000	98,199
6.750%, 9/15/17	300,000	318,385
Ford Motor Credit Co. LLC
5.549%, 6/15/11(l)	1,900,000	1,814,500
3.260%, 1/13/12(l)	1,050,000	945,000
HSBC Finance Corp.
5.250%, 1/14/11	400,000	411,213
0.674%, 8/9/11(l)	2,900,000	2,814,676

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
0.772%, 4/24/12(l)	$2,880,000	$2,745,360
6.375%, 11/27/12	500,000	537,694
0.759%, 1/15/14(l)	1,000,000	920,391
5.000%, 6/30/15	400,000	401,533
International Lease Finance Corp.
5.750%, 6/15/11	200,000	182,177
6.625%, 11/15/13	400,000	317,167
Russell-Stanley Holdings, Inc.
9.000%, 11/30/09(b)(h)(s)†	729,508	—
SLM Corp.
5.000%, 10/1/13	450,000	358,227
8.450%, 6/15/18	100,000	79,750

		14,540,558

Diversified Financial Services (3.9%)
Allstate Life Global Funding Trusts
5.375%, 4/30/13	400,000	425,760
Altra Industrial Motion, Inc.
9.000%, 12/1/11	2,025,000	2,065,500
Ameriprise Financial, Inc.
7.300%, 6/28/19	45,000	49,607
Axcan Intermediate Holdings, Inc.
12.750%, 3/1/16	1,400,000	1,512,000
Bank of America Corp.
3.125%, 6/15/12	2,110,000	2,194,565
4.900%, 5/1/13	1,400,000	1,435,235
6.500%, 8/1/16	300,000	315,345
5.625%, 10/14/16	800,000	808,114
5.750%, 12/1/17	250,000	249,544
5.650%, 5/1/18	750,000	740,543
7.250%, 10/15/25	100,000	101,228
Bank of America N.A.
5.300%, 3/15/17	200,000	191,862
Boeing Capital Corp.
6.500%, 2/15/12	200,000	220,256
BP Capital Markets plc
1.550%, 8/11/11	150,000	150,508
3.125%, 3/10/12	300,000	309,923
3.625%, 5/8/14	200,000	206,061
3.875%, 3/10/15	200,000	206,612
4.750%, 3/10/19	300,000	315,413
Caterpillar Financial Services Corp.
5.050%, 12/1/10	200,000	207,103
4.900%, 8/15/13	200,000	211,533
7.150%, 2/15/19	500,000	579,781
CIT Group, Inc.
4.250%, 2/1/10	2,000,000	1,441,932
Citigroup Funding, Inc.
1.375%, 5/5/11	1,200,000	1,207,855
1.875%, 10/22/12	250,000	250,484
Citigroup, Inc.
6.500%, 1/18/11	500,000	518,480
5.125%, 2/14/11	400,000	407,729
2.125%, 4/30/12	1,690,000	1,713,919
5.500%, 4/11/13	3,200,000	3,274,643
6.500%, 8/19/13	3,500,000	3,674,121
5.000%, 9/15/14	200,000	190,317
5.850%, 8/2/16	400,000	391,091
6.125%, 5/15/18	600,000	590,786
8.500%, 5/22/19	300,000	338,650
6.125%, 8/25/36	350,000	300,371
6.875%, 3/5/38	600,000	601,819
8.125%, 7/15/39	130,000	145,521
Credit Suisse USA, Inc.
6.500%, 1/15/12	200,000	216,712
General Electric Capital Corp.
3.000%, 12/9/11	1,500,000	1,552,440
5.875%, 2/15/12	800,000	851,821
2.200%, 6/8/12	840,000	852,985
5.250%, 10/19/12	800,000	845,794
0.292%, 12/21/12(l)	5,000,000	4,998,405
4.800%, 5/1/13	650,000	674,755
5.900%, 5/13/14	1,000,000	1,072,291
5.625%, 5/1/18	1,900,000	1,890,884
6.750%, 3/15/32	100,000	102,092
5.875%, 1/14/38	600,000	550,248
6.875%, 1/10/39	500,000	523,665
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
7.125%, 2/15/13	1,630,000	1,568,875
John Deere Capital Corp.
7.000%, 3/15/12	700,000	781,097
2.875%, 6/19/12	680,000	702,573
5.500%, 4/13/17	200,000	216,053
JPMorgan Chase & Co.
6.750%, 2/1/11	1,100,000	1,168,360
5.350%, 2/1/12	400,000	424,916
6.625%, 3/15/12	800,000	873,411
2.125%, 6/22/12	2,530,000	2,567,092
4.750%, 5/1/13	400,000	423,480
4.650%, 6/1/14	650,000	677,941
6.000%, 1/15/18	600,000	643,995
6.400%, 5/15/38	300,000	335,863
JPMorgan Chase Capital XXV
6.800%, 10/1/37	500,000	503,183
Leucadia National Corp.
8.125%, 9/15/15	1,200,000	1,224,000
MassMutual Global Funding II
0.474%, 12/6/13(l)§	2,000,000	1,928,018
National Rural Utilities Cooperative Finance Corp.
5.450%, 2/1/18	100,000	105,752
8.000%, 3/1/32	400,000	470,302
Susser Holdings LLC/Susser Finance Corp.
10.625%, 12/15/13	1,318,000	1,360,835
Textron Financial Corp.
4.600%, 5/3/10	300,000	298,914
UFJ Finance Aruba AEC
6.750%, 7/15/13	700,000	777,858
Unilever Capital Corp.
7.125%, 11/1/10	200,000	213,520
4.800%, 2/15/19	300,000	315,246

		59,257,587

Insurance (1.3%)
ACE INA Holdings, Inc.
5.900%, 6/15/19	25,000	27,226
Aflac, Inc.
8.500%, 5/15/19	150,000	178,810
Allied World Assurance Co. Holdings Ltd.
7.500%, 8/1/16	1,000,000	1,045,065
Allstate Corp.
6.200%, 5/16/14	150,000	165,474
7.450%, 5/16/19	100,000	119,189
American Financial Group, Inc.
9.875%, 6/15/19	50,000	54,925
American International Group, Inc.
8.250%, 8/15/18	600,000	509,899
Berkshire Hathaway Finance Corp.
4.000%, 4/15/12	200,000	209,676
Chubb Corp.
5.750%, 5/15/18	400,000	438,761

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Genworth Financial, Inc.
6.515%, 5/22/18	$800,000	$685,154
Lincoln National Corp.
8.750%, 7/1/19	105,000	121,440
Markel Corp.
7.125%, 9/30/19	100,000	103,727
Marsh & McLennan Cos., Inc.
5.375%, 7/15/14	400,000	416,263
MetLife, Inc.
5.000%, 6/15/15	400,000	417,720
5.700%, 6/15/35	200,000	205,697
Metropolitan Life Global Funding I
5.750%, 7/25/11§	2,104,000	2,223,324
5.125%, 11/9/11§	770,000	808,229
Pricoa Global Funding I
0.547%, 5/24/11(l)§	1,000,000	966,430
0.591%, 1/30/12(l)§	1,900,000	1,798,185
Principal Life Income Funding Trusts
0.610%, 10/9/09(l)	800,000	799,992
5.300%, 4/24/13	200,000	205,177
Prudential Financial, Inc.
5.100%, 9/20/14	200,000	202,103
6.200%, 1/15/15	30,000	31,739
7.375%, 6/15/19	385,000	429,664
5.700%, 12/14/36	100,000	89,610
Suncorp-Metway Ltd.
0.668%, 12/17/10(l)§	2,900,000	2,907,815
2.009%, 7/16/12(l)§	2,200,000	2,282,172
Swiss Reinsurance Solutions Holding Corp.
7.000%, 2/15/26	1,500,000	1,415,320
Travelers Cos., Inc.
6.750%, 6/20/36	400,000	475,399

		19,334,185

Real Estate Investment Trusts (REITs) (0.3%)
AvalonBay Communities, Inc.
5.700%, 3/15/17	100,000	102,132
6.100%, 3/15/20	100,000	103,066
ERP Operating LP
5.125%, 3/15/16	400,000	390,309
HCP, Inc.
5.650%, 12/15/13	2,200,000	2,176,535
Hospitality Properties Trust
7.875%, 8/15/14	150,000	150,289
Kimco Realty Corp.
6.875%, 10/1/19	100,000	102,276
Mack-Cali Realty Corp.
7.750%, 8/15/19	100,000	103,039
ProLogis
7.625%, 8/15/14	100,000	102,196
5.625%, 11/15/15	600,000	545,226
Simon Property Group LP
5.000%, 3/1/12	700,000	721,845
6.750%, 5/15/14	105,000	112,610
5.625%, 8/15/14	200,000	206,366
5.250%, 12/1/16	200,000	197,140

		5,013,029

Total Financials		210,879,764

Health Care (2.5%)
Biotechnology (0.1%)
Amgen, Inc.
4.850%, 11/18/14	200,000	216,372
6.400%, 2/1/39	300,000	343,880
Genentech, Inc.
5.250%, 7/15/35	200,000	198,586

		758,838

Health Care Equipment & Supplies (0.2%)
Accellent, Inc.
10.500%, 12/1/13	1,750,000	1,671,250
Baxter International, Inc.
4.625%, 3/15/15	200,000	214,370
6.250%, 12/1/37	100,000	116,248
CareFusion Corp.
6.375%, 8/1/19§	300,000	325,367
Covidien International Finance S.A.
6.000%, 10/15/17	100,000	110,943
Hospira, Inc.
6.400%, 5/15/15	45,000	50,034
Medtronic, Inc.
4.500%, 3/15/14	400,000	427,880

		2,916,092

Health Care Providers & Services (0.9%)
Apria Healthcare Group, Inc.
11.250%, 11/1/14§	500,000	537,500
12.375%, 11/1/14	400,000	427,000
Cardinal Health, Inc.
5.500%, 6/15/13	200,000	209,706
CIGNA Corp.
7.875%, 5/15/27	100,000	96,569
Express Scripts, Inc.
6.250%, 6/15/14	500,000	549,472
HCA, Inc.
8.750%, 9/1/10	500,000	507,500
7.875%, 2/15/20§	2,100,000	2,107,875
Medco Health Solutions, Inc.
7.125%, 3/15/18	300,000	339,929
Skilled Healthcare Group, Inc.
11.000%, 1/15/14	1,295,000	1,340,325
Surgical Care Affiliates, Inc.
8.875%, 7/15/15 PIK§	2,043,843	1,624,855
10.000%, 7/15/17§	3,250,000	2,600,000
U.S. Oncology, Inc.
10.750%, 8/15/14	2,108,000	2,202,860
9.125%, 8/15/17§	550,000	578,875
UnitedHealth Group, Inc.
5.250%, 3/15/11	400,000	415,730
6.000%, 2/15/18	250,000	262,712
6.875%, 2/15/38	250,000	275,958
WellPoint, Inc.
5.850%, 1/15/36	350,000	349,964

		14,426,830

Pharmaceuticals (1.3%)
Abbott Laboratories, Inc.
5.600%, 5/15/11	200,000	214,007
5.875%, 5/15/16	200,000	222,916
5.600%, 11/30/17	600,000	661,366
Angiotech Pharmaceuticals, Inc.
4.111%, 12/1/13(l)	2,050,000	1,732,250
Argatroban Royalty Sub LLC
18.500%, 9/30/14(b)†	3,777,669	3,022,136
AstraZeneca plc
5.400%, 9/15/12	200,000	219,197
5.900%, 9/15/17	500,000	559,443
6.450%, 9/15/37	200,000	235,325
Bristol-Myers Squibb Co.
5.250%, 8/15/13	300,000	326,268
5.450%, 5/1/18	200,000	218,437

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
6.125%, 5/1/38	$500,000	$573,318
Elan Corp. plc
8.750%, 10/15/16	1,875,000	1,846,875
Elan Finance plc/Elan Finance Corp.
7.750%, 11/15/11	1,400,000	1,426,250
4.486%, 12/1/13(l)	2,075,000	1,888,250
Eli Lilly and Co.
4.200%, 3/6/14	500,000	530,517
5.200%, 3/15/17	100,000	107,960
GlaxoSmithKline Capital, Inc.
4.850%, 5/15/13	200,000	214,867
5.650%, 5/15/18	400,000	438,199
6.375%, 5/15/38	200,000	235,780
Johnson & Johnson
5.150%, 7/15/18	200,000	218,265
5.850%, 7/15/38	100,000	112,556
Merck & Co., Inc.
5.000%, 6/30/19	350,000	373,393
6.400%, 3/1/28	200,000	233,998
Novartis Securities Investment Ltd.
5.125%, 2/10/19	600,000	638,735
Pfizer, Inc.
4.450%, 3/15/12	200,000	212,444
5.350%, 3/15/15	500,000	553,653
6.200%, 3/15/19	300,000	338,141
7.200%, 3/15/39	200,000	251,722
Phibro Animal Health Corp.
13.000%, 8/1/14	2,115,000	1,966,950
Schering-Plough Corp.
6.000%, 9/15/17	200,000	223,112
Watson Pharmaceuticals, Inc.
5.000%, 8/15/14	165,000	169,140
6.125%, 8/15/19	85,000	89,394
Wyeth
5.500%, 3/15/13	200,000	216,508
6.000%, 2/15/36	100,000	110,940
5.950%, 4/1/37	200,000	220,249

		20,602,561

Total Health Care		38,704,321

Industrials (1.3%)
Aerospace & Defense (0.3%)
Boeing Co.
5.000%, 3/15/14	500,000	545,224
3.500%, 2/15/15	100,000	102,377
4.875%, 2/15/20	55,000	56,734
6.125%, 2/15/33	100,000	111,403
5.875%, 2/15/40	30,000	32,730
General Dynamics Corp.
4.250%, 5/15/13	200,000	211,825
GeoEye, Inc.
9.625%, 10/1/15§	675,000	683,438
Honeywell International, Inc.
4.250%, 3/1/13	200,000	211,723
5.000%, 2/15/19	500,000	526,319
ITT Corp.
4.900%, 5/1/14	65,000	67,779
6.125%, 5/1/19	90,000	97,553
Lockheed Martin Corp.
Series B
6.150%, 9/1/36	200,000	228,936
Northrop Grumman Corp.
3.700%, 8/1/14	90,000	91,570
5.050%, 8/1/19	50,000	52,538
Northrop Grumman Systems Corp.
7.125%, 2/15/11	100,000	107,178
7.750%, 2/15/31	200,000	263,737
Rockwell Collins, Inc.
5.250%, 7/15/19	50,000	53,922
United Technologies Corp.
5.375%, 12/15/17	200,000	218,195
6.125%, 2/1/19	500,000	572,060
6.125%, 7/15/38	100,000	115,204

		4,350,445

Air Freight & Logistics (0.1%)
United Parcel Service, Inc.
4.500%, 1/15/13	200,000	214,438
5.125%, 4/1/19	300,000	322,505
6.200%, 1/15/38	100,000	116,869

		653,812

Airlines (0.1%)
American Airlines, Inc.
13.000%, 8/1/16§	900,000	972,000
Continental Airlines, Inc.
9.000%, 7/8/16	150,000	158,250

		1,130,250

Building Products (0.0%)
CRH America, Inc.
6.000%, 9/30/16	500,000	512,582

Commercial Services & Supplies (0.2%)
Allied Waste North America, Inc.
6.875%, 6/1/17	350,000	369,662
Dartmouth College
4.750%, 6/1/19	50,000	52,527
Iron Mountain, Inc.
8.375%, 8/15/21	900,000	927,000
Pitney Bowes, Inc.
4.750%, 1/15/16	100,000	104,296
R.R. Donnelley & Sons Co.
4.950%, 4/1/14	400,000	384,896
8.600%, 8/15/16	150,000	157,995
Republic Services, Inc.
5.500%, 9/15/19§	148,000	152,463
Sheridan Group, Inc.
10.250%, 8/15/11	850,000	714,000
Waste Management, Inc.
6.100%, 3/15/18	350,000	372,279
7.000%, 7/15/28	100,000	109,141

		3,344,259

Construction & Engineering (0.1%)
Esco Corp.
8.625%, 12/15/13§	1,700,000	1,666,000

Electrical Equipment (0.0%)
Emerson Electric Co.
5.250%, 10/15/18	100,000	108,525

Industrial Conglomerates (0.2%)
3M Co.
4.375%, 8/15/13	100,000	107,072
Cooper U.S., Inc.
5.250%, 11/15/12	100,000	108,326
General Electric Co.
5.000%, 2/1/13	200,000	210,980
5.250%, 12/6/17	500,000	513,125
Harland Clarke Holdings Corp.
6.000%, 5/15/15(l)	815,000	613,287
Koninklijke Philips Electronics N.V.
6.875%, 3/11/38	200,000	233,855

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Tyco International Finance S.A.
4.125%, 10/15/14	$50,000	$49,827
8.500%, 1/15/19	400,000	487,576

		2,324,048

Machinery (0.1%)
Caterpillar, Inc.
6.050%, 8/15/36	100,000	109,453
Danaher Corp.
5.625%, 1/15/18	300,000	329,390
Dover Corp.
6.600%, 3/15/38	100,000	121,523
Snap-On, Inc.
6.125%, 9/1/21	100,000	106,023
Trimas Corp.
9.875%, 6/15/12	1,000,000	902,500

		1,568,889

Road & Rail (0.2%)
Burlington Northern Santa Fe Corp.
7.000%, 2/1/14	500,000	571,755
4.700%, 10/1/19	100,000	101,191
6.150%, 5/1/37	100,000	110,996
Burlington Resources Finance Co.
7.200%, 8/15/31	100,000	119,308
Canadian National Railway Co.
5.550%, 3/1/19	700,000	766,565
Canadian Pacific Railway Co.
7.250%, 5/15/19	45,000	52,205
CSX Corp.
7.375%, 2/1/19	300,000	353,035
6.150%, 5/1/37	500,000	529,622
Norfolk Southern Corp.
7.700%, 5/15/17	100,000	118,187
5.750%, 4/1/18	300,000	326,326
5.900%, 6/15/19	65,000	72,264
Union Pacific Corp.
6.125%, 2/15/20	300,000	335,408
6.150%, 5/1/37	100,000	113,031

		3,569,893

Total Industrials		19,228,703

Information Technology (0.9%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
5.250%, 2/22/11	200,000	210,808
5.500%, 2/22/16	100,000	110,116
4.950%, 2/15/19	400,000	420,472
5.900%, 2/15/39	400,000	432,989
Motorola, Inc.
6.000%, 11/15/17	200,000	191,584

		1,365,969

Computers & Peripherals (0.2%)
Dell, Inc.
3.375%, 6/15/12	30,000	31,086
5.875%, 6/15/19	50,000	53,603
7.100%, 4/15/28	50,000	55,208
6.500%, 4/15/38	200,000	208,802
Hewlett-Packard Co.
4.250%, 2/24/12	750,000	792,421
4.500%, 3/1/13	400,000	427,099
International Business Machines Corp.
4.750%, 11/29/12	200,000	216,327
5.700%, 9/14/17	400,000	440,833
5.875%, 11/29/32	100,000	110,742
8.000%, 10/15/38	400,000	556,842

		2,892,963

Electronic Equipment, Instruments & Components (0.2%)
Arrow Electronics, Inc.
6.000%, 4/1/20	100,000	99,922
Corning, Inc.
6.625%, 5/15/19	20,000	21,880
Sanmina-SCI Corp.
3.049%, 6/15/14(l)§	2,350,000	2,115,000

		2,236,802

IT Services (0.2%)
Compucom Systems, Inc.
12.500%, 10/1/15	1,600,000	1,492,000
SunGard Data Systems, Inc.
9.125%, 8/15/13	1,700,000	1,717,000
Western Union Co.
5.930%, 10/1/16	500,000	541,810

		3,750,810

Office Electronics (0.1%)
Xerox Capital Trust I
8.000%, 2/1/27	1,400,000	1,368,500
Xerox Corp.
8.250%, 5/15/14	95,000	107,986
6.350%, 5/15/18	200,000	207,921

		1,684,407

Semiconductors & Semiconductor Equipment (0.0%)
Analog Devices, Inc.
5.000%, 7/1/14	150,000	157,597

Software (0.1%)
Microsoft Corp.
2.950%, 6/1/14	115,000	116,549
4.200%, 6/1/19	125,000	128,697
5.200%, 6/1/39	110,000	112,514
Oracle Corp.
5.000%, 1/15/11	400,000	418,352
5.750%, 4/15/18	500,000	550,920
6.500%, 4/15/38	50,000	57,956
6.125%, 7/8/39	250,000	281,500

		1,666,488

Total Information Technology		13,755,036

Materials (1.9%)
Chemicals (0.8%)
Air Products and Chemicals, Inc.
4.375%, 8/21/19	100,000	102,130
Cabot Corp.
5.000%, 10/1/16	100,000	99,815
Cognis GmbH
2.299%, 9/15/13(l)§	2,000,000	1,680,000
Dow Chemical Co.
7.600%, 5/15/14	220,000	243,375
8.550%, 5/15/19	155,000	174,243
9.400%, 5/15/39	90,000	110,842
E.I. du Pont de Nemours & Co.
5.000%, 7/15/13	200,000	217,862
5.250%, 12/15/16	100,000	108,022
5.750%, 3/15/19	500,000	551,284
Monsanto Co.
7.375%, 8/15/12	200,000	229,652
5.125%, 4/15/18	100,000	106,130
5.875%, 4/15/38	200,000	221,551
Potash Corp of Saskatchewan, Inc.
5.250%, 5/15/14^	2,980,000	3,223,919

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
3.750%, 9/30/15	$40,000	$39,915
6.500%, 5/15/19	65,000	72,844
4.875%, 3/30/20	35,000	34,960
Reichhold Industries, Inc.
9.000%, 8/15/14	4,745,000	3,938,350
Rohm & Haas Co.
5.600%, 3/15/13	500,000	522,035
Valspar Corp.
7.250%, 6/15/19	100,000	108,617

		11,785,546

Containers & Packaging (0.3%)
Bemis Co., Inc.
5.650%, 8/1/14	30,000	31,852
6.800%, 8/1/19	20,000	22,319
Berry Plastics Corp.
5.259%, 2/15/15(l)	1,450,000	1,334,000
Graham Packaging Co. LP/GPC Capital Corp. I
8.500%, 10/15/12	1,550,000	1,565,500
Impress Holdings B.V.
3.634%, 9/15/13(l)§	2,025,000	1,918,688
Packaging Corp. of America
5.750%, 8/1/13	500,000	520,202

		5,392,561

Metals & Mining (0.8%)
Alcoa, Inc.
6.000%, 7/15/13	200,000	208,772
5.900%, 2/1/27	200,000	170,085
Allegheny Technologies, Inc.
9.375%, 6/1/19	100,000	113,217
ArcelorMittal S.A.
5.375%, 6/1/13	200,000	204,472
9.000%, 2/15/15	125,000	143,750
6.125%, 6/1/18	200,000	197,031
9.850%, 6/1/19	150,000	177,420
Barrick Gold Corp.
6.950%, 4/1/19	500,000	585,367
Barrick Gold Finance Co.
4.875%, 11/15/14	2,315,000	2,460,752
Barrick N.A. Finance LLC
7.500%, 9/15/38	100,000	130,395
BHP Billiton Finance USA Ltd.
5.125%, 3/29/12	1,500,000	1,618,771
4.800%, 4/15/13	200,000	213,304
7.250%, 3/1/16	1,375,000	1,583,438
6.500%, 4/1/19	500,000	580,101
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/1/17	300,000	319,125
Newmont Mining Corp.
5.125%, 10/1/19	315,000	314,861
6.250%, 10/1/39	200,000	198,643
Nucor Corp.
5.750%, 12/1/17	200,000	218,179
Rio Tinto Finance USA Ltd.
5.875%, 7/15/13	800,000	861,941
6.500%, 7/15/18	200,000	215,068
7.125%, 7/15/28	100,000	110,769
Ryerson, Inc.
7.858%, 11/1/14(l)	1,000,000	875,000
12.000%, 11/1/15	425,000	403,750
Vale Overseas Ltd.
6.875%, 11/21/36	400,000	413,812

		12,318,023

Paper & Forest Products (0.0%)
International Paper Co.
7.500%, 8/15/21	200,000	211,913

Total Materials		29,708,043

Telecommunication Services (2.8%)
Diversified Telecommunication Services (1.9%)
AT&T Corp.
7.300%, 11/15/11	400,000	443,071
8.000%, 11/15/31	200,000	249,208
AT&T, Inc.
4.950%, 1/15/13	200,000	213,240
5.100%, 9/15/14	200,000	215,634
5.625%, 6/15/16	400,000	430,303
5.500%, 2/1/18	500,000	521,688
6.300%, 1/15/38	500,000	523,821
6.400%, 5/15/38	200,000	212,312
6.550%, 2/15/39	600,000	654,145
BellSouth Capital Funding Corp.
7.875%, 2/15/30	500,000	599,394
British Telecommunications plc
9.625%, 12/15/30	300,000	384,322
Deutsche Telekom International Finance B.V.
8.500%, 6/15/10	2,700,000	2,830,124
4.875%, 7/8/14	150,000	157,483
6.000%, 7/8/19	100,000	107,168
8.750%, 6/15/30	500,000	647,512
Embarq Corp.
7.082%, 6/1/16	100,000	108,656
7.995%, 6/1/36	100,000	104,481
France Telecom S.A.
7.750%, 3/1/11	700,000	757,942
4.375%, 7/8/14	2,000,000	2,096,570
Global Crossing Ltd.
12.000%, 9/15/15§	1,000,000	1,050,000
Hawaiian Telcom Communications, Inc. Series B
9.750%, 5/1/13(b)(h)	4,050,000	40,500
Level 3 Financing, Inc.
12.250%, 3/15/13	1,520,000	1,535,200
Telcordia Technologies, Inc.
4.259%, 7/15/12(l)§	2,600,000	2,242,500
Telecom Italia Capital S.A.
4.875%, 10/1/10	400,000	411,164
1.120%, 7/18/11(l)	2,900,000	2,877,774
5.250%, 11/15/13	200,000	210,389
6.175%, 6/18/14	100,000	108,475
5.250%, 10/1/15	400,000	414,108
7.175%, 6/18/19	100,000	111,584
Telefonica Emisiones S.A.U.
0.809%, 2/4/13(l)^	1,000,000	981,560
4.949%, 1/15/15	1,685,000	1,787,461
6.421%, 6/20/16	700,000	786,147
5.877%, 7/15/19	145,000	157,545
7.045%, 6/20/36	300,000	355,022
Verizon Communications, Inc.
7.250%, 12/1/10	400,000	425,714
7.375%, 9/1/12	400,000	454,490
4.350%, 2/15/13	100,000	105,133
5.550%, 2/15/16	500,000	541,400
5.500%, 2/15/18	600,000	629,071
7.750%, 12/1/30	400,000	483,269
6.900%, 4/15/38	100,000	113,887
7.350%, 4/1/39	300,000	355,735

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Wind Acquisition Finance S.A.
11.750%, 7/15/17§	$1,800,000	$2,029,500

		29,464,702

Wireless Telecommunication Services (0.9%)
America Movil S.A.B. de C.V.
6.375%, 3/1/35	100,000	104,196
Cellco Partnership/Verizon Wireless Capital LLC
3.025%, 5/20/11(l)§	2,900,000	3,000,128
3.750%, 5/20/11§	300,000	309,518
5.550%, 2/1/14§	500,000	540,341
8.500%, 11/15/18§	400,000	499,453
Centennial Communications Corp./Cellular Operating Co. LLC
8.125%, 2/1/14	500,000	507,500
Cricket Communications, Inc.
7.750%, 5/15/16§	1,675,000	1,700,125
MetroPCS Wireless, Inc.
9.250%, 11/1/14	1,450,000	1,482,625
New Cingular Wireless Services, Inc.
7.875%, 3/1/11	200,000	217,047
8.125%, 5/1/12	200,000	228,202
8.750%, 3/1/31	100,000	132,466
Rogers Communications, Inc.
6.800%, 8/15/18	100,000	112,226
7.500%, 8/15/38	100,000	121,579
Vodafone Group plc
5.000%, 12/16/13	200,000	213,296
4.150%, 6/10/14	3,200,000	3,286,166
5.625%, 2/27/17	400,000	423,916
5.450%, 6/10/19	150,000	156,182
6.150%, 2/27/37	500,000	534,668

		13,569,634

Total Telecommunication Services		43,034,336

Utilities (1.9%)
Electric Utilities (1.2%)
Appalachian Power Co.
7.000%, 4/1/38	200,000	230,202
Baltimore Gas & Electric Co.
6.125%, 7/1/13	300,000	326,039
Carolina Power & Light Co.
6.300%, 4/1/38	300,000	349,802
CenterPoint Energy Houston Electric LLC
7.000%, 3/1/14	300,000	340,937
Commonwealth Edison Co.
6.450%, 1/15/38	400,000	455,473
Consolidated Edison Co. of New York, Inc. Series 04-A
4.700%, 2/1/14	2,900,000	3,075,378
Series 07-A
6.300%, 8/15/37	100,000	112,897
Series 08-A
5.850%, 4/1/18	500,000	545,015
Series 08-B
6.750%, 4/1/38	100,000	119,537
Duke Energy Carolinas LLC
Series C
7.000%, 11/15/18	100,000	119,678
Duke Energy Corp.
5.650%, 6/15/13	400,000	428,536
6.300%, 2/1/14	500,000	553,138
Duke Energy Indiana, Inc.
6.450%, 4/1/39	300,000	358,871
Duke Energy Ohio, Inc.
5.700%, 9/15/12	200,000	217,847
Edison Mission Energy
7.500%, 6/15/13	1,000,000	937,500
Energy Gulf States Louisiana LLC
5.590%, 10/1/24	60,000	59,864
Exelon Corp.
4.900%, 6/15/15	200,000	207,321
Exelon Generation Co. LLC
6.200%, 10/1/17	100,000	109,136
FirstEnergy Corp. Series B
6.450%, 11/15/11	9,000	9,734
Series C
7.375%, 11/15/31	200,000	224,185
FirstEnergy Solutions Corp.
4.800%, 2/15/15§	120,000	123,302
6.050%, 8/15/21§	200,000	206,673
6.800%, 8/15/39§	139,000	147,332
FPL Group Capital, Inc.
5.625%, 9/1/11	100,000	107,112
6.000%, 3/1/19	500,000	560,683
Georgia Power Co.
5.950%, 2/1/39	300,000	335,152
Interstate Power and Light Co.
6.250%, 7/15/39	30,000	33,279
MidAmerican Energy Co.
5.750%, 11/1/35	100,000	106,330
MidAmerican Energy Holdings Co.
3.150%, 7/15/12	200,000	202,468
5.875%, 10/1/12	400,000	435,811
5.750%, 4/1/18	400,000	431,762
6.125%, 4/1/36	200,000	215,888
5.950%, 5/15/37	100,000	105,479
6.500%, 9/15/37	200,000	226,532
Nevada Power Co.
6.500%, 8/1/18	200,000	218,799
Northern States Power Co.
5.250%, 3/1/18	200,000	214,604
Ohio Power Co.
5.375%, 10/1/21	100,000	101,466
Oncor Electric Delivery Co.
6.375%, 5/1/12	100,000	108,590
6.800%, 9/1/18	400,000	460,247
Pacific Gas & Electric Co.
4.800%, 3/1/14	100,000	106,650
8.250%, 10/15/18	600,000	762,389
6.050%, 3/1/34	200,000	222,481
PacifiCorp.
6.000%, 1/15/39	300,000	335,907
PPL Electric Utilities Corp.
6.250%, 5/15/39	30,000	34,238
PPL Energy Supply LLC
6.500%, 5/1/18	100,000	107,755
Progress Energy, Inc.
7.100%, 3/1/11	100,000	106,011
Public Service Co. of Colorado
5.125%, 6/1/19	85,000	91,121
Public Service Electric & Gas Co.
5.375%, 9/1/13	200,000	217,223
Puget Sound Energy, Inc.
5.757%, 10/1/39	150,000	152,983
San Diego Gas & Electric Co.
6.000%, 6/1/39	30,000	34,360

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
South Carolina Electric & Gas Co.
6.050%, 1/15/38	$100,000	$113,333
Southern California Edison Co.
5.750%, 3/15/14	400,000	443,336
5.950%, 2/1/38	100,000	113,490
6.050%, 3/15/39	300,000	345,766
Southern Co.
4.150%, 5/15/14	75,000	77,477
Series A
5.300%, 1/15/12	400,000	429,376
Tampa Electric Co.
6.100%, 5/15/18	75,000	81,207
Union Electric Co.
6.700%, 2/1/19	200,000	225,722
Virginia Electric & Power Co.
5.000%, 6/30/19	165,000	172,375
8.875%, 11/15/38	300,000	426,748
Series A
4.750%, 3/1/13	200,000	210,450
6.000%, 5/15/37	100,000	110,101
Wisconsin Power & Light Co.
5.000%, 7/15/19	50,000	51,521

		18,094,619

Gas Utilities (0.4%)
Boardwalk Pipelines LP
5.750%, 9/15/19	100,000	99,837
Copano Energy LLC/Copano Energy Finance Corp.
7.750%, 6/1/18	1,250,000	1,187,500
EQT Corp.
8.125%, 6/1/19	75,000	85,603
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp.
6.875%, 11/1/14§	400,000	374,000
NGPL Pipeco LLC
6.514%, 12/15/12§	2,800,000	3,071,888
ONEOK, Inc.
6.000%, 6/15/35	100,000	98,713
Plains All American Pipeline LP
8.750%, 5/1/19	500,000	600,201
Regency Energy Partners LP/ Regency Energy Finance Corp.
9.375%, 6/1/16§	1,200,000	1,248,000

		6,765,742

Independent Power Producers & Energy Traders (0.2%)
NRG Energy, Inc.
8.500%, 6/15/19	1,000,000	1,001,250
Tennessee Valley Authority
5.500%, 7/18/17	550,000	616,134
5.250%, 9/15/39	1,025,000	1,081,501

		2,698,885

Multi-Utilities (0.1%)
Alliant Energy Corp.
4.000%, 10/15/14	50,000	49,826
Avista Corp.
5.125%, 4/1/22	55,000	56,099
CenterPoint Energy Resources Corp. Series B
7.875%, 4/1/13	200,000	225,211
Dominion Resources, Inc.
8.875%, 1/15/19	300,000	379,558
5.200%, 8/15/19	80,000	83,065
Series B
5.950%, 6/15/35	100,000	105,164
DTE Energy Co.
7.625%, 5/15/14	100,000	110,381
6.350%, 6/1/16	200,000	205,883
National Grid plc
6.300%, 8/1/16	500,000	547,443
NiSource Finance Corp.
5.450%, 9/15/20	100,000	91,890
Sempra Energy
6.000%, 2/1/13	200,000	211,868
6.500%, 6/1/16	60,000	66,327

		2,132,715

Total Utilities		29,691,961

Total Corporate Bonds		560,602,125

Government Securities (64.8%)
Foreign Governments (1.1%)
Export-Import Bank of Korea
8.125%, 1/21/14	1,000,000	1,145,482
Federative Republic of Brazil
10.250%, 6/17/13	840,000	1,036,980
8.875%, 10/14/19	270,000	350,325
8.875%, 4/15/24	540,000	715,500
10.125%, 5/15/27	120,000	177,600
8.250%, 1/20/34	840,000	1,107,540
Province of Manitoba
5.000%, 2/15/12	400,000	416,002
Province of Nova Scotia
5.125%, 1/26/17	270,000	287,151
Province of Ontario
4.950%, 6/1/12	420,000	453,978
4.950%, 11/28/16	550,000	598,678
4.000%, 10/7/19	200,000	199,852
Province of Quebec
4.875%, 5/5/14	540,000	587,872
4.625%, 5/14/18	540,000	562,796
7.500%, 9/15/29	410,000	543,492
Republic of Italy
3.500%, 7/15/11	1,390,000	1,442,740
5.250%, 9/20/16	1,130,000	1,212,411
Republic of Korea
5.750%, 4/16/14	300,000	323,486
7.125%, 4/16/19	250,000	293,218
Republic of Peru
7.125%, 3/30/19	500,000	576,750
6.550%, 3/14/37	270,000	292,950
Republic of Poland
6.375%, 7/15/19	600,000	674,052
Republic of South Africa
6.875%, 5/27/19	150,000	167,250
5.875%, 5/30/22	570,000	584,962
State of Israel
5.125%, 3/1/14	120,000	129,469
5.125%, 3/26/19	300,000	308,292
United Mexican States
6.375%, 1/16/13	270,000	296,055
5.625%, 1/15/17	960,000	996,480
8.300%, 8/15/31	270,000	345,600
6.050%, 1/11/40	540,000	538,650

		16,365,613

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Municipal Bonds (0.9%)
Central Puget Sound Regional Transportation Authority
5.491%, 11/1/39	$100,000	$104,553
City of San Antonio, Texas
5.985%, 2/1/39	50,000	56,124
Clark County, Nevada Airport Revenue
6.881%, 7/1/42	100,000	101,981
Illinois State Toll Highway Authority
5.293%, 1/1/24	3,000,000	3,037,590
Metro Wastewater Reclamation District
4.718%, 4/1/19	1,000,000	1,036,230
Metropolitan Washington Airports Authority
7.462%, 10/1/46	155,000	167,699
New Jersey State Turnpike Authority
7.414%, 1/1/40	1,000,000	1,232,800
New Jersey Transportation Trust Fund Authority
6.875%, 12/15/39	1,000,000	1,071,850
New York, New York Build America Bonds
5.206%, 10/1/31	75,000	75,000
North Texas Tollway Authority
6.718%, 1/1/49	144,000	161,592
State of California
7.550%, 4/1/39	3,495,000	3,884,588
State of Utah
4.554%, 7/1/24	90,000	92,035
University of Texas
6.276%, 8/15/41	2,900,000	3,124,228

		14,146,270

Supranational (1.1%)
African Development Bank
3.000%, 5/27/14	500,000	507,152
Asian Development Bank
3.000%, 2/15/11	400,000	411,556
2.750%, 5/21/14	500,000	505,204
4.250%, 10/20/14	540,000	569,547
Corp. Andina de Fomento
8.125%, 6/4/19	325,000	377,412
European Investment Bank
3.125%, 7/15/11	1,960,000	2,033,543
4.250%, 7/15/13	1,390,000	1,496,381
3.000%, 4/8/14	1,000,000	1,023,339
3.125%, 6/4/14	750,000	767,504
4.875%, 1/17/17	550,000	598,701
Export Development Canada
2.375%, 3/19/12	1,000,000	1,021,501
Inter-American Development Bank
4.375%, 9/20/12	550,000	587,807
3.000%, 4/22/14	500,000	510,846
5.125%, 9/13/16	280,000	310,145
International Bank for Reconstruction & Development
5.000%, 4/1/16	550,000	605,791
4.750%, 2/15/35	130,000	132,183
International Finance Corp.
3.000%, 4/22/14	750,000	761,956
Japan Finance Corp.
2.000%, 6/24/11	500,000	506,391
Kommunalbanken A/S
3.375%, 11/15/11	2,000,000	2,063,718
Korea Development Bank
8.000%, 1/23/14	500,000	571,455
Nordic Investment Bank
3.625%, 6/17/13	550,000	570,341
2.625%, 10/6/14	100,000	99,652

		16,032,125

U.S. Government Agencies (43.1%)
Federal Farm Credit Bank
3.875%, 8/25/11	20,000	21,021
1.125%, 10/3/11	400,000	398,506
Federal Home Loan Bank
3.375%, 10/20/10	2,780,000	2,861,457
1.625%, 1/21/11	1,500,000	1,519,545
1.625%, 7/27/11	2,500,000	2,528,665
5.375%, 8/19/11	1,960,000	2,117,900
1.250%, 9/28/11	1,000,000	1,001,535
1.375%, 9/28/11	1,000,000	1,001,792
1.250%, 10/19/11	100,000	100,207
1.875%, 6/20/12	250,000	252,433
2.000%, 9/24/12	500,000	500,403
5.125%, 8/14/13	1,110,000	1,231,704
4.000%, 9/6/13	1,400,000	1,495,074
5.500%, 8/13/14	1,120,000	1,269,340
5.000%, 11/17/17	1,690,000	1,846,202
5.500%, 7/15/36	270,000	298,143
Federal Home Loan Mortgage Corp.
4.750%, 1/18/11	2,000,000	2,105,250
1.625%, 4/26/11	4,000,000	4,050,256
3.875%, 6/29/11	5,730,000	6,030,716
1.750%, 6/15/12	4,300,000	4,322,700
2.000%, 6/15/12	150,000	150,918
2.000%, 10/1/12	300,000	300,606
4.500%, 7/15/13	2,800,000	3,041,270
2.500%, 1/7/14	1,690,000	1,700,126
3.250%, 2/18/14	610,000	614,059
2.500%, 4/23/14	6,000,000	6,010,218
5.000%, 7/15/14	1,680,000	1,864,921
3.000%, 7/28/14	4,500,000	4,587,498
5.000%, 4/18/17	300,000	331,413
5.125%, 11/17/17	32,000,000	35,554,592
4.875%, 6/13/18	4,300,000	4,687,679
5.000%, 7/1/19	3,434,177	3,651,094
5.000%, 2/1/22	4,239,343	4,496,519
5.500%, 5/1/22	4,122,105	4,391,974
4.500%, 2/1/24	5,471,784	5,673,770
4.000%, 7/1/24	2,969,557	3,026,976
4.500%, 8/1/24	996,153	1,033,236
6.500%, 5/1/26	835,242	893,644
6.500%, 8/1/26	1,615,774	1,728,752
6.500%, 9/1/27	1,301,038	1,392,008
6.750%, 3/15/31	550,000	719,634
6.250%, 7/15/32	280,000	353,198
5.000%, 12/1/34	18,636,080	19,340,757
6.000%, 3/1/36	919,814	975,685
5.500%, 10/1/36	858,274	901,523
6.000%, 10/1/36	883,635	935,652
5.500%, 5/1/37	915,738	960,308
6.000%, 6/1/37	234,840	248,591
6.500%, 11/1/37	4,901,594	5,236,664
5.500%, 12/1/37	953,682	999,951
5.500%, 1/1/38	1,693,428	1,776,644
5.500%, 2/1/38	17,539,263	18,392,932
5.500%, 3/1/38	1,230,935	1,290,654
6.000%, 3/1/38	47,454	50,195
6.500%, 5/1/38	855,888	914,396
5.500%, 6/1/38	1,434,776	1,504,385
6.000%, 6/1/38	370,873	392,299
6.000%, 7/1/38	187,691	198,447
6.000%, 8/1/38	691,030	730,630

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
5.500%, 9/1/38	$872,079	$914,934
6.000%, 9/1/38	3,417,465	3,613,357
6.000%, 10/1/38	211,788	223,924
5.500%, 11/1/38	664,445	696,681
5.500%, 12/1/38	3,426,993	3,595,398
6.000%, 12/1/38	1,213,127	1,282,644
6.000%, 1/1/39	3,818,879	4,037,718
6.000%, 2/1/39	8,260,503	8,737,431
6.000%, 3/1/39	3,372,086	3,565,322
4.500%, 4/1/39	4,949,403	5,014,364
4.000%, 5/1/39	990,998	981,747
4.000%, 6/1/39	2,985,257	2,957,387
4.500%, 6/1/39	1,987,008	2,013,088
4.500%, 7/1/39	6,025,000	6,104,078
4.500%, 8/1/39	2,996,274	3,041,218
5.000%, 10/15/39 TBA	5,000,000	5,164,844
Federal National Mortgage Association
2.000%, 3/2/11	490,000	492,063
6.000%, 5/15/11	1,120,000	1,212,653
5.000%, 2/16/12	2,230,000	2,424,327
2.500%, 2/17/12	2,110,000	2,124,333
2.000%, 9/28/12	300,000	300,411
2.170%, 3/21/13	500,000	500,305
4.625%, 10/15/13	4,460,000	4,870,614
3.000%, 9/15/14	500,000	500,762
3.000%, 9/16/14	1,000,000	1,016,507
5.000%, 2/13/17	2,810,000	3,106,545
5.000%, 5/11/17	1,390,000	1,536,246
4.500%, 3/1/23	8,046,209	8,483,407
5.500%, 7/1/23	49,793	52,773
6.000%, 7/1/23	5,118,918	5,466,444
5.500%, 8/1/23	53,811	57,031
5.500%, 11/1/23	896,396	950,040
5.000%, 4/1/24	4,265,759	4,484,879
4.000%, 7/1/24	3,048,914	3,107,629
6.250%, 5/15/29	850,000	1,042,936
7.125%, 1/15/30	550,000	742,240
6.625%, 11/15/30	500,000	645,356
6.000%, 11/1/32	4,530,915	4,826,487
5.000%, 6/1/33	16,065,592	16,680,602
5.500%, 6/1/33	23,190	24,403
6.000%, 10/1/33	6,345,961	6,758,944
5.500%, 11/1/34	13,161,692	13,837,772
5.500%, 11/1/35	13,618,815	14,305,608
5.500%, 1/1/36	84,917	89,173
5.500%, 3/1/36	791,761	831,442
5.000%, 5/1/36	13,669,969	14,163,368
5.500%, 9/1/36	421,014	441,983
6.000%, 9/1/36	10,157,913	10,765,007
6.500%, 9/1/36	4,694,629	5,035,356
5.500%, 12/1/36	17,583,303	18,459,034
6.500%, 12/1/36	6,812,288	7,320,548
5.500%, 1/1/37	38,529	40,400
5.500%, 5/1/37	399,999	419,234
5.500%, 6/1/37	2,295,965	2,406,369
5.500%, 7/1/37	35,535	37,243
5.671%, 7/1/37(l)	9,500,212	10,082,105
6.000%, 7/1/37	8,792,672	9,310,638
5.564%, 8/1/37(l)	8,931,411	9,478,465
6.000%, 8/1/37	5,233,326	5,539,558
5.500%, 9/1/37	34,222	35,862
5.500%, 10/1/37	23,239,400	24,353,257
6.000%, 10/1/37	322,801	341,488
5.500%, 11/1/37	4,280,196	4,485,344
6.500%, 11/1/37	3,783,180	4,050,662
5.500%, 12/1/37	3,281,687	3,438,977
5.500%, 1/1/38	17,542,977	18,383,807
5.500%, 3/1/38	2,588,646	2,712,719
5.500%, 5/1/38	486,392	509,705
5.500%, 6/1/38	4,976,457	5,214,977
5.500%, 7/1/38	3,755,086	3,935,067
5.500%, 8/1/38	3,335,560	3,495,433
5.500%, 9/1/38	3,249,604	3,405,357
5.500%, 10/1/38	300,000	314,379
5.500%, 11/1/38	14,069,856	14,744,220
5.500%, 12/1/38	399,613	418,767
4.500%, 1/1/39	41,044	41,634
5.500%, 1/1/39	831,079	870,912
5.109%, 2/1/39(l)	9,157,756	9,718,673
4.500%, 4/1/39	7,329,161	7,434,889
4.500%, 5/1/39	2,991,026	3,035,891
4.000%, 6/1/39	2,481,844	2,461,970
4.000%, 7/1/39	169,556	168,198
4.500%, 7/1/39	6,976,418	7,081,064
4.000%, 8/1/39	2,218,121	2,200,358
4.000%, 9/1/39	4,597,111	4,560,298
4.000%, 10/25/24 TBA	2,000,000	2,034,688
4.500%, 10/25/39 TBA	5,000,000	5,064,063
5.500%, 10/25/39 TBA	46,300,000	48,430,522
Government National Mortgage Association
6.500%, 5/15/31	7,190	7,750
6.500%, 9/15/36	10,555	11,271
6.500%, 10/15/37	2,385,550	2,540,704
6.500%, 8/15/38	416,905	444,021
6.000%, 9/15/38	3,468,010	3,671,485
6.500%, 9/15/38	415,834	442,880
6.000%, 10/15/38	5,716,422	6,051,816
6.500%, 10/15/38	958,532	1,024,135
6.000%, 11/15/38	448,774	475,104
6.000%, 12/15/38	1,405,917	1,488,405
6.000%, 1/15/39	950,627	1,006,478
6.000%, 2/15/39	57,918	61,316
4.500%, 4/15/39	1,295,186	1,317,497
4.000%, 6/15/39	125,104	124,039
4.500%, 6/15/39	5,992,186	6,095,411
5.000%, 6/15/39	4,156,993	4,314,621
4.000%, 7/15/39	874,896	867,446
4.500%, 9/15/39	2,000,000	2,034,453
5.000%, 9/15/39	5,343,008	5,545,039
5.000%, 10/15/39 TBA	3,000,000	3,104,531
5.500%, 10/15/39 TBA	15,000,000	15,737,109

		661,230,734

U.S. Treasuries (18.6%)
U.S. Treasury Bonds
11.250%, 2/15/15	3,930,000	5,660,120
9.250%, 2/15/16	840,000	1,157,297
7.250%, 5/15/16	2,780,000	3,518,654
8.750%, 5/15/17	1,680,000	2,327,457
9.125%, 5/15/18	840,000	1,215,309
8.875%, 2/15/19	4,000,000	5,783,752
8.125%, 8/15/19	1,980,000	2,759,007
8.750%, 8/15/20	2,880,000	4,221,449
7.875%, 2/15/21	840,000	1,171,012
8.125%, 8/15/21	840,000	1,196,212
8.000%, 11/15/21	2,000,000	2,830,938
7.125%, 2/15/23	840,000	1,126,388
6.750%, 8/15/26	2,240,000	2,995,301
6.625%, 2/15/27	1,550,000	2,055,204
6.125%, 11/15/27	600,000	762,000
5.500%, 8/15/28	2,300,000	2,743,829

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
5.250%, 11/15/28	$1,800,000	$2,089,688
5.250%, 2/15/29	2,800,000	3,250,187
6.125%, 8/15/29	3,100,000	3,982,046
6.250%, 5/15/30	1,840,000	2,408,100
5.375%, 2/15/31	1,000,000	1,188,125
4.500%, 2/15/36	2,630,000	2,824,783
4.750%, 2/15/37	1,120,000	1,249,675
4.375%, 2/15/38	1,940,000	2,043,670
4.500%, 5/15/38	1,130,000	1,215,986
3.500%, 2/15/39	2,550,000	2,310,142
4.250%, 5/15/39	2,100,000	2,172,515
4.500%, 8/15/39	2,700,000	2,910,937
U.S. Treasury Notes
0.875%, 12/31/10	2,000,000	2,008,594
0.875%, 1/31/11	6,010,000	6,035,122
0.875%, 2/28/11	5,000,000	5,019,140
4.500%, 2/28/11	6,990,000	7,372,269
0.875%, 4/30/11#	359,000	359,982
4.875%, 4/30/11	4,320,000	4,602,995
0.875%, 5/31/11	2,000,000	2,004,766
4.875%, 5/31/11	10,000,000	10,685,940
5.125%, 6/30/11	8,280,000	8,901,969
1.000%, 7/31/11	8,500,000	8,524,242
4.875%, 7/31/11	3,500,000	3,756,620
5.000%, 8/15/11	3,480,000	3,749,293
1.000%, 8/31/11	3,000,000	3,005,274
4.500%, 9/30/11	5,040,000	5,393,586
4.500%, 11/30/11	1,390,000	1,492,513
4.625%, 12/31/11	2,800,000	3,018,968
4.875%, 2/15/12	2,800,000	3,045,655
4.500%, 3/31/12	2,820,000	3,049,125
1.500%, 7/15/12	2,500,000	2,512,500
4.625%, 7/31/12	550,000	600,531
1.750%, 8/15/12	3,000,000	3,030,936
4.000%, 11/15/12	2,800,000	3,018,968
3.875%, 2/15/13	2,500,000	2,686,523
2.750%, 2/28/13	3,480,000	3,612,946
3.500%, 5/31/13	1,680,000	1,785,657
3.375%, 7/31/13	2,520,000	2,669,232
3.125%, 9/30/13	3,650,000	3,824,802
2.750%, 10/31/13	2,520,000	2,600,718
2.000%, 11/30/13	5,050,000	5,057,100
1.500%, 12/31/13	2,940,000	2,878,675
1.750%, 1/31/14	8,090,000	7,988,875
4.750%, 5/15/14	19,000,000	21,179,072
2.250%, 5/31/14	2,000,000	2,006,094
2.625%, 6/30/14	2,000,000	2,035,624
2.625%, 7/31/14	4,700,000	4,778,579
4.250%, 8/15/14	2,230,000	2,437,669
2.375%, 8/31/14	1,800,000	1,806,750
2.375%, 9/30/14	3,000,000	3,007,740
4.250%, 11/15/14	1,200,000	1,310,626
4.000%, 2/15/15	2,410,000	2,596,775
4.125%, 5/15/15	2,000,000	2,165,624
4.250%, 8/15/15	2,790,000	3,038,483
4.875%, 8/15/16	1,380,000	1,552,715
3.000%, 8/31/16	1,500,000	1,508,907
4.625%, 2/15/17	1,380,000	1,527,810
4.750%, 8/15/17	2,370,000	2,640,884
4.250%, 11/15/17	2,790,000	3,006,225
3.500%, 2/15/18	3,180,000	3,247,823
3.875%, 5/15/18	2,200,000	2,305,703
4.000%, 8/15/18	2,670,000	2,818,727
3.750%, 11/15/18	9,810,000	10,151,054
2.750%, 2/15/19	3,800,000	3,626,329
3.125%, 5/15/19	3,700,000	3,640,741
3.625%, 8/15/19^	9,300,000	9,545,576

		285,398,829

Total Government Securities		993,173,571

Total Long-Term Debt Securities (104.9%) (Cost $1,607,892,851)		1,608,164,267

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.3%)
Federal Home Loan Mortgage Corp.
0.12%, 2/23/10 (o)(p)	$1,700,000	1,699,179
Federal National Mortgage Association
0.05%, 12/17/09 (o)(p)	900,000	899,903
0.15%, 3/10/10 (o)(p)	2,000,000	1,998,666

Total Government Securities		4,597,748

Short-Term Investments of Cash Collateral for Securities Loaned (0.8%)
BBVA Senior Finance S.A.
0.35%, 3/12/10 (l)	2,820,000	2,819,194
General Electric Capital Corp.
0.40%, 3/12/10 (l)	510,000	504,603
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)(l)(s)	3,199,979	535,996
Monumental Global Funding II
0.43%, 5/26/10 (l)	6,020,000	5,794,250
Pricoa Global Funding I
0.40%, 6/25/10 (l)	3,839,713	3,614,898

Total Short-Term Investments of Cash Collateral for Securities Loaned		13,268,941

Time Deposit (2.5%)
JPMorgan Chase Nassau
0.000%, 10/1/09	38,121,966	38,121,966

Total Short-Term Investments (3.6%) (Cost/Amortized Cost $59,108,213)		55,988,655

Total Investments Before Securities Sold Short (108.5%) (Cost/Amortized Cost $1,667,001,064)		1,664,152,922

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
U.S. Government Agencies (-0.7%)
Federal Home Loan Mortgage Corp.
6.000%, 11/15/39 TBA	$(6,000,000)	$(6,311,953)
Federal National Mortgage Association
6.000%, 10/25/39 TBA	(1,500,000)	(1,582,266)
6.000%, 11/25/39 TBA	(2,500,000)	(2,629,101)

Total Securities Sold Short (-0.7%) (Proceeds Received $10,517,000)		(10,523,320)

Total Investments after Securities Sold Short (107.8%) (Cost/Amortized Cost $1,656,484,064)		1,653,629,602
Other Assets Less Liabilities (-7.8%)		(119,856,468)

Net Assets (100%)		$1,533,773,134

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2009, the market value of these securities amounted to $120,406,936 or 7.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

†	Securities (totaling $15,835,636 or 1.0% of net assets) at fair value.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(b)	Illiquid Security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2009. Maturity date disclosed is the ultimate maturity date.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2009.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2009.

(p)	Yield to maturity.

(s)	Issuer in bankruptcy.

Glossary:

AUD — Australian Dollar

CMO — Collateralized Mortgage Obligation

EUR — European Currency Unit

PIK — Payment-in Kind Security

TBA — Security is subject to delayed delivery.

At September 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2009	Unrealized Appreciation/ (Depreciation)
EURODollar	229	June-10	$56,486,575	$56,694,675	$208,100
EURODollar	103	December-10	25,215,500	25,298,088	82,588

					$290,688

At September 30, 2009 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
Australian Dollar vs. U.S. Dollar, expiring 11/5/09	1,670	1,918	$1,669,548	$1,687,469	$(17,921)
European Union vs. U.S. Dollar, expiring 10/16/09	325	255	324,821	373,154	(48,333)
European Union vs. U.S. Dollar, expiring 1/15/10	3,418	2,460	3,418,170	3,599,390	(181,220)

					$(247,474)

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$16,299,204	$—	$16,299,204
Non-Agency CMO	—	35,724,167	—	35,724,167
Convertible Bonds
Financials	—	2,365,200	—	2,365,200
Corporate Bonds
Consumer Discretionary	—	93,334,573	3,993,500	97,328,073
Consumer Staples	—	31,931,730	—	31,931,730
Energy	—	37,520,158	8,820,000	46,340,158
Financials	—	210,879,764	—	210,879,764
Health Care	—	35,682,185	3,022,136	38,704,321
Industrials	—	19,228,703	—	19,228,703
Information Technology	—	13,755,036	—	13,755,036
Materials	—	29,708,043	—	29,708,043
Telecommunication Services	—	43,034,336	—	43,034,336
Utilities	—	29,691,961	—	29,691,961
Futures	290,688	—	—	290,688
Government Securities
Foreign Governments	—	16,365,613	—	16,365,613
Municipal Bonds	—	14,146,270	—	14,146,270
Supranational	—	16,032,125	—	16,032,125
U.S. Government Agencies	—	661,230,734	—	661,230,734
U.S. Treasuries	—	285,398,829	—	285,398,829
Short-Term Investments	—	55,988,655	—	55,988,655

Total Asset	$290,688	$1,648,317,286	$15,835,636	$1,664,443,610

Liability:
Forward Currency Contracts	$—	$(247,474)	$—	$(247,474)
Government Securities
U.S. Government Agencies	—	(10,523,320)	—	(10,523,320)

Total Liability	$—	$(10,770,794)	$—	$(10,770,794)

Total	$290,688	$1,637,546,492	$15,835,636	$1,653,672,816

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities- Consumer Discretionary	Investments in Securities-Energy	Investments in Securities- Health Care
Balance as of 12/31/08	$—	$7,087,500	$3,597,696
Total gains or losses (realized/unrealized) included in earnings	67,813	1,732,500	143,890
Purchases, sales, issuances, and settlements (net)	3,925,687	—	(719,450)
Transfers in and/or out of Level 3	—	—	—

Balance as of 9/30/09	$3,993,500	$8,820,000	$3,022,136

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/09	$1,895,264

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$3,190,044,476
Long-term U.S. Treasury securities	710,971,311

$3,901,015,787

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$3,129,561,861
Long-term U.S. Treasury securities	417,411,236

$3,546,973,097

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$45,529,701
Aggregate gross unrealized depreciation	(53,044,206)

Net unrealized depreciation	$(7,514,505)

Federal income tax cost of investments	$1,671,667,427

At September 30, 2009, the Portfolio had loaned securities with a total value of $7,204,533. This was secured by collateral of $16,389,692 which was received as cash and subsequently invested in short-term investments currently valued at $13,268,941, as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $298,581,254 of which $114,524,895 expires in the year 2009, $91,978,211 expires in the year 2010, $11,568,090 expires in the year 2014, and $80,510,058 expires in the year 2016.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.9%)
Auto Components (0.3%)
Amerigon, Inc.*	11,700	$85,995
ArvinMeritor, Inc.	5,200	40,664
China Automotive Systems, Inc.*	3,100	28,799
Cooper Tire & Rubber Co.^	32,700	574,866
Dorman Products, Inc.*	1,300	19,526
Drew Industries, Inc.*^	6,300	136,647
Fuel Systems Solutions, Inc.*^	7,800	280,722
Hawk Corp., Class A*	600	8,232
Raser Technologies, Inc.*^	25,600	39,168
Standard Motor Products, Inc.	4,900	74,480
Wonder Auto Technology, Inc.*	7,900	94,800

		1,383,899

Automobiles (0.0%)
Winnebago Industries, Inc.*	2,400	35,304

Distributors (0.1%)
Core-Mark Holding Co., Inc.*	1,500	42,900
LKQ Corp.*	27,034	501,210

		544,110

Diversified Consumer Services (2.6%)
American Public Education, Inc.*	10,100	350,874
Bridgepoint Education, Inc.*	50,667	773,179
Capella Education Co.*^	8,129	547,407
ChinaCast Education Corp.*	16,500	119,955
Coinstar, Inc.*^	133,337	4,397,454
Corinthian Colleges, Inc.*^	45,000	835,200
CPI Corp.	2,900	36,163
Grand Canyon Education, Inc.*	51,129	911,630
K12, Inc.*^	48,605	801,010
Learning Tree International, Inc.*	4,600	52,394
Lincoln Educational Services Corp.*^	5,400	123,552
Mac-Gray Corp.*	1,500	16,170
Matthews International Corp., Class A	16,876	597,073
Nobel Learning Communities, Inc.*	2,200	20,636
Pre-Paid Legal Services, Inc.*^	4,100	208,280
Princeton Review, Inc.*	9,200	38,640
Sotheby’s, Inc.^	153,949	2,652,541
Steiner Leisure Ltd.*	4,300	153,768
Universal Technical Institute, Inc.*^	11,000	216,700
Weight Watchers International, Inc.	30,000	823,200

		13,675,826

Hotels, Restaurants & Leisure (4.9%)
AFC Enterprises, Inc.*	1,600	13,472
Ambassadors Group, Inc.	10,200	159,630
Ameristar Casinos, Inc.	14,200	224,076
Bally Technologies, Inc.*^	151,307	5,805,650
Benihana, Inc., Class A*	3,800	21,774
BJ’s Restaurants, Inc.*^	224,724	3,368,613
Buffalo Wild Wings, Inc.*	10,000	416,100
California Pizza Kitchen, Inc.*^	10,800	168,696
Caribou Coffee Co., Inc.*	4,100	29,602
Carrols Restaurant Group, Inc.*	6,500	49,140
CEC Entertainment, Inc.*	12,800	331,008
Cheesecake Factory, Inc.*^	33,900	627,828
Choice Hotels International, Inc.	30,918	960,313
CKE Restaurants, Inc.	93,114	976,766
Cracker Barrel Old Country Store, Inc.^	9,300	319,920
Denny’s Corp.*^	53,900	143,374
DineEquity, Inc.^	10,000	247,500
Domino’s Pizza, Inc.*	2,400	21,216
Dover Downs Gaming & Entertainment, Inc.	7,800	44,460
Einstein Noah Restaurant Group, Inc.*	2,800	33,712
Great Wolf Resorts, Inc.*^	130,510	465,921
Interval Leisure Group, Inc.*	20,700	258,336
Isle of Capri Casinos, Inc.*^	8,700	102,573
Jack in the Box, Inc.*^	32,259	660,987
Krispy Kreme Doughnuts, Inc.*	32,500	116,025
Lakes Entertainment, Inc.*	4,800	16,128
Life Time Fitness, Inc.*^	2,000	56,100
Marcus Corp.	1,000	12,790
Monarch Casino & Resort, Inc.*^	3,496	37,617
Morgans Hotel Group Co.*	8,200	44,444
Multimedia Games, Inc.*	4,700	24,064
P.F. Chang’s China Bistro, Inc.*^	23,782	807,874
Papa John’s International, Inc.*	9,900	243,243
Peet’s Coffee & Tea, Inc.*	6,400	180,672
Pinnacle Entertainment, Inc.*	55,733	567,919
Red Robin Gourmet Burgers, Inc.*^	2,200	44,924
Ruth’s Hospitality Group, Inc.*	8,900	37,558
Scientific Games Corp., Class A*	62,600	990,958
Shuffle Master, Inc.*	423,026	3,984,905
Sonic Corp.*^	30,875	341,477
Steak n Shake Co.*	82,857	975,227
Texas Roadhouse, Inc., Class A*^	27,900	296,298
Town Sports International Holdings, Inc.*^	7,700	19,327
Universal Travel Group*^	5,100	65,790
WMS Industries, Inc.*	24,027	1,070,643
Youbet.com, Inc.*	17,200	36,120

		25,420,770

Household Durables (1.3%)
Blyth, Inc.	300	11,619
Hovnanian Enterprises, Inc., Class A*^	16,700	64,128
iRobot Corp.*	11,000	135,410
M/I Homes, Inc.*	1,600	21,744
National Presto Industries, Inc.	2,700	233,577
NIVS IntelliMedia Technology Group, Inc.*	2,400	6,432
Sealy Corp.*^	6,000	19,200
Tempur-Pedic International, Inc.*	42,286	800,897
Tupperware Brands Corp.	35,000	1,397,200
Universal Electronics, Inc.*	214,376	4,377,558

		7,067,765

Internet & Catalog Retail (1.1%)
1-800-FLOWERS.COM, Inc., Class A*	3,400	11,730
Blue Nile, Inc.*	7,100	441,052
Drugstore.Com, Inc.*	48,300	117,369
HSN, Inc.*	22,100	359,788
Netflix, Inc.*^	48,616	2,244,601
NutriSystem, Inc.^	17,300	263,998
Orbitz Worldwide, Inc.*	9,000	55,620
Overstock.com, Inc.*^	8,800	129,096
PetMed Express, Inc.^	13,300	250,705
Shutterfly, Inc.*^	83,020	1,380,622
Stamps.com, Inc.*	7,000	64,750
Ticketmaster Entertainment, Inc.*	21,100	246,659

		5,565,990

Leisure Equipment & Products (0.5%)
Brunswick Corp.^	32,599	390,536
See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Leapfrog Enterprises, Inc.*	4,900	$20,139
Polaris Industries, Inc.^	41,203	1,680,259
Pool Corp.	14,506	322,323
Smith & Wesson Holding Corp.*^	34,200	178,866
Sport Supply Group, Inc.	1,400	14,266
Sturm Ruger & Co., Inc.^	10,000	129,400

		2,735,789

Media (1.1%)
Arbitron, Inc.^	14,500	301,020
Carmike Cinemas, Inc.*	5,200	52,572
Cinemark Holdings, Inc.	85,610	886,920
CKX, Inc.*	32,300	216,733
Crown Media Holdings, Inc., Class A*^	3,700	5,772
Dolan Media Co.*	16,700	200,233
Global Sources Ltd.*	1,450	9,961
Knology, Inc.*	6,000	58,500
Live Nation, Inc.*	137,354	1,124,929
LodgeNet Interactive Corp.*^	60,069	453,521
Martha Stewart Living Omnimedia, Inc., Class A*^	14,200	88,892
Mediacom Communications Corp., Class A*	7,900	45,504
National CineMedia, Inc.	87,428	1,483,653
Playboy Enterprises, Inc., Class B*	12,600	38,052
RCN Corp.*	20,500	190,650
Reading International, Inc., Class A*	1,900	7,809
Rentrak Corp.*	5,300	94,658
Valassis Communications, Inc.*	22,000	393,360
Value Line, Inc.	700	21,609
World Wrestling Entertainment, Inc., Class A	9,500	133,095

		5,807,443

Multiline Retail (0.1%)
99 Cents Only Stores*	22,900	308,005
Fred’s, Inc., Class A	6,800	86,564

		394,569

Specialty Retail (2.6%)
America’s Car-Mart, Inc.*	3,400	81,430
bebe Stores, Inc.	13,500	99,360
Big 5 Sporting Goods Corp.^	12,000	181,200
Buckle, Inc.^	13,000	443,820
Cato Corp., Class A	15,400	312,466
Charlotte Russe Holding, Inc.*^	8,100	141,750
Charming Shoppes, Inc.*^	5,200	25,532
Children’s Place Retail Stores, Inc.*^	12,400	371,504
Christopher & Banks Corp.	2,700	18,279
Citi Trends, Inc.*	8,200	233,454
Coldwater Creek, Inc.*^	25,700	210,740
Collective Brands, Inc.*	15,500	268,615
Destination Maternity Corp.*	2,700	48,951
Dress Barn, Inc.*^	6,600	118,338
DSW, Inc., Class A*	600	9,582
Finish Line, Inc., Class A	13,000	132,080
Genesco, Inc.*	203,252	4,892,276
Gymboree Corp.*	13,000	628,940
hhgregg, Inc.*^	7,200	121,968
Hibbett Sports, Inc.*^	16,000	291,680
HOT Topic, Inc.*	14,800	110,852
J. Crew Group, Inc.*^	28,325	1,014,601
Jo-Ann Stores, Inc.*	5,500	147,565
JoS. A. Bank Clothiers, Inc.*^	10,300	461,131
Kirkland’s, Inc.*	7,100	101,175
Lumber Liquidators, Inc.*^	24,169	524,226
Men’s Wearhouse, Inc.	1,600	39,520
Midas, Inc.*	8,300	78,020
Monro Muffler Brake, Inc.	9,300	295,647
OfficeMax, Inc.*	30,700	386,206
Sally Beauty Holdings, Inc.*	13,200	93,852
Sonic Automotive, Inc., Class A^	3,500	36,750
Stein Mart, Inc.*^	13,500	171,585
Systemax, Inc.*	2,600	31,538
Talbots, Inc.^	8,800	81,224
Tractor Supply Co.*	20,100	973,242
Tween Brands, Inc.*	1,900	15,941
Ulta Salon Cosmetics & Fragrance, Inc.*	15,500	255,905
Wet Seal, Inc., Class A*^	55,800	210,924
Zumiez, Inc.*	10,500	172,305

		13,834,174

Textiles, Apparel & Luxury Goods (2.3%)
American Apparel, Inc.*^	19,300	67,743
Carter’s, Inc.*	25,200	672,840
Cherokee, Inc.^	4,300	103,071
Crocs, Inc.*^	17,200	114,380
Deckers Outdoor Corp.*^	7,300	619,405
FGX International Holdings Ltd.*	8,100	112,995
Fossil, Inc.*	26,500	753,925
Fuqi International, Inc.*^	7,000	204,960
G-III Apparel Group Ltd.*	2,100	29,715
K-Swiss, Inc., Class A^	8,400	73,836
Liz Claiborne, Inc.^	37,000	182,410
Lululemon Athletica, Inc.*	22,600	514,150
Maidenform Brands, Inc.*	10,600	170,236
Oxford Industries, Inc.	4,900	96,530
Steven Madden Ltd.*	8,700	320,247
Timberland Co., Class A*	15,600	217,152
True Religion Apparel, Inc.*^	189,150	4,904,660
Under Armour, Inc., Class A*	18,400	512,072
UniFirst Corp.	1,500	66,675
Volcom, Inc.*^	10,900	179,632
Warnaco Group, Inc.*	25,700	1,127,202
Weyco Group, Inc.	3,900	89,310
Wolverine World Wide, Inc.	27,600	685,584

		11,818,730

Total Consumer Discretionary		88,284,369

Consumer Staples (2.2%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	4,800	177,984
Coca-Cola Bottling Co. Consolidated	2,200	106,546
National Beverage Corp.*^	3,200	36,832

		321,362

Food & Staples Retailing (0.3%)
Arden Group, Inc., Class A	700	83,650
Casey’s General Stores, Inc.^	17,200	539,736
Diedrich Coffee, Inc.*^	1,800	43,290
Pantry, Inc.*	1,800	28,224
Pricesmart, Inc.	8,900	166,875
Ruddick Corp.^	4,300	114,466
Susser Holdings Corp.*	600	7,542
United Natural Foods, Inc.*	24,200	578,864
Village Super Market, Inc., Class A	3,300	97,251
Weis Markets, Inc.	1,200	38,340

		1,698,238

Food Products (0.8%)
AgFeed Industries, Inc.*^	15,500	82,770
Alico, Inc.^	1,900	55,841
American Dairy, Inc.*	5,000	141,650
American Italian Pasta Co., Class A*	8,300	225,594

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
B&G Foods, Inc., Class A	3,100	$25,389
Calavo Growers, Inc.	5,500	104,390
Cal-Maine Foods, Inc.^	7,500	200,775
Darling International, Inc.*	45,900	337,365
Diamond Foods, Inc.^	7,200	228,384
Farmer Bros Co.	1,700	35,190
Hain Celestial Group, Inc.*^	6,100	116,937
HQ Sustainable Maritime Industries, Inc.*^	5,700	50,160
J&J Snack Foods Corp.	7,900	341,201
Lancaster Colony Corp.	10,700	548,589
Lance, Inc.	15,400	397,628
Lifeway Foods, Inc.*	2,300	25,277
Overhill Farms, Inc.*	9,100	55,055
Sanderson Farms, Inc.	11,400	429,096
Smart Balance, Inc.*	27,700	170,078
Synutra International, Inc.*^	10,100	138,471
Tootsie Roll Industries, Inc.^	13,368	317,891
Zhongpin, Inc.*^	12,000	176,640

		4,204,371

Household Products (0.0%)
Orchids Paper Products Co.*^	2,800	56,000
WD-40 Co.	6,400	181,760

		237,760

Personal Products (0.9%)
American Oriental Bioengineering, Inc.*	12,700	61,722
Bare Escentuals, Inc.*	36,700	436,363
Chattem, Inc.*	10,300	684,023
China Sky One Medical, Inc.*	6,100	80,459
China-Biotics, Inc.*	4,200	67,200
Female Health Co.*^	9,200	46,460
Herbalife Ltd.	68,844	2,253,953
Inter Parfums, Inc.^	2,000	24,420
Medifast, Inc.*^	7,400	160,728
Nu Skin Enterprises, Inc., Class A	27,400	507,722
Revlon, Inc., Class A*^	5,500	26,730
Schiff Nutrition International, Inc.	500	2,605
USANA Health Sciences, Inc.*	3,400	115,974

		4,468,359

Tobacco (0.1%)
Alliance One International, Inc.*	33,900	151,872
Star Scientific, Inc.*^	43,800	40,734
Universal Corp.	1,100	46,002
Vector Group Ltd.	21,525	335,359

		573,967

Total Consumer Staples		11,504,057

Energy (4.1%)
Energy Equipment & Services (2.0%)
Bolt Technology Corp.*	1,800	22,626
Cal Dive International, Inc.*	6,000	59,340
CARBO Ceramics, Inc.	10,000	515,500
Dril-Quip, Inc.*^	16,300	809,132
ENGlobal Corp.*	10,000	41,200
Geokinetics, Inc.*	2,100	44,520
Gulf Island Fabrication, Inc.^	500	9,370
GulfMark Offshore, Inc.*	6,700	219,358
Hercules Offshore, Inc.*	5,700	27,987
ION Geophysical Corp.*^	4,500	15,840
Lufkin Industries, Inc.	92,202	4,903,302
Matrix Service Co.*	4,400	47,828
NATCO Group, Inc., Class A*	2,100	92,988
Natural Gas Services Group, Inc.*	800	14,096
OYO Geospace Corp.*	106,191	2,742,914
PHI, Inc.*	4,000	81,120
Pioneer Drilling Co.*	5,100	37,434
RPC, Inc.	15,200	159,296
Sulphco, Inc.*^	40,900	56,033
TETRA Technologies, Inc.*	22,400	217,056
TGC Industries, Inc.*	6,000	29,100
Willbros Group, Inc.*	22,100	336,583

		10,482,623

Oil, Gas & Consumable Fuels (2.1%)
Apco Oil and Gas International, Inc.	5,200	119,184
Approach Resources, Inc.*	2,300	20,884
Arena Resources, Inc.*	21,600	766,800
Atlas Energy, Inc.	9,200	249,044
ATP Oil & Gas Corp.*	4,400	78,716
BPZ Resources, Inc.*^	40,900	307,568
Brigham Exploration Co.*	25,500	231,540
Carrizo Oil & Gas, Inc.*^	35,700	874,293
Cheniere Energy, Inc.*^	10,600	31,058
Clean Energy Fuels Corp.*	19,700	283,877
Contango Oil & Gas Co.*	6,400	326,784
CREDO Petroleum Corp.*	3,400	34,408
CVR Energy, Inc.*	1,200	14,928
Delta Petroleum Corp.*	53,000	92,750
Endeavour International Corp.*	59,400	71,874
Evergreen Energy, Inc.*	76,900	47,678
FX Energy, Inc.*	22,000	71,060
GMX Resources, Inc.*^	7,100	111,541
Golar LNG Ltd.	11,700	129,402
Goodrich Petroleum Corp.*^	24,025	620,085
Gulfport Energy Corp.*	13,900	121,486
Isramco, Inc.*^	600	78,384
James River Coal Co.*	15,500	296,205
McMoRan Exploration Co.*	42,000	317,100
Northern Oil and Gas, Inc.*^	17,000	142,800
Panhandle Oil and Gas, Inc., Class A	3,800	81,168
PrimeEnergy Corp.*	400	11,472
Rex Energy Corp.*^	11,000	91,850
Ship Finance International Ltd.	15,419	189,500
Syntroleum Corp.*	35,800	96,660
Teekay Tankers Ltd., Class A^	7,000	58,450
Toreador Resources Corp.*	10,800	107,892
Uranerz Energy Corp.*	21,800	49,922
Uranium Energy Corp.*^	24,900	73,455
VAALCO Energy, Inc.*	2,600	11,960
Venoco, Inc.*	44,070	507,246
W&T Offshore, Inc.^	18,000	210,780
Warren Resources, Inc.*	18,500	54,760
Westmoreland Coal Co.*	1,400	11,382
Whiting Petroleum Corp.*^	51,840	2,984,947
World Fuel Services Corp.^	16,600	797,962
Zion Oil & Gas, Inc.*	6,800	66,368

		10,845,223

Total Energy		21,327,846

Financials (6.2%)
Capital Markets (1.7%)
BGC Partners, Inc., Class A	12,000	51,360
Broadpoint Gleacher Securities, Inc.*^	173,235	1,444,780
Calamos Asset Management, Inc., Class A	800	10,448
Cohen & Steers, Inc.^	4,800	115,200
Diamond Hill Investment Group, Inc.*	1,100	63,767
Duff & Phelps Corp., Class A	117,049	2,242,659
Epoch Holding Corp.	6,800	59,500
Evercore Partners, Inc., Class A^	21,698	634,016

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
GAMCO Investors, Inc., Class A	2,400	$109,680
GFI Group, Inc.	92,749	670,575
International Assets Holding Corp.*	2,200	36,322
JMP Group, Inc.	800	7,728
KBW, Inc.*	9,000	289,980
Knight Capital Group, Inc., Class A*	26,200	569,850
Main Street Capital Corp.	2,647	37,667
MF Global Ltd.*	89,800	652,846
optionsXpress Holdings, Inc.	23,500	406,080
Penson Worldwide, Inc.*^	7,000	68,180
Pzena Investment Management, Inc., Class A*^	4,900	40,033
Riskmetrics Group, Inc.*^	12,100	176,902
Safeguard Scientifics, Inc.*	4,483	49,178
Stifel Financial Corp.*^	16,800	922,320
SWS Group, Inc.	800	11,520
Teton Advisors, Inc., Class B(b)^†	29	75
TradeStation Group, Inc.*	5,000	40,750
U.S. Global Investors, Inc., Class A	6,000	73,980
Westwood Holdings Group, Inc.	2,900	100,630

		8,886,026

Commercial Banks (1.2%)
Ames National Corp.^	1,700	40,987
Arrow Financial Corp.^	3,296	89,948
Bank of Marin Bancorp/California^	2,300	72,059
Bank of the Ozarks, Inc.	700	18,571
Bridge Bancorp, Inc.^	2,900	70,557
Bryn Mawr Bank Corp.	700	12,229
Cardinal Financial Corp.	6,800	55,964
Cathay General Bancorp^	11,900	96,271
Centerstate Banks, Inc.	2,700	21,303
Citizens Holding Co.	700	18,522
City Holding Co.	900	26,829
CNB Financial Corp./Pennsylvania^	2,400	41,208
Enterprise Financial Services Corp.	3,200	29,600
First Commonwealth Financial Corp.	229,090	1,301,231
First Financial Bankshares, Inc.^	6,200	306,652
First of Long Island Corp.	500	13,295
Great Southern Bancorp, Inc.^	1,400	33,194
Hancock Holding Co.^	1,800	67,626
Investors Bancorp, Inc.*	2,400	25,464
MB Financial, Inc.	22,000	461,340
Metro Bancorp, Inc.*^	100	1,217
Nara Bancorp, Inc.	4,700	32,665
Orrstown Financial Services, Inc.	1,400	54,096
Park National Corp.	400	23,336
Peapack Gladstone Financial Corp.	700	11,242
Penns Woods Bancorp, Inc.^	1,300	41,613
PrivateBancorp, Inc.^	12,700	310,642
Republic Bancorp, Inc./Kentucky, Class A	700	13,972
Signature Bank/New York*	33,683	976,807
Southside Bancshares, Inc.^	1,700	38,284
Suffolk Bancorp^	3,700	109,557
SVB Financial Group*^	1,800	77,886
SY Bancorp, Inc.^	2,600	60,034
Texas Capital Bancshares, Inc.*	2,000	33,680
Tompkins Financial Corp.^	1,700	74,290
UMB Financial Corp.	29,180	1,180,039
Westamerica Bancorp^	9,115	473,980

		6,316,190

Consumer Finance (1.5%)
Advance America Cash Advance Centers, Inc.	23,200	129,920
Cardtronics, Inc.*^	5,700	44,574
Cash America International, Inc.	193,650	5,840,484
CompuCredit Holdings Corp.*	5,700	26,847
Credit Acceptance Corp.*	3,100	99,789
Dollar Financial Corp.*	57,715	924,594
EZCORP, Inc., Class A*	25,500	348,330
First Cash Financial Services, Inc.*	12,800	219,264
Nelnet, Inc., Class A*	3,400	42,296
QC Holdings, Inc.	800	5,400
Rewards Network, Inc.*	1,500	20,610

		7,702,108

Diversified Financial Services (0.2%)
Asset Acceptance Capital Corp.*^	3,500	25,375
Financial Federal Corp.	5,200	128,336
Life Partners Holdings, Inc.^	4,350	77,865
MarketAxess Holdings, Inc.*	17,700	213,285
NewStar Financial, Inc.*	5,900	19,411
PICO Holdings, Inc.*	5,000	166,750
Portfolio Recovery Associates, Inc.*	8,500	385,305

		1,016,327

Insurance (0.6%)
American Safety Insurance Holdings Ltd.*	500	7,900
Amtrust Financial Services, Inc.	1,700	19,397
Assured Guaranty Ltd.^	7,400	143,708
Citizens, Inc./Texas*	14,100	89,394
Crawford & Co., Class B*	9,600	42,336
eHealth, Inc.*^	14,100	204,732
FBL Financial Group, Inc., Class A^	3,300	64,119
First Mercury Financial Corp.	3,900	51,948
Navigators Group, Inc.*	8,159	448,745
Phoenix Cos., Inc.*^	9,100	29,575
RLI Corp.^	4,300	226,954
Safety Insurance Group, Inc.	1,000	32,920
Tower Group, Inc.	71,260	1,738,031
Universal Insurance Holdings, Inc.	4,900	24,647

		3,124,406

Real Estate Investment Trusts (REITs) (0.9%)
Acadia Realty Trust (REIT)	5,200	78,364
Alexander’s, Inc. (REIT)	700	207,116
Associated Estates Realty Corp. (REIT)	1,400	13,468
DuPont Fabros Technology, Inc. (REIT)*	7,900	105,307
EastGroup Properties, Inc. (REIT)^	8,500	324,870
Equity Lifestyle Properties, Inc. (REIT)	8,700	372,273
Getty Realty Corp. (REIT)	3,900	95,706
Investors Real Estate Trust (REIT)^	2,500	22,600
LTC Properties, Inc. (REIT)	1,500	36,060
Mid-America Apartment Communities, Inc. (REIT)	7,796	351,834
National Health Investors, Inc. (REIT)	800	25,320
Omega Healthcare Investors, Inc. (REIT)	8,500	136,170
Potlatch Corp. (REIT)	11,600	330,020
PS Business Parks, Inc. (REIT)	3,300	169,356
Redwood Trust, Inc. (REIT)	112,818	1,748,679
Saul Centers, Inc. (REIT)	2,100	67,410
Tanger Factory Outlet Centers (REIT)	11,900	444,346
UMH Properties, Inc. (REIT)	500	4,075
Universal Health Realty Income Trust (REIT)	3,300	107,415

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Washington Real Estate Investment Trust (REIT)^	3,700	$106,560

		4,746,949

Real Estate Management & Development (0.0%)
Tejon Ranch Co.*^	6,000	154,080

Thrifts & Mortgage Finance (0.1%)
Brookline Bancorp, Inc.	8,100	78,732
Brooklyn Federal Bancorp, Inc.	700	8,540
Kearny Financial Corp.	2,100	21,882
Oritani Financial Corp.^	4,500	61,380
Prudential Bancorp, Inc. of Pennsylvania	2,000	20,080
Roma Financial Corp.	2,000	24,860
TrustCo Bank Corp. NY/New York	16,600	103,750
United Financial Bancorp, Inc.	1,700	19,686
ViewPoint Financial Group^	5,700	80,028

		418,938

Total Financials		32,365,024

Health Care (23.2%)
Biotechnology (5.4%)
Acorda Therapeutics, Inc.*	21,400	498,192
Affymax, Inc.*	7,600	181,564
Alkermes, Inc.*	52,500	482,475
Allos Therapeutics, Inc.*	34,700	251,575
Alnylam Pharmaceuticals, Inc.*	20,000	453,600
AMAG Pharmaceuticals, Inc.*^	9,400	410,592
Amicus Therapeutics, Inc.*	8,600	75,250
Arena Pharmaceuticals, Inc.*^	51,300	229,311
ARIAD Pharmaceuticals, Inc.*	62,400	138,528
ArQule, Inc.*	12,700	57,658
Array BioPharma, Inc.*^	25,300	60,214
AVI BioPharma, Inc.*	56,500	97,180
BioCryst Pharmaceuticals, Inc.*^	12,300	101,352
BioMarin Pharmaceutical, Inc.*^	146,556	2,649,733
Biospecifics Technologies Corp.*^	2,100	67,221
Cardium Therapeutics, Inc.*	22,600	36,612
Celera Corp.*	9,500	59,185
Cell Therapeutics, Inc.*^	296,800	365,064
Celldex Therapeutics, Inc.*	5,100	27,999
Cepheid, Inc.*^	32,400	428,328
Chelsea Therapeutics International, Inc.*	14,700	36,897
Clinical Data, Inc.*^	6,700	111,689
Cubist Pharmaceuticals, Inc.*	88,152	1,780,670
Curis, Inc.*^	36,600	85,644
Cytokinetics, Inc.*	24,500	129,605
Cytori Therapeutics, Inc.*^	17,700	69,915
Dyax Corp.*	38,200	137,138
Emergent Biosolutions, Inc.*^	9,100	160,706
Enzon Pharmaceuticals, Inc.*	25,700	212,025
Exelixis, Inc.*^	59,800	381,524
Facet Biotech Corp.*	2,700	46,683
Genomic Health, Inc.*	8,100	177,066
Geron Corp.*	24,900	163,344
GTx, Inc.*	11,200	143,360
Halozyme Therapeutics, Inc.*	38,200	271,602
Hemispherx Biopharma, Inc.*^	65,900	131,800
Human Genome Sciences, Inc.*	91,400	1,720,148
Idenix Pharmaceuticals, Inc.*	19,000	58,710
Idera Pharmaceuticals, Inc.*^	12,000	88,920
Immunogen, Inc.*	32,000	259,520
Immunomedics, Inc.*	36,600	202,032
Incyte Corp.*^	39,800	268,650
Infinity Pharmaceuticals, Inc.*^	4,900	30,527
Insmed, Inc.*	69,700	57,154
InterMune, Inc.*	21,300	339,309
Isis Pharmaceuticals, Inc.*	52,500	764,925
Lexicon Pharmaceuticals, Inc.*^	22,600	48,138
Ligand Pharmaceuticals, Inc., Class B*	63,100	145,761
MannKind Corp.*	32,600	321,110
Martek Biosciences Corp.*^	3,400	76,806
Maxygen, Inc.*	12,000	80,280
Medivation, Inc.*	15,900	431,526
Metabolix, Inc.*	10,800	111,024
Micromet, Inc.*	32,500	216,450
Molecular Insight Pharmaceuticals, Inc.*^	9,600	53,088
Momenta Pharmaceuticals, Inc.*	19,600	207,956
Myriad Pharmaceuticals, Inc.*^	12,625	73,983
Nabi Biopharmaceuticals*	21,400	76,826
Nanosphere, Inc.*	5,800	41,528
Neurocrine Biosciences, Inc.*	20,600	62,830
NeurogesX, Inc.*	6,000	48,000
Novavax, Inc.*^	35,400	140,184
NPS Pharmaceuticals, Inc.*	25,600	102,912
OncoGenex Pharmaceutical, Inc.*	2,300	82,800
Onyx Pharmaceuticals, Inc.*^	117,521	3,522,104
Opko Health, Inc.*^	22,900	52,212
Orexigen Therapeutics, Inc.*	15,300	150,705
OSI Pharmaceuticals, Inc.*	16,800	593,040
Osiris Therapeutics, Inc.*^	9,400	62,604
OXiGENE, Inc.*	16,000	22,720
PDL BioPharma, Inc.^	67,100	528,748
Pharmasset, Inc.*	11,900	251,566
Poniard Pharmaceuticals, Inc.*	13,200	98,736
Progenics Pharmaceuticals, Inc.*^	13,300	69,692
Protalix BioTherapeutics, Inc.*	19,600	161,896
Regeneron Pharmaceuticals, Inc.*	97,066	1,873,374
Repligen Corp.*	16,000	80,160
Rigel Pharmaceuticals, Inc.*^	27,900	228,780
Sangamo BioSciences, Inc.*	23,600	193,756
Savient Pharmaceuticals, Inc.*	34,000	516,800
Sciclone Pharmaceuticals, Inc.*	20,700	88,182
Seattle Genetics, Inc.*^	136,741	1,918,476
SIGA Technologies, Inc.*	14,600	115,194
Spectrum Pharmaceuticals, Inc.*^	24,200	162,866
StemCells, Inc.*	58,200	94,866
Synta Pharmaceuticals Corp.*	8,300	25,730
Theravance, Inc.*^	29,500	431,880
Vanda Pharmaceuticals, Inc.*	14,900	173,436
Vical, Inc.*^	24,900	106,074
ZymoGenetics, Inc.*^	20,700	125,028

		28,471,023

Health Care Equipment & Supplies (7.5%)
Abaxis, Inc.*^	12,400	331,700
ABIOMED, Inc.*^	17,800	172,838
Accuray, Inc.*	22,100	143,650
Align Technology, Inc.*	55,820	793,760
Alphatec Holdings, Inc.*	17,600	80,960
American Medical Systems Holdings, Inc.*	329,371	5,572,957
Analogic Corp.	4,600	170,292
AngioDynamics, Inc.*	4,000	55,120
Aspect Medical Systems, Inc.*	1,000	11,980
Atrion Corp.^	800	115,520
ATS Medical, Inc.*	26,800	71,824
Bovie Medical Corp.*^	9,600	75,360
Cantel Medical Corp.*	5,100	76,806

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Cardiovascular Systems, Inc.*^	5,300	$38,531
Conceptus, Inc.*	16,800	311,472
CryoLife, Inc.*	14,400	114,768
Cutera, Inc.*	232,699	2,012,846
Cyberonics, Inc.*^	15,200	242,288
Delcath Systems, Inc.*^	13,100	64,321
DexCom, Inc.*	25,600	203,008
Electro-Optical Sciences, Inc.*	11,700	112,086
Endologix, Inc.*	28,100	173,939
EnteroMedics, Inc.*^	9,000	43,110
ev3, Inc.*	90,511	1,114,190
Exactech, Inc.*	4,300	67,682
Greatbatch, Inc.*	54,995	1,235,738
Haemonetics Corp.*	14,500	813,740
Hansen Medical, Inc.*	13,800	48,300
HeartWare International, Inc.*	2,900	86,971
Home Diagnostics, Inc.*	2,500	16,900
ICU Medical, Inc.*	7,100	261,706
I-Flow Corp.*	5,500	62,645
Immucor, Inc.*^	39,800	704,460
Insulet Corp.*^	14,600	163,958
Integra LifeSciences Holdings Corp.*^	10,500	358,575
Invacare Corp.	7,000	155,960
Inverness Medical Innovations, Inc.*^	10,041	388,888
IRIS International, Inc.*	9,600	108,480
Kensey Nash Corp.*^	4,600	133,170
MAKO Surgical Corp.*	10,200	89,352
Masimo Corp.*	28,600	749,320
Medical Action Industries, Inc.*	6,400	77,248
Meridian Bioscience, Inc.^	22,700	567,727
Merit Medical Systems, Inc.*	15,700	272,081
Micrus Endovascular Corp.*	9,200	119,140
Natus Medical, Inc.*	11,600	178,988
Neogen Corp.*^	7,600	245,404
NuVasive, Inc.*^	43,399	1,812,342
NxStage Medical, Inc.*^	13,100	87,639
OraSure Technologies, Inc.*	22,500	65,250
Orthofix International N.V.*	9,500	279,205
Orthovita, Inc.*^	35,800	157,162
Palomar Medical Technologies, Inc.*	7,400	119,954
Quidel Corp.*^	14,200	230,466
Rochester Medical Corp.*	5,700	68,628
Rockwell Medical Technologies, Inc.*	8,100	63,018
RTI Biologics, Inc.*	11,200	48,720
SenoRx, Inc.*	48,755	262,790
Sirona Dental Systems, Inc.*	29,835	887,591
Somanetics Corp.*	6,400	103,168
SonoSite, Inc.*	48,752	1,289,978
Spectranetics Corp.*^	131,241	841,255
Stereotaxis, Inc.*^	15,100	67,346
STERIS Corp.^	50,104	1,525,667
SurModics, Inc.*	8,800	216,480
Symmetry Medical, Inc.*	63,646	660,009
Synovis Life Technologies, Inc.*	6,000	82,800
Thoratec Corp.*	260,614	7,888,786
TomoTherapy, Inc.*	12,800	55,424
TranS1, Inc.*	6,200	29,822
Utah Medical Products, Inc.^	1,900	55,708
Vascular Solutions, Inc.*	9,200	76,084
Volcano Corp.*^	94,307	1,586,244
West Pharmaceutical Services, Inc.^	18,500	751,285
Wright Medical Group, Inc.*	21,100	376,846
Young Innovations, Inc.^	2,200	57,882
Zoll Medical Corp.*	10,300	221,656

		38,978,964

Health Care Providers & Services (4.5%)
Air Methods Corp.*^	6,200	201,934
Alliance HealthCare Services, Inc.*	12,200	69,052
Allied Healthcare International, Inc.*	6,100	17,080
Almost Family, Inc.*	4,100	121,975
Amedisys, Inc.*^	76,804	3,350,959
America Service Group, Inc.	4,700	77,738
American Caresource Holding, Inc.*^	6,400	27,968
American Dental Partners, Inc.*	2,800	39,200
AMERIGROUP Corp.*^	29,800	660,666
AMN Healthcare Services, Inc.*	18,800	178,788
Bio-Reference Labs, Inc.*	6,600	227,040
BioScrip, Inc.*^	21,700	146,692
CardioNet, Inc.*^	13,200	88,704
Catalyst Health Solutions, Inc.*	20,630	601,364
Centene Corp.*	127,240	2,409,926
Chemed Corp.	12,700	557,403
Chindex International, Inc.*^	6,800	85,544
Clarient, Inc.*	17,100	71,991
Continuecare Corp.*	14,700	44,394
Corvel Corp.*	4,000	113,600
Cross Country Healthcare, Inc.*	1,600	14,896
Emergency Medical Services Corp., Class A*	5,500	255,750
Emeritus Corp.*^	11,100	243,645
Ensign Group, Inc.	6,200	86,986
Genoptix, Inc.*^	82,845	2,881,349
Gentiva Health Services, Inc.*^	6,500	162,565
Hanger Orthopedic Group, Inc.*	2,700	37,449
Health Grades, Inc.*	13,700	67,815
HealthSouth Corp.*^	49,800	778,872
Healthways, Inc.*	1,100	16,852
HMS Holdings Corp.*^	14,500	554,335
inVentiv Health, Inc.*	41,490	694,128
IPC The Hospitalist Co., Inc.*	8,900	279,905
Landauer, Inc.	3,100	170,438
LCA-Vision, Inc.*	6,300	44,163
LHC Group, Inc.*	8,500	254,405
Lincare Holdings, Inc.*	71,785	2,243,281
Metropolitan Health Networks, Inc.*^	23,300	50,794
MWI Veterinary Supply, Inc.*^	6,100	243,695
National Healthcare Corp.^	2,000	74,580
National Research Corp.	900	21,717
NovaMed, Inc.*	7,200	32,616
Odyssey HealthCare, Inc.*	9,200	115,000
Owens & Minor, Inc.	18,800	850,700
PharMerica Corp.*^	16,900	313,833
Providence Service Corp.*	5,600	65,296
PSS World Medical, Inc.*^	33,500	731,305
Psychiatric Solutions, Inc.*^	96,079	2,571,074
RadNet, Inc.*	16,300	42,217
RehabCare Group, Inc.*	8,100	175,689
Triple-S Management Corp., Class B*^	800	13,416
U.S. Physical Therapy, Inc.*	3,100	46,717
Virtual Radiologic Corp.*^	3,700	48,211

		23,275,712

Health Care Technology (3.0%)
AMICAS, Inc.*	15,400	55,440
athenahealth, Inc.*^	18,900	725,193
Computer Programs & Systems, Inc.	5,400	223,614
Eclipsys Corp.*^	247,286	4,772,620
MedAssets, Inc.*^	131,224	2,961,725
Medidata Solutions, Inc.*	3,300	49,995
Merge Healthcare, Inc.*	14,800	60,828

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Omnicell, Inc.*	15,200	$169,328
Phase Forward, Inc.*	24,100	338,364
Quality Systems, Inc.^	72,144	4,441,906
Transcend Services, Inc.*	3,600	62,892
Vital Images, Inc.*	137,715	1,724,192

		15,586,097

Life Sciences Tools & Services (1.4%)
Accelrys, Inc.*	15,100	87,580
Affymetrix, Inc.*	34,100	299,398
BioDelivery Sciences International, Inc.*^	5,500	26,400
Bio-Rad Laboratories, Inc., Class A*	13,150	1,208,222
Bruker Corp.*	26,800	285,956
Cambrex Corp.*^	15,400	97,020
Dionex Corp.*	9,900	643,203
Enzo Biochem, Inc.*	12,700	89,916
eResearchTechnology, Inc.*	23,700	165,900
Harvard Bioscience, Inc.*	13,400	50,786
ICON plc (ADR)*^	119,756	2,932,824
Kendle International, Inc.*	1,900	31,768
Life Sciences Research, Inc.*^	5,200	41,392
Luminex Corp.*	48,397	822,749
PAREXEL International Corp.*	31,900	433,521
Sequenom, Inc.*^	34,700	112,081
Varian, Inc.*	3,700	188,922

		7,517,638

Pharmaceuticals (1.4%)
Acura Pharmaceuticals, Inc.*^	4,600	23,506
Adolor Corp.*^	11,500	18,285
Akorn, Inc.*^	29,400	40,278
Ardea Biosciences, Inc.*	8,000	146,560
ARYx Therapeutics, Inc.*^	11,900	37,247
Auxilium Pharmaceuticals, Inc.*^	24,100	824,461
AVANIR Pharmaceuticals, Inc., Class A*	34,600	71,968
Biodel, Inc.*	8,800	47,256
BioMimetic Therapeutics, Inc.*^	7,491	91,465
BMP Sunstone Corp.*	16,800	68,376
Cadence Pharmaceuticals, Inc.*^	14,100	155,946
Caraco Pharmaceutical Laboratories Ltd.*	2,200	11,198
Cornerstone Therapeutics, Inc.*^	3,800	24,890
Cumberland Pharmaceuticals, Inc.*	3,700	59,903
Cypress Bioscience, Inc.*	21,200	173,204
Depomed, Inc.*	29,600	129,352
Discovery Laboratories, Inc.*	72,400	98,464
Durect Corp.*	45,700	122,019
Hi-Tech Pharmacal Co., Inc.*	1,300	29,172
Impax Laboratories, Inc.*	78,094	682,542
Inspire Pharmaceuticals, Inc.*	34,800	181,656
ISTA Pharmaceuticals, Inc.*	18,800	83,848
Javelin Pharmaceuticals, Inc.*^	30,600	59,670
KV Pharmaceutical Co., Class A*^	9,400	28,858
Lannett Co., Inc.*	5,900	44,132
MAP Pharmaceuticals, Inc.*^	5,600	58,576
Matrixx Initiatives, Inc.*	5,600	31,808
Medicines Co.*	20,800	229,008
Medicis Pharmaceutical Corp., Class A	4,500	96,075
MiddleBrook Pharmaceuticals, Inc.*^	20,300	23,345
Nektar Therapeutics*	51,400	500,636
Obagi Medical Products, Inc.*	9,300	107,880
Optimer Pharmaceuticals, Inc.*^	16,100	217,833
Pain Therapeutics, Inc.*	18,400	93,104
Pozen, Inc.*	13,900	102,304
Questcor Pharmaceuticals, Inc.*	32,100	177,192
Repros Therapeutics, Inc.*^	5,500	4,950
Salix Pharmaceuticals Ltd.*	26,800	569,768
Santarus, Inc.*^	29,300	96,397
Sucampo Pharmaceuticals, Inc., Class A*	5,100	29,733
SuperGen, Inc.*	21,900	58,473
ViroPharma, Inc.*	8,900	85,618
Vivus, Inc.*	137,502	1,436,896
XenoPort, Inc.*	16,500	350,295

		7,524,147

Total Health Care		121,353,581

Industrials (14.8%)
Aerospace & Defense (1.0%)
AAR Corp.*^	1,900	41,686
Aerovironment, Inc.*	7,400	207,866
American Science & Engineering, Inc.	5,100	347,004
Applied Signal Technology, Inc.	7,200	167,544
Argon ST, Inc.*	6,200	118,110
Ascent Solar Technologies, Inc.*^	1,600	12,064
Astronics Corp.*^	4,400	41,360
Cubic Corp.	8,700	343,389
DigitalGlobe, Inc.*	8,200	183,434
DynCorp International, Inc., Class A*	1,900	34,200
Esterline Technologies Corp.*	28,850	1,131,209
GenCorp, Inc.*^	28,200	151,152
HEICO Corp.	12,800	555,008
Hexcel Corp.*	54,600	624,624
LMI Aerospace, Inc.*	2,700	27,081
Orbital Sciences Corp.*	31,887	477,348
Stanley, Inc.*^	6,400	164,608
Taser International, Inc.*^	34,100	160,952
Teledyne Technologies, Inc.*	6,600	237,534

		5,026,173

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	19,700	68,162
Dynamex, Inc.*	3,900	63,687
Forward Air Corp.^	7,700	178,255
Hub Group, Inc., Class A*	9,910	226,443
UTi Worldwide, Inc.	32,800	474,944

		1,011,491

Airlines (0.3%)
AirTran Holdings, Inc.*^	66,500	415,625
Alaska Air Group, Inc.*	1,200	32,148
Allegiant Travel Co.*	8,500	323,765
Hawaiian Holdings, Inc.*	28,800	237,888
Republic Airways Holdings, Inc.*	4,600	42,918
UAL Corp.*	76,100	701,642

		1,753,986

Building Products (0.2%)
AAON, Inc.^	6,800	136,544
Apogee Enterprises, Inc.^	1,200	18,024
Builders FirstSource, Inc.*	6,900	30,084
Quanex Building Products Corp.	12,700	182,372
Simpson Manufacturing Co., Inc.	16,400	414,264
Trex Co., Inc.*^	7,700	140,140

		921,428

Commercial Services & Supplies (4.1%)
ABM Industries, Inc.	5,800	122,032
American Ecology Corp.	10,100	188,870
American Reprographics Co.*	18,000	171,360
APAC Customer Services, Inc.*	14,400	85,104
ATC Technology Corp.*	8,200	162,032
Cenveo, Inc.*^	30,500	211,060
Clean Harbors, Inc.*	11,400	641,364

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Deluxe Corp.^	15,600	$266,760
EnergySolutions, Inc.	4,100	37,802
EnerNOC, Inc.*	7,900	261,964
Fuel Tech, Inc.*	7,200	80,640
GEO Group, Inc.*	228,234	4,603,480
GeoEye, Inc.*	9,800	262,640
Healthcare Services Group, Inc.	24,000	440,640
Heritage-Crystal Clean, Inc.*	1,700	21,675
Herman Miller, Inc.^	29,800	503,918
HNI Corp.	18,100	427,160
ICT Group, Inc.*	3,600	37,800
Innerworkings, Inc.*	155,534	768,338
Interface, Inc., Class A	27,700	229,910
Knoll, Inc.	26,200	273,266
McGrath RentCorp.	1,900	40,413
Mine Safety Appliances Co.^	13,700	376,887
Mobile Mini, Inc.*	5,200	90,272
Multi-Color Corp.	5,000	77,150
North American Galvanizing & Coatings, Inc.*^	5,400	32,778
Perma-Fix Environmental Services*	30,700	71,838
Ritchie Bros. Auctioneers, Inc.^	158,374	3,886,498
Rollins, Inc.	24,300	458,055
Standard Parking Corp.*	900	15,741
Standard Register Co.^	7,800	45,864
Sykes Enterprises, Inc.*	114,148	2,376,561
Team, Inc.*	9,800	166,110
Tetra Tech, Inc.*	33,800	896,714
Viad Corp.^	1,400	27,874
Waste Connections, Inc.*	98,981	2,856,592

		21,217,162

Construction & Engineering (1.1%)
Argan, Inc.*^	4,300	57,792
EMCOR Group, Inc.*^	11,500	291,180
Furmanite Corp.*	13,800	59,478
Granite Construction, Inc.^	2,600	80,444
Great Lakes Dredge & Dock Corp.	63,046	440,061
MasTec, Inc.*	99,245	1,205,827
Michael Baker Corp.*	4,400	159,896
MYR Group, Inc.*	9,600	202,464
Northwest Pipe Co.*^	91,324	3,062,094
Orion Marine Group, Inc.*	15,000	308,100
Pike Electric Corp.*	4,600	55,108
Primoris Services Corp.	4,800	34,608
Sterling Construction Co., Inc.*	800	14,328

		5,971,380

Electrical Equipment (2.4%)
A123 Systems, Inc.*^	81,455	1,736,621
Acuity Brands, Inc.^	34,866	1,123,034
Advanced Battery Technologies, Inc.*^	30,200	131,068
American Superconductor Corp.*^	24,500	821,730
AZZ, Inc.*^	6,800	273,156
Baldor Electric Co.^	5,100	139,434
Broadwind Energy, Inc.*	17,500	138,075
Ener1, Inc.*^	26,700	184,764
Energy Conversion Devices, Inc.*^	21,420	248,044
Evergreen Solar, Inc.*^	56,000	107,520
FuelCell Energy, Inc.*	29,900	127,673
GrafTech International Ltd.*	216,485	3,182,329
GT Solar International, Inc.*^	17,700	102,837
Harbin Electric, Inc.*	8,700	146,856
II-VI, Inc.*	9,400	239,136
LaBarge, Inc.*^	5,500	61,875
Microvision, Inc.*^	42,400	233,624
Polypore International, Inc.*^	45,539	587,908
Powell Industries, Inc.*	4,300	165,077
Power-One, Inc.*^	3,800	7,410
PowerSecure International, Inc.*	1,900	12,882
Preformed Line Products Co.^	1,200	48,060
Regal-Beloit Corp.^	44,078	2,014,805
SatCon Technology Corp.*	35,700	61,047
Ultralife Corp.*	6,200	37,572
Valence Technology, Inc.*	23,400	42,120
Vicor Corp.*	4,600	35,512
Woodward Governor Co.	27,200	659,872

		12,670,041

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	8,900	237,897

Machinery (1.8%)
3D Systems Corp.*^	7,200	66,456
Actuant Corp., Class A	17,400	279,444
Altra Holdings, Inc.*	2,200	24,618
Ampco-Pittsburgh Corp.	2,200	58,498
Badger Meter, Inc.	8,210	317,645
Blount International, Inc.*	7,100	67,237
Bucyrus International, Inc.	12,800	455,936
Chart Industries, Inc.*	37,270	804,659
China Fire & Security Group, Inc.*	8,100	155,520
CLARCOR, Inc.	10,500	329,280
Colfax Corp.*	4,000	42,520
Dynamic Materials Corp.	7,200	143,712
Energy Recovery, Inc.*	18,800	109,416
ESCO Technologies, Inc.*^	14,700	579,180
Flanders Corp.*	7,900	40,764
Flow International Corp.*	21,300	55,167
Force Protection, Inc.*	38,800	211,848
Gardner Denver, Inc.*^	30,854	1,076,188
Gorman-Rupp Co.^	5,100	127,041
Graham Corp.	3,700	57,535
K-Tron International, Inc.*	1,100	104,731
Lindsay Corp.^	6,600	259,908
Met-Pro Corp.	7,400	71,706
Middleby Corp.*^	20,014	1,100,970
Mueller Water Products, Inc., Class A	120,750	661,710
Nordson Corp.	6,300	353,367
Omega Flex, Inc.	1,800	30,186
PMFG, Inc.*^	6,900	88,734
Portec Rail Products, Inc.	2,300	21,827
RBC Bearings, Inc.*	11,600	270,628
Robbins & Myers, Inc.	1,200	28,176
Sauer-Danfoss, Inc.	1,100	8,437
SmartHeat, Inc.*	4,000	47,480
Sun Hydraulics Corp.^	2,900	61,074
Tennant Co.	10,400	302,224
Timken Co.	18,900	442,827
Trimas Corp.*	5,600	28,560
Wabtec Corp.	17,500	656,775

		9,541,984

Marine (0.3%)
Genco Shipping & Trading Ltd.	77,650	1,613,567

Professional Services (2.0%)
Acacia Research Corp.- Acacia Technologies*	17,900	155,909
Administaff, Inc.^	32,300	848,521
Advisory Board Co.*	8,500	213,690
CBIZ, Inc.*^	23,700	176,802
CDI Corp.	800	11,240

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Corporate Executive Board Co.^	18,900	$470,610
CoStar Group, Inc.*^	11,033	454,780
CRA International, Inc.*	5,200	141,908
Diamond Management & Technology Consultants, Inc.	12,900	88,365
Exponent, Inc.*	7,600	214,092
Franklin Covey Co.*	6,200	36,270
FTI Consulting, Inc.*	14,465	616,354
GP Strategies Corp.*	5,800	43,442
Hill International, Inc.*	12,000	85,200
Huron Consulting Group, Inc.*^	11,900	307,377
ICF International, Inc.*^	4,900	148,568
Kelly Services, Inc., Class A	1,700	20,910
Korn/Ferry International*	1,400	20,426
Monster Worldwide, Inc.*^	113,664	1,986,847
Navigant Consulting, Inc.*	78,198	1,055,673
Odyssey Marine Exploration, Inc.*^	31,800	59,148
On Assignment, Inc.*	129,447	757,265
Resources Connection, Inc.*	92,449	1,577,180
School Specialty, Inc.*^	3,700	87,764
VSE Corp.^	1,800	70,218
Watson Wyatt Worldwide, Inc., Class A	19,700	858,132

		10,506,691

Road & Rail (1.0%)
Avis Budget Group, Inc.*^	33,200	443,552
Celadon Group, Inc.*	10,200	115,362
Genesee & Wyoming, Inc., Class A*	20,717	628,139
Heartland Express, Inc.^	17,700	254,880
Knight Transportation, Inc.^	25,000	419,500
Landstar System, Inc.	86,150	3,278,869
Marten Transport Ltd.*	8,600	146,716
Old Dominion Freight Line, Inc.*	2,500	76,075
Patriot Transportation Holding, Inc.*	500	37,750
USA Truck, Inc.*	3,200	40,640

		5,441,483

Trading Companies & Distributors (0.3%)
Beacon Roofing Supply, Inc.*	20,800	332,384
Houston Wire & Cable Co.	4,400	48,620
Kaman Corp.	12,300	270,354
RSC Holdings, Inc.*	27,600	200,652
Rush Enterprises, Inc., Class A*	4,200	54,264
TAL International Group, Inc.^	400	5,688
Titan Machinery, Inc.*^	6,700	83,884
Watsco, Inc.	13,600	733,176

		1,729,022

Total Industrials		77,642,305

Information Technology (27.7%)
Communications Equipment (3.3%)
3Com Corp.*	178,900	935,647
Acme Packet, Inc.*	21,600	216,216
ADC Telecommunications, Inc.*^	10,700	89,238
ADTRAN, Inc.	24,100	591,655
Airvana, Inc.*^	7,300	49,421
Anaren, Inc.*	7,200	122,400
Arris Group, Inc.*	52,800	686,928
Aruba Networks, Inc.*^	32,700	289,068
Avocent Corp.*	3,400	68,918
BigBand Networks, Inc.*	20,500	82,205
Blue Coat Systems, Inc.*	21,900	494,721
Comtech Telecommunications Corp.*	15,600	518,232
DG FastChannel, Inc.*^	28,735	601,711
Digi International, Inc.*	5,000	42,600
EMS Technologies, Inc.*	194,176	4,042,744
Emulex Corp.*	42,400	436,296
Harmonic, Inc.*	40,700	271,876
Hughes Communications, Inc.*	5,000	151,700
Infinera Corp.*^	46,500	369,675
InterDigital, Inc.*	24,300	562,788
Ixia*	151,246	1,037,548
KVH Industries, Inc.*	7,600	75,924
Loral Space & Communications, Inc.*	6,000	164,880
NETGEAR, Inc.*	5,000	91,750
Network Equipment Technologies, Inc.*	8,600	62,178
Oplink Communications, Inc.*	8,300	120,516
Opnext, Inc.*^	2,600	7,618
Palm, Inc.*^	81,900	1,427,517
Parkervision, Inc.*	16,500	67,485
PC-Tel, Inc.*^	1,700	10,625
Plantronics, Inc.	24,200	648,802
Polycom, Inc.*^	18,400	492,200
Riverbed Technology, Inc.*	40,800	895,968
SeaChange International, Inc.*	9,300	69,750
ShoreTel, Inc.*^	24,600	192,126
Starent Networks Corp.*^	21,700	551,614
Tekelec*	12,400	203,732
ViaSat, Inc.*^	14,400	382,752

		17,127,024

Computers & Peripherals (1.9%)
3PAR, Inc.*^	15,900	175,377
ActivIdentity Corp.*	9,300	25,761
Avid Technology, Inc.*^	3,300	46,497
Compellent Technologies, Inc.*^	248,972	4,493,945
Cray, Inc.*	13,900	115,787
Imation Corp.^	1,600	14,832
Immersion Corp.*	15,800	67,624
Intermec, Inc.*	34,353	484,377
Isilon Systems, Inc.*	14,000	85,400
Netezza Corp.*^	240,241	2,700,309
Novatel Wireless, Inc.*^	17,000	193,120
Quantum Corp.*	118,300	149,058
Silicon Graphics International Corp.*	2,700	18,117
STEC, Inc.*^	13,700	402,643
Stratasys, Inc.*^	11,700	200,772
Super Micro Computer, Inc.*	8,000	67,680
Synaptics, Inc.*^	19,000	478,800

		9,720,099

Electronic Equipment, Instruments & Components (2.1%)
Anixter International, Inc.*^	2,500	100,275
Benchmark Electronics, Inc.*	4,200	75,600
Brightpoint, Inc.*	27,900	244,125
Checkpoint Systems, Inc.*^	5,300	87,132
China Security & Surveillance Technology, Inc.*	16,300	116,382
Cogent, Inc.*	23,700	239,370
Cognex Corp.^	4,100	67,158
Coherent, Inc.*	138,241	3,223,780
Comverge, Inc.*	10,700	130,647
CPI International, Inc.*	700	7,833
CTS Corp.	1,500	13,950
Daktronics, Inc.^	16,500	141,405
DTS, Inc.*	143,983	3,942,254
Echelon Corp.*^	13,300	171,171
FARO Technologies, Inc.*	8,800	151,184
ICx Technologies, Inc.*^	3,800	22,496
Insight Enterprises, Inc.*	3,500	42,735
IPG Photonics Corp.*	12,900	196,080
L-1 Identity Solutions, Inc.*	32,600	227,874

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Maxwell Technologies, Inc.*	12,600	$232,218
Methode Electronics, Inc.^	2,800	24,276
MTS Systems Corp.	1,100	32,131
Multi-Fineline Electronix, Inc.*	5,500	157,905
OSI Systems, Inc.*	6,800	124,372
PAR Technology Corp.*	3,500	22,330
Park Electrochemical Corp.	7,200	177,480
PC Mall, Inc.*	900	6,174
Plexus Corp.*	7,400	194,916
RadiSys Corp.*	13,100	113,839
RAE Systems, Inc.*	24,100	26,510
Rofin-Sinar Technologies, Inc.*	7,200	165,312
Rogers Corp.*	2,000	59,940
Scansource, Inc.*^	900	25,488
SYNNEX Corp.*^	2,200	67,056
Universal Display Corp.*^	47,904	571,974

		11,203,372

Internet Software & Services (3.5%)
Art Technology Group, Inc.*	71,700	276,762
comScore, Inc.*	12,000	216,120
Constant Contact, Inc.*^	13,300	256,025
DealerTrack Holdings, Inc.*	20,800	393,328
Dice Holdings, Inc.*	8,200	53,792
Digital River, Inc.*	17,400	701,568
DivX, Inc.*^	11,400	62,244
EarthLink, Inc.^	7,491	62,999
GSI Commerce, Inc.*	157,993	3,050,845
Imergent, Inc.^	4,600	36,248
InfoSpace, Inc.*	11,000	85,140
Innodata Isogen, Inc.*^	12,300	97,785
Internet Brands, Inc., Class A*	8,500	67,830
Internet Capital Group, Inc.*	12,900	107,844
j2 Global Communications, Inc.*	22,800	524,628
Keynote Systems, Inc.*	3,600	33,948
Knot, Inc.*^	55,060	601,255
Limelight Networks, Inc.*	18,600	75,516
Liquidity Services, Inc.*	8,300	85,656
LivePerson, Inc.*	23,400	117,936
LogMeIn, Inc.*	3,100	56,761
LoopNet, Inc.*	11,400	103,056
Marchex, Inc., Class B	80,761	396,536
MercadoLibre, Inc.*^	14,497	557,555
ModusLink Global Solutions, Inc.*	2,000	16,180
Move, Inc.*	240,800	650,160
NIC, Inc.	28,100	249,809
Omniture, Inc.*	149,301	3,201,013
OpenTable, Inc.*	1,700	46,852
Openwave Systems, Inc.*	14,500	37,700
Perficient, Inc.*	3,700	30,599
Rackspace Hosting, Inc.*^	37,300	636,338
RealNetworks, Inc.*^	25,000	93,000
Saba Software, Inc.*^	14,100	59,361
SAVVIS, Inc.*	20,100	317,982
SkillSoft plc (ADR)*	246,011	2,361,706
support.com, Inc.*	4,100	9,840
Switch & Data Facilities Co., Inc.*	10,900	148,349
Terremark Worldwide, Inc.*^	33,200	206,504
Travelzoo, Inc.*	3,300	46,629
ValueClick, Inc.*^	48,800	643,672
VistaPrint NV*	21,857	1,109,243
Vocus, Inc.*	9,600	200,544
Zix Corp.*	36,200	79,640

		18,166,498

IT Services (2.9%)
Acxiom Corp.*	30,800	291,368
CACI International, Inc., Class A*	1,900	89,813
Cass Information Systems, Inc.	4,600	137,356
China Information Security Technology, Inc.*	13,000	72,020
Computer Task Group, Inc.*	5,700	46,227
CSG Systems International, Inc.*	11,700	187,317
Cybersource Corp.*	67,030	1,117,390
eLoyalty Corp.*^	3,900	31,239
Euronet Worldwide, Inc.*	23,900	574,317
ExlService Holdings, Inc.*	8,600	127,796
Forrester Research, Inc.*	32,688	870,808
Gartner, Inc.*	116,777	2,133,516
Global Cash Access Holdings, Inc.*^	248,188	1,814,254
Hackett Group, Inc.*	11,500	33,350
Heartland Payment Systems, Inc.	20,900	303,259
iGATE Corp.	12,800	109,824
infoGROUP, Inc.*	10,600	74,306
Information Services Group, Inc.*	109,085	435,249
Integral Systems, Inc.*	2,700	18,630
Lionbridge Technologies*	32,800	85,280
ManTech International Corp., Class A*	9,700	457,452
MAXIMUS, Inc.	8,900	414,740
MoneyGram International, Inc.*^	40,200	126,228
NCI, Inc., Class A*	3,400	97,444
Online Resources Corp.*	9,600	59,232
Perot Systems Corp., Class A*	9,900	294,030
RightNow Technologies, Inc.*	12,200	176,168
Sapient Corp.*	176,472	1,418,835
SRA International, Inc., Class A*	6,600	142,494
StarTek, Inc.*	1,200	10,416
Syntel, Inc.^	7,200	343,656
TeleTech Holdings, Inc.*	46,694	796,600
Tier Technologies, Inc., Class B*	5,300	44,944
TNS, Inc.*	14,000	383,600
Unisys Corp.*	13,700	36,579
VeriFone Holdings, Inc.*	40,500	643,545
Virtusa Corp.*	5,800	55,042
Wright Express Corp.*	44,749	1,320,543

		15,374,867

Semiconductors & Semiconductor Equipment (6.2%)
Actel Corp.*	4,600	55,982
Advanced Analogic Technologies, Inc.*	23,700	94,089
Advanced Energy Industries, Inc.*^	88,622	1,261,977
Amkor Technology, Inc.*^	60,700	417,616
ANADIGICS, Inc.*	28,400	133,764
Applied Micro Circuits Corp.*	36,600	365,634
Atheros Communications, Inc.*	34,400	912,632
ATMI, Inc.*	5,200	94,380
Cabot Microelectronics Corp.*	1,426	49,710
Cavium Networks, Inc.*^	20,100	431,547
CEVA, Inc.*	9,300	99,975
Cirrus Logic, Inc.*	36,400	202,384
Diodes, Inc.*	17,700	320,193
Entropic Communications, Inc.*	29,900	81,926
Exar Corp.*	1,300	9,555
Fairchild Semiconductor International, Inc.*	22,389	229,040
FEI Co.*	19,100	470,815
FormFactor, Inc.*	118,044	2,823,613
Hittite Microwave Corp.*^	11,900	437,682
Intellon Corp.*	12,200	86,498
IXYS Corp.	11,600	98,716
Kopin Corp.*	37,700	180,960

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Kulicke & Soffa Industries, Inc.*^	39,100	$235,773
Lattice Semiconductor Corp.*	6,400	14,400
Micrel, Inc.	10,500	85,575
Microsemi Corp.*	117,934	1,862,178
Microtune, Inc.*^	18,300	33,306
MIPS Technologies, Inc.*	25,400	95,758
Monolithic Power Systems, Inc.*^	18,800	440,860
Netlogic Microsystems, Inc.*	10,000	450,000
NVE Corp.*^	2,600	138,216
ON Semiconductor Corp.*	455,626	3,758,915
PLX Technology, Inc.*^	18,900	63,693
PMC-Sierra, Inc.*	145,870	1,394,517
Power Integrations, Inc.^	13,200	439,956
RF Micro Devices, Inc.*^	138,600	752,598
Rubicon Technology, Inc.*	7,000	103,880
Rudolph Technologies, Inc.*	6,900	51,060
Semitool, Inc.*	2,600	21,970
Semtech Corp.*	34,300	583,443
Sigma Designs, Inc.*^	11,600	168,548
Skyworks Solutions, Inc.*^	93,800	1,241,912
Standard Microsystems Corp.*	3,200	74,272
Supertex, Inc.*	6,000	180,000
Techwell, Inc.*	8,300	91,134
Teradyne, Inc.*^	497,285	4,599,886
Tessera Technologies, Inc.*	27,400	764,186
Trident Microsystems, Inc.*^	3,700	9,583
TriQuint Semiconductor, Inc.*	46,400	358,208
Ultratech, Inc.*	13,600	179,928
Varian Semiconductor Equipment Associates, Inc.*^	146,710	4,817,956
Veeco Instruments, Inc.*	10,100	235,532
Volterra Semiconductor Corp.*	12,900	236,973
Zoran Corp.*	21,700	249,984

		32,592,888

Software (7.8%)
ACI Worldwide, Inc.*	19,600	296,548
Actuate Corp.*	25,700	148,546
Advent Software, Inc.*^	8,500	342,125
American Software, Inc., Class A	12,000	78,360
ANSYS, Inc.*	96,730	3,624,473
ArcSight, Inc.*	10,300	247,921
Ariba, Inc.*	49,100	569,560
AsiaInfo Holdings, Inc.*^	16,200	323,514
Blackbaud, Inc.	24,300	563,760
Blackboard, Inc.*^	17,800	672,484
Bottomline Technologies, Inc.*	14,100	181,890
Callidus Software, Inc.*	6,100	18,361
China TransInfo Technology Corp.*^	5,600	52,976
Chordiant Software, Inc.*	15,500	60,295
CommVault Systems, Inc.*	23,600	489,700
Concur Technologies, Inc.*^	22,400	890,624
Deltek, Inc.*	9,439	72,586
DemandTec, Inc.*	10,800	95,364
Double-Take Software, Inc.*	8,500	86,615
Ebix, Inc.*	3,800	210,368
EPIQ Systems, Inc.*^	18,000	261,000
FalconStor Software, Inc.*^	21,600	107,352
GSE Systems, Inc.*	9,200	57,224
i2 Technologies, Inc.*	7,400	118,696
Informatica Corp.*	167,350	3,778,763
Interactive Intelligence, Inc.*	6,800	129,948
Jack Henry & Associates, Inc.^	47,000	1,103,090
JDA Software Group, Inc.*	11,000	241,340
Kenexa Corp.*	12,600	169,848
Lawson Software, Inc.*	154,751	965,646
Manhattan Associates, Inc.*	12,600	254,520
Mentor Graphics Corp.*^	4,900	45,619
MicroStrategy, Inc., Class A*	5,100	364,854
Net 1 UEPS Technologies, Inc.*	17,400	364,704
NetScout Systems, Inc.*^	12,000	162,120
NetSuite, Inc.*	9,400	143,820
Novell, Inc.*	338,174	1,525,165
OpenTV Corp., Class A*^	21,600	29,808
Opnet Technologies, Inc.	6,700	73,231
Parametric Technology Corp.*	65,300	902,446
Pegasystems, Inc.^	8,400	290,052
Phoenix Technologies Ltd.*	20,900	76,285
Progress Software Corp.*	22,370	506,680
PROS Holdings, Inc.*	10,800	90,936
QAD, Inc.	6,552	29,812
Quest Software, Inc.*	3,900	65,715
Radiant Systems, Inc.*	50,225	539,416
Renaissance Learning, Inc.	3,600	35,784
Rosetta Stone, Inc.*	3,500	80,360
Rovi Corp.*	158,521	5,326,306
S1 Corp.*	29,400	181,692
Smith Micro Software, Inc.*^	16,200	200,232
SolarWinds, Inc.*^	6,800	149,804
Solera Holdings, Inc.^	81,124	2,523,768
SonicWALL, Inc.*	2,900	24,360
Sourcefire, Inc.*	12,400	266,228
SPSS, Inc.*	10,200	509,490
SRS Labs, Inc.*	6,700	48,977
SuccessFactors, Inc.*	20,600	289,842
Symyx Technologies, Inc.*	15,300	101,286
Synchronoss Technologies, Inc.*	94,397	1,177,130
Take-Two Interactive Software, Inc.*^	6,000	67,260
Taleo Corp., Class A*	17,300	391,672
TeleCommunication Systems, Inc., Class A*	21,700	181,412
THQ, Inc.*	99,000	677,160
TIBCO Software, Inc.*	474,000	4,498,260
TiVo, Inc.*	143,363	1,485,241
Tyler Technologies, Inc.*^	17,800	304,202
Ultimate Software Group, Inc.*	13,700	393,464
Unica Corp.*	8,000	60,960
VASCO Data Security International, Inc.*	11,700	86,814
Websense, Inc.*	24,500	411,600

		40,897,464

Total Information Technology		145,082,212

Materials (3.0%)
Chemicals (2.5%)
American Vanguard Corp.	1,500	12,465
Arch Chemicals, Inc.^	2,300	68,977
Balchem Corp.	10,100	265,630
Calgon Carbon Corp.*^	66,700	989,161
China Green Agriculture, Inc.*	5,600	65,632
GenTek, Inc.*	600	22,824
Hawkins, Inc.^	4,600	107,456
Huntsman Corp.	591,511	5,388,665
Koppers Holdings, Inc.	7,200	213,480
Landec Corp.*^	15,000	96,000
LSB Industries, Inc.*	9,600	149,472
NewMarket Corp.	5,622	523,071
NL Industries, Inc.^	4,000	26,800
Olin Corp.^	4,200	73,248
Omnova Solutions, Inc.*	24,800	160,704
PolyOne Corp.*	9,800	65,366

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Senomyx, Inc.*	61,283	$246,971
Stepan Co.	3,800	228,304
Terra Industries, Inc.	117,081	4,059,198
W.R. Grace & Co.*^	11,900	258,706
Zep, Inc.	12,100	196,625

		13,218,755

Construction Materials (0.0%)
United States Lime & Minerals, Inc.*^	900	32,328

Containers & Packaging (0.3%)
AEP Industries, Inc.*	2,700	107,730
Boise, Inc.*^	9,800	51,744
Bway Holding Co.*	500	9,255
Rock-Tenn Co., Class A	18,900	890,379
Silgan Holdings, Inc.	7,800	411,294

		1,470,402

Metals & Mining (0.1%)
Allied Nevada Gold Corp.*^	25,800	252,582
AMCOL International Corp.^	3,000	68,670
General Steel Holdings, Inc.*	7,100	27,619
Paramount Gold and Silver Corp.*^	30,700	42,059
Stillwater Mining Co.*^	3,100	20,832
Worthington Industries, Inc.	30,500	423,950

		835,712

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	600	24,798
Deltic Timber Corp.	4,600	210,542
Wausau Paper Corp.	9,200	92,000

		327,340

Total Materials		15,884,537

Telecommunication Services (1.3%)
Diversified Telecommunication Services (1.0%)
AboveNet, Inc.*	6,800	331,568
Alaska Communications Systems Group, Inc.^	24,600	227,550
Cbeyond, Inc.*^	126,267	2,036,687
Cincinnati Bell, Inc.*^	22,300	78,050
Cogent Communications Group, Inc.*	24,700	279,110
Consolidated Communications Holdings, Inc.^	6,900	110,469
FairPoint Communications, Inc.^	28,300	11,603
General Communication, Inc., Class A*	13,500	92,610
Global Crossing Ltd.*	14,000	200,200
HickoryTech Corp.^	7,500	64,125
inContact, Inc.*	15,700	46,786
Iowa Telecommunications Services, Inc.^	2,200	27,720
Neutral Tandem, Inc.*^	18,200	414,232
PAETEC Holding Corp.*^	269,259	1,042,032
Premiere Global Services, Inc.*	26,000	216,060

		5,178,802

Wireless Telecommunication Services (0.3%)
Centennial Communications Corp.*	47,100	375,858
iPCS, Inc.*	8,800	153,120
NTELOS Holdings Corp.	17,000	300,220
Shenandoah Telecommunications Co.	13,100	235,145
Syniverse Holdings, Inc.*	31,800	556,500
USA Mobility, Inc.	11,400	146,832
Virgin Mobile USA, Inc., Class A*^	8,300	41,500

		1,809,175

Total Telecommunication Services		6,987,977

Utilities (0.1%)
Gas Utilities (0.1%)
New Jersey Resources Corp.	3,800	137,978
Piedmont Natural Gas Co., Inc.	2,600	62,244
South Jersey Industries, Inc.	2,000	70,600

		270,822

Independent Power Producers & Energy Traders (0.0%)
U.S. Geothermal, Inc.*	27,200	42,432

Water Utilities (0.0%)
Cadiz, Inc.*	7,400	86,580
California Water Service Group	900	35,046
Consolidated Water Co., Inc.	2,800	45,724
Pennichuck Corp.	300	6,528
York Water Co.^	2,600	36,036

		209,914

Total Utilities		523,168

Total Common Stocks (99.5%) (Cost $435,539,932)		520,955,076

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.1%)
U.S. Treasury Bills
0.06%, 12/10/09 #(p)	$380,000	379,952

Short-Term Investments of Cash Collateral for Securities Loaned (4.1%)
BBVA Senior Finance S.A.
0.35%, 3/12/10 (l)	2,370,000	2,369,322
Deutsche Bank Securities, Inc., Repurchase Agreement
0.08%, 10/1/09 (r)(u)	10,462,557	10,462,557
General Electric Capital Corp.
0.40%, 3/12/10 (l)	430,000	425,450
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)(l)(s)	2,689,982	450,572
Monumental Global Funding II
0.43%, 5/26/10 (l)	5,060,000	4,870,250
Pricoa Global Funding I
0.40%, 6/25/10 (l)	3,229,758	3,040,656

Total Short-Term Investments of Cash Collateral for Securities Loaned		21,618,807

Time Deposit (1.0%)
JPMorgan Chase Nassau
0.000%, 10/1/09	5,235,353	5,235,353

Total Short-Term Investments (5.2%) (Cost/Amortized Cost $29,857,554)		27,234,112

Total Investments (104.7%) (Cost/Amortized Cost $465,397,486)		548,189,188
Other Assets Less Liabilities (-4.7%)		(24,562,925)

Net Assets (100%)		$523,626,263

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $75 or 0.0% of net assets) at fair value.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(b)	Illiquid Security.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2009.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

(s)	Issuer in bankruptcy.

(u)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.000% –7.000%, maturing 4/1/18 to 11/1/38; Federal National Mortgage Association, 0.000% – 8.000%, maturing 10/1/18 to 7/1/39.

Glossary:

ADR — American Depositary Receipt

At September 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2009	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	45	December-09	$2,658,917	$2,713,500	$54,583

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$88,284,369	$—	$—	$88,284,369
Consumer Staples	11,504,057	—	—	11,504,057
Energy	21,327,846	—	—	21,327,846
Financials	32,364,949	—	75	32,365,024
Health Care	121,353,581	—	—	121,353,581
Industrials	77,642,305	—	—	77,642,305
Information Technology	145,082,212	—	—	145,082,212
Materials	15,884,537	—	—	15,884,537
Telecommunication Services	6,987,977	—	—	6,987,977
Utilities	523,168	—	—	523,168
Futures	54,583	—	—	54,583

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments	$—	$27,234,112	$—	$27,234,112

Total Asset	$521,009,584	$27,234,112	$75	$548,243,771

Total Liability	$—	$—	$—	$—

Total	$521,009,584	$27,234,112	$75	$548,243,771

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities-Financials
Balance as of 12/31/08	$—
Total gains or losses (realized/unrealized) included in earnings	—
Purchases, sales, issuances, and settlements (net)	—
Transfers in and/or out of Level 3	75

Balance as of 9/30/09	$75

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/09.	$75

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$459,391,448
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$587,373,986

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$101,966,823
Aggregate gross unrealized depreciation	(39,237,661)

Net unrealized appreciation	$62,729,162

Federal income tax cost of investments	$485,460,026

At September 30, 2009, the Portfolio had loaned securities with a total value of $23,460,620. This was secured by collateral of $24,242,298 which was received as cash and subsequently invested in short-term investments currently valued at $21,618,807, as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $2,097, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the nine months ended September 30, 2009, the Portfolio incurred approximately $9,240 as brokerage commissions with Raymond James & Associates, Inc. and $1,963 with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $69,758,333 which expires in the year 2016.

See Notes to Portfolio of Investments.

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MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.9%)
Auto Components (1.8%)
American Axle & Manufacturing Holdings, Inc.	37,700	$266,916
Amerigon, Inc.*	570,000	4,189,500
ArvinMeritor, Inc.	61,200	478,584
Autoliv, Inc.^	111,000	3,729,600
Dana Holding Corp.*	91,100	620,391
Dorman Products, Inc.*	9,800	147,196
Drew Industries, Inc.*	37,900	822,051
Exide Technologies, Inc.*	44,600	355,462
Gentex Corp.	232,700	3,292,705
Hawk Corp., Class A*	4,500	61,740
Modine Manufacturing Co.	30,800	285,516
Raser Technologies, Inc.*	9,000	13,770
Spartan Motors, Inc.	31,300	160,882
Standard Motor Products, Inc.	7,500	114,000
Stoneridge, Inc.*	14,400	101,952
Superior Industries International, Inc.	22,000	312,400
Tenneco, Inc.*	42,500	554,200

		15,506,865

Automobiles (1.1%)
Thor Industries, Inc.^	235,000	7,273,250
Winnebago Industries, Inc.*	192,800	2,836,088

		10,109,338

Distributors (0.0%)
Audiovox Corp., Class A*	16,400	112,340
Core-Mark Holding Co., Inc.*	6,900	197,340

		309,680

Diversified Consumer Services (0.4%)
Jackson Hewitt Tax Service, Inc.	27,100	138,210
Mac-Gray Corp.*	9,300	100,254
Regis Corp.	186,600	2,892,300
Sotheby’s, Inc.	5,600	96,488
Steiner Leisure Ltd.*	7,100	253,896
Stewart Enterprises, Inc., Class A	74,300	388,589

		3,869,737

Hotels, Restaurants & Leisure (0.9%)
AFC Enterprises, Inc.*	22,400	188,608
Benihana, Inc., Class A*	7,200	41,256
Bluegreen Corp.*	12,900	39,345
Bob Evans Farms, Inc.	27,700	804,962
Churchill Downs, Inc.	8,300	319,550
Cracker Barrel Old Country Store, Inc.	5,400	185,760
Domino’s Pizza, Inc.*	29,000	256,360
Frisch’s Restaurants, Inc.	1,900	49,172
Gaylord Entertainment Co.*	31,200	627,120
Great Wolf Resorts, Inc.*	23,100	82,467
Lakes Entertainment, Inc.*	12,700	42,672
Landry’s Restaurants, Inc.*	7,300	76,650
Life Time Fitness, Inc.*	33,900	950,895
Luby’s, Inc.*	19,900	83,580
Marcus Corp.	16,700	213,593
McCormick & Schmick’s Seafood Restaurants, Inc.*	13,300	98,952
Monarch Casino & Resort, Inc.*	1,400	15,064
Multimedia Games, Inc.*	19,400	99,328
O’Charleys, Inc.*	15,800	148,046
Orient-Express Hotels Ltd., Class A	70,600	812,606
Papa John’s International, Inc.*	3,600	88,452
Pinnacle Entertainment, Inc.*	27,000	275,130
Red Lion Hotels Corp.*	13,500	77,625
Red Robin Gourmet Burgers, Inc.*	11,500	234,830
Ruby Tuesday, Inc.*	59,500	500,990
Ruth’s Hospitality Group, Inc.*	5,500	23,210
Sonic Corp.*	4,200	46,452
Speedway Motorsports, Inc.	13,000	187,070
Steak n Shake Co.*	22,300	262,471
Vail Resorts, Inc.*	27,100	908,934

		7,741,150

Household Durables (2.5%)
American Greetings Corp., Class A	35,300	787,190
Bassett Furniture Industries, Inc.	19,600	83,888
Beazer Homes USA, Inc.*	33,800	188,942
Blyth, Inc.	4,975	192,682
Brookfield Homes Corp.*	9,400	62,792
Cavco Industries, Inc.*	5,600	198,800
CSS Industries, Inc.	6,600	130,482
D.R. Horton, Inc.	262,000	2,989,420
Ethan Allen Interiors, Inc.^	195,000	3,217,500
Furniture Brands International, Inc.*	40,200	222,306
Helen of Troy Ltd.*	27,700	538,211
Hooker Furniture Corp.	208,400	2,813,400
Hovnanian Enterprises, Inc., Class A*	23,600	90,624
La-Z-Boy, Inc.	346,000	2,992,900
M.D.C. Holdings, Inc.	83,500	2,900,790
M/I Homes, Inc.*	190,700	2,591,613
Meritage Homes Corp.*	28,505	578,651
Ryland Group, Inc.	39,300	828,051
Sealy Corp.*	31,000	99,200
Skyline Corp.	6,600	148,896
Standard Pacific Corp.*	88,700	327,303
Stanley Furniture Co., Inc.	10,200	105,774
Universal Electronics, Inc.*	3,500	71,470

		22,160,885

Internet & Catalog Retail (0.1%)
1-800-FLOWERS.COM, Inc., Class A*	22,300	76,935
Gaiam, Inc., Class A*	15,900	110,982
Orbitz Worldwide, Inc.*	15,700	97,026
Shutterfly, Inc.*	15,500	257,765

		542,708

Leisure Equipment & Products (0.7%)
Brunswick Corp.^	289,500	3,468,210
Callaway Golf Co.	58,400	444,424
Eastman Kodak Co.	241,000	1,151,980
JAKKS Pacific, Inc.*	26,100	373,752
Leapfrog Enterprises, Inc.*	27,100	111,381
Marine Products Corp.	6,700	37,051
Pool Corp.	20,000	444,400
RC2 Corp.*	16,800	239,400
Sport Supply Group, Inc.	6,700	68,273
Steinway Musical Instruments*	6,600	78,342

		6,417,213

Media (0.5%)
Ascent Media Corp., Class A*	12,500	320,000
Belo Corp., Class A	79,600	430,636
Cinemark Holdings, Inc.	3,200	33,152
EW Scripps Co., Class A*	24,800	186,000
Fisher Communications, Inc.*	5,600	101,808
Global Sources Ltd.*	13,900	95,493
Harte-Hanks, Inc.	33,900	468,837
Journal Communications, Inc., Class A	38,900	143,152
Knology, Inc.*	18,800	183,300

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
LIN TV Corp., Class A*	26,300	$124,399
Live Nation, Inc.*	75,000	614,250
Mediacom Communications Corp., Class A*	24,900	143,424
National CineMedia, Inc.	35,400	600,738
Outdoor Channel Holdings, Inc.*	13,700	89,598
Primedia, Inc.	14,200	35,784
Reading International, Inc., Class A*	14,000	57,540
Scholastic Corp.	20,600	501,404
Sinclair Broadcast Group, Inc., Class A	30,600	109,548
Valassis Communications, Inc.*	7,300	130,524
World Wrestling Entertainment, Inc., Class A	5,000	70,050

		4,439,637

Multiline Retail (1.6%)
99 Cents Only Stores*	5,600	75,320
Dillard’s, Inc., Class A	45,700	644,370
Fred’s, Inc., Class A	285,300	3,631,869
J.C. Penney Co., Inc.	172,000	5,805,000
Retail Ventures, Inc.*	20,700	109,089
Saks, Inc.*^	426,600	2,909,412
Tuesday Morning Corp.*^	218,399	908,540

		14,083,600

Specialty Retail (5.0%)
America’s Car-Mart, Inc.*	4,000	95,800
AnnTaylor Stores Corp.*	53,900	856,471
Asbury Automotive Group, Inc.*	29,100	368,988
Books-A-Million, Inc.	6,600	79,464
Borders Group, Inc.*	47,700	148,347
Brown Shoe Co., Inc.^	394,800	3,166,296
Buckle, Inc.	2,100	71,694
Build-A-Bear Workshop, Inc.*	16,200	78,894
Cabela’s, Inc.*	35,900	478,906
Charlotte Russe Holding, Inc.*	6,700	117,250
Charming Shoppes, Inc.*	100,000	491,000
Christopher & Banks Corp.	460,700	3,118,939
Coldwater Creek, Inc.*	11,200	91,840
Collective Brands, Inc.*	32,400	561,492
Conn’s, Inc.*	309,400	3,493,126
Dress Barn, Inc.*	29,800	534,314
DSW, Inc., Class A*	11,200	178,864
Finish Line, Inc., Class A	18,800	191,008
Genesco, Inc.*	20,100	483,807
Group 1 Automotive, Inc.^	174,200	4,677,270
Gymboree Corp.*	32,300	1,562,674
Haverty Furniture Cos., Inc.*	17,200	203,132
HOT Topic, Inc.*	17,300	129,577
Jo-Ann Stores, Inc.*	14,800	397,084
Lithia Motors, Inc., Class A	14,600	227,614
Men’s Wearhouse, Inc	253,400	6,258,980
New York & Co., Inc.*	19,500	99,840
OfficeMax, Inc.*	18,600	233,988
Pacific Sunwear of California, Inc.*	59,963	308,809
PEP Boys-Manny, Moe & Jack	43,500	424,995
Pier 1 Imports, Inc.*	348,100	1,347,147
Rent-A-Center, Inc.*	59,300	1,119,584
REX Stores Corp.*	7,700	83,930
Sally Beauty Holdings, Inc.*	63,300	450,063
Shoe Carnival, Inc.*	8,600	132,612
Sonic Automotive, Inc., Class A	672,200	7,058,100
Stage Stores, Inc.	35,200	456,192
Stein Mart, Inc.*	2,000	25,420
Syms Corp.*	6,100	49,349
Systemax, Inc.*	6,400	77,632
Talbots, Inc.	9,000	83,070
Tween Brands, Inc.*	21,600	181,224
West Marine, Inc.*^	264,200	2,076,612
Zale Corp.*^	265,600	1,899,040

		44,170,438

Textiles, Apparel & Luxury Goods (1.3%)
Carter’s, Inc.*	10,700	285,690
Columbia Sportswear Co.	10,700	440,412
Crocs, Inc.*	47,600	316,540
G-III Apparel Group Ltd.*	8,400	118,860
Iconix Brand Group, Inc.*	64,000	798,080
Jones Apparel Group, Inc.	76,800	1,377,024
Kenneth Cole Productions, Inc., Class A	6,000	60,180
K-Swiss, Inc., Class A	11,300	99,327
Liz Claiborne, Inc.	28,800	141,984
Movado Group, Inc.	15,300	222,309
Oxford Industries, Inc.	4,100	80,770
Perry Ellis International, Inc.*	9,400	150,776
Quiksilver, Inc.*	115,300	317,075
Skechers U.S.A., Inc., Class A*	29,200	500,488
Timberland Co., Class A*	95,100	1,323,792
Unifi, Inc.*	43,800	140,160
UniFirst Corp.	10,200	453,390
Warnaco Group, Inc.*	110,000	4,824,600

		11,651,457

Total Consumer Discretionary		141,002,708

Consumer Staples (2.8%)
Beverages (0.0%)
Heckmann Corp.*	70,300	321,974
National Beverage Corp.*	5,500	63,305

		385,279

Food & Staples Retailing (1.0%)
Andersons, Inc.	16,500	580,800
Casey’s General Stores, Inc.^	154,700	4,854,486
Great Atlantic & Pacific Tea Co., Inc.*	29,300	261,063
Ingles Markets, Inc., Class A	12,000	189,960
Nash Finch Co.	12,100	330,814
Pantry, Inc.*	17,400	272,832
Ruddick Corp.	32,500	865,150
Spartan Stores, Inc.	19,400	274,122
Susser Holdings Corp.*	7,000	87,990
Village Super Market, Inc., Class A	400	11,788
Weis Markets, Inc.	8,700	277,965
Winn-Dixie Stores, Inc.*	50,200	658,624

		8,665,594

Food Products (1.1%)
Alico, Inc.	400	11,756
American Italian Pasta Co., Class A*	5,900	160,362
B&G Foods, Inc., Class A	17,700	144,963
Chiquita Brands International, Inc.*	39,200	633,472
Darling International, Inc.*	470,000	3,454,500
Diamond Foods, Inc.	3,600	114,192
Farmer Bros Co.	3,800	78,660
Fresh Del Monte Produce, Inc.*	37,000	836,570
Griffin Land & Nurseries, Inc.	3,200	102,400
Hain Celestial Group, Inc.*	26,700	511,839
Imperial Sugar Co.	11,400	144,552
Omega Protein Corp.*	417,900	2,026,815
Seneca Foods Corp., Class A*	8,400	230,160
Smart Balance, Inc.*	14,000	85,960
TreeHouse Foods, Inc.*	28,300	1,009,461
Zapata Corp.*	9,100	63,336

		9,608,998

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Household Products (0.1%)
Central Garden & Pet Co., Class A*	55,900	$610,987
Oil-Dri Corp. of America	5,100	73,950
WD-40 Co	4,900	139,160

		824,097

Personal Products (0.5%)
American Oriental Bioengineering, Inc.*	38,200	185,652
Chattem, Inc.*	48,000	3,187,680
Elizabeth Arden, Inc.*	23,400	275,418
Inter Parfums, Inc.	10,500	128,205
Mannatech, Inc.	12,400	47,492
Nutraceutical International Corp.*	10,100	113,827
Prestige Brands Holdings, Inc.*	32,300	227,392
Revlon, Inc., Class A*	10,500	51,030
Schiff Nutrition International, Inc.	8,600	44,806

		4,261,502

Tobacco (0.1%)
Alliance One International, Inc.*	24,500	109,760
Universal Corp.	21,400	894,948

		1,004,708

Total Consumer Staples		24,750,178

Energy (9.1%)
Energy Equipment & Services (6.4%)
Allis-Chalmers Energy, Inc.*	54,000	235,440
Atwood Oceanics, Inc.*	76,200	2,687,574
Basic Energy Services, Inc.*	22,000	186,780
Bolt Technology Corp.*	5,800	72,906
Boots & Coots, Inc.*	2,127,000	3,424,470
Bristow Group, Inc.*^	150,100	4,456,469
Bronco Drilling Co., Inc.*	19,900	130,345
Cal Dive International, Inc.*	30,600	302,634
CARBO Ceramics, Inc.^	10,100	520,655
Complete Production Services, Inc.*	52,300	590,990
Dawson Geophysical Co.*	7,600	208,088
Global Industries Ltd.*	494,980	4,702,310
Gulf Island Fabrication, Inc.	11,200	209,888
GulfMark Offshore, Inc.*	9,500	311,030
Helix Energy Solutions Group, Inc.*	154,200	2,309,916
Hercules Offshore, Inc.*	76,000	373,160
Hornbeck Offshore Services, Inc.*	173,300	4,776,148
ION Geophysical Corp.*	295,200	1,039,104
Key Energy Services, Inc.*	113,900	990,930
Lufkin Industries, Inc.	1,700	90,406
Matrix Service Co.*	207,900	2,259,873
Mitcham Industries, Inc.*	310,000	1,922,000
NATCO Group, Inc., Class A*	14,600	646,488
Natural Gas Services Group, Inc.*	10,700	188,534
Newpark Resources, Inc.*	82,600	265,146
Oil States International, Inc.*	110,000	3,864,300
OYO Geospace Corp.*	4,000	103,320
Parker Drilling Co.*	714,000	3,898,440
PHI, Inc.*	4,300	87,204
Pioneer Drilling Co.*	32,800	240,752
Rowan Cos., Inc.	243,500	5,617,545
Superior Well Services, Inc.*	13,800	133,584
T-3 Energy Services, Inc.*	12,200	240,340
TETRA Technologies, Inc.*	31,000	300,390
Tidewater, Inc.	116,500	5,485,985
Union Drilling, Inc.*	6,995	53,442
Unit Corp.*	91,000	3,753,750
Vantage Drilling Co.*	55,800	102,114

		56,782,450

Oil, Gas & Consumable Fuels (2.7%)
Alon USA Energy, Inc.	6,300	62,559
Approach Resources, Inc.*	8,100	73,548
Arch Coal, Inc.	135,000	2,987,550
Atlas Energy, Inc.	15,700	424,999
ATP Oil & Gas Corp.*	25,100	449,039
Berry Petroleum Co., Class A	38,400	1,028,352
Bill Barrett Corp.*	34,500	1,131,255
BPZ Resources, Inc.*	15,500	116,560
Brigham Exploration Co.*	33,300	302,364
Cheniere Energy, Inc.*	37,700	110,461
Clayton Williams Energy, Inc.*	5,800	174,696
Crosstex Energy, Inc.	39,400	208,032
CVR Energy, Inc.*	18,400	228,896
Delek U.S. Holdings, Inc.	12,800	109,696
Delta Petroleum Corp.*	73,800	129,150
Denbury Resources, Inc.*	115,000	1,739,950
DHT Maritime, Inc.	48,000	180,480
General Maritime Corp.	42,900	332,046
GeoResources, Inc.*	7,200	79,560
GMX Resources, Inc.*	10,100	158,671
Golar LNG Ltd.	11,600	128,296
Goodrich Petroleum Corp.*	22,000	567,820
Gran Tierra Energy, Inc.*	183,700	764,192
Green Plains Renewable Energy, Inc.*	9,500	67,450
Gulfport Energy Corp.*	1,900	16,606
Harvest Natural Resources, Inc.*	31,700	162,621
International Coal Group, Inc.*	79,800	321,594
Knightsbridge Tankers Ltd.	16,500	215,160
Nordic American Tanker Shipping Ltd.	37,900	1,121,082
Oilsands Quest, Inc.*	158,500	179,105
Overseas Shipholding Group, Inc.^	56,100	2,096,457
Parallel Petroleum Corp.*	41,400	131,238
Patriot Coal Corp.*	66,800	785,568
Penn Virginia Corp.	41,800	957,638
Petroleum Development Corp.*	16,900	315,354
PetroQuest Energy, Inc.*	41,600	269,984
Quest Resource Corp.*	600,000	354,000
Rex Energy Corp.*	7,100	59,285
Rosetta Resources, Inc.*	46,800	687,492
Ship Finance International Ltd.	16,500	202,785
Stone Energy Corp.*	37,500	611,625
Swift Energy Co.*	33,700	798,016
Teekay Corp.	93,000	2,033,910
Toreador Resources Corp.*	1,700	16,983
USEC, Inc.*	100,600	471,814
VAALCO Energy, Inc.*	52,900	243,340
Venoco, Inc.*	12,100	139,271
Warren Resources, Inc.*	27,000	79,920
Western Refining, Inc.*	35,700	230,265
Westmoreland Coal Co.*	7,600	61,788

		24,118,523

Total Energy		80,900,973

Financials (23.1%)
Capital Markets (1.6%)
Allied Capital Corp.	160,200	491,814
American Capital Ltd.	244,700	790,381
Apollo Investment Corp.	147,640	1,409,962
Ares Capital Corp.	88,030	970,091
BGC Partners, Inc., Class A	15,400	65,912
BlackRock Kelso Capital Corp.	12,786	94,872
Calamos Asset Management, Inc., Class A	16,700	218,102

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Capital Southwest Corp.	2,800	$214,900
Cohen & Steers, Inc.	8,900	213,600
E*TRADE Financial Corp.*	1,321,600	2,312,800
Evercore Partners, Inc., Class A	7,200	210,384
FBR Capital Markets Corp.*	13,400	79,462
FCStone Group, Inc.*	27,300	131,586
GAMCO Investors, Inc., Class A	2,800	127,960
Gladstone Capital Corp.	20,200	180,386
Gladstone Investment Corp.	20,500	99,425
Harris & Harris Group, Inc.*	23,200	145,000
Hercules Technology Growth Capital, Inc.	31,880	313,062
JMP Group, Inc.	13,100	126,546
KBW, Inc.*	16,700	538,074
Knight Capital Group, Inc., Class A*	42,200	917,850
Kohlberg Capital Corp.	17,494	105,489
LaBranche & Co., Inc.*	53,700	182,580
MCG Capital Corp.*	59,000	247,210
MF Global Ltd.*	60,800	442,016
MVC Capital, Inc.	20,200	177,356
NGP Capital Resources Co.	21,048	152,808
Oppenheimer Holdings, Inc., Class A	7,600	185,060
PennantPark Investment Corp.	19,261	156,207
Penson Worldwide, Inc.*	7,200	70,128
Piper Jaffray Cos., Inc.*	17,900	854,188
Prospect Capital Corp.	44,054	471,818
Safeguard Scientifics, Inc.*	11,200	122,864
Sanders Morris Harris Group, Inc.	18,100	106,971
SWS Group, Inc.	20,900	300,960
Teton Advisors, Inc., Class B(b)†	75	195
Thomas Weisel Partners Group, Inc.*	18,300	97,722
TICC Capital Corp.	26,100	131,544
TradeStation Group, Inc.*	24,000	195,600
Triangle Capital Corp.	7,654	94,450
Virtus Investment Partners, Inc.*	5,700	88,977
Westwood Holdings Group, Inc.	900	31,230

		13,867,542

Commercial Banks (6.0%)
1st Source Corp.	14,400	234,720
Alliance Financial Corp./New York	4,000	108,200
American National Bankshares, Inc.	6,000	130,920
Ameris Bancorp	12,294	87,901
Ames National Corp.	3,600	86,796
Arrow Financial Corp.	3,605	98,381
Auburn National Bancorp., Inc.	2,400	58,560
BancFirst Corp.	6,000	221,580
Banco Latinoamericano de Comercio Exterior S.A., Class E	26,000	369,720
Bancorp Rhode Island, Inc.	3,600	89,928
Bancorp, Inc./Delaware*	11,200	64,064
Bank of Kentucky Financial Corp.	3,100	65,596
Bank of the Ozarks, Inc.	10,600	281,218
Banner Corp.	14,500	39,585
Bar Harbor Bankshares	2,900	98,600
Boston Private Financial Holdings, Inc.	60,600	394,506
Bryn Mawr Bank Corp.	6,000	104,820
Camden National Corp.	7,300	241,192
Cape Bancorp, Inc.*	11,600	89,088
Capital City Bank Group, Inc.	11,300	160,460
Cardinal Financial Corp.	14,700	120,981
Cathay General Bancorp	267,500	2,164,075
Center Bancorp, Inc.	12,226	92,062
Centerstate Banks, Inc.	8,300	65,487
Central Pacific Financial Corp.	27,500	69,300
Century Bancorp, Inc./Massachusetts, Class A	3,500	75,950
Chemical Financial Corp.^	169,800	3,699,942
Chicopee Bancorp, Inc.*	6,400	84,544
Citizens & Northern Corp.	8,100	119,799
Citizens Holding Co.	3,000	79,380
Citizens Republic Bancorp, Inc.*	120,700	91,732
City Holding Co.	13,500	402,435
CNB Financial Corp./Pennsylvania	4,600	78,982
CoBiz Financial, Inc.	25,700	127,986
Columbia Banking System, Inc.	25,100	415,405
Community Bank System, Inc.	30,300	553,581
Community Trust Bancorp, Inc.	14,000	366,380
CVB Financial Corp.	78,000	592,020
Eagle Bancorp, Inc.*	9,900	94,842
East West Bancorp, Inc.	564,400	4,684,520
Enterprise Bancorp, Inc./Massachusetts	5,100	65,280
Enterprise Financial Services Corp.	5,400	49,950
F.N.B. Corp./Pennsylvania	105,000	746,550
Farmers Capital Bank Corp.	5,700	101,916
Financial Institutions, Inc.	9,800	97,706
First Bancorp, Inc./Maine	7,500	139,500
First Bancorp/North Carolina	13,800	249,090
First Bancorp/Puerto Rico	77,300	235,765
First Busey Corp.	24,300	114,210
First California Financial Group, Inc.*	5,900	28,320
First Commonwealth Financial Corp.	79,000	448,720
First Community Bancshares, Inc./Virginia	12,500	157,750
First Financial Bancorp	45,900	553,095
First Financial Bankshares, Inc.	8,500	420,410
First Financial Corp./Indiana	10,400	318,656
First Merchants Corp.	20,900	145,673
First Midwest Bancorp, Inc./Illinois	43,500	490,245
First of Long Island Corp.	4,500	119,655
First South Bancorp, Inc./North Carolina	7,100	81,650
FirstMerit Corp.	74,316	1,414,228
German American Bancorp, Inc.	10,800	167,508
Glacier Bancorp, Inc.	56,667	846,605
Great Southern Bancorp, Inc.	7,600	180,196
Guaranty Bancorp*	46,200	68,376
Hampton Roads Bankshares, Inc.	18,000	51,840
Hancock Holding Co.	19,000	713,830
Harleysville National Corp.	39,500	210,535
Heartland Financial USA, Inc.	11,500	169,625
Heritage Financial Corp./Washington	5,600	73,640
Home Bancorp, Inc.*	8,800	107,096
Home Bancshares, Inc./Arkansas	15,400	337,568
IBERIABANK Corp.	19,000	865,640
Independent Bank Corp./Massachusetts	19,200	424,896
International Bancshares Corp.	46,600	760,046
Investors Bancorp, Inc.*	40,200	426,522
Lakeland Bancorp, Inc.	18,500	138,750
Lakeland Financial Corp.	11,400	235,410
MainSource Financial Group, Inc.	18,700	127,160
MB Financial, Inc.	45,000	943,650
Merchants Bancshares, Inc.	4,700	100,392
Metro Bancorp, Inc.*	3,000	36,510
Midsouth Bancorp, Inc.	4,600	60,720
Nara Bancorp, Inc.	13,000	90,350
National Bankshares, Inc./Virginia	6,700	170,515
National Penn Bancshares, Inc.	112,900	689,819

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
NBT Bancorp, Inc.	30,900	$696,486
Northfield Bancorp, Inc./New Jersey	17,700	226,560
Northrim BanCorp, Inc.	6,300	96,075
Norwood Financial Corp.	1,900	59,090
Ohio Valley Banc Corp.	3,900	103,350
Old National Bancorp/Indiana	78,100	874,720
Old Point Financial Corp.	2,100	34,986
Old Second Bancorp, Inc.	8,900	50,997
Oriental Financial Group, Inc.	23,300	295,910
Orrstown Financial Services, Inc.	2,700	104,328
Pacific Capital Bancorp N.A	43,900	63,216
Pacific Continental Corp	9,700	102,141
PacWest Bancorp	22,700	432,435
Park National Corp.	9,600	560,064
Peapack Gladstone Financial Corp.	6,580	105,675
Penns Woods Bancorp, Inc.	1,700	54,417
Peoples Bancorp, Inc./Ohio^	79,100	1,032,255
Peoples Financial Corp./Mississippi	3,800	70,718
Pinnacle Financial Partners, Inc.*	30,200	383,842
Porter Bancorp, Inc.	2,800	45,640
Premierwest Bancorp	18,585	50,365
PrivateBancorp, Inc.	10,500	256,830
Prosperity Bancshares, Inc.	41,800	1,454,222
Renasant Corp.	19,200	285,120
Republic Bancorp, Inc./Kentucky, Class A	7,700	153,692
Republic First Bancorp, Inc.*	7,300	33,142
S&T Bancorp, Inc.	22,600	292,896
Sandy Spring Bancorp, Inc.	15,700	255,596
Santander BanCorp*	4,300	41,925
SCBT Financial Corp.	11,300	317,530
Shore Bancshares, Inc.	8,000	133,840
Sierra Bancorp	6,600	79,266
Signature Bank/New York*	6,600	191,400
Simmons First National Corp., Class A	12,600	363,006
Smithtown Bancorp, Inc.	14,200	163,868
South Financial Group, Inc.	144,500	212,415
Southside Bancshares, Inc.	9,860	222,047
Southwest Bancorp, Inc./Oklahoma	13,900	195,156
State Bancorp, Inc./New York	12,800	108,160
StellarOne Corp.	21,700	320,075
Sterling Bancorp/New York	17,300	124,906
Sterling Bancshares, Inc./Texas	75,300	550,443
Sterling Financial Corp./Washington*	49,800	99,600
Suffolk Bancorp	3,100	91,791
Sun Bancorp, Inc./New Jersey*	14,175	74,844
Susquehanna Bancshares, Inc.	79,900	470,611
SVB Financial Group*	26,800	1,159,636
SY Bancorp, Inc.	6,600	152,394
Texas Capital Bancshares, Inc.*	29,100	490,044
Tompkins Financial Corp.	4,800	209,760
Tower Bancorp, Inc.	3,400	89,318
TowneBank/Virginia	19,100	243,525
Trico Bancshares	13,300	218,120
Trustmark Corp.	51,500	981,075
UCBH Holdings, Inc.	105,600	84,480
UMB Financial Corp.	29,100	1,176,804
Umpqua Holdings Corp.	78,300	829,980
Union Bankshares Corp./Virginia	15,800	196,710
United Bankshares, Inc.	35,200	689,568
United Community Banks, Inc./Georgia*	39,804	199,019
United Security Bancshares, Inc./Alabama	5,900	130,921
Univest Corp. of Pennsylvania	14,600	316,382
Washington Banking Co.	9,400	87,044
Washington Trust Bancorp, Inc.	12,300	215,496
Webster Financial Corp.	61,500	766,905
WesBanco, Inc.	21,400	330,844
West Bancorp, Inc.	15,500	76,880
Westamerica Bancorp	11,300	587,600
Western Alliance Bancorp*	44,200	278,902
Wilber Corp.	5,900	49,560
Wilshire Bancorp, Inc.	18,600	136,524
Wintrust Financial Corp.	21,400	598,344
Yadkin Valley Financial Corp.	13,200	61,644

		53,273,936

Consumer Finance (1.1%)
Advance America Cash Advance Centers, Inc.	5,300	29,680
Cash America International, Inc.	27,200	820,352
CompuCredit Holdings Corp.*	4,900	23,079
Credit Acceptance Corp.*	100	3,219
Dollar Financial Corp.*	3,600	57,672
EZCORP, Inc., Class A*	385,000	5,259,100
First Cash Financial Services, Inc.*	150,000	2,569,500
First Marblehead Corp.*	60,600	133,320
Nelnet, Inc., Class A*	13,100	162,964
Rewards Network, Inc.*	4,333	59,535
World Acceptance Corp.*	14,500	365,545

		9,483,966

Diversified Financial Services (0.3%)
Asset Acceptance Capital Corp.*	9,100	65,975
Compass Diversified Holdings	22,800	238,716
Encore Capital Group, Inc.*	13,300	178,885
Fifth Street Finance Corp.	25,305	276,584
Financial Federal Corp.	14,700	362,796
Medallion Financial Corp.	13,500	112,860
NewStar Financial, Inc.*	16,200	53,298
PHH Corp.*	48,800	968,192
PICO Holdings, Inc.*	11,100	370,185
Primus Guaranty Ltd.*	8,100	34,587
Resource America, Inc., Class A	9,700	46,657

		2,708,735

Insurance (7.4%)
Ambac Financial Group, Inc.	254,600	427,728
American Equity Investment Life Holding Co.	48,200	338,364
American National Insurance Co.^	30,400	2,590,080
American Physicians Capital, Inc.	8,633	248,717
American Physicians Service Group, Inc.	6,200	142,848
American Safety Insurance Holdings Ltd.*	6,800	107,440
AMERISAFE, Inc.*	18,000	310,500
Amtrust Financial Services, Inc.	19,000	216,790
Argo Group International Holdings Ltd.*	27,600	929,568
Arthur J. Gallagher & Co.	87,000	2,120,190
Aspen Insurance Holdings Ltd.	200,000	5,294,000
Assured Guaranty Ltd.	83,122	1,614,229
Baldwin & Lyons, Inc., Class B	6,900	161,805
Citizens, Inc./Texas*	8,300	52,622
CNA Surety Corp.*	16,000	259,200
Conseco, Inc.*	167,500	881,050
Crawford & Co., Class B*	4,700	20,727
Delphi Financial Group, Inc., Class A	40,200	909,726
Donegal Group, Inc., Class A	10,800	166,752
Eastern Insurance Holdings, Inc.	7,800	74,334
EMC Insurance Group, Inc.	4,700	99,311

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Employers Holdings, Inc.	41,700	$645,516
Enstar Group, Ltd.*	6,000	373,620
Erie Indemnity Co., Class A	61,900	2,318,774
FBL Financial Group, Inc., Class A	7,600	147,668
First Acceptance Corp.*	15,900	42,930
First Mercury Financial Corp.	7,400	98,568
Flagstone Reinsurance Holdings Ltd.	35,000	394,800
FPIC Insurance Group, Inc.*	6,200	208,010
Greenlight Capital Reinsurance Ltd., Class A*	25,300	475,640
Hallmark Financial Services*	5,800	46,690
Harleysville Group, Inc.	11,800	373,470
Hilltop Holdings, Inc.*	35,500	435,230
Horace Mann Educators Corp.	36,300	507,111
Independence Holding Co.	7,300	42,924
Infinity Property & Casualty Corp.	12,600	535,248
Kansas City Life Insurance Co.	4,100	127,674
Maiden Holdings Ltd.	46,800	340,236
Max Capital Group Ltd.	42,600	910,362
Meadowbrook Insurance Group, Inc.	51,200	378,880
Mercer Insurance Group, Inc.	5,500	99,385
Montpelier Reinsurance Holdings Ltd.^	347,600	5,672,832
National Financial Partners Corp.*	35,400	308,688
National Interstate Corp.	6,000	105,000
National Western Life Insurance Co., Class A	2,073	364,807
Navigators Group, Inc.*	11,600	638,000
NYMAGIC, Inc.	4,300	74,218
Old Republic International Corp.^	498,000	6,065,640
Phoenix Cos., Inc.*	93,600	304,200
Platinum Underwriters Holdings Ltd.	46,400	1,662,976
PMA Capital Corp., Class A*	28,800	163,872
Presidential Life Corp.	20,100	208,236
ProAssurance Corp.*	30,000	1,565,700
Protective Life Corp.	312,800	6,700,176
RLI Corp.^	64,700	3,414,866
Safety Insurance Group, Inc.	10,300	339,076
SeaBright Insurance Holdings, Inc.*	20,200	230,684
Selective Insurance Group, Inc.	47,700	750,321
StanCorp Financial Group, Inc.	80,000	3,229,600
State Auto Financial Corp.	13,500	242,055
Stewart Information Services Corp.	16,300	201,631
Syncora Holdings Ltd.*^	394,800	189,504
Tower Group, Inc.	4,493	109,584
United America Indemnity Ltd., Class A*	31,751	234,640
United Fire & Casualty Co.	19,500	349,050
Validus Holdings Ltd.	172,752	4,456,989
Zenith National Insurance Corp.	84,200	2,601,780

		65,652,842

Real Estate Investment Trusts (REITs) (4.9%)
Acadia Realty Trust (REIT)	27,300	411,411
Agree Realty Corp. (REIT)	6,800	155,924
Alexander’s, Inc. (REIT)	700	207,116
American Campus Communities, Inc. (REIT)	46,900	1,259,265
American Capital Agency Corp. (REIT)	11,000	312,950
Anthracite Capital, Inc. (REIT)*	56,800	59,640
Anworth Mortgage Asset Corp. (REIT)	92,400	728,112
Ashford Hospitality Trust, Inc. (REIT)*	56,000	193,760
Associated Estates Realty Corp. (REIT)	13,100	126,022
BioMed Realty Trust, Inc. (REIT)	88,100	1,215,780
CapLease, Inc. (REIT)	41,900	168,857
Capstead Mortgage Corp. (REIT)	56,800	790,088
Care Investment Trust, Inc. (REIT)	12,300	94,341
CBL & Associates Properties, Inc. (REIT)	124,700	1,209,590
Cedar Shopping Centers, Inc. (REIT)	36,500	235,425
Cogdell Spencer, Inc. (REIT)	27,300	131,040
Colonial Properties Trust (REIT)	45,200	439,796
Cousins Properties, Inc. (REIT)	64,997	538,175
Cypress Sharpridge Investments, Inc. (REIT)*	12,900	183,180
DCT Industrial Trust, Inc. (REIT)	184,700	943,817
Developers Diversified Realty Corp. (REIT)	128,600	1,188,264
DiamondRock Hospitality Co. (REIT)*	104,100	843,210
DuPont Fabros Technology, Inc. (REIT)*	12,200	162,626
Dynex Capital, Inc. (REIT)	11,200	94,416
EastGroup Properties, Inc. (REIT)	8,800	336,336
Education Realty Trust, Inc. (REIT)	51,200	303,616
Entertainment Properties Trust (REIT)	31,400	1,071,996
Equity Lifestyle Properties, Inc. (REIT)	8,700	372,273
Equity One, Inc. (REIT)	30,500	477,935
Extra Space Storage, Inc. (REIT)	78,400	827,120
FelCor Lodging Trust, Inc. (REIT)	60,600	274,518
First Industrial Realty Trust, Inc. (REIT)	35,800	187,950
First Potomac Realty Trust (REIT)	26,100	301,716
Franklin Street Properties Corp. (REIT)	59,700	782,070
Getty Realty Corp. (REIT)	10,200	250,308
Gladstone Commercial Corp. (REIT)	8,400	114,912
Glimcher Realty Trust (REIT)	53,200	195,244
Government Properties Income Trust (REIT)*	9,100	218,491
Gramercy Capital Corp./New York (REIT)*	41,100	99,873
Hatteras Financial Corp. (REIT)	32,500	974,350
Healthcare Realty Trust, Inc. (REIT)	53,300	1,126,229
Hersha Hospitality Trust (REIT)	43,400	134,540
Highwoods Properties, Inc. (REIT)	64,300	2,022,235
Home Properties, Inc. (REIT)	29,600	1,275,464
Inland Real Estate Corp. (REIT)	63,000	551,880
Invesco Mortgage Capital, Inc. (REIT)*	6,800	148,580
Investors Real Estate Trust (REIT)	52,500	474,600
iStar Financial, Inc. (REIT)*	87,100	264,784
Kilroy Realty Corp. (REIT)	39,000	1,081,860
Kite Realty Group Trust (REIT)	35,400	147,618
LaSalle Hotel Properties (REIT)	57,100	1,122,586
Lexington Realty Trust (REIT)	79,189	403,864
LTC Properties, Inc. (REIT)	19,300	463,972
Medical Properties Trust, Inc. (REIT)	72,800	568,568
MFA Financial, Inc. (REIT)	254,400	2,025,024
Mid-America Apartment Communities, Inc. (REIT)	12,600	568,638
Mission West Properties, Inc. (REIT)	18,100	121,813
Monmouth Real Estate Investment Corp. (REIT), Class A	17,500	121,800

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
National Health Investors, Inc. (REIT)	22,700	$718,455
National Retail Properties, Inc. (REIT)	72,400	1,554,428
NorthStar Realty Finance Corp. (REIT)	53,200	186,732
Omega Healthcare Investors, Inc. (REIT)	60,200	964,404
One Liberty Properties, Inc. (REIT)	321	2,889
Parkway Properties, Inc./Maryland (REIT)	20,300	399,910
Pennsylvania Real Estate Investment Trust (REIT)	33,700	256,457
Pennymac Mortgage Investment Trust (REIT)*	11,600	230,956
Post Properties, Inc. (REIT)	40,500	729,000
Potlatch Corp. (REIT)	17,000	483,650
PS Business Parks, Inc. (REIT)	10,800	554,256
RAIT Financial Trust (REIT)	59,500	174,930
Ramco-Gershenson Properties Trust (REIT)	22,400	199,808
Redwood Trust, Inc. (REIT)	60,500	937,750
Resource Capital Corp. (REIT)	20,700	112,608
Saul Centers, Inc. (REIT)	2,100	67,410
Sovran Self Storage, Inc. (REIT)	20,100	611,643
Strategic Hotels & Resorts, Inc. (REIT)*	71,700	185,703
Sun Communities, Inc. (REIT)	14,500	312,040
Sunstone Hotel Investors, Inc. (REIT)*	68,600	487,060
Tanger Factory Outlet Centers (REIT)	16,700	623,578
UMH Properties, Inc. (REIT)	6,800	55,420
Universal Health Realty Income Trust (REIT)	5,000	162,750
Urstadt Biddle Properties, Inc. (REIT), Class A	18,000	262,620
U-Store-It Trust (REIT)	71,300	445,625
Walter Investment Management Corp. (REIT)	15,500	248,310
Washington Real Estate Investment Trust (REIT)	46,600	1,342,080
Winthrop Realty Trust (REIT)	10,700	104,218

		43,520,258

Real Estate Management & Development (0.1%)
Avatar Holdings, Inc.*	5,900	112,100
China Housing & Land Development, Inc.*	25,300	97,405
Consolidated-Tomoka Land Co.	5,300	202,990
Forestar Group, Inc.*	32,100	551,478

		963,973

Thrifts & Mortgage Finance (1.7%)
Abington Bancorp, Inc.	20,200	156,348
Astoria Financial Corp.	78,800	869,952
Bank Mutual Corp.	41,300	365,092
BankFinancial Corp.	18,200	174,356
Beneficial Mutual Bancorp, Inc.*	30,400	277,552
Berkshire Hills Bancorp, Inc.	12,300	269,862
Brookline Bancorp, Inc.	40,000	388,800
Brooklyn Federal Bancorp, Inc.	900	10,980
Clifton Savings Bancorp, Inc.	7,200	70,560
Danvers Bancorp, Inc.	16,900	229,671
Dime Community Bancshares, Inc.	22,400	256,032
Doral Financial Corp.*	5,100	18,870
ESB Financial Corp.	9,000	120,510
ESSA Bancorp, Inc.	14,500	191,545
First Defiance Financial Corp.	8,000	119,280
First Financial Holdings, Inc.	11,200	178,864
First Financial Northwest, Inc.	18,700	108,834
First Financial Service Corp.	4,000	53,880
Flagstar Bancorp, Inc.*	59,200	60,976
Flushing Financial Corp.	26,400	300,960
Fox Chase Bancorp, Inc.*	5,400	54,108
Home Federal Bancorp, Inc./Idaho	16,200	185,004
Kearny Financial Corp.	13,300	138,586
K-Fed Bancorp	4,200	37,884
Legacy Bancorp., Inc./Massachusetts	7,300	76,650
Meridian Interstate Bancorp, Inc.*	9,600	81,600
MGIC Investment Corp.*	115,300	854,373
NASB Financial, Inc.	3,300	86,790
NewAlliance Bancshares, Inc.	95,800	1,025,060
Northeast Community Bancorp, Inc.	6,000	44,280
Northwest Bancorp, Inc.	16,300	372,292
OceanFirst Financial Corp.	8,500	98,600
Ocwen Financial Corp.*	51,200	579,584
Oritani Financial Corp.	2,000	27,280
PMI Group, Inc.	64,400	273,700
Provident Financial Services, Inc.	54,700	562,863
Provident New York Bancorp	32,000	305,600
Radian Group, Inc.	74,200	785,036
Rockville Financial, Inc.	7,900	84,925
Roma Financial Corp.	4,900	60,907
Territorial Bancorp, Inc.*	9,200	144,256
Tree.com, Inc.*	6,500	49,075
TrustCo Bank Corp. NY/New York^	698,000	4,362,500
United Financial Bancorp, Inc.	12,500	144,750
Waterstone Financial, Inc.*	6,800	34,408
Westfield Financial, Inc.	29,300	248,171
WSFS Financial Corp.	5,900	157,176

		15,098,382

Total Financials		204,569,634

Health Care (4.9%)
Biotechnology (0.2%)
ArQule, Inc.*	18,800	85,352
Celera Corp.*	58,200	362,586
Facet Biotech Corp.*	17,800	307,762
Geron Corp.*	43,000	282,080
Infinity Pharmaceuticals, Inc.*	9,900	61,677
Lexicon Pharmaceuticals, Inc.*	29,700	63,261
Martek Biosciences Corp.*	24,200	546,678
Maxygen, Inc.*	4,400	29,436
Nabi Biopharmaceuticals*	14,700	52,773

		1,791,605

Health Care Equipment & Supplies (1.4%)
Analogic Corp.	4,400	162,888
AngioDynamics, Inc.*	17,000	234,260
Aspect Medical Systems, Inc.*	15,600	186,888
Cantel Medical Corp.*	3,600	54,216
Cardiac Science Corp.*	18,000	72,000
CONMED Corp.*	26,000	498,420
Cutera, Inc.*	9,500	82,175
Cynosure, Inc., Class A*	9,800	114,170
ev3, Inc.*	65,400	805,074
Greatbatch, Inc.*	6,400	143,808
Home Diagnostics, Inc.*	8,400	56,784
I-Flow Corp.*	12,400	141,236
Invacare Corp.	14,500	323,060
Medical Action Industries, Inc.*	3,100	37,417
Natus Medical, Inc.*	7,200	111,096

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Palomar Medical Technologies, Inc.*	4,900	$79,429
RTI Biologics, Inc.*	33,900	147,465
STERIS Corp.^	86,000	2,618,700
Symmetry Medical, Inc.*	23,900	247,843
Teleflex, Inc.	67,400	3,256,094
TomoTherapy, Inc.*	24,400	105,652
Volcano Corp.*	11,400	191,748
West Pharmaceutical Services, Inc.^	70,000	2,842,700
Zoll Medical Corp.*	2,700	58,104

		12,571,227

Health Care Providers & Services (1.9%)
Alliance HealthCare Services, Inc.*	2,800	15,848
Allied Healthcare International, Inc.*	37,500	105,000
Allion Healthcare, Inc.*	18,600	108,810
Amedisys, Inc.*	1,600	69,808
America Service Group, Inc.	429,300	7,100,622
American Dental Partners, Inc.*	8,300	116,200
Amsurg Corp.*	28,200	598,686
Assisted Living Concepts, Inc., Class A*	9,860	204,299
Capital Senior Living Corp.*	19,900	121,390
Centene Corp.*	17,500	331,450
Cross Country Healthcare, Inc.*	24,000	223,440
Gentiva Health Services, Inc.*	15,700	392,657
Hanger Orthopedic Group, Inc.*	19,800	274,626
Healthspring, Inc.*	45,400	556,150
Healthways, Inc.*	28,600	438,152
inVentiv Health, Inc.*	19,800	331,254
Kindred Healthcare, Inc.*	35,000	568,050
Landauer, Inc.	3,400	186,932
Magellan Health Services, Inc.*	31,700	984,602
MedCath Corp.*	15,300	134,181
Molina Healthcare, Inc.*	11,700	242,073
National Healthcare Corp.	4,400	164,076
Nighthawk Radiology Holdings, Inc.*	20,500	148,215
Odyssey HealthCare, Inc.*	16,100	201,250
Owens & Minor, Inc.	7,300	330,325
Psychiatric Solutions, Inc.*	16,200	433,512
RehabCare Group, Inc.*	3,800	82,422
Res-Care, Inc.*	22,900	325,409
Skilled Healthcare Group, Inc., Class A*	16,800	134,904
Sun Healthcare Group, Inc.*	38,800	335,232
Sunrise Senior Living, Inc.*	44,600	135,138
Triple-S Management Corp., Class B*	17,100	286,767
U.S. Physical Therapy, Inc.*	6,200	93,434
Universal American Corp.*	26,200	246,804
WellCare Health Plans, Inc.*	37,900	934,235

		16,955,953

Health Care Technology (0.0%)
MedQuist, Inc.	9,400	59,784
Omnicell, Inc.*	4,600	51,244
Vital Images, Inc.*	3,700	46,324

		157,352

Life Sciences Tools & Services (1.1%)
Affymetrix, Inc.*	9,600	84,288
Albany Molecular Research, Inc.*	22,700	196,582
Cambrex Corp.*	2,900	18,270
Enzo Biochem, Inc.*	7,700	54,516
Kendle International, Inc.*	11,400	190,608
Mettler-Toledo International, Inc.*	46,000	4,167,140
Pharmaceutical Product Development, Inc.^	177,200	3,887,768
Varian, Inc.*	19,900	1,016,094

		9,615,266

Pharmaceuticals (0.3%)
Adolor Corp.*	22,300	35,457
Hi-Tech Pharmacal Co., Inc.*	6,400	143,616
KV Pharmaceutical Co., Class A*	18,000	55,260
Medicines Co.*	15,200	167,352
Medicis Pharmaceutical Corp., Class A	46,900	1,001,315
Par Pharmaceutical Cos., Inc.*	31,400	675,414
SuperGen, Inc.*	22,000	58,740
ViroPharma, Inc.*	55,400	532,948

		2,670,102

Total Health Care		43,761,505

Industrials (22.7%)
Aerospace & Defense (0.8%)
AAR Corp.*	31,600	693,304
Argon ST, Inc.*	1,700	32,385
Ascent Solar Technologies, Inc.*	12,600	95,004
Ceradyne, Inc.*	24,100	441,753
Curtiss-Wright Corp.	41,000	1,399,330
Ducommun, Inc.	10,100	190,991
DynCorp International, Inc., Class A*	19,800	356,400
Esterline Technologies Corp.*	18,000	705,780
Herley Industries, Inc.*	13,300	173,565
Ladish Co., Inc.*	15,200	229,976
LMI Aerospace, Inc.*	3,300	33,099
Moog, Inc., Class A*	38,200	1,126,900
Teledyne Technologies, Inc.*	22,300	802,577
Todd Shipyards Corp.	5,700	93,708
Triumph Group, Inc.	15,100	724,649

		7,099,421

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	22,100	76,466
Atlas Air Worldwide Holdings, Inc.*	15,300	489,141
Dynamex, Inc.*	2,200	35,926
Forward Air Corp.	13,200	305,580
Hub Group, Inc., Class A*	17,300	395,305
Pacer International, Inc.	20,400	78,744

		1,381,162

Airlines (0.9%)
Alaska Air Group, Inc.*	31,000	830,490
JetBlue Airways Corp.*	229,456	1,372,147
Republic Airways Holdings, Inc.*	25,200	235,116
SkyWest, Inc.	295,000	4,891,100
U.S. Airways Group, Inc.*	143,800	675,860
UAL Corp.*	9,000	82,980

		8,087,693

Building Products (2.9%)
American Woodmark Corp.^	142,300	2,752,082
Ameron International Corp.	8,300	580,834
Apogee Enterprises, Inc.^	412,700	6,198,754
Builders FirstSource, Inc.*	3,100	13,516
Gibraltar Industries, Inc.	365,700	4,852,839
Griffon Corp.*	38,800	390,716
Insteel Industries, Inc.	15,200	181,640
NCI Building Systems, Inc.*	18,900	60,480
Quanex Building Products Corp.	12,600	180,936
Simpson Manufacturing Co., Inc.	152,900	3,862,254
Trex Co., Inc.*	1,900	34,580
Universal Forest Products, Inc.	166,699	6,577,943

		25,686,574

Commercial Services & Supplies (2.9%)
ABM Industries, Inc.^	243,400	5,121,136
ACCO Brands Corp.*	48,000	346,560

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
American Reprographics Co.*	4,400	$41,888
Amrep Corp.*	1,600	21,120
ATC Technology Corp.*	5,100	100,776
Bowne & Co., Inc.	33,700	259,490
Clean Harbors, Inc.*	800	45,008
Consolidated Graphics, Inc.*	9,500	237,025
Copart, Inc.*	60,000	1,992,600
Cornell Cos., Inc.*	10,600	237,864
Courier Corp.	9,400	142,410
Deluxe Corp.	21,600	369,360
EnergySolutions, Inc.	61,600	567,952
Ennis, Inc.	23,900	385,507
Fuel Tech, Inc.*	3,900	43,680
G&K Services, Inc., Class A	17,100	378,936
GEO Group, Inc.*	9,800	197,666
GeoEye, Inc.*	1,100	29,480
HNI Corp.	10,648	251,293
ICT Group, Inc.*	2,700	28,350
Kimball International, Inc., Class B	30,500	232,715
M&F Worldwide Corp.*	9,200	186,208
McGrath RentCorp.	18,300	389,241
Metalico, Inc.*	26,600	110,922
Mine Safety Appliances Co.	129,900	3,573,549
Mobile Mini, Inc.*	280,900	4,876,424
Multi-Color Corp.	1,700	26,231
Schawk, Inc.	14,500	169,215
Standard Parking Corp.*	6,000	104,940
Standard Register Co.	1,900	11,172
Steelcase, Inc., Class A	63,800	396,198
Team, Inc.*	224,000	3,796,800
United Stationers, Inc.*	21,300	1,014,093
Viad Corp.	17,000	338,470
Waste Services, Inc.*	13,500	62,370

		26,086,649

Construction & Engineering (1.7%)
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	130,000	2,428,400
Comfort Systems USA, Inc.	35,800	414,922
Dycom Industries, Inc.*	36,600	450,180
EMCOR Group, Inc.*^	133,500	3,380,220
Furmanite Corp.*	194,300	837,433
Granite Construction, Inc.	27,400	847,756
Great Lakes Dredge & Dock Corp.	3,300	23,034
Insituform Technologies, Inc., Class A*	35,000	669,900
Integrated Electrical Services, Inc.*	6,000	48,300
Layne Christensen Co.*	17,400	557,670
MasTec, Inc.*	14,200	172,530
Northwest Pipe Co.*	8,700	291,711
Orion Marine Group, Inc.*	185,000	3,799,900
Pike Electric Corp.*	7,900	94,642
Sterling Construction Co., Inc.*	11,800	211,338
Tutor Perini Corp.*	23,100	492,030

		14,719,966

Electrical Equipment (2.4%)
A. O. Smith Corp.	53,500	2,038,350
Acuity Brands, Inc.	9,200	296,332
Baldor Electric Co.	34,600	945,964
Belden, Inc.	42,900	990,990
Brady Corp., Class A	193,400	5,554,448
Chase Corp.	5,400	63,180
China BAK Battery, Inc.*	37,000	183,150
Encore Wire Corp.	16,300	364,142
Energy Conversion Devices, Inc.*	7,000	81,060
EnerSys*	37,100	820,652
Evergreen Solar, Inc.*	85,300	163,776
Franklin Electric Co., Inc.	106,200	3,044,754
FuelCell Energy, Inc.*	12,200	52,094
Fushi Copperweld, Inc.*	15,500	131,130
GrafTech International Ltd.*	67,900	998,130
II-VI, Inc.*	7,800	198,432
LSI Industries, Inc.	17,900	119,035
Orion Energy Systems, Inc.*	17,600	55,088
Polypore International, Inc.*	15,100	194,941
Powell Industries, Inc.*	29,000	1,113,310
Power-One, Inc.*	67,800	132,210
PowerSecure International, Inc.*	12,500	84,750
Preformed Line Products Co	300	12,015
Regal-Beloit Corp.	32,500	1,485,575
Roper Industries, Inc.	35,000	1,784,300
Valence Technology, Inc.*	6,300	11,340
Vicor Corp.*	11,700	90,324
Woodward Governor Co.	11,200	271,712

		21,281,184

Industrial Conglomerates (0.7%)
Carlisle Cos., Inc.	140,000	4,747,400
Otter Tail Corp.	32,800	784,904
Seaboard Corp.	300	390,006
Standex International Corp.	12,000	237,960
Tredegar Corp.	26,400	382,800
United Capital Corp.*	1,800	41,616

		6,584,686

Machinery (5.9%)
Actuant Corp., Class A	33,200	533,192
Alamo Group, Inc.	6,000	94,800
Albany International Corp., Class A	25,000	485,000
Altra Holdings, Inc.*	22,400	250,656
American Railcar Industries, Inc.	9,300	98,673
Ampco-Pittsburgh Corp.	4,200	111,678
Astec Industries, Inc.*^	52,600	1,339,722
Barnes Group, Inc.	41,900	716,071
Blount International, Inc.*	25,000	236,750
Briggs & Stratton Corp.^	179,600	3,486,036
Cascade Corp.	8,700	232,638
Chart Industries, Inc.*	3,300	71,247
CIRCOR International, Inc.	66,500	1,879,290
CLARCOR, Inc.	28,700	900,032
CNH Global N.V.*	30,000	512,400
Colfax Corp.*	16,600	176,458
Columbus McKinnon Corp.*	16,200	245,430
Eastern Co.	5,900	93,810
EnPro Industries, Inc.*	17,900	409,194
Federal Signal Corp.	43,400	312,046
FreightCar America, Inc.	10,100	245,430
Gardner Denver, Inc.*	100,000	3,488,000
Gorman-Rupp Co.	5,200	129,532
Graco, Inc.	135,000	3,762,450
Graham Corp.	3,600	55,980
Greenbrier Cos., Inc.	15,900	186,189
Hurco Cos., Inc.*	4,700	80,276
John Bean Technologies Corp.	24,600	446,982
Kadant, Inc.*	12,400	150,412
Kaydon Corp.	29,800	966,116
Kennametal, Inc.	140,000	3,445,400
K-Tron International, Inc.*	600	57,126
L.B. Foster Co., Class A*	8,900	272,162
Lincoln Electric Holdings, Inc.	70,700	3,354,715
Miller Industries, Inc.*	10,000	110,000
Mueller Industries, Inc.	209,300	4,995,991
Mueller Water Products, Inc., Class A	137,500	753,500

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
NACCO Industries, Inc., Class A	4,800	$288,336
Nordson Corp.^	107,000	6,001,630
Robbins & Myers, Inc.	22,000	516,560
Sauer-Danfoss, Inc.	10,000	76,700
Sun Hydraulics Corp.	7,200	151,632
Tecumseh Products Co., Class A*	15,700	177,881
Timken Co.	43,100	1,009,833
Titan International, Inc.	30,700	273,230
Trimas Corp.*	3,845	19,609
Trinity Industries, Inc.^	205,000	3,523,950
Twin Disc, Inc.	7,600	94,772
Wabash National Corp.*	440,000	1,196,800
Watts Water Technologies, Inc., Class A^	141,800	4,289,450

		52,305,767

Marine (0.7%)
American Commercial Lines, Inc.*	8,800	256,256
Eagle Bulk Shipping, Inc.	54,800	281,124
Genco Shipping & Trading Ltd.	23,100	480,018
Horizon Lines, Inc., Class A	29,700	188,595
International Shipholding Corp.	5,500	169,455
Kirby Corp.*	115,000	4,234,300
TBS International Ltd., Class A*	13,200	114,840
Ultrapetrol Bahamas Ltd.*	22,000	108,240

		5,832,828

Professional Services (0.5%)
Barrett Business Services, Inc.	7,600	80,408
CDI Corp.	9,100	127,855
COMSYS IT Partners, Inc.*	14,100	90,240
CRA International, Inc.*	1,700	46,393
First Advantage Corp., Class A*	9,900	183,645
Heidrick & Struggles International, Inc.	15,100	351,226
Kelly Services, Inc., Class A	21,600	265,680
Kforce, Inc.*	24,400	293,288
Korn/Ferry International*	37,400	545,666
MPS Group, Inc.*	83,500	878,420
On Assignment, Inc.*	27,200	159,120
School Specialty, Inc.*	10,600	251,432
Spherion Corp.*	45,800	284,418
TrueBlue, Inc.*	38,200	537,474
Volt Information Sciences, Inc.*	10,200	124,644
Watson Wyatt Worldwide, Inc., Class A	6,800	296,208

		4,516,117

Road & Rail (2.4%)
Amerco, Inc.*	8,300	380,638
Arkansas Best Corp.	22,800	682,632
Avis Budget Group, Inc.*	37,700	503,672
Celadon Group, Inc.*	4,300	48,633
Dollar Thrifty Automotive Group, Inc.*	20,300	499,177
Genesee & Wyoming, Inc., Class A*^	255,000	7,731,600
Heartland Express, Inc.	16,600	239,040
Kansas City Southern*^	44,000	1,165,560
Knight Transportation, Inc.	11,600	194,648
Old Dominion Freight Line, Inc.*	21,400	651,202
Patriot Transportation Holding, Inc.*	500	37,750
Saia, Inc.*	312,900	5,031,432
Universal Truckload Services, Inc.	4,600	75,946
Vitran Corp., Inc.*	377,050	3,400,991
Werner Enterprises, Inc.	39,500	735,885
YRC Worldwide, Inc.*	54,600	242,970

		21,621,776

Trading Companies & Distributors (0.7%)
Aceto Corp.	22,000	145,200
Aircastle Ltd.	42,000	406,140
Applied Industrial Technologies, Inc.	109,000	2,306,440
Beacon Roofing Supply, Inc.*	7,600	121,448
BlueLinx Holdings, Inc.*	8,900	35,689
DXP Enterprises, Inc.*	39,600	441,540
H&E Equipment Services, Inc.*	23,800	269,654
Houston Wire & Cable Co.	9,700	107,185
Interline Brands, Inc.*	30,200	508,870
Kaman Corp.	3,600	79,128
Lawson Products, Inc.	4,100	71,381
Rush Enterprises, Inc., Class A*	21,600	279,072
TAL International Group, Inc.	14,000	199,080
Textainer Group Holdings Ltd.	9,100	145,691
United Rentals, Inc.*	53,900	555,170
Watsco, Inc.	1,900	102,429
Willis Lease Finance Corp.*	4,800	65,616

		5,839,733

Transportation Infrastructure (0.0%)
CAI International, Inc.*	9,900	72,963

Total Industrials		201,116,519

Information Technology (6.9%)
Communications Equipment (1.0%)
3Com Corp.*	61,600	322,168
ADC Telecommunications, Inc.*	71,500	596,310
ADTRAN, Inc.	10,700	262,685
Airvana, Inc.*	10,700	72,439
Anaren, Inc.*	1,800	30,600
Arris Group, Inc.*	27,200	353,872
Avocent Corp.*	34,400	697,288
Bel Fuse, Inc., Class B	8,800	167,464
Black Box Corp.	16,000	401,440
Cogo Group, Inc.*	19,300	118,116
Communications Systems, Inc.	6,200	72,416
Digi International, Inc.*	15,500	132,060
Emcore Corp.*	74,400	96,720
EMS Technologies, Inc.*	2,800	58,296
Emulex Corp.*	6,322	65,054
Extreme Networks, Inc.*	81,200	227,360
Globecomm Systems, Inc.*	20,400	148,308
Harmonic, Inc.*	21,900	146,292
Harris Stratex Networks, Inc., Class A*	55,100	385,700
NETGEAR, Inc.*	22,800	418,380
Network Equipment Technologies, Inc.*	14,700	106,281
Oplink Communications, Inc.*	5,600	81,312
Opnext, Inc.*	23,600	69,148
Palm, Inc.*	14,700	256,221
PC-Tel, Inc.*	16,200	101,250
Plantronics, Inc.	5,793	155,310
Polycom, Inc.*	45,500	1,217,125
Powerwave Technologies, Inc.*	128,400	205,440
SeaChange International, Inc.*	15,100	113,250
Sonus Networks, Inc.*	184,500	391,140
Sycamore Networks, Inc.*	172,800	521,856
Symmetricom, Inc.*	38,800	200,984
Tekelec*	40,900	671,987
UTStarcom, Inc.*	97,100	202,939

		9,067,211

Computers & Peripherals (0.4%)
ActivIdentity Corp.*	30,700	85,039

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Adaptec, Inc.*	112,500	$375,750
Avid Technology, Inc.*	19,700	277,573
Cray, Inc.*	9,700	80,801
Diebold, Inc.	35,000	1,152,550
Electronics for Imaging, Inc.*	45,000	507,150
Imation Corp.	24,500	227,115
Intevac, Inc.*	20,900	280,896
Rimage Corp.*	8,700	148,683
Silicon Graphics International Corp.*	25,300	169,763
Super Micro Computer, Inc.*	4,500	38,070

		3,343,390

Electronic Equipment, Instruments & Components (2.2%)
Agilysys, Inc.	13,100	86,329
Anixter International, Inc.*	23,300	934,563
Benchmark Electronics, Inc.*	403,400	7,261,200
Checkpoint Systems, Inc.*	26,500	435,660
China Security & Surveillance Technology, Inc.*	6,500	46,410
Cognex Corp.	29,100	476,658
Coherent, Inc.*	20,100	468,732
CPI International, Inc.*	4,100	45,879
CTS Corp.	28,900	268,770
DDi Corp.*	12,400	52,700
Echelon Corp.*	9,400	120,978
Electro Rent Corp.	16,300	187,776
Electro Scientific Industries, Inc.*	25,000	334,750
ICx Technologies, Inc.*	5,700	33,744
Insight Enterprises, Inc.*	35,700	435,897
L-1 Identity Solutions, Inc.*	15,900	111,141
Littelfuse, Inc.*	19,500	511,680
Measurement Specialties, Inc.*	14,000	142,940
Mercury Computer Systems, Inc.*	21,100	208,046
Methode Electronics, Inc.	31,000	268,770
MTS Systems Corp.	13,400	391,414
Newport Corp.*	34,400	301,344
OSI Systems, Inc.*	3,200	58,528
Park Electrochemical Corp.	7,400	182,410
PC Connection, Inc.*	9,300	50,592
PC Mall, Inc.*	7,700	52,822
Plexus Corp.*	23,400	616,356
Rofin-Sinar Technologies, Inc.*	116,800	2,681,728
Rogers Corp.*	10,800	323,676
Scansource, Inc.*	23,000	651,360
SMART Modular Technologies (WWH), Inc.*	31,800	151,368
Spectrum Control, Inc.*	12,400	105,276
SYNNEX Corp.*	14,300	435,864
Technitrol, Inc.	37,000	340,770
TTM Technologies, Inc.*	38,600	442,742
X-Rite, Inc.*	26,700	53,667
Zygo Corp.*	14,300	96,954

		19,369,494

Internet Software & Services (0.4%)
Digital River, Inc.*	6,400	258,048
DivX, Inc.*	12,200	66,612
EarthLink, Inc	85,300	717,373
InfoSpace, Inc.*	14,000	108,360
Internap Network Services Corp.*	49,400	158,574
Internet Brands, Inc., Class A*	12,100	96,558
Internet Capital Group, Inc.*	14,500	121,220
Ipass, Inc.*	50,100	69,138
j2 Global Communications, Inc.*	3,600	82,836
Keynote Systems, Inc.*	6,300	59,409
ModusLink Global Solutions, Inc.*	39,700	321,173
Omniture, Inc.*	4,000	85,760
Openwave Systems, Inc.*	57,400	149,240
Perficient, Inc.*	21,800	180,286
RealNetworks, Inc.*	35,900	133,548
support.com, Inc.*	35,500	85,200
TechTarget, Inc.*	11,900	67,830
United Online, Inc.	76,900	618,276
Web.com Group, Inc.*	20,100	142,509

		3,521,950

IT Services (0.7%)
Acxiom Corp.*	12,000	113,520
CACI International, Inc., Class A*	23,800	1,125,026
CIBER, Inc.*	59,600	238,400
CSG Systems International, Inc.*	12,900	206,529
Euronet Worldwide, Inc.*	5,951	143,002
Global Cash Access Holdings, Inc.*	4,000	29,240
Hackett Group, Inc.*	19,900	57,710
infoGROUP, Inc.*	15,400	107,954
Information Services Group, Inc.*	23,600	94,164
Integral Systems, Inc.*	12,600	86,940
ManTech International Corp., Class A*	4,300	202,788
MAXIMUS, Inc.	1,500	69,900
Ness Technologies, Inc.*	34,100	269,049
Online Resources Corp.*	8,900	54,913
Perot Systems Corp., Class A*	62,800	1,865,160
SRA International, Inc., Class A*	26,800	578,612
StarTek, Inc.*	9,800	85,064
Tier Technologies, Inc., Class B*	8,500	72,080
Unisys Corp.*	320,700	856,269
Virtusa Corp.*	3,100	29,419

		6,285,739

Semiconductors & Semiconductor Equipment (1.5%)
Actel Corp.*	17,600	214,192
Advanced Energy Industries, Inc.*	7,100	101,104
ANADIGICS, Inc.*	12,900	60,759
ATMI, Inc.*	19,700	357,555
Brooks Automation, Inc.*	59,600	460,708
Cabot Microelectronics Corp.*	18,800	655,368
CEVA, Inc.*	1,800	19,350
Cohu, Inc.	266,700	3,616,452
Cymer, Inc.*	26,600	1,033,676
DSP Group, Inc.*	22,100	179,894
Entegris, Inc.*	115,700	572,715
Exar Corp.*	30,100	221,235
FEI Co.*	2,900	71,485
FormFactor, Inc.*	2,900	69,368
GSI Technology, Inc.*	18,600	74,214
IXYS Corp.	3,000	25,530
Lattice Semiconductor Corp.*	102,600	230,850
MEMSIC, Inc.*	14,600	54,750
Micrel, Inc	26,000	211,900
Microtune, Inc.*	20,900	38,038
MKS Instruments, Inc.*	45,500	877,695
OmniVision Technologies, Inc.*	82,100	1,336,588
Pericom Semiconductor Corp.*	24,500	240,345
Photronics, Inc.*	40,600	192,444
RF Micro Devices, Inc.*	19,936	108,253
Rudolph Technologies, Inc.*	18,700	138,380
Semitool, Inc.*	18,500	156,325
Sigma Designs, Inc.*	7,100	103,163
Silicon Image, Inc.*	72,800	176,904
Silicon Storage Technology, Inc.*	74,800	181,016
Standard Microsystems Corp.*	14,500	336,545
Trident Microsystems, Inc.*	35,800	92,722
TriQuint Semiconductor, Inc.*	57,200	441,584

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Veeco Instruments, Inc.*	12,464	$290,660
Virage Logic Corp.*	15,000	78,150
White Electronic Designs Corp.*	22,600	104,412
Zoran Corp.*	12,400	142,848

		13,267,177

Software (0.7%)
American Software, Inc., Class A	500	3,265
Dynamics Research Corp.*	8,600	111,972
Epicor Software Corp.*	41,200	262,444
ePlus, Inc.*	3,600	55,980
Fair Isaac Corp.	43,800	941,262
i2 Technologies, Inc.*	3,100	49,724
JDA Software Group, Inc.*	6,700	146,998
Lawson Software, Inc.*	73,000	455,520
Mentor Graphics Corp.*	77,700	723,387
Monotype Imaging Holdings, Inc.*	21,200	178,292
MSC.Software Corp.*	40,100	337,241
NetScout Systems, Inc.*	2,100	28,371
OpenTV Corp., Class A*	43,400	59,892
Pervasive Software, Inc.*	15,300	75,735
Quest Software, Inc.*	49,400	832,390
SonicWALL, Inc.*	45,200	379,680
Symyx Technologies, Inc.*	7,200	47,664
Take-Two Interactive Software, Inc.*	62,400	699,504
THQ, Inc.*	15,400	105,336
TIBCO Software, Inc.*	103,500	982,215
VASCO Data Security International, Inc.*	6,100	45,262

		6,522,134

Total Information Technology		61,377,095

Materials (8.5%)
Chemicals (4.1%)
A. Schulman, Inc.	20,900	416,537
Airgas, Inc.	97,000	4,691,890
American Vanguard Corp.	16,600	137,946
Ampal American Israel, Class A*	15,800	32,074
Arch Chemicals, Inc.	18,900	566,811
Cabot Corp.	119,400	2,759,334
Ferro Corp.	39,900	355,110
GenTek, Inc.*	6,700	254,868
H.B. Fuller Co.	213,900	4,470,510
ICO, Inc.*	16,900	78,923
Innophos Holdings, Inc.	15,100	279,350
Innospec, Inc.	20,900	308,275
Koppers Holdings, Inc.	7,300	216,445
Minerals Technologies, Inc.	17,200	818,032
NL Industries, Inc.	2,800	18,760
Olin Corp.	63,840	1,113,370
OM Group, Inc.*	27,349	831,136
PolyOne Corp.*	67,700	451,559
Quaker Chemical Corp.	10,700	234,651
Rockwood Holdings, Inc.*	45,400	933,878
RPM International, Inc.	303,000	5,602,470
Sensient Technologies Corp.	43,800	1,216,326
ShengdaTech, Inc.*	27,600	175,536
Solutia, Inc.*	107,800	1,248,324
Spartech Corp.	26,800	288,636
Stepan Co.	700	42,056
W.R. Grace & Co.*	46,900	1,019,606
Westlake Chemical Corp.^	275,400	7,077,780
Zoltek Cos., Inc.*	26,800	281,400

		35,921,593

Construction Materials (0.1%)
Headwaters, Inc.*	44,200	171,054
Texas Industries, Inc.	21,800	915,382
U.S. Concrete, Inc.*	34,500	59,685
United States Lime & Minerals, Inc.*	538	19,325

		1,165,446

Containers & Packaging (0.5%)
AptarGroup, Inc.	71,000	2,652,560
Boise, Inc.*	10,800	57,024
Bway Holding Co.*	6,700	124,017
Graphic Packaging Holding Co.*	108,300	250,173
Myers Industries, Inc.	27,600	297,252
Rock-Tenn Co., Class A	4,700	221,417
Silgan Holdings, Inc.	11,500	606,395

		4,208,838

Metals & Mining (3.0%)
A.M. Castle & Co.	15,900	158,046
Allied Nevada Gold Corp.*	3,600	35,244
AMCOL International Corp.	16,500	377,685
Brush Engineered Materials, Inc.*	18,400	450,064
Century Aluminum Co.*	42,700	399,245
China Precision Steel, Inc.*	31,000	84,320
Coeur d’Alene Mines Corp.*	68,210	1,398,305
Commercial Metals Co.	190,000	3,401,000
General Moly, Inc.*	62,100	195,615
Gerdau Ameristeel Corp.^	461,000	3,651,120
Haynes International, Inc.*	10,700	340,474
Hecla Mining Co.*	197,300	866,147
Horsehead Holding Corp.*	38,400	450,048
Kaiser Aluminum Corp.	13,700	498,132
Olympic Steel, Inc.	8,800	252,472
Reliance Steel & Aluminum Co.	145,000	6,171,200
RTI International Metals, Inc.*	26,800	667,588
Steel Dynamics, Inc.	358,200	5,494,788
Stillwater Mining Co.*	34,200	229,824
United States Steel Corp.^	16,000	709,920
Universal Stainless & Alloy Products, Inc.*	5,900	107,675
US Gold Corp.*	77,500	223,975
Worthington Industries, Inc.	5,100	70,890

		26,233,777

Paper & Forest Products (0.8%)
Buckeye Technologies, Inc.*	34,400	369,112
Clearwater Paper Corp.*	9,300	384,369
Deltic Timber Corp.	2,400	109,848
Domtar Corp.*	37,400	1,317,228
Glatfelter	290,000	3,329,200
KapStone Paper and Packaging Corp.*	17,900	145,706
Louisiana-Pacific Corp.*	94,300	628,981
Neenah Paper, Inc.	13,700	161,249
Schweitzer-Mauduit International, Inc.	13,700	744,732
Wausau Paper Corp.	23,700	237,000

		7,427,425

Total Materials		74,957,079

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.5%)
Atlantic Tele-Network, Inc.	8,200	438,044
Cincinnati Bell, Inc.*	157,746	552,111
Consolidated Communications Holdings, Inc.	10,000	160,100
D&E Communications, Inc.	14,100	162,009
FairPoint Communications, Inc.	29,500	12,095
General Communication, Inc., Class A*	17,700	121,422
Global Crossing Ltd.*	4,300	61,490
iBasis, Inc.*	27,400	58,088

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Iowa Telecommunications Services, Inc.	24,600	$309,960
Premiere Global Services, Inc.*	287,600	2,389,956
SureWest Communications*	14,000	173,880

		4,439,155

Wireless Telecommunication Services (0.0%)
iPCS, Inc.*	1,500	26,100
Syniverse Holdings, Inc.*	11,400	199,500
USA Mobility, Inc.	2,400	30,912
Virgin Mobile USA, Inc., Class A*	23,700	118,500

		375,012

Total Telecommunication Services		4,814,167

Utilities (4.0%)
Electric Utilities (1.7%)
Allete, Inc.	26,495	889,437
Central Vermont Public Service Corp.	11,100	214,230
Cleco Corp.	54,700	1,371,876
El Paso Electric Co.*	41,600	735,072
Empire District Electric Co.	30,900	558,981
IDACORP, Inc.	42,400	1,220,696
MGE Energy, Inc.	21,300	777,024
NV Energy, Inc.	440,000	5,099,600
PNM Resources, Inc.	77,600	906,368
Portland General Electric Co.	68,100	1,342,932
UIL Holdings Corp.	26,900	709,891
UniSource Energy Corp.	31,900	980,925
Unitil Corp.	10,200	228,990

		15,036,022

Gas Utilities (1.7%)
Atmos Energy Corp.	60,000	1,690,800
Chesapeake Utilities Corp.	6,600	204,534
Energen Corp.	86,000	3,706,600
Laclede Group, Inc.	20,300	652,848
New Jersey Resources Corp.	32,000	1,161,920
Nicor, Inc.	41,000	1,500,190
Northwest Natural Gas Co.	24,000	999,840
Piedmont Natural Gas Co., Inc.	62,500	1,496,250
South Jersey Industries, Inc.	24,269	856,696
Southwest Gas Corp.	40,100	1,025,758
WGL Holdings, Inc.	45,500	1,507,870

		14,803,306

Multi-Utilities (0.4%)
Avista Corp.	49,000	990,780
Black Hills Corp.	35,700	898,569
CH Energy Group, Inc.	14,700	651,357
Florida Public Utilities Co.	6,100	74,115
NorthWestern Corp.	32,100	784,203

		3,399,024

Water Utilities (0.2%)
American States Water Co.	16,600	600,588
Artesian Resources Corp., Class A	6,100	102,602
California Water Service Group	16,200	630,828
Connecticut Water Service, Inc.	6,800	152,252
Consolidated Water Co., Inc.	9,500	155,135
Middlesex Water Co.	11,800	177,944
Pennichuck Corp.	3,400	73,984
SJW Corp.	11,300	258,205
Southwest Water Co.	23,600	116,112
York Water Co.	6,900	95,634

		2,363,284

Total Utilities		35,601,636

Total Common Stocks (98.4%) (Cost $892,831,255)		872,851,494

INVESTMENT COMPANY:
Investment Company (0.0%)
Kayne Anderson Energy Development Co. (Cost $125,039)	10,217	135,171

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.1%)
U.S. Treasury Bills
0.06%, 12/10/09 #(p)	$410,000	409,948

Short-Term Investments of Cash Collateral for Securities Loaned (1.5%)
BBVA Senior Finance S.A.
0.35%, 3/12/10 (l)	1,240,000	1,239,645
Deutsche Bank Securities, Inc., Repurchase Agreement
0.08%, 10/1/09 (r)(u)	7,734,704	7,734,704
General Electric Capital Corp.
0.40%, 3/12/10 (l)	230,000	227,566
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)(l)(s)	1,409,991	236,174
Monumental Global Funding II
0.43%, 5/26/10 (l)	2,650,000	2,550,625
Pricoa Global Funding I
0.40%, 6/25/10 (l)	1,689,874	1,590,932

Total Short-Term Investments of Cash Collateral for Securities Loaned		13,579,646

Time Deposit (1.7%)
JPMorgan Chase Nassau
0.000%, 10/1/09	15,082,446	15,082,446

Total Short-Term Investments (3.3%) (Cost/Amortized Cost $30,446,912)		29,072,040

Total Investments (101.7%) (Cost/Amortized Cost $923,403,206)		902,058,705

Other Assets Less Liabilities (-1.7%)		(15,410,035)

Net Assets (100%)		886,648,670

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $195 or 0.0% of net assets) at fair value.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(b)	Illiquid Security.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2009.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

(s)	Issuer in bankruptcy.

(u)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.000% – 7.000%, maturing 4/1/18 to 11/1/38; Federal National Mortgage Association, 0.000% – 8.000%, maturing 10/1/18 to 7/1/39.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value September 30, 2009	Dividend Income	Realized Gain (Loss)
America Service Group, Inc.	$5,350,000	$5,121,513	$728,396	$7,100,622	$25,000	$444,059

At September 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2009	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	68	December-09	$4,017,919	$4,100,400	$82,481

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$141,002,708	$—	$—	$141,002,708
Consumer Staples	24,750,178	—	—	24,750,178
Energy	80,900,973	—	—	80,900,973
Financials	204,569,439	—	195	204,569,634
Health Care	43,761,505	—	—	43,761,505
Industrials	201,116,519	—	—	201,116,519
Information Technology	61,377,095	—	—	61,377,095
Materials	74,957,079	—	—	74,957,079
Telecommunication Services	4,814,167	—	—	4,814,167
Utilities	35,601,636	—	—	35,601,636
Futures	82,481	—	—	82,481
Investment Companies
Investment Companies	135,171	—	—	135,171
Short-Term Investments	—	29,072,040	—	29,072,040

Total Asset	$873,068,951	$29,072,040	$195	$902,141,186

Total Liability	$—	$—	$—	$—

Total	$873,068,951	$29,072,040	$195	$902,141,186

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities-Financials
Balance as of 12/31/08	$—
Total gains or losses (realized/unrealized) included in earnings	—
Purchases, sales, issuances, and settlements (net)	—
Transfers in and/or out of Level 3	195

Balance as of 9/30/09	$195

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/09.	$195

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$439,104,436
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$449,899,825

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$116,905,023
Aggregate gross unrealized depreciation	(150,928,612)

Net unrealized depreciation	$(34,023,589)

Federal income tax cost of investments	$936,082,294

At September 30, 2009, the Portfolio had loaned securities with a total value of $14,143,796. This was secured by collateral of $14,954,568 which was received as cash and subsequently invested in short-term investments currently valued at $13,579,646, as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $237,764,301 which expires in the year 2016.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (1.8%)
Auto Components (0.1%)
Johnson Controls, Inc.	27,480	$702,389

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*^	6,200	456,754
Strayer Education, Inc.	1,270	276,453

		733,207

Internet & Catalog Retail (1.6%)
Amazon.com, Inc.*	78,305	7,310,555
Expedia, Inc.*	16,300	390,385
Netflix, Inc.*	3,200	147,744
NutriSystem, Inc.	2,300	35,098
priceline.com, Inc.*	3,300	547,206

		8,430,988

Total Consumer Discretionary		9,866,584

Industrials (1.1%)
Construction & Engineering (0.3%)
Quanta Services, Inc.*^	83,800	1,854,494

Electrical Equipment (0.8%)
ABB Ltd. (Registered)*	20,376	408,975
ABB Ltd. (ADR)*^	52,945	1,061,018
First Solar, Inc.*^	17,750	2,713,265

		4,183,258

Total Industrials		6,037,752

Information Technology (76.6%)
Communications Equipment (11.2%)
3Com Corp.*	30,400	158,992
ADC Telecommunications, Inc.*	7,300	60,882
ADTRAN, Inc.	4,400	108,020
Arris Group, Inc.*	9,700	126,197
Avocent Corp.*^	3,300	66,891
Brocade Communications Systems, Inc.*	30,700	241,302
Ciena Corp.*	7,100	115,588
Cisco Systems, Inc.*	635,761	14,965,814
CommScope, Inc.*	7,200	215,496
Comtech Telecommunications Corp.*	2,100	69,762
EchoStar Corp., Class A*	3,200	59,072
Emulex Corp.*	6,800	69,972
F5 Networks, Inc.*^	140,845	5,581,687
Harris Corp.	10,300	387,280
Infinera Corp.*	7,200	57,240
InterDigital, Inc.*	3,400	78,744
JDS Uniphase Corp.*	16,600	118,026
Juniper Networks, Inc.*	85,640	2,313,993
Motorola, Inc.	898,950	7,721,980
Nokia Oyj (ADR)	154,800	2,263,176
Palm, Inc.*	12,600	219,618
Plantronics, Inc.	3,700	99,197
Polycom, Inc.*	6,500	173,875
QUALCOMM, Inc.	289,320	13,013,614
Research In Motion Ltd.*	89,751	6,062,680
Riverbed Technology, Inc.*^	276,810	6,078,748
Sonus Networks, Inc.*	21,300	45,156
Starent Networks Corp.*	2,600	66,092
Sycamore Networks, Inc.*^	13,800	41,676
Tekelec*	5,200	85,436
Tellabs, Inc.*	59,700	413,124

		61,079,330

Computers & Peripherals (20.2%)
Acer, Inc.	247,908	632,340
Acer, Inc. (GDR)	220,570	2,813,040
Apple, Inc.*	186,530	34,577,066
Avid Technology, Inc.*	2,200	30,998
Dell, Inc.*	566,500	8,644,790
Diebold, Inc.	5,200	171,236
Electronics for Imaging, Inc.*	3,400	38,318
EMC Corp.*	587,020	10,002,821
Hewlett-Packard Co.	558,483	26,365,982
HTC Corp.	45,900	504,003
Intermec, Inc.*	3,600	50,760
International Business Machines Corp.	114,402	13,683,623
Lexmark International, Inc., Class A*	6,200	133,548
NCR Corp.*	12,500	172,750
NetApp, Inc.*^	218,895	5,840,119
QLogic Corp.*	9,000	154,800
SanDisk Corp.*^	158,975	3,449,757
Seagate Technology	120,740	1,836,455
STEC, Inc.*	2,300	67,597
Sun Microsystems, Inc.*	58,700	533,583
Synaptics, Inc.*	2,700	68,040
Teradata Corp.*	13,300	366,016
Western Digital Corp.*	17,500	639,275

		110,776,917

Electronic Equipment, Instruments & Components (2.1%)
Agilent Technologies, Inc.*	26,900	748,627
Amphenol Corp., Class A	129,102	4,864,563
Anixter International, Inc.*	2,300	92,253
Arrow Electronics, Inc.*	9,300	261,795
Avnet, Inc.*	11,800	306,446
AVX Corp.	3,600	42,948
Benchmark Electronics, Inc.*	4,900	88,200
Celestica, Inc.*	15,500	146,940
Cogent, Inc.*	2,900	29,290
Corning, Inc.	121,000	1,852,510
Delta Electronics, Inc.	161,080	458,468
Dolby Laboratories, Inc., Class A*	4,000	152,760
FLIR Systems, Inc.*	11,700	327,249
Hon Hai Precision Industry Co., Ltd.	145,431	583,570
Hon Hai Precision Industry Co., Ltd. (GDR)	6,211	49,688
Ingram Micro, Inc., Class A*	12,600	212,310
Itron, Inc.*	3,100	198,834
Jabil Circuit, Inc.	16,400	219,924
L-1 Identity Solutions, Inc.*	5,600	39,144
Molex, Inc.	10,900	227,592
National Instruments Corp.^	4,400	121,572
Plexus Corp.*	3,000	79,020
Rofin-Sinar Technologies, Inc.*	2,400	55,104
SYNNEX Corp.*	1,400	42,672
Tech Data Corp.*	3,900	162,279
Trimble Navigation Ltd.*	9,400	224,754
Vishay Intertechnology, Inc.*	14,500	114,550

		11,703,062

Internet Software & Services (9.7%)
Akamai Technologies, Inc.*	13,500	265,680
Baidu, Inc. (ADR)*	11,240	4,395,402
DealerTrack Holdings, Inc.*	3,000	56,730
Digital River, Inc.*	3,000	120,960
EarthLink, Inc.	8,000	67,280
eBay, Inc.*	84,400	1,992,684
Equinix, Inc.*^	51,338	4,723,096
Google, Inc., Class A*	43,836	21,736,081

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
IAC/InterActiveCorp*	7,400	$149,406
j2 Global Communications, Inc.*	3,400	78,234
NetEase.com, Inc. (ADR)*	87,720	4,007,049
Omniture, Inc.*	5,300	113,632
Open Text Corp.*	4,300	160,519
SAVVIS, Inc.*	2,900	45,878
SINA Corp.*^	123,595	4,691,666
Sohu.com, Inc.*^	8,533	586,900
Tencent Holdings Ltd.	319,910	5,205,212
ValueClick, Inc.*	6,600	87,054
VeriSign, Inc.*	14,900	352,981
Yahoo!, Inc.*	237,071	4,222,234

		53,058,678

IT Services (5.1%)
Accenture plc, Class A	46,905	1,748,149
Acxiom Corp.*	5,200	49,192
Affiliated Computer Services, Inc., Class A*	7,600	411,692
Alliance Data Systems Corp.*^	34,416	2,102,129
Automatic Data Processing, Inc.	65,550	2,576,115
Broadridge Financial Solutions, Inc.	11,000	221,100
CACI International, Inc., Class A*	2,300	108,721
Cognizant Technology Solutions Corp., Class A*	190,705	7,372,655
Computer Sciences Corp.*	11,900	627,249
Convergys Corp.*	9,800	97,412
Cybersource Corp.*	5,400	90,018
DST Systems, Inc.*	8,043	360,326
Euronet Worldwide, Inc.*^	3,900	93,717
Fidelity National Information Services, Inc.	14,900	380,099
Fiserv, Inc.*	12,000	578,400
Gartner, Inc.*	4,700	85,869
Global Payments, Inc.	6,200	289,540
Hewitt Associates, Inc., Class A*	6,500	236,795
Lender Processing Services, Inc.	6,500	248,105
ManTech International Corp., Class A*	1,600	75,456
Mastercard, Inc., Class A	5,700	1,152,255
Metavante Technologies, Inc.*	7,000	241,360
NeuStar, Inc., Class A*	5,700	128,820
Paychex, Inc.	25,100	729,155
Perot Systems Corp., Class A*	7,000	207,900
SAIC, Inc.*	16,200	284,148
SRA International, Inc., Class A*	3,400	73,406
Syntel, Inc.	1,100	52,503
Tivit Terceirizacao de Tecnologia e Servicos S.A.*	27,000	198,736
Total System Services, Inc.	15,400	248,094
Visa, Inc., Class A^	42,780	2,956,526
Western Union Co.	189,380	3,583,070
Wright Express Corp.*	3,100	91,481

		27,700,193

Office Electronics (0.1%)
Xerox Corp.	67,700	523,998
Zebra Technologies Corp., Class A*	4,700	121,871

		645,869

Semiconductors & Semiconductor Equipment (13.6%)
Advanced Micro Devices, Inc.*	43,300	245,078
Advantest Corp.	108,200	3,001,370
Altera Corp.	22,900	469,679
Amkor Technology, Inc.*	8,500	58,480
Analog Devices, Inc.	81,904	2,258,912
Applied Materials, Inc.	103,700	1,389,580
Atheros Communications, Inc.*^	22,096	586,207
Atmel Corp.*	35,100	147,069
Broadcom Corp., Class A*	33,600	1,031,184
Cree, Inc.*	7,800	286,650
Cymer, Inc.*	2,400	93,264
Cypress Semiconductor Corp.*	12,200	126,026
Epistar Corp.	98,000	353,615
Epistar Corp. (GDR)*§	20,200	364,439
Fairchild Semiconductor International, Inc.*	9,400	96,162
FEI Co.*	2,800	69,020
FormFactor, Inc.*	4,000	95,680
Hittite Microwave Corp.*	1,400	51,492
Infineon Technologies AG*	804,342	4,537,466
Integrated Device Technology, Inc.*	12,500	84,500
Intel Corp.	1,247,330	24,410,248
International Rectifier Corp.*^	5,400	105,246
Intersil Corp., Class A	9,700	148,507
KLA-Tencor Corp.	13,200	473,352
Lam Research Corp.*^	39,551	1,351,062
Linear Technology Corp.	17,400	480,762
LSI Corp.*	50,600	277,794
Maxim Integrated Products, Inc.	78,915	1,431,518
MediaTek, Inc.	40,000	666,916
MEMC Electronic Materials, Inc.*	17,400	289,362
Micrel, Inc.	3,600	29,340
Microchip Technology, Inc.	14,200	376,300
Micron Technology, Inc.*^	605,560	4,965,592
Microsemi Corp.*	6,500	102,635
MKS Instruments, Inc.*	3,700	71,373
National Semiconductor Corp.	15,700	224,039
Novellus Systems, Inc.*	7,700	161,546
Nvidia Corp.*	42,800	643,284
ON Semiconductor Corp.*^	607,205	5,009,441
PMC-Sierra, Inc.*	17,400	166,344
Rambus, Inc.*	8,300	144,420
Samsung Electronics Co., Ltd.	6,514	4,505,759
Samsung Electronics Co., Ltd. (GDR)§	5,713	1,975,852
Semtech Corp.*	4,600	78,246
Silicon Laboratories, Inc.*^	3,500	162,260
Skyworks Solutions, Inc.*	13,300	176,092
Taiwan Semiconductor Manufacturing Co., Ltd.	962,889	1,931,888
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)^	98,320	1,077,587
Teradyne, Inc.*^	13,500	124,875
Tessera Technologies, Inc.*	3,900	108,771
Texas Instruments, Inc.	232,905	5,517,519
Varian Semiconductor Equipment Associates, Inc.*	5,700	187,188
Xilinx, Inc.	70,130	1,642,445
Zoran Corp.*	3,800	43,776

		74,407,212

Software (14.6%)
Activision Blizzard, Inc.*	209,125	2,591,059
Adobe Systems, Inc.*	47,850	1,580,964
Advent Software, Inc.*	1,300	52,325
ANSYS, Inc.*	6,800	254,796
Ariba, Inc.*	6,600	76,560
Autodesk, Inc.*	34,930	831,334
Autonomy Corp. plc*	55,875	1,454,642
Blackboard, Inc.*	2,500	94,450
BMC Software, Inc.*	35,160	1,319,555
CA, Inc.	31,000	681,690
Cadence Design Systems, Inc.*	20,300	149,002
See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Citrix Systems, Inc.*	14,300	$560,989
Compuware Corp.*	19,300	141,469
Concur Technologies, Inc.*^	3,300	131,208
Electronic Arts, Inc.*	25,300	481,965
FactSet Research Systems, Inc.	3,300	218,592
Fair Isaac Corp.	3,700	79,513
Informatica Corp.*	6,800	153,544
Intuit, Inc.*	25,100	715,350
Jack Henry & Associates, Inc.	6,500	152,555
Lawson Software, Inc.*	8,800	54,912
Longtop Financial Technologies Ltd. (ADR)*	4,300	122,378
McAfee, Inc.*	101,915	4,462,858
Mentor Graphics Corp.*	7,600	70,756
Micros Systems, Inc.*	6,200	187,178
Microsoft Corp.	1,534,003	39,715,338
MicroStrategy, Inc., Class A*	700	50,078
Novell, Inc.*	27,200	122,672
Nuance Communications, Inc.*	17,400	260,304
Oracle Corp.	452,003	9,419,742
Parametric Technology Corp.*	9,200	127,144
Pegasystems, Inc.	1,100	37,983
Progress Software Corp.*	3,000	67,950
Quest Software, Inc.*	4,900	82,565
Red Hat, Inc.*	34,390	950,540
Rovi Corp.*	6,400	215,040
Salesforce.com, Inc.*^	103,720	5,904,779
Shanda Interactive Entertainment Ltd. (ADR)*^	14,985	767,232
Solera Holdings, Inc.	4,300	133,773
Sybase, Inc.*	6,500	252,850
Symantec Corp.*	63,400	1,044,198
Synopsys, Inc.*	11,300	253,346
Take-Two Interactive Software, Inc.*	6,100	68,381
TIBCO Software, Inc.*	13,400	127,166
TiVo, Inc.*	30,660	317,638
VMware, Inc., Class A*	90,830	3,648,641
Websense, Inc.*	3,300	55,440

		80,242,444

Total Information Technology		419,613,705

Materials (0.4%)
Chemicals (0.4%)
Monsanto Co.	27,315	2,114,181

Total Materials		2,114,181

Telecommunication Services (1.3%)
Diversified Telecommunication Services (0.3%)
China Telecom Corp. Ltd., Class H	1,346,000	635,655
China Telecom Corp., Ltd. (ADR)	17,806	842,224

		1,477,879

Wireless Telecommunication Services (1.0%)
American Tower Corp., Class A*	156,385	5,692,414

Total Telecommunication Services		7,170,293

Total Common Stocks (81.2%) (Cost $363,301,515)		444,802,515

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(18.1%)
iShares S&P North American Technology Sector Index Fund	64,050	3,147,417
Technology Select Sector SPDR Fund	4,604,300	96,091,741

Total Investment Companies (18.1%) (Cost $83,267,615)		99,239,158

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (1.6%)
BBVA Senior Finance S.A.
0.35%, 3/12/10 (l)	$750,000	749,786
Deutsche Bank Securities, Inc., Repurchase Agreement
0.08%, 10/1/09 (r)(u)	5,292,417	5,292,417
General Electric Capital Corp.
0.40%, 3/12/10 (l)	140,000	138,519
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)(l)(s)	849,994	142,374
Monumental Global Funding II
0.43%, 5/26/10 (l)	1,590,000	1,530,375
Pricoa Global Funding I
0.40%, 6/25/10 (l)	1,009,924	950,793

Total Short-Term Investments of Cash Collateral for Securities Loaned		8,804,264

Time Deposit (2.3%)
JPMorgan Chase Nassau
0.000%, 10/1/09	12,470,443	12,470,443

Total Short-Term Investments (3.9%) (Cost/Amortized Cost $22,102,778)		21,274,707

Total Investments (103.2%) (Cost/Amortized Cost $468,671,908)		565,316,380
Other Assets Less Liabilities (-3.2%)		(17,516,963)

Net Assets (100%)		$547,799,417

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2009, the market value of these securities amounted to $2,340,291 or 0.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2009.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

(s)	Issuer in bankruptcy.

(u)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.000% – 7.000%, maturing 4/1/18 to 11/1/38; Federal National Mortgage Association, 0.000% – 8.000%, maturing 10/1/18 to 7/1/39.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$9,866,584	$—	$—	$9,866,584
Industrials	5,628,777	408,975	—	6,037,752
Information Technology	390,625,125	28,988,580	—	419,613,705
Materials	2,114,181	—	—	2,114,181
Telecommunication Services	6,534,638	635,655	—	7,170,293
Investment Companies
Exchange Traded Funds (ETFs)	99,239,158	—	—	99,239,158
Short-Term Investments	—	21,274,707	—	21,274,707

Total Asset	$514,008,463	$51,307,917	$—	$565,316,380

Total Liability	$—	$—	$—	$—

Total	$514,008,463	$51,307,917	$—	$565,316,380

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$529,557,936
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$466,875,971

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$97,164,713
Aggregate gross unrealized depreciation	(44,033,609)

Net unrealized appreciation	$53,131,104

Federal income tax cost of investments	$512,185,276

At September 30, 2009, the Portfolio had loaned securities with a total value of $9,410,562. This was secured by collateral of $9,632,336 which was received as cash and subsequently invested in short-term investments currently valued at $8,804,264, as reported in the portfolio of investments.

For the nine months ended September 30, 2009, the Portfolio incurred approximately $1,515 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $86,028,035 of which $38,254,621 expires in the year 2010, $25,653,017 expires in the year 2011, and $22,120,397 expires in the year 2016.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	1,807,107	$17,415,023
EQ/Equity 500 Index Portfolio‡	928,848	17,381,042
EQ/Global Bond PLUS Portfolio‡	237,004	2,304,582
EQ/Global Multi-Sector Equity Portfolio‡	953,231	10,460,154
EQ/International ETF Portfolio‡	1,394,139	10,770,701
EQ/Quality Bond PLUS Portfolio‡	66,603	616,730
EQ/Small Company Index Portfolio‡	389,598	3,209,031
Multimanager Aggressive Equity Portfolio‡	91,107	1,994,003
Multimanager Large Cap Value Portfolio‡	389,982	3,326,729
Multimanager Mid Cap Growth Portfolio*‡	33,208	228,461
Multimanager Mid Cap Value Portfolio‡	265,661	2,100,411
Multimanager Multi-Sector Bond Portfolio‡	1,222,187	4,742,311

Total Investment Companies (99.8%) (Cost $77,652,539)		74,549,178

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.3%)
JPMorgan Chase Nassau 0.000%, 10/1/09 (Amortized Cost $252,408)	$252,408	252,408

Total Investments (100.1%) (Cost/Amortized Cost $77,904,947)		74,801,586
Other Assets Less Liabilities (-0.1%)		(106,195)

Net Assets (100%)		74,695,391

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value September 30, 2009	Dividend Income	Realized Gain (Loss)
EQ/Bond Index Portfolio(a)	$15,264,311	$2,988,511	$1,215,040	$—	$—	$(8,579)
EQ/Core Bond Index Portfolio(b)	—	22,314	14,446	17,415,023	—	157
EQ/Equity 500 Index Portfolio	13,867,546	3,601,578	4,477,015	17,381,042	—	(1,457,071)
EQ/Global Bond PLUS Portfolio(c)	—	2,330,942	77,592	2,304,582	—	5,271
EQ/Global Multi-Sector Equity Portfolio(d)	3,000,069	5,534,379	1,029,274	10,460,154	—	(566,580)
EQ/International ETF Portfolio	10,111,089	2,237,071	6,639,278	10,770,701	—	(3,398,599)
EQ/PIMCO Ultra Short Bond Portfolio(e)	547,408	422,450	1,018,448	—	—	(19,911)
EQ/Quality Bond PLUS Portfolio	—	669,424	77,150	616,730	—	2,666
EQ/Small Company Index Portfolio	2,644,635	531,346	894,489	3,209,031	—	(346,583)
Multimanager Aggressive Equity Portfolio	2,800,187	892,070	3,708,115	1,994,003	—	(1,316,041)
Multimanager Large Cap Value Portfolio	3,208,569	828,703	1,954,712	3,326,729	—	(679,448)
Multimanager Mid Cap Growth Portfolio	153,771	34,529	26,074	228,461	—	(9,812)
Multimanager Mid Cap Value Portfolio	1,401,247	297,510	244,725	2,100,411	—	(93,789)
Multimanager Multi-Sector Bond Portfolio(f)	3,444,376	1,360,747	592,468	4,742,311	—	(174,865)

	$56,443,208	$21,751,574	$21,968,826	$74,549,178	$—	$(8,063,184)

(a)	merged into EQ/Core Bond Index Portfolio

(b)	formerly known as EQ/JPMorgan Core Bond Portfolio

(c)	formerly known as EQ/Evergreen International Bond Portfolio

(d)	formerly known as EQ/Van Kampen Emerging Markets Equity Portfolio

(e)	formerly known as EQ/PIMCO Real Return Portfolio

(f)	formerly known as Multimanager High Yield Portfolio

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Investment Companies
Investment Companies	$—	$74,549,178	$—	$74,549,178
Short-Term Investments	—	252,408	—	252,408

Total Asset	$—	$74,801,586	$—	$74,801,586

Total Liability	$—	$—	$—	$—

Total	$—	$74,801,586	$—	$74,801,586

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Investment Companies	$21,751,574
Net Proceeds of Sales and Redemptions:
Investment Companies	$13,857,533

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,332,429
Aggregate gross unrealized depreciation	(4,113,440)

Net unrealized depreciation	$(2,781,011)

Federal income tax cost of investments	$77,582,597

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	1,069,920	$10,310,780
EQ/Equity 500 Index Portfolio‡	1,302,121	24,365,897
EQ/Global Bond PLUS Portfolio‡	78,273	761,110
EQ/Global Multi-Sector Equity Portfolio‡	1,033,763	11,343,861
EQ/International ETF Portfolio‡	1,688,025	13,041,178
EQ/Quality Bond PLUS Portfolio‡	43,072	398,841
EQ/Small Company Index Portfolio‡	534,280	4,400,751
Multimanager Aggressive Equity Portfolio‡	82,561	1,806,967
Multimanager Large Cap Value Portfolio‡	381,848	3,257,344
Multimanager Mid Cap Growth Portfolio*‡	26,447	181,945
Multimanager Mid Cap Value Portfolio‡	316,209	2,500,060
Multimanager Multi-Sector Bond Portfolio‡	785,316	3,047,172

Total Investment Companies (100.2%) (Cost $83,415,996)		75,415,906

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.0%)
JPMorgan Chase Nassau 0.000%, 10/1/09 (Amortized Cost $2,508)	$2,508	2,508

Total Investments (100.2%) (Cost/Amortized Cost $83,418,504)		75,418,414
Other Assets Less Liabilities (-0.2%)		(124,573)

Net Assets (100%)		$75,293,841

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value September 30, 2009	Dividend Income	Realized Gain (Loss)
EQ/Bond Index Portfolio(a)	$8,823,115	$1,542,189	$267,772	$—	$305,916	$(793)
EQ/Core Bond Index Portfolio(b)	—	8,118	12,751	10,310,780	—	152
EQ/Equity 500 Index Portfolio	17,485,334	3,951,349	1,652,456	24,365,897	—	(668,222)
EQ/Global Bond PLUS Portfolio(c)	—	768,543	43,258	761,110	5,529	3,475
EQ/Global Multi-Sector Equity Portfolio(d)	2,933,722	6,114,316	511,138	11,343,861	2,623	(278,037)
EQ/International ETF Portfolio	10,963,054	2,280,091	4,865,301	13,041,178	—	(2,520,030)
EQ/PIMCO Ultra Short Bond Portfolio(e)	423,252	225,722	698,409	—	—	(22,923)
EQ/Quality Bond PLUS Portfolio	—	424,486	43,051	398,841	950	1,138
EQ/Small Company Index Portfolio	3,531,876	592,391	1,013,177	4,400,751	—	(471,592)
Multimanager Aggressive Equity Portfolio	2,924,488	754,946	4,025,550	1,806,967	—	(1,415,429)
Multimanager Large Cap Value Portfolio	3,262,534	679,706	1,894,007	3,257,344	—	(616,736)
Multimanager Mid Cap Growth Portfolio	114,461	29,105	12,326	181,945	—	(5,430)
Multimanager Mid Cap Value Portfolio	1,617,642	272,188	98,791	2,500,060	13,803	(45,039)
Multimanager Multi-Sector Bond Portfolio(f)	2,150,542	801,899	208,599	3,047,172	—	(74,773)

	$54,230,020	$18,445,049	$15,346,586	$75,415,906	$328,821	$(6,114,239)

(a)	merged into EQ/Core Bond Index Portfolio

(b)	formerly known as EQ/JPMorgan Core Bond Portfolio

(c)	formerly known as EQ/Evergreen International Bond Portfolio

(d)	formerly known as EQ/Van Kampen Emerging Markets Equity Portfolio

(e)	formerly known as EQ/PIMCO Real Return Portfolio

(f)	formerly known as Multimanager High Yield Portfolio

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Investment Companies
Investment Companies	$—	$75,415,906	$—	$75,415,906
Short-Term Investments	—	2,508	—	2,508

Total Asset	$—	$75,418,414	$—	$75,418,414

Total Liability	$—	$—	$—	$—

Total	$—	$75,418,414	$—	$75,418,414

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Investment Companies	$18,445,049
Net Proceeds of Sales and Redemptions:
Investment Companies	$9,169,986

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$337,884
Aggregate gross unrealized depreciation	(7,991,265)

Net unrealized depreciation	$(7,653,381)

Federal income tax cost of investments	$83,071,795

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	244,471	$2,355,962
EQ/Equity 500 Index Portfolio‡	803,257	15,030,921
EQ/Global Bond PLUS Portfolio‡	27,163	264,125
EQ/Global Multi-Sector Equity Portfolio‡	603,349	6,620,774
EQ/International ETF Portfolio‡	973,613	7,521,841
EQ/Quality Bond PLUS Portfolio‡	25,652	237,531
EQ/Small Company Index Portfolio‡	293,742	2,419,487
Multimanager Aggressive Equity Portfolio‡	33,387	730,730
Multimanager Large Cap Value Portfolio‡	188,366	1,606,850
Multimanager Mid Cap Growth Portfolio*‡	24,287	167,087
Multimanager Mid Cap Value Portfolio‡	135,265	1,069,450
Multimanager Multi-Sector Bond Portfolio‡	282,046	1,094,390

Total Investment Companies (100.2%) (Cost $41,698,691)		39,119,148

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.1%)
JPMorgan Chase Nassau 0.000%, 10/1/09 (Amortized Cost $30,796)	$30,796	30,796

Total Investments (100.3%) (Cost/Amortized Cost $41,729,487)		39,149,944
Other Assets Less Liabilities (-0.3%)		(125,908)

Net Assets (100%)		$39,024,036

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value September 30, 2009	Dividend Income	Realized Gain (Loss)
EQ/Bond Index Portfolio(a)	$1,838,822	$526,750	$60,324	$—	$69,777	$868
EQ/Core Bond Index Portfolio(b)	—	4,407	1,845	2,355,962	—	37
EQ/Equity 500 Index Portfolio	9,564,697	3,578,426	908,450	15,030,921	—	(329,138)
EQ/Global Bond PLUS Portfolio(c)	—	266,926	15,153	264,125	1,875	345
EQ/Global Multi-Sector Equity Portfolio(d)	1,525,334	3,789,234	300,280	6,620,774	1,450	(164,792)
EQ/International ETF Portfolio	5,492,134	1,981,931	2,588,922	7,521,841	—	(1,311,606)
EQ/PIMCO Ultra Short Bond Portfolio(e)	124,398	90,463	228,026	—	—	(4,380)
EQ/Quality Bond PLUS Portfolio	—	238,745	12,578	237,531	604	1,198
EQ/Small Company Index Portfolio	1,673,030	567,638	542,149	2,419,487	—	(255,799)
Multimanager Aggressive Equity Portfolio	1,392,198	590,164	2,286,762	730,730	—	(661,252)
Multimanager Large Cap Value Portfolio	1,507,827	529,855	1,112,582	1,606,850	—	(370,556)
Multimanager Mid Cap Growth Portfolio	105,746	22,706	5,471	167,087	—	(2,017)
Multimanager Mid Cap Value Portfolio	621,774	187,278	39,875	1,069,450	5,814	(16,537)
Multimanager Multi-Sector Bond Portfolio(f)	621,675	442,671	75,360	1,094,390	—	(27,064)

	$24,467,635	$12,817,194	$8,177,777	$39,119,148	$79,520	$(3,140,693)

(a)	merged into EQ/Core Bond Index Portfolio

(b)	formerly known as EQ/JPMorgan Core Bond Portfolio

(c)	formerly known as EQ/Evergreen International Bond Portfolio

(d)	formerly known as EQ/Van Kampen Emerging Markets Equity Portfolio

(e)	formerly known as EQ/PIMCO Real Return Portfolio

(f)	formerly known as Multimanager High Yield Portfolio

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Investment Companies
Investment Companies	$—	$39,119,148	$—	$39,119,148
Short-Term Investments	—	30,796	—	30,796

Total Asset	$—	$39,149,944	$—	$39,149,944

Total Liability	$—	$—	$—	$—

Total	$—	$39,149,944	$—	$39,149,944

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Investment Companies	$12,817,194
Net Proceeds of Sales and Redemptions:
Investment Companies	$5,000,037

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$424,065
Aggregate gross unrealized depreciation	(2,831,342)

Net unrealized depreciation	$(2,407,277)

Federal income tax cost of investments	$41,557,221

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	10,773	$103,823
EQ/Equity 500 Index Portfolio‡	472,758	8,846,474
EQ/Global Multi-Sector Equity Portfolio‡	331,172	3,634,070
EQ/International ETF Portfolio‡	590,847	4,564,703
EQ/Small Company Index Portfolio‡	184,618	1,520,655
Multimanager Aggressive Equity Portfolio‡	19,047	416,861
Multimanager Large Cap Value Portfolio‡	96,253	821,081
Multimanager Mid Cap Growth Portfolio*‡	15,647	107,646
Multimanager Mid Cap Value Portfolio‡	83,987	664,031
Multimanager Multi-Sector Bond Portfolio‡	16,037	62,225

Total Investment Companies (100.7%) (Cost $21,465,785)		20,741,569

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.3%)
JPMorgan Chase Nassau 0.000%, 10/1/09
(Amortized Cost $55,870)	$55,870	55,870

Total Investments (101.0%) (Cost/Amortized Cost $21,521,655)		20,797,439
Other Assets Less Liabilities (-1.0%)		(211,230)

Net Assets (100%)		$20,586,209

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the nine months ended September 30, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value September 30, 2009	Dividend Income	Realized Gain (Loss)
EQ/Bond Index Portfolio(a)	$—	$108,417	$6,603	$—	$3,075	$208
EQ/Core Bond Index Portfolio(b)	—	174	19	103,823	—	— #
EQ/Equity 500 Index Portfolio	5,164,352	3,051,037	1,235,027	8,846,474	—	(462,397)
EQ/Global Multi-Sector Equity Portfolio(c)	775,313	2,270,521	370,416	3,634,070	767	(191,957)
EQ/International ETF Portfolio	2,866,485	1,694,973	1,605,526	4,564,703	—	(815,341)
EQ/Small Company Index Portfolio	983,300	514,746	500,222	1,520,655	—	(236,306)
Multimanager Aggressive Equity Portfolio	724,968	418,003	1,268,961	416,861	—	(347,097)
Multimanager Large Cap Value Portfolio	717,881	427,662	738,044	821,081	—	(255,351)
Multimanager Mid Cap Growth Portfolio	79,999	—	—	107,646	—	—
Multimanager Mid Cap Value Portfolio	341,906	183,402	58,546	664,031	3,533	(23,860)
Multimanager Multi-Sector Bond Portfolio(d)	—	65,517	6,615	62,225	—	215

	$11,654,204	$8,734,452	$5,789,979	$20,741,569	$7,375	$(2,331,886)

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

#	Rounds to less than $0.50

(a)	merged into EQ/Core Bond Index Portfolio

(b)	formerly known as EQ/JPMorgan Core Bond Portfolio

(c)	formerly known as EQ/Van Kampen Emerging Markets Equity Portfolio

(d)	formerly known as Multimanager High Yield Portfolio

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Investment Companies
Investment Companies	$—	$20,741,569	$—	$20,741,569
Short-Term Investments	—	55,870	—	55,870

Total Asset	$—	$20,797,439	$—	$20,797,439

Total Liability	$—	$—	$—	$—

Total	$—	$20,797,439	$—	$20,797,439

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Investment Companies	$8,734,452
Net Proceeds of Sales and Redemptions:
Investment Companies	$3,437,737

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$329,870
Aggregate gross unrealized depreciation	(964,525)

Net unrealized depreciation	$(634,655)

Federal income tax cost of investments	$21,432,094

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

Note 1 Valuation

The Portfolios are subject to the provisions of FASB Accounting Standards CodificationTM (“ASC”), “Fair Value Measurements and Disclosure” (ASC 820) (formerly known as SFAS 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

A summary of inputs used to value each Portfolio’s net assets as of September 30, 2009 is included in the Portfolio of Investments.

Equity securities listed on national securities exchanges are valued at the last sale price or official closing price or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ Stock Market will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Other unlisted stocks are valued at their last sale price or official closing price or, if there is no reported sale during the day or official closing price, at a bid estimated by a broker.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price.

Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such bonds or stocks. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

Options are valued at their last sale price, or if not available, previous day’s sales price. If the bid price is higher or the asked price is lower than the last sale price, the higher bid or lower asked price may be

AXA PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS — (Continued)

September 30, 2009 (Unaudited)

used. Options not traded on an exchange or actively traded are valued according to fair value methods. The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

Corporate bonds and notes may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds and notes will be valued at a bid price estimated by a broker.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities, including foreign government securities, not traded directly, or in American Depository Receipt (ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

All securities held in the EQ/Money Market Portfolio are valued at amortized cost. The EQ/Money Market Portfolio seeks to maintain a constant net asset value of $1.00, but there can be no assurance that it will be able to do so.

Investments in Exchange Traded Funds (ETFs) are valued based on last sale price on the respective exchange.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency notes as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided, are valued in good faith under the direction of the Trustees.

Investments in the AXA Allocation Portfolios and the Target Allocation Portfolios are valued based on the net asset value per share of each underlying open-end mutual fund (other than ETFs), which follow the policies as described above.

Pursuant to procedures approved by the Trustees, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected, as by a method approved by the Trustees, in the Trust’s calculation of net asset values for each applicable Portfolio when the Trust’s Manager deems that the particular event or circumstance would materially affect such Portfolio’s net asset value.

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and discount on long-term securities using the effective yield method) is accrued daily.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i)	market value of investment securities, other assets and liabilities - at the valuation date.

(ii)	purchases and sales of investment securities, income and expenses - at the date of such transactions.

AXA PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS — (Continued)

September 30, 2009 (Unaudited)

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, forward foreign currency exchange contracts and foreign cash recorded on the Portfolio’s books. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

Securities Lending:

For all Portfolios, the Board of Trustees has approved the lending of portfolio securities, through its custodian bank, JPMorgan Chase Bank (“JPMorgan”), acting as lending agent, to certain approved broker-dealers in exchange for negotiated lenders’ fees. By lending investment securities, a Portfolio attempts to increase its net investment income through the return on the investment of cash collateral received on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Portfolio securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Portfolio from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Portfolios and retains a portion of the interest earned. Cash collateral is invested on behalf of a Portfolio in a manner similar to the Portfolio’s investment of its cash reserves and the Portfolio bears all of the gains and losses on such investments. The net asset value of a Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. At September 30, 2009, the cash collateral received by each Portfolio for securities loaned was invested by JPMorgan and is summarized in the Portfolio of Investments. The Portfolios bear the risk of any loss in market value of the investments purchased with cash collateral.

Repurchase Agreements:

Certain Portfolios may enter into repurchase agreements with qualified and Manager approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Portfolio’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

Short Sales Against the Box:

Certain Portfolios may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security

AXA PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS — (Continued)

September 30, 2009 (Unaudited)

the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Not more than 10% of a Portfolio’s net assets may be held as collateral for short sales against the box at any one time. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

Accounting for Derivative Instruments:

The Portfolios are subject to the provisions of Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 requires enhanced disclosures about Funds’ derivative and hedging activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Following is a description of how and why the Portfolios use derivative instruments, the type of derivatives utilized by the Portfolios during the reporting period, as well as the primary underlying risk exposures related to each instrument type.

All open derivative positions at period end are reflected on each respective Portfolio’s Schedule of Investments and the colume of these open positions relative to the net assets of each respective Portfolio is generally representative of open positions throughout the reporting period for each respective Portfolio.

Options Written:

Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the portfolio or to enhance investment performance. Certain Portfolios may purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are recognized as gains on the expiration date. Premiums received from writing options which are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call option, a Portfolio, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Portfolios, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts and options on futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Certain Portfolios may buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios’ securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and options on futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures

AXA PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS — (Continued)

September 30, 2009 (Unaudited)

contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio’s credit risk is limited to failure of the exchange or board of trade.

Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends. The use of forward commitments may result in market risk to the Portfolios that is greater than if the Portfolios had engaged solely in transactions that settle in the customary time.

Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Market and Credit Risk:

Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The Portfolio bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio’s futures transactions. Forward commitments, forward foreign currency exchange contracts,

AXA PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS — (Continued)

September 30, 2009 (Unaudited)

over-the-counter options and swaps are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

Note 2 Subsequent Event

The Manager evaluated subsequent events from September 30, 2009, the date of these financial statements, through November 16, 2009, the date these financial statements were available. There were no subsequent events to disclose.

Item 2.	Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Premier VIP Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
President
November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer
November 25, 2009

By:	/s/ Brian Walsh
Brian Walsh
Chief Financial Officer and Treasurer
November 25, 2009